AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2009

Registration Nos. 333-17217 and 811-07953

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 61	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 64	☒
(Check appropriate box or boxes)

EQ ADVISORS TRUST

(formerly 787 Trust)

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s Telephone Number, including area code: (212) 554-1234

Patricia Louie, Esq.

Vice President and

Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and address of agent for service)

Please send copies of all communications to:

Clifford J. Alexander, Esq.

Mark C. Amorosi, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☒	on April 14, 2009 pursuant to paragraph (a) of Rule 485

☐	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EQ ADVISORS TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A	–	Master Prospectus of EQ Advisors Trust, Prospectus of All Asset Allocation Portfolio, Prospectus of EQ/International ETF Portfolio, Prospectus of EQ/Franklin Templeton Founding Strategy Portfolio, Prospectus for Crossings Allocation Portfolios.

Part B	–	Statement of Additional Information for each Portfolio of the Trust, except the AXA Defensive Strategy, AXA Conservative Growth Strategy, AXA Balanced Strategy and AXA Moderate Growth Strategy Portfolios.

Part C	–	Other Information

Signature Page

Exhibits

EQ Advisors TrustSM

Prospectus dated May 1, 2009

This Prospectus describes Portfolios* offered by EQ Advisors Trust and the Class IA and Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Equity Portfolios

EQ/AllianceBernstein Common Stock

EQ/AllianceBernstein International

EQ/AllianceBernstein Small Cap Growth

EQ/Ariel Appreciation II

EQ/AXA Franklin Income Core*

EQ/AXA Franklin Small Cap Value Core*

EQ/AXA Mutual Shares Core*

EQ/AXA Templeton Growth Core*

EQ/AXA Rosenberg Value Long/Short Equity

EQ/BlackRock Basic Value Equity

EQ/BlackRock International Value

EQ/Boston Advisors Equity Income

EQ/Calvert Socially Responsible

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Davis New York Venture

EQ/Equity 500 Index

EQ/Evergreen Omega

EQ/Focus PLUS*

EQ/GAMCO Mergers and Acquisitions

EQ/GAMCO Small Company Value

EQ/Global Multi-Sector Equity*

EQ/International Core PLUS

EQ/International Growth

EQ/JPMorgan Value Opportunities

EQ/Large Cap Core PLUS

EQ/Large Cap Growth Index**

EQ/Large Cap Growth PLUS

EQ/Large Cap Value Index**

EQ/Large Cap Value PLUS**

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Lord Abbett Mid Cap Value

EQ/Mid Cap Index**

EQ/Mid Cap Value PLUS

EQ/Montag & Caldwell Growth

EQ/Oppenheimer Global

EQ/Oppenheimer Main Street Opportunity

EQ/Oppenheimer Main Street Small Cap

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

EQ/Van Kampen Mid Cap Growth

EQ/Van Kampen Real Estate

Fixed Income Portfolios

EQ/Bond Index

EQ/Caywood-Scholl High Yield Bond

EQ/Core Bond Index**

EQ/Global Bond PLUS**

EQ/Government Securities

EQ/Intermediate Government Bond Index**

EQ/Long Term Bond

EQ/Money Market

EQ/PIMCO Ultra Short Bond**

EQ/Quality Bond PLUS**

EQ/Short Duration Bond

*	Not all of these Portfolios may be available as an investment in your variable life or annuity product or under your retirement plan. In addition, certain of these Portfolios may be available only as underlying investment portfolios of certain other portfolios of EQ Advisors Trust and may not be available directly as an investment plan under your variable life or annuity product or retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.
**	Please see next page “Overview – Information on Portfolio Name Changes.”

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

IA/IB Master

(34122)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-nine (69) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA and Class IB shares of fifty-six (56) of the Trust’s Portfolios. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. Each Portfolio is a diversified Portfolio, except for the EQ/GAMCO Mergers and Acquisitions Portfolio, the EQ/Marsico Focus Portfolio and the EQ/Van Kampen Real Estate Portfolio, which are non-diversified Portfolios. Information on each Portfolio, including its investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant in a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio.

The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Portfolio Name Changes

Information on Portfolio Name Changes
Portfolio Name Until December 1, 2008	Portfolio Name Effective December 1, 2008
EQ/AllianceBernstein Large Cap Growth Portfolio	EQ/Large Cap Growth Index Portfolio
EQ/Legg Mason Value Equity Portfolio	EQ/Large Cap Value Index Portfolio
EQ/AllianceBernstein Value Portfolio	EQ/Large Cap Value PLUS Portfolio*
EQ/FI Mid Cap Index Portfolio	EQ/Mid Cap Index Portfolio
EQ/AllianceBernstein Quality Bond Portfolio	EQ/Quality Bond PLUS Portfolio*

Portfolio Name Until January 15, 2009	Portfolio Name Effective January 15, 2009
EQ/AllianceBernstein Intermediate Government Securities Portfolio	EQ/Intermediate Government Bond Index Portfolio
EQ/JPMorgan Core Bond Portfolio	EQ/Core Bond Index Portfolio

Portfolio Name Until May 1, 2009	Portfolio Name Effective May 1, 2009
EQ/Evergreen International Bond Portfolio	EQ/Global Bond PLUS Portfolio*
EQ/Franklin Income Portfolio	EQ/AXA Franklin Income Core Portfolio
EQ/Franklin Small Cap Value Portfolio	EQ/AXA Franklin Small Cap Value Core Portfolio
EQ/Marsico Focus Portfolio	EQ/Focus PLUS Portfolio*
EQ/Mutual Shares Portfolio	EQ/AXA Mutual Shares Core
EQ/PIMCO Real Return	EQ/PIMCO Ultra Short Bond
EQ/Templeton Growth Portfolio	EQ/AXA Templeton Growth Core Portfolio
EQ/Van Kampen Emerging Markets Equity Portfolio	EQ/Global Multi-Sector Equity Portfolio

* Together with the EQ/International Core PLUS Portfolio, the EQ/Mid Cap Value PLUS Portfolio, the EQ/Large Cap Growth PLUS Portfolio and the EQ/Large Cap Core PLUS Portfolio, these Portfolios may be referred to as the PLUS Portfolios.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a complete description of the principal investment objective, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/AllianceBernstein Common Stock, EQ/AllianceBernstein Small Cap Growth, EQ/AXA Franklin Small Cap Value, EQ/AXA Rosenberg Value Long/Short Equity, EQ/BlackRock Basic Value Equity, EQ/Boston Advisors Equity Income, EQ/Equity 500 Index, EQ/GAMCO Small Company Value, EQ/Global Multi-Sector Equity, EQ/Large Cap Core PLUS, EQ/Large Cap Growth Index, EQ/Large Cap Growth PLUS, EQ/Large Cap Value Index, EQ/Large Cap Value PLUS, EQ/Lord Abbett Large Cap Core, EQ/Lord Abbett Mid Cap Value, EQ/Mid Cap Index, EQ/Mid Cap Value PLUS, EQ/Oppenheimer Main Street Small Cap, EQ/Small Company Index, EQ/T. Rowe Price Growth Stock, EQ/Van Kampen Mid Cap Growth, EQ/Van Kampen Real Estate, EQ/Intermediate Government Bond Index, EQ/Bond Index, EQ/Caywood-Scholl High Yield Bond, EQ/Core Bond Index, EQ/Global Bond PLUS, EQ/Government Securities, EQ/Long Term Bond, EQ/Quality Bond PLUS, EQ/Short Duration Bond and EQ/PIMCO Ultra Short Bond Portfolios each has a policy that it will invest at least 80% of its net assets in the particular type of investment suggested by its name. The EQ/BlackRock International Value and EQ/Van Kampen Comstock Portfolios each has a policy that it will invest at least 80% of its net assets in a particular type of investment. These policies may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•

A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Equity Portfolios

EQ/AllianceBernstein Common Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.

THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000® Index (“Russell 3000” or “Underlying Index”). The Russell 3000 is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market.

The Portfolio’s investments are selected by a stratified sampling construction process in which the Adviser selects a subset of the 3,000 companies in the Russell 3000 based on the Adviser’s analysis of key risk factors and other characteristics. Such factors include industry weightings, market capitalizations, return variability, and yield. The Portfolio also may invest in securities and other instruments, such as futures contracts and options on futures contracts whose return depends on stock market prices. The Adviser selects these instruments to attempt to match the total return of the Russell 3000 but may not always do so. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets.

Where appropriate futures contracts do not exist, or if the Adviser deems advisable for other reasons, the Portfolio may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Portfolio may also use ETFs for purposes other than cash management, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. When the Portfolio invests in ETFs or other investment companies, the Portfolio bears a proportionate share of expenses charged by the investment company in which it invests. The Portfolio also may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

Although the Portfolio attempts to closely track the Russell 3000, the Portfolio does not invest in all 3,000 stocks in the index and so there can be no assurance that its performance will match that of the Underlying Index. Also, the Portfolio’s returns, unlike those of the Underlying Index, are reduced by Portfolio fees and operating expenses. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Exchange-Traded Funds Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
% ( 4th Quarter)	–19.29% (2002 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	5

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% (4th Quarter)	–19.34% (2002 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Common Stock Portfolio — Class IA Shares	%	%	%
EQ/AllianceBernstein Common Stock Portfolio — Class IB Shares	%	%	%
Russell 3000 Index*, †	%	%	%
S&P 500 Index†	%	%	%
*	Effective December 1, 2008, the Portfolio changed its benchmark from the S&P 500 Index to the Russell 3000 Index. The Portfolio changed its benchmark because the Manager believes that the Russell 3000 Index reflects more closely the securities and sectors in which the Portfolio invests.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Common Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $         billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell

6	About the investment portfolios	EQ Advisors Trust

2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	7

Equity Portfolios (continued)

EQ/AllianceBernstein International Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or “emerging markets”), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries (including developing countries or “emerging markets”) not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may, to a limited extent, also use derivatives, including: writing covered call and put options and purchasing call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may, to a limited extent, also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

8	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
25.49% (1999 4th Quarter)	–20.46% (2002 3rd Quarter)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
25.32% (1999 4th Quarter)	–20.49% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein International Portfolio — Class IA Shares	%	%	%
EQ/AllianceBernstein International Portfolio — Class IB Shares	%	%	%
MSCI EAFE Index†	%	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein International Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.90%	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

EQ Advisors Trust	About the investment portfolios	9

Equity Portfolios (continued)

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $         billion in assets under management.

Investment decisions for the Portfolio are made by Joshua Lisser, who is primarily responsible for the day-to-day management of the Portfolio. Joshua Lisser is Chief Investment Officer-Structured Equities and is a member of the Blend Solutions Team. He joined AllianceBernstein in 1992 as a portfolio manager in the index strategies group and developed the international and global risk controlled equity services. Prior to joining the firm, Mr. Lisser was with Equitable Capital specializing in derivative investment strategies.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

10	About the investment portfolios	EQ Advisors Trust

EQ/AllianceBernstein Small Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies. Small capitalization companies mean those companies with market capitalizations within the range of the Russell 2500 Index at the time of purchase (market capitalization range of approximately $         billion to $         billion as of December 31, 2008.

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio also may invest in securities of mid-cap companies. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
28.16% (1999 4th Quarter)	% ( Quarter)

EQ Advisors Trust	About the investment portfolios	11

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
28.02% (1999 4th Quarter)	% ( Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Small Cap Growth Portfolio — Class IA Shares	%	%	%
EQ/AllianceBernstein Small Cap Growth Portfolio — Class IB Shares	%	%	%
Russell 2500 Growth Index†	%	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $         billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s US Small/SMID Cap Growth Team, which is responsible for management of all of AllianceBernstein’s US Small/SMID Cap Growth accounts. The US Small/SMID Cap Growth Team relies heavily on its fundamental analysis and research. In addition, the team draws upon the research of AllianceBernstein’s industry analysts as well as other portfolio management teams. The four members of the US Small/SMID Cap Growth Team with the most significant responsibility for the day-to-day management of the Portfolio are: Bruce Aronow, Samantha Lau, Kumar Kirpalani, Wen-TseTseng and Joshua Lisser.

Bruce Aronow is Senior Vice President, Portfolio Manager/Research Analyst and serves as team leader for the Small/SMID Cap Growth

12	About the investment portfolios	EQ Advisors Trust

Team. He is also responsible for research and portfolio management for the Small/SMID Cap Growth consumer/commercial sectors. Mr. Aronow joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Samantha Lau is Senior Vice President, Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth technology sector. Ms. Lau joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Kumar Kirpalani is Senior Vice President, Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth industrial, financial and energy sector. Mr. Kirpalani joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Wen-TseTeng is Vice President and Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth healthcare sector. Prior to joining AllianceBernstein in March 2006, Mr. Teng was the healthcare sector portfolio manager at William D. Witter since August 2003 and with Weiss, Peck & Greer, from April 2002 to August 2003.

Joshua Lisser is Chief Investment Officer-Structured Equities and is a member of the Blend Solutions Team. He joined AllianceBernstein in 1992 as a portfolio manager in the index strategies group and developed the international and global risk controlled equity services. Prior to joining the firm, Mr. Lisser was with Equitable Capital specializing in derivative investment strategies.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	13

Equity Portfolios (continued)

EQ/Ariel Appreciation II Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in the securities of mid-capitalization companies (currently considered by the Adviser to mean companies with market capitalizations generally between $2 billion and $15 billion at the time of initial purchase by the Portfolio). The Portfolio invests primarily in common stocks but may also invest in other types of equity securities, including preferred stocks, warrants and securities convertible into common stocks. The Portfolio generally contains no more than 50 stocks, and it generally holds investments for a relatively long period of time — typically two to five years. At times, the Portfolio may maintain larger than normal cash positions while the Adviser searches for compelling investments. The Portfolio also may invest to a limited extent in foreign securities.

The Adviser’s investment strategy is focused on long-term investing. By concentrating on long-term investing, the Adviser believes that its patient approach allows it to take advantage of buying opportunities that frequently arise from Wall Street’s excessive focus on the short-term. The Adviser seeks to invest in quality companies in industries where the Adviser has expertise. The Adviser only buys when it determines that these businesses are selling at excellent values. Quality companies share several attributes that the Adviser believes should result in capital appreciation over time: (1) High barriers to entry; (2) Sustainable competitive advantages; (3) Predictable fundamentals that allow for double-digit earnings growth; (4) Quality management teams; and (5) Solid financials.

A stock generally will be held until it reaches the Adviser’s assessment of its true value or until the Adviser’s reasons for purchase no longer apply. The Adviser may sell a security for a variety of reasons, such as when there is a major change in the competitive landscape, a substantial shift in company fundamentals, or a loss of faith in managements abilities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is October 3, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
7.79% (2007 2nd Quarter)	–5.49% (2007 4th Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
7.78% (2007 2nd Quarter)	–5.56% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Ariel Appreciation II Portfolio — Class IA Shares	%	%
EQ/Ariel Appreciation II Portfolio — Class IB Shares	%	%
Russell Mid Cap Value Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

14	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Ariel Appreciation II Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.90%	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Ariel Investments (“Ariel Investments”), 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601, is the Adviser to the Portfolio. Ariel Investments is a registered investment adviser that provides investment advisory services for registered mutual funds, institutional clients, including public and private retirement plans, union plans, foundations and endowment funds, high net worth individuals and managed accounts under wrap programs sponsored by other firms. As of December 31, 2008, Ariel Investments managed assets aggregating in excess of $4.0 billion.

John W. Rogers, Jr., Chairman, Chief Executive Officer and Chief Investment Officer of Ariel Investments, is the Lead Portfolio Manager for the Portfolio. As such, he makes the final investment decisions for the Portfolio. Mr. Rogers founded Ariel Investments in 1983 and has held his current positions since that time. He has more than 25 years of professional experience managing portfolios and analyzing investments.

Matthew F. Sauer, Senior Vice President, Investment Committee, serves as a Portfolio Manager for the Portfolio. He has served in this capacity since May 2007. He assists the Lead Portfolio Manager in managing the Portfolio. Mr. Sauer joined Ariel in May 2006. Prior to joining Ariel, Mr. Sauer was employed from 1993-2006 by Oak Value Capital Management where he served in a number of capacities, culminating in the position of Executive Vice President, Senior Portfolio Manager and Director of Research.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	15

Equity Portfolios (continued)

EQ/AXA Franklin Income Core Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income while maintaining prospects for capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); the other portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 50% of the Portfolio’s net assets; the Index Allocated Portion will consist of approximately 50% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed by shareholder approval. Actual allocations among the distinct portions of the Portfolios may deviate from the amounts shown by up to 30% of the Portfolio’s net assets. The asset allocation range for each Portfolio is as follows: 20% to 80% in the Active Allocated Portion; and 20% to 80% in the Index Allocated Portion. Each Portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

Under normal circumstances, the Active Allocated Portion invests in a diversified portfolio of debt and equity securities. Debt securities include bonds, notes and debentures. Equity securities include common stocks, preferred stocks and convertible securities.

The Active Allocated Portion seeks income by selecting investments such as corporate, foreign and U.S. treasury bonds, as well as stocks with attractive dividend yields. In searching for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Active Allocated Portion may invest up to 100% of its total assets in debt securities that are rated below investment grade, but it is not expected that the Active Allocated Portion will invest more than 50% of its total assets in these securities. Securities below investment grade include those securities rated Ba or lower by Moody’s Investor Services, Inc. or BB or lower by Standard & Poor’s Corporation or, if unrated, securities deemed by the Adviser to be of comparable quality. Such securities are often referred to as “junk bonds.”

The Active Allocated Portion also may invest in investment grade fixed income securities, asset- and mortgage-backed securities and, to a limited extent, loan participations and U.S. Government securities. The Active Allocated Portion also may invest up to 25% of its assets in foreign securities, including emerging markets securities. The Active Allocated Portion generally will purchase foreign securities that are either traded in the U.S. or American Depositary Receipts. The Active Allocated Portion also may invest, to a limited extent, in illiquid securities, real estate investment trusts and derivatives.

In choosing investments, the Adviser to the Active Allocated Portion searches for undervalued or out-of-favor securities it believes offer current opportunities for income and significant growth in the future. The Adviser to the Active Allocated Portion performs independent analysis of debt securities being considered for the Active Allocated Portion, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Adviser to the Active Allocated Portion considers a variety of factors, including:

•	the experience and managerial strength of the company;

•	responsiveness to changes in interest rates and business conditions;

•	debt maturity schedules and borrowing requirements;

•	the company’s changing financial condition and market recognition of the changes; and

•	a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Adviser to the Active Allocated Portion may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer attractive investment opportunities.

The Index Allocation Portion of the Portfolio seeks to track the performance of the S&P 500 Index (“S&P 500”), the Barclays Capital Aggregate U.S. Bond Index (“Aggregate Bond Index”) and the Barclays Capital U.S. High Yield Index (“High Yield Index”) with minimal tracking error. Generally, the Index Allocated Portion employs a sampling approach. The sampling approach strives to match the index characteristics without having to purchase every stock in the index. In addition, a “long/short” strategy will be used for the Index Allocated Portion of the Portfolio to adjust the fixed income weightings between investment grade and non-investment grade holdings. This strategy will be utilized on an as-needed basis.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in both fixed income and equity securities, therefore, its performance may go up or down depending on general debt and equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

16	About the investment portfolios	EQ Advisors Trust

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds and Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Loan Participation and Assignments Risk

•	Multiple Adviser Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is September 15, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by two investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
2.50% (2007 1st Quarter)	–3.35% (2007 4th Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
2.40% (2007 1st Quarter)	–3.45% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/AXA Franklin Income Core Portfolio — Class IA Shares	%	%
EQ/AXA Franklin Income Core Portfolio — Class IB Shares	%	%
S&P 500 Index†,††	%	%
Barclays Capital U.S. Aggregate Bond Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	This index is the Portfolio’s primary benchmark.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/AXA Franklin Income Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	1.05%	1.30%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*

Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in

EQ Advisors Trust	About the investment portfolios	17

Equity Portfolios (continued)

the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Franklin Advisers, Inc. (“Franklin Advisers”), One Franklin Parkway, San Mateo, CA 94403-1906, is the Adviser to the Portfolio. Franklin Advisers is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2008, Franklin Advisers, together with its affiliates, had $        billion in assets under management.

The Active Allocated Portion of the Portfolio is managed by a team of dedicated professionals focused on investments in debt and equity securities. The portfolio managers of the team are Edward D. Perks, CFA and Charles B. Johnson.

Charles B. Johnson, Chairman and director of Franklin Resources, Inc., joined Franklin Templeton Investments in 1957 and has held his current position since that time.

Edward D. Perks, CFA, Senior Vice President of Franklin Global Advisers, joined Franklin Templeton Investments in 1992. He has held his current position since 2002 and has had portfolio management responsibilities for the past five years.

Mr. Perks has primary responsibility for the investments of the Portfolio. Subject to the general supervision of Mr. Johnson, he has final authority over all aspects of the Portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, new Jersey 08543-9011, manages the Index Allocated Portion of the Portfolio. BlackRock Investment is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $         trillion in investment company and other portfolio assets under management.

The Index Allocated Portion of the Portfolio is managed by [names of portfolio managers to be provided]

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

18	About the investment portfolios	EQ Advisors Trust

EQ/AXA Franklin Small Cap Value Core Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term total return.

THE INVESTMENT STRATEGY

The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); the other portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 50% of the Portfolio’s net assets; the Index Allocated Portion will consist of approximately 50% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed by shareholder approval. Actual allocations among the distinct portions of the Portfolios may deviate from the amounts shown by up to 30% of the Portfolio’s net assets. The asset allocation range for each Portfolio is as follows: 20% to 80% in the Active Allocated Portion; and 20% to 80% in the Index Allocated Portion. Each Portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

Under normal circumstances, the Active Allocated Portion invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations under $3.5 billion at the time of purchase.

The Active Allocated Portion generally invests in equity securities that the Adviser to the Active Allocated Portion believes are currently undervalued and have potential for capital appreciation. Equity securities include common stocks, preferred stocks and convertible securities. The Adviser to the Active Allocated Portion believes that a stock price is undervalued when it is less than the price at which it would trade if the market reflected all factors relating to the company’s worth.

The Active Allocated Portion generally invests in securities of U.S. companies but may invest up to 15% of its total assets in securities of foreign companies, including depositary receipts. The Active Allocated Portion also may invest, to a limited extent, in derivatives and illiquid securities and also may invest in securities of mid-capitalization companies and U.S. Government securities.

The Adviser to the Active Allocated Portion employs a bottom-up stock selection process. In selecting investments for the Portfolio, the Adviser to the Active Allocated Portion focuses on companies that have one or more of the following characteristics:

•	stock prices that are low relative to current, historical or future earnings, book value, cash flow or sales — all relative to the market, a company’s industry or a company’s earnings history;

•	recent sharp price declines but the potential for good long-term earnings prospects in the opinion of the Adviser; or

•

valuable intangibles not reflected in the stock price, such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

The Adviser to the Active Allocated Portion may consider a company to be undervalued in the marketplace relative to its underlying asset value because of overreaction by investors to unfavorable news about a company, an industry or stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. This may include companies that are attempting to recover from business set-backs, adverse events or cyclical downturns. In choosing investments, the Adviser to the Active Allocated Portion also may consider other factors such as income, company buy-backs and insider purchases and sales. The Adviser to the Active Allocated Portion may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to the Active Allocated Portion to offer attractive investment opportunities.

The Index Allocation Portion of the Portfolio seeks to track the performance of the Russell 2000 Index (“Russell 2000”) with minimal tracking error. Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the Russell 2000, although in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Multiple Adviser Risk

•	Small-Cap and Mid Cap Companies Risk

•	Value Investing Risk

EQ Advisors Trust	About the investment portfolios	19

Equity Portfolios (continued)

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is September 15, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by two investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
5.88% (2007 2nd Quarter)	–9.80% (2007 4th Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.79% (2007 2nd Quarter)	–9.88% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/AXA Franklin Small Cap Value Core Portfolio — Class IA Shares	%	%
EQ/AXA Franklin Small Cap Value Core Portfolio — Class IB Shares	%	%
Russell 2500 Value Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/AXA Franklin Small Cap Value Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	1.05%	1.30%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

20	About the investment portfolios	EQ Advisors Trust

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Franklin Advisory Services, LLC (“Franklin”), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Adviser to the Portfolio. Franklin is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2008, Franklin, together with its affiliates, had $        billion in assets under management.

The Active Allocated Portion of the Portfolio is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers have responsibility for the day-to-day management of the Portfolio and operate as a team to develop ideas and implement investment strategy for the Portfolio. The portfolio managers for the Portfolio are William J. Lippman, Bruce C. Baughman, CPA, Margaret McGee, Y. Dogan Sahin and Donald G. Taylor, CPA.

William J. Lippman, President of Franklin, joined Franklin Templeton Investments in 1988 and has held his current position since that time. Mr. Lippman has primary responsibility for the investments of the Portfolio. He has final authority over all aspects of the Portfolio’s investments, including but not limited to, purchases and sales of individual securities. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Bruce C. Baughman, CPA, Senior Vice President of Franklin, joined Franklin Templeton Investments in 1988 and has held his current position since that time. Mr. Baughman is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

Margaret McGee, Vice President of Franklin, joined Franklin Templeton Investments in 1988. She has held her current position since 1997. Ms. McGee is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

Y. Dogan Sahin, CFA, Portfolio Manager/Research Analyst of Franklin, joined Franklin Templeton Investments in 2001 as a research analyst. Mr. Sahin is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

Donald G. Taylor, CPA, Senior Vice President of Franklin, joined Franklin Templeton Investments in 1996 and has held his current position since that time. Mr. Taylor is a portfolio manager for the Portfolio, providing research and advice on the purchases and sales of individual securities.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, new Jersey 08543-9011, manages the Index Allocated Portion of the Portfolio. BlackRock Investment is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $         trillion in investment company and other portfolio assets under management.

The Index Allocated Portion of the Portfolio is managed by [names of portfolio managers to be provided]

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	21

Equity Portfolios (continued)

EQ/AXA Mutual Shares Core Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily, income.

THE INVESTMENT STRATEGY

The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); the other portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 50% of the Portfolio’s net assets; the Index Allocated Portion will consist of approximately 50% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed by shareholder approval. Actual allocations among the distinct portions of the Portfolios may deviate from the amounts shown by up to 30% of the Portfolio’s net assets. The asset allocation range for each Portfolio is as follows: 20% to 80% in the Active Allocated Portion; and 20% to 80% in the Index Allocated Portion. Each Portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

Under normal circumstances, the Active Allocated Portion Portfolio invests mainly in equity securities (including securities convertible into, or that the Adviser to the Active Allocated Portion expects to be exchanged for, common or preferred stocks) of U.S. and foreign companies that the Adviser to the Active Allocated Portion believes are undervalued. The Active Allocated Portion invests predominantly in companies with market capitalization greater than $5 billion at the time of investment, but it may invest a significant portion of its assets in smaller companies as well.

The Active Allocated Portion intends to invest up to 35% of its assets in foreign securities, including securities of companies in emerging markets and depositary receipts. In addition, from time to time, the Active Allocated Portion may invest, to a limited extent, in derivatives and may use forward foreign currency exchange contracts to hedge against currency risks when the Adviser to the Active Allocated Portion believes it would be advantageous to the Active Allocated Portion to do so. The Active Allocated Portion also may invest up to 15% of its net assets in securities with a limited trading market. The Active Allocated Portion may invest, to a limited extent, in real estate investment trusts and the securities of other investment companies.

The Active Allocated Portion invests primarily in securities that the Adviser to the Active Allocated Portion believes are trading at a discount to their intrinsic value. To a lesser extent, the Active Allocated Portion also invests in risk arbitrage securities (securities of companies involved in restructuring or that the Adviser to the Active Allocated Portion believes are cheap relative to an economically equivalent security of the same or another company) and securities of distressed companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. While the Active Allocated Portion generally purchases securities for investment purposes, the Adviser to the Active Allocated Portion also may seek to influence or control management, or invest in other companies that do so, when the Adviser to the Active Allocated Portion believes the Active Allocated Portion may benefit.

When engaging in an arbitrage strategy, the Active Allocated Portion typically buys one security while at the same time selling short another security. The Active Allocated Portion generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event. The Active Allocated Portion’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies (sometimes referred to as “junk bonds”). The Active Allocated Portion generally makes such investments to achieve capital appreciation, rather than to seek income.

The Adviser to the Active Allocated Portion employs a research driven, fundamental value strategy. In choosing equity investments, the Adviser to the Active Allocated Portion focuses on the market price of a company’s securities relative to the Adviser to the Active Allocated Portion’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Adviser to the Active Allocated Portion’s own analysis of the security’s intrinsic value rather than coupon rate or rating of the security.

The Adviser to the Active Allocated Portion may keep a portion, which may be significant at times, of the Active Allocated Portion’s assets in cash or invested in high-quality short-term money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Portfolio Active Allocated Portion’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. The Adviser to the Active Allocated Portion may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

The Index Allocation Portion of the Portfolio seeks to track the performance of the S&P 500 Index (“S&P 500”) with minimal tracking error. Generally, the Index Allocated Portion employs full replication, holding

22	About the investment portfolios	EQ Advisors Trust

each company in proportion to its market capitalization weight in the S&P 500, although in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Distressed Companies Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds and Lower Rated Securities Risk

•	Index-Fund Risk

•	Investment Company Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Multiple Adviser Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is September 15, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by two investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 1, 2009.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
5.62% (2007 2nd Quarter)	–3.68% (2007 3rd Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.54% (2007 2nd Quarter)	–3.69% (2007 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/AXA Mutual Shares Core Portfolio —Class IA Shares	%	%
EQ/AXA Mutual Shares Core Portfolio — Class IB Shares	%	%
S&P 500 Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	23

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/AXA Mutual Shares Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	1.05%	1.30%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Franklin Mutual Advisers, LLC (“Franklin Mutual”), 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the Adviser to the Portfolio. Franklin Mutual is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2008, Franklin Mutual, together with its affiliates, had $         billion in assets under management.

The following individuals are jointly responsible for the day-to-day management of the Active Allocated Portion of the Portfolio. The portfolio managers for the Active Allocated Portion of the Portfolio have primary responsibility for the investments of the Portfolio and have final authority over all aspects of the Portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio manager provides research and advice on the purchases and sales of individual securities and portfolio risk assessment. Mr. Langerman and Mr. Segal are co-managers for the Portfolio and Ms. Turner is assistant portfolio manager for the Portfolio.

Peter A. Langerman, Chairman, President and Chief Executive Officer of Franklin Mutual, rejoined Franklin Templeton Investments in 2005. He originally joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and portfolio manager, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.

F. David Segal, CFA, Portfolio Manager of Franklin Mutual, joined Franklin Templeton Investments in 2002 and has held his current position since that time.

Deborah A. Turner, CFA, Portfolio Manager of Franklin Mutual, joined Franklin Templeton Investments in 1996 and has held her current position since that time.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, new Jersey 08543-9011, manages the Index Allocated Portion of the Portfolio. BlackRock Investment is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $         trillion in investment company and other portfolio assets under management.

The Index Allocated Portion of the Portfolio is managed by [names of portfolio managers to be provided]

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

24	About the investment portfolios	EQ Advisors Trust

EQ/AXA Templeton Growth Core Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); the other portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 50% of the Portfolio’s net assets; the Index Allocated Portion will consist of approximately 50% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed by shareholder approval. Actual allocations among the distinct portions of the Portfolios may deviate from the amounts shown by up to 30% of the Portfolio’s net assets. The asset allocation range for each Portfolio is as follows: 20% to 80% in the Active Allocated Portion; and 20% to 80% in the Index Allocated Portion. Each Portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

Under normal circumstances, the Active Allocated Portion invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Equity securities include common stocks, preferred stocks and convertible securities. The Active Allocated Portion may invest in securities in any capitalization range, but may only invest to a limited extent in securities issued by small capitalization companies. The Active Allocated Portion also may invest, to a limited extent, in depositary receipts.

The Active Allocated Portion may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities include bonds, notes and debentures.

The Active Allocated Portion may invest, to a limited extent, in derivatives and may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Active Allocated Portion’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment). The Adviser to the Active Allocated Portion considers various factors, such as availability and cost, in deciding whether to use a particular strategy. The Active Allocated Portion also may invest, to a limited extent, in real estate investment trusts.

When choosing equity investments for the Active Allocated Portion, the Adviser to the Active Allocated Portion applies a bottom-up, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Adviser to the Active Allocated Portion’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The Adviser to the Active Allocated Portion also considers a company’s price to earnings ratio, price to cash flow ratio, profit margins and liquidation value. The Adviser to the Active Allocated Portion may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to the Active Allocated Portion to offer superior investment opportunities.

The Index Allocation Portion of the Portfolio seeks to track the performance of the S&P 500 Index (“S&P 500”) and the Morgan Stanley Capital International EAFE Index (“MSCI EAFE”) with minimal tracking error. Generally, the Index Allocated Portion employs full replication, holding each company in its proportion to its market capitalization weight in the S&P 500 or the MSCI EAFE, although in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

EQ Advisors Trust	About the investment portfolios	25

Equity Portfolios (continued)

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is September 15, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by two investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 1, 2009.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
6.33% (2007 2nd Quarter)	–3.20% (2007 4th Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.15% (2007 2nd Quarter)	–3.29% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/AXA Templeton Growth Core Portfolio — Class IA Shares	%	%
EQ/AXA Templeton Growth Core Portfolio — Class IB Shares	%	%
MSCI World Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/AXA Templeton Growth Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	1.10%	1.35%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example

26	About the investment portfolios	EQ Advisors Trust

does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Templeton Global Advisors Limited (“Templeton”), Lyford Cay, Nassau, Bahamas, is the Adviser to the Portfolio. Templeton is a registered investment adviser with the SEC that provides investment advisory services for registered mutual funds. As of December 31, 2008, Templeton, together with its affiliates, had $         billion in assets under management.

The Active Allocated Portion of the Portfolio is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team include Cindy Sweeting, CFA, Tucker Scott, CFA and Lisa F. Myers, CFA.

Cindy Sweeting, CFA, President of Templeton and Director of Portfolio Management of Templeton, has primary responsibility for the investments of the Portfolio. She has held her current position since January 2008. Prior to that time, Ms. Sweeting was Director of Research of the Templeton Global Equity Group. Ms. Sweeting has over 25 years of experience in the investment industry.

Tucker Scott, CFA, Executive Vice President and Portfolio Manager of Templeton, he has been a portfolio manager of the Portfolio since October 2007. Mr. Scott joined Franklin Templeton in 1996 and currently has portfolio management responsibility for retail and institutional accounts. Mr. Scott has had portfolio management responsibilities since 1999.

Lisa F. Myers, CFA, Executive Vice President of Templeton, provides research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She has held her current position since 2003 and has had portfolio management responsibilities since 2002.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, new Jersey 08543-9011, manages the Index Allocated Portion of the Portfolio. BlackRock Investment is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $         trillion in investment company and other portfolio assets under management.

The Index Allocated Portion of the Portfolio is managed by [names of portfolio managers to be provided]

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	27

Equity Portfolios (continued)

EQ/AXA Rosenberg Value Long/Short Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in stocks of small- and mid-capitalization companies, but also may invest in stocks of large-capitalization companies. For purposes of this Portfolio, small- and mid-capitalization companies are companies with market capitalization of $10 billion or less at the time of investment.

The Portfolio attempts to achieve its objective by taking long positions in stocks of companies within certain capitalization ranges (as noted above) principally traded in U.S. markets that the Adviser has identified as undervalued and short positions in such stocks that it has identified as overvalued. When the Adviser believes that a security is undervalued relative to its peers, it may buy the security for the Portfolio’s long portfolio. When the Adviser believes that a security is overvalued relative to its peers, the Adviser may sell the security short by borrowing it from a third party and selling it at the then-current market price.

The Portfolio may purchase shares of exchange traded funds (“ETFs”), to a limited extent, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Portfolio may invest in real estate investment trusts and may also borrow money for leveraging purposes. The Portfolio also may engage in active and frequent trading.

The Adviser employs an investment strategy that is designed to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks, the Adviser attempts to limit the effect of general stock market movements on its performance. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.

The Adviser employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. The Adviser seeks to construct a diversified portfolio that has, in addition to limited exposure to certain risks, including the risks surrounding investments in the U.S. equity market generally, near neutral exposure to the risks associated with specific industries and specific capitalizations.

The Adviser seeks to identify mispriced stocks across industries, by analyzing a company’s fundamental data through two stock selection models used to evaluate its universe of stocks. Its valuation model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics. The earnings forecast model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts’ earnings estimates and broker buy/sell recommendations. The Adviser compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the value and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

In addition to considering the Portfolio’s industry weightings and risks associated with specific individual stock selections, the Adviser attempts to moderate the value investing style of the Portfolio by applying a quantitative risk-control and portfolio optimization process. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Exchange Traded Funds Risk

•	Large-Cap Company Risk

•	Leveraging Risk

•	Portfolio Turnover Risk

•	Real Estate Investing Risk

•	Short Sales Risk

•	Small- and Mid-Cap Companies Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one-year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index that minimizes the affect of equity securities. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Laudus Rosenberg VIT Value Long/Short Equity Fund, a series of Laudus Variable Insurance

28	About the investment portfolios	EQ Advisors Trust

Trust) advised by the same Adviser using a substantially similar investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Laudus Rosenberg VIT Value Long/Short Equity Fund whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on November 17, 2006 in exchange for Class IB shares of the Portfolio) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
6.31% (2005 1st Quarter)	–3.78% (2006 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (June 15, 2007) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.

Calendar Year Total Returns — Class IB*

Best quarter (% and time period)	Worst quarter (% and time period)
6.31% (2005 1st Quarter)	–3.78% (2006 3rd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/AXA Rosenberg Value Long/Short Equity Portfolio — Class IA shares	%	%	%
EQ/AXA Rosenberg Value Long/Short Equity Portfolio — Class IB shares	%	%	%
Merrill Lynch 3-Month U.S. Treasury Bill Index**	%	%	%
*	Performance information shown for periods prior to the date the predecessor portfolio transferred its assets to the Portfolio (November 17, 2006) is the performance of the predecessor, which had one class of outstanding shares. The predecessor portfolio’s performance reflects the fees and expenses (including Rule 12b-1 fees) incurred by the predecessor portfolio. The Portfolio is subject to its own fees and expenses. Class IB shares of the Portfolio are subject to a Rule 12b-1 fee. Class IA shares do not pay any Rule 12b-1 fees.
**	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	1.40%	1.40%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses	%	%
Dividend Expenses on Securities Sold Short	%	%
Net Expenses**	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests, dividends and interest on securities sold short and extraordinary expenses) do not exceed 1.74% for Class IA shares and 1.99% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the

EQ Advisors Trust	About the investment portfolios	29

Equity Portfolios (continued)

Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), 4 Orinda Way, Building E, Orinda, CA 94563, is the Adviser to the Portfolio. AXA Rosenberg provides advisory services to institutional investors and mutual funds. As of December 31, 2008, AXA Rosenberg had $         billion in assets under management.

Investment decisions arise from AXA Rosenberg’s automatic expert system processing which combines proprietary software programs and comprehensive databases to replicate the decisions financial experts might make in a perfect world. A team of personnel employed by AXA Rosenberg is jointly responsible for monitoring the recommendations for all accounts that are generated by the investment model and for the day-to-day operations of the accounts.

Dr. William Ricks oversees and is primarily responsible for the day-to-day management of the Portfolio and is the Chief Executive Officer and Chief Investment Officer of AXA Rosenberg. Dr. Ricks has held these positions since 1998. He joined AXA Rosenberg’s predecessor in 1989. He is responsible for overseeing the implementation of AXA Rosenberg’s investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the various aspects of AXA Rosenberg’s investment process, including trading, operations, portfolio engineering and portfolio construction.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

30	About the investment portfolios	EQ Advisors Trust

EQ/BlackRock Basic Value Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. The Adviser places particular emphasis on companies with below-average price/earnings ratios that may pay above-average dividends. The Adviser may also determine a company is undervalued if its stock price is down because of temporary factors from which the Adviser believes the company will recover. The Portfolio focuses its investments on companies with market capitalization over $5 billion.

The Adviser believes that favorable changes in market prices are more likely to occur when:

•	stocks are out of favor;

•	company earnings are depressed;

•	price/earnings ratios are relatively low;

•	investment expectations are limited; and/or

•	there is no general interest in a security or industry.

On the other hand, the Adviser believes that negative developments are more likely to occur when:

•	investment expectations are generally high;

•	stock prices are advancing or have advanced rapidly;

•	price/earnings ratios have been inflated; and/or

•	an industry or security continues to become popular among investors.

The Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.

The Portfolio may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio or if the Portfolio determines that the issuer no longer meets the criteria the Adviser has established for the purchase of such securities or if the Adviser thinks there is a more attractive investment opportunity in the same category. The Portfolio also may invest, up to 25% of its total assets, in securities issued by foreign companies.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

The Portfolio may, to a limited extent, use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
18.10% (2003 2nd Quarter)	–20.46% (2002 3rd Quarter)
*	For periods prior to the date Class IA Shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.

EQ Advisors Trust	About the investment portfolios	31

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.08% (2003 2nd Quarter)	–20.46% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/BlackRock Basic Value Equity Portfolio — Class IA Shares**	%	%	%
EQ/BlackRock Basic Value Equity Portfolio — Class IB Shares	%	%	%
Russell 1000 Value Index†	%	%	%
**	For periods prior to the date Class IA Shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/BlackRock Basic Value Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Portfolio Annual Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock Investment is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock Investment and its affiliates had approximately $        trillion in investment company and other portfolio assets under management.

Kevin Rendino and Kurt Schansinger are the co-portfolio managers of the Portfolio, and are jointly and primarily responsible for the day-to-day management of the Portfolio. Each is responsible for the selecting the Portfolio’s investments. Carrie King is an associate portfolio manager for the Portfolio. Mr. Rendino has been a Managing Director of and Portfolio Manager with BlackRock since 2006. He was a Managing Director of Merrill Lynch Investment Managers (“MLIM”) from 1997 to 2006. Mr. Schansinger has been a Managing Director of and Portfolio Manager with BlackRock since 2006. He was a Managing Director of MLIM from 1997 to 2006. Ms. King has been a Director of BlackRock since 2006. She was a Director of MLIM from [            ] to 2006 and a Vice President thereof since [            ].

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

32	About the investment portfolios	EQ Advisors Trust

EQ/BlackRock International Value Portfolio

INVESTMENT OBJECTIVE: Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in securities of companies located in the developed foreign markets. The Portfolio invests in at least ten foreign markets to seek to ensure diversification. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. However, income producing stocks that meet the Portfolio’s investment criteria may not be widely available and/or may be concentrated in only a few markets, which may limit the Portfolio’s ability to purchase. Such equity securities normally include common stocks, preferred stocks, depositary receipts securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.

The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

•	companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

•	companies that earn 50% or more of their total revenues from business outside the U.S.;

•	companies with 50% or more of their assets located in a country outside of the U.S.; and

•	companies whose securities are principally traded in foreign markets.

The Portfolio may, to a limited extent, engage in a variety of transactions using derivatives, such as futures, options, warrants, and forward and swap contracts on both securities and currencies.

The Portfolio may invest in any type of company and may invest in companies of any size. In investing the Portfolio’s assets, the Adviser follows a value investing style, focusing on the stocks that the Adviser believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include a low price-to-earnings ratio relative to the market and other intrinsic characteristics, a high yield relative to the market and a low price-to-book ratio relative to the market. Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Stocks may also be undervalued because investors fail to research the company’s assets or business prospects in sufficient detail. Even in those industries, individual companies may have high rates of earnings growth and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	33

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IA*

Best quarter: (% and time period)	Worst quarter: (% and time period)
36.26% (1999 4th Quarter)	–20.55% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
36.26% (1999 4th Quarter)	–20.57% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/BlackRock International Value Portfolio — Class IA Shares**	%	%	%
EQ/BlackRock International Value Portfolio — Class IB Shares	%	%	%
MSCI EAFE Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/BlackRock International Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	1.05%	1.30%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

34	About the investment portfolios	EQ Advisors Trust

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

BlackRock Investment Management International Limited (“BlackRock International”), 33 King William Street, London EC4R 9AS England. BlackRock International is a registered investment adviser and a commodity pool operator. As of December 31, 2008, BlackRock International and its affiliates had approximately $        trillion in investment company and other portfolio assets under management.

James A. MacMillan and Robert Weatherston are jointly and primarily responsible for the day-to-day management of the Portfolio and are responsible for the selection of its investments.

Mr. MacMillan, the Portfolio’s senior portfolio manager, has been managing the Portfolio since December 2003. He has been a Managing Director of, and Portfolio Manager with, BlackRock since October 2006. Prior thereto, he was a Managing Director of Merrill Lynch Investment Managers, L.P., (“MLIM”) since 2000.

Mr. Weatherston has been a portfolio manager of the Portfolio since December 2003. He has been a Director of, and Portfolio Manager with, BlackRock since October 2006. Prior thereto, he was a Director of MLIM since 2005 and was a Vice President from 1999 to 2005.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	35

Equity Portfolios (continued)

EQ/Boston Advisors Equity Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies currently are treated as those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.

The Portfolio invests primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock. The Portfolio may invest up to 20% of its assets in foreign securities, including securities of issuers located in developed and developing economies. The Portfolio may invest in foreign issuers through depositary receipts.

The Adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the Adviser utilizes a quantitative process to identify and evaluate companies for potential investment. The Adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Income Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
15.82% (2003 4th Quarter)	–17.49% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (December 13, 2004), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

36	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
15.82% (2003 4th Quarter)	–17.49% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Boston Advisors Equity Income Portfolio — Class IA Shares**	%	%	%
EQ/Boston Advisors Equity Income Portfolio — Class IB Shares	%	%	%
Russell 1000 Value Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (December 13, 2004), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risk and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.80%	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Boston Advisors, LLC (“Boston Advisors”), One Federal Street, 26th Floor, Boston, Massachusetts 02110, is the Adviser to the Portfolio. Boston Advisors and its predecessor company have been providing investment management since 1982. Total assets under management for Boston Advisors as of December 31, 2008 were $1.5 billion.

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst and is jointly and primarily responsible for the day-to-day management of the Portfolio. The members of the Institutional Portfolio Management team who manage the Portfolio are: Michael J. Vogelzang, CFA, Douglas A. Riley, CFA, and Lisa A. Sebesta, CFA.

EQ Advisors Trust	About the investment portfolios	37

Equity Portfolios (continued)

Michael J. Vogelzang, CFA, is President and Chief Investment Officer of Boston Advisors and heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997.

Douglas A. Riley, CFA, is Senior Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 2002.

Lisa A. Sebesta, CFA, is Senior Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 2006. Prior to that time, she was a Portfolio Manager at Batterymarch Financial Management since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

38	About the investment portfolios	EQ Advisors Trust

EQ/Calvert Socially Responsible Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets in large-cap companies, which are defined as those whose market capitalization falls within the range of the S&P 500 Index that meet both investment and social criteria. The practical application of this strategy involves Calvert and Bridgeway using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company’s performance on a variety of social issues is performed. Calvert’s in-house Social Research Department conducts the analysis of each company’s societal impact. Financial analysis and security selection is done by Bridgeway.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility.

Investment Criteria: Bridgeway’s stock selection is based on proprietary quantitative models utilizing a pre-screened universe of approved equities from Calvert. Bridgeway, a quantitative shop, uses various multi-variable quantitative models for the equity selection process. These models approach opportunities from different directions and include growth, growth at a reasonable price, value and momentum models. Bridgeway uses multiple models to seek to offset any biases that one model may provide and such models are based on publicly available financial information. Stock selection is a bottom-up approach based on the statistical models. Some top-down techniques for seeking to manage risk include maintaining appropriate sector balance and concentration, managing company level risk, eliminating non-quantifiable risk (such as from litigation) and monitoring data quality. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets). The Portfolio may, to a limited extent, invest in exchange-traded stock index options and futures, which is expected to help keep the long-term average market risk of the Portfolio roughly equal to the market itself. At any one point in time, however, the Portfolio’s market exposure may be as high as 150% or as low as 50% of the market.

Social Criteria: The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address the corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance.

Calvert has developed social investment criteria for the Portfolio, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All social criteria may be changed by Calvert’s Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

•	Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

•

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

•	Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

•	Respect the rights of indigenous peoples and their territories, cultures, environment and livelihood.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

•

Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Portfolio seeks to avoid investing in companies that:

•	Are the subject of serious labor related actions by federal, state or local regulatory agencies.

•

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

•	Have a pattern and practice of violating the rights of indigenous peoples.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

EQ Advisors Trust	About the investment portfolios	39

Equity Portfolios (continued)

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•	Manufacture tobacco products.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty of Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Are significantly involved in the manufacturer of alcoholic beverages.

•	Have direct involvement in gambling operations.

•	Have poor corporate governance or engage in harmful or unethical business practices.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser participated in the management of the Portfolio prior to June 13, 2005.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
16.47% (2001 4th Quarter)	–19.77% (2001 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.47% (2001 4th Quarter)	–19.77% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Calvert Socially Responsible Portfolio —Class IA Shares**	%	%	%
EQ/Calvert Socially Responsible Portfolio —Class IB Shares	%	%	%
Russell 1000 Growth Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

40	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.90%	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since the Portfolio commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for 58 mutual fund portfolios, including the nation’s largest array of sustainable and responsible mutual funds. Calvert provides the social investment research and screening of the Portfolio’s investments. As of December 31, 2008, Calvert had over $12.9 billion in assets under management.

Bridgeway Capital Management, Inc. (“Bridgeway”), 5615 Kirby Drive, Suite 518, Houston, Texas 77005. Bridgeway provides investment management services to investment companies, pension and profit sharing plans, corporations and individuals. Bridgeway is responsible for financial analysis and security selection with respect to the Portfolio. As of December 31, 2008, Bridgeway had over $2.8 billion in assets under management.

John Montgomery is primarily responsible for the day-to-day management of the Portfolio. Mr. Montgomery, who founded Bridgeway in 1993 and has served as its President since that time, has more than 15 years experience in the investment management industry and oversees the firm’s disciplined quantitative investment strategy.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	41

Equity Portfolios (continued)

EQ/Capital Guardian Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts (“ADRs”) and other U.S.-registered foreign securities. The Portfolio also may invest, to a limited extent, in foreign securities. The Portfolio normally is invested primarily in common stocks, or securities convertible or exchangeable into common stocks, of companies with market capitalization greater than $1.5 billion at the time of purchase.

The Adviser seeks to invest primarily in securities that at the time of purchase exhibit one or more “growth” characteristics. The “growth” characteristics include securities which exhibit a favorable rate of growth in at least one of the following categories: earnings, unit sales, revenue or cash flow. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap or Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	–19.95% (2001 1st Quarter)
*	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	–19.95% (2001 1st Quarter)

42	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Capital Guardian Growth Portfolio — Class IA Shares**	%	%	%
EQ/Capital Guardian Growth Portfolio — Class IB Shares	%	%	%
Russell 1000 Growth Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	From time to time, the Portfolio may invest in shares of other investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.70% for Class IA shares and 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since December 13, 2004. As of December 31, 2008, Capital Guardian had $64.6 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments are invested, within the limits provided by the Portfolio’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers jointly and primarily responsible for segments of the Portfolio are:

David I. Fisher is Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2000. He joined the Capital Guardian organization in 1969 as an investment analyst.

Alan J. Wilson is an Director and Senior Vice President for Capital Guardian and has been a portfolio manager on the U.S. growth equity team since

EQ Advisors Trust	About the investment portfolios	43

Equity Portfolios (continued)

2005. Prior to being named a portfolio manager on the U.S. growth equity team, Mr. Wilson was an investment analyst covering the U.S. energy equipment, video games and construction and engineering industries and a diversified portfolio manager on the U.S. equity team. He joined the Capital Guardian organization in 1991 as an investment analyst.

James S. Kang is a Vice President of Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2000. Mr. Kang joined the Capital Guardian organization in 1988 as an investment analyst.

Todd S. James is a Senior Vice President of Capital Guardian. Mr. James has been a Portfolio Manager on the U.S. growth equity team since 2006. Prior to being named a Portfolio Manager on the growth equity team, Mr. James was both an investment analyst covering U.S. merchandising and e-commerce and a diversified U.S. equity portfolio manager. He joined the Capital Guardian organization in 1985 as a statistician.

Eric H. Stern is a Director and Senior Vice President of Capital Guardian, and has been a portfolio manager on the U.S. growth equity team since 2005. Prior to being named a portfolio manager on the U.S. growth equity team, Mr. Stern was an investment analyst covering the US medical technology industry. He joined the Capital Guardian organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

44	About the investment portfolios	EQ Advisors Trust

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks to achieve long-term growth of capital through investments in a portfolio comprised primarily of equity securities which may include convertible securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter: (% and time period)	Worst quarter: (% and time period)
16.14% (2003 2nd Quarter)	–18.26% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
16.00% (2003 2nd Quarter)	–18.37% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	45

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IA Shares**	%	%	%
EQ/Capital Guardian Research Portfolio — Class IB Shares	%	%	%
S&P 500 Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.72%	0.97%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2008, Capital Guardian had $64.6 billion in assets under management.

Research portfolios are comprised of a team of investment analysts who are responsible for making investment decisions for the portfolio within their individual area of coverage. Each of Capital Guardian’s research portfolios has one or more Research Portfolio Coordinator(s). They are responsible for, among other things, facilitating the communication of investment ideas, monitoring cash flows and allocating the portfolio’s assets among the analysts. Capital Guardian’s Investment Committee oversees this process. Research Portfolio Coordinators also have analyst responsibilities within the research portfolio.

Irfan Furniturwala and Cheryl Frank serve as research coordinators for the Fund and are jointly and primarily responsible for the day-to-day management of the Portfolio.

Irfan M. Furniturwala is a vice president and co-research portfolio coordinator of U.S. equities for Capital International Research, Inc. with research responsibilities for semiconductors, U.S. storage, peripherals and computer hardware companies. Mr. Furniturewala joined Capital International as an analyst in 2001.

Cheryl E. Frank is a vice president and co-research portfolio coordinator of U.S. equities for Capital International Research, Inc. with re-

46	About the investment portfolios	EQ Advisors Trust

search responsibilities for the health care services sector, drug retail industry, and software. Ms. Frank joined Capital International in 2002.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	47

Equity Portfolios (continued)

EQ/Davis New York Venture Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, including depositary receipts, and to invest in non-equity securities. The Portfolio also may invest a significant portion of its assets in the financial services sector.

The Portfolio may purchase such other kinds of securities; engage in active trading; or employ other investment strategies if the Adviser believes the securities or investment strategies are appropriate. The Portfolio also uses short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities.

The Adviser conducts extensive research to identify well managed companies with durable business models that are attractive to the Adviser based on its assessment of a company’s worth. In selecting investments, the Adviser searches for companies that demonstrate a majority or, in the Adviser’s opinion, an appropriate mix of the following characteristics:

•

First class management evidenced by a proven track record, significant alignment of interest in business, intelligent allocation of capital and smart application of technology to improve business and lower costs;

•	Strong financial condition and satisfactory profitability evidenced by a strong balance sheet, low cost structure, high returns on capital;

•	Strong competitive positioning evidenced by non-obsolescent products and/or services, dominant or growing market share, participation in a growing market and global presence and brand names.

The Portfolio also may invest in a company when it becomes the center of controversy due to adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated or other adverse events may threaten the company’s future.

The Adviser also analyzes each company’s common stock, seeking to purchase those that are attractive to the Adviser based on its assessment of a company’s worth. The Adviser seeks to invest in companies for the long term and may sell a security for a variety of reasons, including if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Financial Services Sector Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Large-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is August 31, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
5.99% (2007 2nd Quarter)	–2.08% (2007 4th Quarter)

48	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.00% (2007 2nd Quarter)	–2.17% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Davis New York Venture Portfolio — Class IA Shares	%	%
EQ/Davis New York Venture Portfolio — Class IB Shares	%	%
S&P 500 Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Davis New York Venture Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Davis Selected Advisers, L.P. (“Davis”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis serves as an investment adviser for mutual funds and individual and institutional clients. As of December 31, 2008, Davis had $         billion in assets under management.

Christopher C. Davis, Portfolio Manager, serves as Chairman of Davis. Mr. Davis has served with Davis as a research analyst and portfolio manager in its large cap value investment discipline since 1989.

Kenneth Charles Feinberg, Portfolio Manager, has served with Davis as a research analyst and portfolio manager in its large cap value investment discipline since 1994.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	49

Equity Portfolios (continued)

EQ/Equity 500 Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index (“S&P 500”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will seek to hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	–17.26% (2002 3rd Quarter)

50	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	–17.32% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Equity 500 Index Portfolio — Class IA Shares	%	%	%
EQ/Equity 500 Index Portfolio — Class IB Shares	%	%	%
S&P 500 Index†	%	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Equity 500 Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $         billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	51

Equity Portfolios (continued)

EQ/Evergreen Omega Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. “Growth” stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser’s active style of portfolio management may lead to a high portfolio turnover, but will not limit the Adviser’s investment decisions.

The Adviser generally intends to sell a portfolio investment when the value of the investment reaches or exceeds the Adviser’s targeted value, when the Adviser believes the issuer’s fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio’s investment objective.

Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may, to a limited extent, utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio’s exposure to the market; (ii) manage cash; or (iii) attempt to increase income.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks; therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
16.53% (2003 2nd Quarter)	–18.11% (2001 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.56% (2003 2nd Quarter)	–18.11% (2001 3rd Quarter)

52	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Evergreen Omega Portfolio — Class IA Shares**	%	%	%
EQ/Evergreen Omega Portfolio — Class IB Shares	%	%	%
Russell 1000 Growth Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Evergreen Omega Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.90%	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio’s invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2008, Evergreen managed approximately $         billion.

Aziz V. Hamzaogullari is primarily responsible for the day-to-day management of the Portfolio. He has been a Managing Director at Evergreen since he joined the firm in 2001 and has had portfolio management responsibilities since that time. He has been managing the Portfolio since June 2006.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	53

Equity Portfolios (continued)

EQ/Focus PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential. For purposes of this Portfolio, companies having a market capitalization of $5 billion or more generally are considered large companies. The Active Allocated Portion may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out or replacing existing positions, or responding to exceptional market conditions. The Active Allocated Portion also may invest in mid-cap companies. The Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Active Allocated Portion may invest up to 25% of its total assets in securities of foreign issuers (which may include up to 15% of its total assets in emerging market countries at the time of purchase). Foreign securities may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Active Allocated Portion, the Adviser to the Active Allocated Portion uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration such macro-economic factors, as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Adviser to the Active Allocated Portion may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of observed financial trends. As a result of the “top-down” analysis, the Adviser to the Active Allocated Portion seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Adviser may visit with various levels of a company’s management, as well as with its customers, suppliers and competitors. The Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Adviser may reduce or sell the Portfolio’s investments in portfolio companies if, in the opinion of the Adviser, a company’s fundamentals change, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio’s core investments generally are comprised of established companies that exhibit growth characteristics. However, the Portfolio also may typically include more aggressive growth companies with more aggressive growth characteristics, and companies undergoing significant

54	About the investment portfolios	EQ Advisors Trust

changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition. The Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Portfolio to incur higher brokerage costs (which may adversely affect the Portfolio’s performance).

In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

The Index Allocated Portion of the Portfolio seeks to track the performance of the Russell 1000 Growth Index (“Russell 1000 Growth”) with minimal tracking error. Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the Russell 1000 Growth, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Multiple Adviser Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2001. The table shows the Portfolio’s average annual total returns for the past one year, five years, and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 1, 2009.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
12.17% (2003 2nd Quarter)	– 12.09% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.

EQ Advisors Trust	About the investment portfolios	55

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
12.09% (2003 2nd Quarter)	–12.09% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Focus PLUS Portfolio — Class IA Shares**	%	%	%
EQ/Focus PLUS Portfolio — Class IB Shares	%	%	%
Russell 1000 Growth Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Focus PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.90%	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment advisory services to other mutual funds and private accounts. As of December 31, 2008, Marsico had $56 billion in assets under management.

Thomas F. Marsico is primarily responsible for the day-to-day management of the Active Allocated Portion of the Portfolio.

56	About the investment portfolios	EQ Advisors Trust

Mr. Marsico has been Chief Executive Officer and Chief Investment Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $         billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Index Allocated Portion of the Portfolio is managed by [names of portfolio managers to be provided]

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $         billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	57

Equity Portfolios (continued)

EQ/GAMCO Mergers and Acquisitions Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in equity securities of companies that the Adviser believes are likely acquisition targets within 12 to 18 months. In addition, the Portfolio may engage in arbitrage transactions by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Portfolio may purchase (if it does not already hold) or increase its investment in the selling company’s securities, offering the Portfolio the possibility of generous returns in excess of the return on cash equivalents with a limited risk of excessive loss of capital. At times, the stock of the acquiring company may also be purchased or shorted. The Portfolio may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities.

The Portfolio may invest in companies of any size and from time to time may invest in companies with small, mid and large market capitalizations. The Portfolio generally invests in securities of U.S. companies, but also may invest up to 20% of its assets in foreign securities, including those in emerging markets. The Portfolio may engage in various portfolio strategies, including, to a limited extent, using derivatives, to enhance potential gain.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. It is expected that the Portfolio will engage in active or frequent trading of portfolio securities to achieve its investment objective. In this connection, it is expected that the Portfolio will have a portfolio turnover rate of 150% or more.

In choosing investments, the Adviser searches for the best values on securities that it believes have the potential to achieve the Portfolio’s investment objective of capital appreciation. In seeking to identify companies that are likely to be acquisition targets, the Adviser considers, among other things, consolidation trends within particular industries, whether a particular industry or company is undergoing a fundamental change or restructuring, the Adviser’s assessment of the “private market value” of individual companies and the potential for an event or catalyst to occur that enhances a company’s underlying value. The “private market value” of a company is the value that the Adviser believes informed investors would be willing to pay to acquire the entire company. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies, including investing in value oriented equity securities that should trade at a significant discount to the Adviser’s assessment of their private market value.

In evaluating arbitrage opportunities with respect to companies involved in publicly announced mergers or other corporate restructurings, the Adviser seeks to identify investments in companies where the discount from the stated or appraised value of the security significantly overstates the risk of the contingencies involved in completing the transaction, significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser, which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the acquirer and the dynamics and business climate when the offer of the proposal is in progress. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover rate of the Portfolio, thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments. The Adviser may sell a security for a variety of reasons, such as when the security is selling in the public market at or near the Adviser’s estimate of its private market value or if the catalyst expected to happen fails to materialize.

The Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers. In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Large Cap Company Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

58	About the investment portfolios	EQ Advisors Trust

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Mergers and Acquisitions Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Mergers and Acquisitions Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
5.47% (2004 4th Quarter)	–2.48% (2007 4th Quarter)
*	For periods prior to the date Class IA shares commenced operations (June 8, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.47% (2004 4th Quarter)	–2.58% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/GAMCO Mergers and Acquisitions Portfolio — Class IA Shares**	%	%	%
EQ/GAMCO Mergers and Acquisitions Portfolio — Class IB Shares	%	%	%
S&P 500 Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (June 8, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Mergers and Acquisitions Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA and % for the Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you

EQ Advisors Trust	About the investment portfolios	59

Equity Portfolios (continued)

redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. As of December 31, 2008, total assets under management for all clients were $         billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has over 40 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

60	About the investment portfolios	EQ Advisors Trust

EQ/GAMCO Small Company Value Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. For purposes of this Portfolio small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks. This Portfolio also may invest to a limited extent in foreign securities.

The Adviser utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Liquidity Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Value Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Value Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
16.89% (2003 2nd Quarter)	% ( Quarter)
*	For periods prior to the date Class IA shares commenced operations (July 13, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.89% (2003 2nd Quarter)	% ( Quarter)

EQ Advisors Trust	About the investment portfolios	61

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/GAMCO Small Company Value Portfolio — Class IA Shares**	%	%	%
EQ/GAMCO Small Company Value Portfolio — Class IB Shares	%	%	%
Russell 2000 Value Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (July 13, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. As of December 31, 2008, total assets under management for all clients were $     billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has over 40 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

62	About the investment portfolios	EQ Advisors Trust

EQ/Global Multi-Sector Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); the other portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 50% of the Portfolio’s net assets; the Index Allocated Portion will consist of approximately 50% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed by shareholder approval. Actual allocations among the distinct portions of the Portfolios may deviate from the amounts shown by up to 30% of the Portfolio’s net assets. The asset allocation range for each Portfolio is as follows: 20% to 80% in the Active Allocated Portion; and 20% to 80% in the Index Allocated Portion. Each Portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

Under normal circumstances, the Active Allocated Portion invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of foreign companies, including emerging market equity securities. The Portfolio also may invest in equity securities of corporate or governmental issuers located in North America and other developed countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants.

For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

•	its principal securities trading market is in an emerging market country;

•	alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

•	it is organized under the laws of, or has a principal office in, an emerging market country.

The Adviser to the Active Allocated Portion’s investment approach combines top-down country allocation with bottom-up stock selection. The Adviser to the Active Allocated Portion focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder value-oriented management. The Active Allocated Portion generally invests only in countries whose currencies are freely convertible into United States dollars. The Active Allocated Portion may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Active Allocated Portion may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in countries, including debt securities that are rated or considered to be below investment grade (so-called “junk bonds”). In addition, the Active Allocated Portion may, to a limited extent, utilize forward foreign currency contracts, options and futures contracts and swap transactions.

In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company.

The Index Allocation Portion of the Portfolio seeks to track the performance of the S&P 500 Index (“S&P 500”), the Morgan Stanley Capital International EAFE Index (“MSCI EAFE”) and the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”) with minimal tracking error. Generally, the Index Allocated Portion employs full replication, holding each company in its proportion to its market capitalization weight in the S&P 500, the MSCI EAFE or the MSCI EM, although in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds and Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

EQ Advisors Trust	About the investment portfolios	63

Equity Portfolios (continued)

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk
•	Large-Cap Company Risk

•	Liquidity Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 1, 2009.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
49.97% (1999 4th Quarter)	–22.24% (2001 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
49.97% (1999 4th Quarter)	–22.24% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Global Multi-Sector Equity Portfolio — Class IA Shares**	%	%	%
EQ/Global Multi-Sector Equity Portfolio — Class IB Shares	%	%	%
MSCI All Country World Index†,††	%	%	%
MSCI EMF Gross Dividend Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective May 1, 2009, the Portfolio changed its benchmark from the MSCI EMF Index to the MSCI All Country World Index (“MSCI ACW Index”). The Portfolio changed its benchmark because the Manager believes that the MSCI ACW Index reflects more closely the securities and sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Global Multi-Sector Equity Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	%	%
†

The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of

64	About the investment portfolios	EQ Advisors Trust

Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2008 MSIM Inc. had approximately $             billion in assets under management.

MSIM Inc. has entered into a sub-advisory agreement, whereby MSIM Inc. may delegate certain of its investment advisory services to Morgan Stanley Investment Management Company (“MSIM Company”), an affiliate investment adviser located at 23 Church Street, 16-01 Capital Square, Singapore 04981.

The Active Allocated Portion of the Portfolio is managed within MSIM Inc.’s Emerging Markets Equity team. The team works collaboratively when making portfolio decisions. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are: Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita. The Emerging Markets Equity Team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is the lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sector.

Ruchir Sharma, the lead portfolio manager, is a Managing Director of MSIM Inc., and has been managing the Portfolio since 2001. He has been with MSIM Inc. in an investment management capacity since 1996.

James Cheng, a Managing Director of MSIM Company since August 2006, has been managing the Portfolio since 2006. Prior to joining MSIM Company, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited.

Paul Psaila, a Managing Director of MSIM Inc., has been managing the Portfolio since its inception and has been an investment management professional with MSIM Inc. since 1994.

Eric Carlson, an Executive Director of MSIM Inc., has been associated with MSIM Inc. in an investment management capacity since 1997 and has been a member of the team managing the Portfolio since October 2006.

Scott Piper, an Executive Director of MSIM Inc. since 2002, has been associated with MSIM Inc. in an investment management capacity since that time. He has been a member of the team managing the Portfolio since 2002.

Ana Cristina Piedrahita, an Executive Director of MSIM Inc., has been associated with MSIM Inc. in an investment managing capacity since 2002. She has been a member of the team managing the Portfolio since October 2006.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, new Jersey 08543-9011, manages the Index Allocated Portion of the Portfolio. BlackRock Investment is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $         trillion in investment company and other portfolio assets under management.

The Index Allocated Portion of the Portfolio is managed by [names of portfolio managers to be provided]

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	65

Equity Portfolios (continued)

EQ/International Core PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in foreign equity securities. The Portfolio’s assets are be allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Adviser to the Active Allocated Portion considers foreign companies to include those companies that are organized or headquartered outside of the U.S. Foreign securities include securities issued by companies in countries with either developed or developing economies. The Active Allocated Portion may invest in companies of any size and generally diversifies its investments among a number of different foreign markets. The Active Allocated Portion also may invest in U.S. securities.

In choosing investments for the Active Allocated Portion, the Adviser utilizes a top-down sector-oriented approach. The Adviser seeks to invest in those companies whose earnings are growing at an above average rate that have strong business models and will benefit from long-term secular trends. The Adviser utilizes a bottom-up stock selection process rooted in fundamental research and looks for companies with superior business models. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance of the MSCI EAFE Index (Europe, Australasia and Far East) with minimal tracking error. Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the MSCI EAFE Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Small- and Mid-Cap Company Risk

66	About the investment portfolios	EQ Advisors Trust

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
18.78% (2003 2nd Quarter)	–19.69% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.63% (2003 2nd Quarter)	–19.81% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/International Core PLUS Portfolio — Class IA Shares**	%	%	%
EQ/International Core PLUS Portfolio — Class IB Shares	%	%	%
MSCI EAFE Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of the Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses (Underlying ETFs)*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	%	%

EQ Advisors Trust	About the investment portfolios	67

Equity Portfolios (continued)

†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.85% for Class IA shares and 1.10% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $        billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $         billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all US equity index strategies and Exchange Traded Funds. Mr. Tucker

68	About the investment portfolios	EQ Advisors Trust

manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

Wentworth Hauser and Violich, Inc. (“Wentworth”) and its affiliate Hirayama Investments, LLC (“Hirayama Investments”), each located at 301 Battery Street, Suite 400, San Francisco, CA 94111, manage the Active Allocated Portion of the Portfolio. Wentworth has been providing investment advisory services since 1937. As of December 31, 2008, Wentworth had approximately $         billion in assets under management. Hirayama Investments provides subadvisory services to Wentworth with respect to certain clients utilizing Wentworth’s international strategies.

Richard K. Hirayama and Laura A. Stankard are responsible for the day-to-day management of the Active Allocated Portion.

Richard K. Hirayama, Senior Vice President and Managing Director, Portfolio Manager and Security Analyst joined Wentworth in 1990 and has had portfolio management responsibilities since that time. Mr. Hirayama is also the managing member of Hirayama Investments and has had portfolio management responsibilities since its inception in 2008.

Laura A. Stankard, Vice President, International Security Analyst, and Portfolio Manager, joined Wentworth in 1998. She joined the International Equity Team as an International Security Analyst in 2001. She currently analyzes global economic sectors, industries and companies and has had portfolio management responsibilities since 2008.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	69

Equity Portfolios (continued)

EQ/International Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies, including emerging markets equity securities. The Portfolio may invest a relatively high percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Adviser focuses on investing the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e. growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The Portfolio may invest in companies of any size.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as depositary receipts, warrants and securities convertible into common stock.

The Adviser uses a bottom-up approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. The Adviser may sell a security for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in active and frequent trading in pursuing its principal investment strategies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

Geographic Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 25, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise International Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise International Growth Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
32.15% (1999 4th Quarter)	–27.47% (2002 3rd Quarter)
*	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

70	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
32.15% (1999 4th Quarter)	–27.47% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/International Growth Portfolio — Class IA Shares**	%	%	%
EQ/International Growth Portfolio — Class IB Shares	%	%	%
MSCI ACW ex U.S. Growth Index†	%	%
**	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since July 25, 2005. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2008, assets under management of the MFS organization were approximately $     billion.

Barry Dargan is responsible for the day-to-day portfolio management for the Portfolio. Mr. Dargan is an Investment Officer and Portfolio Manager at MFS. He has been employed in the investment area of MFS since 1996, and has managed the Portfolio since 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	71

Equity Portfolios (continued)

EQ/JPMorgan Value Opportunities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization.

The Adviser employs a value-oriented investment approach that seeks to identify attractive companies through fundamental research and discounted cash flow analysis. The Adviser seeks to identify relative value within sectors by combining company analysis of its research and portfolio management teams with market sentiment and macro-insights of the portfolio managers. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest, to a limited extent, a portion of its assets in debt securities rated below investment grade (so-called “junk bonds”), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.

The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio’s investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as (to a limited extent) buying and selling derivatives, including stock index futures contracts and call and put options.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

Zero Coupon and Pay-in-Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
17.81% (2003 2nd Quarter)	–18.57% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.

72	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.79% (2003 2nd Quarter)	–18.57% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/JPMorgan Value Opportunities Portfolio — Class IA Shares**	%	%	%
EQ/JPMorgan Value Opportunities Portfolio — Class IB Shares	%	%	%
Russell 1000 Value Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.75%	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue, New York, New York 10167, has served as Adviser of the Portfolio since December 13, 2004. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2008, JPMorgan and its affiliates had $         trillion in assets under management.

EQ Advisors Trust	About the investment portfolios	73

Equity Portfolios (continued)

Alan Gutmann, Vice President, is primarily responsible for the day-to-day management of the Portfolio. Mr. Gutmann is a Vice President and Portfolio Manager in the Large Cap Value Strategy Team and has been with JPMorgan in this capacity since 2003.

Kelly B. Miller, Vice President, is a co-portfolio manager in the Large Cap Value Strategy Team. Ms. Miller has been with JPMorgan since 2002. Prior to becoming a portfolio manager she worked as an investment assistant for the U.S. Equity Team and an analyst on the U.S. Equity Client Portfolio Management Team.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

74	About the investment portfolios	EQ Advisors Trust

EQ/Large Cap Core PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies with market capitalizations within the range of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $         billion - $         billion as of December 31, 2008), S&P 100 Index (market capitalization range of approximately $         billion - $         billion as of December 31, 2008), Russell 1000 Index (market capitalization range of approximately $         million - $         billion as of December 31, 2008), Morningstar Large Core Index (market capitalization range of approximately $         billion - $         billion), NYSE 100 Index (market capitalization $         billion - $         billion as of December 31, 2008).

The Portfolio’s assets normally are allocated among three investment managers, each of which manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may invest up to 20% of its total assets in securities of foreign issuers, including those in developing markets. The Active Allocated Portion may also engage in active and frequent trading to achieve the Portfolio’s investment objective.

In choosing investments for the Active Allocated Portion, the Adviser seeks to find underpriced large-capitalization securities that have a clear catalyst for significant price appreciation within a definable time horizon. The Adviser utilizes a concentrated strategy that focuses on 20-30 stocks. The Adviser’s investment process is based on fundamental, bottom-up research that includes quantitative screening to identify candidates based on valuation and earnings stability and qualitative analysis to identify investment catalysts through extensive research. The Adviser to the Active Allocated Portion uses a combination of growth and value investing. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance of the S&P 500 Index with minimal tracking error. Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the S&P 500 Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s

EQ Advisors Trust	About the investment portfolios	75

Equity Portfolios (continued)

Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
13.47% (2003 2nd Quarter)	–15.36% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
13.47% (2003 2nd Quarter)	–15.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Large Cap Core PLUS Portfolio — Class IA Shares**	%	%	%
EQ/Large Cap Core PLUS Portfolio — Class IB Shares	%	%	%
S&P 500 Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of the Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

76	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Core PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses (Underlying ETFs)*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA shares and 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $         billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of

EQ Advisors Trust	About the investment portfolios	77

Equity Portfolios (continued)

December 31, 2008, SSgA FM had over $         billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all U.S. equity index strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

Institutional Capital LLC (“ICAP”), 225 West Wacker Drive, Suite 2400, Chicago, IL 60606, manages the Active Allocated Portion of the Portfolio. ICAP is a registered investment adviser. As of December 31, 2008, ICAP had approximately $12.2 billion in assets under management.

Jerrold K. Senser and Tom Wenzel are jointly and primarily responsible for the day-to-day management of the Active Allocated Portion.

Jerrold K. Senser serves as Chief Executive Officer and Chief Investment Officer of ICAP. He heads the investment committee and is a lead portfolio manager for all ICAP’s investment strategies. Mr. Senser joined ICAP in 1986 and has portfolio management responsibilities since that time.

Tom Wenzel, Executive Vice President and Director of Research, is a senior member of the investment committee. Mr. Wenzel serves as a lead portfolio manager for all ICAP’s investment strategies. He joined ICAP in 1993 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

78	About the investment portfolios	EQ Advisors Trust

EQ/Large Cap Growth Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000 Growth Index.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index (“1000 Growth Index”). The 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. As of December 31, 2008, the market capitalization of companies in the 1000 Growth Index ranged from $        million to $        billion. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment.

The Adviser does not anticipate utilizing customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio is constructed and maintained by utilizing a replication construction technique. That is, the Portfolio seeks to hold all securities in the 1000 Growth Index in the exact weight each represents in the Index.

When cash is accumulated in the Portfolio due to income receipts and monies from corporate actions the Portfolio will invest cash in common stocks as described above. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold appropriate futures and options on such future contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk
•	Equity Risk
•	Index-Fund Risk
•	Growth Investing Risk
•	Large-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the Portfolio for one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
11.62% (2003 2nd Quarter)	–19.69% (2001 3rd Quarter)

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Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
11.52% (2003 2nd Quarter)	–19.76% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Large Cap Growth Index Portfolio — Class IA Shares	%	%	%
EQ/Large Cap Growth Index Portfolio — Class IB Shares	%	%	%
Russell 1000 Growth Index†	%	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Growth Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. [AllianceBernstein has been the Adviser to the Portfolio since the Portfolio commenced its operations.] AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $        billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity

80	About the investment portfolios	EQ Advisors Trust

accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	81

Equity Portfolios (continued)

EQ/Large Cap Growth PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies with market capitalizations within the range of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $        billion - $        billion as of December 31, 2008), Russell 1000 Index (market capitalization range of approximately $        billion - $        billion as of December 31, 2008), S&P 100 Index (market capitalization range of approximately $        billion - $        billion as of December 31, 2008) Morningstar Large Core Index (market capitalization range of approximately $        billion - $        billion), NYSE 100 Index (market capitalization $        billion - $        billion as of December 31, 2008).

The Portfolio’s assets normally are allocated among three investment managers, each of which manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may also invest up to 25% of its total assets in securities of foreign issuers (which may include up to 15% of its total assets in emerging market countries at the time of purchase), which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency. The Active Allocation Portion also may engage in active and frequent trading to achieve the Portfolio’s investment objective.

In choosing investments, the Adviser utilizes a “focus” style, which concentrates the Active Allocation Portion’s investments in a core position of 20-30 companies selected for their growth potential. The Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection. The “top-down” approach may take into consideration such macro-economic factors as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. As a result of the “top-down” analysis, the Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed. The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. This is called “bottom-up” stock selection. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance of the Russell 1000 Growth Index with minimal tracking error. Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the Russell 1000 Growth Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s

82	About the investment portfolios	EQ Advisors Trust

Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
53.14% (1999 4th Quarter)	–28.43% (2001 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (November 24, 1998), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
53.01% (1999 4th Quarter)	–28.50% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Large Cap Growth PLUS Portfolio — Class IA Shares**	%	%	%
EQ/Large Cap Growth PLUS Portfolio — Class IB Shares	%	%	%
Russell 1000 Growth Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (November 24, 1998), performance information shown is the performance of the Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	83

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Growth PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses (Underlying ETFs)*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA shares and 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $        billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of

84	About the investment portfolios	EQ Advisors Trust

December 31, 2008, SSgA FM had over $        billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of each PLUS Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all U.S. equity index strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

Marsico Capital Management LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, CO 80202, manages the Active Allocated Portion of the Portfolio. Marsico was organized in September 1997 as a registered investment adviser. Marsico provides investment advisory services to other mutual funds and private accounts. As of December 31, 2008, Marsico had approximately $56 billion in assets under management.

Thomas F. Marsico is primarily responsible for the day-to-day management of the Active Allocated Portion. Mr. Marsico has been Chief Executive Officer and Chief Investment Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	85

Equity Portfolios (continued)

EQ/Large Cap Value Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. As of December 31, 2008, the market capitalization of companies in the Russell 1000 Value Index ranged from $         million to $         billion. The Adviser does not anticipate utilizing customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio is constructed and maintained by utilizing a replication construction technique. That is, the Portfolio seeks to hold all securities in the Russell 1000 Value Index in the exact weight each represents in the Index, although, in certain instances a sampling approach may be utilized.

The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the Russell 1000 Value Index and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is October 3, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to December 1, 2008.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
10.06% (2006 4th Quarter)	–8.75% (2007 4th Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
9.96% (2006 4th Quarter)	–8.77% (2007 4th Quarter)

86	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Since Inception
EQ/Large Cap Value Index Portfolio — Class IA Shares	%	%
EQ/Large Cap Value Index Portfolio — Class IB Shares	%	%
Russell 1000 Value Index*, †	%	%
S&P 500 Index†	%	%
*	Effective December 1, 2008, the Portfolio changed its benchmark from the S&P 500 Index to the Russell 1000 Value Index. The Portfolio changed its benchmark because the Manager believes that the Russell 1000 Value Index reflects more closely the securities and sectors in which the Portfolio invests.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.75%	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $        billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the PLUS Portfolio.

Lynn Blake is a Principal of SSgA FM, Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group. He is also responsible for all Derivative Strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of

EQ Advisors Trust	About the investment portfolios	87

Equity Portfolios (continued)

the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

88	About the investment portfolios	EQ Advisors Trust

EQ/Large Cap Value PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies with market capitalizations within the range of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $        billion - $        billion as of December 31, 2008), Russell 1000 Index (market capitalization range of approximately $        billion - $        billion as of December 31, 2008), S&P 100 Index (market capitalization range of approximately $        billion - $        billion as of December 31, 2008) Morningstar Large Core Index (market capitalization range of approximately $        billion - $        billion), NYSE 100 Index (market capitalization $        billion - $        billion as of December 31, 2008).

The Portfolio’s assets normally are allocated among three investment managers, each of which manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15%-45% in the Active Allocated Portion; 45%-75% in the Index Allocated Portion; and 0%-25% in the ETF Allocated Portion. Each portion of the Portfolio also may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion of the Portfolio primarily invests in equity securities, which includes common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. The Active Allocated Portion of the Portfolio generally will invest in large-cap companies, which are defined for purposes of this portion as companies with market capitalizations of $1 billion or more.

In managing the Active Allocated Portion, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have: (1) low price to earnings ratio; (2) high yield,; (3) unrecognized assets; (4) the possibility of manager change; and (5) the prospect of improved profitability. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance of the Russell 1000 Value Index with minimal tracking error. Generally, the Index Allocated Portion employs full replication, holding each company in proportion to its market capitalization weight in the 1000 Value Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index. The Portfolio may from time to time buy and hold appropriate futures contracts.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Equity Risk

•	ETF Risk

•	Focused Portfolio Risk

•	Index-Fund Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Multiple Adviser Risk

EQ Advisors Trust	About the investment portfolios	89

Equity Portfolios (continued)

•	Portfolio Turnover Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the Portfolio for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	–18.20% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (May 18, 2001), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
23.34% (1998 4th Quarter)	–18.23% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Large Cap Value PLUS Portfolio — Class IA Shares**	%	%	%
EQ/Large Cap Value PLUS Portfolio — Class IB Shares	%	%	%
Russell 1000 Value Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (May 18, 2001), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Large Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement**	%	%
Net Annual Portfolio Operating Expenses***	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

90	About the investment portfolios	EQ Advisors Trust

*	Other Expenses have been restated to reflect current administrative fees.
**	Pursuant to a contract, the Manager had agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $         billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and assisted in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas is responsible for assisting in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105 manages the Active Allocated Portion and the Index Allocated Portion of the Portfolio. AllianceBernstein has been an Adviser to the Portfolio since March 1, 2001. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $         billion in assets under management.

The management of and investment decisions for the Active Allocated Portion of the Portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Active Allocated Portion of the Portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Active Allocated Portion of the Portfolio are: Marilyn Fedak and John Mahedy.

Marilyn Fedak, has been Head of Bernstein Value Equities Business and Co-Chief Investment Officer—US Large Cap Value since 2003. Ms. Fedak is also an executive vice president of AllianceBernstein. From 1993 to 2003, she was Chief Investment Officer for US Large Cap Value Equities.

John Mahedy, has been Co-Chief Investment Officer—US Value Equities since 2003. Previously, he served as director of research—US Value Equities, a position he held since 2001.

The management of and investment decisions for the Index Allocated Portion of the Portfolio are made by AllianceBernstein’s Passive Equity

EQ Advisors Trust	About the investment portfolios	91

Equity Portfolios (continued)

Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Judith DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Mid Cap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

92	About the investment portfolios	EQ Advisors Trust

EQ/Lord Abbett Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in the equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of December 31, 2008, the market capitalization range of the Russell 1000 Index was $         billion to $         billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Adviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. The Adviser seeks to limit the Portfolio’s downside risk by investing in value stocks, which are stocks of companies that are believed to be underpriced, and in large, seasoned companies, which tend to be less volatile than the stocks of smaller companies. The Adviser generally will sell a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or has reached the Adviser’s valuation target.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures	and Options Risk

•	Equity Risk

•	Foreign Securities Risk

Currency	Risk

Depositary	Receipts Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
5.97% (2006 3rd Quarter)	–3.59% (2007 4th Quarter)

EQ Advisors Trust	About the investment portfolios	93

Equity Portfolios (continued)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.97% (2006 3rd Quarter)	–3.69% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Growth and Income Portfolio — Class IA Shares	%	%
EQ/Lord Abbett Growth and Income Portfolio — Class IB Shares	%	%
Russell 1000 Value Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Operating Expenses**	0.75%	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2008, Lord Abbett had approximately $         billion in assets under management.

The Portfolio is managed by an experienced portfolio manager responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. Eli. M. Salzmann, Partner and Director of Lord Abbett, is primarily responsible for the day-to-day management of the Portfolio. Mr. Salzmann joined Lord Abbett in 1997 and has been a member of the team since its inception.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

94	About the investment portfolios	EQ Advisors Trust

EQ/Lord Abbett Large Cap Core Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation and growth of income with reasonable risk.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of December 31, 2008, the market capitalization range of the Russell 1000 Index was $         billion to $         billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

The Adviser invests in the full spectrum of large companies, including those with value or growth characteristics. In selecting investments, the Adviser uses a bottom-up investment research approach that combines both value and growth investment styles. The Adviser attempts to identify individual stocks that are attractively priced and present strong long-term investment opportunities based on fundamental research and company characteristics. The Adviser focuses on securities that are selling at reasonable prices in relation to its assessment of their potential value and on securities that it believes have expected earnings growth potential and consistency that may not be recognized by the market at large. The Adviser will normally sell a stock when it thinks that it no longer offers significant capital appreciation potential due to an elevated valuation or has reached the Adviser’s valuation target, its fundamentals are falling short of the Adviser’s expectations or it seems less likely to benefit from the current market and economic environment.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
5.57% (2006 3rd Quarter)	–1.97% (2006 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	95

Equity Portfolios (continued)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.48% (2006 3rd Quarter)	–1.97% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Large Cap Core Portfolio — Class IA Shares	%	%
EQ/Lord Abbett Large Cap Core Portfolio — Class IB Shares	%	%
Russell 1000 Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Large Cap Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.75%	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2008, Lord Abbett had approximately $         billion in assets under management.

The Portfolio is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

The team is headed by Daniel H. Frascarelli, Partner and Portfolio Manager. Mr. Frascarelli joined Lord Abbett in 1990 and has been a team member since the Portfolio’s inception. Mr. Frascarelli has served as a portfolio manager for several other investment strategies since 1993. Assisting Mr. Frascarelli is Randy Reynolds, Portfolio Manager. Mr. Reynolds joined the team in 2004 after having started with Lord Abbett in 1999. Mr. Reynolds has served as a quantitative and research analyst for several investment strategies. Messrs. Frascarelli and Reynolds are jointly and primarily responsible for the day-to-day management of the Portfolio.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

96	About the investment portfolios	EQ Advisors Trust

EQ/Lord Abbett Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-size companies. The Portfolio invests in equity securities of mid-sized companies that it believes are undervalued in the marketplace. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index. As of December 31, 2008, the market capitalization range of the Russell Midcap Index was $         billion to $         billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, convertible securities, preferred stocks, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify those companies, the Adviser looks for such factors as changes in economic and financial environment, new or improved products or services, new or rapidly expanding markets, changes in management or structure of the company, price increases for the company’s products or services, improved efficiencies resulting from new technologies or changes in distribution, and changes in government regulations, political climate or competitive conditions. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
8.87% (2006 4th Quarter)	–6.10% (2007 4th Quarter)

EQ Advisors Trust	About the investment portfolios	97

Equity Portfolios (continued)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
8.77% (2006 4th Quarter)	–6.05% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Mid Cap Value Portfolio — Class IA Shares	%	%
EQ/Lord Abbett Mid Cap Value Portfolio — Class IB Shares	%	%
Russell Midcap Value Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Mid Cap Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.80%	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2008, Lord Abbett had approximately $        billion in assets under management.

The Portfolio is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

The team is headed by Howard E. Hansen, Partner and Portfolio Manager. Mr. Hansen joined Lord Abbett in 1995 and has been Co-Portfolio Manager of the Portfolio since its inception. Assisting Mr. Hansen is Jeff Diamond, Portfolio Manager, who joined Lord Abbett as a member of the team in 2007. Mr. Diamond was formerly a Managing Director at Axia Capital Management, LLC (2004–2006), and prior to 2004 served as a Senior Vice President/Portfolio Manager at Franklin Mutual Advisers. Messrs. Hansen and Diamond are jointly and primarily responsible for the day-to-day management of the Portfolio.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

98	About the investment portfolios	EQ Advisors Trust

EQ/Mid Cap Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap 400 Index.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, holding each company in proportion to its market capitalization weight in the S&P MidCap 400 Index, although, in certain instances a sampling approach may be utilized.

The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P MidCap 400 Index and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008, the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to December 1, 2008.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
20.77% (2003 2nd Quarter)	–22.26% (2001 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

EQ Advisors Trust	About the investment portfolios	99

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
20.69% (2003 2nd Quarter)	–22.26% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Mid Cap Index Portfolio — Class IA Shares**	%	%	%
EQ/Mid Cap Index Portfolio — Class IB Shares	%	%	%
S&P MidCap 400 Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Mid Cap Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $       billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

100	About the investment portfolios	EQ Advisors Trust

The Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all U.S. equity index strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

EQ Advisors Trust	About the investment portfolios	101

Equity Portfolios (continued)

EQ/Mid Cap Value PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). Medium market capitalization companies means those companies with market capitalizations within the range of the following indices at the time of purchase: Russell MidCap Index (market capitalization range of approximately $     billion - $     billion as of December 31, 2008), Morningstar Mid Core Index (market capitalization range of approximately $     billion - $     billion as of December 31, 2008), S&P MidCap 400 Index (market capitalization range of approximately $     billion - $     billion as of December 31, 2008).

The Portfolio’s assets normally are allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion invests primarily in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may also invest up to 20% of its total assets in securities of foreign issuers, including up to 10% of those in developing markets. The Active Allocated Portion also may invest, to a limited extent, in derivatives, including futures and options, and real estate investment trusts.

In choosing investments for the Active Allocated Portion, the Adviser seeks to add value through bottom-up fundamentally driven security selection, favoring those securities that appear to be undervalued in the marketplace. A security’s value is assessed primarily on the basis of its earning power, growth potential, balance sheet and competitive positioning. The Adviser focuses on those securities with a market capitalization typically greater than $500 million but less than $10 billion and with a valuation in the bottom third of the price-to-earnings ratio distribution. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio seeks to track the performance of the Russell Mid Cap Value Index with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the Russell Mid Cap Value Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach strives to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Derivatives Risk

Futures and Options Risk

•	Exchange Traded Funds Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

102	About the investment portfolios	EQ Advisors Trust

•	Index-Fund Risk

•	Mid-Cap Company Risk

•	Multiple Adviser Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
16.38% (2003 2nd Quarter)	% ( Quarter)
*	For periods prior to the date Class IA shares commenced operations (November 24, 1998), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.29% (2003 2nd Quarter)	% ( Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Mid Cap Value PLUS Portfolio — Class IA Shares**	%	%	%
EQ/Mid Cap Value PLUS Portfolio — Class IB Shares	%	%	%
Russell Midcap Value Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (November 24, 1998), performance information shown is the performance of the Class IB shares which reflects the effect of 12b-1 fees paid by the Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Mid Cap Value PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses (Underlying ETFs)*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	%	%

EQ Advisors Trust	About the investment portfolios	103

Equity Portfolios (continued)

†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.80% for Class IA shares and 1.05% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be 0. % for Class IA shares and 0. % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (including the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $         billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and assisted in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas is responsible for assisting in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $        billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation

The Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of State Street Global Advisors and the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of State Street Global Advisors and Head of US Equity Markets in the

104	About the investment portfolios	EQ Advisors Trust

Global Structured Products Group, he is also responsible for all U.S. equity index strategies and Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

Wellington Management Company, LLP (“Wellington Management”), 75 State Street, Boston, MA 02109, manages the Active Allocated Portion of the Portfolio. Wellington Management is a Massachusetts limited liability partnership and professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

James N. Mordy, Senior Vice President and Equity Portfolio Manager, is responsible for the day-to-day management of the Active Allocated Portion. Mr. Mordy joined Wellington Management as an investment professional in 1985.

The Statement of Additional Information provides additional information about the Advisers, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	105

Equity Portfolios (continued)

EQ/Montag & Caldwell Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large capitalization companies. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. The Portfolio may invest up to 20% of its total assets in foreign securities listed on a domestic or foreign securities exchange, including American Depositary Receipts or European Depositary Receipts.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the Portfolio generally invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. This approach is generally lower risk than a typical growth stock approach. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. Valuation is a key selection criterion. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
17.77% (1999 4th Quarter)	–15.53% (2001 1st Quarter)
*	For periods prior to the date the Class IA shares commenced operations (December 13, 2004), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

106	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.77% (1999 4th Quarter)	–15.53% (2001 1st Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Montag & Caldwell Growth Portfolio — Class IA Shares**	%	%	%
EQ/Montag & Caldwell Growth Portfolio — Class IB Shares	%	%	%
Russell 1000 Growth Index†	%	%	%
**	For periods prior to the date the Class IA shares commenced operations (July 9, 2004), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.95%	1.20%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Montag & Caldwell, Inc. (“Montag & Caldwell”), 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326, is the Adviser to the Portfolio. Montag & Caldwell has been engaged in the business of providing investment counseling to individuals and institutions since 1945. As of December 31, 2008 Montag & Caldwell had $10 billion in assets under management.

Ronald E. Canakaris, Chairman/President and Chief Investment Officer of Montag & Caldwell, is responsible for the day-to-day investment

EQ Advisors Trust	About the investment portfolios	107

Equity Portfolios (continued)

management of the Portfolio and has more than 35 years’ experience in the investment industry. He has been President of Montag & Caldwell for more than 20 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

108	About the investment portfolios	EQ Advisors Trust

EQ/Oppenheimer Global Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in equity securities of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including emerging markets. The Portfolio expects to emphasize its investments in developed markets such as the United States, countries in Western Europe and Japan. The Portfolio does not limit its investments to companies within a particular capitalization range, however, it expects to invest mainly in mid- and large-cap companies, which are defined for purposes of this Portfolio as companies with market capitalization of $5 billion or more and, to a limited extent, small-cap companies.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, warrants and securities convertible into common stocks. The Portfolio also may invest, to a limited extent, in derivatives, illiquid securities and exchange traded funds (“ETFs”). The Portfolio also may engage in active and frequent trading to achieve its investment objective.

The Portfolio is not required to allocate its investments in any set percentage in any particular countries. The Portfolio expects to invest in a number of different countries and normally invests in at least three countries (one of which may be the United States). From time to time, the Portfolio may increase the relative emphasis of investments in a particular industry.

In selecting securities, the Adviser focuses primarily on foreign and U.S. companies with high growth potential. The Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development and considers factors affecting the industry of which the issuer is a part. The Adviser also considers overall and relative economic conditions in the U.S. and foreign markets, seeking broad portfolio diversification in different countries. The Adviser expects to focus on the factors below when selecting securities:

•	stocks of small-, medium- and large-cap growth-oriented companies worldwide;

•	companies that stand to benefit from global growth trends at attractive valuations;

•	businesses with strong competitive positions and high demand for their products or services; and

•	cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends the Adviser expects to consider include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

The Adviser may periodically seek to benefit from special situations, such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. The Adviser also may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Adviser believes they have growth potential. The Portfolio may at times seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Adviser to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is August 31, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	109

Equity Portfolios (continued)

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
7.18% (2007 2nd Quarter)	–4.47% (2007 4th Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
7.10% (2007 2nd Quarter)	–4.48% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Oppenheimer Global Portfolio — Class IA Shares	%	%
EQ/Oppenheimer Global Portfolio — Class IB Shares	%	%
MSCI World Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Oppenheimer Global Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.95%	0.95%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	From time to time, the Portfolio may invest in shares of other investment companies, such as ETFs. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.10% for Class IA shares and 1.35% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

OppenheimerFunds, Inc. (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer has been an investment adviser since 1960. As of December 31, 2008, Oppenheimer, together with its affiliates, had over $145 billion in assets under management.

110	About the investment portfolios	EQ Advisors Trust

Rajeev Bhaman, CFA, Senior Vice President, is primarily responsible for the day-to-day management of the Portfolio. He has held his current position since 1997 and he joined Oppenheimer in 1996.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	111

Equity Portfolios (continued)

EQ/Oppenheimer Main Street Opportunity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges. The Portfolio also may invest in foreign securities, including securities of companies in emerging markets and depositary receipts, preferred stocks, warrants and, to a limited extent, convertible securities, derivatives and securities of other investment companies, including exchange traded funds (“ETFs”). The Portfolio also may invest up to 15% of its net assets in illiquid and restricted securities.

The Portfolio’s allocation among different investments will vary over time based upon the Adviser’s evaluation of economic and market trends. At times, the Portfolio may invest more heavily (or all of its assets) in the stocks of one capitalization range or the Portfolio may vary its investments among the different capitalization ranges. The Portfolio also may engage in active and frequent trading to achieve its investment objective.

In selecting securities to buy or sell for the Portfolio, the portfolio managers use an investment process that uses multi-factor quantitative models to rank more than 3,000 stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Portfolio uses both “top down” and “bottom up” quantitative models.

•

The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into five market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors risk tolerance.

•

The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. Over a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. These models incorporate both macro-economic variables and seasonal effects to attempt to predict the performance of the company specific factors.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Portfolio aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Investment Company Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is August 31, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
6.33% (2007 2nd Quarter)	–5.50% (2007 4th Quarter)

112	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.34% (2007 2nd Quarter)	–5.59% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Oppenheimer Main Street Opportunity Portfolio — Class IA Shares	%	%
EQ/Oppenheimer Main Street Opportunity Portfolio — Class IB Shares	%	%
Russell 3000 Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Oppenheimer Main Street Opportunity Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	From time to time, the Portfolio may invest in shares of other investment companies, such as ETFs. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.05% for Class IA shares and 1.30% for Class IB shares The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust –Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

OppenheimerFunds, Inc. (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer has been an investment adviser since 1960. As of December 31, 2008, Oppenheimer, together with its affiliates, had over $145 billion in assets under management.

Marc Reinganum and Mark Zavanelli are jointly and primarily responsible for the day-to-day management of the Portfolio’s investments.

Dr. Marc Reinganum, has been a Vice President of Oppenheimer and Director of Quantitative Research and Portfolio Strategist for Equities since September 2002. Dr. Reinganum joined Oppenheimer in 2002.

Mark Zavanelli, CFA, has been a Vice President of Oppenheimer since November 2000. Mr. Zavanelli joined Oppenheimer in May 1998.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	113

Equity Portfolios (continued)

EQ/Oppenheimer Main Street Small Cap Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies that have market capitalizations equal to or below the largest capitalization company in either the Russell 2000 Index or the S&P Small Cap 600 Index. The Portfolio measures that capitalization at the time the Portfolio buys the security and it is not required to sell the security if the issuer’s capitalization grows so that it is no longer included in either the Russell 2000 Index or the S&P Small Cap 600 Index. As of December 31, 2008, the market capitalization of such companies within these indices ranged from approximately $     million to $     billion for the Russell 2000 Index and $     million to $     billion for the S&P Small Cap 600 Index. Under normal circumstances, the Portfolio may invest up to 20% of its assets in securities of mid- and large-capitalization companies if the Adviser believes they offer opportunities for growth.

The Portfolio will invest mainly in common stocks of small-capitalization U.S. companies that the Adviser believes have favorable business trends or prospects. The Portfolio may invest in growth and/or value common stocks and other equity securities, including preferred stock. Growth investing encompasses a search for companies with expected earnings that outpace the overall market. Value investing attempts to find companies with securities that are undervalued in the marketplace. The Portfolio incorporates a blended style of investing combining both growth and value styles.

The Portfolio also may invest in foreign securities, including emerging markets and depositary receipts, and initial public offerings and, to a limited extent, in derivatives and securities of other investment companies, including exchange traded funds (“ETFs”). The Portfolio also may invest up to 15% of its net assets in illiquid and restricted securities. In addition, the Portfolio may invest in unseasoned companies. Such companies have been in operation for less than three years, including operations of any predecessors. The Portfolio also may engage in active and frequent trading to achieve its investment objective.

In selecting securities to buy or sell for the Portfolio, the portfolio managers use an investment process that uses multi-factor quantitative models to rank stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The Portfolio uses both “top down” and “bottom up” quantitative models.

•

The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into five market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors risk tolerance.

•

The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. Over a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. These models incorporate both macro-economic variables and seasonal effects to attempt to predict the performance of the company-specific factors.

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The Portfolio aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Exchange Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Initial Public Offering Risk

•	Investment Company Securities Risk

•	Large-Cap Company Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

•	Unseasoned Companies Risk

•	Value Investing Risk

114	About the investment portfolios	EQ Advisors Trust

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is August 31, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
5.47% (2007 2nd Quarter)	–5.38% (2007 4th Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.30% (2007 2nd Quarter)	–5.48% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Oppenheimer Main Street Small Cap Portfolio — Class IA Shares	%	%
EQ/Oppenheimer Main Street Small Cap Portfolio — Class IB Shares	%	%
Russell 2000 Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Oppenheimer Main Street Small Cap Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	From time to time, the Portfolio may invest in shares of other investment companies, such as ETFs. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.05% for Class IA shares and 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the

EQ Advisors Trust	About the investment portfolios	115

Equity Portfolios (continued)

Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

OppenheimerFunds, Inc. (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer has been an investment adviser since 1960. As of December 31, 2008, Oppenheimer, together with its affiliates, had over $145 billion in assets under management.

Marc Reinganum and Mark Zavanelli are jointly and primarily responsible for the day-to-day management of the Portfolio’s investments.

Dr. Marc Reinganum, has been a Vice President of Oppenheimer and Director of Quantitative Research and Portfolio Strategist for Equities since September 2002. Dr. Reinganum joined Oppenheimer in 2002.

Mark Zavanelli, CFA, has been a Vice President of Oppenheimer since November 2000. Mr. Zavanelli joined Oppenheimer in May 1998.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

116	About the investment portfolios	EQ Advisors Trust

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used, to a limited extent, for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are generally considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
22.92% (2003 2nd Quarter)	–21.49% (2002 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

EQ Advisors Trust	About the investment portfolios	117

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
22.95% (2003 2nd Quarter)	–21.52% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Small Company Index Portfolio — Class IA Shares**	%	%	%
EQ/Small Company Index Portfolio — Class IB Shares	%	%	%
Russell 2000 Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Total Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since January 2, 2003. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $         billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative analysis. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971,

118	About the investment portfolios	EQ Advisors Trust

joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	119

Equity Portfolios (continued)

EQ/T. Rowe Price Growth Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of net assets, plus borrowings for investment purposes, in common stocks of a diversified group of growth companies. The Portfolio will invest primarily in equity securities of large-cap companies. For purposes of this Portfolio, large-cap companies are defined as those companies with market capitalization larger than the median market cap of companies in the Russell 1000 Growth Index, a widely used benchmark of the largest domestic growth stocks (the median market cap as of December 31, 2008 was $3.2 billion, and is subject to change) at the time of purchase. The Adviser mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Adviser generally looks for companies with an above-average rate of earnings growth and an attractive niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

While most assets are invested in U.S. common stocks, other securities may also be purchased, including convertible securities, warrants, preferred stocks, foreign stocks and, to a limited extent, derivatives (such as futures and options) in keeping with portfolio objectives. The Portfolio may invest up to 30% of its total assets in securities of foreign issuers, including those in emerging markets.

In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 6, 2007.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Portfolio, a series of Enterprise Accumulation Trust) advised using a similar investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
26.57% (2001 4th Quarter)	–26.32% (2001 3rd Quarter)
*	For periods prior to the date Class IA shares commenced operations (May 16, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

120	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
26.57% (2001 4th Quarter)	–26.32% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/T. Rowe Price Growth Stock Portfolio — Class IA Shares**	%	%	%
EQ/T. Rowe Price Growth Stock Portfolio — Class IB Shares	%	%	%
Russell 1000 Growth Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (May 16, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.95%	1.20%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

T. Rowe Price Associates, Inc. (“T. Rowe”) 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the Portfolio. T. Rowe was founded in 1937 and as of December 31, 2008, T. Rowe and its affiliates Price had $         billion under management.

P. Robert Bartolo, CPA, CFA, has primary responsibility for managing the Portfolio. Mr. Bartolo is portfolio manager for the T. Rowe Price Growth Stock Fund. Mr. Bartolo is also a Vice President of T. Rowe Price Group, Inc. and has been managing assets for the firm since 2005.

EQ Advisors Trust	About the investment portfolios	121

Equity Portfolios (continued)

Mr. Bartolo has been with T. Rowe Price since August 2002. He is also a portfolio manager in the Equity Division and Mr. Bartolo serves on the Investment Advisory Committee for the firm’s U.S. Mid-, and Large-Cap Growth Strategies. Mr. Bartolo has eleven years of investment experience, six of which have been at T. Rowe Price.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

122	About the investment portfolios	EQ Advisors Trust

EQ/UBS Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. In seeking income, the Portfolio invests in stocks of dividend-paying companies.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the Adviser’s assessment of what the security is worth) and its market price. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser estimates the fundamental value of each stock under analysis based on economic, industry and company analysis and a company’s management team, competitive advantage and core competencies. The Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price and value characteristics. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth and Income Portfolio, a series of Enterprise Accumulation Trust) using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth and Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
14.86% (1999 2nd Quarter)	–18.59% (2002 3rd Quarter)
*	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

EQ Advisors Trust	About the investment portfolios	123

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
14.86% (1999 2nd Quarter)	–18.59% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/UBS Growth and Income Portfolio — Class IA Shares**	%	%	%
EQ/UBS Growth and Income Portfolio — Class IB Shares	%	%	%
Russell 1000 Index†	%	%	%
**	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/UBS Growth and Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.80%	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), One North Wacker Drive, Chicago, Illinois 60606, is the Adviser to the Portfolio. UBS Global AM, is an indirect, wholly owned subsidiary of UBS AG (“UBS”) and a member of the UBS Global Asset Management division, which had approximately          billion in assets under management as of December 31, 2008. UBS is an internationally diversified organization headquartered in Switzerland, with operations in many areas of the financial services industry.

Thomas M. Cole, John C. Leonard, Thomas J. Digenan and Scott C. Hazen are the portfolio managers jointly and responsible for the day-to-day management of the Portfolio.

124	About the investment portfolios	EQ Advisors Trust

Thomas M. Cole, CFA, is a Managing Director and Head of Research, North American Equities and has held that position for more than five years. He leads the portfolio construction process and reviews the overall composition of the Portfolio. Mr. Cole joined UBS Global AM as an investment professional in 1985.

John C. Leonard, CFA, is a Managing Director and Global Head of Equities, has been for more than five years and is responsible for the construction of U.S. equity portfolios and the oversight of UBS Global AM’s Chicago-based strategy team. He has been with UBS Global AM as an investment professional since 1991. Mr. Leonard assists in portfolio construction.

Thomas J. Digenan, CFA, is a Managing Director and North American Equity Strategist. He assists in portfolio construction. Mr. Digenan joined UBS Global AM as an investment professional in 1993. He has been a North American Equities Strategist since 2001.

Scott C. Hazen, CFA, an Executive Director and North American Equity Strategist since 2004, assists in portfolio construction. He joined UBS Global AM in 1992 and has served as an investment professional since 2004.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	125

Equity Portfolios (continued)

EQ/Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth and income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The Portfolio may invest in issuers of small, medium and large market capitalization. The Portfolio primarily invests in equity securities, but also may invest in preferred stocks and securities convertible into common and preferred stocks.

The Adviser emphasizes a value style of investing, seeking well established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser typically sells portfolio securities when its assessments of capital growth and income potential of such securities materially change.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts. The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities as temporary investments. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below investment grade. The Portfolio also may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipt Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
6.17% (2006 4th Quarter)	–6.22% (2007 4th Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.09% (2006 4th Quarter)	–6.31% (2007 4th Quarter)

126	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Comstock Portfolio — Class IA Shares	%	%
EQ/Van Kampen Comstock Portfolio — Class IB Shares	%	%
Russell 1000 Value Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Comstock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fee (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	0.75%	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the fund’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2008, MSIM Inc. had approximately $     billion in assets under management.

The Multi-Cap Value team is jointly and primarily responsible for the day-to-day management of the Portfolio. The current members of the team include B. Robert Baker, Jr., Jason S. Leder, Kevin C. Holt, Devin E. Armstrong and James N. Warwick. Members of the team may change from time to time. Mr. Baker, the lead portfolio manager, is a Managing Director with Van Kampen. He has had portfolio management responsibilities at Van Kampen since he joined the firm in 1991. Mr. Leder, Managing Director, joined Van Kampen in 1995 and has had portfolio management responsibilities since that time. Mr. Holt, Managing Director, joined Van Kampen in 1999 and has had portfolio management responsibilities since that time. Mr. Armstrong, Vice President, has been associated with the Van Kampen in a research capacity since August 2004 and began managing the Portfolio in an investment management capacity in July 2007. Prior to August 2004, Mr. Armstrong was attending Columbia Business School (August 2002 - May 2004). Mr. Warwick, Executive Director, has been associated with the Adviser in an investment management capacity since May 2002 and began managing the Portfolio in July 2007.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	127

Equity Portfolios (continued)

EQ/Van Kampen Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies at the time of investment. The Portfolio primarily invests in equity securities, including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. Medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index. The Portfolio also may invest in common stocks and other equity securities of small- and large-sized companies.

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser studies a company’s business model, business visibility and the ability to generate free cash flow, a favorable return on invested capital trend and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio also may invest in debt securities of various maturities considered investment grade at the time of investment. Investment grade securities are rated BBB or higher by Standard & Poor’s or rated Baa or higher by Moody’s Investor Services, Inc. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below in investment grade.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts. The Portfolio also may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and currency transactions, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
9.31% (2007 3rd Quarter)	–4.99% (2006 2nd Quarter)

128	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
9.24% (2007 2nd Quarter)	–5.08% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Mid Cap Growth Portfolio — Class IA Shares	%	%
EQ/Van Kampen Mid Cap Growth Portfolio — Class IB Shares	%	%
Russell Mid Cap Growth Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fee (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses*	0.85%	1.10%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2008 MSIM Inc. had approximately $         billion in assets under management.

The U.S. Growth team is jointly responsible for the day-to-day management of the Portfolio. The current members of the team include Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton, Armistead Nash and Jason Yeung. Members of the team may change from time to time.

Dennis Lynch is a Managing Director with Van Kampen. He joined the firm in 1998 and has had portfolio management responsibilities for more than five years.

David Cohen is a Managing Director with Van Kampen. He joined the firm in 1993 and has had portfolio management responsibilities for more than five years.

Sam Chainani is a Managing Director with Van Kampen. He joined the firm in 1996 and has had portfolio management responsibilities since June 2004. Prior to that time, Mr. Chainani was associated in an investment capacity with Van Kampen.

Alexander Norton is an Executive Director with Van Kampen. He joined the firm in 2000 and has had portfolio management responsibility since July 2005. Prior to that time, Mr. Norton was associated in an investment capacity with Van Kampen.

EQ Advisors Trust	About the investment portfolios	129

Equity Portfolios (continued)

Jason Yeung is an Executive Director with Van Kampen. He joined the firm in 2002, and has had portfolio management responsibilities since September 2007. Prior to that time, Mr. Yeung was associated in an investment capacity for Van Kampen.

Armistead Nash is an Executive Director with Van Kampen. He joined the firm in 2002 and has had portfolio management responsibilities since September 2008. Prior to that time, Mr. Nash was associated in an investment capacity for Van Kampen.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

130	About the investment portfolios	EQ Advisors Trust

EQ/Van Kampen Real Estate Portfolio

INVESTMENT OBJECTIVE: Seeks to provide above average current income and long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs, as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions. The Portfolio invests primarily in equity REITs. In addition, the Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields.

In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as other criteria, such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding’s share price, earnings prospects relative to its peers and/or business prospects.

A company is considered to be in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Besides equity securities of REITs, the Portfolio may invest in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade debt securities of companies operating in the real estate industry. The Portfolio may invest up to 20% of its net assets in securities of companies outside the real estate industry. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, some or all of which may be in the real estate industry. The Portfolio may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Fixed Income Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

•	Non-Diversification Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is July 2, 2007. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

EQ Advisors Trust	About the investment portfolios	131

Equity Portfolios (continued)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Real Estate Portfolio — Class IA Shares	%	%
EQ/Van Kampen Real Estate Portfolio — Class IB Shares	%	%
FTSE NAREIT Equity REIT Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Van Kampen Real Estate Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses**	1.01%	1.26%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2008.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management, Inc. (“MSIM, Inc.”), 522 Fifth Avenue, New York, New York 10036, is the Adviser to the Portfolio. MSIM, Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2008, MSIM, Inc. had approximately $             billion in assets under management.

The Portfolio’s assets are managed within the Adviser’s Real Estate Team. The team consists of portfolio managers and analysts. Theodore R. Bigman is the member of the team primarily responsible for the day-to-day management of the Portfolio. The Portfolio is managed by Mr. Bigman, who is supported by a team of six research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset allocation frameworks and direct the implementation of investment strategy.

132	About the investment portfolios	EQ Advisors Trust

Theodore R. Bigman, Managing Director, has worked for the Adviser since 1995. He has been Managing Director since 1999 and a portfolio manager with the Adviser since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	133

Fixed Income Portfolios

EQ/Bond Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes), determined at time of purchase, in debt securities that are included in the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”). The Portfolio seeks to achieve its investment objective of achieving (before expenses) the total return performance of the Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Aggregate Bond Index. The Portfolio generally invests in a well-diversified portfolio that is representative of the domestic investment grade bond market, including government and credit securities, agency, credit securities, mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. Further, the Portfolio is managed at all times duration neutral to the Aggregate Bond Index and overall sector and quality weightings also are closely replicated to the Index, with individual security selection based upon criteria generated by the Adviser’s credit and research group, security availability, and the Adviser’s analysis of the impact on the portfolio’s weightings

While complete replication of the Aggregate Bond Index is not possible, the Portfolio employs a stratified sample approach to build a portfolio whose broad characteristics match those of the Index. Individual securities holdings may differ from the Index, and the Portfolio may not track the performance of the Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the Portfolio and differences between how and when the Portfolio and the Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves. The Adviser may also purchase or sell futures contracts on the Aggregate Bond Index (or other fixed-income securities indices), if and when they become available.

As of December 31, 2008, the Index was composed of              investment grade fixed income securities with at least one year remaining to maturity and $         million in par value outstanding. Each security is weighted by amount outstanding, which means larger securities have greater representation in the Index than smaller ones. Securities in the Index may include U.S. government securities, corporate debt securities and mortgage- and asset-based debt securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Index Fund Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Intermediate Term Bond Portfolio, a series of the MONY Series Fund, Inc.) advised using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Intermediate Term Bond Portfolio whose inception date is March 1, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to August 25, 2006 the Portfolio and its predecessor had a different investment objective and invested in an actively managed portfolio of fixed income securities. The Portfolio invests substantially all of its assets in fixed income securities in a manner that is intended to track the performance of the Index. If the Portfolio and its predecessor had historically invested substantially all of their assets in fixed income securities in a manner that was intended to track the performance of the Index, the performance of the Portfolio and its predecessor may have been different. In addition, the Portfolio was advised by different Advisers prior to December 1, 2008.

134	About the investment portfolios	EQ Advisors Trust

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
4.75% (2002 3rd Quarter)	–2.62% (2004 2nd Quarter)

Calendar Year Annual Total Returns — Class IB*

Best quarter (% and time period)	Worst quarter (% and time period)
4.66% (2002 3rd Quarter)	–2.68% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Bond Index Portfolio — Class IA Shares	%	%	%
EQ/Bond Index Portfolio — Class IB Shares*	%	%	%
Barclays Capital U.S. Aggregate Bond Index†	%	%	%
*	For periods prior to the date Class IB Shares commenced operations (June 20, 2005), performance information shown is the performance of Class IA Shares adjusted to reflect the 12b-1 fees paid by Class IB Shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

EQ Advisors Trust	About the investment portfolios	135

Fixed Income Portfolios (continued)

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA FM”), is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $         billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Portfolio is managed by SSgA’s Passive Fixed Income Team. Portfolio managers John Kirby and Elya Schwartzman jointly and primarily have responsibility for the day-today management of the Bond Index Portfolio.

John Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development. Elya Schwartzman is a Principal of SSgA FM and a Vice President of SSgA. Mr. Schwartzman is a member of the Fixed Income Index team. Previously, Mr. Schwartzman spent ten years as an analyst and portfolio manager in the Active Credit group, covering a broad group of industry sectors in both investment grade and speculative grade markets. He has been working in the Fixed Income field since 1996.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

136	About the investment portfolios	EQ Advisors Trust

EQ/Caywood-Scholl High Yield Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize current income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are below investment grade. The Portfolio generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) or B- to BB+ by Standard & Poor’s (“S&P”), which are commonly known as “junk bonds.”

The Portfolio generally does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody’s or CC or lower by S&P or which, if unrated, in the judgment of the Adviser have characteristics of such lower-grade bonds). If an investment is downgraded to Ca or lower or CC or lower after its purchase by the Portfolio, the Adviser has discretion to hold or liquidate the security. Subject to these restrictions, under normal circumstances, up to 20% of the Portfolio’s assets may include: (1) bonds rated Caa by Moody’s or CCC by S&P; (2) unrated debt securities which, in the judgment of the Adviser, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

The Adviser actively manages the Portfolio’s duration based on the Adviser’s view of the market and interest rates. The Portfolio may invest in securities of any maturity. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates. The Portfolio may have a high portfolio turnover rate in excess of 100%.

The Adviser utilizes a top-down approach that seeks to identify industries and companies that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Adviser identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise High-Yield Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise High-Yield Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	137

Fixed Income Portfolios (continued)

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
7.66% (2003 2nd Quarter)	% ( Quarter)
*	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
7.66% (2003 2nd Quarter)	% ( Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Caywood-Scholl High Yield Bond Portfolio — Class IA Shares**	%	%	%
EQ/Caywood-Scholl High Yield Bond Portfolio — Class IB Shares	%	%	%
Merrill Lynch U.S. High Yield Master Cash Pay Only Index†	%	%	%
**	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Caywood-Scholl High Yield Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses	0.80%	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

138	About the investment portfolios	EQ Advisors Trust

WHO MANAGES THE PORTFOLIO

Caywood-Scholl Capital Management (“Caywood-Scholl”) 4350 Executive Drive, Suite 125, San Diego, California 92121, is the Adviser to the Portfolio. Caywood-Scholl has provided investment advice with respect to high-yield, low grade fixed income instruments since 1986. As of December 31, 2008, assets under management for all clients are approximately $1.0 billion.

Eric Scholl, Managing Director and Chief Executive Officer (“CEO”); and Tom Saake, Managing Director, President, and Portfolio Manager are jointly and primarily responsible for the day-to-day management of the Portfolio.

Eric Scholl, Managing Director and CEO, joined Caywood-Scholl in 1992 as partner and President. He has been a Managing Director since December 1998 and CEO since February 2006.

Tom Saake, Managing Director, President and Portfolio Manager, has served as a Portfolio Manager with Caywood-Scholl since 1996, Managing Director since June 2002 and President since February 2006. He has over 17 years’ experience with the firm.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	139

Fixed Income Portfolios (continued)

EQ/Core Bond Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Aggregate Bond Index, which covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, be rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

While complete replication of the Aggregate Bond Index is not possible, the Adviser will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Aggregate Bond Index. Individual securities holdings may differ from the Aggregate Bond Index, and the fund may not track the performance of the Aggregate Bond Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the Aggregate Bond Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves. The Adviser may also purchase or sell futures contracts on the Aggregate Bond Index (or other fixed-income securities indices), if and when they become available.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Index-Fund Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to January     , 2009, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter: (% and time period)	Worst quarter: (% and time period)
% ( Quarter)	–2.58% (2004 2nd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
% ( Quarter)	–2.58% (2004 2nd Quarter)

140	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Core Bond Index Portfolio — Class IA Shares**	%	%	%
EQ/Core Bond Index Portfolio — Class IB Shares	%	%	%
Barclays Capital U.S. Aggregate Bond Index†	%	%	%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Core Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111 and manages the Portfolio. SSgA FM, is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $         billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Portfolio is managed by the SSgA’s Passive Fixed Income Team. Portfolio Managers John Kirby and Mike Brunell are jointly and primarily responsible for the day-today management of the Portfolio.

John Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development.

Mike Brunell has been a member of the Fixed Income Index team since 2004. Mr. Brunell is a Principal of SSgA FM and SSgA. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	141

Fixed Income Portfolios (continued)

EQ/Global Bond PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth and current income.

THE INVESTMENT STRATEGY

The Portfolio’s assets normally are allocated among three investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. The Active Allocated Portion normally invests in at least three countries. The Active Allocated Portion may invest in debt securities that are rated below investment grade (or, if unrated, determined by the Adviser to the Active Allocated Portion to be of comparable quality) (“junk bonds”). The Active Allocated Portion generally does not invest more than 5% of its assets in debt obligations or similar securities denominated in the currencies of developing countries. For purposes of this Active Allocated Portion, the Adviser to the Active Allocated Portion considers those countries whose sovereign debt is rated below investment grade to be developing countries and those countries whose sovereign debt is rated investment grade to be developed countries.

The Active Allocated Portion generally maintains a dollar-weighted average maturity of 5 to 14 years and a duration of 3½ to 10 years. Maturity measures the average final payable dates of debt instruments. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Active Allocated Portion and can be used by the Adviser to the Active Allocated Portion as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Active Allocated Portion, the more sensitive its market value will be to changes in interest rates.

The Adviser to the Active Allocated Portion makes its country selection and currency decisions for the Active Allocated Portion based on its own fundamental research and advanced analytical systems. In choosing investments, the Adviser to the Active Allocated Portion searches for the best values on securities that meet the Active Allocated Portion’s credit and maturity requirements. Bonds selected for inclusion in the Active Allocated Portion are continually monitored to assure they meet the Adviser to the Active Allocated Portion’s standards. The Adviser to the Active Allocated Portion may sell a security for a variety of reasons, such as to invest in an issuer believed to offer superior investment opportunities.

The Active Allocated Portion may, to a limited extent, enter into foreign currency exchange contracts for a variety of purposes, including to gain exposure to foreign markets in which the Active Allocated Portion is underweighted, to hedge the value of its investments or to control risk. The Active Allocated Portion also may invest up to 20% of its assets in foreign mortgage- and asset-based securities and/or foreign bank obligations. In addition, the Active Allocated Portion may invest up to 20% of its assets in investment grade fixed income securities or obligations of U.S. government entities or U.S. corporations. The Active Allocated Portion also may invest up to 15% of its net assets in illiquid securities. The Active Allocated Portion may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which the Active Allocated Portion’s holdings are denominated.

The Index Allocated Portion of the Portfolio seeks to track the performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) with minimal tracking error. The Aggregate Bond Index covers the dollar denominated investment-grade, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, MBS passthrough securities (including hybrid ARMs as of April 1, 2007), asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, must be rated investment-grade (Baa3/BBB- or higher) by at least two of the fol-lowing ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rates a security, the rating must be investment grade. The bond also must be dollar-denominated and non-convertible.

The Adviser selects the Index Allocated Portion’s investments by a “sampling” strategy. Specifically, the Adviser invests in a

142	About the investment portfolios	EQ Advisors Trust

representative sample of securities from each broad segment of the Aggregate Bond Index, such as government bonds, mortgages, and corporate issues that represent key index characteristics. In particular, the Adviser will focus on such characteristics as interest rate sensitivity, credit quality, and sector diversification, although other characteristics also are reflected. The Index Allocated Portion’s holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers. Generally, the Index Allocated Portion attempts to have a correlation between its performance and that of the Aggregate Bond Index of approximately 0.95 before expenses. A correlation of 1.00 would mean that the Index Allocated Portion and the Index were perfectly correlated.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities; therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Index Fund Risk

•	Liquidity Risk

•	Multiple Adviser Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is October 3, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 1, 2009 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 1, 2009.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
6.79% (2007 3rd Quarter)	–0.82% (2006 1st Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.60% (2007 3rd Quarter)	–1.02% (2006 1st Quarter)

EQ Advisors Trust	About the investment portfolios	143

Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Since Inception
EQ/Global Bond PLUS Portfolio — Class IA Shares	%	%
EQ/Global Bond PLUS Portfolio — Class IB Shares	%	%
Merrill Lynch Global Broad Market Index†,††	%	%
Merrill Lynch Global Broad Market ex U.S. Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Global Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
††	Effective May 1, 2009, the Portfolio changed its benchmark from the Merrill Lynch Global Broad Market ex U.S. Index to the Merrill Lynch Global Broad Market Index (“Global Broad Market Index”). The Portfolio changed its benchmark because the Manager believes that the Global Broad Market Index reflects more closely the securities and sectors in which the Portfolio invests.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts, 02116-5034, and First International Advisors, LLC, Bishopsgate, London, EC2N 3AB, dba “Evergreen International Advisors” (“Evergreen International”), are Advisers to the Portfolio. Evergreen and Evergreen International work together to manage the Portfolio. Evergreen International is an affiliate of Evergreen. Evergreen, including Evergreen International, offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2008, Evergreen, including, Evergreen International, managed over $         billion.

Anthony Norris and Peter Wilson have joint and primary responsibility for the day-to-day management of the Active Allocated Portion of the Portfolio. Mr. Norris is a Senior Vice President and senior portfolio manager at Evergreen and a Managing Director of Research, Chief Investment Officer and a senior portfolio manager at Evergreen International. He joined Evergreen International in 1990 and has been in the portfolio management field since 1967. Mr. Wilson is a Senior Vice President and senior portfolio manager at Evergreen and a Managing Director, Chief Operating Officer and a senior portfolio manager at Evergreen International. He joined Evergreen International in 1989 and has been in the portfolio management field since 1978.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, new Jersey 08543-9011, manages the Index Allocated Portion of the Portfolio. BlackRock Investment is a registered investment adviser and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $         trillion in investment company and other portfolio assets under management.

The Index Allocated Portion of the Portfolio is managed by [names of portfolio managers to be provided]

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $         billion in assets under management.

144	About the investment portfolios	EQ Advisors Trust

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	145

Fixed Income Portfolios (continued)

EQ/Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, are invested in such securities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees.

Specific securities in the Portfolio can have expected maturities as short as one day or as long as 30 years or more, but the Portfolio as a whole is expected to have an average duration within a range of 20% above or below the duration of the Barclays Capital U.S. Intermediate Government Bond Index. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Fixed Income Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Government Securities Portfolio, a series of the MONY Series Fund, Inc.) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Government Securities Portfolio whose inception date is May 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
3.67% (2000 4th Quarter)	–1.18% (2004 2nd Quarter)

Calendar Year Annual Total Returns — Class IB*

Best quarter (% and time period)	Worst quarter (% and time period)
3.57% (2000 4th Quarter)	–1.24% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Government Securities Portfolio — Class IA Shares	%	%	%
EQ/Government Securities Portfolio — Class IB Shares*	%	%	%
Barclays Capital U.S. Intermediate Government Bond Index†	%	%	%
*	Class IB shares have not commenced operations. Performance information shown is the performance of the Class IA shares of the Portfolio adjusted to reflect the 12b-1 fees paid by Class IB Shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

146	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Government Securities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA and 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2008, BlackRock Financial and its affiliates had approximately $     trillion in assets under management.

The management of and investment decisions for the EQ/Government Securities Portfolio are jointly and primarily made by Scott Amero, Matthew Marra and Andrew J. Phillips.

Scott Amero is a Vice Chairman and BlackRock’s Global Chief Investment Officer for Fixed Income since December 2007. Mr. Amero also serves as co-head of the Fixed Income Portfolio Management Group for more than ten years. Prior thereto he was a Managing Director since 1990. He is a member of BlackRock’s Executive, Operating and Management committees and Chairman of its Fixed Income Investment Strategy Group. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in fixed income securities.

Matthew Marra is a Managing Director of BlackRock since 2006, and is a member of Blackrock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios with a sector emphasis on Treasury and agency securities. Mr. Marra has been a member of BlackRock’s fixed income team since 1997.

Andrew J. Phillips is a Managing Director of BlackRock since 1999, and is co-head of U.S. Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. Mr. Phillips is also a member of the mortgage securities team. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	147

Fixed Income Portfolios (continued)

EQ/Intermediate Government Bond Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate Government Bond Index (“Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Bond Index.

THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Government Bond Index, or other financial instruments that derive their value from those securities. The Government Bond Index is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

While complete replication of the Government Bond Index is not practicable, the Adviser will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Government Bond Index. Individual securities holdings may differ from the Government Bond Index, and the Portfolio may not track the performance of the Government Bond Index perfectly due to the expenses and the transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Government Bond Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves. The Adviser may also purchase or sell futures contracts on the Government Bond Index (or other fixed-income securities indices), if and when they become available.

The Portfolio may invest in other investment companies, including exchange-traded funds (“ETFs”) that invest in securities comprising the Government Bond Index. When the Portfolio invests in ETFs or other investment companies, the Portfolio bears a proportionate share of expenses charged by the investment company in which it invests. The Portfolio also may seek to increase income by lending portfolio securities with a value up to 33.33% of its net assets to broker-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Exchange-Traded Fund Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon Risk

•	Index-Fund Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to January     , 2009, the Portfolio had a different investment strategy and consisted entirely of an actively managed portfolio of equity securities. If the Portfolio had historically been managed using its current strategy, the performance of the Portfolio may have been different.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
4.90% (2001 3rd Quarter)	–2.43% (2004 2nd Quarter)

148	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
4.83% (2001 3rd Quarter)	–2.35% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Intermediate Government Bond Index Portfolio — Class IA Shares	%	%	%
EQ/Intermediate Government Bond Index Portfolio — Class IB Shares	%	%	%
Barclays Capital Intermediate Government Bond Index†	%	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111 and manages the Portfolio. SSgA FM, is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $       billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Portfolio is managed by the SSgA Passive Fixed Income Team. Portfolio managers John Kirby and Elya Schwartzman will jointly and primarily have responsibility for the day-today management of the Bond Index Portfolio.

John Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development. Elya Schwartzman is a Principal of SSgA FM and Vice President of SSgA. Elya Schwartzman is a member of the Fixed Income Index team. Previously, Mr. Schwartzman spent ten years as an analyst and portfolio manager in the Active Credit group, covering a broad group of industry sectors in both investment grade and speculative grade markets. He has been working in the Fixed Income field since 1996.

EQ Advisors Trust	About the investment portfolios	149

Fixed Income Portfolios (continued)

EQ/Long Term Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal circumstances, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, are invested in such securities.

All securities in the Portfolio are rated investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of longer than eight years and an effective duration between 8 and 15 years. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Long Term Bond Portfolio, a series of The MONY Series Fund, Inc.) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Long Term Bond Portfolio whose inception date is March 20, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
9.40% (2002 3rd Quarter)	–4.72% (2004 2nd Quarter)

Calendar Year Annual Total Returns — Class IB*

Best quarter (% and time period)	Worst quarter (% and time period)
9.30% (2002 3rd Quarter)	–4.78% (2004 2nd Quarter)

150	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Long Term Bond Portfolio — Class IA Shares	%	%	%
EQ/Long Term Bond Portfolio — Class IB Shares*	%	%	%
Barclays Capital Long Government/Credit Bond Index†	%	%	%
*	For periods prior to the date the Class IB shares commenced operations (April 29, 2005), performance information shown is that of the Class IA Shares adjusted to reflect the 12b-1 fees paid by Class IB Shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Long Term Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2008, BlackRock Financial and its affiliates had approximately $     trillion in assets under management.

The management of and investment decisions for the EQ/Long Term Bond Portfolio are made by Stuart Spodek, Matthew Marra and

Andrew J. Phillips, who are jointly and primarily responsible for the day-to-day management of the Portfolio.

Stuart Spodek, Managing Director since 2002 and co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995.

Matthew Marra is a Managing Director of BlackRock since 2006, and is a member of Blackrock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios with a sector emphasis on Treasury and agency securities. Mr. Marra has been a member of BlackRock’s fixed income team since 1997.

Andrew J. Phillips is a Managing Director of BlackRock since 1999, and is co-head of U.S. Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. Mr. Phillips is also a member of the mortgage securities team. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	151

Fixed Income Portfolios (continued)

EQ/Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

•	marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities;

•	certificates of deposit, bankers’ acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

(a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

(b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by Standard & Poor’s (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”) or (ii) long term debt rated at least AA by S&P or Aa by Moody’s;

•

commercial paper (rated at least A-1 by S&P or Prime-1 by Moody’s or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody’s) and participation interests in loans extended by banks to such companies;

•	mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

•

corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody’s, as well as corporate debt obligations rated at least A by S&P or Moody’s, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s;

•	floating rate or master demand notes; and

•	repurchase agreements covering securities in which the Portfolio may invest.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks. Normally, the Portfolio invests at least 25% of its net assets in bank obligations.

AXA Equitable may, in its sole discretion, maintain a temporary defensive position with respect to the Portfolio. Although not required to do so, as a temporary defensive measure, AXA Equitable may take measures (including waiving its fees owed by the Portfolio) designed to maintain the Portfolio’s daily yield, exclusive of any insurance and Contract-related fees and expenses, at 0.25% or higher for Class IA shares and 0.00% or higher for Class IB shares for the benefit of the Portfolio’s current shareholders.

The Portfolio is participating in the U.S. Department of the Treasury’s Temporary Guarantee Program (“Program”) for Money Market Funds. Subject to certain conditions and limitations, in the event that the per share value of the Portfolio falls below $0.995 and the Portfolio liquidates, the Program will provide coverage only to shareholders of the Portfolio as of September 19, 2008, for up to $1.00 per share for the lesser of either the number of shares the investor held in the Portfolio at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Banking Industry Sector Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Money Market Risk

152	About the investment portfolios	EQ Advisors Trust

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 10, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
1.62% (2000 4th Quarter)	0.10% (2004 1st Quarter)
The Portfolio’s 7-day yield for the quarter ended December 31, 2008 was % and the effective yield was %.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
1.52% (2000 3rd Quarter)	0.08% (2003 4th Quarter)
The Portfolio’s 7-day yield for the quarter ended December 31, 2008 was % and the effective yield was %.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Money Market Portfolio — Class IA Shares	%	%	%
EQ/Money Market Portfolio — Class IB Shares	%	%	%
3-Month Treasury Bill†	%	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

EQ Advisors Trust	About the investment portfolios	153

Fixed Income Portfolios (continued)

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, New York, New York 10106, is the Adviser to the Portfolio. Dreyfus was founded in 1951 and currently manages approximately 200 mutual fund portfolios. As of December 31, 2008, Dreyfus had approximately $354 billion in assets under management.

154	About the investment portfolios	EQ Advisors Trust

EQ/PIMCO Ultra Short Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities of varying maturities issued by U.S. and non U.S. governments, their agencies or instrumentalities and corporations. The average Portfolio duration is expected to be less than one year. Although the Portfolio invests primarily in investment grade securities, it may invest up to 10% of its total assets in high yield securities, also known as “junk bonds”. For purposes of this Portfolio, junk bonds are rated B or higher by Moody’s Investor Services, Inc., Standard & Poor’s Corporation or Fitch, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio may also invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio also may invest in securities of issuers located in emerging markets. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 5% of the Portfolio’s total assets. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may invest up to 10% of its assets in preferred stocks. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Leveraging Risk

•	Liquidity Risk

•	Loan Participation and Assignments Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because the Portfolio was advised using a different investment objective and investment strategy prior to May 1, 2009.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Total Return Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Total Return Portfolio whose inception date is January 24, 2002, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	155

Fixed Income Portfolios (continued)

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
5.98% (2007 4th Quarter)	–2.36% (2004 2nd Quarter)
*	For periods prior to the date Class IA shares commenced operations (March 30, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.91% (2007 4th Quarter)	–2.36% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/PIMCO Ultra Short Bond Portfolio — Class IA Shares**	%	%	%
EQ/PIMCO Ultra Short Bond Portfolio — Class IB Shares	%	%	%
3-Month Libor Index†,††	%	%	%
Barclays Capital U.S. TIPS Index†	%	%	%
**	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective May 1, 2009, the Portfolio changed its benchmark from the Barclays Capital U.S. TIPS Index to the 3-Month Libor Index. The Portfolio changed its benchmark because the Manager believes that the 3-Month Treasury Bill reflects more closely the securities and sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/PIMCO Ultra Short Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Fee Waiver/Expense Reimbursement*	%	%
Net Annual Portfolio Operating Expenses	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example

156	About the investment portfolios	EQ Advisors Trust

is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2008, assets under management were $747 billion.

Mihir Worah, Executive Vice President, is responsible for the day-to-day management of the Portfolio. Mr. Worah is also a portfolio manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team and has been a Portfolio Manager since 2005.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	157

Fixed Income Portfolios (continued)

EQ/Quality Bond PLUS Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with moderate risk to capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities that are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s Investor Services, Inc. (“Moody’s) or BBB by Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”)), or unrated, fixed income securities that the Adviser determines to be of comparable quality. The Portfolio also seeks to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s and S&P or Fitch). In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Portfolio’s assets normally are allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio tracks the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio invests in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio also may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable rebalances each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion of the Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser’s assessment of prospective cyclical changes even if such action may adversely affect current income. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The Active Allocated Portion of the Portfolio may invest in USD and Non-USD denominated foreign securities, including those of both developed and developing countries. Developing countries are defined as middle and low-income economies as classified by the World Bank. The Active Allocated Portion of the Portfolio may also make use of various other investment strategies, including zero coupon and pay-in-kind securities, collateralized mortgage obligations, asset-backed securities, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Active Allocated Portion of the Portfolio may also, to a limited extent, use derivatives, including purchasing put and call options and writing covered put and call options on securities it may purchase.

The Index Allocated Portion of the Portfolio seeks to track the performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) with minimal tracking error. The Aggregate Bond Index covers the dollar denominated investment-grade, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, MBS passthrough securities (including hybrid ARMs as of April 1, 2007), asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rates a security, the rating must be investment grade. The bond also must be dollar-denominated and non-convertible.

The Adviser selects the Index Allocated Portion’s investments by a “sampling” strategy. Specifically, the Adviser invests in a representative sample of securities from each broad segment of the Aggregate Bond Index, such as government bonds, mortgages, and corporate issues that represent key index characteristics. In particular, the Adviser will focus on such characteristics as interest rate sensitivity, credit quality, and sector diversification, although other characteristics also are reflected. The Index Allocated Portion’s holdings will normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers. Generally, the Index Allocated Portion attempts to have a correlation between its performance and that of the Aggregate Bond Index of approximately 0.95 before expenses. A correlation of 1.00 would mean that the Index Allocated Portion and the Index were perfectly correlated.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in

158	About the investment portfolios	EQ Advisors Trust

the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.” In addition, more information about investing in ETFs and the related risks is included in the section entitled “More Information on Investing in ETFs.”

•	Convertible Securities Risk

•	Derivatives Risk

•	ETF Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon and Pay-in Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Multiple Adviser Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to December 1, 2008 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities managed by a single Adviser. Following the investment strategy change, the Portfolio’s assets are managed by three investment advisers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to December 1, 2008.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Quality Bond Portfolio) advised by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Quality Bond Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
4.57% (2001 3rd Quarter)	–2.37% (2004 2nd Quarter)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
4.49% (2001 3rd Quarter)	–2.39% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	159

Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Quality Bond PLUS Portfolio — Class IA Shares	%	%	%
EQ/Quality Bond PLUS Portfolio — Class IB Shares	%	%	%
Barclays Capital U.S. Aggregate Bond Index†	%	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Quality Bond PLUS Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses*	%	%
Total Annual Portfolio Operating Expenses	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	Other expenses have been restated to reflect current fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion. As of December 31, 2008, AXA Equitable had approximately $         billion in assets under management.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and assisted in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas is responsible for assisting in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105 managers the Active Allocated Portion of the Portfolio. AllianceBernstein has been an Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $     billion in assets under management.

The management of and investment decisions for the Active Allocated Portion of the Portfolio are made by the U.S.: Core Fixed Income Team, comprised of senior Core Fixed Asset Team members. The Core Fixed

160	About the investment portfolios	EQ Advisors Trust

Asset Team relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. While all members of the team work jointly to determine the majority of the investment strategy, including security selection for the firm’s U.S.: Core Fixed Income accounts, Greg Wilensky, Senior Vice President and Portfolio Manager — US Core and Absolute Return Team at AllianceBernstein, is primarily responsible for the day-to-day management of, and has oversight and trading responsibilities for, the Active Allocated Portion of the Portfolio. Mr. Wilensky is a member of the US Core and Absolute Return Team and also manages US Inflation Linked Securities Portfolios. Mr. Wilensky has been responsible for the firm’s stable value business since 1998. He joined AllianceBernstein in 1996 as a Vice President in Portfolio Management and has had portfolio management responsibilities with AllianceBernstein for the past eleven years.

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111 and manages the Index Allocated Portion of the Portfolio. SSgA FM, is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $     billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Index Allocated Portion of the Portfolio is managed by the SSgA Passive Fixed Income Team. Portfolio managers John Kirby and Mike Brunell are jointly and primarily responsible for the day-today management of the Portfolio.

John Kirby is a Principal of SSgA FM and a Vice President of SSgA. Mr. Kirby is the head of the firm’s Fixed Income Index team and has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby’s responsibilities include risk management and product development.

Mike Brunell is a Principal of SSgA FM and SSgA. Mr. Brunell has been a member of the Fixed Income Index team since 2004. In his current role as part of the Beta solutions group, Mr. Brunell is responsible for developing and managing funds against a variety of conventional and custom bond index strategies, including fixed income exchange traded funds, which were established in 2007. Prior to joining the investment group, Mr. Brunell was responsible for managing the US Bond Operations team, which he had been a member of since 1997.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	161

Fixed Income Portfolios (continued)

EQ/Short Duration Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve current income with reduced volatility of principal.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

The Portfolio intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” by Moody’s Investor Services, Inc. or Standard & Poor’s Corporation in its portfolio. The Portfolio focuses primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers.

The Portfolio seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years. The Portfolio may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the Portfolio will range from one to four years. The Portfolio may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The Portfolio may also engage in risk management techniques, including, to a limited extent, futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the Portfolio’s exposure to investment risks.

In choosing investments, the Adviser searches for the best values on securities that meet the Portfolio’s credit and maturity requirements. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Short Duration Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Short Duration Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA*

Best quarter (% and time period)	Worst quarter (% and time period)
1.99% (2006 3rd Quarter)	–0.79% (2004 2nd Quarter)
*	For periods prior to the date the Class IA shares commenced operations (June 9, 2005), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.

162	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
1.89% (2006 3rd Quarter)	–0.79% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Short Duration Bond Portfolio — Class IA Shares**	%	%	%
EQ/Short Duration Bond Portfolio — Class IB Shares	%	%	%
Barclays Capital 1-3 year Government Credit Index†	%	%	%
**	For periods prior to the date the Class IA shares commenced operations (June 9, 2005), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Short Duration Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	%	%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	%	%
Total Annual Portfolio Operating Expenses	%	%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2008, BlackRock Financial and its affiliates had approximately $     trillion in assets under management.

The management of and investment decisions for the EQ/Short Duration Bond Portfolio are made by Scott Amero, Curtis Arledge, Thomas Musmanno and Stuart Spodek, who are jointly and primarily responsible for the day-to-day management of the Portfolio.

Scott Amero is a Vice Chairman and BlackRock’s Global Chief Investment Officer for Fixed Income since December 2007. Mr. Amero also serves as and co-head of the Fixed Income Portfolio Management Group for more than ten years. Prior thereto he was a Managing Director since 1990. He is a member of BlackRock’s Executive, Operating and Management committees and Chairman of its Fixed Income Investment Strategy Group. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in fixed income securities.

Curtis Arledge, Managing Director of BlackRock and co-head of its U.S. Fixed Income Portfolio Management Team since July 1, 2008. Prior to joining BlackRock, Mr. Arledge was a Managing Director and head of the Fixed Income Division at Wachovia Corp. for the past twelve years.

Thomas Musmanno, CFA a Director BlackRock since 2006. He co-manages the short duration and LIBOR Plus Portfolios. Mr. Musmanno was a Director of Merrill Lynch Investment Management (“MLIM”) from 2004 to 2006, and a portfolio manager with MLIM from 1996-2006.

Stuart Spodek, Managing Director since 2002 and co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management

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Fixed Income Portfolios (continued)

Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments, and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

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2. More information on risks and benchmarks

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio or portion thereof invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk: The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio or portion thereof may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a Portfolio or portion thereof. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser or Manager, as applicable, the consideration to be earned from such loans would justify the risk.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Manager or the Adviser(s) for each Portfolio or portion thereof, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio or portion thereof may not perform as well as other securities that were not selected for the Portfolio or portion thereof. As a result the Portfolio or portion thereof may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios – The Principal Risks,” a particular Portfolio may be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Banking Industry Sector Risk. To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio or portion thereof is called for redemption, the Portfolio or portion thereof will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s or portion thereof’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a

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significant impact on a Portfolio’s or portion thereof’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio or portion thereof also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio or portion thereof uses a derivative security for purposes other than as a hedge, that Portfolio or portion thereof is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Exchange Traded Funds Risk: When a Portfolio or portion thereof invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a Portfolio or portion thereof invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs may also change their investment objectives or policies without the approval of the Portfolio or portion thereof. If that were to occur, the Portfolio or portion thereof might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio or portion thereof. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio or portion thereof that invests in such an ETF could be adversely impacted.

Net Asset Value Risk.  The market price of an Underlying ETF may be different from its NAV (i.e., the Underlying ETF may trade at a at a discount or premium to its NAV). The performance of a portfolio could be adversely impacted.

Passive Investment Risk.  Most ETFs are not actively managed. Each Underlying ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the Underlying ETFs do not change their investment strategies to respond to changes in the economy. This means that an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Tracking Error Risk: Imperfect correlation between each Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause and Underlying ETF’s performance to not match the performance of its index.

Underlying ETF Management Risk: No Underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each Underlying ETF may not produce the intended results.

Valuation Risk: The risk that an Underlying ETF has valued certain securities at a higher price than it can sell them for.

Inactive Market Risk: Although the Underlying ETFs are listed for trading on national securities exchanges and certain foreign

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exchanges, there can be no assurance that an active trading market for the shares of the Underlying ETFs will develop or be maintained. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

An Underlying ETF may be subject to certain additional risks as discussed in its iShares Prospectus.

Financial Services Sector Risk. To the extent a Portfolio invests in the financial services sector, the value of a Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing in a diversified portfolio of securities.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. The risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. In addition, the principal on asset-backed securities may be prepaid at any time, which will reduce the yield and market value. When interest rates are declining, there are usually more prepayments of loans as borrowers are motivated to pay off debt and refinance at new lower rates, which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions.

If a Portfolio purchases asset-backed securities that are “subordinated” to other interests in the same pool of assets, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. In addition, instability in the markets for asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Fitch or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than

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that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Mortgage-Backed Securities Risk: The risk that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a Portfolio purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios or portions thereof that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s or portion’s net asset value.

Foreign Securities Risk: A Portfolio’s or portion thereof’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s or portion’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s or portion’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio or portion thereof may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or

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receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s or portion thereof’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts: A Portfolio or portion thereof may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (“GDRs”) (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio or portion thereof may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio or portion thereof investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition, certain markets in which the Portfolios or portions thereof may invest are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s or portion thereof’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio or portion thereof to carry out transactions. If a Portfolio or portion thereof cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio or portion thereof cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio or portion thereof could be liable for any losses incurred.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Index-Fund Risk: The EQ/AllianceBernstein Common Stock, EQ/Bond Index, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond Index, EQ/Mid Cap Index, EQ/Small Company Index, EQ/Large Cap Growth Index, and EQ/Large Cap Value Index Portfolios and the Index Allocated Portions of the PLUS Portfolios invest in the securities included in the relevant index or a representative sample of securities regardless of market trends. These Portfolios and the Index Allocated Portions of the PLUS Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although each of these Portfolios (or portions thereof) attempts to closely track its benchmark index, the Portfolio (or portion thereof) may not invest in all of the securities in the index.

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Therefore, there can be no assurance that performance of the Portfolio (or portion thereof) will match that of the benchmark index. Also, each Portfolio’s (or portion’s) returns, unlike those of the benchmark index, are reduced by the fees and operating expenses of the Portfolio.

Initial Public Offering (“IPO”) Risk: A Portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a Portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A Portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the Portfolio will receive an allocation of shares. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as those Portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Company Securities Risk: A Portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the Portfolio level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Loan Participation and Assignments Risk. A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable as a co-lender.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Multiple Adviser Risk. The PLUS Portfolios employ more than one Adviser. Each Adviser independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser manages its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio.

Non-Diversification Risk: The EQ/GAMCO Mergers and Acquisitions Portfolio, the EQ/Marsico Focus Portfolio and the EQ/Van Kampen Real Estate Portfolio are classified as “non-diversified” investment companies, which means that the proportion of each Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each such Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of such a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which such a Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

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Portfolio Turnover Risk: The Portfolios and portions thereof do not restrict the frequency of trading to limit expenses. The Portfolios and portions thereof may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio or portion thereof and its shareholders, which would reduce investment returns.

Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Short Sales Risk: A Portfolio may sell a security short by borrowing it from a third party and selling it at the then-current market price. A Portfolio is then obligated to buy the security on a later date so it can be returned to the lender. Short sales, therefore, involve the risk that the Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which the Portfolio previously sold the security short. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Portfolio’s potential loss on a long position arises from decreases in the value of the security and, therefore, such loss is limited by the fact that a security’s value cannot drop below zero.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s or portion thereof’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that an Adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than an Adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return.

Unseasoned Companies Risk: These are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” is compared to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

Barclays Capital U.S. Intermediate Government Bond Index is an unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Barclays Capital U.S. Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt securities including government and corporate securities with maturities between one and ten years.

Barclays Capital U.S. High Yield Index (“High Yield Index”) is an unmanaged index that covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging Markets (e.g. Argentina, Brazil, Venezuela, etc) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations.

Barclays Capital Long Government/Credit Bond Index is an unmanaged benchmark representing the long-term, investment-grade U.S. bond market.

Barclays Capital U.S. TIPS Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities Market.

Barclays Capital 1-3 Year Government Credit Index is an unmanaged index that represents all U.S. Treasury and agency securities with maturities ranging from 1-3 years.

Merrill Lynch Global Broad Market Index ex U.S. is an unmanaged index that tracks the performance of investment grade public debt issued in the major domestic and eurobond markets, including “global” bonds, but excluding the U.S. dollar-denominated securities.

Merrill Lynch U.S. High Yield Master Cash Pay Only Index is an unmanaged index that measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date.

The Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index (“3-Month Libor Index”) tracks the performance of a synthetic asset paying Libor to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and without coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current fixing rate) and rolled into a new instrument.

MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE Index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. The MSCI EAFE Index returns assume dividends are reinvested net of withholding taxes and do not reflect any fees or expenses.

MSCI EAFE Growth Index is an unmanaged index comprised of 21 MSCI country indices representing stocks from companies in developed markets outside of North America (i.e. Europe, Australasia and the Far East) having growth investment style characteristics.

MSCI EMF (Emerging Markets Free) Gross Dividend IndexSM (“MSCI EMF”) is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 25 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland,

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Russia, South Africa, Taiwan, Thailand and Turkey. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

MSCI ACW (All Country World) Index ex. U.S. Growth is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets (excluding the U.S.) and 25 emerging markets, and has growth style characteristics.

MSCI World Index is an unmanaged index considered representative of stock markets of developed countries.

FTSE NAREIT Equity REIT Index measures the performance of commercial real estate space across the U.S. economy.

Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 90% of the total market capitalization of the Russell 3000.

Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 10% of the total market capitalization of the Russell 3000.

Russell 2000® Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index (“Russell 2500”) is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 20% of the total market capitalization of the Russell 3000.

Russell 2500™ Growth Index is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2500™ Value Index is an unmanaged index which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index (“Russell Mid Cap”) is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents about 31% of the total market capitalization of the Russell 1000.

Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Index (referred to here in as “Standard & Poor’s 500 Index” or “S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”) is an unmanaged weighted index of 400 domestic stocks chosen for market size (general median market capitalization range of $1.5 billion to $5.5 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

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3. More information on investing in ETFs

Generally, under the 1940 Act, the Portfolios may not acquire shares of another investment company (including ETFs and other registered investment companies) if, immediately after such acquisition, a Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. Generally, the Portfolios, other than the PLUS Portfolios, do not intend to invest beyond these limits. As noted in the section “About the Investment Portfolios,” each PLUS Portfolio intents to invest a portion of its assets in Underlying ETFs and may invest in Underlying ETFs beyond the limits set forth in the 1940 Act. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the PLUS Portfolios) in excess of the above limits. The PLUS Portfolios’ ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the PLUS Portfolios take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such an exemptive order to the ETFs in which the PLUS Portfolios may invest (iShares Trust and iShares, Inc.), which permits investment companies (such as the PLUS Portfolios) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the order, the PLUS Portfolios generally may acquire up to 25% of the assets of an Underlying ETF.

The Manager will waive fees otherwise payable to it by a PLUS Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an Underlying ETF pursuant to Rule 12b-1 under the 1940 Act) received from an Underlying ETF by the Manager, or an affiliated person of the Manager, in connection with the investment by a PLUS Portfolio in the Underlying ETF. With respect to registered separate accounts that invest in a PLUS Portfolio, no sales load will be charged at the Portfolio level or at the Underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Portfolio level or at the Underlying ETF level, not both. With respect to other investments in a PLUS Portfolio, any sales charges and/or service fees charged with respect to shares of a Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of the FINRA.

To the extent other ETFs obtain similar exemptive relief from the SEC, a PLUS Portfolio may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If such relief is granted by the SEC, a PLUS Portfolio may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limits of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent a PLUS Portfolio from allocating its investments in the manner that the Manager considers optimal. As noted above, each PLUS Portfolio invests a portion of its assets in the Underlying ETFs. Accordingly, the ETF Allocated Portfolio of a PLUS Portfolio’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.

General Investment Risks of Underlying ETFs: Each Underlying ETF is subject to the following general risks. Information regarding additional principal risks specific to each Underlying ETF is listed in the following section entitled “Information regarding the underlying ETFs.” Additional information regarding these risks is available in the section entitled “More Information on Risks and Benchmarks” and in the relevant iShares’ Prospectus.

Risks for International ETFs

Asset Class Risk

Concentration Risk

Foreign Securities/Investments Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

Valuation Risk

Risks for Domestic ETFs

Asset Class Risk

Management Risk

Market Risk

Market Trading Risks

Passive Investments Risk

Secondary Market Trading Risk

Tracking Error Risk

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Information Regarding the Underlying ETFs

Below is a list of the Underlying ETFs in which the PLUS Portfolios currently may invest. The Underlying ETFs in which the PLUS Portfolios may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Japan Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Japan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index

•  Asian Economic Risk

•  Currency Risk

•  Custody Risk

•  Geographic Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Security Risk

•  Structural Risks

•  U.S. Economic Risk

iShares® MSCI EAFE Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index was developed as an equity benchmark for international stock performance. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Non-Diversification Risk • Security Risk
iShares® MSCI EAFE Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the growth style. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Growth Securities Risk • Non-Diversification Risk • Security Risk
iShares® MSCI EAFE Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI EAFE Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the value style. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Geographic Risk • Non-Diversification Risk • Security Risk • Value Securities Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Pacific ex-Japan Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as represented by the MSCI Pacific ex-Japan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Asian Economic Risk • Currency Risk • Custody Risk • Interdependence Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Reliance on Exports Risk • Security Risk • Trading Risk
iShares® S&P Europe 350 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Europe 350 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Security Risk
iShares® S&P Latin America 40 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s Latin America 40 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk
iShares® MSCI Canada Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Canadian market, as represented by the MSCI Canada Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Commodity Exposure Risk • Currency Risk • Custody Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk • Structural Risks • Trading Risk • U.S. Economic Risk
iShares® MSCI Emerging Markets Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or in ADRs and GDRs representing such securities. The fund uses a representative sampling strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Securities Market Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Hong Kong Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Hong Kong market, as represented by the MSCI Hong Kong Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Asian Economic Risk • Currency Risk • Custody Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Reliance on Exports Risk • Security Risk • Trading Risk • U.S. Economic Risk
iShares® MSCI Singapore Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Singapore Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Asian Economic Risk

•  Currency Risk

•  Custody Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance of Exports Risk

•  Structural Risks

•  Trading Risk

iShares® FTSE/Xinhua China 25 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the FTSE/Xinhua China 25 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk
iShares MSCI Australia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australian market, as represented by the MSCI Australia Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Asian Economic Risk

•  Commodity Exposure Risk

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Security Risk

•  Trading Risk

•  U.S. Economic Risk

iShares MSCI France Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Agriculture Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Germany Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

iShares MSCI Malaysia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Malaysian market, as measured by the MSCI Malaysia Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Malaysian Market
ishares ® MSCI Netherlands Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Investable Market Index.	The Fund will normally invest at least 80% of its assets in the securities of its Underlying index and ADRs based on securities of its Underlying Index. The Fund uses a representative sampling indexing strategy to try to achieve the Fund’s investment objective.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Geographic Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

iShares MSCI South Africa Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Custody Risk • Emerging Markets Risk • Issuer Risk • Legal Enforcement Risk • Non-Diversification Risk • Security Risk • Structural Risks • Trading Risk
iShares MSCI South Korea Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Asian Economic Risk

•  Currency Risk

•  Custody Risk

•  Emerging Market Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Structural Risks

•  Trading Risk

•  U.S. Economic Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Spain Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

iShares MSCI Taiwan Index Fund	Seeks investment results that correspond generally to the price and yield performance of the MSCI Taiwan Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Asian Economic Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Geographic Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

iShares MSCI Thailand Investable Market Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the MSCI Thai Investable Market Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Turkish Market
iShares MSCI Turkey Investable Market Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the MSCI Turkey Investable Market Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Turkish Market
iShares MSCI United Kingdom Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The fund uses a representative sampling strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Structural Risks

•  Trading Risk

•  U.S. Economic Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Brazil Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI Brazil Index.	The fund generally invests at least 95% of its assets in the securities of its underlying index and in ADRs based on securities in such underlying index. The Fund uses a representative sampling indexing strategy to try to track the index.

•  Central and South American Economic Risks

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Risks of Privatization Results

•  Structural Risks

•  Trading Risk

iShares MSCI Italy Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to try to track the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union

•  Security Risk

•  Structural Risks

•  Trading Risk

iShares MSCI Mexico Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the Mexican market, as represented by the MSCI Mexico Investable Market Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the Fund.

•  Central and South American Economic Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Security Risk

•  Structural Risks

•  Trading Risk

•  U.S. Economic Risk

iShares MSCI BRIC Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI BRIC Index.

The fund will invest at least 80% of its assets in securities of its underlying index and in depositary receipts representing such securities. The underlying index is designed to measure the combined equity market performance in Brazil, Russia, India and China.

The Fund uses a representative sampling indexing strategy to try to track the index.

•  Asian Economic Risk

•  Central and South American Regional Economic Risk

•  Commodity Exposure Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  European Economic Risk

•  Geographic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risks of Privatization Results

•  Security Risk

•  Structural Risks

•  U.S. Economic Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Austria Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Austrian market, as represented by the MSCI Austria Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union

•  Security Risk

•  Trading Risk

iShares MSCI Belgium Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Investable Market Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Lack of Natural Resources Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Risk of Uncertainty of European Union

•  Security Risk

•  Trading Risk

iShares MSCI Sweden Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index.	The fund will at all times invest at least 80% of its assets in the securities of its underlying index and ADRs based on securities of such underlying index. The Fund uses a representative sampling indexing strategy to manage the index.

•  Commodity Exposure Risk

•  Currency Risk

•  Custody Risk

•  European Economic Risk

•  Issuer Risk

•  Legal Enforcement Risk

•  Non-Diversification Risk

•  Reliance on Exports Risk

•  Security Risk

•  Structural Risk

•  Trading Risk

iShares S&P/TOPIX 150 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s/TOPIX 150 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The underlying index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The fund uses a representative sampling strategy to try to track the index.	• Geographic Risk • Legal Enforcement Risk • Non-Diversification Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	181

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Morningstar Mid Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® Morningstar Mid Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Growth Investing Risk • Mid-Cap Company Risk
iShares® Morningstar Mid Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Mid Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk
iShares® Russell Midcap Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the 800 smallest companies in the Russell 1000 Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® Russell Midcap Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 54% of the total market value of the Russell Midcap Index.	• Concentration Risk • Mid-Cap Company Risk • Growth Investing Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Russell Midcap Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell Midcap Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 46% of the total market value of the Russell Midcap Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk
iShares® S&P MidCap 400 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s MidCap 400 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk
iShares® S&P MidCap 400 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P MidCap 400/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Growth Investing Risk
iShares® S&P MidCap 400 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P MidCap 400/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Mid-Cap Company Risk • Value Investing Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® NYSE 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the NYSE U.S. 100 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE.	• Concentration Risk
iShares® Russell 1000 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents the approximately 1,000 largest companies in the Russell 3000 Index.
iShares® Russell 1000 Growth Index Fund	Seeks investment returns that correspond generally to the price and yield performance of the Russell 1000 Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 51% of the total market value of the Russell 1000 Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® Russell 1000 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Russell 1000 Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index represents approximately 50% of the total market value of the Russell 1000 Index.	• Value Investing Risk

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Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® S&P 500 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 500 Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of the large-capitalization sector of the U.S. equity market.
iShares® S&P 500 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Growth Investing Risk • Non-Diversification Risk
iShares® S&P 500 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the S&P 500/Citigroup Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Value Investing Risk
iShares® S&P 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Standard & Poor’s 100 Index.	The fund uses a representative sampling strategy in seeking to track the Index. The index measures the performance of a subset of the S&P 500 Index consisting of blue chip stocks from diverse industries.	• Non-Diversification Risk
iShares® Morningstar Large Core Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Core Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the Index.	• Concentration Risk • Non-Diversification Risk

EQ Advisors Trust	More information on investing in ETFs and the Underlying ETFs	185

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Morningstar Large Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Growth Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Growth Investing Risk • Non-Diversification Risk
iShares Morningstar Large Value Index Fund	Seeks investment results that correspond generally to the price and yield performance of the Morningstar Large Value Index.	The fund generally invests at least 90% of its assets in the securities of its underlying index or ADRs or other depositary receipts representing securities in such underlying index. The fund uses a representative sampling strategy in seeking to track the index.	• Concentration Risk • Non-Diversification Risk • Value Investing Risk
iShares Dow Jones U.S. Healthcare Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Healthcare Sector Risk • Issuer Risk • Non-Diversification Risk • Small-Capitalization Companies Risk
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment and Services Index.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Issuer Risk • Non-Diversification Risk • Oil Equipment and Services Sector Risk • Small-Capitalization Companies Risk
iShares S&P North American Technology Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector Index™.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Non-Diversification Risk • Technology Sector Risk
iShares S&P North American Technology — Software Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology — Software Index™.	The Fund uses a representative sampling strategy to try to track the index.	• Concentration Risk • Non-Diversification Risk • Technology Sector Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

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4. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About the Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among sixty-nine (69) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA and Class IB shares of fifty-six (56) Portfolios. Each Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios. With respect to the PLUS Portfolios, the Manager is responsible for, among other things, determining the asset allocation range for the Portfolios, selecting and monitoring the Advisers for the Portfolios, advising the ETF Allocated Portions of the Portfolios (including selecting Underlying ETFs in which the Portfolios invest) and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. With respect to the Trust’s other Portfolios, the Manager’s management responsibilities include the selection and monitoring of Advisers for the Portfolios.

The Manager plays an active role in monitoring each Portfolio (or portion thereof) and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ or portion thereof’s investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio (or portion thereof) and Adviser performance and Portfolio (or portion thereof) operations that is used to supervise and monitor the Advisers and the Portfolio (or portion thereof) operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio (or portion thereof) performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios (or portions thereof). The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also may allocate a Portfolio’s assets to additional Advisers subject to the approval of the Trust’s Board of Trustees and has discretion to allocate each Portfolio’s assets among a Portfolio’s current Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers.

The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an Affiliated Adviser, such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2008 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2008 in accordance with the provisions of the Expense Limitation Agreement, as defined below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2008

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/AllianceBernstein Common Stock	%	N/A
EQ/AllianceBernstein International	%	%
EQ/AllianceBernstein Small Cap Growth	%	N/A
EQ/Ariel Appreciation II	%	%

EQ Advisors Trust	Management of the Trust	187

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/AXA Rosenberg Value Long/Short Equity	%	0.00%
EQ/AXA Franklin Income Core	%	%
EQ/AXA Franklin Small Cap Value Core	%	%
EQ/AXA Mutual Shares Core	%	%
EQ/AXA Templeton Growth Core	%	%
EQ/BlackRock Basic Value Equity	%	0.00%
EQ/BlackRock International Value	%	0.00%
EQ/Bond Index	%	%
EQ/Boston Advisors Equity Income	%	%
EQ/Calvert Socially Responsible	%	%
EQ/Capital Guardian Growth	%	%
EQ/Capital Guardian Research	%	%
EQ/Caywood-Scholl High Yield Bond	%	%
EQ/Core Bond Index	%	0.00%
EQ/Davis New York Venture	%	0.00%
EQ/Equity 500 Index	%	N/A
EQ/Evergreen Omega	%	0.00%
EQ/Focus PLUS	%	%
EQ/GAMCO Mergers and Acquisitions	%	0.00%
EQ/GAMCO Small Company Value	%	0.00%
EQ/Global Bond PLUS	%	%
EQ/Global Multi-Sector Equity	%	%
EQ/Government Securities	%	0.00%
EQ/Intermediate Government Bond Index	%	N/A
EQ/International Core PLUS	%	%
EQ/International Growth	%	0.00%
EQ/JPMorgan Value Opportunities	%	%
EQ/Large Cap Core PLUS	%	%
EQ/Large Cap Growth Index	%	%
EQ/Large Cap Growth PLUS	%	%
EQ/Large Cap Value Index	%	%
EQ/Large Cap Value PLUS	%	%
EQ/Long Term Bond	%	0.00%
EQ/Lord Abbett Growth and Income	%	%
EQ/Lord Abbett Large Cap Core	%	%
EQ/Lord Abbett Mid Cap Value	%	%
EQ/Marsico Focus	%	%
EQ/Mid Cap Index	%	%
EQ/Mid Cap Value PLUS	%	%
EQ/Money Market	%	N/A
EQ/Montag & Caldwell Growth	%	N/A
EQ/Mutual Shares	%	%
EQ/Oppenheimer Global	%	%
EQ/Oppenheimer Main Street Opportunity	%	%
EQ/Oppenheimer Main Street Small Cap	%	%
EQ/PIMCO Real Return	%	%
EQ/Quality Bond PLUS	%	N/A
EQ/Short Duration Bond	%	0.00%
EQ/Small Company Index	%	0.00%
EQ/T. Rowe Price Growth Stock	%	%
EQ/UBS Growth and Income	%	%
EQ/Van Kampen Comstock	%	%
EQ/Van Kampen Mid Cap Growth	%	%
EQ/Van Kampen Real Estate	%	%

During fiscal year 2008, the Manager agreed to reduce the contractual management fees for certain Portfolios. The following table shows the contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the EQ/AllianceBernstein Common Stock Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio and EQ/Mid Cap Index Portfolio.

Portfolio	Management Fee
EQ/AllianceBernstein Common Stock	0.350%
EQ/Large Cap Growth Index	0.350%
EQ/Large Cap Value Index	0.350%
EQ/ Mid Cap Index	0.350%

The following table shows the contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the Portfolios listed.

Portfolio	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Large Cap Value PLUS	0.500%	0.450%	0.425%	0.400%	0.375%

	First $4 Billion	Next $4 Billion	Thereafter
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%

Effective May 1, 2009, the Manager agreed to reduce the contractual management fees for certain Portfolios. The following table shows the contractual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) payable by the Portfolios listed in the table.

Portfolio	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AXA Franklin Income Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/AXA Templeton Growth Core	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/AXA Mutual Shares Core	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/AXA Franklin Small Cap Value Core	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/AXA Global Multi-Sector Equity	0.750%	0.700%	0.675%	0.650%	0.625%

Portfolio	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Focus Plus	0.500%	0.450%	0.425%	0.400%	0.375%
	First $4 Billion	Next $4 Billion			Thereafter
Global Bond PLUS	0.550%	0.530%	—	—	0.510%

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The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, except certain excluded Portfolios, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain Portfolios noted below), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio, the Crossings Allocation Portfolios the EQ/AXA Franklin Income Core Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/AXA Mutual Shares Core Portfolio, the EQ/AXA Mutual Shares Core Portfolio, the EQ/AXA Templeton Growth Core Portfolio, the EQ/Global Multi-Sector Equity Portfolio, and the PLUS Portfolios. Each of the excluded portfolios, other than the PLUS Portfolios, pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000. Each PLUS Portfolio pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreements with AXA Equitable and the investment advisory agreements with the Advisers with respect to the Portfolios is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2008.

Expense Limitation Agreement

In the interest of limiting through April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Portfolio invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed the following respective expense ratios:

Expense Limitation Provisions

	Total Expenses Limited to (% of daily net assets)
Portfolios	Class IA Shares	Class IB Shares
EQ/AllianceBernstein International	0.90%	1.15%
EQ/Ariel Appreciation II	0.90%	1.15%
EQ/AXA Franklin Income Core	%	%
EQ/AXA Franklin Small Cap Value Core	%	%
EQ/AXA Mutual Shares Core	%	%
EQ/AXA Rosenberg Value Long/Short Equity*	1.74%	1.99%
EQ/AXA Templeton Growth Core	%	%
EQ/BlackRock International Value†	1.05%	1.30%
EQ/Bond Index	0.45%	0.70%
EQ/Boston Advisors Equity Income	0.80%	1.05%
EQ/Calvert Socially Responsible	0.90%	1.15%
EQ/Capital Guardian Growth†	0.70%	0.95%
EQ/Capital Guardian Research	0.72%	0.97%
EQ/Caywood-Scholl HighYield Bond	0.80%	1.05%
EQ/Evergreen Omega†	0.90%	1.15%
EQ/Focus PLUS	%	%
EQ/Government Securities	0.75%	1.00%
EQ/International Core PLUS	0.85%	1.10%
EQ/JPMorgan Value Opportunities†	0.75%	1.00%
EQ/Large Cap Core PLUS†	0.75%	1.00%
EQ/Large Cap Growth Index	0.80%	1.05%
EQ/Large Cap Growth PLUS	0.75%	1.00%
EQ/Large Cap Value Index	0.75%	1.00%
EQ/Large Cap Value PLUS	0.75%	1.00%
EQ/Lord Abbett Growth and Income	0.75%	1.00%
EQ/Lord Abbett Large Cap Core	0.75%	1.00%
EQ/Lord Abbett Mid Cap Value	0.80%	1.05%
EQ/Mid Cap Index	0.85%	1.10%
EQ/Mid Cap Value PLUS†	0.80%	1.05%
EQ/Montag & Caldwell Growth	0.95%	1.20%
EQ/Oppenheimer Global	1.10%	1.35%
EQ/Oppenheimer Main Street Opportunity	1.05%	1.30%
EQ/Oppenheimer Main Street Small Cap	1.05%	1.30%
EQ/PIMCO Real Return	0.70%	0.95%
EQ/T.Rowe Price Growth Stock	0.95%	1.20%
EQ/UBS Growth and Income	0.80%	1.05%
EQ/Van Kampen Comstock	0.75%	1.00%
EQ/Van Kampen MidCap Growth	0.85%	1.10%
EQ/Van Kampen Real Estate	1.01%	1.26%
*	Reflects contractual limitations by the Manager to waive and/or bear certain expenses, excluding dividends and interest on securities sold short.

The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years (or five years for certain Portfolios, as indicated by a “†” in the above table) of the payment or waiver being

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made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Legal Proceedings Relating to the Advisers

AllianceBernstein L.P.

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s subsidiaries conduct business. Accordingly, from time to time, regulators contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

Pending Litigation

1. Market Timing Litigation.  On October 2, 2003, a complaint (Hindo v. Alliance Capital Management L.P., et al.) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false and misleading. Numerous additional lawsuits making factual allegations generally similar to those in Hindo were later filed in federal and state court, including a lawsuit by the State of West Virginia. In February 2004, all of the pending actions were transferred to the United States District Court for the District of Maryland. In September 2004, plaintiffs filed consolidated amended class action complaints with respect to four types of claim against the firm and other defendants — mutual fund shareholder claims, mutual fund derivative claims, ERISA claims by participants in the firm’s profit sharing plan, and derivative claims brought on behalf of AllianceBernstein Holding L.P. In general terms, these lawsuits allege facts similar to those in the Hindo complaint, and assert claims under the Securities Act and Exchange Act, as well as claims under the 1940 Act, the Employee Retirement Income Security Act of 1974 and common law. They seek unspecified damages. AllianceBernstein has moved to dismiss the consolidated complaints.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

* * *

At the present time, AllianceBernstein is unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, AllianceBernstein conducts a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, AllianceBernstein records an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss — an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and AllianceBernstein is able to indicate an estimate of the possible loss or range of loss, AllianceBernstein discloses that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plaintiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Pending Regulatory Matters

1. Mutual Fund Trading Matters.  Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement

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submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

On February 10, 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). Both Information Requests require AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in our sponsored mutual funds. AllianceBernstein responded to the Information Requests and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. On January 25, 2006, AllianceBernstein and several unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined our petition for appeal. On September 22, 2006, AllianceBernstein filed an answer and motion to dismiss the Summary Order with the Securities Commissioner. AllianceBernstein intends to vigorously defend against the allegations in the Summary Order.

2. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the 1940 Act by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions. The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005, and Form 10-Q for the quarter ended September 30, 2006. If you would like additional information concerning any of these matters, or any other matters, please let us know.

Caywood-Scholl Capital Management LLC (“Caywood-Scholl”)

A number of affiliates of Caywood-Scholl have been named as defendants in various lawsuits and regulatory proceedings alleging improper “market timing” and “revenue sharing” arrangements. The “market timing” actions generally allege that the defendants allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the defendants in violation of the funds stated restrictions on “market timing” or that the defendants failed to disclose such alleged arrangements to the funds’ shareholders. The revenue sharing actions generally allege that fund assets were inappropriately used to pay brokers to promote the funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders.

Although Caywood-Scholl has never been named as a defendant in any such proceeding, under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against any of the named defendants, they and their affiliates (including Caywood-Scholl) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser for any registered investment company. If a court injunction were issued against an affiliate of Caywood-Scholl in any proceeding, Caywood-School would seek exemptive relief under Section 9(c) with respect to that proceeding, although there is no assurance that such exemptive relief would be granted.

Caywood-Scholl was recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain clients of Caywood-Scholl and Caywood-Scholl itself are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolio. However, Caywood-Scholl

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believes that these matters are not likely to have a material adverse effect on the Portfolio or on Caywood-Scholl’s ability to perform its investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are material.

Evergreen Investment Management Company LLC (“EIMC”)

The Evergreen funds, Evergreen Investment Management Company, LLC (“EIMC”) and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits. In addition, certain Evergreen funds, EIMC and certain of EIMC’s affiliates are currently, and may in the future be, subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC and Evergreen Investment Services, Inc., an affiliate of EIMC and the principal underwriter for the Evergreen funds, concerning alleged issues surrounding the drop in net asset value of the Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the EQ/Evergreen Omega Portfolio or the EQ/Evergreen International Bond Portfolio. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen funds could result in reduced sales or increased redemptions of Portfolio shares, which could increase Portfolio fund transaction costs or operating expenses or have other adverse consequences on the Portfolios.

Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Advisers, Inc. and Templeton Global Advisors Limited

In 2003 and 2004, multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment adviser subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc. and have been consolidated for pretrial purposes along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.

Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website. Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.’s Form 10-Q or Form 10-K filings with the U.S. Securities and Exchange Commission.

Pacific Investment Management Company, LLC (“PIMCO”)

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, trustees, and employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares during specified periods, or as derivative actions. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees and employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note

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futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

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5. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolios. The annual fee equals 0.25% (subject to 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB Shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

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6. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios (or underlying ETFs in which a Portfolio invests) that invest a significant portion of their assets in foreign securities (e.g. EQ/AllianceBernstein International Portfolio, EQ/BlackRock International Value Portfolio, EQ/International Growth Portfolio, EQ/International Core PLUS Portfolio, EQ/Oppenheimer Global Portfolio, iShares MSCI Mexico Investable Market Index Fund), in securities of small- and mid-capitalization companies (e.g. EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio, iShares Russell Midcap lndex Fund), or in high-yield securities (e.g. EQ/Caywood-Scholl High Yield Bond Portfolio) tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s

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net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

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7. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

EQ Advisors Trust	How portfolio shares are priced	197

8. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios (other than the EQ/Money Market Portfolio) generally distribute most or all of their net investment income and their net realized gains, if any, annually. The EQ/Money Market Portfolio normally declares and distributes dividends daily and distributes net investment income and its net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if a Portfolio does have any federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

198	Dividends and other distributions and tax consequences	EQ Advisors Trust

9. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Core investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Derivative — A financial instrument whose value and performance are based on the value and performance of an underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

EQ Advisors Trust	Glossary of Terms	199

10. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for each Portfolio’s Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class IB shares of each Portfolio has been derived from the financial statements of each Portfolio, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Portfolio’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

200	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a Portfolio’s SAI and/or Annual and Semi-Annual Report, request other information about a Portfolio, or make shareholder inquiries, contact your financial professional, or the Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

EQ Advisors Trust currently does not maintain a website where investors can access the SAI or shareholder reports.

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust

EQ Advisors TrustSM

Prospectus dated May 1, 2008

This Prospectus describes one (1) Portfolio* offered by EQ Advisors Trust and the Class IA and Class IB shares offered by the Trust on behalf of the Portfolio. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

All Asset Allocation Portfolio

*	This Portfolio may not be available as an investment in your variable life or annuity product or under your retirement plan. Please consult your product prospectus or retirement plan documents to see if the Portfolio is available under your contract or plan.

The Securities and Exchange Commission has not approved or disapproved the Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Class IA and Class IB Allocation

(34317)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-nine (69) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA and Class IB shares of the All Asset Allocation Portfolio of the Trust. The Portfolio is a diversified portfolio. Information on the Portfolio, including its investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus. The investment objective of the Portfolio may be changed without a shareholder vote. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares.

The Trust’s shares are currently sold only to: (1) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, and other affiliated or unaffiliated insurance companies; and (2) The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolio that may be available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant of a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

The Investment Manager to the Portfolio is AXA Equitable (the “Manager”). The Manager, through its AXA Funds Management Group unit, provides day-to-day management of the Portfolio.

The day-to-day management of the Portfolio is provided by the Manager. Information regarding the Manager is included under “Management of the Trust — The Manager” in this Prospectus. The Manager may hire investment sub-advisers (“Advisers”) to provide day-to-day portfolio management for the Portfolio in the future. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for the Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as Alliance Bernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolio are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Portfolio, be sure to read all risk disclosures carefully before investing.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolio

This section of the Prospectus provides a complete description of the principal investment objective, strategies, and risks of the Portfolio. Of course, there can be no assurance that the Portfolio will achieve its investment objective. The investment objectives and, except as otherwise noted, the investment policies of the Portfolio are not fundamental policies and may be changed without a shareholder vote.

Please note that:

•

Additional information regarding the principal risks and the benchmarks of the Portfolio is included in the section “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs,” which follows the description of the Portfolio in this section of the Prospectus. In addition, the investment objective, principal investment strategy and a list of the principal investment risks of each of the Underlying Portfolios is included in the section “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs — Information Regarding the Underlying Portfolios and Underlying ETFs”.

•	Additional information concerning the Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolio	EQ Advisors Trust

All Asset Allocation Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation and current income.

THE INVESTMENT STRATEGY

The Portfolio pursues its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable and exchange traded securities of other investment companies (“Underlying ETFs”). AXA Equitable, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity securities, or fixed income securities or alternative investments (referred to herein as “asset classes”) as represented by the securities holdings of Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 65% of its assets in equity investments, 27% in fixed income investments and 8% of its assets in alternative investments (e.g., ETFs that invest in commodities and other instruments that derive their value from natural resources, the EQ/AXA Rosenberg Value Long/Short Equity Portfolio and the EQ/GAMCO Mergers and Acquisitions Portfolio) through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Trust’s Board of Trustees without shareholder approval.

Subject to the asset allocation target set forth above, AXA Equitable also has established target investment percentages for each asset category in which the Portfolio invests. As used in this Prospectus, the term “asset category” refers to specific types of securities within each asset class (e.g., large cap equity securities, small/mid cap equity securities, investment grade bonds and high yield bonds). Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual securities holdings fall within such asset category. Under the Portfolio’s current target investment percentages, it generally will invest its assets in a combination of Underlying Portfolios or Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the table below. AXA Equitable may change these targets from time to time. Actual allocations can deviate from the amounts shown below by up to 15% for each asset category. The target allocation to investment grade and high yield fixed income classes may include both U.S. and foreign issuers.

Asset Class
Range of Equity	65%
Large Cap Equity Securities	23%
Small/Mid Cap Equity Securities	16%
Domestic REITs	5%
International/Emerging Markets Securities	21%
Range Alternative Investments	8%
Range of Fixed Income	27%
Investment Grade Bonds	27%
High Yield Bonds	0%

The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. The Manager may add new Underlying Portfolios and Underlying ETFs or replace existing Underlying Portfolios and Underlying ETFs. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. The following is a list of the Underlying Portfolios and Underlying ETFs, divided by asset category, based on each Underlying Portfolio’s and Underlying ETF’s primary securities holdings, in which the Portfolio currently may invest. Each Underlying Portfolio is managed by the Manager and sub-advised by one or more investment sub-advisers (the “Advisers”), certain of which are affiliates of the Manager. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. Additional information regarding the Underlying Portfolios is included in the prospectus for those portfolios dated May 1, 2009, as supplemented from time to time. The Portfolio will purchase Class A or Class IA shares of the Underlying Portfolios, as applicable, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees. Additional information regarding the Underlying ETFs is included in their current prospectus.

Large Cap Equities

EQ/AllianceBernstein Common Stock

EQ/AXA Mutual Shares Core

EQ/BlackRock Basic Value Equity

EQ/Boston Advisors Equity Income

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Davis New York Venture

EQ/Equity 500 Index

EQ/Evergreen Omega

EQ/Focus PLUS

EQ/JPMorgan Value Opportunities

EQ/Large Cap Core PLUS

EQ/Large Cap Growth Index

EQ/Large Cap Growth PLUS

EQ/Large Cap Value Index

EQ/Large Cap Value PLUS

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Montag & Caldwell Growth

EQ/Oppenheimer Main Street Opportunity

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

EQ/Van Kampen Comstock

Multimanager Aggressive Equity

Multimanager Large Cap Core Equity

Multimanager Large Cap Growth

Multimanager Large Cap Value

EQ Advisors Trust	About the investment portfolio	5

All Asset Allocation Portfolio (continued)

Small/Mid Cap Equities

EQ/AllianceBernstein Small Cap Growth

EQ/Ariel Appreciation II

EQ/AXA Franklin Small Cap Value Core

EQ/GAMCO Small Company Value

EQ/Lord Abbett Mid Cap Value

EQ/Mid Cap Index

EQ/Mid Cap Value PLUS

EQ/Oppenheimer Main Street Small Cap

EQ/Small Company Index

EQ/Van Kampen Mid Cap Growth

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Small Cap Growth

Multimanager Small Cap Value

Domestic Real Estate Investment Trusts (“REITs”)

EQ/Van Kampen Real Estate

iShares Cohen & Steers Realty Majors Index Fund

Global Real Estate Investment Trust

iShares S&P Developed ex-U.S. Property Index Fund

Alternative Investments

EQ/AXA Rosenberg Value Long/Short Equity

EQ/GAMCO Mergers and Acquisitions

iShares COMEX Gold Trust

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund

iShares S&P Global Clean Energy Index Fund

iShares S&P Global Energy Sector Index Fund

iShares S&P Global Infrastructure Index Fund

iShares S&P Global Nuclear Energy Index Fund

iShares S&P Global Timber and Forestry Index Fund

iShares S&P North American Natural Resources Sector Index Fund

iShares Silver Trust

International/Emerging Markets Securities

EQ/AllianceBernstein International

EQ/AXA Templeton Growth Core

EQ/BlackRock International Value

EQ/International Core PLUS

EQ/International ETF

EQ/International Growth

EQ/Oppenheimer Global

EQ/Global Multi-Sector Equity

iShares JPMorgan USD Emerging Markets Bond Fund

iShares® MSCI EAFE Small Cap Index Fund

Multimanager International Equity

Investment Grade Bond

EQ/Bond Index

EQ/Core Bond Index

EQ/Global Bond PLUS

EQ/Government Securities

EQ/Intermediate Government Bond Index

EQ/Long Term Bond

EQ/Money Market

EQ/PIMCO UltraShort Bond

EQ/Quality Bond PLUS

EQ/Short Duration Bond

Multimanager Core Bond

High Yield Bond

EQ/Caywood-Scholl High Yield Bond

Multimanager High Yield

The Manager determines the asset allocation targets for each asset class and the target investment percentages for each asset category and each Underlying Portfolio and Underlying ETF in which the Portfolio invests using a proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories, Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets.

The Portfolio may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, the Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the equity securities holdings or fixed income securities holdings of the Underlying Portfolios or Underlying ETFs in which it invests. The Portfolio has adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its target allocations. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio or Underlying ETF that holds securities of a particular asset class or category whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios or Underlying ETFs that hold securities of a particular asset class or category whose minimum percentage has not been achieved.

The Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

Please note that the Underlying Portfolios may already be available directly as an investment option in your Contract and that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an

6	About the investment portfolio	EQ Advisors Trust

investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of in the Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

Limitations on Investing in Other Investment Companies

Generally, under the 1940 Act, the Portfolio may not acquire shares of another investment company (including Underlying ETFs and other registered investment companies) if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Portfolio) in excess of these limits. The Portfolio’s ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the Portfolio take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such an exemptive order to the ETFs in which the Portfolio may invest (iShares Trust and iShares, Inc.), which permits investment companies (such as the Portfolio) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the order, the Portfolio generally may acquire up to 25% of the assets of each Underlying ETF.

The Manager will waive fees otherwise payable to it by the Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an Underlying ETF under rule 12b-1 under the 1940 Act) received from an Underlying ETF by the Manager, or an affiliated person of the Manager, in connection with the investment by the Portfolio in the Underlying ETF. With respect to registered separate accounts that invest in the Portfolio, no sales load will be charged at the Portfolio level or at the Underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Portfolio level or at the Underlying ETF level, not both. With respect to other investments in the Portfolio, any sales charges and/or service fees charged with respect to shares of the Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of the FINRA.

To the extent other ETFs obtain similar exemptive relief from the SEC, the Portfolio may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If such relief is granted by the SEC, the Portfolio may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limits of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent the Portfolio from allocating its investments in the manner that the Manager considers optimal. The Portfolio invests substantially all of its assets in Underlying ETFs. Accordingly, the Portfolio’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Affiliated Portfolio Risk: In managing the Portfolio, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Risks Associated with Underlying Portfolios: Because the Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the Portfolio’s direct fees and expenses. The investments of the Portfolio are concentrated in the Underlying Portfolios and, thus, the Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the Portfolio invests in Underlying Portfolios, the Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolios’ NAVs. In addition, the Portfolio is subject to the risks associated with the securities in which the Underlying Portfolio invests. Both the Portfolio and the Underlying Portfolios are subject to certain general risks, including market risk, issuer-specific risk, portfolio management risk, security risk and Adviser selection risk. In addition, to the extent the Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities, foreign securities and/or alternative investments, the Portfolio is subject to the risks associated with investing in such securities. Certain risks associated with investing in the Underlying Portfolios are listed below. For a more complete list of the risks associated with alternative investments and the Underlying Portfolios and for detailed information regarding these risks, please see the section entitled “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs.”

EQ Advisors Trust	About the investment portfolio	7

All Asset Allocation Portfolio (continued)

Risks Associated with the Underlying Portfolios

Adviser Selection Risk

Asset Class Risk

Banking Industry Sector Risk

Convertible Securities Risk

Credit/Default Risk

Currency Risk

Depositary Receipts Risk

Derivatives Risk

Distressed Companies Risk

Equity Risk

Fixed Income Risk

Focused Portfolio Risk

Foreign Securities and Emerging

Markets Risk

Large-Cap Company Risk

Leveraging Risk

Liquidity Risk

Loan Participation Risk

Lower-Rated Securities Risk

Mid-Cap Company Risk

Money Market Risk

Multiple-Adviser Risk

Mortgage-Backed and

Asset-Backed Securities Risk

Non-Diversification Risk

Opportunity Risk

Portfolio Management Risk

Portfolio Turnover Risk

Futures and Options Risk

Growth Investing Risk

Index Fund Risk

Interest Rate Risk

Issuer-Specific Risk

Investment Grade Securities Risk

Junk Bonds and Lower Rated

Securities Risk

Real Estate Investing Risk

Securities Lending Risk

Security Selection Risk

Small- and Mid-Capitalization Risk Special Situations Risk

Short Sales Risk

Unseasoned Companies Risk

Valuation Risk

Value Investing Risk

Zero Coupon and Pay-in-Kind Securities Risk

Risks Specific to Alternative Investments

Changes in Economic Conditions Risk

Changes in Speculators’ Outlook Risk

Commodity Price Volatility Risk

Concentration Risk

Energy Sector Risk

Industrial Sector Risk

Management Risk

Market Trading Risk

Natural Disasters Risk

Sales by the Official Sector Risk

Oil and Gas Sector Risk

Increases in Hedging Activity by

Producers Risk

Market Trading Risks

Passive Investments Risk

Reliance on Trading Partners Risk

Structural Risk

Timber and Forestry Risk

Tracking Error Risk

Trading Risk

Utilities Sector Risk

Worldwide Energy Prices and

Spending Risk

World Events and Economic

Conditions Risk

•

Portfolio Management Risk: The risk that AXA Equitable’s selection of the Underlying Portfolios and Underlying ETFs, and its allocation and reallocation of portfolio assets among the Underlying Portfolios and Underlying ETFs, may not produce the desired results.

•

Market Risk: The Underlying Portfolios, and Underlying ETFs’ share prices, and thus the share price of the Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs, investment approaches could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Risks Associated with Underlying ETFs: When the Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from its NAV (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of the Portfolio when investing in such an ETF could be adversely impacted.

The principal risks of investing in Underlying ETFs generally are similar to those listed above under “Risks Associated with Underlying Portfolios” and “Risks Associated with Alternative Investments.” The Underlying ETFs also are subject to the following risks which are described in more detail in the section “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs”:

Asset Class Risk Custody Risk Economic Risk ETF Risk Geographic Risk Global Real Estate Risk Inactive Market Risk Investment Company Risk	Investment Style Risk Legal Enforcement of Shareholder Rights Risk Net Asset Value Risk Secondary Market Trading Risk Security Risk Underlying ETF Management Risk U.S. Tax Risk

8	About the investment portfolio	EQ Advisors Trust

More information about the risks of an investment in the Portfolio is provided in “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs” in the Prospectus.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Managed Portfolio, a series of the Enterprise Accumulation Trust). For these purposes, the Portfolio is considered to be the successor to the Enterprise Managed Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because through September 12, 2005 the Portfolio and its predecessor had a different investment objective, which invested directly in equity and debt securities and was advised by an investment sub-adviser. The Portfolio invests substantially all of its assets in ETFs and other mutual funds that emphasize either equity or debt investments and is managed directly by the Manager. If the Portfolio and its predecessor had historically invested substantially all of their assets in ETFs and other mutual funds instead of investing directly in equity and debt securities or were directly advised by the Manager, the performance of the Portfolio and its predecessor may have been different.

Calendar Year Annual Total Returns* — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	–16.42% (2001 3rd Quarter)

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	–16.42% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
All Asset Allocation Portfolio —Class IA Shares*	%	%	%
All Asset Allocation Portfolio —Class IB Shares	%	%	%
S&P 500 Index†,††	%	%	%
Barclays Capital U.S. Aggregate Bond†,††	%	%	%
Moderate Allocation Index†	%	%	%
*	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks and the Underlying Portfolios and Underlying ETFs ” in the Prospectus.
††	Effective May 1, 2009, the Portfolio has changed it benchmarks to the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index. The Manager believes that these benchmarks reflect more closely the securities and sectors in which the Portfolio invests.

EQ Advisors Trust	About the investment portfolio	9

All Asset Allocation Portfolio (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends and other distributions or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
All Asset Allocation Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%	0.10%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses (Underlying Portfolios and Underlying ETFs)*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**	%	%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
*	The Portfolio invests in shares of other investment companies, such as ETFs. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2010 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.10% for Class IA shares and 0.35% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the direct and indirect costs of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Underlying Portfolios and Underlying ETFs) incurred indirectly remain the same, and that the expense limitation arrangement currently in place is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the Portfolio. As of December 31, 2008, AXA Equitable had approximately $         billion in assets under management.

A committee of AXA FMG investment personnel manages the Portfolio. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the Portfolio. Xavier Poutas assists the lead portfolio manager with day-to-day management of the Portfolio but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the Portfolio since September 2005. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Information about the lead manager’s compensation, other accounts he manages and his ownership of securities in the portfolios is available in the Trust’s Statement of Additional Information.

10	About the investment portfolio	EQ Advisors Trust

2. More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs

The Portfolio follows a distinct set of investment strategies. To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities.

The Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Portfolios and Underlying ETFs have principal investment strategies that come with inherent risks. Certain Underlying Portfolios and Underlying ETFs may emphasize different market sectors, such as foreign securities, small-cap equities and high yield fixed income securities. Each Underlying Portfolio’s and Underlying ETF’s principal risks are described in more detail their respective Prospectus.

General Risks of Underlying Portfolios and Underlying ETFs

Each of the Underlying Portfolios and Underlying ETFs may be subject to certain general investment risks, as discussed below.

Adviser Selection Risk. The risk that the process for selecting or replacing an Adviser for an Underlying Portfolio and the decision to select or replace an Adviser does not produce the intended result.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

Derivatives Risk: An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Exchange Traded Funds Risk: When the Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index, and an ETF may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from its NAV (i.e., an ETF may trade at a discount or premium to its NAV). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Net Asset Value Risk.  The market price of an Underlying ETF may be different from its NAV (i.e., the Underlying ETF may trade

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at a at a discount or premium to its NAV). The performance of a portfolio could be adversely impacted.

Passive Investment Risk.  Most ETFs are not actively managed. Each Underlying ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the Underlying ETFs do not change their investment strategies to respond to changes in the economy. This means that an Underlying ETF may be particularly susceptible to a general decline in in the market segment relating to the underlying index.

Tracking Error Risk: Imperfect correlation between each Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an Underlying ETF’s performance to not match the performance of its index.

Underlying ETF Management Risk: No Underlying ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each Underlying ETF may not produce the intended results.

Valuation Risk: The risk that an Underlying ETF has valued certain securities at a higher price than it can sell them for.

Inactive Market Risk: Although the Underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of the Underlying ETFs will develop or be maintained. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

An Underlying ETF may be subject to certain additional risks as discussed below under “Risks of Alternative Investments” and in its iShares Prospectus.

Investment Company Securities Risk: A Portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the Portfolio level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

Leveraging Risk. When a portfolio borrows money or otherwise leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. The Underlying Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

Market Risk.  The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Adviser Risk. Some of the Underlying Portfolios employ multiple Advisers. Each Adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio’s assets. Because each Adviser manages its allocated portion of the portfolio independently from the other Adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time when a Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Underlying Portfolio. Because each Adviser directs the trading for its own portion of the Underlying Portfolio, and does not aggregate its transactions with those of the other Advisers, the Underlying Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Portfolio Management Risk. The risk that the strategies used by the Underlying Portfolios’ Advisers and their securities selections fail to produce the intended results.

Portfolio Turnover Risk. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total returns.

12	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Security Risk. The risk that the value of a security may fluctuate, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Manager or the Adviser(s) for each Portfolio, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

Securities Lending Risk. For purposes of realizing additional income, each Underlying Portfolio may lend securities to broker-dealers approved by the relevant Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Underlying ETFs may also lend portfolio securities. For more information with respect to an Underlying ETF’s policies, please see the Underlying ETF’s prospectus and sai. The risks in lending portfolio securities, consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a Portfolio. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Sub-adviser, the consideration to be earned from such loans would justify the risk.

Risks of Equity Investments

The Portfolio may invest a portion of its assets in Underlying Portfolios or Underlying ETFs that emphasize investments in equity securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. The risks of investing in equity securities may include:

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that portfolio. The Adviser of an Underlying Portfolio will consider such event in its determination of whether a portfolio should continue to hold the securities. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Underlying Portfolio is called for redemption, the Underlying Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Underlying Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether an Underlying Portfolio should invest and/or continue to hold the securities.

Depositary Receipts Risk. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued through the world) each evidence a similar ownership arrangement. An Underlying Portfolio may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Financial Services Sector Risk: To the extent an Underlying Portfolio invests in the financial services sector, the value of the portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of an Underlying Portfolio’s shares that are invested in the Financial Services Sector could experience significantly greater volatility than Portfolios investing in diversified portfolios of securities.

Focused Portfolio Risk: An Underlying Portfolio that invests in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolio’s NAV.

Index-Fund Risk: An index portfolio invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Initial Public Offering (“IPO”) Risk: An Underlying Portfolio that purchases securities issued in an IPO is subject to the risk that the value

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of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early states of development with a history of little or no revenues and such company may operate at a loss following the offering. A portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the portfolio will receive an allocation of shares. To the extent a portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on portfolios with small asset bases. There is no guarantee that as those portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Style Risk: The Adviser(s) to an Underlying Portfolio may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Capitalization Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Diversification Risk: Certain of the Underlying Portfolios are classified as “non-diversified” investment companies, which means that the proportion of each portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of such portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a portfolio’s investment performance, as the portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the portfolio invests perform poorly, the portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Real Estate Investing Risk. Investing in REITS exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITS), in mortgages on real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and gains.

Small- and Mid-Capitalization Risk: There may be an increased risk for Underlying Portfolios that invest in small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger

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companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Special Situations Risk: An Underlying Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. The EQ/Davis New York Venture Portfolio also may invest in companies that are involved in litigation, companies whose financial reports or corporate governance may be challenged, companies whose annual report may disclose a weakness in internal controls or companies that are involved in other adverse events that may threaten their future. There is a risk that the “special situation” may not be completed on the terms or within the time frame contemplated or might not occur at all, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for a portfolio.

Unseasoned Companies Risk: These are companies that have been in operation less than three years, including operation of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Risks of Fixed Income Investments

The Portfolio may invest a portion of its assets in Underlying Portfolios or Underlying ETFs that invest primarily in debt securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments and are limited as described in each Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.

The risks of investing in fixed income securities may include:

Credit/Default Risk: The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s credit worthiness.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Underlying Portfolio is called for redemption, the Underlying Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Underlying Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether an Underlying Portfolio should invest and/or continue to hold the securities.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Interest Rate Risk: The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The longer the term of a bond or other fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on an Underlying Portfolio’s holding a significant portion of its assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by S&P and Baa or higher by Moody’s are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Loan Participation Risk: An Underlying Portfolio’s investments in loan participation and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

Lower-Rated Securities (also referred to as Junk Bond) Risk (a.k.a. Below Investment Grade Securities Risk): Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

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Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the a money market fund’s investments, increases in interest rates decreases in the federal funds rate, and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce an Underlying Portfolio’s yield. In addition, the portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Banking Industry Sector Risk: To the extent an Underlying Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce their yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a portfolio purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed and asset-backed securities may affect the liquidity of such securities, which means that a portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

The Portfolio may invest a varying portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in foreign securities. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities.

The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Securities Risk. An Underlying Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

•

Currency Risk — The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

•	Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities

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markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, an Underlying Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

•

Geographic Risk — The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition, certain markets are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

•

Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on an Underlying Portfolio’s foreign investments.

•

Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

•	Transaction Costs Risk — The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Risks of Alternative Investments

The Portfolio may invest in certain Underlying ETFs that invest in alternative investments. Therefore, as an investor in the Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of alternative investments. The following is a more detailed description of the primary risks of investing in alternative investments. In addition, certain risks discussed below may apply to Underlying ETFs that do not invest in alternative investments. An Underlying ETF may be subject to certain additional risks as discussed in its iShares Prospectus and prospectuses of other Underlying ETFs.

Asset Class Risk. The returns from the types of securities in which an Underlying Portfolio or Underlying ETF invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Commodity Price Volatility Risk. Because the value of the shares of an Underlying ETF that is based on a particular commodity depends on the price of that commodity, the value of those shares is subject to fluctuations similar to those affecting the commodities.

Changes in Economic Conditions Risk. A change in economic conditions, such as a recession, can adversely affect the price of a commodity and an economic downturn could have a negative impact on demand for that commodity and, consequently, its price and the price of a fund investing in that commodity.

Changes in Speculators Outlook Risk. A significant change in the attitude of speculators and investors towards a commodity could impact Underlying Portfolios. Should the speculative community take a negative view towards such commodity, it could cause a decline in world prices for that commodity, negatively impacting the price of a fund investing in that commodity.

Concentration Risk. If an Underlying Portfolio or Underlying ETF concentrates in a particular industry, group of industries or sector, that Underlying Portfolio or Underlying ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an Underlying Portfolio or Underlying ETF that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Custody Risk. The risks involved in the process of clearing and settling trades and holding securities with local agents and depositaries. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Increases in Hedging Activity Risk. An increase in hedging activity by producers of a commodity could cause a decline in world prices of that commodity, negatively impacting the price of a fund investing in that commodity.

Economic Risk. The performance of the economy in each of the countries and regions in which the Underlying Portfolio or Underlying ETF invests could have a large impact on Underlying Portfolios. Economic events in any one country or region can have a significant economic effect on the country or region as well as on major trading partners outside the region.

•

Asian Economic Risk — Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

•

Australasia Economic Risk — The economies of Australasia, which includes Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets.

•	European Economic Risk — The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions

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on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe.

Energy Sector Risk: The energy sector is cyclical and highly dependent on commodities prices, and the market values of companies in the energy sector are strongly affected by the levels and volatility of global energy prices, capital expenditures on exploration and production, energy conservation efforts, exchange rates and technological advances. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact to the Underlying ETF’s portfolio companies and the performance of the Underlying ETF.

Global Real Estate Risk. Some of the Underlying Portfolios or Underlying ETFs concentrate their assets in the global real estate industry, which will be impacted by the performance of real estate markets globally.

Industrial Sector Risk. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence; government regulation, world events and economic conditions affect the performance of companies in the industrials sector.

Legal Enforcement of Shareholder Rights Risk. In countries other than the U.S., legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities may differ from those that may apply in the U.S. An Underlying Portfolio or Underlying ETF may have more difficulty asserting its rights as a stockholder of a non-U.S. company than it would as a stockholder of a comparable U.S. company.

Market Trading Risks:

•	Absence of Active Market: there can be no assurance that an active trading market for the shares of an Underlying ETF will develop or be maintained.

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Costs of Buying or Selling Underlying ETF Shares: When buying or selling Underlying ETF shares through a broker, the Portfolio will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, the Portfolio may incur the cost of the difference between what professional investors are willing to pay for Underlying ETF shares and the price at which they are willing to sell Underlying ETF shares. Because of these costs, frequent trading may detract significantly from investment results.

•

Lack of Market Liquidity: Secondary market trading for the shares of an Underlying ETF may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in the shares of Underlying ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of an Underlying ETF will continue to be met or will remain unchanged.

•

Risks of Secondary Listings: The shares of an Underlying ETF may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Underlying ETF’s primary listing is maintained. There can be no assurance that the Underlying ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Underlying ETF’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

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Shares of the Underlying ETFs May Trade at Prices other than Net Asset Value: The shares of an Underlying ETF may trade at, or below their NAV. The NAV of shares of an Underlying ETF will fluctuate with changes in the market value of such Underlying ETF’s holdings. The trading prices of an Underlying ETF’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand.

Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration, and production spending. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes. Companies in the oil and gas sector may be at risk for environmental damage claims. Companies in the oil and gas sector may be adversely affected by changes in exchange rates, interest rates, economic conditions, government regulation or world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest.) Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

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Privatization Results Risk. Some countries in which the Underlying ETFs invest may be in the process of privatization of certain entities and industries. Historically, investors in newly privatized entities have, at times, suffered losses in the face of adverse regulatory decisions or the sharp depreciation of currencies. There is no assurance that such losses will not recur.

Reliance on Trading Partners Risk: The economies of many countries in which the Underlying ETF invests are highly dependent on trade with certain key trading partners. Reduction in spending on products and services by these key trading partners, institution of tariffs or other trade barriers or a slowdown in the economies of key trading partners may adversely affect the performance of any company in which the Underlying ETF invests and have a material adverse effect on the Underlying ETF’s performance.

Sales by the Official Sector Risk. A significant portion of the aggregate world gold holdings is owned by governments, central banks and related institutions. If one or more of these institutions decides to sell in amounts large enough to cause a decline in world gold prices, the price of an Underlying ETF that invests in gold will be adversely affected.

Secondary Market Trading Risk. Shares of the Underlying Portfolios may trade in the secondary market on days when the Underlying Portfolios do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Underlying Portfolios accept purchase and redemption orders.

Small-Capitalization Companies Risk. Underlying Portfolios and Underlying ETFs that invest in stocks of small-capitalization companies are subject to stock prices that are more volatile than those of larger companies. Small- capitalization companies may be less financially secure and they rely on a small number of key personnel. They also have less diverse product lines and their shares may be thinly traded.

Structural Risks: Certain countries in which the Underlying ETF invests may experience currency devaluations, substantial rates of inflation or economic recessions, causing a negative effect on their economies and securities markets.

Timber and Forestry Risk: The timber and forestry industry is highly cyclical and the market value of companies engaged in the ownership, management or upstream supply chain of forests and timberlands is strongly affected by changes in international economic conditions, interest rates, changing demographics, weather cycles and environmental conditions. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. Companies in this industry are also subject to stringent federal, state and local environmental, health and safety laws and regulations.

Trading Risk: While the creation/redemption feature of the Underlying ETF is designed to make it likely that shares of the Underlying ETF will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Utilities Sector Risk: The utilities sector in general is subject to significant governmental regulation and review, which may result in limitations or delays with regard to changes in the rates that companies in this sector charge their customers. Other risk factors that may affect utility companies include the risk of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and safety regulations; difficulties in obtaining natural gas or other key inputs; risks related to the construction and operation of power plants; the effects of energy conservation and the effects of regulatory changes. Any of these factors could result in a material adverse impact on the Underlying ETF’s portfolio securities and the performance of the Underlying ETF.

World Events and Economic Conditions Risk. An Underlying Portfolio or Underlying ETF may be adversely affected by the performance of securities in a particular industry or sector and may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

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Benchmarks

The performance of the Portfolio as shown in the section “About the Investment Portfolio” compares the Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. The Portfolio’s annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which the Portfolio is likely to select its holdings.

Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”) covers the U.S. investment-grade fixed-rate bond market, including U.S. Treasury and credit, agency mortgage pass-through, asset-backed, commercial mortgage-based, corporate and “Yankee” bonds (U.S. dollar-denominated bonds issued outside the United States). To qualify for inclusion in the Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

NAREIT Equity REIT Index (“NAREIT Index”) is an unmanaged index that provides investors with a comprehensive family of REIT performance indices that spans the commercial real estate space across the U.S. economy.

Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by S&P to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Moderate Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 Index at a weighting of 45%, the Aggregate Bond Index at a weighting of 30%, the MSCI EAFE Index at a weighting of 20%, and the NAREIT Equity REIT Index at a weighting of 5%.

“Blended” performance numbers (e.g., 50% S&P 500 Index/50% Barclays Capital Aggregate Bond) assume a static mix of the indices. We believe that these indices reflect more closely the market sectors in which the Portfolio invests.

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Information Regarding the Underlying Portfolios and Underlying ETFs

The following is additional information regarding the Underlying Portfolios and Underlying ETFs. If you would like more information about the Underlying Portfolios and Underlying ETFs, their Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
LARGE CAP EQUITIES
EQ/AllianceBernstein Common Stock Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies presented in the Russell 3000® Index. The Portfolio also may underweight or overweight individual companies or sectors when the Adviser believes it will benefit performance. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.	• Derivatives Risk • Equity Risk • Exchange-Traded Funds Risk • Index-Fund Risk • Large-Cap Company Risk • Market Risk • Small and Mid-Capitalization Risk
EQ/BlackRock Basic Value Equity Portfolio	Seeks to achieve capital appreciation and secondarily, income.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment values.	• Currency Risk • Derivatives Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Mid-Cap Company Risk • Value Investing Risk
EQ/Boston Advisors Equity Income Portfolio	Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities and Emerging Markets Risk • Large-Cap Company Risk • Small-Cap and Mid-Cap Company Risk
EQ/Capital Guardian Growth Portfolio	Seeks to achieve long-term growth of capital	The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts and other U.S. registered foreign securities. The Portfolio normally is invested primarily in common stocks, or securities convertible or exchangeable into common stocks, of companies with market capitalization greater than $1.5 billion at the time of purchase.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Small and Mid-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Capital Guardian Research Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio invests primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts and other U.S. registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Large-Cap Company Risk • Small and Mid-Cap Company Risk
EQ/Davis New York Venture Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, including depositary receipts, and to invest in non-equity securities. The Portfolio may invest a significant portion of its assets in the financial services sector.	• Currency Risk • Depositary Receipts Risk • Equity Risk • Financial Services Sector Risk • Foreign Securities Risk • Large-Cap Company Risk • Special Situations Risk
EQ/Equity 500 Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio will seek to hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Evergreen Omega Portfolio	Seeks to achieve long-term capital growth.	The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Portfolio Turnover Risk

•   Small and Mid-Cap Company Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/JPMorgan Value Opportunities Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For the purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization. The Adviser employs a value-oriented investment approach.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Junk Bonds or Lower Rated Securities Risk

•   Large-Cap Company Risk

•   Mid-Cap Company Risk

•   Value Investing Risk

•   Zero Coupon and Pay-in-Kind Securities Risk

EQ/Large Cap Core PLUS Portfolio	Seeks long-term growth of capital with a secondary objective to seek reasonable current income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). For purposes of this Portfolio, the words “reasonable current income” mean moderate income.

•   Convertible Securities Risk

•   Currency Risk

•   ETF Risk

•   Equity Risk

•   Focused Portfolio Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Index-Fund Risk

•   Large-Cap Company Risk

•   Multiple-Adviser Risk

•   Portfolio Turnover Risk

•   Value Investing Risk

EQ/Large Cap Growth Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Growth Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index at the time of initial investment. The Portfolio seeks to hold all securities in the Index in the exact weight each represents in the Index.	• Derivatives Risk • Equity Risk • Growth Investing Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Large Cap Growth PLUS Portfolio	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies).

•   Convertible Securities Risk

•   Currency Risk

•   Emerging Markets Risk

•   Equity Risk

•   ETF Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk

•   Growth Investing Risk

•   Index-Fund Risk

•   Large-Cap Company Risk

•   Multiple-Adviser Risk

•   Portfolio Turnover Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	23

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio will be constructed and maintained by utilizing a replication construction technique. That is, holding each company in proportion to its market capitalization weight in the Russell 1000 Value Index, although in certain circumstances, a sampling approach may be utilized.	• Derivatives Risk • Equity Risk • Growth Investing Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial investments that derive their value from the securities of such companies).

•   Convertible Securities Risk

•   Currency Risk

•   Equity Risk

•   Emerging Markets Risk

•   ETF Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Portfolio Turnover Risk

•   Value Investing Risk

EQ/Lord Abbett Growth and Income Portfolio	Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.	The Portfolio primarily invests in the equity securities of large, seasoned U.S. and multinational companies that the Adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. For the purposes of this Portfolio, a large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Large-Cap Company Risk

•   Value Investing Risk

EQ/Lord Abbett Large Cap Core Portfolio	Seeks to achieve capital appreciation and growth of income with reasonable risk.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. For the purposes of this Portfolio, a large company is defined as having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Value Investing Risk

24	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Focus PLUS Portfolio	Seeks to achieve long-term growth of capital.	The Portfolio, which is non-diversified, invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential. For purposes of this Portfolio, companies having a market capitalization of $5 billion or more generally are considered large companies.

•  Currency Risk

•  Emerging Markets Risks

•  Equity Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Growth Investing Risk

•  Index Fund Risk

•  Large-Cap Company Risk

•  Mid-Cap Company Risk

•  Multiple Adviser Risk

•  Non-Diversification Risk

•  Portfolio Turnover Risk

EQ/Montag & Caldwell Growth Portfolio	Seeks to achieve capital appreciation	Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large capitalization companies. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.	• Convertible Securities Risk • Currency Risk • Depositary Receipts Risk • Equity Risk • Foreign Securities Risk • Growth Investing Risk • Large-Cap Company Risk • Small-Cap and Mid-Cap Company Risk
EQ/AXA Mutual Shares Core Portfolio	Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily, income.	Under normal circumstances, the Portfolio invests mainly in equity securities (including securities convertible into, or that the Adviser expects to be exchanged for, common or preferred stocks) of U.S. and foreign companies that the Adviser believes are undervalued. The Portfolio invests primarily in mid- and large-cap companies with market capitalization greater than $5 billion at the time of investment, but it may invest a significant portion of its net assets in small-cap companies as well.

•  Credit Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Distressed Companies Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Company Securities Risk

•  Junk Bonds and Lower Rated Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Multiple Adviser Risk

•  Real Estate Investing Risk

•  Small-Cap and Mid-Cap Company Risk

•  Special Situations Risk

•  Value Investing Risk

EQ/Oppenheimer Main Street Opportunity Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges. The Portfolio also may invest in foreign securities, including securities of companies in emerging markets and depositary receipts, preferred stocks, warrants and, to a limited extent, convertible securities, derivatives and securities of other investment companies, including ETFs.

•  Convertible Securities Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Exchange Traded Funds Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Investment Company Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Risk

•  Value Investing Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	25

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/T. Rowe Price Growth Stock Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of a diversified group of growth companies. The Adviser mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Adviser generally looks for companies with an above-average rate of earnings growth and an attractive niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Portfolio may invest up to 30% of its assets in securities of foreign issuers, including those in emerging markets.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities Risk and Emerging Markets Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Small-Cap and Mid-Cap Company Risk

•   Special Situations Risk

EQ/UBS Growth and Income Portfolio	Seeks to achieve total return through capital appreciation with income as a secondary consideration.	Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. For the purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment.	• Convertible Securities Risk • Equity Risk • Growth Investing Risk • Large-Cap Company Risk • Small and Mid-Cap Company Risk
EQ/Van Kampen Comstock Portfolio	Seeks to achieve capital growth and income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio may invest in issuers of small, medium and large market capitalization.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Junk Bond or Lower Rated Securities Risk

•   Large-Cap Company Risk

•   Real Estate Investing Risk

•   Small-Cap and Mid-Cap Company Risk

•   Value Investing Risk

26	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Aggressive Equity Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in securities of large capitalization growth companies, although the Advisers may invest, to a certain extent, in equity securities of small- and mid-capitalization growth companies as well.

•  Adviser Selection Risk

•  Credit/Default Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Investment Style Risk

•  Issuer-Specific Risk

•  Large Capitalization Risk

•  Liquidity Risk

•  Portfolio Management Risk

•  Small- and Mid-Capitalization Risk

Multimanager Large Cap Core Equity Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. For the purposes of this Portfolio, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. The Advisers generally choose investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both.	• Adviser Selection Risk • Equity Risk • Foreign Investing and Emerging Markets Risks • Issuer-Specific Risk • Large Capitalization Risk • Liquidity Risk • Portfolio Management Risk
Multimanager Large Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. For the purposes of this Portfolio, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. This Portfolio intends to invest primarily in common stocks but may also invest in other securities that the Advisers believe provide opportunities for capital growth.

•  Adviser Selection Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Investment Style Risk

•  Issuer-Specific Risk

•  Large Capitalization Risk

•  Liquidity Risk

•  Portfolio Management Risk

Multimanager Large Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. large capitalization companies. For the purposes of this Portfolio, large capitalization companies are companies with market capitalization in excess of $5 billion at the time of investment. The Advisers use an investment style that focuses on stocks that are currently under-priced using certain financial measurements.

•  Adviser Selection Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Investment Style Risk

•  Issuer-Specific Risk

•  Large Capitalization Risk

•  Liquidity Risk

•  Portfolio Management Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	27

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SMALL/MID CAP EQUITIES
EQ/AllianceBernstein Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings, for investment purposes, in securities of small capitalization companies. Small capitalization companies mean those companies with market capitalizations within the range of the Russell 2500 Index at the time of purchase (market capitalization range of approximately $ billion to $ billion as of December 31, 2008 ). The Portfolio invests primarily in U.S. common stocks and equity type securities issued by smaller companies with favorable growth prospects.	• Convertible Securities Risk • Equity Risk • Growth Investing Risk • Liquidity Risk • Portfolio Turnover Risk • Small-Cap and Mid-Cap Company Risk • Special Situations Risk
EQ/Ariel Appreciation II Portfolio	Seeks to achieve long-term capital appreciation.	The Portfolio invests primarily in the securities of mid-capitalization companies (currently considered by the Adviser to mean companies with market capitalizations generally between $2 billion and $15 billion at the time of initial purchase by the Portfolio). The Portfolio generally contains no more than 50 stocks, and it generally holds investments for a relatively long period of time - typically two to five years.	• Convertible Securities Risk • Currency Risk • Equity Risk • Focused Portfolio Risk • Foreign Securities Risk • Mid-Cap Company Risk • Value Investing Risk
EQ/AXA Franklin Small Cap Value Core Portfolio	Seeks to achieve long-term total return.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies with market capitalizations under $3.5 billion at the time of purchase. The Portfolio generally invests in equity securities that the Adviser believes are currently undervalued and have potential for capital appreciation.

•  Currency Risk

•  Depositary Receipts Risk

•  Equity Risk

•  Foreign Securities Risk

•  Index Fund Risk

•  Liquidity Risk

•  Multiple Adviser Risk

•  Small-Cap and Mid-Cap Companies Risk

•  Value Investing Risk

EQ/GAMCO Small Company Value Portfolio	Seeks to maximize capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalizations of $2.0 billion or less at the time of investment. The Adviser utilizes a value-oriented investment style.	• Convertible Securities Risk • Currency Risk • Equity Risk • Foreign Securities Risk • Liquidity Risk • Small-Capitalization Risk • Value Investing Risk

28	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Lord Abbett Mid Cap Value Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of mid-size companies. For the purposes of this Portfolio, a medium-sized company is defined as a company having a market cap at the time of purchase within the range of companies in the Russell MidCap Index. In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Mid-Cap Company Risk

•   Value Investing Risk

EQ/Mid Cap Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.	Under normal circumstances, the Portfolio invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in equity securities in the S&P MidCap Index. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, holding each company in proportion to its market capitalization weight in the S&P MidCap 400 Index, although, in certain circumstances a sampling approach may be utilized.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Mid-Cap Company Risk
EQ/Mid Cap Value PLUS Portfolio	Seeks to achieve long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies).

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   ETF Risk

•   Foreign Securities and Emerging Markets Risk

•   Futures and Options Risk

•   Index-Fund Risk

•   Mid-Cap Company Risk

•   Multiple Adviser Risk

•   Real Estate Risk

•   Value Investing Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	29

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Oppenheimer Main Street Small Cap Portfolio	Seeks to achieve capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in the securities of small-capitalization companies. Small-capitalization companies are companies that have market capitalizations equal to or below the largest capitalization companies in either the Russell 2000 Index or the S&P Small Cap 600 Index.

•  Currency Risk

•  Depositary Receipts Risk

•  Derivative Risk

•  Equity Risk

•  Exchange Traded Funds Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Initial Public Offering Risk

•  Investment Company Securities Risk

•  Large-Cap Company Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

•  Small- and Mid-Cap Company Risk

•  Unseasoned Companies Risk

•  Value Investing Risk

EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Index-Fund Risk • Liquidity Risk • Small-Cap Company Risk
EQ/Van Kampen Mid Cap Growth Portfolio	Seeks to achieve capital growth.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of medium-sized companies at the time of investment. The Portfolio primarily invests in equity securities including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. For the purposes of this Portfolio, medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Depositary Securities Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bond or Lower Rated Securities Risk

•  Large-Cap Company Risk

•  Real Estate Investing Risk

•  Small-Cap and Mid-Cap Company Risk

30	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Multimanager Mid Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. For the purposes of this Portfolio, medium market capitalization companies are companies with market capitalization within the range of companies in the Russell Midcap Growth Index. The Advisers utilize an aggressive, growth-oriented investment style that emphasizes companies that are either in or entering into the growth phase of their business cycle.

•  Adviser Selection Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risks

•  Investment Style Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Mid-Capitalization Risk

•  Portfolio Management Risk

Multimanager Mid Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. For the purposes of this Portfolio, medium market capitalization companies are companies with market capitalization is within the range of companies in the Russell Midcap Value Index. The Advisers utilize a value-oriented investment style that emphasizes companies deemed to be currently under-priced according to certain financial measurements.

•  Adviser Selection Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risks

•  Investment Style Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Mid-Capitalization Risk

•  Portfolio Management Risk

Multimanager Small Cap Growth Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Growth Index. The Advisers focus the Portfolio’s investments on those securities exhibiting certain growth characteristics.

•  Adviser Selection Risk

•  Derivatives Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Investment Style Risk

•  Issuer-Specific Risk

•  Liquidity Risk

•  Portfolio Management Risk

•  Portfolio Turnover Risk

•  Small Capitalization Risk

Multimanager Small Cap Value Portfolio	Long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. Small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Value Index.

•  Adviser Selection Risk

•  Equity Risk

•  Foreign Investing and Emerging Markets Risk

•  Investment Grade Securities Risk

•  Investment Style Risk

•  Issuer-Specific Risk

•  Large Capitalization Risk

•  Liquidity Risk

•  Portfolio Management Risk

•  Portfolio Turnover Risk

•  Small Capitalization Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	31

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
DOMESTIC REAL ESTATE INVESTMENT TRUSTS
EQ/Van Kampen Real Estate Portfolio	Seeks to provide above average current income and long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including REITs. The Portfolio focuses on REITs, as well as real estate operating companies that invest in a variety of property types and regions.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Non-Diversification Risk

•   Real Estate Investing Risk

•   Value Investing Risk

iShares Cohen & Steers Realty Majors Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index.

The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry.

The Fund will concentrate its investments within the REIT market to approximately the same extent as the Index.

•   Asset Class Risk

•   Concentration Risk

•   Issuer Risk

•   Management Risk

•   Market Risk

•   Market Trading Risks

•   Non-Diversification Risk

•   Passive Investments Risk

•   Real Estate Investment Risks

•   Tracking Error Risk

GLOBAL REAL ESTATE INVESTMENT TRUSTS
iShares S&P Developed ex-U.S. Property Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup BMI World ex-U.S. Property Index.

The Index defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the U.S.

The Fund uses a representative sampling strategy to try to track the index.

•   Asset Class Risk

•   Concentration Risk

•   Currency Risk

•   Custody Risk

•   Economic Risk

•   Foreign Investment Risks

•   Geographic Risk

•   Global Real Estate Risk

•   Issuer Risk

•   Legal Enforcement of Shareholder Rights Risk

•   Management Risk

•   Market Risk

•   Market Trading Risks

•   Non-Diversification Risk

•   Passive Investments Risk

•   Security Risk

•   Tracking Error Risk

•   Valuation Risk

32	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
ALTERNATIVE INVESTMENTS
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	Seeks to increase value through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in stocks of small- and mid-capitalization companies, but also may invest in stocks of large-capitalization companies.

•   Equity Risk

•   Exchange Traded Funds Risk

•   Large-Cap Company Risk

•   Leveraging Risk

•   Portfolio Turnover Risk

•   Real Estate Investing Risk

•   Short Sales Risk

•   Small- and Mid-Cap Companies Risk

•   Value Investing Risk

EQ/GAMCO Mergers and Acquisitions Portfolio	Seeks to achieve capital appreciation	The Portfolio, which is a non-diversified portfolio, invests primarily in shares of companies that the Adviser believes are likely acquisition targets within 12-18 months. In addition, the Portfolio may engage in arbitrage transactions by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Focused Portfolio Risk

•   Foreign Securities and Emerging Markets Risk

•   Large-Cap Company Risk

•   Non-Diversification Risk

•   Portfolio Turnover Risk

•   Small- and Mid-Cap Company Risk

•   Special Situations Risk

iShares COMEX Gold Trust	To reflect, at any given time, the price of gold owned by the Trust at that time, less the Trust’s expenses and liabilities.	The Trust is not an actively managed fund. It does not engage in any activities designed to obtain a profit from, or to ameliorate losses caused by, changes in the price of gold. The Trust receives gold deposited with it in exchange for the creation of Baskets of iShares, sells gold as necessary to cover the Trust expenses and other liabilities and delivers gold in exchange for Baskets of iShares surrendered for redemption.	• Changes in Speculators’ Outlook Risk • Commodity Price Volatility Risk • Increases in Hedging Activity by Producers Risk • Sales by the Official Sector Risk
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index.	The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market. The Fund will concentrate its investments in companies in the oil exploration and production sub-sector to approximately the same extent as the Index.

•   Asset Class Risk

•   Concentration Risk

•   Issuer Risk

•   Management Risk

•   Market Risk

•   Market Trading Risks

•   Non-Diversification Risk

•   Oil and Gas Sector Risk

•   Passive Investments Risk

•   Small-Capitalization Companies Risk

•   Tracking Error Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	33

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares Dow Jones U.S. Utilities Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index	Index measures the performance of the utilities sector of the U.S. equity market. Includes companies in electricity and gas, and water and multi-utilities sectors. The Fund will concentrate its investments in such companies to approximately the same extent as the Index.

•  Asset Class Risk

•  Concentration Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investments Risk

•  Small-Capitalization Companies Risk

•  Tracking Error Risk

•  Utilities Sector Risk

iShares S&P Global Clean Energy Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy Index.	The Index is designed to track performance of approximately 30 of the most liquid and tradable global companies which represent the listed clean energy universe. The Index includes clean energy production companies and clean energy equipment and technology providers and the Fund will be concentrated in the clean energy industry. For these purposes, the “clean energy” universe includes biofuel and biomass, ethanol and fuel alcohol, geothermal energy, hydroelectricity, solar and wind energy.

•  Asset Class Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Emerging Markets Risk

•  Energy Sector Risk

•  Foreign Securities Risks

•  Geographic Risk

•  Issuer Risk

•  Legal Enforcement of Shareholder Rights Risk

•  Management Risk

•  Market Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Secondary Market Trading Risk

•  Security Risk

•  Small-Capitalization Companies Risk

•  Structural Risks

•  Tracking Error Risk

•  Trading Risk

•  Valuation Risk

34	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares S&P Global Energy Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index.	The Index measures the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The Fund will concentrate its investments in the energy sector, to approximately the same extent as the Index.

•   Asset Class Risk

•   Concentration Risk

•   Currency Risk

•   Custody Risk

•   Energy Sector Risk

•   Foreign Securities Risk

•   Geographic Risk

•   Issuer Risk

•   Legal Enforcement of Shareholder Right Risk

•   Management Risk

•   Market Risk

•   Market Trading Risks

•   Non-Diversification Risk

•   Passive Investments Risk

•   Security Risk

•   Tracking Error Risk

•   Valuation Risk

iShares S&P Global Infrastructure Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure Index.	The Index is designed to track performance of the stocks of large infrastructure companies around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities.

•   Asset Class Risk

•   Concentration Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Energy Sector Risk

•   Foreign Securities Risks

•   Geographic Risk

•   Industrial Sectors Risk

•   Issuer Risk

•   Legal Enforcement of Shareholder Rights Risk

•   Management Risk

•   Market Risk

•   Market Trading Risks

•   Non-Diversification Risk

•   Passive Investment Risk

•   Security Risk

•   Tracking Error Risk

•   Utilities Sector Risk

•   Valuation Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	35

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares S&P Global Nuclear Energy Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy Index.	The Index is designed to track the performance of the companies that S&P deems to be part of the nuclear energy related businesses that meet investability requirements and provide liquid exposure to publicly listed companies in the global nuclear energy business from both developed and emerging markets. The Fund will concentrate its investments in nuclear materials, equipment and services and nuclear energy generation industries to approximately the same extent as the Index.

•   Asset Class Risk

•   Concentration Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Energy Sector Risk

•   Foreign Securities Risks

•   Geographic Risk

•   Issuer Risk

•   Legal Enforcement of Shareholder Rights Risk

•   Management Risk

•   Market Risk

•   Market Trading Risks

•   Non-Diversification Risk

•   Passive Investment Risk

•   Reliance on Trading Partners Risk

•   Secondary Market Trading Risk

•   Security Risk

•   Small-Capitalization Companies Risk

•   Structural Risks

•   Tracking Error Risk

•   Trading Risk

•   Valuation Risk

iShares S&P Global Timber and Forestry Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber and Forestry Index.	The Index is designed to track the performance of the companies that S&P deems to be part of the timber and forestry industry and that S&P believes are important to global markets. The Fund will concentrate its investments in forest products companies, timber real estate investment trusts (“REITS”), paper products companies, paper packaging companies and agricultural products companies to approximately the same extent as the Index.

•   Asset Class Risk

•   Concentration Risk

•   Currency Risk

•   Custody Risk

•   Emerging Markets Risk

•   Foreign Securities Risks

•   Geographic Risk

•   Issuer Risk

•   Legal Enforcement of Shareholder Rights Risk

•   Management Risk

•   Market Risk

•   Market Trading Risks

•   Non-Diversification Risk

•   Passive Investment Risk

•   Secondary Market Trading Risk

•   Security Risk

•   Small-Capitalization Companies Risk

•   Structural Risks

•   Timber and Forestry Risk

•   Tracking Error Risk

•   Trading Risk

•   Valuation Risk

36	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares S&P North American Natural Resources Sector Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector Index.

The index measures the performance of U.S. traded stocks of natural resource related companies in the U.S. and Canada. The underlying index includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

The Fund will concentrate its investments in such companies to approximately the same extent as the Index.

•   Asset Class Risk

•   Commodity Price Volatility Risk

•   Concentration Risk

•   Foreign Securities Risk

•   Issuer Risk

•   Management Risk

•   Market Risk

•   Market Trading Risks

•   Natural Resources Sector Risk

•   Non-Diversification Risk

•   Passive Investments Risk

•   Tracking Error Risk

iShares Silver Trust	To reflect, at any given time, the price of silver owned by the Trust at that time, less the Trust’s expenses and liabilities.	The Trust is not actively managed. It does not engage in any activities designed to obtain a profit from, or to ameliorate losses caused by, changes in the price of silver. The Trust receives silver deposited with it in exchange for the creation of Baskets of iShares, sells silver as necessary to cover the trust expenses and other liabilities and delivers silver in exchange for Baskets of iShares surrendered to it for redemption.	• Changes in Economic Conditions Risk • Changes in Speculators’ Outlook • Commodity Price Volatility Risk • Increases in Hedging Activity by Producers
INTERNATIONAL/EMERGING MARKETS EQUITIES
EQ/AllianceBernstein International Portfolio	Seeks to achieve long-term growth of capital	The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities Risk and Emerging Markets Risk

•   Growth Investing Risk

•   Investment Grade Securities Risk

•   Interest Rate Risk

•   Value Investing Risk

EQ/BlackRock International Value Portfolio	Seeks to provide current income and long-term growth of income, accompanied by growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. The Portfolio invests primarily in the securities of companies located in the developed foreign markets.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Foreign Securities and Emerging Markets Risk

•   Large-Cap Company Risk

•   Small- and Mid-Cap Company Risk

•   Value Investing Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/International Core PLUS Portfolio	Seeks to achieve long-term growth of capital	The Portfolio invests primarily in foreign equity securities. The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock.

•   Convertible Securities Risk

•   Currency Risk

•   Emerging Markets Risk

•   Equity Risk

•   ETF Risk

•   Foreign Securities Risk

•   Growth Investing Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Small- and Mid-Cap Company Risk

EQ/International ETF Portfolio	Seeks long-term capital appreciation	Invests in exchange traded securities of other investment companies (“ETFs”) that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.

•   Asset Class Risk

•   Concentration Risk

•   Currency Risk

•   Custody Risk

•   Derivatives Risk

•   Equity Risk

•   European Economic Risk

•   Focused Portfolio Risk

•   Foreign Securities and Emerging Markets Risk

•   Inactive Market Risk

•   Investment Company Risk

•   Investment Style Risk

•   Issuer Risk

•   Large-Cap Company Risk

•   Legal Enforcement of Shareholder Rights Risk

•   Leveraging Risk

•   Liquidity Risk

•   Management Risk

•   Market Risk

•   Net Asset Value Risk

•   Opportunity Risk

•   Passive Investment Risk

•   Portfolio Management Risk

•   Secondary Market Trading Risks

•   Security Risk

•   Small- and Mid-Cap Company Risk

•   Tracking Error Risk

•   Trading Risk

•   Underlying ETF Management Risk

•   Valuation Risk

EQ/International Growth Portfolio	Seeks to achieve capital appreciation	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies, including emerging markets equity securities, that the Adviser believes offer the potential for above-average earnings growth.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Equity Risk

•   Foreign Investing and Emerging Markets Risk

•   Geographic Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Portfolio Turnover Risk

•   Small- and Mid-Cap Company Risk

38	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Oppenheimer Global Portfolio	Seeks to achieve capital appreciation	The Portfolio invests primarily in equity securities of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities, including depositary receipts, and can invest in any country, including emerging markets.

•   Convertible Securities Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Exchange Traded Funds Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Liquidity Risk

•   Portfolio Turnover Risk

•   Small- and Mid-Cap Company Risk

•   Special Situations Risk

EQ/AXA Templeton Growth Core Portfolio	Seeks to achieve long-term capital growth	The Portfolio invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The Portfolio may invest in securities in any capitalization range, but may only invest to a limited extent in securities issued by small capitalization companies.

•   Convertible Securities Risk

•   Credit risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Real Estate Investing risk

•   Small-Cap and Mid-Cap Company Risk

•   Value Investing Risk

EQ/Global Multi-Sector Equity Portfolio	Seeks to achieve long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of foreign companies, including emerging market equity securities.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Growth Investing Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Junk Bond and Lower Rated Securities Risk

•   Liquidity Risk

•   Multiple Adviser Risk

•   Portfolio Turnover Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	39

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares JPMorgan USD Emerging Markets Bond Fund	Seeks results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index.	The fund generally will invest at least 90% of its assets in the securities of its underlying index. The fund uses a representative sampling indexing strategy to try to track the index.

•  Asset Class Risk

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Emerging Markets Risks

•  Foreign Securities Risk

•  Geographic Risk

•  High Yield Risk

•  Interest Rate Risk

•  Issuer Risk

•  Liquidity Risk

•  Management Risk

•  Market Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investments Risk

•  Secondary Market Trading Risk

•  Securities Market Risk

•  Security Risk

•  Sovereign Obligations Risk

•  Structural Risks

•  Tracking Error Risk

•  Valuation Risk

iShares® MSCI EAFE Small Cap Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index.	The Fund generally will invest at least 90% of its assets in the securities of its underlying index or in depositary receipts representing securities in the underlying index. The Fund uses a representative sampling indexing strategy to try to achieve the Fund’s investment objective.

•  Asset Class Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Economic Risk

•  Foreign Securities Risks

•  Geographic Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risks

•  Non-Diversification Risk

•  Passive Investments Risk

•  Privatization Results Risk

•  Security Risk

•  Small-Capitalization Companies Risk

•  Tracking Error Risk

•  Valuation Risk

Multimanager International Equity Portfolio	Long-Term growth of capital	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes in equity securities of companies, including at least 65% of its total assets in equity securities of foreign companies (companies organized or headquartered outside of the U.S.). Foreign securities include securities issued by companies in countries with either developed or developing countries.

•  Adviser Selection Risk

•  Currency Risk

•  Equity Risk

•  Foreign Securities and Emerging Markets Risk

•  Issuer-Specific Risk

•  Large-Capitalization Risk

•  Liquidity Risk

•  Portfolio Management Risk

•  Small- and Mid-Capitalization Risk

40	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INVESTMENT GRADE BOND
EQ/Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index (“Aggregate Bond Index”), including reinvestment of coupon payments, at a risk level consistent with that of the Aggregate Bond Index.

Under normal circumstances, the Portfolio invests at least 80% of its assets (plus borrowings for investment purposes), determined at the time of purchase, in debt securities that are included in the Aggregate Bond Index. The Portfolio seeks to achieve its investment objective at a risk level consistent with that of the Index. The Portfolio generally invests in a well-diversified portfolio that is representative of the domestic investment grade bond market.

•  Credit/Default Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

EQ/Core Bond Index Portfolio

Seeks to achieve a total return before expenses that approximates the total return performance of the Aggregate Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Aggregate Bond Index.

Under normal circumstances the Portfolio invests, at least 80% of its net assets, plus borrowings for investment purposes, in securities that comprise the U.S. Aggregate Bond Index, which covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities.

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Index-Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Turnover Risk

EQ/Global Bond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies.

•  Credit Risk

•  Currency Risk

•  Emerging Markets Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

EQ/Government Securities Portfolio	Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees.	• Fixed Income Risk • Interest Rate Risk • Mortgage-Backed Securities Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	41

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Intermediate Government Bond Index Portfolio

Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate Government Bond Index (“Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Government Bond Index.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities that comprise the Barclays Capital Intermediate Government Bond Index, which is an unmanaged index that measures the performance of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

•  Credit Risk

•  Derivatives Risk

•  ETF Risk

•  Fixed Income Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Zero Coupon Risk

EQ/Long Term Bond Portfolio	Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities.	• Credit Risk • Fixed Income Risk • Interest Rate Risk • Investment Grade Securities Risk • Liquidity Risk • Mortgage-Backed and Asset-Backed Securities Risk
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.	• Banking Industry Sector Risk • Credit Risk • Fixed Income Risk • Foreign Securities Risk • Interest Rate Risk • Money Market Risk • Mortgage-Backed and Asset-Backed Securities Risk
EQ/PIMCO UltraShort Bond Portfolio	Seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	The Portfolio invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. The average Portfolio duration is expected to be less than one year.

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Futures and Options Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Leveraging Risk

•  Liquidity Risk

•  Loan Participation and Assignments Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Turnover Risk

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Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities that are rated investment grade at the time of purchase, or unrated, fixed income securities that the Adviser determines to be of comparable quality.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Derivatives Risk

•  ETF Risk

•  Fixed Income Risk

•  Foreign Securities and
Emerging Markets Risk

•  Index-Fund Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Liquidity Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

EQ/Short Duration Bond Portfolio	Seeks to achieve current income with reduced volatility of principal.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

•  Convertible Securities Risk

•  Credit Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

Multimanager Core Bond Portfolio	To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in investment grade bonds. The Portfolio may purchase bonds of any maturity, but generally the portfolio’s overall effective duration will be of an intermediate-term nature (similar to that of five- to seven-year U.S. Treasury notes) and have a comparable duration to that of the Lehman Brothers Aggregate Bond Index (currently, approximately 4.45 years).

•  Adviser Selection Risk

•  Credit/Default Risk

•  Currency Risk

•  Derivatives Risk

•  Foreign Investing and emerging Markets Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Issuer-Specific Risk

•  Leverage Risk

•  Liquidity Risk

•  Lower-Rated Securities Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Management Risk

•  Portfolio Turnover Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	43

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
HIGH YIELD BOND
EQ/Caywood-Scholl High Yield Bond Portfolio	Seeks to maximize current income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are rated below investment grade. The Portfolio generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s or B- to BB+ by S&P, which are commonly known as “junk bonds.”

•  Credit Risk

•  Convertible Securities Risk

•  Currency Risk

•  Derivatives Risk

•  Fixed Income Risk

•  Foreign Securities Risk

•  Interest Rate Risk

•  Junk Bonds or Lower Rated Securities Risk

•  Liquidity Risk

•  Portfolio Turnover Risk

Multimanager High Yield Portfolio	High total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds that are rated below investment grade (so called “junk bonds”). Junk bonds generally are rated Ba or lower by Moody’s or BB or lower by S&P or, if unrated, determined to be of comparable quality by an Adviser. The Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers.

•  Adviser Selection Risk

•  Credit/Default Risk

•  Currency Risk

•  Derivatives Risk

•  Foreign Investing and Emerging Markets Risk

•  Interest Rate Risk

•  Issuer-Specific Risk

•  Leverage Risk

•  Liquidity Risk

•  Lower-Rated Securities Risk

•  Loan Participation Risk

•  Mortgage-Backed and Asset-Backed Securities Risk

•  Portfolio Management Risk

•  Portfolio Turnover Risk

44	More information on risks and benchmarks and the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

3. Management of the Trust

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolio. The Trust issues shares of beneficial interest that are currently divided among sixty-nine (69) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA and Class IB shares of one (1) Portfolio. The Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. More detailed information concerning the Manager is included in the description for the Portfolio in the section “About The Investment Portfolio.”

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolio. In addition to its managerial responsibilities, the Manager is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for the Portfolio, the Manager will periodically establish specific percentage targets for each asset category and each Underlying Portfolio and Underlying ETF to be held by the Portfolio using the Manager’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. The Manager also will rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its asset allocation range.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2008.

Management Fees

The Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) that the Manager received in 2008 for managing the Portfolio and the rate of the management fees waived by the Manager in 2008 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to the Portfolio.

Management Fees Paid by the Portfolio in 2008

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
All Asset Allocation	0.10%	0.20%

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, the Portfolio pays AXA Equitable a fee at an annual rate of 0.15% of the Portfolio’s total average daily net assets plus $35,000. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with the Portfolio. In this connection, the Manager’s selection of Underlying Portfolio’s may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting until April 30, 2010 (unless the board of trustees consents to an earlier revision or termination of this arrangement) the expenses of the Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to the Portfolio (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, expenses of Underlying Portfolios and Underlying ETFs, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) are limited to the following respective expense ratios:

Expense Limitation Provisions

Portfolios	Total Expenses Limited to (% of daily net assets)
	Class IA Shares	Class IB Shares
All Asset Allocation Portfolio	0.10%	0.35%

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses.

EQ Advisors Trust	Management of the Trust	45

4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of the Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolio. The annual fee currently equals 0.25% (subject to a 0.50% maximum under the Distribution Plan) of the Portfolio’s average daily net assets attributable to Class IB shares. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

46	Fund distribution arrangements	EQ Advisors Trust

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. The Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for the Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolio. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, the Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, the Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest a significant portion of their assets in foreign securities (e.g. Multimanager International Equity Portfolio, EQ/AllianceBernstein International Portfolio, EQ/International Growth Portfolio, EQ/BlackRock International Value Portfolio, MarketPLUS International Core, EQ/Oppenheimer Global Portfolio and EQ/International ETF Portfolio), the securities of small- and mid-capitalization companies (e.g. Multimanager Mid Cap Growth Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, Multimanager Small Cap Value Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio and EQ/Oppenheimer Main Street Opportunity Portfolio) or high-yield securities (e.g. Multimanager High Yield Portfolio and EQ/Caywood-Scholl High Yield Bond Portfolio), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolio discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, the Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to

EQ Advisors Trust	Buying and selling shares	47

portfolio assets, in the Portfolio. The Trust aggregates inflows or outflows for the Portfolio on a daily basis. When a potentially disruptive transfer into or out of the Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

48	Buying and selling shares	EQ Advisors Trust

6. How portfolio shares are priced

“Net asset value” is the price of one share of a portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by the Portfolio or its designated agent.

•

The Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying Portfolios and Underlying ETFs that may invest heavily in foreign securities which sometimes trade on days when the Portfolio’s, the Underlying Portfolios’, and the Underlying ETFs’, shares are not priced.

Shares of the Underlying Portfolios held by the Portfolio are valued at their respective net asset values. Shares of the Underlying ETFs held by the Portfolio are valued at their most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price. Generally, other portfolio securities and assets of the Portfolio as well as portfolio securities and assets held by the Underlying Portfolios are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

EQ Advisors Trust	How portfolio shares are priced	49

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolio.

Tax Consequences

The Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. The Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that the Portfolio will be operated to have no federal tax liability, if the Portfolio does have federal tax liability, that would hurt its investment performance. Also, to the extent the Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that could reduce its investment performance.

It is important for the Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements), because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet investment diversification rules for separate accounts. If the Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors the Portfolio’s compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contract holders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

50	Dividends and other distributions and tax consequences	EQ Advisors Trust

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to- earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

EQ Advisors Trust	Glossary of Terms	51

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

All Asset Allocation Portfolio(a):

52	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolio, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the Portfolio’s investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolio, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities holdings is available in the Portfolio’s SAI.

To order a free copy of the Portfolio’s SAI and/or Annual and Semi-Annual Report,

request other information about the Portfolio, or make shareholder inquiries contact your financial professional, or the Portfolio at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

EQ Advisors Trust currently does not maintain a website where shareholders can access the SAI or shareholder reports.

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolio (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust

EQ Advisors TrustSM

Prospectus dated May 1, 2009

This prospectus describes five (5) Portfolios* offered by EQ Advisors Trust and the Class IA or Class IB shares offered by the Trust on behalf of the Portfolios. This prospectus contains information you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

Crossings Allocation Portfolios

Crossings Conservative Allocation Portfolio

Crossings Conservative-Plus Allocation Portfolio

Crossings Moderate Allocation Portfolio

Crossings Moderate-Plus Allocation Portfolio

Crossings Aggressive Allocation Portfolio

*	Not all of these Portfolios may be available in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Class IA and Class IB Crossings Allocation Portfolios

(34891)

EQ Advisors Trust

Introduction

EQ Advisors Trust (“Trust”) is comprised of sixty-[nine] (6[9]) distinct mutual funds, each with its own investment strategy and risk/reward profile. This prospectus describes the Class IA and Class IB shares of the five (5) Crossings Allocation Portfolios of the Trust. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. The Crossings Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Each Crossings Allocation Portfolio is a diversified Portfolio. Information on each Crossings Allocation Portfolio, including the investment objective, investment strategies and investment risks, can be found on the pages following this introduction. Except as otherwise noted, the investment objective and investment policies of each Crossings Allocation Portfolio may be changed without a shareholder vote.

The Trust’s shares are currently sold only to (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”) issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, and other affiliated or unaffiliated insurance companies; and (ii) The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. This prospectus is designed to help you make informed decisions about the Crossings Allocation Portfolios that are available under your Contract, the Equitable Plan or your retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

The investment manager to the Crossings Allocation Portfolios is AXA Equitable (the “Manager”). The Manager, through its AXA Funds Management Group unit, provides the day-to-day management of the Crossings Allocation Portfolios. Information regarding AXA Equitable is included under “Management Team” in this prospectus.

The co-distributors for each Crossings Allocation Portfolio are AXA Advisors, LLC and AXA Distributors, LLC (“Co-Distributors”).

An investment in a Crossings Allocation Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

2	Introduction	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

The Crossings Allocation Portfolios at a Glance

The Crossings Allocation Portfolios are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the Crossings Allocation Portfolios based on their risk tolerance, investment time horizons and personal investment goals.

There are five Crossings Allocation Portfolios — Crossings Conservative Allocation Portfolio, Crossings Conservative-Plus Allocation Portfolio, Crossings Moderate Allocation Portfolio, Crossings Moderate-Plus Allocation Portfolio and Crossings Aggressive Allocation Portfolio (each Crossings Allocation Portfolio may be referred to herein as a “Portfolio” or together as the “Portfolios”). Each Crossings Allocation Portfolio pursues its investment objective by investing in other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable and exchange traded securities of other registered investment companies (“Underlying ETFs”). The chart below illustrates each Crossings Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:

Crossings Allocation Portfolios	Income	Growth of Capital
Crossings Conservative Allocation Portfolio	High	Low
Crossings Conservative-Plus Allocation Portfolio	Medium to High	Low to Medium
Crossings Moderate Allocation Portfolio	Medium	Medium to High
Crossings Moderate-Plus Allocation Portfolio	Low	Medium to High
Crossings Aggressive Allocation Portfolio	Low	High

AXA Equitable, under the oversight of the Trust’s Board of Trustees (the “Board”), has established an asset allocation target for each Crossings Allocation Portfolio. This target is the approximate percentage of each Portfolio’s assets that is invested in either equity securities or fixed income securities (referred to herein as “asset classes”) as represented by equity securities holdings or fixed income securities holdings of Underlying Portfolios and Underlying ETFs in which the Portfolio invests. Subject to this asset allocation target, AXA Equitable also has established target investment percentages for each asset category in which a Crossings Allocation Portfolio invests. Each target investment percentage is an approximate percentage of a Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios and Underlying ETFs whose individual securities holdings fall within such asset category. As used in this prospectus, the term “asset category” refers to specific types of securities within each asset class (i.e., international equity securities, large cap equity securities, small/mid cap equity securities, investment grade bonds, and high yield bonds). These asset allocation targets and target investment percentages may be changed without shareholder approval.

AXA Equitable establishes the asset allocation targets for each asset class and the target investment percentages for each asset category and identifies the specific Underlying Portfolios and Underlying ETFs in which to invest using its proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories, Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. AXA Equitable may change the asset allocation targets and the target investment percentages and may add new Underlying Portfolios and Underlying ETFs or replace existing Underlying Portfolios and Underlying ETFs. AXA Equitable may sell a Portfolio’s holdings in an Underlying Portfolio or Underlying ETF in order to invest in another Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities. AXA Equitable does not intend to engage in active and frequent trading on behalf of the Crossings Allocation Portfolios. The following chart describes the current asset allocation targets and target investment percentages among the asset classes and asset categories for each Crossings Allocation Portfolio.

Asset Class	Crossings Conservative Allocation	Crossings Conservative-Plus Allocation	Crossings Moderate Allocation	Crossings Moderate-Plus Allocation	Crossings Aggressive Allocation
Percentage of Equity	20%	40%	50%	70%	90%
• International	5%	10%	15%	20%	25%
• Large Cap	10%	20%	25%	35%	45%
• Small/Mid Cap	5%	10%	10%	15%	20%
Percentage of Fixed Income*	80%	60%	50%	30%	10%
• Investment Grade	75%	55%	45%	30%	10%
• High Yield	5%	5%	5%	0%	0%
*	The target investment percentages for the investment grade and high yield fixed income classes may include securities of both U.S. and foreign issuers.

Actual allocations can deviate from the amounts shown above by up to 15% for each asset class and asset category. Each Crossings Allocation Portfolio also may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. In addition, each Crossings

4	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

Allocation Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the holdings of the Underlying Portfolios and Underlying ETFs in which it invests. The Crossings Allocation Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, AXA Equitable will rebalance each Crossings Allocation Portfolio’s holdings periodically to bring the Portfolio’s asset allocation back into alignment with its asset allocation targets and target investment percentages. Second, AXA Equitable will not allocate any new investment dollars to any Underlying Portfolio or Underlying ETF that holds securities of a particular asset class or asset category whose maximum percentage has been exceeded. Third, AXA Equitable will allocate new investment dollars on a priority basis to Underlying Portfolios and Underlying ETFs that hold securities of a particular asset class or asset category whose minimum percentage has not been achieved.

In order to give you a better understanding of the types of Underlying Portfolios and Underlying ETFs in which the Crossings Allocation Portfolios currently may invest, the table below lists the Underlying Portfolios and Underlying ETFs divided by asset category, based on each Underlying Portfolio’s or Underlying ETF’s primary securities holdings. Each of the Underlying Portfolios is advised by AXA Equitable and may be sub-advised by other advisers, certain of which are affiliates of AXA Equitable. In this connection, AXA Equitable’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with a Crossings Allocation Portfolio, you will also indirectly bear the fees of the Underlying Portfolios and Underlying ETFs which, with respect to the Underlying Portfolios, include management and administration fees paid to AXA Equitable, and in certain instances, advisory fees paid by AXA Equitable to its affiliates. The Crossings Allocation Portfolios will purchase Class A/IA shares of the Underlying Portfolios, which are not subject to distribution or service (Rule 12b-1) fees. Additional Information regarding the Underlying ETFs is included in their current prospectuses.

Investment Grade Bond	High Yield Bond

EQ/Bond Index Portfolio	Multimanager High Yield Portfolio
EQ/Global Bond PLUS Portfolio
EQ/PIMCO UltraShort Bond Portfolio
EQ/Quality Bond PLUS Portfolio

Large Cap Equities	Small/Mid Cap Equities

EQ/Equity 500 Index Portfolio	EQ/Small Company Index Portfolio
EQ/Large Cap Core PLUS Portfolio	EQ/Mid Cap Value PLUS Portfolio
EQ/Large Cap Growth Index Portfolio
EQ/Large Cap Growth PLUS Portfolio
EQ/Large Cap Value Index Portfolio
EQ/Large Cap Value PLUS Portfolio

International Equities

EQ/International ETF Portfolio
EQ/Global Multi-Sector Equity Portfolio
iShares® MSCI Emerging Markets Index Fund
EQ/International Core PLUS Portfolio

Please note that the Underlying Portfolios may already be available directly as an investment option in your Contract and that an investor in any of the Crossings Allocation Portfolios bears both the expenses of the particular Crossings Allocation Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a Crossings Allocation Portfolio instead of in the Crossings Allocation Portfolio itself. However, not all of the Underlying Portfolios of a Crossings Allocation Portfolio may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	5

Crossings Allocation Portfolios

Crossings Conservative Allocation Portfolio

INVESTMENT GOAL

Seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 80% of its assets in fixed income investments and approximately 20% of its assets in equity investments through investments in Underlying Portfolios and Underlying ETFs. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios and Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	5%
Large Cap Equity Securities	10%
Small/Mid Cap Equity Securities	5%
Investment Grade Bonds	75%
High Yield Bonds	5%

The target investment percentages for investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. The high yield fixed income asset class includes high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs in combination, to be appropriate for the Portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each Crossings Allocation Portfolio invests in Underlying Portfolios, it will indirectly bear fees and expenses charged by the Underlying Portfolios in addition to the Crossings Allocation Portfolio’s direct fees and expenses. The investments of each Crossings Allocation Portfolio are concentrated in the Underlying Portfolios and, thus, each Crossings Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios in which it invests. Because the Crossings Allocation Portfolios invest in Underlying Portfolios, each Crossings Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s NAV. In addition, the Crossings Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios invest. Both the Crossings Allocation Portfolios and the Underlying Portfolios are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent a Crossings Allocation Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities and/or foreign securities, the Crossings Allocation Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, loan participation risk, lower-rated securities risk and mortgage-backed and asset-backed securities risk. The risks associated with an Underlying Portfolio’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Risks Associated with Underlying ETFs — When a Crossings Allocation Portfolio invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, a Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an Underlying ETF could be adversely impacted. The principal risks of investing in Underlying ETFs generally are similar to those risks discussed above under “Risks Associated with Underlying Portfolios.” The

6	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

Underlying ETFs are also subject to the following risks which are described in more detail in the section entitled “More About Investment Strategies & Risks - General Risks of Underlying ETFs”: ETF Management Risk, Inactive Market Risk, Market Risk, Net Asset Value Risk, Passive Investment Risk, Portfolio Management Risk, Tracking Error Risk, Value Risk.

•

Affiliated Portfolio Risk — In managing the Crossings Allocation Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating each of the Crossings Allocation Portfolio’s assets among the various Underlying Portfolios both because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

•

Market Risk — The Underlying Portfolios’ and Underlying ETFs’ share prices, and thus the share price of the Crossings Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios and Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios and Underlying ETFs fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is January 3, 2008. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Average Annual Total Returns
	One Year	Since Inception
Crossings Conservative Allocation Portfolio — Class IA Shares	%	%
Crossings Conservative Allocation Portfolio — Class IB Shares	%	%
Conservative Allocation Composite Index†	%	%
Barclays Capital U.S. Aggregate Bond Index†*	%	%
MSCI EAFE Index†	%	%
S&P 500 Index†*	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
*	Effective May 1, 2009, the Portfolio has changed it benchmarks to the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index. The Manager believes that these benchmarks reflect more closely the securities and sectors in which the Portfolio invests.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	7

Crossings Allocation Portfolios (continued)

Crossings Conservative-Plus Allocation Portfolio

INVESTMENT GOAL

Seeks current income and growth of capital, with a greater emphasis on current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 60% of its assets in fixed income investments and approximately 40% of its assets in equity investments through investments in Underlying Portfolios and Underlying ETFs. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios and Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	10%
Large Cap Equity Securities	20%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	55%
High Yield Bonds	5%

The target investment percentages for investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. The high yield fixed income asset class includes high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying Portfolios and Underlying ETFs in addition to the Crossings Allocation Portfolio’s direct fees and expenses. The investments of each Crossings Allocation Portfolio are concentrated in the Underlying Portfolios and Underlying ETFs and, thus, each Crossings Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios and Underlying ETFs in which it invests. Because the Crossings Allocation Portfolios invest in Underlying Portfolios and Underlying ETFs, each Crossings Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s and Underlying ETF’s NAV. In addition, the Crossings Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest. Both the Crossings Allocation Portfolios and the Underlying Portfolios and Underlying ETFs are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Crossings Allocation Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, loan participation risk, lower-rated securities risk and mortgage-backed and asset-backed securities risk. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Risks Associated with Underlying ETFs — When a Crossings Allocation Portfolio invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, a Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the Underlying Portfolio of securities. The market price of an Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an

8	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

Underlying ETF could be adversely impacted. The principal risks of investing in Underlying ETFs generally are similar to those risks discussed above under “Risks Associated with Underlying Portfolios and Underlying ETFs.” The Underlying ETFs are also subject to the following risks which are described in more detail in the section entitled “More About Investment Strategies & Risks — General Risks of Underlying ETFs”: ETF Management Risk, Inactive Market Risk, Market Risk, Net Asset Value Risk, Passive Investment Risk, Portfolio Management Risk, Tracking Error Risk, Value Risk.

•

Affiliated Portfolio Risk — In managing the Crossings Allocation Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating each of the Crossings Allocation Portfolio’s assets among the various Underlying Portfolios and Underlying ETFs both because the fees payable to it by some of the Underlying Portfolios and Underlying ETFs are higher than the fees payable by other Underlying Portfolios and Underlying ETFs and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios and Underlying ETFs, its affiliates are responsible for sub-advising, the Underlying Portfolios and Underlying ETFs.

•

Market Risk — The Underlying Portfolios’ and Underlying ETFs’ share prices, and thus the share price of the Crossings Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios and Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios and Underlying ETFs fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is January 3, 2008. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Average Annual Total Returns
	One Year	Since Inception
Crossings Conservative-Plus Allocation Portfolio — Class IA Shares	%	%
Crossings Conservative-Plus Allocation Portfolio — Class IB Shares	%	%
Conservative-Plus Allocation Composite Index†	%	%
Barclays Capital U.S. Aggregate Bond Index†*	%	%
S&P 500 Index†*	%	%
MSCI EAFE Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
*	Effective May 1, 2009, the Portfolio has changed it benchmarks to the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index. The Manager believes that these benchmarks reflect more closely the securities and sectors in which the Portfolio invests.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	9

Crossings Allocation Portfolios (continued)

Crossings Moderate Allocation Portfolio

INVESTMENT GOAL

Seeks long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 50% of its assets in equity investments and approximately 50% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios and Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	15%
Large Cap Equity Securities	25%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	45%
High Yield Bonds	5%

The target investment percentages for investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. The high yield fixed income asset class includes high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying Portfolios and Underlying ETFs in addition to the Crossings Allocation Portfolio’s direct fees and expenses. The investments of each Crossings Allocation Portfolio are concentrated in the Underlying Portfolios and Underlying ETFs and, thus, each Crossings Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios and Underlying ETFs in which it invests. Because the Crossings Allocation Portfolios invest in Underlying Portfolios and Underlying ETFs, each Crossings Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s and Underlying ETF’s NAV. In addition, the Crossings Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest. Both the Crossings Allocation Portfolios and the Underlying Portfolios and Underlying ETFs are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Crossings Allocation Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, loan participation risk, lower-rated securities risk and mortgage-backed and asset-backed securities risk. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Risks Associated with Underlying ETFs — When a Crossings Allocation Portfolio invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, a Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the Underlying Portfolio of securities. The market price of an Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that

10	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

invests in such an Underlying ETF could be adversely impacted. The principal risks of investing in Underlying ETFs generally are similar to those risks discussed above under “Risks Associated with Underlying Portfolios and Underlying ETFs.” The Underlying ETFs are also subject to the following risks which are described in more detail in the section entitled “More About Investment Strategies & Risks — General Risks of Underlying ETFs”: ETF Management Risk, Inactive Market Risk, Market Risk, Net Asset Value Risk, Passive Investment Risk, Portfolio Management Risk, Tracking Error Risk, Value Risk.

•

Affiliated Portfolio Risk — In managing the Crossings Allocation Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating each of the Crossings Allocation Portfolio’s assets among the various Underlying Portfolios and Underlying ETFs both because the fees payable to it by some of the Underlying Portfolios and Underlying ETFs are higher than the fees payable by other Underlying Portfolios and Underlying ETFs and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios and Underlying ETFs, its affiliates are responsible for sub-advising, the Underlying Portfolios and Underlying ETFs.

•

Market Risk — The Underlying Portfolios’ and Underlying ETFs’ share prices, and thus the share price of the Crossings Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios and Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios and Underlying ETFs fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is January 3, 2008. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Average Annual Total Returns
	One Year	Since Inception
Crossings Moderate Allocation Portfolio — Class IA Shares	%	%
Crossings Moderate Allocation Portfolio — Class IB Shares	%	%
Moderate Allocation Composite Index†	%	%
S&P 500 Index†*	%	%
Barclays Capital U.S. Aggregate Bond Index†*	%	%
MSCI EAFE Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
*	Effective May 1, 2009, the Portfolio has changed it benchmarks to the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index. The Manager believes that these benchmarks reflect more closely the securities and sectors in which the Portfolio invests.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	11

Crossings Allocation Portfolios (continued)

Crossings Moderate-Plus Allocation Portfolio

INVESTMENT GOAL

Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios and Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	20%
Large Cap Equity Securities	35%
Small/Mid Cap Equity Securities	15%
Investment Grade Bonds	30%
High Yield Bonds	0%

The target investment percentages for investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. The high yield fixed income asset class includes high yield bonds, which are also known as “junk bonds.” Actual allocations among asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying Portfolios and Underlying ETFs in addition to the Crossings Allocation Portfolio’s direct fees and expenses. The investments of each Crossings Allocation Portfolio are concentrated in the Underlying Portfolios and Underlying ETFs and, thus, each Crossings Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios and Underlying ETFs in which it invests. Because the Crossings Allocation Portfolios invest in Underlying Portfolios and Underlying ETFs, each Crossings Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s and Underlying ETF’s NAV. In addition, the Crossings Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest. Both the Crossings Allocation Portfolios and the Underlying Portfolios and Underlying ETFs are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Crossings Allocation Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, lower-rated securities risk and mortgage-backed and asset-backed securities risk. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Risks Associated with Underlying ETFs — When a Crossings Allocation Portfolio invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, a Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the Underlying Portfolio of securities. The market price of an Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its

12	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

net asset value). The performance of a Portfolio that invests in such an Underlying ETF could be adversely impacted. The principal risks of investing in Underlying ETFs generally are similar to those risks discussed above under “Risks Associated with Underlying Portfolios and Underlying ETFs.” The Underlying ETFs are also subject to the following risks which are described in more detail in the section entitled “More About Investment Strategies & Risks — General Risks of Underlying ETFs”: ETF Management Risk, Inactive Market Risk, Market Risk, Net Asset Value Risk, Passive Investment Risk, Portfolio Management Risk, Tracking Error Risk, Value Risk.

•

Affiliated Portfolio Risk — In managing the Crossings Allocation Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating each of the Crossings Allocation Portfolio’s assets among the various Underlying Portfolios and Underlying ETFs both because the fees payable to it by some of the Underlying Portfolios and Underlying ETFs are higher than the fees payable by other Underlying Portfolios and Underlying ETFs and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios and Underlying ETFs, its affiliates are responsible for sub-advising, the Underlying Portfolios and Underlying ETFs.

•

Market Risk — The Underlying Portfolios’ and Underlying ETFs’ share prices, and thus the share price of the Crossings Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios and Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios and Underlying ETFs fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is January 3, 2008. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Average Annual Total Returns
	One Year	Since Inception
Crossings Moderate-Plus Allocation Portfolio — Class IA Shares	%	%
Crossings Moderate-Plus Allocation Portfolio — Class IB Shares	%	%
Moderate-Plus Allocation Composite Index†	%	%
S&P 500 Index†*	%	%
Barclays Capital U.S. Aggregate Bond Index†*	%	%
MSCI EAFE Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
*	Effective May 1, 2009, the Portfolio has changed it benchmarks to the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index. The Manager believes that these benchmarks reflect more closely the securities and sectors in which the Portfolio invests.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	13

Crossings Allocation Portfolios (continued)

Crossings Aggressive Allocation Portfolio

INVESTMENT GOAL

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests approximately 90% of its assets in equity investments and approximately 10% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. Subject to the asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios and Underlying ETFs that would result in the Portfolio being invested in the following asset categories in the approximate percentages shown in the chart below.

International Equity Securities	25%
Large Cap Equity Securities	45%
Small/Mid Cap Equity Securities	20%
Investment Grade Bonds	10%
High Yield Bonds	0%

The target investment percentages for investment grade and high yield fixed income asset classes may include securities of both U.S. and foreign issuers. The high yield fixed income asset class includes high yield bonds, which are also known as “junk bonds.” Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets.

The Portfolio is managed so that it can serve as a core part of your larger portfolio. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. AXA Equitable has based the target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, to be appropriate for the Portfolio’s investment objective. AXA Equitable may change the asset allocation targets, target investment percentages and the particular Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

PRINCIPAL INVESTMENT RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Risks Associated with Underlying Portfolios — Because each Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying Portfolios and Underlying ETFs in addition to the Crossings Allocation Portfolio’s direct fees and expenses. The investments of each Crossings Allocation Portfolio are concentrated in the Underlying Portfolios and Underlying ETFs and, thus, each Crossings Allocation Portfolio’s investment performance is directly related to the performance in the Underlying Portfolios and Underlying ETFs in which it invests. Because the Crossings Allocation Portfolios invest in Underlying Portfolios and Underlying ETFs, each Crossings Allocation Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Underlying Portfolio’s and Underlying ETF’s NAV. In addition, the Crossings Allocation Portfolios are subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest. Both the Crossings Allocation Portfolios and the Underlying Portfolios and Underlying ETFs are subject to certain general risks, including adviser selection risk, asset class risk, investment company securities risk, issuer-specific risk, leveraging risk, market risk, multiple adviser risk, opportunity risk, non-diversification risk, portfolio management risk, portfolio turnover risk, security risk and securities lending risk. In addition, to the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Crossings Allocation Portfolio is subject to the risks associated with investing in such securities. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in equity securities include convertible securities risk, derivatives risk, equity risk, focused portfolio risk, index-fund risk, initial public offering risk, investment style risk, large-capitalization risk, liquidity risk and small- and mid-capitalization risk. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in fixed income securities include credit/default risk, convertible securities risk, derivatives risk, index-fund risk, interest rate risk, investment grade securities risk, liquidity risk, lower-rated securities risk and mortgage-backed and asset-backed securities risk. The risks associated with an Underlying Portfolio’s and Underlying ETF’s investments in foreign securities include currency risk, depositary receipts risk, emerging markets risk, foreign investing risk and liquidity risk. These risks are discussed in detail in the section entitled “More About Investment Strategies & Risks.”

•

Risks Associated with Underlying ETFs — When a Crossings Allocation Portfolio invests in Underlying ETFs, it will indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, a Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio. In addition, while the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities the Underlying ETF is designed to track, lack of liquidity in an Underlying ETF can result in its value being more volatile than the Underlying Portfolio of securities. The market price of an Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an

14	The Crossings Allocation Portfolios at a Glance	EQ Advisors Trust

Underlying ETF could be adversely impacted. The principal risks of investing in Underlying ETFs generally are similar to those risks discussed above under “Risks Associated with Underlying Portfolios and Underlying ETFs.” The Underlying ETFs are also subject to the following risks which are described in more detail in the section entitled “More About Investment Strategies & Risks — General Risks of Underlying ETFs”: ETF Management Risk, Inactive Market Risk, Market Risk, Net Asset Value Risk, Passive Investment Risk, Portfolio Management Risk, Tracking Error Risk, Value Risk.

•

Affiliated Portfolio Risk — In managing the Crossings Allocation Portfolios, the Manager has the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating each of the Crossings Allocation Portfolio’s assets among the various Underlying Portfolios and Underlying ETFs both because the fees payable to it by some of the Underlying Portfolios and Underlying ETFs are higher than the fees payable by other Underlying Portfolios and Underlying ETFs and because the Manager is also responsible for managing, and with respect to certain Underlying Portfolios and Underlying ETFs, its affiliates are responsible for sub-advising, the Underlying Portfolios and Underlying ETFs.

•

Market Risk — The Underlying Portfolios’ and Underlying ETFs’ share prices, and thus the share price of the Crossings Allocation Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying Portfolios and Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Portfolios’ and Underlying ETFs’ investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

•

Portfolio Management Risk — The risk that AXA Equitable’s allocations among the asset classes and asset categories and its selection of the Underlying Portfolios and Underlying ETFs fail to produce the desired results.

More information about the risks of an investment in the Portfolio is provided below in “More About Investment Strategies & Risks.”

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first full calendar year of operations. The inception date for this Portfolio is January 3, 2008. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Average Annual Total Returns
	One Year	Since Inception
Crossings Aggressive Allocation Portfolio — Class IA Shares	%	%
Crossings Aggressive Allocation Portfolio — Class IB Shares	%	%
Aggressive Allocation Composite Index†	%	%
S&P 500 Index†*	%	%
Barclays Capital U.S. Aggregate Bond Index†*	%	%
MSCI EAFE Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
*	Effective May 1, 2009, the Portfolio has changed it benchmarks to the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index. The Manager believes that these benchmarks reflect more closely the securities and sectors in which the Portfolio invests.

EQ Advisors Trust	The Crossings Allocation Portfolios at a Glance	15

Fees and Expenses of the Crossings Allocation Portfolios

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the Crossings Allocation Portfolios. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses. There are no fees or charges to buy or sell shares of the Crossings Allocation Portfolios, reinvest dividends or other distributions or exchange into other portfolios.

Annual Crossings Allocation Portfolio Operating Expenses (expenses that are deducted from portfolio assets, as a percentage of average daily net assets)
	Crossings Conservative Allocation Portfolio
	Class IA	Class IB
Management fee	0.10%	0.10%
Distribution and/or service 12b-1 fees*	0.00%	0.10%
Other expenses+	%	%
Acquired Fund Fees and Expenses (Underlying Portfolios/Underlying ETFs)**	%	%
Total operating expenses	%	%
Less waivers/expense reimbursements***	%	%
Net operating expenses and Acquired Fund Fees and Expenses	%	%
Net operating expenses (excluding Acquired Fund Fees and Expenses)***	0.10%	0.20%
	Crossings Conservative-Plus Allocation Portfolio
	Class IA	Class IB
Management fee	0.10%	0.10%
Distribution and/or service 12b-1 fees*	0.00%	0.10%
Other expenses+	%	%
Acquired Fund Fees and Expenses (Underlying Portfolios/Underlying ETFs)**	%	%
Total operating expenses	%	%
Less waivers/expense reimbursements***	%	%
Net operating expenses and Acquired Fund Fees and Expenses	%	%
Net operating expenses (excluding Acquired Fund Fees and Expenses)***	0.10%	0.20%
	Crossings Moderate Allocation Portfolio
	Class IA	Class IB
Management fee	0.10%	0.10%
Distribution and/or service 12b-1 fees*	0.00%	0.10%
Other expenses+	%	%
Acquired Fund Fees and Expenses (Underlying Portfolios/Underlying ETFs)**	%	%
Total operating expenses	%	%
Less waivers/expense reimbursements***	%	%
Net operating expenses and Acquired Fund Fees and Expenses	%	%
Net operating expenses (excluding Acquired Fund Fees and Expenses)***	0.10%	0.20%
	Crossings Moderate-Plus Allocation Portfolio
	Class IA	Class IB
Management fee	0.10%	0.10%
Distribution and/or service 12b-1 fees*	0.00%	0.10%
Other expenses+	%	%
Acquired Fund Fees and Expenses (Underlying Portfolios/Underlying ETFs)**	%	%
Total operating expenses	%	%
Less waivers/expense reimbursements***	%	%
Net operating expenses and Acquired Fund Fees and Expenses	%	%
Net operating expenses (excluding Acquired Fund Fees and Expenses)***	0.10%	0.20%
	Crossings Aggressive Allocation Portfolio
	Class IA	Class IB
Management fee	0.10%	0.10%
Distribution and/or service 12b-1 fees*	0.00%	0.10%
Other expenses+	%	%
Acquired Fund Fees and Expenses (Underlying Portfolios/Underlying ETFs)**	%	%
Total operating expenses	%	%
Less waivers/expense reimbursements***	%	%
Net operating expenses and Acquired Fund Fees and Expenses	%	%
Net operating expenses (excluding Acquired Fund Fees and Expenses)***	0.10%	0.20%

16	Fees and Expenses of the Crossings Allocation Portfolios	EQ Advisors Trust

*	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and or service (12b-1) fee currently is limited to an annual rate of 0.10% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.
**	The Portfolio invests in shares of other investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
***	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative, and other fees to limit the expenses of the Portfolio until April 30, 2010 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of each Crossings Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.10% for Class IA shares and 0.20% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management Team — The Manager — Expense Limitation Agreement”.

Example

This example is intended to help you compare the direct and indirect costs of investing in each Crossings Allocation Portfolio with the cost of investing in other investment options. It does not show certain indirect costs of investing.

The example assumes that:

•	You invest $10,000 in a Crossings Allocation Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Crossings Allocation Portfolio’s operating expenses (and the expenses of the Underlying Portfolios and Underlying ETFs incurred indirectly) remain the same; and

•	The expense limitation currently in place is not renewed.

This example should not be considered a representation of past or future expenses of the Crossings Allocation Portfolios. Actual expenses may be higher or lower than those shown. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. This example does not reflect any Contract-related fees and expenses. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. In addition, the fees and expenses of the Underlying Portfolios and Underlying ETFs incurred indirectly by a Crossings Allocation Portfolio will vary depending on, among other things, the Crossings Allocation Portfolio’s allocation of assets among the Underlying Portfolios and Underlying ETFs. Based on these assumptions your costs would be:

	Crossings Conservative Allocation Portfolio		Crossings Conservative-Plus Allocation Portfolio
	Class IA	Class IB	Class IA	Class IB
1 year	$	$	$	$
3 years	$	$	$	$
5 years	$	$	$	$
10 years	$	$	$	$

	Crossings Moderate Allocation Portfolio		Crossings Moderate-Plus Allocation Portfolio
	Class IA	Class IB	Class IA	Class IB
1 year	$	$	$	$
3 years	$	$	$	$
5 years	$	$	$	$
10 years	$	$	$	$

Crossings Aggressive Allocation Portfolio
	Class IA	Class IB
1 year	$	$
3 years	$	$
5 years	$	$
10 years	$	$

EQ Advisors Trust	Fees and Expenses of the Crossings Allocation Portfolios	17

More About Investment Strategies & Risks

Each Crossings Allocation Portfolio follows a distinct set of investment strategies. To the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in equity securities, the performance of the Portfolio will be subject to the risks of investing in equity securities. To the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in fixed income securities, the performance of the Portfolio will be subject to the risks of investing in fixed income securities, which may include non-investment grade securities. To the extent a Crossings Allocation Portfolio invests in Underlying Portfolios and Underlying ETFs that invest primarily in foreign securities, the performance of the Portfolio will be subject to the risks of investing in foreign securities.

The Crossings Allocation Portfolios also may, from time to time, hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Crossings Allocation Portfolio take this action, it may not achieve its investment objective. The Crossings Allocation Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

The Underlying Portfolios and Underlying ETFs have principal investment strategies that come with inherent risks. Certain Underlying Portfolios and Underlying ETFs may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. Each Underlying Portfolio’s and Underlying ETF’s principal risks are described in more detail in the Underlying Portfolio’s and Underlying ETF’s prospectus.

General Risks of Underlying Portfolios and Underlying ETFs

Each of the Underlying Portfolios and Underlying ETFs may be subject to certain general investment risks, as discussed below.

Adviser Selection Risk. The risk that the process for selecting or replacing a sub-adviser (“Adviser”) for an Underlying Portfolio and the decision to select or replace an Adviser does not produce the intended result.

Asset Class Risk. There is the risk that the returns from the types of securities in which an Underlying Portfolio or Underlying ETF invests will underperform the general securities market or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities market.

Investment Company Securities Risk. A portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies, including ETFs. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The portfolio could lose all of its investment in a company’s securities.

Leveraging Risk. When a portfolio borrows money or otherwise leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. The Underlying Portfolios and Underlying ETFs may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Market Risk. The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Multiple Adviser Risk. Some of the Underlying Portfolios employ multiple Advisers. Each Adviser independently chooses and maintains a portfolio of securities for the Underlying Portfolio and each is responsible for investing a specific allocated portion of the Underlying Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Underlying Portfolio independently from the other Adviser(s), the same security may be held in different portions of a Underlying Portfolio, or may be acquired for one portion of an Underlying Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Underlying Portfolio. Because each Adviser directs the trading for its own portion of the Underlying Portfolio, and does not aggregate its transactions with those of the other Advisers, the Underlying Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Underlying Portfolio.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Non-Diversification Risk. When an Underlying ETF or Underlying Portfolio is classified as a “non-diversified” investment company it means that the proportion of that Underlying ETF or Underlying Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of a non-diversified Underlying ETF’s or Underlying Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Underlying ETF or

18	More About Investment Strategies & Risks	EQ Advisors Trust

Underlying Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of an Underlying ETF’s or Underlying Portfolio’s investment performance, as the Underlying ETF or Underlying Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Underlying ETF or Underlying Portfolio invests perform poorly, the Underlying ETF or Underlying Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Management Risk. The risk that the strategies used by the Underlying Portfolios’ and Underlying ETFs’ Advisers and their securities selections fail to produce the intended results.

Portfolio Turnover Risk. High portfolio turnover may result in increased transaction costs to a portfolio, which may result in higher fund expenses and lower total returns.

Security Selection Risk: The Manager or the Adviser(s) for each Portfolio, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

Security Risk. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Securities Lending Risk. For purposes of realizing additional income, each Underlying Portfolio may lend securities to broker-dealers approved by the relevant Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the loaned security. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Underlying ETFs may also lend portfolio securities. For specific information with respect to an Underlying ETF’s policies, please see the Underlying ETF’s prospectus and SAI. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially, or a decline in the value of collateral held by the Portfolio.

General Risks of Underlying ETFs

In addition to the general investment risks discussed in the section entitled “More About Investment Strategies & Risks — General Risks of Underlying Portfolios and Underlying ETFs,” an Underlying ETF may be subject to certain additional general investment risks, as discussed below.

ETF Management Risk. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each ETF may not produce the intended results.

Inactive Market Risk. Although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of ETFs will develop or be maintained. The lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the list of the shares will continue to be met or will remain unchanged.

Market Risk. An ETFs’ share prices, and thus the share price of the Portfolio that invests therein, can fall, sometimes rapidly and unpredictably, because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, a portfolio manager’s assessment of the companies in an ETF may prove incorrect, resulting in losses or poor performance even in a rising market.

Net Asset Value Risk. The market price of an ETF may be different from its net asset value (i.e., the ETF may trade at a at a discount or premium to its net asset value). The performance of a portfolio could be adversely impacted.

Passive Investment Risk. Most ETFs are not actively managed. Each ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Portfolio Management Risk. The risk that a portfolio manager’s selection of the ETFs, and its allocation and reallocation of portfolio assets among the ETFs, may not produce the desired results. The manager selects particular securities in seeking to achieve the portfolio’s objective within its overall strategy. The securities selected for the portfolio may not perform as well as other securities that were not selected for the portfolio. As a

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result, the portfolio may underperform other funds with the same objective or in the same asset class.

Tracking Error Risk. Imperfect correlation between each ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index.

Valuation Risk. The risk that an ETF has valued certain securities at a higher price than it can sell them for.

Risks of Equity Investments

Each Crossings Allocation Portfolio may invest a portion of its assets in Underlying Portfolios and Underlying ETF’s that emphasize investments in equity securities. Therefore, as an investor in a Crossings Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. In general, the performance of the Crossings Aggressive Allocation, Crossings Moderate-Plus Allocation and Crossings Moderate Allocation Portfolios will be subject to the risks of investing in equity securities to a greater extent than that of the Crossings Conservative Allocation and Crossings Conservative-Plus Allocation Portfolios. The risks of investing in equity securities may include:

Convertible Securities Risk. Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

Derivatives Risk. An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. The possible lack of a liquid secondary market for derivatives and the resulting inability of a portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk. To the extent a portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk. Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

ETFs Risk. When a portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the portfolio’s direct fees and expenses. Therefore, the cost of investing in the portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, ETFs may change their investment objectives or policies without the approval of the portfolio. If that were to occur, the portfolio might be forced to withdraw its investment from the ETF at a time that is unfavorable to the portfolio. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a portfolio that invests in such an ETF could be adversely impacted. ETFs are also subject to certain general risks, which are discussed in the section entitled “More About Investment Strategies & Risks—General Risks of Underlying ETFs.”

Focused Portfolio Risk. Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the portfolio’s net asset value.

Index-Fund Risk. An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such funds cannot modify their investment strategies to respond

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to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Initial Public Offering (“IPO”) Risk. A portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the portfolio will receive an allocation of shares. To the extent a portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on portfolios with small asset bases. There is no guarantee that as those portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Investment Style Risk. The adviser to an Underlying Portfolio or an Underlying ETF may use a particular style or set of styles, such as “growth” or “value” styles, to select investments for the portfolio. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the portfolio’s share price.

Growth Investing Risk. Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisers, regardless of movements in the securities market.

Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Capitalization Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Small- and Mid-Capitalization Risk. There may be an increased risk for portfolios that invest in small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and a portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

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Risks of Fixed Income Investments

Each Crossings Allocation Portfolio may invest a portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in debt securities. Therefore, as an investor in a Crossings Allocation Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds.

Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Underlying Portfolio’s and Underlying ETF’s investment strategies. In addition to bonds, debt securities also include money market instruments.

In general, the performance of the Crossings Conservative Allocation, Crossings Conservative-Plus Allocation and Crossings Moderate Allocation Portfolios will be subject to the risks of investing in fixed income securities to a greater extent than that of the Crossings Aggressive Allocation and Crossings Moderate-Plus Allocation Portfolios. The risks of investing in fixed income securities may include:

Credit/Default Risk. The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment-grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s creditworthiness.

Convertible Securities Risk. Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the portfolios in convertible debt securities are not subject to any ratings restrictions, although the adviser of a portfolio will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest and/or continue to hold the securities.

Derivatives Risk. An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. The possible lack of a liquid secondary market for derivatives and the resulting inability of a portfolio to sell or otherwise close a derivatives position could expose the portfolio to losses and could make derivatives more difficult for the portfolio to value accurately. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Index-Fund Risk. An index fund invests in the securities included in a specific index or substantially identical securities regardless of market trends. Such funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Interest Rate Risk. The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on funds holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by Standard & Poor’s Ratings Group (“S&P”) and Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment grade securities, but securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

Loan Participation Risk. A portfolio’s investments in loan participations and assignments are subject to the risk that the financial

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institution acting as agent for all interests in a loan might fail financially. It is also possible that the portfolio could be held liable as a co-lender.

Lower-Rated Securities Risk (also referred to as Junk Bond/Below Investment Grade Securities Risk). Lower rated bonds are especially subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength and tend to be more greatly affected by economic downturn than issuers of higher grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a portfolio’s net asset value. A portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. Lower-rated securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a lower rated security’s value will decrease in a rising interest rate market, as will the value of a portfolio’s assets. If a portfolio experiences unexpected net redemptions, this may force it to sell its lower-rated securities, without regard to their investment merits, thereby decreasing the asset base upon which the portfolio expenses can be spread and possibly reducing the portfolio’s rate of return.

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Portfolio or an Underlying ETF that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If an Underlying Portfolio or Underlying ETF purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Underlying Portfolio or Underlying ETF as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Underlying Portfolio or Underlying ETF as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed and asset-backed securities may affect the liquidity of such securities, which means that an Underlying Portfolio or Underlying ETF may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and an Underlying Portfolio or Underlying ETF may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Risks of Foreign Securities Investments

Each Crossings Allocation Portfolio may invest a varying portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in foreign securities. Therefore, as an investor in a Crossings Allocation Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities.

The following is a more detailed description of the primary risks of investing in foreign securities:

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. A change in the value of any such currency against the

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U.S. dollar will result in a change in the U.S. dollar value of a portfolio’s assets and income.

Depositary Receipts Risk. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued through the world) each evidence a similar ownership arrangement. An Underlying Portfolio or Underlying ETF may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, an Underlying Portfolio or Underlying ETF investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Foreign Investing Risk. The value of a portfolio’s investment in foreign securities may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. Foreign markets also may be less liquid and more volatile than U.S. markets. These risks are greater generally for investments in emerging market issuers than for issuers in more developed countries.

Geographic Risk. The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition certain markets are prone to natural disasters, such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to such environmental events.

Political/Economic Risk. Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on an Underlying Portfolio’s or Underlying ETF’s foreign investments.

Regulatory Risk. Less information may be available about foreign companies. In general, foreign companies are not subject to uniform, accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

Benchmarks

The performance of each of the Crossings Allocation Portfolios as shown in the section “The Crossings Allocation Portfolios at a Glance” is compared to that of a broadbased securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in this Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

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MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE Index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE Index. The MSCI EAFE Index returns assume dividends are reinvested net of withholding taxes and do not reflect any fees or expenses.

Standard & Poor’s 500 Composite Stock Index (referred to herein as “S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The Index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

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Information Regarding the Underlying Portfolios and Underlying ETFs

The following is additional information regarding the Underlying Portfolios and Underlying ETFs. If you would like more information about the Underlying Portfolios, and Underlying ETFs their Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

AXA Premier VIP Trust

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
INVESTMENT GRADE BOND
EQ/Bond Index Portfolio	Seeks a total return before expenses that approximates the total return performance of the Lehman Brothers Aggregate Bond Index (“Bond Index”), including reinvestment of coupon payments, at a risk level consistent with that of the Bond Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities that are included in the Barclays Capital U.S. Aggregate Bond Index. The Portfolio generally invests in a well-diversified portfolio that is representative of the domestic investment grade bond market.	• Credit Risk • Derivatives Risk • Fixed Income Risk • Index Fund Risk • Interest Rate Risk • Investment Grade Securities Risk • Liquidity Risk • Mortgage-Backed and Asset-Backed Securities Risk
EQ/Global Bond PLUS Portfolio	Seeks to achieve capital growth and current income.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities, including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies.

•   Asset-Backed Securities Risk

•   Credit Risk

•   Currency Risk

•   Emerging Markets Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Junk Bonds or Lower Rated Securities Risk

•   Liquidity Risk

•   Mortgage-Backed Securities Risk

•   Multiple Adviser Risk

EQ/PIMCO UltraShort Bond	Seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	The Portfolio invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities of varying maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. The average Portfolio duration is expected to be less than one year.

•   Asset-Backed Securities Risk

•   Credit Risk

•   Currency Risk

•   Derivatives Risk

•   Emerging Markets Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities Risk

•   Futures and Options Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Junk Bonds or Lower Rated Securities Risk

•   Leveraging Risk

•   Liquidity Risk

•   Loan Participation Risk

•   Mortgage-Backed Securities Risk

•   Portfolio Turnover Risk

26	Information Regarding the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities that are rated investment grade at the time of purchase, or unrated, fixed income securities that the Adviser determines to be of comparable quality.

•   Credit Risk

•   Convertible Securities Risk

•   Currency Risk

•   Derivatives Risk

•   Fixed Income Risk

•   Foreign Securities and
Emerging Markets Risk

•   ETF Risk

•   Index-Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Liquidity Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Multiple Adviser Risk

•   Zero Coupon and Pay-in-Kind Securities Risk

•   Portfolio Turnover Risk

LARGE CAP EQUITIES
EQ/Equity 500 Index Portfolio	Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500 Index. The Portfolio seeks to hold all 500 securities in the S&P 500 Index in the exact weight each represents in that index.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). For purposes of this Portfolio, the words “reasonable current income” mean moderate income. Under normal circumstances, the Portfolio allocates its assets in the following manner: (1) approximately 30% of its assets are actively managed by an Adviser; (2) approximately 60% of its assets track the performance of the S&P 500 Index; and (3) approximately 10% of its assets invest in ETFs. Each such allocation may deviate by up to 15% of the Portfolio’s net assets.

•   Convertible Securities Risk

•   Currency Risk

•   ETF Risk

•   Emerging Market Risk

•   Equity Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk

•   Growth Investing Risk

•   Index-Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Portfolio Turnover Risk

•   Value Investing Risk

EQ Advisors Trust	Information Regarding the Underlying Portfolios and Underlying ETFs	27

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Growth Index Portfolio

Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000 Growth Index.

		Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Growth Index at the time of initial investment. The Portfolio seeks to hold all securities in the Index in the exact weight each represents in the Index.	• Derivatives Risk • Equity Risk • Growth Investing Risk • Index-Fund Risk • Large-Cap Company Risk
EQ/Large Cap Growth PLUS Portfolio	Seeks to provide long-term capital growth.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Under normal circumstances, the Portfolio allocates its assets in the following manner: (1) approximately 30% of its assets are actively managed by an Adviser; (2) approximately 60% of its assets track the performance of the Russell 1000 Growth Index; and (3) approximately 10% of its assets invest in ETFs. Each such allocation may deviate by up to 15% of the Portfolio’s net assets.

•   Convertible Securities Risk

•   Currency Risk

•   Emerging Markets Risk

•   Equity Risk

•   ETF Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk

•   Growth Investing Risk

•   Index-Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Portfolio Turnover Risk

EQ/Large Cap Value Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends at a risk level consistent with the Russell 1000 Value Index.	The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000 Value Index. The Portfolio will be constructed and maintained by utilizing a replication construction technique. That is, holding each company in proportion to its market capitalization weight in the Russell 1000 Value Index, although in certain circumstances, a sampling approach may be utilized.	• Derivatives Risk • Equity Risk • Index-Fund Risk • Large-Cap Company Risk • Value Investing Risk

28	Information Regarding the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Large Cap Value PLUS Portfolio	Seeks to achieve capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Under normal circumstances, the Portfolio allocates its assets in the following manner: (1) approximately 30% of its assets are actively managed by an Adviser; approximately 60% of its assets track the performance of the Russell 1000 Value Index; and (3) approximately 10% of its assets invest in ETFs. Each such allocation may deviate by up to 15% of the Portfolio’s net assets.

•   Convertible Securities Risk

•   Currency Risk

•   Equity Risk

•   Emerging Markets Risk

•   ETF Risk

•   Focused Portfolio Risk

•   Foreign Securities Risk

•   Index Fund Risk

•   Large-Cap Company Risk

•   Multiple Adviser Risk

•   Portfolio Turnover Risk

•   Value Investing Risk

HIGH YIELD BOND
Multimanager High Yield Portfolio	High total return through a combination of current income and capital appreciation.	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified mix of bonds that are rated below investment grade (so called “junk bonds”). Junk bonds generally are rated Ba or lower by Moody’s or BB or lower by S&P or, if unrated, determined to be of comparable quality by an Adviser. The Portfolio will attempt to maximize current income by taking advantage of market developments, yield disparities and variations in the creditworthiness of issuers.

•   Credit/Default Risk

•   Currency Risk

•   Derivatives Risk

•   Foreign Investing and Emerging Markets Risk

•   Interest Rate Risk

•   Issuer-Specific Risk

•   Liquidity Risk

•   Lower-Rated Securities Risk

•   Loan Participation Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Portfolio Management Risk

•   Adviser Selection Risk

SMALL/MID CAP EQUITIES
EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before the deduction of portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.	• Convertible Securities Risk • Derivatives Risk • Equity Risk • Index-Fund Risk • Liquidity Risk • Small-Cap Company Risk

EQ Advisors Trust	Information Regarding the Underlying Portfolios and Underlying ETFs	29

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/Mid Cap Value PLUS Portfolio	Seeks long-term capital appreciation	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). Under normal circumstances, the Portfolio allocates its assets in the following manner: (1) approximately 30% of its assets are actively managed by an Adviser; (2) approximately 60% of its assets track the performance of the Russell Mid Cap Value Index; and (3) approximately 10% of its assets invest in ETFs. Each such allocation may deviate by up to 15% of the Portfolio’s net assets.

•  Currency Risk

•  Derivatives Risk

•  ETF Risk

•  Emerging Markets Risk

•  Equity Risk

•  Foreign Securities risk

•  Futures and Options Risk

•  Index-Fund Risk

•  Mid-Cap Company Risk

•  Multiple Adviser Risk

•  Real Estate Investing Risk

•  Value Investing Risk

INTERNATIONAL EQUITIES
EQ/International ETF Portfolio	Seeks long-term capital appreciation	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes in exchange traded securities of other investment companies (“ETFs”). The Portfolio invests primarily in ETFs that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world.

•  Asset Class Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Emerging Markets Risk

•  Equity Risk

•  ETFs Risk

•  Focused Portfolio Risk

•  Foreign Securities Risk

•  Investment Company Securities Risk

•  Investment Style Risk

•  Large-Cap Company Risk

•  Leveraging Risk

•  Liquidity Risk

•  Market Risk

•  Opportunity Risk

•  Portfolio Management Risk

•  Security Risk

•  Small- and Mid-Cap Company Risk

EQ/Global Multi-Sector Equity Portfolio	Seeks long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of foreign companies, including emerging market equity securities.

•  Convertible Securities Risk

•  Credit Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Equity Risk

•  Fixed Income Risk

•  Foreign Securities and Emerging Markets Risk

•  Growth Investing Risk

•  Index Fund Risk

•  Interest Rate Risk

•  Junk Bond and Lower Rated Securities Risk

•  Liquidity Risk

•  Multiple Adviser Risk

•  Portfolio Turnover Risk

30	Information Regarding the Underlying Portfolios and Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying Portfolios and Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Emerging Markets Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index.	The Fund generally will invest at least 90% of its assets in securities of the MSCI Emerging Markets Index or in depositary receipts representing such securities. The fund uses a representative sampling strategy to try to track the index.	• Currency Risk • Depositary Receipts Risk • Derivatives Risk • Emerging Markets Risk • Exchange Traded Funds Risk • Focused Portfolio Risk • Foreign Securities Risk • Non-Diversification Risk
EQ/International Core PLUS Portfolio	Seeks to achieve long-term growth of capital	The Portfolio invests primarily in foreign equity securities. Under normal circumstances, the Portfolio allocates its assets in the following manner: (1) approximately 30% of its assets are actively managed by an Adviser; (2) approximately 60% of its assets track the performance of the MSCI EAFE Index; and (3) approximately 10% of its assets invest in ETFs. Each such allocation may deviate by up to 15% of the Portfolio’s net assets.

•   Convertible Securities Risk

•   Currency Risk

•   Emerging Markets Risk

•   Equity Risk

•   ETF Risk

•   Foreign Securities Risk

•   Growth Investing Risk

•   Large-Cap Company Risk

•   Index Fund Risk

•   Multiple Adviser Risk

•   Small- and Mid-Cap Company Risk

EQ Advisors Trust	Information Regarding the Underlying Portfolios and Underlying ETFs	31

Management Team

The Manager

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages each Crossings Allocation Portfolio. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As manager, AXA Equitable is responsible for the general management and administration of the Trust and the Crossings Allocation Portfolios. In addition to its general managerial responsibilities, AXA Equitable also is responsible for determining the asset allocation range for each Crossings Allocation Portfolio and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for each Crossings Allocation Portfolio, AXA Equitable will periodically establish specific percentage targets for each asset class and asset category and identify the specific Underlying Portfolios and Underlying ETFs to be held by a Crossings Allocation Portfolio. Percentage targets are established and Underlying Portfolios and Underlying ETFs are identified using AXA Equitable’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories, Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. AXA Equitable also will rebalance each Crossings Allocation Portfolio’s holdings as deemed necessary to bring the asset allocation of a Crossings Allocation Portfolio back into alignment with its asset allocation range.

A committee of AXA FMG investment personnel manages each Crossings Allocation Portfolio, which include the following:

Members of AXA FMG Committee	Business Experience
Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Vice President of AXA Equitable from February 2001 to present. From October 1999 to February 2001, he served as Assistant Vice President, AXA Equitable. Mr. Kozlowski has primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds. Mr. Kozlowski has had day-to-day portfolio management responsibilities for AXA Equitable’s funds of funds since 2003.
Xavier Poutas, CFA	Mr. Poutas joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Crossings Allocation Portfolios.

Mr. Kozlowski serves as the lead manager of the committee with primary responsibility for day-to-day management of the Crossings Allocation Portfolios. Mr. Poutas assists the lead portfolio manager with day-to-day management of the Crossings Allocation Portfolios, but does not have primary responsibility for managing the Portfolios. Information about the lead manager’s compensation, other accounts he manages and his ownership of securities in the Crossings Allocation Portfolios is available in the Portfolios’ Statement of Additional Information.

A discussion of the basis of the decision by the Board to approve the investment management agreement with AXA Equitable is available in the Trust’s Annual Report to shareholders for the fiscal year ended December 31, 2008.

Management Fees

Each Crossings Allocation Portfolio pays a fee to AXA Equitable for management services equal to an annual rate of 0.10% of the average daily net assets of the Portfolio. AXA Equitable also provides administrative services to the Trust including, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each Crossings Allocation Portfolio pays AXA Equitable a fee at an annual rate of $35,000 plus 0.15% of the Crossings Allocation Portfolio’s total average daily net assets. As noted in the prospectus for each Underlying Portfolio, AXA Equitable and, in certain cases, its affiliates serve as investment manager, investment adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Crossings Allocation Portfolio. In this connection, the Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting until April 30, 2010 (unless the board of trustees consents to an earlier revision or termination of this arrangement) the expenses of each Crossings Allocation Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the

32	Management Team	EQ Advisors Trust

Crossings Allocation Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, expenses of Underlying Portfolios and Underlying ETFs, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), are limited to 0.10% for Class IA shares and 0.20% for Class IB shares.

AXA Equitable may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses.

EQ Advisors Trust	Management Team	33

Portfolio Services

Buying and Selling Shares

Each Crossings Allocation Portfolio offers Class IA and Class IB shares. All shares are purchased and sold at their net asset value without any sales load. The Crossings Allocation Portfolios are not designed for market-timers, see the section entitled “Purchase Restrictions on Market-Timers and Active Traders.”

The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is received and accepted by a Portfolio or its designated agent. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender.

Restrictions on Buying and Selling Shares

Purchase Restrictions

The Crossings Allocation Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

Purchase Restrictions on Market-Timers and Active Traders

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of a Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest a significant portion of their assets in foreign securities (e.g., EQ/International Core PLUS Portfolio, EQ/Global Multi-Sector Equity Portfolio), the securities of small- and mid-capitalization companies (e.g., EQ/Mid Cap Value PLUS Portfolio, EQ/Small Company Index Portfolio) or high-yield securities (e.g., Multimanager High Yield Portfolio), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a Portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of Portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including any omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the Trust’s portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services,

34	Portfolio Services	EQ Advisors Trust

internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions on an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to Portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in their sole discretion and without further notice, change what they consider potentially disruptive transfer activity and their monitoring procedures and thresholds, as well as change their procedures to restrict this activity. You should consult the Contract prospectus that accompanies this prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

Selling Restrictions

The table below describes restrictions placed on selling shares of any Portfolio described in this prospectus.

Restriction	Situation
The Portfolio may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange is closed (other than a weekend/holiday). • During an emergency. • Any other period permitted by the SEC.
A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

How Portfolio Shares are Priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The net asset value of Portfolio shares is determined according to the following schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•

The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying Portfolios and Underlying ETFs that may invest heavily in foreign securities which sometimes trade on days when a Portfolio’s and an Underlying Portfolio’s or Underlying ETF’s shares are not priced.

EQ Advisors Trust	Portfolio Services	35

Shares of the Underlying Portfolios held by the Crossings Allocation Portfolios are valued at their net asset value. Shares of the Underlying ETFs held by the Portfolios are valued at their most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price. Generally, other portfolio securities and assets of the Crossings Allocation Portfolios as well as the portfolio securities and assets of the Underlying Portfolios and Underlying ETFs are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) — based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s board of trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

•

Investment company securities — shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities — other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Trust’s board of trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s board of trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

Dividends and Other Distributions

Each Crossings Allocation Portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of the distributing class of that Portfolio.

Tax Consequences

Each Crossings Allocation Portfolio is treated as a separate corporation, and intends to qualify to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if a Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent any Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that could reduce its investment performance.

36	Portfolio Services	EQ Advisors Trust

It is important for each Crossings Allocation Portfolio to maintain its regulated investment company status (and certain other requirements), because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether those accounts, and therefore the Contracts indirectly funded by the Portfolio, meet tax qualification rules for variable insurance and annuity contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as the investment manager and the administrator for the Trust, therefore carefully monitors the compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investments should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Additional Information

Portfolio Distribution Arrangements

The Crossings Allocation Portfolios are distributed by AXA Advisors, LLC and AXA Distributors, LLC, affiliates of AXA Equitable. The Co-distributors are both registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (formerly, the NASD). The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Crossings Allocation Portfolios’ Class IB shares. Under the plan, Class IB shares are charged an annual fee to compensate each of the Co-distributors for promoting, selling and servicing shares of the Crossings Allocation Portfolios. The annual fee is equal to 0.25% (subject to a 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB shares. Because these fees are paid out of each Crossings Allocation Portfolio’s assets on an ongoing basis, over time, these fees will increase your cost of investing and may cost you more than paying other types of charges.

EQ Advisors Trust	Portfolio Services	37

Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares. The financial information in the table below is for the period of the Portfolio’s operations. The financial information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

Crossings Allocation Portfolio

38	Financial Highlights	EQ Advisors Trust

If you would like more information about the Crossings Allocation Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Will Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Crossings Allocation Portfolios, has been filed with the SEC and is incorporated into this prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of the Crossings Allocation Portfolios’ SAI and/or Annual and Semi-Annual Report, request other information about the Crossings Allocation Portfolios, or make shareholder inquiries, contact your financial professional, or the Crossings Allocation Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 877-222-2144

EQ Advisors Trust currently does not maintain a website where investors can access the SAI or Shareholder reports.

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require

Information about the Crossings Allocation Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102

EQ Advisors Trust

Crossings Allocation Portfolios

Crossings Conservative Allocation Portfolio

Crossings Conservative-Plus Allocation Portfolio

Crossings Moderate Allocation Portfolio

Crossings Moderate-Plus Allocation Portfolio

Crossings Aggressive Allocation Portfolio

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust

EQ Advisors Trust

Prospectus dated May 1, 2009

This Prospectus describes one (1) Portfolio* offered by EQ Advisors Trust and the Class IA and Class IB shares offered by the Trust on behalf of the Portfolio. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

EQ/AXA Franklin Templeton Founding Strategy Core Portfolio**

*	This Portfolio may not be available as an investment in your variable life or annuity product or under your retirement plan. Please consult your product prospectus or retirement plan documents to see if the Portfolio is available under your contract or plan.
**	Prior to May 1, 2009, the Portfolio was named EQ/Franklin Templeton Founding Strategy Portfolio.

The Securities and Exchange Commission has not approved or disapproved the Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

(34486)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-[nine] (6[9]) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA and Class IB shares of the EQ/Franklin Templeton Founding Strategy Portfolio of the Trust. The Portfolio is a diversified portfolio. Information on the Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus. The investment objective of the Portfolio may be changed without a shareholder vote. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares.

The Trust’s shares are currently sold only to: (1) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, and other affiliated or unaffiliated insurance companies; and (2) The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolio that may be available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant of a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

The investment manager to the Portfolio is AXA Equitable (the “Manager”). The Manager, through its AXA Funds Management Group unit, provides day-to-day management of the Portfolio.

The day-to-day management of the Portfolio is provided by the Manager. Information regarding the Manager is included under “Management of the Trust — The Manager” in this Prospectus. The Manager may hire investment sub-advisers (“Advisers”) to provide day-to-day portfolio management for the Portfolio in the future. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Board of Trustees. If a new Adviser is retained for the Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as Alliance Bernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolio are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Portfolio, be sure to read all risk disclosures carefully before investing.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolio

This section of the Prospectus provides a complete description of the principal investment objective, strategies, and risks of the Portfolio. Of course, there can be no assurance that the Portfolio will achieve its investment objective. The investment objectives and policies of the Portfolio (except where otherwise noted) are not fundamental policies and may be changed without a shareholder vote.

Please note that:

•

Additional information regarding the principal risks of the Portfolio is included in the section “More Information on Risks and the Franklin Templeton Underlying Portfolios,” which follows the description of the Portfolio in this section of the Prospectus. In addition, the investment objective, principal investment strategy and a list of the principal investment risks of each of the Franklin Templeton Underlying Portfolios is included in the section “More Information on Risks and the Franklin Templeton Underlying Portfolios — Information Regarding the Franklin Templeton Underlying Portfolios.”

•	Additional information concerning the Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolio	EQ Advisors Trust

EQ/AXA Franklin Templeton Founding Strategy Core Portfolio

INVESTMENT OBJECTIVE: Primarily seeks capital appreciation and secondarily seeks income.

THE INVESTMENT STRATEGY

The Portfolio pursues its investment objectives by investing on a fixed percentage basis in a combination of the Trust’s portfolios sub-advised by Franklin Templeton, which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio’s assets will be allocated on an equal basis (33 1/3%) among the EQ/Franklin Income Portfolio, EQ/Mutual Shares Portfolio and EQ/Templeton Growth Portfolio (the “Franklin Templeton Underlying Portfolios”), each of which is a separate portfolio of the Trust.

The Franklin Templeton Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the fixed percentage allocations for the Portfolio on the degree to which it believes the Franklin Templeton Underlying Portfolios, in combination, to be appropriate for the Portfolio’s investment objective. Each Franklin Templeton Underlying Portfolio is managed by the Manager and sub-advised by Franklin Advisers, Inc. (EQ/AXA Franklin Income Core Portfolio), Franklin Mutual Advisers, LLC (EQ/AXA Mutual Shares Core Portfolio) or Templeton Global Advisors Limited (EQ/AXA Templeton Growth Core Portfolio) (together, the “Advisers”). The Manager reserves the right to add new underlying portfolios or replace existing underlying portfolios without shareholder approval. Additional information regarding the Franklin Templeton Underlying Portfolios is included in the prospectus for those portfolios dated May 1, 2009, as supplemented from time to time. The Portfolio will purchase Class IA shares of the Franklin Templeton Underlying Portfolios, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees.

The Portfolio may deviate from its percentage allocations as a result of appreciation or depreciation in the value of the shares of the Franklin Templeton Underlying Portfolios it holds. AXA Equitable will periodically rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its fixed percentage allocations.

The Portfolio also may deviate temporarily from its fixed percentage allocations for defensive purposes. The Portfolio may hold cash or cash equivalents (instead of being allocated to a Franklin Templeton Underlying Portfolio) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.

Please note that the Franklin Templeton Underlying Portfolios may already be available directly as investment options in your Contract or variable life policy and that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Franklin Templeton Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Franklin Templeton Underlying Portfolios instead of in the Portfolio itself. However, not all of the Franklin Templeton Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Franklin Templeton Underlying Portfolios would not receive the asset allocation and rebalancing services provided by AXA Equitable.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The principal risks presented by the Portfolio are:

•

Affiliated Portfolio Risk: In managing the Portfolio, the Manager has the authority to select and substitute the Franklin Templeton Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Franklin Templeton Underlying Portfolios both because the fees payable to it by some of the Franklin Templeton Underlying Portfolios are higher than the fees payable by other Franklin Templeton Underlying Portfolios and because the Manager is also responsible for managing the Franklin Templeton Underlying Portfolios.

•

Risks Associated with the Franklin Templeton Underlying Portfolios: Because the Portfolio invests in the Franklin Templeton Underlying Portfolios, it will indirectly bear fees and expenses charged by those Portfolios in addition to the Portfolio’s direct fees and expenses. The investments of the Portfolio are concentrated in the Franklin Templeton Underlying Portfolios and, thus, the Portfolio’s investment performance is directly related to the performance in the Franklin Templeton Underlying Portfolios. Because the Portfolio invests in the Franklin Templeton Underlying Portfolios, the Portfolio’s net asset value (“NAV”) is subject to fluctuations in the Franklin Templeton Underlying Portfolios’ respective NAVs. In addition, the Portfolio is subject to the risks associated with the securities in which the Franklin Templeton Underlying Portfolios invest. Both the Portfolio and the Franklin Templeton Underlying Portfolios are subject to certain risks, including the following, which are discussed in detail in the section entitled “More Information on Risks and the Franklin Templeton Underlying Portfolios.”

• Adviser Selection Risk • Convertible Securities Risk • Credit/Default Risk • Currency Risk • Depositary Receipts Risk • Derivatives Risk • Distressed Companies Risk	• Equity Risk • Foreign Securities and Emerging Markets Risk • Interest Rate Risk • Investment Company Securities Risk

EQ Advisors Trust	About the investment portfolio	5

•   Investment Grade Securities Risk

•   Junk Bonds and Lower Rated Securities Risk

•   Large-Cap Company Risk

•   Liquidity Risk

•   Loan Participation and Assignments Risk

•   Market Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

• Portfolio Management Risk • Real Estate Investing Risk • Security Risk • Securities Lending Risk • Small-Cap and Mid-Cap Risk • Special Situations Risk • Value Investing Risk

•

Portfolio Management Risk: The risk that AXA Equitable’s selection of the Franklin Templeton Underlying Portfolios, and its allocation and reallocation of portfolio assets among the Franklin Templeton Underlying Portfolios, may not produce the desired results.

•

Market Risk: The share prices of the Franklin Templeton Underlying Portfolios, and thus the share price of the Portfolio, can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Franklin Templeton Underlying Portfolios may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Franklin Templeton Underlying Portfolios’ investment approaches could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

More information about the risks of an investment in the Portfolio is provided in “More Information on Risks and the Franklin Templeton Underlying Portfolios” in the Prospectus.

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first calendar year of operations. The inception date for this Portfolio is April 30, 2007. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
% ( Quarter)	% ( Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/AXA Franklin Templeton Founding Strategy Core Portfolio — Class IA Shares	%	%
EQ/AXA Franklin Templeton Founding Strategy Core Portfolio — Class IB Shares	%	%
MSCI World Composite Index†	%	%
†	For more information on this index, see the following section “More Information on risks and the Franklin Templeton Underlying Portfolios.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends and other distributions or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AXA Franklin Templeton Founding Strategy Core Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.05%	0.05%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses (Franklin Templeton Underlying Portfolios)*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**	%	%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

6	About the investment portfolio	EQ Advisors Trust

*	The Portfolio invests in shares of the Franklin Templeton Underlying Portfolios. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by Franklin Templeton Underlying Portfolios and the investment return of the Portfolio will be reduced by each Franklin Templeton Underlying Portfolio’s expenses.
**	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2010 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.15% for Class IA shares and 0.40% for Class IB shares Net Operating Expenses (excluding Acquired Fund Fees and Expenses). The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. In addition, the Manager has voluntarily agreed to waive all its management and administration fees and reimburse all other expenses associated with the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses) until April 30, 2010. Accordingly, the Net Operating Expenses (excluding Acquired Fund Fees and Expenses), taking into account the voluntary waiver by the Manager, will be 0% for Class IA shares and 0.25% for Class IB shares. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the direct and indirect costs of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Franklin Templeton Underlying Portfolios incurred indirectly) remain the same, and that the expense limitation arrangement currently in place is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

The Manager

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the Portfolio. As of December 31, 2008, AXA Equitable had approximately $        billion in assets under management.

A committee of AXA FMG investment personnel manages the Portfolio. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the Portfolio. Xavier Poutas assists the lead portfolio manager with day-to-day management of the Portfolio but does not have primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the Portfolio since its inception. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Information about the lead manager’s compensation, other accounts he manages and his ownership of securities in the Portfolio is available in the Trust’s Statement of Additional Information.

EQ Advisors Trust	About the investment portfolio	7

2. More information on risks and the Franklin Templeton Underlying Portfolios

Risks

The Portfolio follows a distinct set of investment strategies. The Portfolio’s performance will be subject to the risks of investing in the types of securities in which a Franklin Templeton Underlying Portfolio invests in direct proportion to the amount of assets the Portfolio invests in the Franklin Templeton Underlying Portfolio. For example, to the extent the Portfolio invests in Franklin Templeton Underlying Portfolios that invest primarily in equity securities, fixed income securities or foreign securities, the performance of the Portfolio will be subject to the risks of investing in those securities.

The Franklin Templeton Underlying Portfolios have principal investment strategies that come with inherent risks. Each Franklin Templeton Underlying Portfolio’s principal risks are described in more detail in its prospectus.

General Risks of the Franklin Templeton Underlying Portfolios

Each of the Franklin Templeton Underlying Portfolios may be subject to certain general investment risks, as discussed below.

Adviser Selection Risk. The risk that the process for selecting or replacing an Adviser for a Franklin Templeton Underlying Portfolio and the decision to select or replace an Adviser does not produce the intended result.

Derivatives Risk. An investment in a derivative (a security whose value is based on another security or index) may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Franklin Templeton Underlying Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Franklin Templeton Underlying Portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Liquidity Risk. The risk that exists when particular investments are difficult to purchase or sell. An investment in illiquid securities may reduce returns of a Franklin Templeton Underlying Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. This may result in a loss or may be costly to a portfolio.

Market Risk. The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk. The risk that the strategies used by the Advisers and their securities selections fail to produce the intended results.

Security Risk. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Securities Lending Risk. For purposes of realizing additional income, each Franklin Templeton Underlying Portfolio may lend securities to broker-dealers approved by the Trust’s Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a Franklin Templeton Underlying Portfolio. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Risks of Equity Investments

Each Franklin Templeton Underlying Portfolio may invest in equity securities. Therefore, your investment in the Portfolio will be subject to the risks of investing in equity securities in direct proportion to the Portfolio’s investments in these securities through the Franklin Templeton Underlying Portfolios. The risks of investing in equity securities may include:

Convertible Securities Risk. Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate, which enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Investments by certain of the Franklin Templeton Underlying Portfolios in convertible debt securities are not subject to any ratings restrictions, although the Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a certain Franklin Templeton Underlying Portfolio should invest and/or continue to hold the securities.

8	More information on risks and the Franklin Templeton Underlying Portfolios	EQ Advisors Trust

Equity Risk. Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Index-Fund Risk: An index portfolio or a portfolio that invests a significant portion of its assets in the securities included in a specific index or substantially identical securities regardless of market trends. Such portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Investment Company Securities Risk. A Franklin Templeton Underlying Portfolio may invest in investment company securities as permitted by the 1940 Act. Investment company securities are securities of other open-end or closed-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Investment Style Risk. The Advisers use a particular style or set of styles, in this case “value” styles, to select investments for the Franklin Templeton Underlying Portfolios. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Franklin Templeton Underlying Portfolio’s share price.

Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Large-Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Multiple Adviser Risk. The Franklin Templeton Underlying Portfolios employ multiple Advisers. Each Adviser independently chooses and maintains a portfolio of securities for the portfolio and each is responsible for investing a specific allocated portion of the portfolio’s assets. Because each Adviser manages its allocated portion of the portfolio independently from the other Adviser(s), the same security may be held in different portions of a portfolio, or may be acquired for one portion of a portfolio at a time when a Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser(s) believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Underlying Portfolio. Because each Adviser directs the trading for its own portion of the Underlying Portfolio, and does not aggregate its transactions with those of the other Advisers, the Underlying Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire portfolio.

Real Estate Investing Risk. Investing in real estate investment trusts (“REITS”) exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITS), in mortgages on real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and an Franklin Templeton Underlying Portfolio indirectly bears REIT management expenses along with the direct expenses of the portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Small- and Mid-Capitalization Risk. There may be an increased risk for Franklin Templeton Underlying Portfolios that invest in small- and mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than securities of larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Franklin Templeton Underlying Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

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Special Situations Risk. A Franklin Templeton Underlying Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, restructurings tender or exchange offers or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” may not be completed on the terms or within the time frame contemplated or might not occur at all, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for the Franklin Templeton Underlying Portfolio.

Risks of Fixed Income Investments

Each Franklin Templeton Underlying Portfolio may invest in debt securities. Therefore, your investment in the Portfolio will be subject to the risks of investing in fixed income securities in direct proportion to the Portfolio’s investments in these securities through the Franklin Templeton Underlying Portfolios. Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Franklin Templeton Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments. The risks of investing in fixed income securities may include:

Credit/Default Risk. The risk that an issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation. Lower rated securities involve a substantial risk of default or downgrade and are more volatile than investment grade securities. Lower rated bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer’s credit worthiness.

Convertible Securities Risk. As noted above, convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Franklin Templeton Underlying Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that portfolio. The Adviser will consider such event in its determination of whether a portfolio should continue to hold the securities.

Distressed Companies Risk. Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Interest Rate Risk. This is the risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and fall when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on a Franklin Templeton Underlying Portfolio holding a significant portion of its assets in fixed income securities with long term maturities.

Investment Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB and higher by S&P and Baa or higher by Moody’s are considered investment grade securities. Securities rated BBB or Baa are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Loan Participation and Assignments Risk. An investment in loan participation and assignments is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Franklin Templeton Underlying Portfolio could be held liable as a co-lender.

Lower-Rated Securities Risk (also referred to as Junk Bond Risk or Below Investment Grade Securities Risk). Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the principal on mortgage- or asset-backed securities may be prepaid at any time, which will reduce their yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Franklin Templeton Underlying Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a Franklin Templeton Underlying Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a Franklin Templeton Underlying Portfolio purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, it as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially

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the pool’s ability to make payments of principal or interest to the portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrower’s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed and asset-backed securities may affect the liquidity of such securities, which means that a Franklin Templeton Underlying Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and the Franklin Templeton Underlying Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Risks of Foreign Securities Investments

Each Franklin Templeton Underlying Portfolio may invest in foreign securities. Therefore, your investment in the Portfolio will be subject to the risks of investing in foreign securities in direct proportion to the Portfolio’s investments in these securities through the Franklin Templeton Underlying Portfolios. The risks of investing in foreign securities may include:

Foreign Securities Risk. A Franklin Templeton Underlying Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Franklin Templeton Underlying Portfolio may be subject to the following risks associated with investing in foreign securities:

Currency Risk. The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Franklin Templeton Underlying Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Franklin Templeton Underlying Portfolio may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Market Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Franklin Templeton Underlying Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk. The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time. In addition, certain markets are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to such environmental events.

Political/Economic Risk. Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on an Franklin Templeton Underlying Portfolio’s foreign investments.

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Regulatory Risk. Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Franklin Templeton Underlying Portfolio to carry out transactions. If a Franklin Templeton Underlying Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Franklin Templeton Underlying Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Franklin Templeton Underlying Portfolio could be liable for any losses incurred.

Transaction Costs Risk. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

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Benchmark

The performance of the Portfolio as shown in the section “About the investment portfolio” is compared to that of a broadbased securities market index, an index of funds with similar investment objectives and/or a blended index. The Portfolio’s annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which the Portfolio is likely to select its holdings.

MSCI World Composite Index is an unmanaged index considered representative of stock markets of developed countries.

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Information Regarding the Franklin Templeton Underlying Portfolios

The following is additional information regarding the Franklin Templeton Underlying Portfolios. If you would like more information about the Franklin Templeton Underlying Portfolios, their Prospectuses and Statements of Additional Information are available by contacting your financial professional, or the portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, NY 10104

Telephone: 1-877-222-2144

The Manager reserves the right to add new underlying portfolios or replace existing underlying portfolios without shareholder approval.

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/AXA Franklin Income Core Portfolio	Seeks to maximize income while maintaining prospects for capital appreciation.	Under normal circumstances, the Portfolio invests in a diversified portfolio of debt and equity securities. Debt securities include bonds, notes and debentures. Equity securities include common stocks, preferred stocks and convertible securities.

•   Convertible Securities Risk

•   Credit Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Grade Securities Risk

•   Junk Bonds and Lower Rated Securities Risk

•   Liquidity Risk

•   Loan Participation and Assignments Risk

•   Mortgage-Backed and Asset-Backed Securities Risk

•   Multiple Adviser Risk

•   Real Estate Investing Risk

•   Value Investing Risk

EQ/AXA Mutual Shares Core Portfolio	Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily seeks income.	Under normal circumstances, the Portfolio invests mainly in equity securities (including securities convertible into, or that the Adviser expects to be exchanged for, common or preferred stocks) of U.S. and foreign companies that the Adviser believes are undervalued. The Portfolio invests primarily in mid- and large-cap companies with market capitalization greater than $5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

•   Credit Risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Distressed Companies Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Investment Company Securities Risk

•   Junk Bonds and Lower Rated Securities Risk

•   Large-Cap Company Risk

•   Liquidity Risk

•   Multiple Adviser Risk

•   Real Estate Investing Risk

•   Small-Cap and Mid-Cap Company Risk

•   Special Situations Risk

•   Value Investing Risk

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Information Regarding the Franklin Templeton Underlying Portfolios (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/AXA Templeton Growth Core Portfolio	Seeks to achieve long-term capital growth.	Under normal circumstances, the Portfolio invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Equity securities include common stocks, preferred stocks and convertible securities. The Portfolio may invest in securities in any capitalization range, but may only invest to a limited extent in securities issued by small capitalization companies.

•   Convertible Securities Risk

•   Credit risk

•   Currency Risk

•   Depositary Receipts Risk

•   Derivatives Risk

•   Equity Risk

•   Fixed Income Risk

•   Foreign Securities and Emerging Markets Risk

•   Index Fund Risk

•   Interest Rate Risk

•   Large Cap Company Risk

•   Multiple Adviser Risk

•   Real Estate Investing Risk

•   Small-Cap and Mid-Cap Company Risk

•   Value Investing Risk

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3. Management of the Trust

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolio. The Trust issues shares of beneficial interest that are currently divided among sixty-nine (69) portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA and Class IB shares of one (1) Portfolio. The Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. More detailed information concerning the Manager is included in the description of the Portfolio in the section “About the Investment Portfolio.”

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolio. In addition to its managerial responsibilities, the Manager is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board. The Manager will rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its fixed percentage allocation.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable is available in the Trust’s Annual Report to Shareholders for the fiscal period ended December 31, 2008.

Management Fees

The Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) that the Manager received in 2008 for managing the Portfolio and the rate of the management fees waived by the Manager in 2008 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to the Portfolio.

Management Fees Paid by the Portfolio in 2008

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/AXA Franklin Templeton Founding Strategy Core	%	%

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, the Portfolio pays AXA Equitable a fee at an annual rate equal to 0.15% of the Portfolio’s average daily net assets plus $35,000. As noted in the prospectus for each Franklin Templeton Underlying Portfolio, AXA Equitable and its affiliates serve as investment manager and administrator for the Franklin Templeton Underlying Portfolios, and earn fees for providing services in these capacities, which are in addition to the fees directly associated with the Portfolio. The Manager’s selection of Franklin Templeton Underlying Portfolios may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting until April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of the Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the Portfolio (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of the Franklin Templeton Underlying Portfolios, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) are limited to the following respective expense ratios:

Expense Limitation Provisions

	Total Expenses Limited to (% of daily net assets)
Portfolio	Class IA Shares	Class IB Shares
EQ/AXA Franklin Templeton Founding Strategy Core Portfolio	0.15%	0.40%

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waivers being made, and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses.

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Legal Proceeding

Franklin, Franklin Mutual, Franklin Advisers and Templeton

In 2003 and 2004, multiple lawsuits were filed against Franklin Resources, Inc., and certain of its investment adviser subsidiaries, among other defendants, alleging violations of federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc. and have been consolidated for pretrial purposes along with hundreds of other similar lawsuits against other mutual fund companies. All of the Franklin Templeton Investments mutual funds that were named in the litigation as defendants have since been dismissed, as have the independent trustees to those funds.

Franklin Resources, Inc. previously disclosed these private lawsuits in its regulatory filings and on its public website. Any material updates regarding these matters will be disclosed in Franklin Resources, Inc.’s Form 10-Q or Form 10-K filings with the U.S. Securities and Exchange Commission.

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4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of the Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolios. The annual fee currently equals 0.25% (subject to a 0.50% maximum under the Distribution Plan) of the Portfolio’s average daily net assets attributable to Class IB shares. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Franklin Templeton Underlying Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ Franklin Templeton Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

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5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed, and payment with respect thereto will normally be made, within seven days after tender. The Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. The Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash, or may take up to seven days to pay a redemption request in order to raise capital when it is detrimental for the Portfolio to make cash payments, as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolio. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, the Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, the Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent the Portfolio invests in Franklin Templeton Underlying Portfolios that invest a significant portion of their assets in foreign securities (which would include each Franklin Templeton Underlying Portfolio), the securities of small- and mid-capitalization companies (e.g., the EQ/AXA Mutual Shares Core and EQ/AXA Templeton Growth Core Portfolios) or high-yield bond securities (e.g., EQ/AXA Franklin Income Core and EQ/Mutual Shares Core Portfolios), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolio discourage frequent purchases and redemptions of Portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, the Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s portfolios are disruptive to the portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services and any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in the Portfolio. The Trust aggregates inflows or outflows for the Portfolio on a daily basis. When a potentially disruptive transfer into or out of the Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity con-

EQ Advisors Trust	Buying and selling shares	19

tinues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

20	Buying and selling shares	EQ Advisors Trust

6. How portfolio shares are priced

“Net asset value” is the price of one share of the Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of the Portfolio’s shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by the Portfolio or its designated agent.

•

The Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Franklin Templeton Underlying Portfolios that may invest heavily in foreign securities, which sometimes trade on days when the Portfolio’s and the Franklin Templeton Underlying Portfolios’ shares are not priced.

Shares of the Franklin Templeton Underlying Portfolios held by the Portfolio are valued at their respective net asset values. Generally, other portfolio securities and assets of the Portfolio as well as portfolio securities and assets held by the Franklin Templeton Underlying Portfolios are valued as follows:

•

Equity securities (including securities issued by exchange-traded funds (“ETFs”)) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value).

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sales price, the higher bid or the lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by the Portfolio or Franklin Templeton Underlying Portfolios will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that each portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a portfolio’s NAV by those traders.

EQ Advisors Trust	How portfolio shares are priced	21

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolio.

Tax Consequences

The Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. The Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that the Portfolio will be operated to have no federal tax liability, if the Portfolio does have any federal tax liability such liability would hurt its investment performance. Also, to the extent the Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that could reduce its investment performance.

It is important for the Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements), because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If the Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors the Portfolio’s compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contract holders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

22	Dividends and other distributions and tax consequences	EQ Advisors Trust

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

EQ Advisors Trust	Glossary of Terms	23

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares. The financial information in the table below is for the period of the Portfolio’s operations. The financial information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/AXA Franklin Templeton Founding Strategy Core Portfolio

24	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolio, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the Portfolio’s investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolio, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities holdings is available in the Portfolio’s SAI.

To order a free copy of the Portfolio’s SAI and/or Annual and Semi-Annual Report, or request other information about the Portfolio, or make shareholder inquiries, contact your financial professional, or the Portfolio at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

EQ/Advisors Trust currently does not maintain a website where investors can access the SAI or Shareholder Reports.

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolio (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolio is available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section

Washington, D.C. 20549-0102

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust

EQ Advisors TrustSM

Prospectus dated May 1, 2009

This Prospectus describes one (1) Portfolio* offered by EQ Advisors Trust and the Class IA and Class IB shares offered by the Trust on behalf of the Portfolio that you can choose as an investment alternative. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

EQ/International ETF Portfolio

*	This Portfolio may not be available as an investment in your variable life or annuity product or under your retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.

The Securities and Exchange Commission has not approved or disapproved the Portfolio’s shares or determined if this Supplement is accurate or complete. Anyone who tells you otherwise is committing a crime.

Class IA/IB

(34139)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of sixty-[        ] (6) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA and Class IB shares of one (1) of the Trust’s Portfolios. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for the Trust’s Class IB shares. The Portfolio is a diversified portfolio. Information on the Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of the accompanying Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The AXA Equitable 401(k) Plan (“AXA Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans and to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. This Prospectus is designed to help you make informed decisions about the Portfolio that is available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the prospectus for the Contracts if you are a Contractholder or participant of a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to the Portfolio.

The day-to-day management of the Portfolio is provided by the Manager. Information regarding the Manager is included under “Management of the Trust — The Manager” in this Prospectus. The Manager may hire investment sub-advisers (“Advisers”) to provide day-to-day portfolio management for the Portfolio in the future. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Board of Trustees. If a new Adviser is retained for the Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as Alliance Bernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolio are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolio

This section of the Prospectus provides a more complete description of the principal investment objective, strategies, and risks of the EQ/International ETF Portfolio (the “Portfolio”). Of course, there can be no assurance that the Portfolio will achieve its investment objective. The investment objectives and policies of the Portfolio (except where otherwise noted) are not fundamental policies and may be changed without a shareholder vote.

As more fully described on the following pages, the EQ/International ETF Portfolio has a policy that it will invest at least 80% of its net assets in exchange traded securities of other investment companies. This policy may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the Portfolio.

Please note that:

•

Additional information regarding the principal risks is included in the section “More Information on Risks and the Underlying ETFs — Risks,” which follows the description of the Portfolio in this section of the Supplement. In addition, the investment objective, principal investment strategy and a list of the principal investment risks of each of the Underlying ETFs is included in the section “More Information on Risks and the Underlying ETFs — Information Regarding the Underlying ETFs.”

•	Additional information concerning the Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolio	EQ Advisors Trust

EQ/International ETF Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in exchange traded securities of other investment companies (“exchange traded funds” or “ETFs”). The Portfolio invests primarily in ETFs that, in turn, invest substantially all of their assets in equity securities of foreign companies. The Portfolio may invest in ETFs that invest in securities of companies of any size located in developed and emerging markets throughout the world. The Portfolio invests its assets in ETFs in accordance with weightings determined by the Manager and generally will be broadly diversified among various geographic regions.

ETFs are investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each ETF is designed so that its performance will correspond closely with that of the index it tracks. By investing in the Portfolio, you will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses.

AXA Equitable believes that investments in ETFs provide the Portfolio with a cost-effective means of creating a portfolio that provides investors with exposure to a broad range of international equity securities. The ETFs in which the Portfolio may invest are referred to herein as the “Underlying ETFs.”

AXA Equitable uses a two-stage asset allocation process to create an investment portfolio of ETFs for the Portfolio. The first stage involves a strategic asset allocation that is intended to provide the Portfolio with broad exposure to international markets. At this stage, AXA Equitable decides what portion of the Portfolio’s investable assets should be invested in various geographic regions. AXA Equitable makes this determination using a proprietary investment process, based on fundamental research regarding the investment characteristics of the various regions, as well as its outlook for international economies and financial markets. AXA Equitable determines, monitors and may periodically adjust asset allocations based on its analysis of data relating to the U.S. and international economies, securities markets and various segments within those markets.

The second stage of this process involves the selection of Underlying ETFs within each of the geographic regions identified as a result of the first stage of the investment process. AXA Equitable seeks to select Underlying ETFs that represent investments in one or more countries that are expected to outperform the Portfolio’s benchmark over the intermediate term. In selecting the Underlying ETFs, AXA Equitable analyzes many factors, including the Underlying ETF’s investment objectives, total return, portfolio holdings, volatility and expenses as well as quantitative and qualitative data regarding the market segments and economies of the country or countries represented in the Underlying ETF’s portfolio of investments.

The table below lists the ETFs in which the Portfolio currently may invest. The list of Underlying ETFs may change from time to time at the Manager’s discretion. The Portfolio will not necessarily invest in every Underlying ETF at one time.

iShares® FTSE/Xinhua China 25 Index Fund

iShares® MSCI Australia Index Fund

iShares® MSCI Austria Investable Market Index Fund

iShares® MSCI Belgium Investable Market Index Fund

iShares® MSCI Brazil Index Fund

iShares® MSCI BRIC Index Fund

iShares® MSCI Canada Index Fund

iShares® MSCI EAFE Growth Index Fund

iShares® MSCI EAFE Index Fund

iShares® MSCI EAFE Value Index Fund

iShares® MSCI Emerging Markets Index Fund

iShares® MSCI France Index Fund

iShares® MSCI Germany Index Fund

iShares® MSCI Hong Kong Index Fund

iShares® MSCI Italy Index Fund

iShares® MSCI Japan Index Fund

iShares MSCI Malaysia Index Fund

iShares® MSCI Mexico Investable Market Index Fund

iShares® MSCI Netherlands Investable Market Index Fund

iShares® MSCI Pacific ex-Japan Index Fund

iShares® MSCI Singapore Index Fund

iShares® MSCI South Africa Index Fund

Ishares® MSCI South Korea Index Fund

iShares® MSCI Spain Index Fund

iShares® MSCI Sweden Index Fund

iShares® MSCI Taiwan Index Fund

iShares MSCI Thailand Investable Market Index Fund

iShares MSCI Turkey Investable Market Index Fund

iShares® MSCI United Kingdom Index Fund

iShares® S&P Europe 350 Index Fund

iShares® S&P Latin America 40 Index Fund

iShares® S&P/TOPIX 150 Index Fund

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

The Portfolio also may hold cash or cash equivalents (instead of being allocated to an Underlying ETF) as deemed appropriate by the Manager for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio

EQ Advisors Trust	About the investment portfolio	5

EQ/International ETF Portfolio (continued)

take this action, it may not achieve its investment objective. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes. In addition, the Portfolio may purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

Please note that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying ETFs of the Portfolio instead of in the Portfolio itself. However, the Underlying ETFs are not available as investment options under the Contracts and an investor who chooses to invest directly in the Underlying ETFs would not receive the asset allocation and rebalancing services provided by AXA Equitable.

Limitations on Investing in Other Investment Companies

Generally, under the 1940 Act, the Portfolio may not acquire shares of another investment company (including Underlying ETFs and other registered investment companies) if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Portfolio) in excess of these limits. The Portfolio’s ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the Portfolio take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such an exemptive order to the ETFs in which the Portfolio may invest (iShares Trust and iShares, Inc.), which permits investment companies (such as the Portfolio) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the order, the Portfolio generally may acquire up to 25% of the assets of each Underlying ETF.

The Manager will waive fees otherwise payable to it by the Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an Underlying ETF under rule 12b-1 under the 1940 Act) received from an Underlying ETF by the Manager, or an affiliated person of the Manager, in connection with the investment by the Portfolio in the Underlying ETF. With respect to registered separate accounts that invest in the Portfolio, no sales load will be charged at the Portfolio level or at the Underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), if any, will only be charged at the Portfolio level or at the Underlying ETF level, not both. With respect to other investments in the Portfolio, any sales charges and/or service fees charged with respect to shares of the Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of the FINRA.

To the extent other ETFs obtain similar exemptive relief from the SEC, the Portfolio may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If such relief is granted by the SEC, the Portfolio may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limits of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent the Portfolio from allocating its investments in the manner that the Manager considers optimal. The Portfolio invests substantially all of its assets in Underlying ETFs. Accordingly, the Portfolio’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks. Additional information regarding the risks of investing in the Portfolio are described in detail in the section “More Information on Risks and the Underlying ETFs.”

The principal risks presented by the Portfolio are:

•

Market Risk: The Underlying ETFs’ share prices, and thus the share price of the Portfolio, can fall, sometimes rapidly and unpredictably, because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, AXA Equitable’s assessment of the companies in the Underlying ETFs may prove incorrect, resulting in losses or poor performance even in a rising market.

•

Portfolio Management Risk: The risk that AXA Equitable’s selection of the Underlying ETFs, and its allocation and reallocation of portfolio assets among the Underlying ETFs, may not produce the desired results. The Manager selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, the Portfolio may underperform other funds with the same objective or in the same asset class.

6	About the investment portfolio	EQ Advisors Trust

•

Risks of Investing in Exchange-Traded Funds: Since the Portfolio invests directly in the Underlying ETFs, all risks associated with the eligible Underlying ETFs apply to the Portfolio. The principal risks of investing in the Underlying ETFs include the following, which are described in more detail in the section “More Information on Risks and the Underlying ETFs”:

Asset Class Risk

Concentration Risk

Currency Risk

Custody Risk

Derivatives Risk

Equity Risk

European Economic Risks

Focused Portfolio Risk

Foreign Securities Risk

Inactive Market Risk

Investment Company Risk

Investment Style Risk

Issuer Risk

Large-Cap Company Risk

Legal Enforcement of Shareholder Rights Risk

Leveraging Risk

Liquidity Risk

Management Risk

Market Risk

Market Trading Risks

Net Asset Value Risk

Opportunity Risk

Passive Investment Risk

Secondary Market Trading Risks

Security Risk

Small- and Mid-Cap Company Risk

Tracking Error Risk

Underlying ETF Management Risk

Trading Risk

Valuation Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the Portfolio’s first calendar year of operations. The inception date for this Portfolio is August 25, 2006. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2008 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and other distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
6.32% (2007 2nd Quarter)	–2.16% (2007 4th Quarter)

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
6.15% (2007 2nd Quarter)	–2.28% (2007 4th Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/International ETF Portfolio — Class IA Shares	%	%
EQ/International ETF Portfolio — Class IB Shares	%	%
MSCI EAFE Index†	%	%
†	For more information on this index, see the following section “More Information on Risks and the Underlying ETFs.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends and other distributions or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International ETF Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	%	%
Acquired Fund Fees and Expenses (Underlying ETFs)*	%	%
Total Annual Portfolio Operating Expenses	%	%
Less Waivers/Expense Reimbursements**	%	%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	%	%
†	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2010.

EQ Advisors Trust	About the investment portfolio	7

EQ/International ETF Portfolio (continued)

*	The Portfolio invests in shares of Underlying ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
**	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2010 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.40% for Class IA shares and 0.65% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2010. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio would be % for Class IA shares and % for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Underlying ETFs incurred indirectly) remain the same, and that the expense limitation arrangement currently in place is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its AXA Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the Portfolio. As of December 31, 200  , AXA Equitable had approximately $         billion in assets under management.

A committee of AXA FMG investment personnel manages the Portfolio. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the Portfolio. Xavier Poutas assists the lead portfolio manager with day-to-day management of the Portfolio but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the Portfolio since its inception. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

The Statement of Additional Information provides additional information about the lead Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of shares of the Portfolio to the extent applicable.

8	About the investment portfolio	EQ Advisors Trust

2. More information on risks and the Underlying ETFs

Risks

The Portfolio follows a distinct set of investment strategies. The Portfolio invests primarily in Underlying ETFs that invest substantially all of their assets in equity securities of foreign companies. Thus, the performance of the Portfolio will be subject to the risks of investing in equity securities of foreign companies. The Portfolio also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes. The Underlying ETFs have principal investment strategies that come with inherent risks. Certain Underlying ETFs may emphasize different market sectors, such as securities in specific geographic regions. Each Underlying ETF’s principal risks are described in more detail in the Underlying ETF’s prospectus.

There is no guarantee that the Portfolio will achieve its investment objective or that it will not lose value.

Risks Associated with Underlying ETFs: Because the Portfolio invests in Underlying ETFs, the return on your investment will be based on the risks and rewards of the Underlying ETFs’ investments:

Asset Class Risk: There is the risk that the returns from the types of securities in which the Underlying ETFs invest will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Capital Controls Risk: Volatility in the exchange rate of the currency and general economic deterioration of a country may lead its government to impose and then reverse stringent capital controls, prohibit repatriation of capital and an indefinitely prohibit free transfers of securities.

Commodity Exposure Risk: Underlying ETFs may invest in countries whose agricultural and mining sectors account for the majority of exports. These countries may be particularly susceptible to fluctuations in the commodity markets and, in particular, in the price and demand for agricultural products and natural resources.

Concentration Risk: Risks involved to the extent that the Underlying ETFs’ Index is concentrated in the securities of companies in a particular market, industry or group of industries. Such Underlying ETF may be adversely affected by the performance of those securities.

Custody Risk: The risks involved in the process of clearing and settling trades and holding securities with local agents and depositaries. The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

Derivatives Risk: An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a fund’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and fund management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. When a derivative security (a security whose value is based on another security or index) is used as a hedge against an offsetting position that a portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a portfolio uses a derivative security for purposes other than as a hedge, that portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent an Underlying ETF uses futures and options, it is exposed to additional volatility and potential losses.

Economic Risks. The performance of the economy in each of the countries and regions in which the Underlying ETFs invest could have a large impact on the Underlying Portfolios. Economic events in any one country or region can have a significant economic effect on the country or region as well as on major trading partners outside the region.

•

Asian Economic Risk: Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

•

Australasia Economic Risk: The economies of Australasia, which includes Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets.

•

Central and South American Economic Risk: High interest, inflation, and unemployment rates characterize the economies in some Central and South American countries. Commodities represent a significant percentage of the region’s exports, as a result, the economies in the region can experience significant volatility.

•

European Economic Risk: The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe.

•

North American Economic Risk: Since the implementation of the North American Free Trade Agreement (“NAFTA”) in 1994 among Canada, the U.S. and Mexico, total two-way merchandise trade between the United States and Canada has

EQ Advisors Trust	More information on risks and the Underlying ETFs	9

more than doubled. To further this relationship, the three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005. Any downturn in the economic activity in any of these three countries will have an adverse impact on the economy of the other two.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Focused Portfolio Risk: Underlying ETFs that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Underlying ETF’s net asset value.

Foreign Securities Risk: An Underlying ETF’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Underlying ETF’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of an Underlying ETF’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. An Underlying ETF, and by extension the Portfolio, may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Underlying ETF’s investment in securities denominated in a foreign currency or may widen existing losses.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for an Underlying ETF to carry out transactions, resulting in losses to the Portfolio. If an Underlying ETF cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Underlying ETF cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Underlying ETF could be liable for any losses incurred. These losses would affect the value of the Underlying ETF and consequently affect the net asset value of the Portfolio.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and the Pacific region, can be highly interdependent and may decline all at the same time. In addition certain markets in which the Underlying ETFs invest are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on the Underlying ETF’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Depositary Receipts: An Underlying ETF may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. An Underlying ETF may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts

10	More information on risks and the Underlying ETFs	EQ Advisors Trust

are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Government Regulation Risk. An investment may be affected by government regulation.

Inactive Market Risk. Although the Underlying ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for the shares of the Underlying ETFs will develop or be maintained. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio of securities. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged.

Investment Company Risk. The Portfolio indirectly bears fees and expenses charged by the Underlying ETFs in which it invests in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, an Underlying ETF may change its investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the Underlying ETF at a time that is unfavorable to the Portfolio.

Investment Style Risk: An Underlying ETF may follow an index that invests in securities classified as representing a particular style or set of styles, such as “growth” or “value” styles. These styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of the Underlying ETF’s share price:

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Issuer Risk: The performance of the Underlying ETFs depends on the performance of individual companies in which the Underlying ETFs invest.

Lack of Natural Resources Risk: Underlying ETFs may invest in countries with no natural resources that is reliant on imports for its commodities needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the country’s economy.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Legal Enforcement of Shareholder Rights Risk: In countries other than the U.S., legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities may differ from those that may apply in the U.S. An Underlying Portfolio may have more difficulty asserting its rights as a stockholder of a non-U.S. company than it would as a stockholder of a comparable U.S. company.

Leveraging Risk: When an Underlying ETF borrows money or otherwise leverages their holdings, the value of an investment in that Underlying ETF will be more volatile and all other risks will tend to be compounded. The Underlying ETF may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by an Underlying ETF may be difficult (or impossible) to sell at the time and at the price the seller would like. The Underlying ETF may have to hold these securities longer than it

EQ Advisors Trust	More information on risks and the Underlying ETFs	11

would like and may forego other investment opportunities. There is the possibility that an Underlying ETF may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Underlying ETF.

Management Risk: To the extent the managers of the Underlying ETFs do not fully replicate their respective underlying index, the Portfolio may not achieve its intended results.

Market Risk: Each Underlying ETF’s NAV will react to securities market movements. There may be fluctuations in the Underlying ETF’s NAV in response to short-term or long term market movements.

Market Trading Risks:

•	Absence of Active Market: there can be no assurance that an active trading market for the shares of an Underlying ETF will develop or be maintained.

•

Costs of Buying or Selling Underlying ETF Shares: When buying or selling Underlying ETF shares through a broker, the Portfolio will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, the Portfolio may incur the cost of the difference between what professional investors are willing to pay for Underlying ETF shares and the price at which they are willing to sell Underlying ETF shares. Because of these costs, frequent trading may detract significantly from investment results.

•

Lack of Market Liquidity: secondary market trading for the shares of an Underlying ETF may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in the shares of Underlying ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of an Underlying ETF will continue to be met or will remain unchanged.

•

Risks of Secondary Listings: The shares of an Underlying ETF may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Underlying ETF’s primary listing is maintained. There can be no assurance that the Underlying ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Underlying ETF’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

•

Shares of the Underlying ETFs May Trade at Prices other than Net Asset Value: The shares of an Underlying ETF may trade at, or below their NAV. The NAV of shares of an Underlying ETF will fluctuate with changes in the market value of such Underlying ETF’s holdings. The trading prices of an Underlying ETF’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand.

Non-Diversification Risk. A non-diversified Underlying ETF generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result the Underlying ETF may be more susceptible to risks associated with these companies or to a single economic, political or regulatory occurrence affecting these companies.

Net Asset Value Risk. The market price of an Underlying ETF may be different from its net asset value (i.e., the Underlying ETF may trade at a discount or premium to its net asset value). The performance of the Portfolio could be adversely impacted.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Passive Investment Risk. Most ETFs are not actively managed. Each Underlying ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. In addition, the Underlying ETFs do not change their investment strategies to respond to changes in the economy. This means that an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index.

Privatization Results Risk. Some countries in which the Underlying ETFs invest may be in the process of privatization of certain entities and industries. Historically, investors in newly privatized entities have, at times, suffered losses in the face of adverse regulatory decisions or the sharp depreciation of currencies. There is no assurance that such losses will not recur.

Reliance on Trading Partners Risk: The economies of many countries in which the Underlying ETF invests are highly dependent on trade with certain key trading partners. Reduction in spending on products and services by these key trading partners, institution of tariffs or other trade barriers or a slowdown in the economies of key trading partners may adversely affect the performance of any company in which the Underlying ETF invests and have a material adverse effect on the Underlying ETF’s performance.

Secondary Market Trading Risk: Shares of the Underlying Portfolios may trade in the secondary market on days when the Underlying Portfolios do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Underlying Portfolios accept purchase and redemption orders.

Security Risk: The risk that the value of a security may fluctuate, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

12	More information on risks and the Underlying ETFs	EQ Advisors Trust

Small-Cap and/or Mid-Cap Company Risk: An Underlying ETF’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Structural Risks: Certain countries in which the Underlying ETF invests have experience currency devaluations, substantial rates of inflation or economic recessions, causing a negative effect on their economies and securities markets. These risks may also include political and social risks, expropriation risk, large government debt risk and economic and currency risk.

Tracking Error Risk: Imperfect correlation between each Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an Underlying ETF’s performance to not match the performance of its index.

Trading Risk: Disruptions to creations and redemptions may result in trading prices that differ significantly from their NAV.

Underlying ETF Management Risk: No Underlying ETF fully replicates its index, and an Underlying ETF may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of each Underlying ETF may not produce the intended results.

Valuation Risk. Because foreign exchanges may be open on days when the Underlying ETF does not price its shares, the value of the securities in the Underlying ETF’s portfolio may change on days when the Portfolio will not be able to purchase or sell shares of the Underlying Portfolio.

An Underlying ETF may be subject to certain additional risks as discussed in its iShares Prospectus.

Other Investment Risks:

Portfolio Turnover Risk: The Portfolio does not restrict the frequency of trading to limit expenses. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to the Portfolio and its shareholders, which would reduce investment returns.

Securities Lending Risk: For purposes of realizing additional income, the Portfolio may lend securities to broker-dealers approved by the relevant Board of Trustees. Generally any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Underlying ETFs may also lend securities. For specific information with respect to an Underlying ETF’s policies, please see the Underlying ETF’s prospectus and SAI. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by the Portfolio.

Benchmarks

The performance of the Portfolio as shown in the section “About the Investment Portfolio” is compared to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. The Portfolio’s annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

EQ Advisors Trust	More information on risks and the Underlying ETFs	13

Information Regarding the Underlying ETFs

The following is additional information regarding the Underlying ETFs. If you would like more information about the Underlying ETFs, their Prospectuses and Statements of Additional Information are available by contacting your financial professional.

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Australia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Australia Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Australian Market
iShares® MSCI Canada Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Canadian Market • Risks Specific to the North American Economy
iShares® MSCI France Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the French Market
iShares® MSCI Germany Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the German Market
iShares® MSCI Netherlands Index Fund	Seeks investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Investable Market Index.	The Fund will normally invest at least 80% of its assets in the securities of its Underlying Index and ADRs based on securities of its Underlying Index. The Fund uses a representative sampling indexing strategy to try to achieve the Fund’s investment objective.	• Foreign Securities Risk • Risks Specific to the Dutch Market
iShares® MSCI Japan Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Japanese Market
iShares® MSCI Spain Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Spanish Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Spain Market

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Information Regarding the Underlying ETFs (continued)

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI EAFE Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the MSCI EAFE Index.	The index was developed as an equity benchmark for international stock performance. The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk
iShares® MSCI EAFE Growth Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the MSCI EAFE Growth Index.	The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the growth style. The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Growth Investing Risk
iShares® MSCI EAFE Value Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the MSCI EAFE Value Index.	The index is a subset of the MSCI EAFE Index and consists of securities classified by MSCI as most representing the value style. The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Value Investing Risk
iShares® MSCI Pacific ex-Japan Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Pacific Free ex-Japan Index. The index consists of stocks in the Australia, Hong Kong, New Zealand and Singapore markets.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Markets of the Pacific Region • Geographic Risk
iShares® S&P Europe 350 Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the Standard & Poor’s Europe 350 Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the European Market • Geographic Risk
iShares® S&P Latin America 40 Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the Standard & Poor’s Latin America 40 Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Latin American Market • Geographic Risk
iShares® S&P/TOPIX 150 Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the Standard & Poor’s/Tokyo Stock Price 150 Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Japanese Market • Geographic Risk
iShares® MSCI United Kingdom Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the British Market

EQ Advisors Trust	More information on risks and the Underlying ETFs	15

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares FTSE/Xinhua China 25 Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the FTSE/Xinhua China 25 Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Chinese Market • Geographic Risk
iShares MSCI Emerging Markets Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the MSCI Emerging Markets Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Emerging Markets Risk • Geographic Risk
iShares MSCI Hong Kong Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Hong Kong Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Emerging Markets Risk • Geographic Risk • Risks specific to the Hong Kong market
iShares MSCI Singapore Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of the MSCI Singapore Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Emerging Markets Risk • Geographic Risk
iShares MSCI South Africa Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI South Africa Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the South African Market
iShares MSCI South Korea Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI South Korea Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the South Korean Market
iShares MSCI Taiwan Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index.	The fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Taiwanese Market

16	More information on risks and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Brazil Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of the MSCI Brazil Index.	The Fund uses a representative sampling indexing strategy to try to track the index.

•  Central and South American Economic Risks

•  Emerging Markets Risk

•  General Risk

•  Economic Risk

•  Political and Social Risk

•  Non-Diversification Risk

•  Risks of Privatization Results

•  Structural Risks

•  Currency Risk

•  Large Government Debt Risk

iShares MSCI Italy Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Italian marked, as measured by the MSCI Italy Index.	The Fund uses a representative sampling indexing strategy to try to track the Index.	• Reliance on Exports Risk • European Economic Risk • Risk of Uncertainty of European Union • Structural Risks • Political and Social Risk • Government Spending and Economic Debt
iShares MSCI Mexico Investable Market Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Mexico Investable Market Index.	The Fund uses a representative sampling indexing strategy to manage the Fund.	• Emerging Markets Risk • Non-Diversification Risk • U.S. Economic Risk • Structural Risks • Political Risk • Currency Instability Risk • Central and South American Fund Risk • Commodity Exposure Risk
iShares MSCI BRIC Index Fund	The Fund seeks investment results that correspond generally to the price and yield performance of the MSCI BRIC Index.	The Fund uses a representative sampling indexing strategy to try to track the index.

•  Structural Risks

•  Political and Social Risk

•  Expropriation Risk

•  Large Government Debt Risk

•  Economic and Currency Risk

•  Reliance on Exports Risk

•  Asian Economic Risk

•  European Economic Risk

•  Central and South American Regional Economic Risk

•  U.S. Economic Risk

•  Commodity Exposure Risk

•  Geographic Risk

iShares MSCI Austria Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of the MSCI Austria Index.	The Fund uses a representative sampling indexing strategy to manage the index.	• Reliance on Exports Risk • European Economic Risk • Risk of Uncertainty of European Union
iShares MSCI Belgium Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of the MSCI Belgium Investable Market Index.	The Fund uses a representative sampling indexing strategy to manage the index.	• Reliance on Exports Risk • European Economic Risk • Risk of Uncertainty of European Union • Lack of Natural Resources Risk

EQ Advisors Trust	More information on risks and the Underlying ETFs	17

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares MSCI Sweden Index Fund	The Fund seeks to provide investment results that correspond generally to the price and yield performance of the MSCI Sweden Index.	The Fund uses a representative sampling indexing strategy to manage the index.	• Reliance on Exports Risk • European Economic Risk • Structural Risk • Commodity Exposure Risk
iShares MSCI Malaysia Index Fund	Seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Malaysia Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Malaysian Market • Capital Controls Risk
iShares MSCI Turkey Investable Market Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the MSCI Turkey Investable Market Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Turkish Market
iShares MSCI Thailand Investable Market Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the MSCI Thai Investable Market Index.	The Fund uses a representative sampling strategy to try to track the index.	• Foreign Securities Risk • Risks Specific to the Thai Market

18	More information on risks and the Underlying ETFs	EQ Advisors Trust

3. Management of the Trust

This section gives you information on the Trust and the Manager of the Portfolio. More detailed information concerning the Manager is included in the description for the Portfolio in the section “About the Investment Portfolio.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among sixty-[        ] (6[  ]) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA and Class IB shares of one (1) Portfolio. The Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolio. In addition to its managerial responsibilities, the Manager also is responsible for determining the strategic asset allocation for the Portfolio and the selection of Underlying ETFs in which the Portfolio will invest. The Manager will make these determinations and engage in periodic rebalancing of the Portfolio’s investments using the Manager’s proprietary investment process, based on fundamental research regarding the investment characteristics of the geographic regions and Underlying ETFs, as well as its outlook for the economy and financial markets.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the management agreement with AXA Equitable is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2008.

Management Fees

The Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of the Portfolio’s average daily net assets) that the Manager received in 2008 for managing the Portfolio and the rate of the management fees waived by the Manager in 2008 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to the Portfolio.

Management Fees Paid by the Portfolio in 2008

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/International ETF	%	%

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, the Portfolio pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio, EQ/International Core PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio EQ/Large Cap Value PLUS Portfolio and EQ/Quality Bond PLUS Portfolio and the Crossings Allocation Portfolios.

Expense Limitation Agreement

In the interest of limiting until April 30, 2010 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of the Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the Portfolio (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, expenses of underlying ETFs, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) are limited to the following respective expense ratios:

Expense Limitation Provisions

Portfolio	Total Expenses Limited to (% of daily net assets)
	Class IA	Class IB
EQ/International ETF Portfolio	0.40%	0.65%

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses.

EQ Advisors Trust	Management of the Trust	19

4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of the Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust offered by this Prospectus. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of FINRA.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolio. The annual fee currently equals 0.25% (subject to a 0.50% maximum under the Distribution Plan) of the Portfolio’s average daily net assets attributable to Class IB shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

20	Fund distribution arrangements	EQ Advisors Trust

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. The Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for the Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolio. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, the Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, the Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent the Portfolio invests in Underlying ETFs that invest a significant portion of their assets in foreign securities (e.g., iShares MSCI Australia Index Fund and iShares MSCI Singapore Index Fund), the securities of small- and mid-capitalization companies or high-yield securities, it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets presents time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolio discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, the Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in the same Portfolio. The Trust aggregates inflows and outflows for the Portfolio on a daily basis. When a potentially disruptive transfer into or out of the same Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the

EQ Advisors Trust	Buying and selling shares	21

availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

22	Buying and selling shares	EQ Advisors Trust

6. How portfolio shares are priced

“Net asset value” is the price of one share of the Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of the Portfolio’s shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

The Portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying ETFs that invest heavily in foreign securities, which sometimes trade on days when the Portfolio’s or an Underlying ETF’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value).

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for the Portfolio when the Trust deems that the particular event or circumstance would materially affect the Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of the Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

EQ Advisors Trust	How portfolio shares are priced	23

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolio generally distributes most or all of its net investment income and its net realized gains, if any, annually. Dividends and other distributions by the Portfolio are automatically reinvested at net asset value in shares of the Portfolio.

Tax Consequences

The Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. The Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that the Portfolio will be operated to have no federal tax liability, if the Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent the Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that could reduce its investment performance.

It is important for the Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements), because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a “look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If the Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contract holders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

24	Dividends and other distributions and tax consequences	EQ Advisors Trust

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of the Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of the Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified the Portfolio is, the less volatile it will be.

Yield — The rate at which the Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

EQ Advisors Trust	Glossary of Terms	25

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares. The financial information in the table below is for the period of the Portfolio’s operations. The financial information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2008 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/International ETF Portfolio

26	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolio, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the Portfolio’s investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolio, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities holdings is available in the Portfolio’s SAI.

To order a free copy of the Portfolio’s SAI and/or Annual and Semi-Annual Report, request other information about the Portfolio, or make shareholder inquiries, contact your financial professional, or the Portfolio at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

EQ Advisors Trust currently does not maintain a website where investors can access the SAI or shareholder reports.

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolio (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust

EQ ADVISORS TRUSTSM

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses for the EQ Advisors Trust (“Trust”) dated May 1, 2009, as may be supplemented from time to time, which may be obtained without charge by calling AXA Equitable Life Insurance Company (“AXA Equitable”) toll-free at 1-877-222-2144 or writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectuses.

The Trust’s audited financial statements for the period ended December 31, 2008, including the financial highlights, appearing in the Trust’s Annual Report to Shareholders (available without charge, upon request by calling toll-free 1-877-222-2144), filed electronically with the Securities and Exchange Commission (“SEC”) on March     , 2009 (File No. 811-07953), are incorporated by reference and made a part of this document.

MASTER

(33968)

DESCRIPTION OF THE TRUST

EQ Advisors Trust is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on October 31, 1996 under the name “787 Trust.” The Trust changed its name to “EQ Advisors Trust” effective November 25, 1996. (See “Other Information.”)

AXA Equitable, through its AXA Funds Management Group unit (the “Manager” or “FMG”), currently serves as the investment manager for the Trust.

The Trust currently offers two classes of shares, Class IA and Class IB, on behalf of sixty-nine (69) portfolios. This SAI contains information with respect to shares of sixty-four (64) Portfolios of the Trust listed below (“Portfolios”). The Board of Trustees is permitted to create additional portfolios. The assets of the Trust received for the issue or sale of shares of each of its portfolios and all income, earnings, profits and proceeds thereof, subject to the rights of creditors, are allocated to such portfolio, and constitute the assets of such portfolio. The assets of each portfolio of the Trust are charged with the liabilities and expenses attributable to such portfolio, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the Trust are allocated between or among any one or more of its portfolios or classes.

EQ/AllianceBernstein Common Stock Portfolio
EQ/AllianceBernstein International Portfolio
EQ/AllianceBernstein Small Cap Growth Portfolio
EQ/Equity 500 Index Portfolio
(collectively, the “AllianceBernstein Portfolios”)

All Asset Allocation Portfolio (“Allocation Portfolio”)
EQ/Bond Index Portfolio
EQ/Boston Advisors Equity Income Portfolio
EQ/Caywood-Scholl High Yield Bond Portfolio
EQ/GAMCO Mergers and Acquisitions Portfolio
EQ/GAMCO Small Company Value Portfolio
EQ/Government Securities Portfolio
EQ/International Growth Portfolio
EQ/Long Term Bond Portfolio
EQ/Montag & Caldwell Growth Portfolio
EQ/PIMCO Ultra Short Bond Portfolio (formerly, EQ/PIMCO Real Return Portfolio)
EQ/Short Duration Bond Portfolio
EQ/T. Rowe Price Growth Stock Portfolio
EQ/UBS Growth and Income Portfolio
(collectively, “Enterprise and MONY Portfolios”)

EQ/Ariel Appreciation II Portfolio
EQ/AXA Franklin Income Core Portfolio (formerly, EQ/Franklin Income Portfolio)
EQ/AXA Franklin Small Cap Value Core Portfolio (formerly, EQ/Franklin Small Cap Value Portfolio)
EQ/AXA Franklin Templeton Founding Strategy Core Portfolio (formerly, EQ/Franklin Templeton Founding Strategy Portfolio)
EQ/AXA Mutual Shares Core Portfolio (formerly, EQ/Mutual Shares Portfolio)
EQ/AXA Rosenberg Value Long/Short Equity Portfolio
EQ/AXA Templeton Growth Core Portfolio (formerly, EQ/Templeton Growth Portfolio)
EQ/BlackRock Basic Value Equity Portfolio
EQ/BlackRock International Value Portfolio
EQ/Calvert Socially Responsible Portfolio
EQ/Capital Guardian Growth Portfolio
EQ/Capital Guardian Research Portfolio
EQ/Core Bond Index Portfolio (formerly, EQ/JPMorgan Core Bond Portfolio)

EQ/Davis New York Venture Portfolio
EQ/Evergreen Omega Portfolio
EQ/Focus PLUS Portfolio (formerly, EQ/Marsico Focus Portfolio)
EQ/Global Bond PLUS Portfolio (formerly, EQ/Evergreen International Bond Portfolio)
EQ/Global Multi-Sector Equity Portfolio (formerly, EQ/Van Kampen Emerging Markets Equity Portfolio)
EQ/Intermediate Government Bond Index Portfolio (formerly, EQ/AllianceBernstein Intermediate Government Securities Portfolio)
EQ/International Core PLUS Portfolio
EQ/International ETF Portfolio
EQ/JPMorgan Value Opportunities Portfolio
EQ/Large Cap Core PLUS Portfolio
EQ/Large Cap Growth Index Portfolio (formerly, EQ/AllianceBernstein Large Cap Growth Portfolio)
EQ/Large Cap Growth PLUS Portfolio
EQ/Large Cap Value Index Portfolio (formerly, EQ/Legg Mason Value Equity Portfolio)
EQ/Large Cap Value PLUS Portfolio (formerly, EQ/AllianceBernstein Value Portfolio)
EQ/Lord Abbett Growth and Income Portfolio
EQ/Lord Abbett Large Cap Core Portfolio
EQ/Lord Abbett Mid Cap Value Portfolio
EQ/Mid Cap Index Portfolio (formerly, EQ/FI Mid Cap Portfolio)
EQ/Mid Cap Value PLUS Portfolio
EQ/Money Market Portfolio
EQ/Oppenheimer Global Portfolio
EQ/Oppenheimer Main Street Opportunity Portfolio
EQ/Oppenheimer Main Street Small Cap Portfolio
EQ/Quality Bond PLUS Portfolio (formerly, EQ/AllianceBernstein Quality Bond Portfolio)
EQ/Small Company Index Portfolio
EQ/Van Kampen Comstock Portfolio
EQ/Van Kampen Mid Cap Growth Portfolio
EQ/Van Kampen Real Estate Portfolio
Crossings Aggressive Allocation Portfolios
Crossings Conservative Allocation Portfolio
Crossings Conservative-Plus Allocation Portfolio
Crossing Moderate Allocation Portfolio
Crossings Moderate-Plus Allocation Portfolio
(collectively, the “Crossings Allocation Portfolios”)

Class IA shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered at net asset value and are subject to fees imposed under a distribution plan (“Class IB Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Both classes of shares are offered under the Trust’s multi-class distribution system, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust’s multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each has a different designation; (b) each class of shares bears its “Class Expenses”; (c) each has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as “Class Expenses” by the Trust’s Board of Trustees under the plan pursuant to Rule 18f-3 under the 1940 Act are currently limited to payments made to the Distributors for the Class IB shares pursuant to the Class IB Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Trust’s shares are currently sold only to: (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable and AXA Life and Annuity Company, as well as insurance company separate accounts of Integrity Life Insurance Company, National Integrity Life Insurance Company, American General Life Insurance Company, The Prudential Insurance Company of America, and Transamerica Occidental Life Insurance Company, each of which is unaffiliated with AXA Equitable; and (ii) The 401(k) Plan sponsored by AXA Equitable Life Insurance Company (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans and to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable.

The Trust does not currently foresee any disadvantage to Contract owners arising from offering the Trust’s shares to separate accounts of insurance companies that are unaffiliated with one another or the Equitable Plan or other tax-qualified retirement plans. However, it is theoretically possible that the interests of owners of various Contracts participating in the Trust through separate accounts or of Equitable Plan or other tax-qualified retirement plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or the Equitable Plan or other tax-qualified retirement plan might withdraw their investments in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. The Trust’s Board of Trustees will monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts, the Equitable Plan and other tax-qualified retirement plans and will take whatever remedial action may be necessary.

TRUST INVESTMENT POLICIES

Fundamental Restrictions

Each Portfolio has also adopted certain investment restrictions that are fundamental and may not be changed without approval by a “majority” vote of each Portfolio’s shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio.

Set forth below are each of the fundamental restrictions adopted by each of the Portfolios (other than the Enterprise and MONY Portfolios). Fundamental policies (5) and (6) below shall not apply to the EQ/Focus PLUS Portfolio and EQ/Van Kampen Real Estate Portfolio. Certain non-fundamental operating policies are also described in this section because of their relevance to the fundamental restrictions adopted by the Portfolios.

Each Portfolio (other than the Enterprise and MONY Portfolios), except as described directly above, may not as a matter of fundamental policy:

(1)	Borrow money, except that:

a.

each Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes (except the EQ/Large Cap Value PLUS Portfolio and the EQ/AXA Rosenberg Value Long/Short Equity Portfolio, which may also borrow for leveraging purposes) and (ii) engage in reverse repurchase agreements, make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolios’ respective investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolios’ respective total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law (except that the EQ/BlackRock Basic Value Equity Portfolio may purchase securities on margin to the extent permitted by applicable law). Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Each Portfolio may borrow from banks or other persons to the extent permitted by applicable law;

b.	as a matter of non-fundamental operating policy, no Portfolio will purchase additional securities when money borrowed exceeds 5% of its total assets;

c.	the EQ/JPMorgan Value Opportunities Portfolio, EQ/Capital Guardian Growth Portfolio, EQ/BlackRock International Value Portfolio, EQ/Ariel Appreciation II Portfolio and EQ/AXA Rosenberg Value Long/Short Equity Portfolio each, as a matter of non-fundamental operating policy, may borrow only from banks (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or (ii) for extraordinary or emergency purposes or (iii) with respect to the EQ/AXA Rosenberg Value Long/Short Equity Portfolio, for payments of variation margin, provided that the combination of (i), (ii) and (iii), as applicable, shall not exceed 10% of the applicable Portfolio’s net assets (taken at lower of cost or current value), not including the amount borrowed, at the time the borrowing is made. Each Portfolio will repay borrowings made for the purposes specified above before any additional investments are purchased;

d.	the EQ/BlackRock Basic Value Equity Portfolio, as a matter of non-fundamental operating policy, may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes;

e.	the EQ/Evergreen Omega Portfolio and EQ/Global Bond PLUS Portfolio, as a matter of non-fundamental operating policy, each may, in addition to the amount specified above, borrow up to an additional 5% of its total assets from banks or other lenders;

f.	the EQ/Van Kampen Real Estate Portfolio, EQ/AXA Franklin Income Core Portfolio and EQ/Capital Guardian Research Portfolio as a matter of non-fundamental operating policy, may only borrow for temporary or emergency purposes, provided such amount does not exceed 5% of the Portfolio’s total assets at the time the borrowing is made;

g.	the AllianceBernstein Portfolios, as a matter of non-fundamental operating policy, may borrow money only from banks: (i) for temporary purposes; (ii) to pledge assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes); (iii) to make margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies; and

h.	as a matter of non-fundamental operating policy, short sales and related borrowings are not considered to be subject to this restriction.

(2)	Purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities;

(3)	Except with respect to the EQ/Van Kampen Real Estate Portfolio, purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio’s total assets would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to investments by the EQ/Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. In addition, the United States, state or local governments, or related agencies or instrumentalities are not considered an industry. As a matter of operating policy, this restriction shall not apply to investments in securities of other investment companies. Industries are determined by reference to the classifications of industries set forth in each Portfolio’s semi-annual and annual reports;

(4)	Make loans, except that:

a.	This restriction shall not apply to the EQ/Intermediate Government Bond Index Portfolio, which may make secured loans, including lending cash or portfolio securities with limitation;

b.

each other Portfolio may: (i) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio’s total assets (50% in the case of each of the other AllianceBernstein Portfolios and EQ/Money Market Portfolio); (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt securities. For purposes of this restriction, each Portfolio will treat purchases of loan participations and other direct indebtedness, including investments in syndicated loans and mortgages, as not subject to this limitation;

(5)	Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities and (ii) securities of other investment companies;*

a.	As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities; and

b.	the EQ/Money Market Portfolio, as a matter of non-fundamental operating policy, will not invest more than 5% of its total assets in securities of any one issuer, other than U.S. Government securities, except that it may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 of the 1940 Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the EQ/Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the 1940 Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities;

(6)	Purchase a security if, as a result, with respect to 75% of the value of the Portfolio’s total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and (ii) securities of other investment companies);*

(7)	Purchase or sell real estate, except that:

a.	each Portfolio, except the EQ/Core Bond Index Portfolio, may purchase securities of issuers which deal in real estate, securities which are directly or indirectly secured by interests in real estate, and securities which represent interests in real estate, and each Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein; and

b.	the EQ/Core Bond Index Portfolio may (i) invest in securities of issuers that invest in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein (iii) make direct investments in mortgages, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities including mortgages;

(8)	Issue senior securities except in compliance with the 1940 Act. For purposes of this restriction, short sales permitted by non-fundamental restriction (6) below are not deemed to be a senior security; or

*	As noted above, the EQ/Focus PLUS Portfolio and the EQ/Van Kampen Real Estate Portfolio are classified as non-diversified investment companies under the 1940 Act and therefore, these restrictions are not applicable to these Portfolios.

(9)	Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, policies and program.

Set forth below are each of the fundamental restrictions adopted by each of the Enterprise and MONY Portfolios.

Each Enterprise and MONY Portfolio, except the EQ/GAMCO Mergers and Acquisitions Portfolio, will not:

(1)	purchase securities of any one issuer if, as a result, more than 5% of the Portfolio’s total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

The following interpretation applies to, but is not a part of, this fundamental restriction: mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

Each Enterprise and MONY Portfolio will not:

(2)	purchase any security if, as a result of that purchase, 25% or more of the Portfolio’s total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

(3)

issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of 33 1/3% of the Portfolio’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that each Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

(4)	make loans, except loans of portfolio securities or cash or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

(5)	engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

(6)	purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that each Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(7)	purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but each Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-Fundamental Restrictions

The following investment restrictions generally apply to each Portfolio (other than the Enterprise and MONY Portfolios), but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio’s shareholders.

Each Portfolio (other than the Enterprise and MONY Portfolios) may not:

(1)	Purchase: (a) illiquid securities, (b) securities restricted as to resale (excluding securities determined by the Board of Trustees to be readily marketable), or (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of each Portfolio’s net assets (10% for the EQ/Money Market Portfolio) would be invested in such securities. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid under procedures adopted by the Trust’s Board are not subject to the limitations set forth in this investment restriction.

(2)	Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

(3)	Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except in compliance with the 1940 Act. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies, short sales or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

(4)	Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs, except that each Portfolio, to the extent consistent with its investment objectives and other investment policies, may (i) invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or (ii) hold mineral leases acquired as a result of its ownership of securities;

(5)	Invest in puts, calls, straddles, spreads, swaps or any combination thereof, except to the extent permitted by the Prospectus and this SAI, as may be amended from time to time; or

(6)	Except for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio, EQ/Focus PLUS Portfolio, and EQ/AXA Mutual Shares Core Portfolio effect short sales of securities unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and at least equal in amount to, the securities sold short. Permissible futures contracts, options, or currency transactions will not be deemed to constitute selling securities short. With respect to the EQ/AXA Rosenberg Value Long/Short Equity Portfolio and EQ/AXA Mutual Shares Core Portfolio, the Portfolio will not make short sales or maintain a short position if, when added together, more than 100% of the value of the Portfolio’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) segregated in connection with short sales. Short sales against the box are not subject to this limitation. With respect to the EQ/Focus PLUS Portfolio, these Portfolios do not currently intend to sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. As a matter of operating policy, the EQ/Capital Guardian Growth Portfolio and the EQ/Capital Guardian Research Portfolio will not effect short sales of securities or property.

(7)

purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules and orders thereunder and except that (i) this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger and (ii) each portfolio, except the EQ/AXA Franklin Templeton Founding Strategy

Core Portfolio, may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act.

The following investment restrictions apply to each Enterprise and MONY Portfolio, but are not fundamental. They may be changed for any Enterprise and MONY Portfolio by the Board of Trustees of the Trust and without a vote of that Portfolio’s shareholders.

Each Enterprise and MONY Portfolio will not invest more than 15% of its net assets in illiquid securities.

Each Enterprise and MONY Portfolio will not:

(1)	purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that each Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(2)	engage in short sales of securities or maintain a short position, except that each Portfolio may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(3)	purchase securities of other investment companies, except to the extent permitted by the 1940 Act and the rules and orders thereunder and except that (i) this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger and (ii) each portfolio, except the Allocation Portfolio, may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act.

(4)	purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

For purposes of normally investing at least 80% of EQ/FI Mid Cap Portfolio’s assets in common stocks of companies of medium market capitalizations, the Portfolio intends to measure the capitalization range of the S&P MidCap 400 and the Russell MidCap Indices no less frequently than once a month.

The EQ/AllianceBernstein Common Stock Portfolio, EQ/Intermediate Government Bond Index Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Boston Advisors Equity Income Portfolio, EQ/T. Rowe Price Growth Stock Portfolio, EQ/Caywood-Scholl High Yield Bond Portfolio, EQ/Short Duration Bond Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/Van Kampen Mid Cap Growth Portfolio, EQ/Equity 500 Index Portfolio, EQ/Mid Cap Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Lord Abbett Large Cap Core Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio, EQ/BlackRock Basic Value Equity Portfolio, EQ/Government Securities Portfolio, EQ/Bond Index Portfolio, EQ/Long Term Bond Portfolio, EQ/Small Company Index Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Global Bond PLUS Portfolio, EQ/AXA Rosenberg Value Long/Short Equity Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Oppenheimer Main Street Small Cap Portfolio, EQ/Van Kampen Real Estate Portfolio, EQ/International ETF Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio and EQ/Large Cap Core PLUS Portfolio each has a policy that it will invest at least 80% of its net assets in a particular type of investment suggested by its name as more fully set forth in the Prospectus. The EQ/BlackRock International Value and EQ/Van Kampen Comstock Portfolios each have a policy that it will invest at least 80% of its net assets in a particular type of investment. These policies may not be changed without giving at least sixty (60) days’ written notice to the shareholders of the affected Portfolio to the extent required by SEC rules.

INVESTMENT STRATEGIES AND RISKS

In addition to the Portfolios’ principal investment strategies discussed in the Prospectus, each Portfolio, except certain excluded Portfolios (which currently include the Allocation Portfolio, the Crossings

Allocation Portfolios, the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio and the EQ/International ETF Portfolio), may engage in other types of investment strategies as further described below and as indicated in Appendix A. Each Portfolio, except the excluded Portfolios, may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the Portfolio’s own investment restrictions.

The Allocation Portfolio, the Crossings Allocation Portfolios, the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio and the EQ/International ETF Portfolio operate under a “fund of funds” structure, under which they invest in securities issued by other investment companies. The Allocation Portfolio and the Crossings Allocation Portfolios may invest in securities of other investment companies managed by AXA Equitable (the “Underlying Portfolios”), exchange-traded securities of other registered investment companies (the “Underlying ETFs”), U.S. government securities and money market instruments. The EQ/Franklin Templeton Founding Strategy Portfolio may invest in Underlying Portfolios, U.S. government securities and money market instruments. The EQ/International ETF Portfolio invests primarily in Underlying ETFs that invest substantially all of their assets in equity securities of foreign companies. By investing in Underlying Portfolios and/or Underlying ETFs, these Portfolios will indirectly bear fees and expenses charged by the Underlying Portfolios and/or Underlying ETFs in addition to the direct fees and expenses of the Portfolios. In addition, the performance of each of these Portfolios is directly related to the ability of the Underlying Portfolios and/or Underlying ETFs to meet their respective investment objectives, as well as the Manager’s allocation among the Underlying Portfolios and/or Underlying ETFs. Accordingly, the investment performance of each of these Portfolios will be influenced by the investment strategies of and risks and fees associated with the Underlying Portfolios and/or Underlying ETFs in direct proportion to the amount of assets each such Portfolio allocates to the Underlying Portfolios and/or Underlying ETFs utilizing such strategies. The Trust’s May 1, 2009 Prospectus and SAI (1940 Act File No. 811-07953) contains additional information about Underlying ETFs as well as those Underlying Portfolios that are series of the Trust. For additional information about Underlying Portfolios that are series of AXA Premier VIP Trust, please see the relevant May 1, 2009 Prospectus and SAI for AXA Premier VIP Trust (1940 Act File No. 811-10509).

The Trust, in reliance on Rule 4.5 under the Commodity Exchange Act, as amended (“CEA”), is excluded from the status of Commodity Pool Operator (“CPO”). Thus, the Trust is not subject to registration or regulation as a CPO under the CEA.

Asset-Backed Securities.    As indicated in Appendix A, certain of the Portfolios may invest in asset-backed securities. Asset-backed securities, issued by trusts and special purpose corporations, are collateralized by a pool of assets, such as credit card or automobile loans, home equity loans or computer leases, and represent the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Certain collateral may be difficult to locate in the event of default, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. In the case of automobile loans, most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. If a Portfolio purchases asset-backed securities that are “subordinated” to other interests in the same pool of assets, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. The subordinated securities may be more illiquid and less stable than other asset-backed securities.

To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Bonds.    As discussed in Appendix A, certain of the Portfolios may invest in one or more types of bonds. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are “perpetual” in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Portfolio’s investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer’s own financial condition or in economic conditions.

Brady Bonds.    As indicated in Appendix A, certain of the Portfolios may invest in Brady Bonds. Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the United States Secretary of the Treasury. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over the counter secondary market. Each Portfolio will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the Advisers to that Portfolio.

Collateralized Debt Obligations.    Certain of the Portfolio may invest in collateralized debt obligations (“CDOs”). Such securities include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolios as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A (under the Securities Act of 1933) transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Portfolios’ Prospectus (e.g., interest rate risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the portfolios may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Convertible Securities.    As indicated in Appendix A, certain of the Portfolios may invest in convertible securities, including both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate, which enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Credit Default Swaps.    As indicated in Appendix A, certain of the Portfolios may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss.

Depositary Receipts.    As indicated in Appendix A, certain of the Portfolios may invest in depositary receipts. Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an “underlying issuer”) and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”). ADRs are dollar-denominated Depositary Receipts typically issued by a United States financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called “sponsored” programs and ADRs do not involve foreign currency risks, ADRs and other Depositary Receipts are subject to the risks of other investments in foreign securities, as described below.

Depositary Receipts may be “sponsored” or “unsponsored.” Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored Depositary Receipt generally bear all the costs associated with establishing the unsponsored Depositary Receipt. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio’s investment policies, the Portfolio’s investment in Depositary Receipts will be deemed to be investments in the underlying securities except as noted.

Derivatives.    Derivatives are financial products or instruments that derive their value from the value of one or more underlying assets, reference rates or indices. Derivatives include, but are not limited to, the following: asset-backed securities, floaters and inverse floaters, hybrid instruments, mortgage-backed securities, options and future transactions, stripped mortgage-backed securities, structured notes and swaps. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Equity Securities.    As indicated in Appendix A, certain of the Portfolios may invest in one or more types of equity securities. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but actually it is an equity security that is senior to a company’s common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company’s financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a Portfolio may experience a substantial or complete loss on an individual equity investment. While this is also possible with bonds, it is less likely.

Eurodollar and Yankee Dollar Obligations.    As indicated in Appendix A, certain of the Portfolios may invest in Eurodollar and Yankee dollar obligations. Eurodollar bank obligations are U.S. dollar- denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues; notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Event-Linked Bonds.    As indicated in Appendix A, certain of the Portfolios may invest in event-linked bonds. Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-fund losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the portfolio to certain unanticipated risks including issuer (credit) default and adverse regulatory or jurisdictional interpretations.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities or Non-Publicly Traded Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the Portfolio.

Floaters and Inverse Floaters.    As indicated in Appendix A, certain of the Portfolios may invest in floaters and inverse floaters, which are fixed income securities with a floating or variable rate of interest,

i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under “Foreign Securities.”

In addition, the EQ/Global Multi-Sector Equity Portfolio may invest in inverse floating rate obligations which are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as London Inter-Bank Offered Rate (“LIBOR”). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Foreign Currency.    As indicated in Appendix A, certain of the Portfolios may purchase securities denominated in foreign currencies, including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Portfolio’s assets and income. In addition, although a portion of a Portfolio’s investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio’s income has been earned and computed in U.S. dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the United States or abroad. Foreign currencies in which a Portfolio’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio. Certain Portfolios may also invest in the following types of foreign currency transactions:

Forward Foreign Currency Transactions.    As indicated in Appendix A, certain of the Portfolios may engage in forward foreign currency exchange transactions. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio’s use of such contracts will include, but not be limited to, the following situations.

First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a Portfolio’s Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio’s portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units, or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the Advisers to the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of the Portfolios will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio’s investment objective and program. For example, a Portfolio may use foreign currency options and forward contracts to increase exposure to a foreign currency or shift exposure to foreign currency fluctuations from one country to another. However, the Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will convert foreign currencies to U.S. dollars and vice versa from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Foreign Currency Options, Foreign Currency Futures Contracts and Options on Futures.    As indicated in Appendix A, certain of the Portfolios may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Those Portfolios may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currency or on foreign currency futures contracts only if they are “covered,” except as described below. A put on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered “covered” if, so long as the Portfolio is obligated as the writer of the put, it segregates, either on the records of the Advisers or with the Portfolio’s custodian, cash or other liquid securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered “covered” only if the Portfolio segregates, either on the records of the Advisers or with the Portfolio’s custodian, cash or other liquid securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. EQ/Focus PLUS Portfolio may also write uncovered call options on foreign currencies for cross-hedging purposes. The Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option.

Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

Over the Counter Options on Foreign Currency Transactions.    As indicated in Appendix A, certain of the Portfolios may engage in over the counter options on foreign currency transactions. Each AllianceBernstein Portfolio (other than EQ/Equity 500 Index Portfolio) and EQ/Focus PLUS Portfolio will engage in over the counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over the counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over the counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter.

Hedging transactions involve costs and may result in losses. As indicated in Appendix A, certain of the Portfolios may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over the counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the Adviser’s opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio’s ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

Except for the EQ/PIMCO Ultra Short Bond Portfolio, a Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio (except for the EQ/PIMCO Ultra Short Bond Portfolio) will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Foreign Securities.    As indicated in Appendix A, certain of the Portfolios may also invest in other types of foreign securities or engage in certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio’s investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement,” which can result in losses to a Portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See “Emerging Markets Securities” below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian, and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below:

Emerging Market Securities.    As indicated in Appendix A, certain of the Portfolios may invest in emerging market securities. Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the Portfolios can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Eastern European and Russian Securities.    The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 50 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a Portfolio’s investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company’s share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a Portfolio if the company deems a purchaser unsuitable, which may expose a Portfolio to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a Portfolio’s investments in Russian securities. Among these procedures is a requirement that a Portfolio will not invest in the securities of a Russian company unless that issuer’s registrar has entered into a contract with a Portfolio’s custodian containing certain protective conditions, including, among other things, the custodian’s right to conduct regular share confirmations on behalf of a Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

Latin America

Inflation.    Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability.    The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency.    Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.

Sovereign Debt.    A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Pacific Basin Region.    Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the European Community. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a Portfolio’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a Portfolio’s assets denominated in those currencies.

Chinese Companies.    Investing in China, Hong Kong and Taiwan involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, particularly in China; (f) currency exchange rate fluctuations and the lack of available currency hedging instruments; (g) higher rates of inflation; (h) controls on foreign investment and limitations on repatriation of invested capital and on the portfolio’s ability to exchange local currencies for U.S. dollars; (i) greater governmental involvement in and control over the economy; (j) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (k) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (1) the difference in, or lack of auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (m) the fact that statistical information regarding the economy China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (n) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (o) the fact that the settlement period of securities transactions in foreign markets may be longer (p) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (q) the risk that it may be more difficult or impossible, to obtain and/or enforce a judgment than in other countries; (r) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (s) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well. Investment in China, Hong Kong and Taiwan is subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the portfolio involves risk of a total loss. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

Forward Commitments, When-Issued and Delayed Delivery Securities.    As indicated in Appendix A, certain of the Portfolios may invest in forward commitments, when-issued and delayed delivery securities. Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the Portfolio is required to designate the segregation, either on the records of the Advisers or with the Trust’s custodian, of cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Portfolio’s forward commitments, when-issued or delayed delivery commitments or to enter into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets that have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio’s payment obligation).

Hybrid Instruments.    As indicated in Appendix A, certain of the Portfolios may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio.

Illiquid Securities or Non-Publicly Traded Securities.    As indicated in Appendix A, certain of the Portfolios may invest in illiquid securities or non-publicly traded securities. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Portfolio’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A and that have been determined to be liquid by the Board or its delegates will be monitored by each Portfolio’s Adviser on an ongoing basis, subject to the oversight of the Manager. In the event that such a security is deemed to be no longer liquid, a Portfolio’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio’s having more than 10% or 15% of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid, and therefore subject to a Portfolio’s limit on the purchase of illiquid securities, unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Investment Company Securities.    As indicated in Appendix A, certain of the Portfolios may invest in investment company securities. Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called funds-of-funds, the 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio’s total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. The Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, EQ/International ETF Portfolio and the Crossings Allocation Portfolios invest substantially all of their assets in the securities of other investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Passive Foreign Investment Companies.    As indicated in Appendix A, certain Portfolios may purchase the securities of “passive foreign investment companies” (“PFICs”). Such companies have been the only or primary way to invest in countries that limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. In addition to bearing their proportionate share of a Portfolio’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such funds. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above, as well as certain tax consequences (see the section entitled “Taxation”).

Exchange Traded Funds (ETFs).    As indicated in Appendix A, certain of the Portfolios may invest in ETFs. These are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. EQ/International ETF Portfolio invests substantially all of its assets in ETFs. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have fees which increase their costs.

Investment Grade Securities.    As indicated in Appendix A, certain of the Portfolios may invest in or hold investment grade securities. Investment grade securities are securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB or higher by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or BBB or higher by Fitch Ratings Ltd. (“Fitch”) or comparable quality unrated securities. Investment grade securities, while normally exhibiting adequate protection parameters, have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher grade fixed income securities.

Junk Bonds or Lower Rated Securities.    As indicated in Appendix A, certain of the Portfolios may invest in or hold Junk Bonds or Lower Rated Securities (“lower quality securities”). Lower quality fixed income securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations (“NRSROs”) (i.e., Ba or lower by Moody’s, BB or lower by Standard & Poor’s and BB or lower by Fitch) or comparable quality unrated securities. Such lower quality securities are known as “junk bonds” and are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. (Each NRSRO’s descriptions of these bond ratings are set forth in the Appendix B to this Statement of Additional Information.) Because investment in lower quality securities involves greater investment risk, achievement of a Portfolio’s investment objective will be more dependent on the Adviser’s analysis than would be the case if that Portfolio were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for an Adviser to value accurately certain portfolio securities.

It is the policy of each Portfolio’s Adviser(s) to not rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Adviser’s own independent and ongoing review of credit quality. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. When economic conditions appear to be deteriorating, junk bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (i) the high yield bond market; (ii) the value of high yield securities; and (iii) the ability of the securities’ issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds, especially during periods of deteriorating economic conditions, may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Trust’s Board of Trustees. Junk bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio’s expenses can be spread and possibly reducing the Portfolio’s rate of return. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation in the past to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructuring such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.

Credit Ratings.    Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to commercial paper and corporate bonds by Moody’s, S&P and Fitch is included in Appendix B to this SAI. The process by which Moody’s, S&P and Fitch determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond’s value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond’s rating. Subsequent to a bond’s purchase by a portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the portfolio. The Portfolios may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, the applicable Adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer’s obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

Loan Participations and Other Direct Indebtedness.    As indicated in Appendix A, certain of the Portfolios may invest a portion of their assets in loan participations and other direct indebtedness. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. In purchasing a loan participation, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Certain of the loans and other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when a Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it is required to designate the segregation, either on the records of the Advisers or with the Trust’s custodian, of cash or other liquid securities in an amount equal to or greater than on a daily basis, an amount sufficient to meet such commitments.

Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its rights and the rights of other loan participants against the borrower. Alternatively, such loans and other direct indebtedness may be structured as a “novation” (i.e., a new loan)

pursuant to which a Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which a Portfolio would purchase an assignment of a portion of a lender’s interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A Portfolio’s ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Portfolio will purchase, the Adviser will rely upon its own credit analysis of the borrower. As a Portfolio may be required to rely upon another lending institution to collect and pass on to a Portfolio amounts payable with respect to the loan and to enforce a Portfolio’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Portfolio from receiving such amounts. In such cases, a Portfolio will also evaluate the creditworthiness of the lending institution and will treat both the borrower and the lending institutions as an “issuer” of the loan for purposes of certain investment restrictions pertaining to the diversification of a Portfolio’s portfolio investments.

Investments in such loans and other direct indebtedness may involve additional risks to a Portfolio. For example, if a loan or other direct indebtedness is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio relies on the Adviser’s research in an attempt to avoid situations where fraud and misrepresentation could adversely affect a Portfolio. In addition, loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Adviser determines that any such investments are illiquid, a Portfolio will include them in the investment limitations described above.

Mortgage-Backed or Mortgage-Related Securities.    As indicated in Appendix A, certain of the Portfolios may invest in mortgage-related securities (i.e., mortgage-backed securities). A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or “tranches”), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non- government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrower’s credit standing and repayment history. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. In addition, the risk of default by borrowers is greater during times of rising interest rates and/or unemployment rates. The risk of default is generally higher in the case of mortgage pools that include subprime mortgages. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios’ ability to buy or sell those securities at any particular time.

The EQ/PIMCO Ultra Short Bond Portfolio may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, it could end up acquiring a direct interest in the underlying real property and the Portfolio would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. Investment in direct mortgages involve many of the same risks as investments in mortgage-related securities. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or the Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage Dollar Rolls.    As indicated in Appendix A, certain of the Portfolios may enter into mortgage dollar rolls in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the Adviser’s ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the Portfolio. The Portfolio will maintain until the settlement date the segregation, either on the records of the Adviser or with the Trust’s custodian, of cash or other liquid securities in an amount equal to the forward purchase price.

Municipal Securities.    As indicated in Appendix A, certain of the Portfolios may invest in municipal securities (“municipals”) including residual interest bonds, which are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain private activity bonds are also considered municipal bonds if the interest thereon is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Private activity bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

Preferred Stocks.    As indicated in Appendix A, certain of the Portfolios may invest in preferred securities. Preferred securities have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Cumulative preferred stock requires the issuer to pay stockholders all prior unpaid dividends before the issuer can pay dividends on common stock. Non-cumulative preferred stock does not require the issuer to pay all prior unpaid dividends before the issuer can pay dividends on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Portfolio may treat such redeemable preferred stock as a fixed income security.

Options and Futures Transactions.    As indicated in Appendix A, certain of the Portfolios may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities and to adjust the duration of fixed income investments. Each Portfolio may purchase, sell, or write call and put options and futures contracts on securities, financial indices, and foreign currencies and options on futures contracts.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a Portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract or an over the counter option and the resulting inability to close a futures position or over the counter option prior to its maturity date.

Following is a description of specific Options and Futures Transactions, followed by a discussion concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts.

Futures Transactions.    As indicated in Appendix A, certain of the Portfolios may utilize futures contracts. Futures contracts (a type of potentially high-risk investment) enable the investor to buy or sell an asset in the future at an agreed upon price. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodity Futures Trading Commission (“CFTC”).

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio’s open positions in futures contracts) would be required to designate the segregation, either on the records of the Advisers or with the Trust’s custodian, in the name of the futures broker an amount of cash, United States Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Portfolios expect to earn interest income on their initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Options on Futures Contracts.    As indicated in Appendix A, certain of the Portfolios may purchase and write exchange-traded call and put options on futures contracts of the type which the particular Portfolio is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price, at any time before the option expires.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The Portfolios will write only options on futures contracts which are “covered.” A Portfolio will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates, either on the records of the Adviser or with the Trust’s custodian, cash or other liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered “covered” with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns a security deliverable under the futures contract. A Portfolio will be considered “covered” with respect to a call option it has written on a securities index future if the Portfolio owns, so long as the Portfolio is obligated as the writer of the call, a portfolio of securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts.    The Portfolios may invest in futures and options for hedging purposes, as well as non-hedging purposes, to the extent permitted in the prospectus and SAI. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be designated either on the records of the Advisers or with the Trust’s custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see “Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts.”

As indicated in Appendix A, certain of the Portfolios may also write and purchase put and call options. Options (another type of potentially high-risk security) give the purchaser of an option the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option.) Each Portfolio will write put and call options only if such options are considered to be “covered,” except as described below. A call option on a security is covered, for example, when the writer of the call option owns throughout the option period the security on which the option is written (or a security convertible into such a security without the payment of additional consideration). A put option on a security is covered, for example, when the writer of the put maintains throughout the option period the segregation, either on the records of the Advisers or with the Trust’s custodian, of cash or other liquid assets in an amount equal to or greater than the exercise price of the put option. EQ/Focus PLUS Portfolio may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating, either on the records of the Adviser or with the Trust’s custodian, cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its Adviser believes that writing the option would achieve the desired hedge.

Certain of the Portfolios will not commit more than 5% of their total assets to premiums when purchasing call or put options. In addition, the total market value of securities against which a Portfolio has written call or put options generally will not exceed 25% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options. Additionally, these limitations do not apply to the EQ/PIMCO Ultra Short Bond Portfolio.

Writing Call Options.    A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a “closing purchase transaction.” The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio’s securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options.    The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to “cover” it, for example, by maintaining the segregation, either on the records of the Advisers or with the Trust’s custodian, of cash or other liquid securities having a value equal to or greater than the exercise price of the option.

The Portfolios may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options.    A Portfolio may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Futures Contracts.    Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Securities Index Options.    A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio’s securities or securities it intends to purchase. Each Portfolio writes only “covered” options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of a Portfolio’s Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates, either on the records of the Adviser or with its custodian, cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed “index multiplier.”

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the Standard & Poor’s 500 or the NYSE Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over the Counter Options.    As indicated in Appendix A, certain of the Portfolios may engage in over the counter put and call option transactions. Options traded in the over the counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such over the counter options, and the securities used as “cover” for such options, may be considered illiquid securities. Certain Portfolios may enter into contracts (or amend existing contracts) with primary dealers with whom they write over the counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option’s intrinsic value (i.e., the amount the option is “in-the-money”). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Portfolio can repurchase the option at any time. The Portfolios have established standards of creditworthiness for these primary dealers, although the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over the counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over the counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is “in-the-money,” i.e., the amount by which the price of the option exceeds the exercise price.

Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts

Options.    A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (“exchange”). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over the counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over the counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter. The Portfolios will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as “cover” for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

Futures.    The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. A Portfolio’s Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio’s underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to a Portfolio’s ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio’s portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios, specified in the Prospectus, intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Foreign Options and Futures.    Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when a Portfolio trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Portfolio for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Portfolio’s order is placed and the time it is liquidated, offset or exercised.

Foreign Currency Contracts.    Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on the ability of a Portfolio’s Adviser to predict future currency exchange rates.

The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio’s position, it may forfeit the entire amount of the premium plus related transaction costs.

Payment-In-Kind Bonds.    As indicated in Appendix A, certain of the Portfolios may invest in payment-in-kind bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Repurchase Agreements.    As indicated in Appendix A, certain of the Portfolios may invest in repurchase agreements. Each Portfolio may enter into repurchase agreements with qualified banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio’s holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

Repurchase agreements may have the characteristics of loans by a Portfolio. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. A Portfolio will enter into repurchase agreements with registered brokers-dealers, United States Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Portfolio’s Adviser, pursuant to guidelines adopted by the Manager. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Portfolio would look to the collateral underlying the seller’s repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

Real Estate Industry Investing.    Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolios’ investments.

Real Estate Investment Trusts.    As indicated in Appendix A, certain Portfolios may invest in real estate investment trusts (“REITs”). The EQ/Van Kampen Real Estate Portfolio normally invests at least 80% of its net assets, and in equity securities of companies in the real estate industry (“real estate companies”), including REITs. Certain other Portfolios may invest up to 15% of their respective net assets therein real estate companies, including REITs. Risks associated with investments in securities of real estate companies include those discussed above in “Real Estate Industry Investing.”

REITs pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests. A REIT is not taxed on income that is distributed to its owners if it complies with statutory and regulatory requirements relating to its organization, ownership, assets and income and with a statutory requirement that it distribute to its owners at least 95% of its REIT taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

A shareholder in any Portfolio, by investing in REITs indirectly through the Portfolio, will bear not only its proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. In addition, equity REITs may be affected by changes in the values of the underlying property they own, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects and risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of net income and gains under the Internal Revenue Code of 1986, as amended (“Code”), and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs holding those securities could end up holding the underlying real estate.

Reverse Repurchase Agreements and Dollar Rolls.    As indicated in Appendix A, certain of the Portfolios may each enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will maintain the segregation, either on the records of the Advisers or with the Trust’s custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio’s net asset value. See “Fundamental Restrictions” for more information concerning restrictions on borrowing by each Portfolio. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio’s obligation to repurchase the securities, and a Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

In “dollar roll” transactions, a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forego principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Portfolio enters into a dollar roll transaction, it will maintain the segregation, either on the records of the Advisers or with the Trust’s custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

Securities Loans.    As indicated in Appendix A Portfolios may lend securities to brokers, dealers or other institutional investors needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on loaned securities. The Portfolio has the right to terminate a loan at any time. The Portfolio does not have the right to vote on securities while they are on loan, but the Portfolio’s Manager or Adviser may attempt to terminate loans in time to vote those proxies the Manager or the Adviser has determined are material to the Portfolio’s interests. A Portfolio has the right to call each loan and obtain the securities on one standard settlement period’s notice or, in connection with the securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. The Portfolio will receive collateral consisting of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Portfolio’s investment program and applicable law, which will be maintained at all times in an amount at least equal to 100% of the current market value of the loaned securities. If the collateral consists of cash, the Portfolio will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on investment. If the collateral consists of a letter or credit or securities, the borrower will pay the Portfolio a loan premium fee. The Portfolio may participate in securities lending programs operated by financial institutions, which act as lending agents (“Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Portfolio derived from lending the Portfolio’s securities. Should the borrower of securities fail financially, the Portfolio may experience delays in recovering the loaned securities or in exercising its rights in the collateral. Loans will be made only to firms judged by the Manager, with the approval of the Board, to be of good financial standing. Additional risks include the possible decline of the value of the securities acquired with cash collateral. The Portfolio seeks to minimize this risk by limiting the investment of cash collateral to high quality instruments with short maturities, repurchase agreements, money market funds or similar private investment vehicles.

Short Sales.    As indicated in Appendix A, certain of the Portfolios may enter into a short sale. A “short sale” is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to prepay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The net proceeds of a short sale will be retained by the Adviser (or by the Portfolio’s custodian), to the extent necessary to meet margin requirements, until the short position is closed out. The Portfolios will incur transaction costs in effecting short sales.

The Portfolios generally will only engage in covered short sales. In a covered short sale, a Portfolio either (1) enters into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short (also known as a short sale “against the box”), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the market value of the securities sold short. A short sale may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. For a short sale against the box, each Portfolio will designate the segregation, either on the records of the Advisers or with the Trust’s custodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Each Portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Except for the EQ/AXA Rosenberg Value Long/Short Equity Portfolio, and EQ/AXA Mutual Shares Core Portfolio not more than 10% of a Portfolio’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Portfolio may be required to pay in connection with a short sale. There can be no assurance that a Portfolio will be able to close out a short position at any particular time or an acceptable price.

Small Company Securities.    As indicated in Appendix A, certain of the Portfolios may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these Portfolios may involve a greater degree of risk than an investment in other Portfolios that seek capital appreciation by investing in better known, larger companies.

Structured Notes.    As indicated in Appendix A, certain of the Portfolios may invest in structured notes, which are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Because structured notes of the type in which the EQ/Global Multi-Sector Equity Portfolio may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The EQ/Global Multi-Sector Equity Portfolio may invest in a class of structured notes that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured notes typically have higher yields and present greater risks than unsubordinated structured notes. Certain issuers of structured notes may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the EQ/Global Multi-Sector Equity Portfolio’s investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

Swaps.    As indicated in Appendix A, certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified security or index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by designating the segregation, either on the records of the Adviser or with the Trust’s custodian, of cash or other liquid securities, to avoid any potential leveraging of a Portfolio. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the Advisers believe such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, the Adviser will not treat them as being subject to the Portfolio’s borrowing restrictions. A Portfolio may enter into OTC swap transactions with counterparties that are approved by the Advisers in accordance with guidelines established by the Manager. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which a Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counter-party, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

U.S. Government Securities.    As indicated in Appendix A, certain of the Portfolios may invest in U.S. Government securities. Each Portfolio may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the U.S. (e.g., securities issued by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, and Government National Mortgage Association); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the U.S. Treasury (e.g., securities issued by the Federal National Mortgage Association); and securities issued or guaranteed by government agencies that are only supported by the credit of the particular agency (e.g., Interamerican Development Bank, the International Bank for Reconstruction and Development, and the Tennessee Valley Authority).

Warrants.    As indicated in Appendix A, certain of the Portfolios may purchase warrants and similar rights. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor’s risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a high risk investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Zero Coupon Bonds.    As indicated in Appendix A, certain of the Portfolios may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from their principal amount (referred to as “original issue discount”) and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required annually to accrue interest income on such investments and to distribute such amounts to its shareholders. Thus, each Portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

Portfolio Turnover.    The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” High portfolio turnover may result from the strategies of the Advisers or when one Adviser replaces another, necessitating changes in the Portfolio it advises. Portfolio turnover may vary significantly from year to year due to a variety of factors, including fluctuating volume of shareholder purchase and redemption orders, market conditions, changes in an Adviser’s investment outlook or changes in the Adviser managing the Portfolio. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the Portfolio and shareholders. A Portfolio’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when an Adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

It is the policy of the Trust to safeguard against misuse of the Portfolios’ portfolio holdings information and to prevent the selective disclosure of such information. Each Portfolio will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Trust generally discloses top portfolio holdings (typically the Portfolios’ top ten holdings) on a monthly basis. All such information generally is released with a 30-day lag time, meaning top ten portfolio holdings information as of the end of the month generally is not released until the 30th day of the following month. This information is available upon request and on the Manager’s website at http://www.axa.com. Portfolio holdings information less than 30 days stale and all trade information is restricted, with the exceptions noted below, to employees responsible for fund administration, fund analysis and legal or compliance matters.

The Trust, through the Manager, may provide non-public portfolio holdings data to certain third-parties prior to the release of such information to the public as described above. The Manager currently has ongoing arrangements with certain third-party data services (Vestek), mutual fund evaluation services (Lipper Analytical Services and Morningstar) and consultants (Rocaton Investment Advisors, LLC and Standard & Poor’s Investment Advisory Services LLC). Each of these third parties receives portfolio holdings information at month ends, with the exception of Vestek, which receives such information daily and Rocaton which reserves such information on a quarterly basis. Each of these third parties is subject to a duty to treat non-public portfolio holdings information confidentially and a duty not to trade on such information.

In addition, current non-public portfolio holdings information may be provided as frequently as daily as part of the legitimate business activities of each Portfolio to the following service providers and other organizations: the Manager; the Advisers; the independent registered public accountants; the custodian; the administrator; the sub-administrator; the transfer agent; counsel to the Portfolios or the non-interested trustees; regulatory authorities; pricing services (Bear Stearns’ Pricing Direct, Interactive Data Corporation, J.J. Kenney, Loan Pricing Corporation, Muller Data, Bloomberg, Reuters, Mark-It Partners); peer analysis services (Mellon Analytics); performance review services (Evestment Alliance, Informais); back office services (iX Partners, Ltd., Sunguard Financial, Principal Global Investors, Mellon Financial, The Bank of New York Mellon Corporation); research tool/quote system (Thomson); trade execution analysis (Plexus, Elkins McSherry, Abel Noser); data consolidator (Electra); trade order management services (ITG, Macgregor XIP, Charles River, TCS); books and records vendor (Checkfree); GIPS auditor (Vincent Performance Services); auditor (KPMG); marketing research services (Strategic Insights);

portfolio analysis services (Barra TotalRisk System); commission tracking (Congent Consulting); accounting systems or services (Advent Software Eagle Investment Systems Corp., Portia); software vendors (CDS/Computer, The MacGregor Group, OMGEO LLC, Radianz); analytic services or tools (FactSet Research Systems Inc., Investment Technology Group, Inc., Investor Tools Perform, MSCI Barra, Inc., Saloman Analytics, Inc., Wilshire Analytics/Axiom, Wilshire (Compass)); legal services (Palmer & Dodge LLP); corporate actions and trade confirmation (Brown Brothers Harriman & Co.); OTC derivative products and portfolio holdings (State Street Bank and Trust Company); ratings agencies (Standard & Poor’s, Moody’s); index provider (Frank Russell); consulting firms (Mercer, CRA RogersCasey, Macro Consulting); data provider (InvestorForce); broker-dealers who provide execution or research services to the Portfolios; broker-dealers who provide quotations that are used in pricing; financial printers (R.R. Donnelley); and proxy voting services (Riskmetrics and Broadridge Financial Solutions, Inc.). The entities to whom each Portfolio voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to each Portfolio, are subject to a duty to treat non-public portfolio holdings information confidentially and a duty not to trade on such information.

On a case-by-case “need to know” basis, the Trust’s Chief Financial Officer or Vice President, subject to the approval of the Manager’s Funds Management Group Unit (“FMG”) Legal and Compliance Group and the Trust’s Chief Compliance Officer, may approve the disclosure of additional portfolio holdings information if such information is in the best interests of Portfolio shareholders. In all cases, the approval of the release of non-public portfolio holdings information by FMG’s Legal and Compliance Group must be based on a determination that such disclosure is in the best interests of the Portfolios and their shareholders, that there is a legitimate business purpose for such disclosure and that the party receiving such information is subject to a duty to treat the information confidentially and a duty not to trade on such information. The Trust does not disclose its portfolio holdings to the media and will not release portfolio trades information.

FMG is responsible for administering the release of portfolio holdings information with respect to the Portfolios. Until particular portfolio holdings information has been released to the public, and except with regard to the third parties described above, no such information may be provided to any party without the approval of FMG’s Legal and Compliance Group, which approval is subject to the conditions described above. No compensation is received by the Trust, the Manager or any other person in connection with their disclosure of portfolio holdings information.

FMG’s Legal and Compliance Group and the Trust’s Chief Compliance Officer monitor and review any potential conflicts of interest between the Portfolios’ shareholders and the Manager, distributors and their affiliates that may arise from the potential release of portfolio holdings information. The Trust’s Board of Trustees approved this policy and determined that it is in the best interest of the Portfolios. The Board of Trustees oversees implementation of this policy and receives quarterly reports from the Trust’s Chief Compliance Officer regarding any violations or exceptions to this policy that were granted by FMG’s Legal and Compliance Group.

MANAGEMENT OF THE TRUST

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years and other information, are shown below.

The Trustees

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustees
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (50)	Trustee, Chairman, President and Chief Executive Officer	Trustee, Chairman from September 2004 to present, Chief Executive Officer, President from December 2002 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of FMG; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).		None
Independent Trustees
Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (70)	Trustee	From March 2000 to present	Retired. 1996, Vice Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	66	None
Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (62)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	66	From 1997 to present, Director, Old Mutual Funds II (23 portfolios); from 1997 to present, Director, Old Mutual Insurance Series Fund (7 portfolios).
David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (77)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	66	From 2004 to present, Director, Miami Corporation; 1987 to present, Director of USG Corporation.

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
William M. Kearns, Jr c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (73)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to June 2007, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm).	66	From 1975 to present, Director, from 2005 to present Lead Director Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present Director, United States Shipping Partners LLC
Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (64)	Trustee	From March 1997 to present	From 2006 to present, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Counsel. From 1998 to 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	66	None
Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (66)	Trustee	From March 1997 to present	Retired. From 1997-2005, Consultant/Director and from 1994 to 1996, President and Chief Operating Officer of Melville Corporation (now CVS Corporation).	66	From 1997 to present, Director, LoJack Corporation.
Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (55)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	66	None

*	Affiliated with the Manager and/or the Distributors.
**	Each Trustee serves until his or her resignation or retirement.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust, AXA Enterprise Funds Trust and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

Committees of the Board

The Trust has a standing Audit Committee consisting of all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustees”). The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices and its internal controls, oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and act as a liaison between the Trust’s independent accountants and the Board. To carry out its function, the Audit Committee, among other things, selects, retains or terminates the Trust’s independent accountants and evaluates their independence; meets with the Trust’s independent accountants as necessary to review and approve the arrangements for and scope of the audit and to discuss and consider any matters of concern relating to the Trust’s financial statements and the Trust’s financial reporting and controls; and approves the fees charged by the independent accountants for audit and non-audit services and, to the extent required by applicable law, any non-audit services proposed to be performed for the Trust by the independent accountants. The Audit Committee held [three] meetings during the fiscal year ended December 31, 2008.

The Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee’s function is principally to nominate and evaluate Independent Trustee candidates and review the compensation arrangements for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by Contract owners. The Nominating and Compensation Committee held [three] meetings during the fiscal year ended December 31, 2008.

The Trust has a Valuation Committee consisting of Alwi Chan, Brian Walsh, James D. Kelly and Armando Capasso, and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any portfolio as are deemed necessary by the officers of the Trust from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with the procedures adopted by the Board of Trustees.

Compensation of the Trustees

Effective October 1, 2008, each Trustee receives from the Trust an annual fee of $190,000 representing the payment of an annual retainer and all regular, committee and special meeting fees. The Board of Trustees currently holds (i) five regularly scheduled Board meetings; (ii) three regularly scheduled Audit Committee Meetings; and (iii) two regularly scheduled Nominating and Compensation Committee Meetings. The Board of Trustees may also hold special Board meetings and special meetings of its Audit Committee and Nominating and Compensation Committee throughout the year. A supplemental retainer of $30,000 per year is paid to the lead Independent Trustee. A retainer of $15,000 per year is paid to the Chair of the Audit Committee and a retainer of $7,500 is paid to the Chair of the Nominating and Compensation Committee. Prior to October 1, 2008, each Independent Trustee received from the Trust an annual fee of $110,000 plus (i) an additional fee of $7,000 for each regularly scheduled Board meeting attended, (ii) $3,000 for each in-person special Board meeting attended, (iii) $1,000 for each telephonic special meeting or telephonic committee meeting attended, (iv) $3,000 per Audit Committee Meeting attended, and (v) $1,000 per Nominating and Compensation Committee Meeting attended, plus reimbursement for expenses in attending in-person meetings. A supplemental retainer of $30,000 per year was paid to the lead Independent Trustee. A retainer of $15,000 per year was paid to the Chair of the Audit Committee and a retainer of $7,500 per year was paid to the Chair of the Nominating and Compensation Committee.

Trustee Compensation Table

for the Year Ended December 31, 2008*

Trustee	Aggregate Compensation from the Trust		Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees**
Interested Trustees
Steven M. Joenk		$-0-	$-0-	$-0-		$-0-
Independent Trustees
Theodossios Athanassiades	$		$-0-	$-0-	$
Jettie M. Edwards	$		$-0-	$-0-	$
David W. Fox	$		$-0-	$-0-	$
William M. Kearns, Jr.	$		$-0-	$-0-	$
Christopher P.A. Komisarjevsky	$		$-0-	$-0-	$
Harvey Rosenthal	$		$-0-	$-0-	$
Gary S. Schpero	$		$-0-	$-0-	$

*	A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to 20 year period elected by such Trustee. Messrs. Komisarjevsky and Athanassiades have elected to participate in the Trust’s deferred compensation plan. As of December 31, 2008, Mr. Komisarjevsky and Mr. Athanassiades had accrued $ and $ , respectively (including interest).
**	The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 80 portfolios of three trusts in the fund complex. Prior to April 12, 2008, the Trustees also served as trustees of the AXA Enterprise Funds Trust.

As of December 31, 2008, no Independent Trustee or members of his or her immediate family beneficially owned or owned of record securities representing interests in the Manager, Advisers or Distributors of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes the Independent Trustee’s spouse, children residing in the Independent Trustee’s household and dependents of the Trustee. Furthermore, the Trustees of the Trust did not beneficially own shares of any Portfolio of the Trust or of portfolios overseen in the same family of investment companies, except as set forth in the following table:

Trustee Ownership of Equity Securities

Name of Trustee	Dollar Range of Equity Securities in the Portfolios*	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen in Family of Investment Companies:
Interested Trustee
Steven M. Joenk

Name of Trustee	Dollar Range of Equity Securities in the Portfolios*	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen in Family of Investment Companies:
Independent Trustees
Theodossios Athanassiades	None	None
Jettie M. Edwards	None	None
David W. Fox	None	None
William M. Kearns, Jr.	None	None
Christopher P.A. Komisarjevsky	None	None
Harvey Rosenthal	None	None
Gary S. Schpero	None	None

*	As of December 31, 2008.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) and/or AXA Distributors, LLC. (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (50)	Trustee, Chairman, President and Chief Executive Officer	Trustee, Chairman from September 2004 to present, Chief Executive Officer, President from December 2002 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s FMG; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (53)	Vice President and Secretary	From July 1999 to Present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Brian Walsh 1290 Avenue of the Americas, New York, New York 10104 (41)	Chief Financial Officer and Treasurer	From June 2007 to present	From December 2002 to May 2007 Vice President and Controller of the Trust; from February 2003 to present, Vice President of AXA Financial and AXA Equitable.
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (34)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable.
James Kelly 1290 Avenue of the Americas, New York, New York 10104 (40)	Controller	From June 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director Prudential Investments.

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (47)	Vice President	From July 1999 to Present	From February 2001 to present, Vice President, AXA Financial; from July 2004 to present, a Director of Enterprise Capital Management, Inc.
Carla Price 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant Controller	From March 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from February 2004 to September 2008, Assistant Vice President of AXA Financial and AXA Equitable.
William MacGregor 1290 Avenue of the Americas, New York, New York 10104 (33)	Vice President and Assistant Secretary	From September 2006 to present	From May 2008 to present, Vice President and counsel of AXA Equitable; from May 2007 to May 2008 Assistant Vice President and Counsel of AXA Equitable. May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley, Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.
Armando Capasso, Esq. 1290 Avenue of the Americas, New York, New York 10104 (34)	Vice President and Assistant Secretary	From December 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from September 2007 to September 2008, Counsel of AXA Equitable; from March 2005 to September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP; from September 2004 to March 2005, Associate, Ballard Spahr Andrews & Ingersoll, LLP.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (38)	Chief Compliance Officer, Vice President and Anti-Money Laundering Compliance Officer	Chief Compliance Officer from May 2007, Vice President and Anti-Money Laundering Compliance Officer from November 2005 to Present

From June 2007 to present, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable’s Funds Management Group; from August 2005 to June 2007, Vice President and Deputy Compliance Officer of AXA Equitable’s Funds Management Group; from March 2004 to August 2005, Vice President of AXA Equitable and Compliance Officer of AXA Equitable’s Funds Management Group.

David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant Anti-Money Laundering Compliance Officer	From November 2005 to present	From September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to September 2007, Associate Compliance Officer, AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management.
Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (46)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.

*	Each of the officers in the table above holds similar positions with 2 other registered investment companies in the fund complex. The registered investment companies in the fund complex include AXA Premier VIP Trust, AXA Enterprise Funds Trust and the Trust.
**	Each officer is elected on an annual basis.

Control Persons and Principal Holders of Securities

The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts and to tax-qualified retirement plans. AXA Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of more than 95% of the Trust’s shares as of             , 2009. Shareholders owning 25% or more of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

As a “series” type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing separate classes of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust’s knowledge, as of             , 2009, the following persons owned Contracts entitling such persons to give voting instructions regarding more than 25% of the outstanding shares of any Portfolio:

Portfolio	Contract Owner	Shares Beneficially Owned	Percentage of Ownership

To the Trust’s knowledge, as of             , 2009, the following persons owned contracts entitling such persons to give voting instructions regarding 5% or more of the outstanding securities of any Portfolio.

Portfolio	Contract Owner	Shares Beneficially Owned	Percentage of Ownership

To the Trust’s knowledge, as of                         , 2009, the following Portfolios of the Trust and AXA Allocation Portfolios of the Trust and AXA Premier VIP Trust (“Allocation Portfolios”) owned shares in the following Portfolios of the Trust entitling such Allocation Portfolios to give voting instructions regarding more than 5% of the outstanding shares of such Portfolios:

Allocation Portfolios	Portfolio	Number of Shares of Portfolio	Percentage of Portfolio

As of                         , 2009, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of any Portfolio of the Trust.

INVESTMENT MANAGEMENT AND OTHER SERVICES

The Manager

AXA Equitable, through its AXA Funds Management Group unit, currently serves as the investment manager for each Portfolio. MFS Investment Management (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM Inc.”), BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment Management International Limited (“BlackRock International”), BlackRock Financial Management, Inc. (“BlackRock Financial”), JPMorgan Investment Management Inc. (“JPMorgan”), Evergreen Investment Management Company, LLC (“Evergreen”), First International Advisors, LLC. (d/b/a Evergreen International Advisors) (“Evergreen International”), AllianceBernstein, L.P. (“AllianceBernstein”), Capital Guardian Trust Company (“Capital Guardian”), Calvert Asset Management Company, Inc. (“Calvert”), Bridgeway Capital Management, Inc. (“Bridgeway”), Marsico Capital Management, LLC (“Marsico”), Boston Advisors, LLC (“Boston Advisors”), Caywood-Scholl Capital Management (“Caywood-Scholl”), GAMCO Asset Management Inc. (“GAMCO”), Montag & Caldwell, Inc. (“Montag & Caldwell”), Pacific Investment Management Company, LLC (“PIMCO”), UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), The Dreyfus Corporation (“Dreyfus”), Ariel Investments (“Ariel”), Lord, Abbett & Co. LLC (“Lord Abbett”), AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), Davis Selected Advisers, L.P. (“Davis”), Franklin Advisers, Inc. (“Franklin Advisers”), Franklin Advisory Services, LLC (“Franklin Advisory”), Franklin Mutual Advisers, LLC (“Franklin Mutual”), OppenheimerFunds, Inc. (“Oppenheimer”), Templeton Global Advisors Limited (“Templeton”), Wentworth, Hauser & Violich, Inc. (“Wentworth”), Institutional Capital LLC (“ICAP”), Wellington Management Company, LLP (“Wellington Management”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) Hirayama Investments, LLC (“Hirayama”) and SSgA Funds Management, Inc. (“SSgA FM”) (each an “Adviser,” and together the “Advisers”) serve as investment advisers to one or more of the Portfolios, as described more fully in the Prospectus.

AXA Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S., is a wholly owned subsidiary of AXA Financial, Inc. (“AXA Financial”), a subsidiary of AXA, a French insurance holding company. The principal offices of AXA Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly owned subsidiary of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

The Manager serves as the investment manager of the Trust pursuant to Investment Management Agreements with respect to the Portfolios (each, a “Management Agreement”). Subject always to the direction and control of the Trustees of the Trust, under each Management Agreement, the Manager has, with respect to each sub-advised portfolio or portion thereof, (i) overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify existing Advisory Agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio’s assets not then managed by an Adviser. In connection with the Manager’s responsibilities under the Management Agreements, the Manager will assess each Portfolio’s investment focus and, with respect to Portfolios advised by one or more Advisers, will seek to implement decisions with respect to the allocation and reallocation of each Portfolio’s assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each such Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager’s own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

With respect to the Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, EQ/International ETF Portfolio, the Crossings Allocation Portfolios, and certain portions of the PLUS Portfolios the Manager will: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios and Underlying ETFs, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) apprise the Trust of developments materially affecting the Portfolios; and (iv) carry out the directives of the Board of Trustees.

Under each Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

•	Office space, all necessary office facilities and equipment.

•	Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions

•

related to and to be performed under the Trust’s contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

•	related to the investment advisory services to be provided by any Adviser pursuant to an advisory agreement with the Trust (“Advisory Agreement”).

•

Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust Shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to Shareholders or regulatory authorities, and all tax returns.

Each Management Agreement also requires the Manager (or its affiliates) to pay all salaries, expenses, and fees of the Trustees and officers of the Trust who are affiliated with the Manager or its affiliates.

The continuance of each Management Agreement, with respect to each Portfolio, must be specifically approved at least annually (i) by the Trust’s Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the 1940 Act) of any such party cast in person at a meeting called for such purpose. The Management Agreement with respect to each Portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees, including a majority of the Independent Trustees, or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio upon sixty (60) days’ written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days’ written notice to the Trust. Each Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each Portfolio pays a fee to the Manager for its services. The Manager and the Trust have also entered into an expense limitation agreement with respect to certain Portfolios as set forth in the Prospectus (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the net annual operating expenses (with certain exceptions as set forth in the Prospectus) of the Portfolio are limited to the extent described in the “Management of the Trust-Expense Limitation Agreement” section of the Prospectus.

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including without limitation: fees and expenses of its independent accountants and of legal counsel for itself and the Trust’s Independent Trustees; the costs of preparing, setting in type, printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; Trustee expenses (including any special counsel to Trustees); transfer agent fees; advisory and administration fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. As discussed in greater detail below under “The Distributors,” the Class IB shares of each Portfolio may pay for certain distribution-related expenses in connection with activities primarily intended to result in the sale of its shares.

The tables below show the fees paid by each Portfolio to the Manager during the years ended December 31, 2006, 2007 and 2008, respectively. The first column shows each fee without fee waivers, the second column shows the fees actually paid to the Manager after fee waivers and the third column shows the total amount of fees waived by the Manager and other expenses of each Portfolio assumed by the Manager pursuant to the Expense Limitation Agreement. During the years ended December 31, 2006, December 31, 2007 and December 31, 2008, the Manager received $                , $                 and $                 respectively, in reimbursement for the 65, 64 and 64 portfolios, respectively, comprising the Trust.

CALENDAR YEAR ENDED DECEMBER 31, 2006

Portfolio**	Management Fee	Management Fee Paid To Manager After Fee Waiver	Total Amount Of Fees Waived And Other Expenses Assumed by Manager
All Asset Allocation	$531,522	$—	$1,039,115
EQ/AllianceBernstein Common Stock	$44,761,648	$44,761,648	$—
EQ/AllianceBernstein Intermediate Government Securities	$3,695,523	$3,695,523	$—
EQ/AllianceBernstein International	$18,561,748	$17,778,556	$783,191
EQ/AllianceBernstein Small Cap Growth	$9,268,292	$9,268,292	$—
EQ/Ariel Appreciation II	$191,052	$105,757	$85,294
EQ/AXA Franklin Income Core*	$194,505	$144,252	$50,253
EQ/AXA Franklin Small Cap Value Core*	$28,671	$—	$58,929
EQ/AXA Mutual Shares Core*	$169,144	$102,820	$66,323
EQ/AXA Rosenberg Value Long Short Equity*	$150,650	$3,620	$147,030
EQ/AXA Templeton Growth Core*	$107,173	$52,073	$55,100
EQ/BlackRock Basic Value Equity	$16,879,075	$16,879,075	$—
EQ/BlackRock International Value	$15,319,250	$15,319,250	$—
EQ/Bond Index	$192,026	$160,391	$31,635
EQ/Boston Advisors Equity Income	$3,045,719	$2,756,803	$288,916
EQ/Calvert Socially Responsible	$498,333	$456,926	$41,407
EQ/Capital Guardian Growth	$2,279,853	$2,007,356	$272,496
EQ/Capital Guardian Research	$6,767,641	$6,252,374	$515,268
EQ/Caywood-Scholl High Yield Bond	$929,682	$866,888	$62,793
EQ/Davis New York Venture*	$81,812	$29,844	$51,968
EQ/Equity 500 Index	$8,986,169	$8,986,169	$—
EQ/Evergreen Omega	$1,208,832	$1,208,832	$—
EQ/Focus PLUS	$26,778,146	$25,076,960	$1,701,186
EQ/GAMCO Mergers and Acquisitions	$692,996	$692,996	$—
EQ/GAMCO Small Company Value	$4,979,455	$4,979,455	$—
EQ/Global Bond PLUS	$1,364,085	$1,364,085	$—
EQ/Global Multi-Sector Equity	$20,623,525	$20,623,525	$—
EQ/Government Securities	$477,946	$477,946	$—
EQ/International Core PLUS	$10,450,536	$9,792,061	$658,474
EQ/International ETF*	$5,887	$—	$67,272
EQ/International Growth	$970,294	$970,294	$—
EQ/JPMorgan Core Bond	$6,380,080	$6,380,080	$—
EQ/JPMorgan Value Opportunities	$3,605,344	$3,506,520	$98,825
EQ/Large Cap Core PLUS	$1,985,608	$1,905,230	$80,378
EQ/Large Cap Value PLUS	$23,030,555	$23,030,555	$—
EQ/Large Cap Growth Index	$8,551,515	$6,701,620	$1,849,896
EQ/Large Cap Growth PLUS	$5,754,472	$5,754,472	$—
EQ/Large Cap Value Index	$843,934	$726,716	$117,218
EQ/Long Term Bond	$2,990,921	$2,990,921	$—
EQ/Lord Abbett Growth and Income	$657,037	$522,044	$134,994
EQ/Lord Abbett Large Cap Core	$283,965	$169,028	$114,938
EQ/Lord Abbett Mid Cap Value	$1,435,702	$1,315,382	$120,320
EQ/Mid Cap Index	$9,894,720	$9,345,096	$549,623
EQ/Mid Cap Value PLUS	$13,341,080	$13,341,080	$—
EQ/Money Market	$5,500,301	$5,500,301	$—

Portfolio**	Management Fee	Management Fee Paid To Manager After Fee Waiver	Total Amount Of Fees Waived And Other Expenses Assumed by Manager
EQ/Montag & Caldwell Growth	$2,239,912	$2,239,912	$—
EQ/Oppenheimer Global*	$52,190	$—	$63,288
EQ/Oppenheimer Main Street Opportunity*	$39,052	$—	$63,541
EQ/Oppenheimer Main Street Small Cap*	$44,561	$—	$65,666
EQ/PIMCO Ultra Short Bond	$1,688,674	$911,728	$776,946
EQ/Quality Bond PLUS	$10,254,867	$10,254,867	$—
EQ/Short Duration Bond	$6,925,512	$6,925,512	$—
EQ/Small Company Index	$1,986,407	$1,986,407	$—
EQ/T. Rowe Price Growth Stock	$2,169,409	$2,098,843	$70,566
EQ/UBS Growth and Income	$1,431,518	$1,265,796	$165,722
EQ/Van Kampen Comstock	$1,312,416	$1,190,535	$121,881
EQ/Van Kampen Mid Cap Growth	$708,968	$605,349	$103,619

*	EQ/AXA Rosenberg Value Long/Short Equity Portfolio commenced operations on November 17, 2006, EQ/International ETF Portfolio commenced operations on August 25, 2006; EQ/Davis New York Venture Portfolio, EQ/Oppenheimer Global Portfolio, EQ/Oppenheimer Main Street Opportunity Portfolio and EQ/Oppenheimer Main Street Small Cap Portfolio commenced operations on August 31, 2006; EQ/AXA Franklin Income Core Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/AXA Mutual Shares Core Portfolio and EQ/AXA Templeton Growth Portfolio commenced operations on September 15, 2006.

**	EQ/Van Kampen Real Estate Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio and the Crossings Allocations Portfolios are not included in the table above because they had no operations in 2006.

CALENDAR YEAR ENDED DECEMBER 31, 2007

Portfolio**	Management Fee	Management Fee Paid To Manager After Fee Waiver	Total Amount Of Fees Waived And Other Expenses Assumed by Manager
All Asset Allocation	$474,195	$—	$960,420
EQ/AllianceBernstein Common Stock	$43,299,875	$43,299,875	$—
EQ/AllianceBernstein Intermediate Government Securities	$3,480,069	$3,480,069	$—
EQ/AllianceBernstein International	$22,939,112	$21,548,756	$1,390,356
EQ/AllianceBernstein Small Cap Growth	$9,442,644	$9,442,644	$—
EQ/Ariel Appreciation II	$405,263	$339,868	$65,395
EQ/AXA Franklin Income Core	$5,267,827	$5,267,827	$—
EQ/AXA Franklin Small Cap Value Core	$1,630,134	$1,558,462	$71,672
EQ/AXA Franklin Templeton Founding Strategy Core*	$122,003	$—	$673,044
EQ/AXA Mutual Shares Core	$3,630,672	$3,472,248	$158,424
EQ/AXA Rosenberg Value Long Short Equity	$2,395,869	$2,395,869	$—
EQ/AXA Templeton Growth Core	$3,089,062	$2,954,201	$134,861
EQ/BlackRock Basic Value Equity	$21,758,197	$21,758,197	$—
EQ/BlackRock International Value	$22,214,909	$22,214,909	$—
EQ/Bond Index	$139,909	$39,597	$100,312
EQ/Boston Advisors Equity Income	$3,461,531	$3,040,904	$420,627

Portfolio**	Management Fee	Management Fee Paid To Manager After Fee Waiver	Total Amount Of Fees Waived And Other Expenses Assumed by Manager
EQ/Calvert Socially Responsible	$611,593	$541,248	$70,345
EQ/Capital Guardian Growth	$2,928,796	$2,512,812	$415,984
EQ/Capital Guardian Research	$10,121,452	$9,129,633	$991,819
EQ/Caywood-Scholl High Yield Bond	$1,352,428	$1,330,728	$21,700
EQ/Davis New York Venture	$2,558,922	$2,558,922	$—
EQ/Equity 500 Index	$9,490,918	$9,490,918	$—
EQ/Evergreen Omega	$1,291,355	$1,291,355	$—
EQ/Focus PLUS	$34,576,264	$31,422,288	$3,153,976
EQ/GAMCO Mergers and Acquisitions	$1,414,813	$1,414,813	$—
EQ/GAMCO Small Company Value	$7,470,395	$7,470,395	$—
EQ/Global Bond PLUS	$4,025,604	$4,025,604	$—
EQ/Global Multi-Sector Equity	$33,730,495	$33,730,495	$—
EQ/Government Securities	$402,694	$402,694	$—
EQ/International Core PLUS	$12,008,546	$11,697,633	$310,913
EQ/International ETF	$35,658	$—	$99,523
EQ/International Growth	$2,166,917	$2,166,917	$—
EQ/JPMorgan Core Bond	$8,299,118	$8,299,118	$—
EQ/JPMorgan Value Opportunities	$3,847,370	$3,598,864	$248,506
EQ/Large Cap Core PLUS	$1,709,003	$1,562,223	$146,780
EQ/Large Cap Growth Index	$6,681,671	$4,940,225	$1,741,446
EQ/Large Cap Growth PLUS	$5,010,479	$4,976,466	$34,013
EQ/Large Cap Value Index	$1,402,250	$1,240,553	$161,697
EQ/Large Cap Value PLUS	$33,541,379	$32,741,561	$799,818
EQ/Long Term Bond	$4,024,212	$4,024,212	$—
EQ/Lord Abbett Growth and Income	$1,579,420	$1,433,586	$145,834
EQ/Lord Abbett Large Cap Core	$474,485	$381,837	$92,648
EQ/Lord Abbett Mid Cap Value	$2,815,783	$2,633,187	$182,596
EQ/Mid Cap Index	$11,379,206	$10,342,225	$1,036,981
EQ/Mid Cap Value PLUS	$12,137,452	$12,121,064	$16,388
EQ/Money Market	$6,284,236	$6,284,236	$—
EQ/Montag & Caldwell Growth	$2,187,342	$2,179,837	$7,505
EQ/Oppenheimer Global	$780,830	$434,853	$345,977
EQ/Oppenheimer Main Street Opportunity	$322,324	$226,247	$96,077
EQ/Oppenheimer Main Street Small Cap	$517,923	$312,907	$205,016
EQ/PIMCO Ultra Short Bond	$3,667,417	$3,327,283	$340,134
EQ/Quality Bond PLUS	$10,795,801	$10,795,801	$—
EQ/Short Duration Bond	$8,767,075	$8,767,075	$—
EQ/Small Company Index	$2,648,769	$2,648,769	$—
EQ/T. Rowe Price Growth Stock	$3,273,241	$3,126,832	$146,409
EQ/UBS Growth and Income	$1,689,155	$1,441,169	$247,986
EQ/Van Kampen Comstock	$2,157,360	$1,996,924	$160,436
EQ/Van Kampen Mid Cap Growth	$1,689,313	$1,545,421	$143,892
EQ/Van Kampen Real Estate Portfolio*	$2,755,669	$2,585,151	$170,517

*	EQ/AXA Franklin Templeton Founding Strategy Core Portfolio commenced operations on April 30, 2007; EQ/Van Kampen Real Estate Portfolio commenced operations on July 2, 2007.

**	The Crossings Allocation Portfolios are not included in the table above because they had no operations in 2007.

CALENDAR YEAR ENDED DECEMBER 31, 2008

Portfolio	Management Fee	Management Fee Paid To Manager After Fee Waiver	Total Amount Of Fees Waived And Other Expenses Assumed by Manager
All Asset Allocation	$	$	$
Crossings Aggressive Allocation*	$	$	$
Crossings Conservative Allocation*	$	$	$
Crossings Conservative-Plus Allocation*	$	$	$
Crossings Moderate Allocation*	$	$	$
Crossings Moderate-Plus Allocation*	$	$	$
EQ/AllianceBernstein Common Stock	$	$	$
EQ/AllianceBernstein Intermediate Government Securities	$	$	$
EQ/AllianceBernstein International	$	$	$
EQ/AllianceBernstein Small Cap Growth	$	$	$
EQ/Ariel Appreciation II	$	$	$
EQ/AXA Franklin Income Core	$	$	$
EQ/AXA Franklin Small Cap Value Core	$	$	$
EQ/AXA Franklin Templeton Founding Strategy Core	$	$	$
EQ/AXA Mutual Shares Core	$	$	$
EQ/AXA Rosenberg Value Long Short Equity	$	$	$
EQ/AXA Templeton Growth Core	$	$	$
EQ/BlackRock Basic Value Equity	$	$	$
EQ/BlackRock International Value	$	$	$
EQ/Bond Index	$	$	$
EQ/Boston Advisors Equity Income	$	$	$
EQ/Calvert Socially Responsible	$	$	$
EQ/Capital Guardian Growth	$	$	$
EQ/Capital Guardian Research	$	$	$
EQ/Caywood-Scholl High Yield Bond	$	$	$
EQ/Davis New York Venture	$	$	$
EQ/Equity 500 Index	$	$	$
EQ/Evergreen Omega	$	$	$
EQ/Focus PLUS	$	$	$
EQ/GAMCO Mergers and Acquisitions	$	$	$
EQ/GAMCO Small Company Value	$	$	$
EQ/Global Bond PLUS	$	$	$
EQ/Global Multi-Sector Equity	$	$	$
EQ/Government Securities	$	$	$
EQ/International Core PLUS	$	$	$
EQ/International ETF	$	$	$
EQ/International Growth	$	$	$
EQ/JPMorgan Core Bond	$	$	$
EQ/JPMorgan Value Opportunities	$	$	$
EQ/Large Cap Core PLUS	$	$	$
EQ/Large Cap Growth Index	$	$	$
EQ/Large Cap Growth PLUS	$	$	$
EQ/Large Cap Value Index	$	$	$
EQ/Large Cap Value PLUS	$	$	$

Portfolio	Management Fee	Management Fee Paid To Manager After Fee Waiver	Total Amount Of Fees Waived And Other Expenses Assumed by Manager
EQ/Long Term Bond	$	$	$
EQ/Lord Abbett Growth and Income	$	$	$
EQ/Lord Abbett Large Cap Core	$	$	$
EQ/Lord Abbett Mid Cap Value	$	$	$
EQ/Mid Cap Index	$	$	$
EQ/Mid Cap Value PLUS	$	$	$
EQ/Money Market	$	$	$
EQ/Montag & Caldwell Growth	$	$	$
EQ/Oppenheimer Global	$	$	$
EQ/Oppenheimer Main Street Opportunity	$	$	$
EQ/Oppenheimer Main Street Small Cap	$	$	$
EQ/PIMCO Ultra Short Bond	$	$	$
EQ/Quality Bond PLUS	$	$	$
EQ/Short Duration Bond	$	$	$
EQ/Small Company Index	$	$	$
EQ/T. Rowe Price Growth Stock	$	$	$
EQ/UBS Growth and Income	$	$	$
EQ/Van Kampen Comstock	$	$	$
EQ/Van Kampen Mid Cap Growth	$	$	$
EQ/Van Kampen Real Estate Portfolio	$	$	$

*	The Crossings Allocation Portfolios commenced operations on January 2, 2008.

The Advisers

The Manager has entered into an Advisory Agreement on behalf of each Portfolio (except the Allocation Portfolio, the EQ/International ETF Portfolio, the EQ/Franklin Templeton Founding Strategy Portfolio and the Crossings Allocation Portfolios) with the Advisers identified in the Prospectus. The Advisory Agreements obligate the Advisers to: (i) make investment decisions on behalf of their respective Portfolios (or portions thereof); (ii) place all orders for the purchase and sale of investments for their respective Portfolios (or portions thereof) with brokers or dealers selected by the Manager and/or the Advisers; and (iii) perform certain related administrative functions in connection therewith.

As discussed in the Prospectus, a discussion of the basis of the decision by the Trust’s Board of Trustees to approve the Advisory Agreements with the Advisers is available in the Trust’s Annual or Semi-Annual Reports to Shareholders.

During the years ended December 31, 2006, 2007 and 2008, respectively, the Manager paid the following fees to each Adviser with respect to the Portfolios listed below pursuant to the Advisory Agreements:

	Advisory Fee Paid
Portfolio	2006	2007	2008
EQ/AllianceBernstein Common Stock	$23,056,872	$21,888,446	$
EQ/AllianceBernstein Intermediate Government Securities	$1,508,100	$1,409,956	$
EQ/AllianceBernstein International	$12,041,450	$14,761,618	$
EQ/AllianceBernstein Small Cap Growth	$5,796,375	$5,803,087	$
EQ/Ariel Appreciation II	$152,912	$323,101	$
EQ/AXA Franklin Income Core**	$89,313	$2,150,936	$
EQ/AXA Franklin Small Cap Value Core**	$19,117	$978,568	$
EQ/AXA Mutual Shares Core**	$95,851	$2,057,210	$
EQ/AXA Rosenberg Value Long Short Equity**	$130,563	$1,112,813	$

	Advisory Fee Paid
Portfolio	2006	2007	2008
EQ/AXA Templeton Growth Core**	$46,563	$1,192,290	$
EQ/BlackRock Basic Value Equity*	$10,689,482	$13,935,521	$
EQ/BlackRock International Value*	$7,478,464	$11,008,541	$
EQ/Bond Index	$53,907	$31,981	$
EQ/Boston Advisors Equity Income	$962,379	$1,072,948	$
EQ/Calvert Socially Responsible	$268,367	$329,375	$
EQ/Capital Guardian Growth	$1,192,774	$1,532,174	$
EQ/Capital Guardian Research	$3,748,577	$5,277,267	$
EQ/Caywood-Scholl High Yield Bond	$437,382	$600,518	$
EQ/Davis New York Venture**	$41,411	$1,243,616	$
EQ/Equity 500 Index	$1,278,629	$1,338,939	$
EQ/Evergreen Omega	$1,022,738	$1,092,791	$
EQ/Focus PLUS	$11,763,050	$15,039,725	$
EQ/GAMCO Mergers and Acquisitions	$345,748	$678,747	$
EQ/GAMCO Small Company Value	$2,549,821	$3,863,828	$
EQ/Global Bond PLUS	$412,239	$1,038,188	$
EQ/Global Multi-Sector Equity	$9,326,651	$14,183,295	$
EQ/Government Securities*	$143,381	$120,815	$
EQ/International Core PLUS*	$5,626,973	$4,711,705	$
EQ/International Growth	$513,992	$1,147,439	$
EQ/JPMorgan Core Bond	$2,554,352	$3,268,584	$
EQ/JPMorgan Value Opportunities	$1,903,246	$2,022,839	$
EQ/Large Cap Core PLUS*	$1,158,625	$694,414	$
EQ/Large Cap Growth Index	$4,409,397	$3,374,287	$
EQ/Large Cap Growth PLUS*	$2,790,641	$1,875,101	$
EQ/Large Cap Value Index	$519,640	$859,559	$
EQ/Large Cap Value PLUS	$9,351,669	$13,630,228	$
EQ/Long Term Bond*	$1,024,631	$1,512,247	$
EQ/Lord Abbett Growth and Income	$352,458	$828,934	$
EQ/Lord Abbett Large Cap Core	$152,949	$255,523	$
EQ/Lord Abbett Mid Cap Value	$911,919	$1,708,631	$
EQ/Mid Cap Index	$6,031,958	$6,943,768	$
EQ/Mid Cap Value PLUS*	$7,691,362	$5,180,198	$
EQ/Money Market	$656,132	$762,550	$
EQ/Montag & Caldwell Growth	$895,472	$856,885	$
EQ/Oppenheimer Global**	$24,740	$352,541	$
EQ/Oppenheimer Main Street Opportunity**	$18,388	$151,530	$
EQ/Oppenheimer Main Street Small Cap**	$22,293	$252,741	$
EQ/PIMCO Ultra Short Bond	$767,481	$1,677,111	$
EQ/Quality Bond PLUS	$4,161,713	$4,365,293	$
EQ/Short Duration Bond*	$1,593,097	$2,051,194	$
EQ/Small Company Index	$397,376	$529,649	$
EQ/T. Rowe Price Growth Stock*	$1,084,590	$1,590,945	$
EQ/UBS Growth and Income	$526,569	$600,444	$
EQ/Van Kampen Comstock	$806,755	$1,306,865	$
EQ/Van Kampen Mid Cap Growth	$455,859	$1,069,166	$
EQ/Van Kampen Real Estate**	N/A	$1,369,608	$

*	No advisory fees were paid to BlackRock Financial on behalf of EQ/Government Securities Portfolio, EQ/Long Term Bond Portfolio or EQ/Short Duration Bond Portfolio prior to October 1,

2006. No Advisory fees were paid to BlackRock Investment on behalf of EQ/BlackRock Basic Value Equity Portfolio prior to October 1, 2006. No advisory fees were paid to BlackRock International on behalf of EQ/BlackRock International Value Equity prior to October 1, 2006. No advisory fees were paid to Wentworth on behalf of the EQ/International Core PLUS Portfolio prior to May 25, 2007. No advisory fees were paid to Wellington Management on behalf of EQ/Mid Cap Value PLUS Portfolio prior to May 25, 2007. No advisory fees were paid to ICAP on behalf of EQ/Large Cap Core PLUS Portfolio prior to May 25, 2007. No advisory fees were paid to Marsico on behalf of the EQ/Large Cap Growth PLUS Portfolio prior to May 25, 2007. No advisory fees were paid to Mellon Equity on behalf of the PLUS Portfolios prior to May 25, 2007. No advisory fees were paid to T. Rowe Price on behalf of EQ/T. Rowe Price Growth Stock Portfolio prior to July 7, 2007. No advisory fees were paid to SSgA FM on behalf of the EQ/Bond Index Portfolio, EQ/International Core PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, EQ/Mid Cap Value PLUS Portfolio or EQ/Quality Bond PLUS Portfolio prior to December 1, 2008.

**	EQ/AXA Rosenberg Value Long/Short Equity Portfolio commenced operations on November 17, 2006; EQ/Davis New York Venture Portfolio, EQ/Oppenheimer Global Portfolio, EQ/Oppenheimer Main Street Opportunity Portfolio and EQ/Oppenheimer Main Street Small Cap Portfolio commenced operations on August 31, 2006; EQ/AXA Franklin Income Core Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/AXA Mutual Shares Core Portfolio and EQ/AXA Templeton Growth Core Portfolio commenced operations on September 15, 2006. EQ/Van Kampen Real Estate Portfolio commenced operations on July 2, 2007.

The Manager recommends Advisers for the Portfolios (other than the Allocation Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, EQ/International ETF Portfolio and the Crossings Allocation Portfolios) to the Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, these Portfolios are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Trust has received an exemptive order from the SEC (“Multi-Manager Order”) that permits the Manager, subject to certain conditions, to enter into Advisory Agreements with Advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the Multi-Manager Order, the Manager is able, subject to the approval of the Trustees, but without shareholder approval, to employ new Advisers for new or existing funds, change the terms of particular Advisory Agreements or continue the employment of existing Advisers after events that under the 1940 Act and the Advisory Agreements would cause an automatic termination of the agreement. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein, unless the advisory agreement with the Affiliated Adviser, including compensation payable thereunder, is approved by the affected Portfolio’s shareholders, including, in instances in which the Advisory Agreement pertains to a newly formed Portfolio, the Portfolio’s initial shareholder. Although shareholder approval would not be required for the termination of Advisory Agreements, shareholders of a Portfolio would continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the portfolio. The Manager may be subject to certain potential conflicts of interest in connection with recommending the appointment and continued service of Advisers. As noted above, the Manager is affiliated with certain Advisers, including AllianceBernstein, L.P. and AXA Rosenberg Investment Management LLC, and therefore the Manager will benefit not only from the net management fee the Manager retains, but also from the advisory fees paid by the Manager to the affiliated Adviser. Since the Manager pays fees to the Advisers from the management fees that it earns from the Portfolios, any increase or decrease in the advisory fees negotiated with proposed or current Advisers will result in a corresponding decrease or increase, respectively, in the amount of the management fee retained by the Manager. The Manager or its affiliates also have distribution relationships with certain Advisers or their affiliates under which the Advisers or their affiliates distribute or support the distribution of investment products issued or sold by the Manager or its affiliates (including those in which the Trust’s portfolios serve as investment options), which could financially benefit the Manager and its affiliates or provide an incentive to the Manager in selecting one Adviser over another. When recommending the appointment or continued service of an Adviser, consistent with its fiduciary duties, the Manager relies primarily on the qualitative and quantitative factors described in detail in the Prospectus. In addition, the appointment of each Adviser is subject to approval of the Trust’s Board of Trustees, including a majority of the Trust’s Independent Trustees.

Portfolio	Name and Control Persons of the Sub-adviser
EQ/AllianceBernstein Common Stock EQ/AllianceBernstein International EQ/Large Cap Growth Index EQ/AllianceBernstein Small Cap Growth EQ/Large Cap Value PLUS EQ/Equity 500 Index EQ/Small Company Index	AllianceBernstein, a limited partnership, is indirectly majority owned by, and therefore controlled by and affiliated with, AXA Equitable, a life insurance company.
EQ/Ariel Appreciation II	Ariel is a majority owned subsidiary of Ariel Capital Management Holdings, Inc., an entity that is controlled by John W. Rogers, Jr.
EQ/AXA Rosenberg Value Long/Short Equity	AXA Rosenberg is a wholly owned subsidiary of AXA Rosenberg Group LLC (“AXA Rosenberg Group”). AXA Investment Managers S. A., a French société anonyme and investment arm of AXA, a French insurance holding company that includes AXA Equitable among its subsidiaries, holds a majority interest in AXA Rosenberg Group.
EQ/Government Securities EQ/Long Term Bond EQ/Short Duration Bond	BlackRock Financial is a subsidiary of BlackRock, Inc., a global investment manager. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a publicly traded financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated, owns approximately 49% of BlackRock, Inc., The PNC Financial Services Group, Inc. (“PNC”), a publicly traded financial services company, owns approximately 34% and approximately 17% is held by employees and public shareholders.
EQ/BlackRock Basic Value Equity	BlackRock Investment is a subsidiary of BlackRock, Inc., a global investment manager. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a publicly traded financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated, owns approximately 49% of BlackRock, Inc., The PNC Financial Services Group, Inc. (“PNC”), a publicly traded financial services company, owns approximately 34% and approximately 17% is held by employees and public shareholders.
EQ/BlackRock International Value	BlackRock International is a subsidiary of BlackRock, Inc., a global investment manager. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a publicly traded financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated, owns approximately 49% of BlackRock, Inc., The PNC Financial Services Group, Inc. (“PNC”), a publicly traded financial services company, owns approximately 34% and approximately 17% is held by employees and public shareholders.
EQ/Boston Advisors Equity Income	Boston Advisors is majority employee owned.
EQ/Calvert Socially Responsible	Bridgeway is a privately held Texas corporation that is majority owned by John Montgomery and his family.
Calvert is a subsidiary of Calvert Group Ltd., which is a subsidiary of Ameritas Acacia Mutual Holding Company, an insurance and financial services provider.
EQ/Capital Guardian Growth EQ/Capital Guardian Research	Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which itself is a wholly owned subsidiary of The Capital Group Companies, Inc. The Capital Group of Companies privately held and is the parent company of several other subsidiaries, all of which directly or indirectly provide management investment services.
EQ/Caywood-Scholl High Yield Bond	Caywood-Scholl is wholly owned by RCM US Holdings LLC (“US Holdings”). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG (“AGI”). AGI is owned by Allianz SE, a publicly held European-based multinational insurance and financial services holding company.
EQ/Davis New York Venture	Davis Investments, LLC, an entity controlled by Christopher C. Davis, is Davis’ sole general partner.
EQ/Evergreen Omega	Evergreen is a registered investment adviser and a wholly owned subsidiary of Wells Fargo & Company, a publicly held financial holding company.

Portfolio	Name and Control Persons of the Sub-adviser
EQ/Global Bond PLUS	Evergreen is a registered investment adviser and a wholly owned subsidiary of Wells Fargo & Company, a publicly held financial holding company. First International Advisors, LLC dba “Evergreen International Advisors” is an indirect, majority-owned subsidiary of Wells Fargo & Company, a publicly held financial holding company.
BlackRock Investment is a subsidiary of BlackRock, Inc., a global investment manager. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a publicly traded financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated, owns approximately 49% of BlackRock, Inc., The PNC Financial Services Group, Inc. (“PNC”), a publicly traded financial services company, owns approximately 34% and approximately 17% is held by employees and public shareholders.
EQ/AXA Franklin Small Cap Value Core EQ/AXA Mutual Shares Core EQ/AXA Templeton Growth Core	Franklin Advisory, Franklin Mutual and Templeton are indirect, wholly owned subsidiaries of Franklin Resources, Inc., (“Resources”), a publicly owned company engaged in the financial services industry. Charles B. Johnson and Robert H. Johnson, Jr. are principal shareholders of Resources.
BlackRock Investment is a subsidiary of BlackRock, Inc., a global investment manager. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a publicly traded financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated, owns approximately 49% of BlackRock, Inc., The PNC Financial Services Group, Inc. (“PNC”), a publicly traded financial services company, owns approximately 34% and approximately 17% is held by employees and public shareholders.
EQ/AXA Franklin Income Core	Franklin Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. (“Resources”), a publicly owned company engaged in the financial services industry. Charles B. Johnson and Robert H. Johnson, Jr. are principal shareholders of Resources.
BlackRock Investment is a subsidiary of BlackRock, Inc., a global investment manager. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a publicly traded financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated, owns approximately 49% of BlackRock, Inc., The PNC Financial Services Group, Inc. (“PNC”), a publicly traded financial services company, owns approximately 34% and approximately 17% is held by employees and public shareholders.
EQ/GAMCO Mergers and Acquisitions EQ/GAMCO Small Company Value	GAMCO is a wholly owned subsidiary of GAMCO Investors, Inc. (“GBL”). Mr. Mario J. Gabelli may be deemed a controlling person of GAMCO because of his controlling interest in GBL, the parent company of GAMCO, a financial services company.
EQ/JPMorgan Value Opportunities	JPMorgan is a registered investment adviser and is an indirect wholly owned subsidiary of JPMorgan Chase & Co., a publicly held bank holding company.
EQ/Lord Abbett Growth and Income EQ/Lord Abbett Large Cap Core EQ/Lord Abbett Mid Cap Value	Lord Abbett is owned by its partners.
EQ/Focus PLUS	Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of MCM.
BlackRock Investment is a subsidiary of BlackRock, Inc., a global investment manager. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a publicly traded financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated, owns approximately 49% of BlackRock, Inc., The PNC Financial Services Group, Inc. (“PNC”), a publicly traded financial services company, owns approximately 34% and approximately 17% is held by employees and public shareholders.
EQ/International Growth	MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which, in turn is an indirect majority owned subsidiary of Sun Life Financial Inc., a publicly held diversified financial services organization.
EQ/Money Market	Dreyfus is a wholly owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial services company.
EQ/Montag & Caldwell Growth	Montag & Caldwell is a subsidiary of Fortis Bank SA/NV, which is owned by the Belgian government and majority-owned by BNP Paribas.
EQ/Oppenheimer Global EQ/Oppenheimer Main Street Opportunity EQ/Oppenheimer Main Street Small Cap	Oppenheimer is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global diversified insurance and financial services organization.
EQ/PIMCO Ultra Short Bond	PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a publicly held European-based, multinational insurance and financial services holding company.

Portfolio	Name and Control Persons of the Sub-adviser
EQ/Bond Index EQ/Core Bond Index EQ/Intermediate Government Bond Index EQ/Mid Cap Index EQ/Large Cap Value Index	SSgA FM is a wholly-owned subsidiary of State Street Corporation. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.
EQ/T. Rowe Price Growth Stock	T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.
EQ/UBS Growth and Income	UBS Global AM is an indirect, wholly owned subsidiary of UBS AG (“UBS”), a publicly held financial services company. UBS Global AM is an indirect, wholly owned subsidiary of UBS and a member of the UBS Global Asset Management division. UBS is an internationally diversified organization headquartered in Switzerland, with operations in many areas of the financial services industry.
EQ/Van Kampen Comstock EQ/Van Kampen Mid Cap Growth EQ/Van Kampen Real Estate	MSIM Inc. (which in certain instances does business as “Van Kampen”) is a direct subsidiary of Morgan Stanley, a publicly held financial services company.
EQ/Global Multi-Sector Equity	MSIM Inc. (which in certain instances does business as “Van Kampen”) is a direct subsidiary of Morgan Stanley, a publicly held financial services company.
BlackRock Investment is a subsidiary of BlackRock, Inc., a global investment manager. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a publicly traded financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated, owns approximately 49% of BlackRock, Inc., The PNC Financial Services Group, Inc. (“PNC”), a publicly traded financial services company, owns approximately 34% and approximately 17% is held by employees and public shareholders.
EQ/International Core PLUS	Wentworth is a wholly-owned subsidiary of Laird Norton Investment Management, Inc. a financial services company.
Hirayama Investments, LLC, is an affiliate of Wentworth and controlled by Richard K. Hirayama.
SSgA FM is a wholly-owned subsidiary of State Street Corporation. SSgA FM and other advisory affiliates of State Street Corporation make up SSgA, the investment management arm of State Street Corporation.
EQ/Large Cap Core PLUS	ICAP is a wholly-owned subsidiary of New York Life Investment Management, Inc., a financial services company.
SSgA FM is a wholly-owned subsidiary of State Street Corporation. SSgA FM and other advisory affiliates of State Street Corporation make up SSgA, the investment management arm of State Street Corporation.
EQ/Large Cap Growth PLUS	Marsico was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. Marsico provides investment services to mutual funds and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of MCM.
SSgA FM is a wholly-owned subsidiary of State Street Corporation. SSgA FM and other advisory affiliates of State Street Corporation make up SSgA, the investment management arm of State Street Corporation.
EQ/Mid Cap Value PLUS	Wellington Management is a Massachusetts limited liability partnership whose sole business is investment management.
SSgA FM is a wholly-owned subsidiary of State Street Corporation. SSgA FM and other advisory affiliates of State Street Corporation make up SSgA, the investment management arm of State Street Corporation.
EQ/Quality Bond PLUS	AllianceBernstein, a limited partnership, is indirectly majority owned by, and therefore controlled by and affiliated with, AXA Equitable, a life insurance company.
SSgA FM is a wholly-owned subsidiary of State Street Corporation. SSgA FM and other advisory affiliates of State Street Corporation make up SSgA, the investment management arm of State Street Corporation.

Information regarding the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers’ and the Portfolio Managers’ ownership of shares of the Portfolios to the extent applicable is attached in Appendix C.

The Manager reserves the right, subject to approval of the Trust’s Board of Trustees, to appoint more than one sub-adviser to manage the assets of each fund. When a Portfolio has more than one Adviser, the assets of each Portfolio are allocated by the Manager among the Advisers selected for the Portfolio. Each Adviser has discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with each Portfolio’s investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

Generally, no Adviser provides any services to any Portfolio except asset management and related administrative and recordkeeping services. However, an Adviser or its affiliated broker-dealer may execute portfolio transactions for a Portfolio and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act and the rules thereunder.

Personal Trading Policies

The Trust, the Manager and the Distributors each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Portfolio but prohibits fraudulent, misleading, deceptive or manipulative acts or conduct in connection with that personal investing. Each Adviser also has adopted a code of ethics under Rule 17j-1. Such codes of ethics may permit personnel covered by the rule to invest in securities that may be purchased or held by the Portfolio for which the Adviser serves as an adviser. The Codes of Ethics of the Trust, AXA Equitable, the Distributors and the Advisers have been filed as exhibits to the Trust’s Registration Statement.

The Administrator

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), AXA Equitable (“Administrator”) provides the Trust with necessary administrative services, as more fully described in the Prospectus. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, in addition to the management fee, each Portfolio, except the EQ/AXA Franklin Income Core Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/AXA Mutual Shares Core Portfolio, the EQ/AXA Templeton Growth Core Portfolio, the EQ/Global Multi-Sector Equity Portfolio and All Asset Allocation Portfolio, the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, the PLUS Portfolios and the Crossings Allocation Portfolios, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administrative fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (excluding the Portfolios identified above), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The Crossings Allocation Portfolios, the All Asset Allocation Portfolio and EQ/AXA Franklin Templeton Founding Strategy Core Portfolio each pay a fee at an annual rate of 0.15% of the Portfolio’s average daily net assets, plus $35,000. The EQ/AXA Franklin Income Core Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/AXA Mutual Shares Core Portfolio, the EQ/AXA Templeton Growth Core Portfolio, the EQ/Global Multi-Sector Equity Portfolio and each PLUS Portfolio pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style). Pursuant to a sub-administration arrangement, the Manager has contracted with JPMorgan Investors Services Co. (“JPMorgan Services”) to provide the Trust (except the EQ/AXA Rosenberg Value Long/Short Equity Portfolio) with certain administrative services, including monitoring of portfolio compliance and portfolio accounting services. Pursuant to a sub-administration arrangement with respect to the EQ/AXA Rosenberg Value Long/Short Equity Portfolio, the Manager has contracted with State Street Bank and Trust Company (“SSB&T”) to provide the Portfolio with certain administrative services, including monitoring of portfolio compliance and portfolio accounting services.

During the years ended December 31, 2006, 2007 and 2008, respectively, the Trust paid the following fees to AXA Equitable for administrative services.

	Administration Fee
Portfolio	2006	2007	2008
All Asset Allocation	$839,974	$746,302	$
Crossings Aggressive Allocation*	N/A	N/A	$
Crossings Conservative Allocation*	N/A	N/A	$
Crossings Conservative-Plus Allocation*	N/A	N/A	$
Crossings Moderate Allocation*	N/A	N/A	$
Crossings Moderate-Plus Allocation*	N/A	N/A	$
EQ/AllianceBernstein Common Stock	$7,135,510	$9,225,016	$
EQ/AllianceBernstein International	$2,031,142	$3,306,186	$
EQ/AllianceBernstein Small Cap Growth	$960,380	$1,317,722	$
EQ/Ariel Appreciation II	$52,009	$84,466	$
EQ/AXA Franklin Income Core*	$31,079	$619,987	$
EQ/AXA Franklin Small Cap Value Core*	$12,505	$212,572	$
EQ/AXA Franklin Templeton Founding Strategy Core*	N/A	$389,492	$
EQ/AXA Mutual Shares Core*	$28,238	$436,629	$
EQ/AXA Rosenberg Value Long Short Equity*	$23,797	$206,118	$
EQ/AXA Templeton Growth Core*	$20,666	$357,760	$
EQ/BlackRock Basic Value Equity	$2,358,598	$4,015,501	$
EQ/BlackRock International Value	$1,506,859	$2,789,261	$
EQ/Bond Index	$62,495	$70,293	$
EQ/Boston Advisors Equity Income	$345,440	$495,223	$
EQ/Calvert Socially Responsible	$88,024	$124,842	$
EQ/Capital Guardian Growth	$305,326	$484,181	$
EQ/Capital Guardian Research	$824,794	$1,650,220	$
EQ/Caywood-Scholl High Yield Bond	$154,648	$257,203	$
EQ/Davis New York Venture*	$19,864	$333,452	$
EQ/Equity 500 Index	$2,748,310	$3,856,685	$
EQ/Evergreen Omega	$169,410	$230,256	$
EQ/Focus PLUS	$2,440,749	$4,132,347	$
EQ/GAMCO Mergers and Acquisitions	$95,854	$188,456	$
EQ/GAMCO Small Company Value	$521,083	$1,019,756	$
EQ/Global Bond PLUS	$220,921	$609,940	$
EQ/Global Multi-Sector Equity	$1,489,700	$3,099,005	$
EQ/Government Securities	$101,911	$111,181	$
EQ/Intermediate Government Bond Index	$586,288	$731,572	$
EQ/International Core PLUS**	$1,026,790	$2,390,856	$
EQ/International ETF*	$12,504	$38,985	$
EQ/International Growth	$123,675	$286,966	$
EQ/JPMorgan Core Bond	$1,147,566	$1,979,597	$
EQ/JPMorgan Value Opportunities	$493,675	$676,345	$
EQ/Large Cap Growth Index	$705,072	$778,336	$
EQ/Large Cap Core PLUS**	$276,997	$502,918	$
EQ/Large Cap Growth PLUS**	$683,632	$1,267,504	$
EQ/Large Cap Value Index	$142,448	$247,453	$
EQ/Large Cap Value PLUS***	$2,972,627	$5,775,191	$
EQ/Long Term Bond	$564,829	$1,046,121	$
EQ/Lord Abbett Growth and Income	$119,795	$274,927	$
EQ/Lord Abbett Large Cap Core	$65,801	$103,580	$

	Administration Fee
Portfolio	2006	2007	2008
EQ/Lord Abbett Mid Cap Value	$200,719	$435,465	$
EQ/Mid Cap Index	$1,130,311	$1,717,086	$
EQ/Mid Cap Value PLUS**	$1,421,293	$2,607,094	$
EQ/Money Market	$1,330,942	$1,981,800	$
EQ/Montag & Caldwell Growth	$253,078	$323,974	$
EQ/Oppenheimer Global Portfolio*	$16,065	$112,848	$
EQ/Oppenheimer Main Street Opportunity*	$15,159	$68,223	$
EQ/Oppenheimer Main Street Small Cap*	$15,518	$88,006	$
EQ/PIMCO Ultra Short Bond	$279,552	$706,041	$
EQ/Quality Bond PLUS***	$1,587,574	$2,201,579	$
EQ/Short Duration Bond	$1,302,336	$2,097,520	$
EQ/Small Company Index	$675,877	$1,097,969	$
EQ/T. Rowe Price Growth Stock	$231,268	$448,195	$
EQ/UBS Growth and Income	$177,434	$257,019	$
EQ/Van Kampen Comstock	$199,397	$364,551	$
EQ/Van Kampen Mid Cap Growth	$113,550	$273,256	$
EQ/Van Kampen Real Estate Portfolio*	N/A	$321,762	$

*	EQ/AXA Rosenberg Value Long/Short Equity Portfolio commenced operations on November 17, 2006; EQ/International ETF Portfolio commenced operations on August 25, 2006; EQ/Davis New York Venture Portfolio, EQ/Oppenheimer Global Portfolio, EQ/Oppenheimer Main Street Opportunity Portfolio and EQ/Oppenheimer Main Street Small Cap Portfolio commenced operations on August 31, 2006; EQ/AXA Franklin Income Core Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/AXA Mutual Shares Core Portfolio and EQ/AXA Templeton Growth Core Portfolio commenced operations on September 15, 2006. EQ/Van Kampen Real Estate Portfolio commenced operations on July 2, 2007; and EQ/AXA Franklin Templeton Founding Strategy Core Portfolio commenced operations on April 30, 2007. The Crossings Allocation Portfolios commenced operations on January 2, 2008.

**	Prior to May 25, 2007, the Portfolio was subject to a different administrative fee structure.

***	Prior to December 1, 2008, the Portfolio was subject to a different administrative fee structure.

The Distributors

The Trust has distribution agreements with AXA Advisors and AXA Distributors (each also referred to as a “Distributor,” and together “Distributors”), by which AXA Advisors and AXA Distributors serve as Distributors for the Trust’s Class IA shares and Class IB shares. AXA Advisors and AXA Distributors are each an indirect wholly owned subsidiary of AXA Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104.

The Trust’s distribution agreements with respect to the Class IA shares and Class IB shares of the Portfolios (“Distribution Agreements”) have been approved by the Trust’s Board of Trustees, including a majority of the Independent Trustees (as defined below), with respect to each Portfolio. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement’s continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”) and, if applicable, who have no direct or indirect financial interest in the operation of the Class IB Distribution Plan (as defined below) or any such related agreement, by a vote cast in person at a meeting called for the purpose of voting on such Agreements and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust, as applicable.

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class IB shares of the Portfolios (“Class IB Distribution Plan”). Under the

Class IB Distribution Plan, each Portfolio is authorized to pay the Distributors an annual distribution fee of up to 0.50% of each Portfolio’s average daily net assets attributable to Class IB shares. However, under the Distribution Agreements, payments to the Distributors under the Class IB Distribution Plan are limited to an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares. With respect to the Crossings Allocation Portfolios such payments are limited to 0.10% of average daily net assets of a Portfolio attributable to its Class IB shares. There is no distribution plan with respect to Class IA shares and the Portfolios pay no distribution fees with respect to those shares.

The Board of Trustees considered various factors in connection with its decision as to whether to approve the Class IB Distribution Plan, including: (i) the nature and causes of the circumstances which make approval or continuation of the Class IB Distribution Plan necessary and appropriate; (ii) the way in which the Class IB Distribution Plan would address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of the Class IB Distribution Plan to any other person relative to those of the Trust; (v) the effect of the Class IB Distribution Plan on existing Contract owners; (vi) the merits of possible alternative plans or pricing structures; (vii) competitive conditions in the variable products industry; and (viii) the relationship of the Class IB Distribution Plan to other distribution efforts of the Trust. The Board noted that the overall distribution arrangements would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current Contract owners to make additional investments in the Portfolios and attracting new investors and assets to the Portfolios to the benefit of the Portfolios and their respective Contract owners, (2) facilitate distribution of the Portfolios’ shares and (3) maintain the competitive position of the Portfolios in relation to other Portfolios that have implemented or are seeking to implement similar distribution arrangements.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Board of Trustees, including the Independent Trustees with no direct or indirect financial interest in the Class IB Distribution Plan or any related agreements, unanimously determined, in the exercise of its reasonable business judgment, that the Class IB Distribution Plan is reasonably likely to benefit the Trust and the shareholders of the Portfolios. As such, the Trustees, including such Independent Trustees, approved the Class IB Plan and its continuance.

Pursuant to the Class IB Distribution Plan, the Trust compensates the Distributors from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to the Distributors on a monthly basis. A portion of the amounts received by the Distributors will be used to defray various costs incurred or paid by the Distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Class IB Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the Trust with respect to a class of shares regardless of the level of expenditures by the Distributors. The Trustees, however, take into account such expenditures for purposes of reviewing operations under the Class IB Distribution Plan and in connection with their annual consideration of the Class IB Distribution Plan’s renewal. The Distributors’ expenditures include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class IB shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Trust Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class IB shares of the Trust; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of Class IB shares.

AXA Equitable and the Distributors may use their respective past profits or other resources to pay for expenses incurred in connection with providing services intended to result in the sale of shares of the Trust and/or support services that benefit Contract owners, including payments of significant amounts made to intermediaries that provide those services. These services may include sales personnel training, prospectus review, marketing and related services. The Distributors also may receive payments from Advisers of the Trust’s Portfolios, which may include Underlying Portfolios in which the Portfolios invest, and/or their affiliates to help defray expenses for sales meetings, seminar sponsorships and similar expenses that may relate to the contracts and/or the Advisers’ respective Portfolios.

The Distributors pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. AXA Advisors also serves as the Distributor for shares of the Trust to the Equitable Plan. Each Distribution Agreement provides that the Distributors shall accept orders for shares at net asset value without sales commissions or loads being charged. The Distributors have made no firm commitment to acquire shares of any Portfolio.

The Class IB Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust with the Distributors of the Class IB shares in connection with the Class IB Distribution Plan will continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by a vote of a majority of the Trust’s Board of Trustees, and a majority of the Independent Trustees, with no direct or indirect financial interest in the operation of the Class IB Distribution Plan or Rule 12b-1 related agreement, cast in person at a meeting called for the purpose of voting on such Plan or agreement. In addition, annual continuance of the Distribution Agreements must be approved by the Trust’s Board of Trustees or a majority of outstanding voting securities (as defined in the 1940 Act), and a majority of Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on the Distribution Plan Agreements, as applicable. In addition, the Class IB Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class IB shares of the Portfolio or by vote of a majority of the Independent Trustees, with no direct or indirect financial interest in the operation of the Class IB Distribution Plan or Rule 12b-1 related agreement. The Class IB Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.50% of Class IB average daily net assets annually) that may be spent for distribution of Class IB shares of any Portfolio without the approval of Class IB shareholders of that Portfolio.

The table below shows the amount paid by each Portfolio to each of the Distributors pursuant to the Distribution Plan for the year ended December 31, 2008.

Portfolio	Distribution Fee Paid to AXA Advisors	Distribution Fee Paid to AXA Distributors	Total Distribution Fees
All Asset Allocation	$	$	$
Crossings Aggressive Allocation*	$	$	$
Crossings Conservative Allocation*	$	$	$
Crossings Conservative-Plus Allocation*	$	$	$
Crossings Moderate Allocation*	$	$	$
Crossings Moderate-Plus Allocation*	$	$	$
EQ/AllianceBernstein Common Stock	$	$	$
EQ/AllianceBernstein Intermediate Government Securities	$	$	$

Portfolio	Distribution Fee Paid to AXA Advisors	Distribution Fee Paid to AXA Distributors	Total Distribution Fees
EQ/AllianceBernstein International	$	$	$
EQ/AllianceBernstein Small Cap Growth	$	$	$
EQ/Ariel Appreciation II	$	$	$
EQ/AXA Franklin Income Core	$	$	$
EQ/AXA Franklin Small Cap Value Core	$	$	$
EQ/AXA Franklin Templeton Founding Strategy Core	$	$	$
EQ/AXA Mutual Shares Core	$	$	$
EQ/AXA Rosenberg Value Long Short Equity	$	$	$
EQ/AXA Templeton Growth Core	$	$	$
EQ/BlackRock Basic Value Equity	$	$	$
EQ/BlackRock International Value	$	$	$
EQ/Bond Index	$	$	$
EQ/Boston Advisors Equity Income	$	$	$
EQ/Calvert Socially Responsible	$	$	$
EQ/Capital Guardian Growth	$	$	$
EQ/Capital Guardian Research	$	$	$
EQ/Caywood-Scholl High Yield Bond	$	$	$
EQ/Davis New York Venture*	$	$	$
EQ/Equity 500 Index	$	$	$
EQ/Evergreen Omega	$	$	$
EQ/Focus PLUS	$	$	$
EQ/GAMCO Mergers and Acquisitions	$	$	$
EQ/GAMCO Small Company Value	$	$	$
EQ/Global Bond PLUS	$	$	$
EQ/Global Multi-Sector Equity	$	$	$
EQ/Government Securities	$	$	$
EQ/International Core PLUS	$	$	$
EQ/International ETF	$	$	$
EQ/International Growth	$	$	$
EQ/JPMorgan Core Bond	$	$	$
EQ/JPMorgan Value Opportunities	$	$	$
EQ/Large Cap Core PLUS	$	$	$
EQ/Large Cap Growth Index	$	$	$
EQ/Large Cap Growth PLUS	$	$	$
EQ/Large Cap Value Index	$	$	$
EQ/Large Cap Value PLUS	$	$	$
EQ/Long Term Bond	$	$	$
EQ/Lord Abbett Growth and Income	$	$	$
EQ/Lord Abbett Large Cap Core	$	$	$
EQ/Lord Abbett Mid Cap Value	$	$	$
EQ/Mid Cap Index	$	$	$
EQ/Mid Cap Value PLUS	$	$	$
EQ/Money Market	$	$	$
EQ/Montag & Caldwell Growth	$	$	$
EQ/Oppenheimer Global	$	$	$
EQ/Oppenheimer Main Street Opportunity	$	$	$
EQ/Oppenheimer Main Street Small Cap	$	$	$
EQ/PIMCO Ultra Short Bond	$	$	$
EQ/Quality Bond PLUS	$	$	$

Portfolio	Distribution Fee Paid to AXA Advisors	Distribution Fee Paid to AXA Distributors	Total Distribution Fees
EQ/Short Duration Bond	$	$	$
EQ/Small Company Index	$	$	$
EQ/T. Rowe Price Growth Stock	$	$	$
EQ/UBS Growth and Income	$	$	$
EQ/Van Kampen Comstock	$	$	$
EQ/Van Kampen Mid Cap Growth	$	$	$
EQ/Van Kampen Real Estate	$	$	$

*	The Crossings Allocations Portfolios commenced operations on January 2, 2008.

BROKERAGE ALLOCATION AND OTHER STRATEGIES

Brokerage Commissions

The Portfolios of the Trust are charged for securities brokers’ commissions, transfer taxes and similar fees relating to securities transactions. The Manager and the Advisers of the Portfolios, as appropriate, seek to obtain the best net price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

Investment company securities (including securities of the Underlying Portfolios, but not including securities of the Underlying ETFs) generally are purchased directly from the issuer. It is expected that other securities will ordinarily be purchased in the primary markets, whether over the counter or listed, and that listed securities may be purchased in the over the counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers may be used for execution of each Portfolio’s portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Advisers of the Portfolios may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager or Advisers. The research services include economic, market, industry and company research material.

The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager or Advisers, as appropriate, to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to a management agreement (“Directed Brokerage”). The Trustees review the levels of Directed Brokerage for each Portfolio on a quarterly basis.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”) and by policies adopted by the Trustees, the Manager and Advisers, as appropriate, may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Manager or the relevant Adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Manager or the Adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Portfolio in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Certain Advisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide an Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, Adviser’s other clients and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the Financial Industry Regulatory Authority (formerly, the National Association of Securities Dealers, Inc.) has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.

The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, confidentiality, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Advisers, as appropriate, for the benefit of all accounts for which the responsible party makes investment decisions. As such, research services paid for with the Portfolios’ brokerage commissions may not benefit the Portfolios, while research services paid for with the brokerage commissions of other clients may benefit the Portfolios. The receipt of research services from brokers will tend to reduce the Manager’s and Advisers’ expenses in managing the Portfolios.

During the years ended December 31, 2006, 2007 and 2008, respectively, the Portfolios paid the amounts indicated in brokerage commissions:

	Brokerage Commissions Paid†
Portfolio	2006	2007	2008
All Asset Allocation	N/A	N/A	$
Crossings Aggressive Allocation*	N/A	N/A	$
Crossings Conservative Allocation*	N/A	N/A	$
Crossings Conservative-PLUS Allocation*	N/A	N/A	$
Crossings Moderate Allocation*	N/A	N/A	$
Crossings Moderate-PLUS Allocation*	N/A	N/A	$
EQ/AllianceBernstein Common Stock	$10,409,223	$6,067,707	$
EQ/AllianceBernstein Intermediate Government Securities	N/A	N/A	$
EQ/AllianceBernstein International	$4,316,913	$3,479,799	$
EQ/AllianceBernstein Small Cap Growth	$2,058,987	$1,974,477	$
EQ/Ariel Appreciation II	$47,456	$51,891	$
EQ/AXA Franklin Income Core	$27,124	$354,942	$
EQ/AXA Franklin Small Cap Value Core	$4,353	$140,303	$
EQ/AXA Franklin Templeton Founding Strategy Core	N/A	N/A	$
EQ/AXA Mutual Shares Core	$86,522	$460,825	$
EQ/AXA Rosenberg Value Long Short Equity	$26,855	$418,926	$
EQ/AXA Templeton Growth Core	$34,789	$396,986	$
EQ/BlackRock Basic Value Equity	$3,149,099	$5,398,750	$

	Brokerage Commissions Paid†
Portfolio	2006	2007	2008
EQ/BlackRock International Value	$2,890,072	$6,450,762	$
EQ/Bond Index	$644	N/A	$
EQ/Boston Advisors Equity Income	$410,467	$492,567	$
EQ/Calvert Socially Responsible	$26,876	$23,169	$
EQ/Capital Guardian Growth	$232,081	$256,121	$
EQ/Capital Guardian Research	$568,940	$998,788	$
EQ/Caywood-Scholl High Yield	N/A	N/A	$
EQ/Davis New York Venture	$30,226	$321,031	$
EQ/Equity 500 Index	$172,383	$110,480	$
EQ/Evergreen Omega	$280,093	$70,166	$
EQ/Focus PLUS	$2,965,427	$3,563,469	$
EQ/GAMCO Mergers and Acquisitions	$235,965	$342,743	$
EQ/GAMCO Small Company Value	$364,275	$1,344,830	$
EQ/Global Bond PLUS	N/A	N/A	$
EQ/Global Multi-Sector Equity	$5,889,612	$12,807,895	$
EQ/Government Securities	N/A	N/A	$
EQ/International Core PLUS	$849,578	$224,534	$
EQ/International ETF	$5,832	$8,035	$
EQ/International Growth	$351,812	$553,125	$
EQ/JPMorgan Core Bond	$695,698	$655,313	$
EQ/JPMorgan Value Opportunities	$970,907	$882,561	$
EQ/Large Cap Core PLUS	$213,943	$107,786	$
EQ/Large Cap Growth Index	$1,283,091	$824,814	$
EQ/Large Cap Growth PLUS	$2,360,770	$223,913	$
EQ/Large Cap Value Index	$139,951	$89,207	$
EQ/Large Cap Value PLUS	$1,050,678	$5,769,122	$
EQ/Long Term Bond	N/A	N/A	$
EQ/Lord Abbett Growth and Income	$76,882	$186,871	$
EQ/Lord Abbett Large Cap Core	$24,726	$31,961	$
EQ/Lord Abbett Mid Cap Value	$144,474	$209,768	$
EQ/Mid Cap Index	$3,958,914	$3,024,157	$
EQ/Mid Cap Value PLUS	$2,120,921	$607,540	$
EQ/Money Market	N/A	N/A	$
EQ/Montag & Caldwell Growth	$331,213	$291,661	$
EQ/Oppenheimer Global Portfolio	$11,690	$81,017	$
EQ/Oppenheimer Main Street Opportunity	$10,714	$63,319	$
EQ/Oppenheimer Main Street Small Cap	$33,675	$156,911	$
EQ/PIMCO Ultra Short Bond	$25,602	$87,510	$
EQ/Quality Bond PLUS	N/A	N/A	$
EQ/Short Duration Bond	N/A	N/A	$
EQ/Small Company Index	$492,220	$461,335	$
EQ/T. Rowe Price Growth Stock	$240,416	$1,291,875	$
EQ/UBS Growth and Income	$149,479	$124,583	$
EQ/Van Kampen Comstock	$127,268	$114,560	$
EQ/Van Kampen Mid Cap Growth	$146,542	$323,219	$
EQ/Van Kampen Real Estate	N/A	$211,917	$

†	Brokerage commissions may vary significantly from year to year due to a variety of factors, including the type of investments selected by the sub-adviser(s), changes in transaction costs and market conditions.

*	The Crossings Allocation Portfolios commenced operations on January 2, 2008.

Brokerage Transactions with Affiliates

To the extent permitted by law and in accordance with procedures established by the Trust’s Board of Trustees, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager or its affiliates, including Sanford C. Bernstein & Co., LLC (“Bernstein”), or Advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Advisers or affiliates of such brokers, unless pursuant to an exemption from the SEC. The Trust relies on exemptive relief from the SEC that permits mutual funds managed by the Manager and advised by multiple advisers to engage in principal and brokerage transactions with a broker dealer affiliated with an Adviser to the same Portfolio. The Trust has adopted procedures, prescribed by the 1940 Act and the rules thereunder, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of an Adviser to a Portfolio for which that Adviser provides investment advice do not exceed the usual and customary broker’s commission. The Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, pursuant to certain securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Advisers or their affiliates.

During the years ended December 31, 2006, 2007 and 2008, respectively, the following Portfolios paid the amounts indicated to the affiliated broker-dealers of the Manager or the Distributors or affiliates of the Advisers to each Portfolio.

CALENDAR YEAR ENDED DECEMBER 31, 2006

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid†	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based On Dollar Amounts)

EQ/AllianceBernstein Common Stock	Sanford C. Bernstein	$307,483	2.95%	1.16%

EQ/AllianceBernstein Small Cap Growth	Sanford C. Bernstein	$5,758	0.28%	0.08%

EQ/AXA Mutual Shares Core*	Sanford C. Bernstein	$547	0.63%	0.07%

EQ/AXA Templeton Growth Core*	Sanford C. Bernstein	$227	0.65%	0.06%

EQ/BlackRock Basic Value Equity	Merrill Lynch	$531,179	16.87%	5.43%

	Sanford C. Bernstein	$3,595	0.11%	0.05%

EQ/BlackRock International Value	Merrill Lynch	$55,569	1.92%	1.29%

EQ/Davis New York Venture*	Sanford C. Bernstein	$1,561	5.17%	0.63%

EQ/GAMCO Mergers & Acquisitions	Gabelli & Company	$72,420	30.69%	11.87%

EQ/GAMCO Small Company Value	Gabelli & Company	$153,743	42.21%	9.33%

EQ/Global Multi-Sector Equity	Morgan Stanley	$21,792	0.37%	0.24%

EQ/JPMorgan Value Opportunities	Sanford C. Bernstein	$2,165	0.22%	0.05%

EQ/Large Cap Growth Index	Sanford C. Bernstein	$9,500	0.74%	0.44%

EQ/Large Cap Value Index	Sanford C. Bernstein	$600	0.43%	0.10%

EQ/Lord Abbett Large Cap Core	Sanford C. Bernstein	$475	1.92%	1.26%

EQ/Lord Abbett Mid Cap Value	Sanford C. Bernstein	$12	0.01%	0.00%

EQ/Mid Cap Index	Sanford C. Bernstein	$1,210	0.03%	0.09%

EQ/Mid Cap Value PLUS	Sanford C. Bernstein	$180	0.01%	0.01%

EQ/Montag & Caldwell Growth	Sanford C. Bernstein	$10,068	3.04%	2.19%

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid†	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based On Dollar Amounts)

EQ/Oppenheimer Global*	Sanford C. Bernstein	$110	0.94%	0.14%

EQ/Oppenheimer Main Street Opportunity*	Sanford C. Bernstein	$132	1.23%	0.72%

EQ/Oppenheimer Main Street Small Cap*	Sanford C. Bernstein	$205	0.61%	0.70%

EQ/UBS Growth & Income	Sanford C. Bernstein	$249	0.17%	0.31%

	UBS	$1,671	1.12%	0.45%

EQ/Van Kampen Comstock	Morgan Stanley	$97	0.08%	0.00%

EQ/Van Kampen Mid Cap Growth	Morgan Stanley	$36	0.02%	0.01%

	Sanford C. Bernstein	$2,165	1.48%	0.43%

†	Brokerage commissions may vary significantly from year to year due to a variety of factors, including the type of investments selected by the sub-adviser(s), changes in transaction costs and market conditions.

*	EQ/Davis New York Venture Portfolio, EQ/Oppenheimer Global Portfolio, EQ/Oppenheimer Main Street Opportunity Portfolio and EQ/Oppenheimer Main Street Small Cap Portfolio commenced operations on August 31, 2006; EQ/AXA Mutual Shares Core Portfolio and EQ/AXA Templeton Growth Core Portfolio commenced operations on September 15, 2006.

CALENDAR YEAR ENDED DECEMBER 31, 2007

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid†	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based On Dollar Amounts)

EQ/AllianceBernstein Common Stock	Sanford C. Bernstein	$86,653	1.43%	0.06%

EQ/AllianceBernstein International	Exane SA	$6,802	0.20%	0.16%

EQ/AllianceBernstein Small Cap Growth	Sanford C. Bernstein	$3,700	0.19%	0.04%

EQ/AXA Mutual Shares Core Portfolio	Sanford C. Bernstein	$13,730	2.98%	0.13%

	Exane SA	$2,425	0.53%	0.02%

EQ/AXA Templeton Growth Core Portfolio	Sanford C. Bernstein	$5,970	1.50%	0.07%

EQ/BlackRock Basic Value	Merrill Lynch	$664,654	12.31%	9.26%

	Sanford C. Bernstein	$144,477	2.68%	1.71%

EQ/BlackRock International Value	Merrill Lynch	$29,123	0.45%	0.42%

EQ/Davis New York Venture Portfolio	Sanford C. Bernstein	$12,532	3.90%	0.57%

EQ/Focus PLUS	Sanford C. Bernstein	$7,784	0.22%	0.13%

EQ/GAMCO Mergers and Acquisitions	Gabelli & Co. Inc.	$250,419	73.06%	20.21%

EQ/GAMCO Small Company Value	Gabelli	$652,620	48.53%	15.15%

	Exane SA	$433	0.03%	0.01%

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid†	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based On Dollar Amounts)

EQ/Global Multi-Sector Equity	Morgan Stanley	$898	0.01%	0.01%

	BNP Paribas	$56,905	0.44%	0.35%

	Sanford C. Bernstein	$9,108	0.07%	0.26%

EQ/International Growth	Exane SA	$1,813	0.33%	0.05%

EQ/JPMorgan Value Opportunities	Sanford C. Bernstein	$980	0.11%	0.01%

EQ/Large Cap Core PLUS	Sanford C. Bernstein	$1,884	1.75%	0.83%

EQ/Large Cap Growth Index	Sanford C. Bernstein	$6,440	0.78%	0.28%

EQ/Lord Abbett Growth & Income	Sanford C. Bernstein	$63	0.03%	0.02%

EQ/Mid Cap Index	Exane SA	$23,178	0.77%	0.28%

EQ/Mid Cap Value PLUS	Sanford C. Bernstein	$6,684	1.10%	0.21%

EQ/Montag & Caldwell Growth	Sanford C. Bernstein	$9,634	3.30%	2.20%

EQ/Oppenheimer Global Portfolio	Sanford C. Bernstein	$2,428	3.00%	0.07%

EQ/Oppenheimer Main Street Opportunity Portfolio	Sanford C. Bernstein	$1,205	1.90%	1.23%

EQ/Oppenheimer Main Street Small Cap Portfolio	Sanford C. Bernstein	$910	0.58%	0.55%

EQ/T. Rowe Price Growth Stock	Exane SA	$612	0.05%	0.03%

	Sanford C. Bernstein	$227	0.02%	0.02%

	Cowen & Co., LLC	$218	0.02%	0.23%

EQ/UBS Growth and Income	Sanford C. Bernstein	$275	0.22%	0.75%

	UBS	$1,618	1.30%	1.13%

EQ/Van Kampen Comstock	Morgan Stanley	$1,550	1.35%	0.03%

	Sanford C. Bernstein	$348	0.30%	0.02%

EQ/Van Kampen Mid Cap Growth	Morgan Stanley	$10,015	3.10%	0.91%

	Sanford C. Bernstein	$1,680	0.52%	0.55%

†	Brokerage commissions may vary significantly from year to year due to a variety of factors, including the type of investments selected by the sub-adviser(s), changes in transaction costs and market conditions.

CALENDAR YEAR ENDED DECEMBER 31, 2008

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid†	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based On Dollar Amounts)

EQ/AllianceBernstein Common Stock		$	%	%

EQ/AllianceBernstein International		$	%	%

EQ/AllianceBernstein Small Cap Growth		$	%	%

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid†	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based On Dollar Amounts)

EQ/AXA Mutual Shares Core Portfolio		$	%	%

		$	%	%

EQ/AXA Templeton Growth Core Portfolio		$	%	%

EQ/BlackRock Basic Value		$	%	%

		$	%	%

EQ/BlackRock International Value		$	%	%

EQ/Davis New York Venture Portfolio		$	%	%

EQ/Focus PLUS		$	%	%

EQ/GAMCO Mergers and Acquisitions		$	%	%

EQ/GAMCO Small Company Value		$	%	%

		$	%	%

EQ/Global Multi-Sector Equity		$	%	%

		$	%	%

		$	%	%

EQ/International Growth		$	%	%

EQ/JPMorgan Value Opportunities		$	%	%

EQ/Large Cap Core PLUS		$	%	%

EQ/Large Cap Growth Index		$	%	%

EQ/Lord Abbett Growth & Income		$	%	%

EQ/Mid Cap Index		$	%	%

EQ/Mid Cap Value PLUS		$	%	%

EQ/Montag & Caldwell Growth		$	%	%

EQ/Oppenheimer Global Portfolio		$	%	%

EQ/Oppenheimer Main Street Opportunity Portfolio		$	%	%

EQ/Oppenheimer Main Street Small Cap Portfolio		$	%	%

EQ/T. Rowe Price Growth Stock		$	%	%

		$	%	%

		$	%	%

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid†	Percentage of Total Brokerage Commissions	Percentage of Transactions (Based On Dollar Amounts)

EQ/UBS Growth and Income		$	%	%

		$	%	%

EQ/Van Kampen Comstock		$	%	%

		$	%	%

EQ/Van Kampen Mid Cap Growth		$	%	%

		$	%	%

†	Brokerage commissions may vary significantly from year to year due to a variety of factors, including the type of investments selected by the sub-adviser(s), changes in transaction costs and market conditions.

Brokerage Transactions Relating to Research Services

For the fiscal year ended December 31, 2008, the following Portfolios of the Trust directed the following amount of portfolio transactions to broker-dealers that provided research services, for which the Portfolios of the Trust paid the brokerage commissions indicated:

Portfolio	Transaction Amount	Related Brokerage Commission Paid
EQ/AllianceBernstein Common Stock	$	$
EQ/AllianceBernstein International	$	$
EQ/AllianceBernstein Small Cap Growth	$	$
EQ/Ariel Appreciation II	$	$
EQ/AXA Franklin Income Core	$	$
EQ/AXA Franklin Small Cap Value Core	$	$
EQ/AXA Mutual Shares Core	$	$
EQ/AXA Rosenberg Value Long/Short Equity	$	$
EQ/AXA Templeton Growth Core	$	$
EQ/BlackRock Basic Value Equity	$	$
EQ/Boston Advisors Equity Income	$	$
EQ/Capital Guardian Growth Portfolio††	$	$
EQ/Capital Guardian Research††	$	$
EQ/Evergreen Omega	$	$
EQ/Focus PLUS	$	$
EQ/Global Multi-Sector Equity	$	$
EQ/International Core PLUS	$	$
EQ/JPMorgan Opportunities	$	$
EQ/Large Cap Core PLUS	$	$
EQ/Large Cap Growth	$	$
EQ/Large Cap Growth PLUS	$	$
EQ/Large Cap Value Index	$	$
EQ/Large Cap Value PLUS	$	$
EQ/Mid Cap Index†	$	$
EQ/Mid Cap Value PLUS	$	$
EQ/Montag and Caldwell Growth	$	$
EQ/Oppenheimer Global	$	$
EQ/Oppenheimer Main Street Opportunity	$	$
EQ/Oppenheimer Main Street Small Cap	$	$
EQ/UBS Growth and Income	$	$

Portfolio	Transaction Amount	Related Brokerage Commission Paid
EQ/Van Kampen Comstock	$	$
EQ/Van Kampen Mid Cap Growth	$	$

†	Amounts include total transactions for all trades.

††	Amounts include all trades. Research is not separated.

Investments in Regular Broker-dealers

As of December 31, 2008, the Portfolios owned securities issued by their regular brokers or dealers (or by their parents) as follows:

Portfolio	Broker or Dealer (or Parent Company)	Type of Security†	Value (000)
All Asset Allocation			$
Crossings Aggressive Allocation			$
Crossings Conservative Allocation			$
Crossings Conservative-PLUS Allocation			$
Crossings Moderate Allocation			$
Crossings Moderate-PLUS Allocation			$
EQ/AllianceBernstein Common Stock			$
$
$
$
$
$
$
$
$
$
$
$
$
$
$
EQ/AllianceBernstein Intermediate Government Securities			$
$
$
$
$
$
$
$

Portfolio	Broker or Dealer (or Parent Company)	Type of Security†	Value (000)
EQ/AllianceBernstein International			$
$
$
$
$
$
$
$
$
EQ/AllianceBernstein Small Cap Growth			$
$
$
$
$
$
$
EQ/Ariel Appreciation II			$
$
$
EQ/AXA Franklin Income Core			$
$
$
$
$
$
$
$
$
$
$
$
EQ/AXA Franklin Small Cap Value Core			$
$
EQ/AXA Franklin Templeton Founding Strategy Core			$
EQ/AXA Mutual Shares Core			$
$
EQ/AXA Rosenberg Value Long/Short Equity			$
EQ/AXA Templeton Growth Core			$
$
$
$
$

Portfolio	Broker or Dealer (or Parent Company)	Type of Security†	Value (000)
EQ/BlackRock Basic Value Equity			$
$
$
$
$
$
$
$
EQ/BlackRock International Value			$
$
$
$
$
$
EQ/Bond Index			$
$
$
$
$
$
$
$
$
$
EQ/Boston Advisors Equity Income			$
$
$
$
$
$
$
$
$
$
EQ/Calvert Socially Responsible			$
$
$
$
$
EQ/Capital Guardian Growth			$
$
$
$
$
EQ/Capital Guardian Research			$
$
$
$
$
$
$
$

Portfolio	Broker or Dealer (or Parent Company)	Type of Security†	Value (000)
EQ/Caywood-Scholl High Yield Bond			$
$
$
$
$
EQ/Davis New York Venture			$
$
$
$
$
$
$
$
EQ/Equity 500 Index			$
$
$
$
$
$
$
$
$
$
$
$
EQ/Evergreen Omega			$
$
$
EQ/Focus PLUS			$
$
$
$
$
$
$
$
EQ/GAMCO Mergers & Acquisition			$
$
$
$
EQ/GAMCO Small Company Value			$
$
$
$
EQ/Global Bond PLUS			$
$
$

Portfolio	Broker or Dealer (or Parent Company)	Type of Security†	Value (000)
EQ/Global Multi-Sector Equity			$
$
$
$
EQ/Government Securities			$
$
$
$
$
$
$
$
EQ/International Core PLUS			$
$
$
$
$
$
EQ/International ETF			$
EQ/International Growth			$
$
$
$
$
EQ/JPMorgan Core Bond			$
$
$
$
$
$
$
$
EQ/JPMorgan Value Opportunities			$
$
$
$
$
$
$
EQ/Large Cap Core PLUS			$
$
$
$
$
$
$
$
$
$

Portfolio	Broker or Dealer (or Parent Company)	Type of Security†	Value (000)
EQ/Large Cap Growth Index			$
$
$
$
EQ/Large Cap Growth PLUS			$
$
$
$
$
$
EQ/Large Cap Value Index			$
$
$
$
$
$
EQ/Large Cap Value PLUS			$
$
$
$
$
$
$
$
$
$
$
$
$
$
$
EQ/Long Term Bond			$
$
$
$
$
$
$
$
$
$
EQ/Lord Abbett Growth & Income			$
$
$
$
$
$
$

Portfolio	Broker or Dealer (or Parent Company)	Type of Security†	Value (000)
EQ/Lord Abbett Large Cap Core			$
$
$
$
$
$
$
$
EQ/Lord Abbett Mid Cap Value			$
$
$
EQ/Mid Cap Index			$
$
$
$
$
$
$
EQ/Mid Cap Value PLUS			$
$
$
$
$
EQ/Money Market			$
$
$
$
$
$
EQ/Montag & Caldwell Growth			$
$
EQ/Oppenheimer Global			$
$
$
$
EQ/Oppenheimer Main Street Opportunity			$
$
$
$
$
$
$
$
$
EQ/Oppenheimer Main Street Small Cap			$
$

Portfolio	Broker or Dealer (or Parent Company)	Type of Security†	Value (000)
EQ/PIMCO Ultra Short Bond			$
$
$
$
$
$
$
$
$
$
$
$
EQ/Quality Bond PLUS			$
$
$
$
$
$
$
$
$
$
$
EQ/Short-Duration Bond			$
$
$
$
$
$
$
EQ/Small Company Index			$
$
$
$
$
EQ/T. Rowe Price Growth Stock			$
$
$
$
EQ/UBS Growth & Income			$
$
$
$
$
$
EQ/Van Kampen Comstock			$
$
$
$
$
$
$

Portfolio	Broker or Dealer (or Parent Company)	Type of Security†	Value (000)
EQ/Van Kampen Mid Cap Growth			$
$
$
EQ/Van Kampen Real Estate Portfolio			$

†	D = Debt, E = Equity

PROXY VOTING POLICIES AND PROCEDURES

Pursuant to the Trust’s Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to the Manager as its investment manager. Because the Manager views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each Portfolio, except the Allocation Portfolio, EQ/International ETF Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio, the Crossings Allocation Portfolios, and the ETF allocated portion of the PLUS Portfolios, to the applicable Advisers. The primary focus of the Trust’s proxy voting procedures as they relate to the sub- advised portfolios, therefore, is to seek to ensure that the Advisers have adequate proxy voting policies and procedures in place and to monitor each Adviser’s proxy voting. A description of the proxy voting policies and procedures that each Adviser uses to determine how to vote proxies relating to the Portfolio’s portfolio securities are included in Appendix D to this SAI. With respect to the Allocation Portfolio, EQ/International ETF Portfolio, EQ/AXA Franklin Templeton Founding Strategy Core Portfolio and the ETF allocated portion of the PLUS Portfolios, to the extent a proxy proposal is presented with respect to an Underlying Portfolio or Underlying ETF, whether or not the proposal would present an issue as to which AXA Equitable, the Distributors or their affiliates could be deemed to have a conflict of interest, AXA Equitable will vote shares held by the Allocation Portfolio, EQ/International ETF Portfolio, EQ/Franklin Templeton Founding Strategy Core Portfolio and the ETF allocated portion of the PLUS Portfolios it manages either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which the Underlying Portfolio’s or Underlying ETF’s other shareholders have voted. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “About Us”: and click on “Proxy Voting Records” and (2) on the SEC’s website at http://www.sec.gov.

PURCHASE AND PRICING OF SHARES

The Trust will offer and sell its shares for cash or securities based on each Portfolio’s net asset value per share, which will be determined in the manner set forth below. Shares of a Portfolio will be issued to a shareholder upon receipt of consideration.

The net asset value of the shares of each class of each Portfolio will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day as defined below. The net asset value per share of each class of a Portfolio will be computed by dividing the sum of the investments held by that Portfolio applicable to that class plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the Portfolio at such time. All expenses borne by the Trust and each of its Classes will be accrued daily.

The net asset value per share of each Portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles and consistent with the 1940 Act:

•

The assets belonging to each Portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular Portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) “General Items,” if any, allocated to that Portfolio. “General Items” include any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Portfolio. General Items will be allocated as the Trust’s Board of Trustees considers fair and equitable.

•

The liabilities belonging to each Portfolio will include (i) the liabilities of the Trust in respect of that Portfolio, (ii) all expenses, costs, changes and reserves attributable to that Portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Portfolio which have been allocated as the Trust’s Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each “business day.” Normally, this would be at the close of regular trading on the New York Stock Exchange (“NYSE”) on days the NYSE is open for trading. This is normally 4:00 p.m. Eastern Time. The NYSE is closed on New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio and Underlying Portfolio, are valued as follows:

•

Stocks listed on national securities exchanges (including securities issued by ETFs) are valued at the last sale price or official closing price, or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the Nasdaq Stock Market will be valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day or official closing price, at a bid price estimated by a broker.

•

Foreign securities not traded directly, or in ADRs or similar form, in the U.S. are valued at most recent sales or bid price from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates. Because foreign securities sometimes trade on days when a Portfolio’s shares are not priced, the value of the Portfolio’s investment that includes such securities may change on days when shares of the Portfolio cannot be purchased or redeemed.

•	U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

•

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

•

Short-term debt securities (including money market securities) that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•

Convertible preferred stocks listed on national securities exchanges or included on the Nasdaq Stock Market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

•

Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

•

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

•

Options are valued at their last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

•	Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

•	Forward foreign exchange contracts are valued by interpolating between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

•

Shares of the Underlying Portfolios held by the Allocation Portfolio and the EQ/Franklin Templeton Founding Strategy Portfolio, as well as shares of open end mutual funds (other than ETFs) held by an Underlying Portfolio, will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith under the direction of the applicable Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of trading market.

The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the EQ/Money Market Portfolio will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s net asset value by those traders.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust’s financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Advisers will continuously monitor the performance of these services.

TAXATION

Each Portfolio is treated for federal tax purposes as a separate corporation. The Trust intends that each Portfolio will continue to qualify each taxable year to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code (“RIC”). By doing so, the Portfolio will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

To continue to qualify for treatment as a RIC, a Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”), defined below (“Income Requirement”); and (2) at the close of each quarter of the Portfolio’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs (collectively, “Qualifying Assets”) and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Portfolio controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, “Subchapter M Diversification Requirements”). For purposes of the Income Requirement, gross income is determined without regard to losses from the sale or other dispositions of stock, securities or those currencies. A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial equivalent thereof)”) other than a partnership at least 90% of the gross income of which consists of dividends, interest, and other qualifying income for a RIC.

If a Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements described in the following paragraphs, with the result that the Contracts supported by that account would no longer be eligible for tax deferral, and (3) all distributions out of the Portfolio’s earnings and profits, including distributions of net capital gain, would be taxable to its shareholders as dividends (i.e., ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” would be subject to federal income tax at the rate for net capital gain  — a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Subchapter L of the Code requires that each separate account in which Contract premiums are invested be “adequately diversified” (as described in the next paragraph). If a Portfolio satisfies certain requirements regarding the types of shareholders it has and the availability of its shares, which each Portfolio intends to continue to do, then such a separate account will be able to “look through” that Portfolio, and in effect treat the Portfolio’s assets as the account’s assets, for purposes of determining whether the account is diversified. Moreover, if an Underlying Portfolio (each of which is treated as a RIC) in which the Allocation Portfolio or the EQ/Franklin Templeton Founding Strategy Portfolio or a Crossings Allocation Portfolio invests also satisfies those requirements, a separate account investing in that Portfolio will effectively treat the Underlying Portfolio’s assets as its own for those purposes. The same treatment will not apply, however, with respect to any Underlying ETF (each of which is expected also to be treated as a RIC) in which the EQ/International ETF Portfolio invests, which instead will be treated for those purposes as a single investment.

Because the Trust is used to fund Contracts, each Portfolio must meet the diversification requirements imposed by Subchapter L on insurance company separate accounts (which are in addition to the Subchapter M Diversification Requirements) or those Contracts will fail to qualify as life insurance policies or annuity contracts. In general, for a Portfolio to meet the diversification requirements of Subchapter L, Treasury regulations require that no more than 55% of the total value of its assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. Generally, all securities of the same issuer are treated as a single investment. Furthermore, the Code provides that each U.S. Government agency or instrumentality is treated as a separate issuer. Subchapter L provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Subchapter M Diversification Requirements are satisfied and no more than 55% of the value of the account’s total assets are Qualifying Assets. Compliance with the regulations is tested on the last day of each calendar year quarter. For each Portfolio that has satisfied those requirements for the first quarter of the first taxable year in which it seeks to qualify as a RIC, there is a 30-day period after the end of each quarter in which to cure any non-compliance.

Many technical rules govern the computation of a Portfolio’s, Underlying Portfolio’s or Underlying ETF’s investment company taxable income and net capital gain. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A Portfolio that invests in foreign securities or currencies may be subject to foreign taxes that could reduce its investment performance.

Each Portfolio may invest in the stock of PFICs if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income each taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to federal income tax on a portion of any “excess distribution” received on the stock of a PFIC or of any gain from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the portfolio distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Portfolio invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement), even if the QEF does not distribute those earnings and gain to the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each Portfolio may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of a PFIC’s stock over a Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Portfolio included in income for prior taxable years under the election. A Portfolio’s adjusted basis in each PFIC’s stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

OTHER INFORMATION

Delaware Statutory Trust.    The Trust is an entity of the type commonly known as a Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust’s shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a Portfolio could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a Portfolio. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the Portfolios) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a Portfolio’s property for all losses and expenses of any Portfolio shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio itself would be unable to meet its obligations, a possibility that AXA Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Trustees intend to conduct the operations of the Portfolios in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolios.

Classes of Shares.    Each portfolio consists of Class IA shares and Class IB shares. A share of each class of a Portfolio represents an identical interest in that Portfolio’s investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Portfolios will affect the performance of those classes. Each share of a Portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Portfolio. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class IA and Class IB shares will differ.

Voting Rights.    Shareholders of each Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Portfolios as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law. In accordance with current laws, it is anticipated that an insurance company issuing a Contract that participates in a Portfolio will request voting instructions from Contract owners and will vote shares or other voting interests in the insurance company’s separate account in proportion to the voting instructions received. The Board of Trustees may, without shareholder approval unless such approval is required by applicable law, cause any one or more series or classes of the Trust to merge or consolidate with or into one or more other series or classes of the Trust, one or more other trusts, partnerships or corporations.

Shareholder Meetings.    The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.

Class-Specific Expenses.    Each Portfolio may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable.

OTHER SERVICES

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, New York 10017, serves as the Trust’s independent registered public accounting firm. PwC is responsible for auditing the annual financial statements of the Trust.

Custodian

JPMorgan Chase Bank (“Chase”), 4 Chase MetroTech Center, Brooklyn, New York 11245 serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the custody agreement between the Trust and Chase, Chase maintains cash, securities and other assets of the Portfolios, except the EQ/AXA Rosenberg Value Long/Short Equity Portfolio. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Custodial Trust Company (“CTC”), 101 Carnegie Center Princeton, New Jersey 08540-6231, serves as custodian of the Trust’s EQ/AXA Rosenberg Value Long/Short Equity Portfolio’s securities and other assets. Under the terms of the custody agreement between the Trust and CTC, CTC maintains cash, securities and other assets of the Portfolio. CTC is also required, upon the order of the Trust, to deliver securities held by CTC, and to make payments for securities purchased by the Portfolio.

Transfer Agent

AXA Equitable serves as the transfer agent and dividend disbursing agent for the Trust. AXA Equitable receives no additional compensation for providing such services for the Trust.

Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, serves as counsel to the Trust.

Sullivan & Worcester, LLP, 1666 K Street, N.W., Suite 700, Washington, D.C. 20006, serves as counsel to the Independent Trustees of the Trust.

FINANCIAL STATEMENTS

The audited financial statements for the period ended December 31, 2008, including the financial highlights, appearing in the Trust’s Annual Report to Shareholders, filed electronically with the SEC on March     , 2009 (File No. 811-07953), are incorporated by reference and made a part of this document.

APPENDIX A

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY

Portfolio	Asset- backed Securities	Bonds	Borrowings (emergencies, redemptions)	Borrowings (leveraging purposes)	Convertible Securities	Credit & Liquidity Enhancements	Floaters(A)	Inverse Floaters(A)	Brady Bonds(B)	Depositary Receipts(B)	Dollar Rolls	Equity Securities	Eurodollar & Yankee Dollar Obligations	Event- Linked Bonds	Foreign Currency Spot Trans.	Foreign Currency Forward Trans.	Foreign Currency Futures Trans.(A)
EQ/AllianceBernstein Common Stock	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AllianceBernstein International	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AllianceBernstein Small Cap Growth	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Ariel Appreciation II	Y	Y	Y-10%	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AXA Franklin Income Core	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/AXA Franklin Small Cap Value Core	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AXA Mutual Shares Core	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/AXA Rosenberg Value Long/Short Equity	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AXA Templeton Growth Core	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/BlackRock Basic Value Equity	Y	Y	Y	N	Y	Y	Y	N	Y	Y-10.0%	N	Y	Y	N	Y	Y	Y
EQ/BlackRock International Value	Y	Y	Y-10.0%	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Bond Index	Y	Y	Y	N	Y	Y	Y	N	Y	N	Y	N	Y	N	Y	Y	Y
EQ/Boston Advisors Equity Income	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Calvert Socially Responsible	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Capital Guardian Growth	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Capital Guardian Research	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Caywood-Scholl High-Yield Bond	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Core Bond Index	Y	Y	Y-30.0%	N	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Davis New York Venture	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Equity 500 Index	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/Evergreen Omega	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Focus PLUS	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/GAMCO Mergers and Acquisitions	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/GAMCO Small Company Value	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Global Bond PLUS	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Global Multi-Sector Equity	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Government Securities	Y	Y	Y	N	N	Y	Y	Y	Y	N	Y	N	Y	Y	N	N	N
EQ/Intermediate Government Bond Index	Y	Y	Y	N	N	Y	Y	Y	Y	N	Y	N	Y	Y	Y	Y	Y

Portfolio	Asset- backed Securities	Bonds	Borrowings (emergencies, redemptions)	Borrowings (leveraging purposes)	Convertible Securities	Credit & Liquidity Enhancements	Floaters(A)	Inverse Floaters(A)	Brady Bonds(B)	Depositary Receipts(B)	Dollar Rolls	Equity Securities	Eurodollar & Yankee Dollar Obligations	Event- Linked Bonds	Foreign Currency Spot Trans.	Foreign Currency Forward Trans.	Foreign Currency Futures Trans.(A)
EQ/International Core PLUS	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/International ETF	Y	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/International Growth	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/JPMorgan Value Opportunities	Y	Y	Y-10.0%	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Large Cap Core PLUS	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Large Cap Growth Index	Y	Y	Y-5.0%	N	Y-20.0%	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Large Cap Growth PLUS	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Large Cap Value Index	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Large Cap Value PLUS	Y	Y	Y-10.0%	Y-33.3%	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Long Term Bond	Y	Y	Y	N	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y
EQ/Lord Abbett Growth & Income	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Lord Abbett Large Cap Core	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Lord Abbett Mid Cap Value	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Mid Cap Index	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Mid Cap Value PLUS	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Money Market	Y	Y	Y	N	N	Y	Y	N	Y	N	N	N	Y	N	Y	Y	Y
EQ/Montag & Caldwell Growth	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Oppenheimer Global	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Oppenheimer Main Street Opportunity	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Oppenheimer Main Street Small Cap	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Quality Bond PLUS	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Short Duration Bond	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Small Company Index	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/T. Rowe Price Growth Stock	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/UBS Growth and Income	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/PIMCO Ultra Short Bond	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	Y
EQ/Van Kampen Comstock	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Van Kampen Mid Cap Growth	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Van Kampen Real Estate	N	Y	Y	N	Y	Y	Y	N	N	Y	N	Y	N	N	Y	Y	Y

(A)	Considered a derivative security; not intended to include short-term floating rate securities that reset to par.
(B)	Considered a foreign security.
(C)	Written options must be “covered.”
(D)	Certain mortgages are considered derivatives.
(E)	May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY (Continued)

Portfolio	Foreign Options (OTC)	Foreign Currency		Emerging Markets Securities	Forward Commitments when-Issued and Delayed Delivery Securities	Hybrid Instruments(A)	Illiquid Securities	Investment Company Securities	Exchange- Traded Funds (ETFs)	Investment Grade Securities	Below Inv. Grade Fixed Income	Loan Participations and Assignments	Mortgage Backed or Related(D)	Direct Mortgages	Municipal Securities	Security Futures Trans.(A)	Security Options Trans.(C)
		(Written, call options)	Foreign Securities
EQ/AllianceBernstein Common Stock	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y
EQ/AllianceBernstein International	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/AllianceBernstein Small Cap Growth	Y	Y	Y-20%	Y	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/Ariel Appreciation II	Y	Y	Y	Y	Y	Y	Y-10%	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AXA Franklin Income Core	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/AXA Franklin Small Cap Value Core	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/AXA Mutual Shares Core	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y
EQ/AXA Rosenberg Value Long/Short Equity	Y	N	Y	Y	N	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/AXA Templeton Growth Core	Y	Y	Y	Y	N	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/BlackRock Basic Value Equity	N	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/BlackRock International Value	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Bond Index	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Boston Advisors Equity Income	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Calvert Socially Responsible	Y	Y	Y-25%	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	Y	Y	Y
EQ/Capital Guardian Growth	N	N	Y	Y	Y	Y	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Capital Guardian Research	N	N	Y-15%	Y	Y	Y-10%	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Caywood-Scholl High Yield Bond	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y
EQ/Core Bond Index	Y	Y	Y-25%	Y	Y	N	Y-15%	Y	Y	Y	N	Y	Y	Y	Y	Y	Y
EQ/Davis New York Venture Portfolio	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Equity 500 Index	N	N	Y	Y	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/Evergreen Omega	Y	Y	Y-25%	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Focus PLUS	Y	Y	Y-25%	Y	Y	Y	Y-15%	Y	Y	Y	Y-5%	N	Y	N	N	Y	Y
EQ/GAMCO Mergers and Acquisitions	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y

Portfolio	Foreign Options (OTC)	Foreign Currency		Emerging Markets Securities	Forward Commitments when-Issued and Delayed Delivery Securities	Hybrid Instruments(A)	Illiquid Securities	Investment Company Securities	Exchange- Traded Funds (ETFs)	Investment Grade Securities	Below Inv. Grade Fixed Income	Loan Participations and Assignments	Mortgage Backed or Related(D)	Direct Mortgages	Municipal Securities	Security Futures Trans.(A)	Security Options Trans.(C)
		(Written, call options)	Foreign Securities
EQ/GAMCO Small Company Value	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Global Bond PLUS	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Global Multi-Sector Equity	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Government Securities	N	N	Y	N	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	Y	Y	Y
EQ/Intermediate Government Bond Index	N	N	Y	N	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/International Core PLUS	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/International ETF	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/International Growth	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/JPMorgan Value Opportunities	Y	Y	Y-20%	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Large Cap Core PLUS	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Large Cap Growth Index	Y	Y	Y-20%	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Large Cap Growth PLUS	Y	Y	Y-25%	Y	Y	Y	Y-15%	Y	Y	Y	Y-5%	N	Y	N	N	Y	Y
EQ/Large Cap Value Index	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Large Cap Value PLUS	Y	Y	Y	Y	Y	N	Y-10%	Y	Y	Y	N	Y	Y	N	N	N	Y
EQ/Long Term Bond	N	N	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Lord Abbett Growth & Income	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Lord Abbett Large Cap Core	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Lord Abbett Mid Cap Value	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Mid Cap Index	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Mid Cap Value PLUS	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y
EQ/Money Market	N	N	Y	Y	Y	N	Y-10%	Y	N	Y	N	Y	Y	N	N	N	N
EQ/Montag & Caldwell Growth	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Oppenheimer Global	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y
EQ/Oppenheimer Main Street Opportunity	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Oppenheimer Main Street Small Cap	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/PIMCO Ultra Short Bond	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Quality Bond PLUS	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
EQ/Short Duration Bond	N	N	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	Y	Y	Y
EQ/Small Company Index	N	N	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/T. Rowe Price Growth Stock	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY (Continued)

Portfolio	Foreign Options (OTC)	Foreign Currency		Emerging Markets Securities	Forward Commitments when-Issued and Delayed Delivery Securities	Hybrid Instruments(A)	Illiquid Securities	Investment Company Securities	Exchange- Traded Funds (ETFs)	Investment Grade Securities	Below Inv. Grade Fixed Income	Loan Participations and Assignments	Mortgage Backed or Related(D)	Direct Mortgages	Municipal Securities	Security Futures Trans.(A)	Security Options Trans.(C)
		(Written, call options)	Foreign Securities
EQ/UBS Growth and Income	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Van Kampen Comstock	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Van Kampen Mid Cap Growth	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Van Kampen Real Estate

(A)	Considered a derivative security; not intended to include short-term floating rate securities that reset to par.
(B)	Considered a foreign security.
(C)	Written options must be “covered.”
(D)	Certain mortgages are considered derivatives.
(E)	May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets)

Portfolio	Passive Foreign Inv. Comp.	Payment In-Kind Bonds	Preferred Stocks	Real Estate Investment Trusts	Repurchase Agreements	Reverse Repurchase Agreements	Securities Lending	Short Sales Against- the-box	Small Company Securities	Structured Notes(A)	Swap Trans.(A)	U.S. Gov’t Securities	Warrants	Zero Coupon Bonds
EQ/AllianceBernstein Common Stock	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/AllianceBernstein International	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/AllianceBernstein Small Cap Growth	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Ariel Appreciation II	Y	N	Y	Y	Y	Y	Y-33.3%	N	Y	N	N	Y	Y	Y
EQ/AXA Franklin Income Core	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AXA Franklin Small Cap Value Core	Y	N	Y	Y	Y	N	Y	Y	Y	Y	N	Y	Y	Y
EQ/AXA Mutual Shares Core	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/AXA Rosenberg Value Long/Short Equity	Y	N	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	Y
EQ/AXA Templeton Growth Core	Y	Y	Y	Y	Y	N	Y	N	Y	N	Y	Y	Y	Y
EQ/BlackRock Basic Value Equity	Y	N	Y	Y	Y	N	Y-20.0%	Y	Y	N	N	Y	Y	Y
EQ/BlackRock International Value	Y	N	Y	Y	Y	N	Y-25.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Bond Index Portfolio	N	Y	N	Y	Y	N	Y	N	N	N	N	Y	N	Y
EQ/Boston Advisors Equity Income	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
EQ/Calvert Socially Responsible	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/Capital Guardian Growth	Y	N	Y	Y	Y	N	Y-25%	N	Y	N	N	Y	Y	Y
EQ/Capital Guardian Research	Y	N	Y	Y	Y	N	Y-33.3%	N	Y	N	N	Y	Y	Y
EQ/Caywood-Scholl High Yield Bond	Y	Y	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y
EQ/Core Bond Index	Y	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/Davis New York Venture	Y	N	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	Y
EQ/Equity 500 Index	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Evergreen Omega	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	N	N	Y	Y	Y
EQ/Focus PLUS	Y	Y-5%	Y	Y	Y	Y	Y-25.0%	Y	Y	Y	Y	Y	Y	Y-5%
EQ/GAMCO Mergers and Acquisitions	Y	N	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
EQ/GAMCO Small Company Value	Y	N	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
EQ/Global Bond PLUS	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	Y
EQ/Global Multi-Sector Equity	Y	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/Government Securities	Y	Y	N	N	Y	Y	Y	N	N	N	Y	Y	N	Y
EQ/Intermediate Government Bond Index	Y	Y	N	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y
EQ/International Core PLUS	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/International ETF	Y	N	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	Y
EQ/International Growth	Y	N	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y
EQ/JPMorgan Value Opportunities	Y	Y	Y	Y	Y	N	Y-25%	Y	Y	Y	Y	Y	Y	Y
EQ/Large Cap Core PLUS	Y	N	Y	Y	Y	Y	Y-25.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Large Cap Growth Index	Y	N	Y	Y	Y	N	Y-25%	Y	Y	N	N	Y	Y	Y
EQ/Large Cap Growth PLUS	Y	Y-5%	Y	Y	Y	Y	Y-30.0%	Y	Y	Y	Y	Y	Y	Y

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY (Concluded)

Portfolio	Passive Foreign Inv. Comp.	Payment In-Kind Bonds	Preferred Stocks	Real Estate Investment Trusts	Repurchase Agreements	Reverse Repurchase Agreements	Securities Lending	Short Sales Against- the-box	Small Company Securities	Structured Notes(A)	Swap Trans.(A)	U.S. Gov’t Securities	Warrants	Zero Coupon Bonds
EQ/Large Cap Value Index	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
EQ/Large Cap Value PLUS	Y	N	Y	Y	Y	Y	Y-10.0%	Y	N	N	N	Y	Y	Y
EQ/Long Term Bond	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Lord Abbett Growth & Income	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	N	N	Y	Y	Y
EQ/Lord Abbett Large Cap Core	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	N	N	Y	Y	Y
EQ/Lord Abbett Mid Cap Value	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	N	N	Y	Y	Y
EQ/Mid Cap Index	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	N	Y	Y	Y
EQ/Mid Cap Value PLUS	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/Money Market	N	N	N	N	Y	Y	Y	N	N	Y	N	Y	N	Y
EQ/Montag & Caldwell Growth	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	Y	Y	Y	Y
EQ/Oppenheimer Global	Y	N	Y	Y	Y	Y	Y	N	Y	N	Y	Y	Y	Y
EQ/Oppenheimer Main Street Opportunity	Y	N	Y	Y	Y	Y	Y	N	Y	N	Y	Y	Y	Y
EQ/Oppenheimer Main Street Small Cap	Y	N	Y	Y	Y	Y	Y	N	Y	N	Y	Y	Y	Y
EQ/PIMCO Ultra Short Bond	Y	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/Quality Bond PLUS	Y	Y	Y	Y	Y	Y	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Short Duration Bond	Y	Y	Y	Y	Y	Y	Y-33.3%	N	Y	Y	Y	Y	Y	Y
EQ/Small Company Index	Y	N	Y	Y	Y	Y	Y-30.0%	Y	Y	Y	N	Y	Y	Y
EQ/T. Rowe Price Growth Stock	Y	Y	Y	Y	Y	N	Y-33.3%	Y	Y	N	Y	Y	Y	Y
EQ/UBS Growth and Income	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	Y	Y	Y	Y
EQ/Van Kampen Comstock	Y	N	Y	Y	Y	Y	Y	N	Y	N	N	Y	Y	Y
EQ/Van Kampen Mid Cap Growth	Y	N	Y	Y	Y	N	Y-33.3%	N	Y	N	N	Y	Y	Y
EQ/Van Kampen Real Estate	Y	Y	Y	Y	Y	N	Y	N	Y	Y	Y	Y	Y	Y
EQ/Wells Fargo Montgomery Small Cap	Y	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y

(A)	Considered a derivative security; not intended to include short-term floating rate securities that reset to par.
(B)	Considered a foreign security.
(C)	Written options must be “covered.”
(D)	Certain mortgages are considered derivatives.
(E)	May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

APPENDIX B

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1, Prime-1 and F1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor’s. Commercial paper rated A-1 by Standard & Poor’s has the following characteristics:

•	liquidity ratios are adequate to meet cash requirements;

•	long-term senior debt is rated “A” or better;

•	the issuer has access to at least two additional channels of borrowing;

•	basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

•	typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and

•	the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by Standard & Poor’s to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following:

•	evaluation of the management of the issuer;

•	economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

•	evaluation of the issuer’s products in relation to competition and customer acceptance;

•	liquidity;

•	amount and quality of long-term debt;

•	trend of earnings over a period of ten years;

•	financial strength of parent company and the relationships which exist with the issuer; and

•	recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

F1 is the highest credit quality assigned by Fitch’s short-term debt ratings. Among the factors considered by Fitch’s in assigning ratings are:

•	timely payment of financial commitments; and

•	credit risk relative to other issues or issuers.

Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated F1, F2 or F3.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be “investment grade” if they are in one of the top four ratings.

Standard & Poor’s ratings are as follows:

•	Bonds rated AAA have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

•

Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

•

Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

•

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

•

Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

•	The rating C1 is reserved for income bonds on which no interest is being paid.

•	Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s ratings are as follows:

•

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than the Aaa securities.

•

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

•

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

•	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

•	Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

•	Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier “1” indicates that a security ranks in the higher end of its rating category; the modifier “2” indicates a mid-range ranking and the modifier “3” indicates that the issue ranks in the lower end of its rating category.

Fitch ratings are as follows:

•	AAA - The highest rating assigned. This rating is assigned to the “best” credit risk relative to other issues or issuers.

•	AA - A very strong credit risk relative to other issues or issuers. The credit risk inherent in these financial commitments differs only slightly from the highest rated issuers or issues.

•

A - A strong credit risk relative to other issues or issuers. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

•

BBB - An adequate credit risk relative to other issues or issuers. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

•

BB - A fairly weak credit risk relative to other issues or issuers. Payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

•

B - Denotes a significantly weak credit risk relative to other issues or issuers. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

•

CCC, CC, C - These categories denote an extremely weak credit risk relative to other issues or issuers. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

•	DDD, DD, D - These categories are assigned to entities or financial commitments which are currently in default.

PLUS (+) or MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

APPENDIX C

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

AllianceBernstein L.P. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Small Company Index
Judith DeVivo
EQ/AllianceBernstein Common Stock
Judith DeVivo
EQ/AllianceBernstein International
Seth Masters
EQ/Large Cap Growth Index
Judith DeVivo
EQ/Equity 500 Index
Judith DeVivo
EQ/AllianceBernstein Small Cap Growth
Bruce Aronow
Samantha Lau
Kumar Kirpalani
Wen-Tse Tseng
Joshua Lisser

Description of Any Material Conflicts

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading.    AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients.    AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in the level of assets under management.

Allocating Investment Opportunities.    AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Compensation for the fiscal year completed December 31, 2008

AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)	Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year to year, and hence, is not particularly sensitive to performance.

(ii)	Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii)

Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”):    AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance’s publicly traded equity securities.[1]

(iv)	Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Ownership of Securities of the Funds as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Small Company Index
Judith DeVivo	X
EQ/AllianceBernstein Common Stock
Judith DeVivo	X

[1]	Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein’s Master Limited Partnership Units.

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/AllianceBernstein International
Seth Masters	X
EQ/Large Cap Growth Index
Judith DeVivo	X
EQ/Equity 500 Index
Judith DeVivo	X
EQ/AllianceBernstein Small Cap Growth
Bruce Aronow	X
Samantha Lau	X
Kumar Kirpalani	X
Wen-Tse Tseng	X
Joshua Lisser

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Ariel Appreciation II (“Fund”) Ariel Investments (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John W. Rogers, Jr.	6	$2.3 Billion	0	N/A	114	$1.8 Billion	0	N/A	0	N/A	1	$267 Million
Matthew F. Sauer	1	$919 Million	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Description of Any Material Conflicts

Accounts managed within the same strategy are managed using similar investment weightings. This does not mean, however, that all accounts in a given strategy will hold the same stocks. Potential conflicts of interest may arise, for example, between those accounts that have performance-based fees and those accounts that do not have such fees. Investment decisions are allocated across all accounts in a strategy in order to limit the conflicts involved in managing multiple accounts. Differences in investments are a result of individual client account investment restrictions or the timing of additions and withdrawals of amounts subject to account management.

Compensation as of December 31, 2008

Mr. Rogers’ compensation is determined by the Advisor’s Board of Directors and is composed of (1) Base Salary. Base salary is a fixed amount determined at the beginning of each compensation year and is calculated based upon market factors for CEOs of comparable advisory firms; (2) Discretionary Bonus Pool. The quarterly discretionary bonus is related to the profitability of the Adviser and consists of cash and mutual fund shares purchased by the Adviser in the Funds managed by Mr. Rogers; (3) Annual Incentive Award. An annual incentive award is based upon goals set by the Adviser’s Board of Directors that are tied to the performance of both Ariel Fund and Ariel Appreciation Fund against relevant indices over a market cycle, the performance of the Adviser (profitability standards (EBITDA margin)), adherence to investment strategy and Mr. Rogers’ execution of various annual firm goals, such as allocating firm resources to enhance the Funds’ success and meeting budgetary goals; (4) Stock Grant. Stock grants are based upon Mr. Rogers’ contribution to the Adviser and his perceived value in the market place; and (5) Profit Sharing Plan. A contribution to Mr. Rogers’ portion of the Adviser’s profit sharing plan is based upon criteria used for all employees of the Adviser. There is no set formula for any of the above components of Mr. Rogers’ compensation; rather, all compensation is based upon factors determined by the Adviser’s Board of Directors at the beginning of each year.

The Adviser’s compensation methodology for the other portfolio managers consists of (1) Base Salary. Base salary is a fixed amount determined at the beginning of each compensation year. Base salaries vary within the Adviser based on position responsibilities, years of service and contribution to long-term performance of the Funds; (2) Discretionary Bonus Pool. Bonuses are determined through an annual performance evaluation process based on qualitative and quantitative factors. In 2008, quantitative factors for the Adviser’s portfolio managers will include the performance of the respective Fund(s) managed by the portfolio manager relative to the appropriate benchmarks and peer groups over a number of periods. The Adviser’s portfolio managers who also serve as industry analysts are measured on the performance of companies covered by that analyst, both those that are purchased for a Fund and those that are not. The discretionary bonus will consist of cash and mutual fund shares purchased by the Adviser in the Fund(s) managed by the portfolio manager. In addition, all members of the Adviser’s research department who serve as industry analysts are evaluated on five qualitative factors: technical skills, productivity, communication skills, industry knowledge and consistent exhibition of the Adviser’s firm values; and (3) Annual Stock Grant. Portfolio managers may be awarded discretionary grants of stock in the Adviser, based on position responsibilities, years of service and contribution to long-term performance of the Funds.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
John W. Rogers Jr.	X
Matthew F. Sauer	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

AXA Funds Management Group Unit (“Manager”)
Names of Portfolio Managers	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Other Accounts Managed with Respect to Which the Advisory Fee is Based on the Performance of the Account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Asset Allocation (“Fund”)
Kenneth T. Kozlowski
Crossings Conservative Allocation (“Fund”)
Kenneth T. Kozlowski			$0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
Crossings Conservative-Plus Allocation (“Fund”)
Kenneth T. Kozlowski			$0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
Crossings Moderate Allocation (“Fund”)
Kenneth T. Kozlowski			$0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
Crossings Moderate-Plus Allocation (“Fund”)
Kenneth T. Kozlowski			$0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
Crossings Aggressive Allocation (“Fund”)
Kenneth T. Kozlowski			$0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
EQ/International ETF (“Fund”)
Kenneth T. Kozlowski
EQ/Franklin Templeton Founding Strategy (“Fund”)
Kenneth T. Kozlowski

Description of any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including All Asset Allocation Portfolio, EQ/International ETF Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Manager has a greater financial incentive, such as a performance fee account. The Manager has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

All Asset Allocation Portfolio and most other registered investment companies for which Mr. Kozlowski serves as the portfolio manager are each structured as a “fund of funds,” which invest in other registered investment companies for which AXA Equitable serves as the investment manager. None of these portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these funds, subject to the potential conflicts of interest that may arise in connection with his management of the Portfolio, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of December 31, 2008

Because Mr. Kozlowski serves as officer and employee of AXA Equitable and his respective roles are not limited to serving as the portfolio manager of the Fund and other accounts managed by him, his compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
All Asset Allocation
Kenneth T. Kozlowski	X
Crossings Conservative Allocation
Kenneth T. Kozlowski	X
Crossings Conservative-Plus Allocation
Kenneth T. Kozlowski	X
Crossings Moderate Allocation
Kenneth T. Kozlowski	X
Crossings Moderate-Plus Allocation
Kenneth T. Kozlowski	X
Crossings Aggressive Allocation
Kenneth T. Kozlowski	X
EQ/International ETF
Kenneth T. Kozlowski	X
EQ/Franklin Templeton Founding Strategy
Kenneth T. Kozlowski	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/AXA Rosenberg Value Long/Short Equity (“Fund”) AXA Rosenberg Investment Management LLC (“Adviser”)
Portfolio manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William E. Ricks	22	$4.6 Billion	23	$2.6 Billion	161	$16.6 Billion	9	$2.1 Billion	1	$15 Million	31	$3.9 Billion

Description of Any Material Conflicts

AXA Rosenberg recognizes that conflicts of interest are inherent in its business and accordingly has developed policies, procedures and disclosures that it believes are reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including funds, and allocating investment opportunities. Employees are subject to the above-mentioned policies and oversight to help ensure that all of its clients are treated fairly.

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities for more than one account (including the Funds), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager, the adviser or the subadviser has a greater financial incentive, such as a performance fee account. AXA Rosenberg believes it has adopted policies and procedures that are reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

Dr. Ricks’ management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives to the Funds, or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds. AXA Rosenberg believes that its quantitative investment process and pro rata allocation of investment opportunities diminish the possibility of any conflict of interest resulting in unfair or inequitable allocation of investment opportunities among accounts. Additionally, AXA Rosenberg believes that it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.

Compensation for the fiscal year ended December 31, 2008

AXA Rosenberg compensates Dr. Ricks for his management of the Funds. His compensation consists of base salary, bonus, and deferred compensation. All compensation components are fixed and are not based on the performance of the funds.

AXA Rosenberg’s investment professionals’ total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including AXA Rosenberg’s overall profitability. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Among the factors included in this annual assessment are: (i) contribution to business results and overall business strategy; (ii) success of marketing/business development efforts and client servicing; and (iii) the relative investment performance of portfolios

(although there are no specific benchmarks or periods of time used in measuring performance). Furthermore, an investment professional’s seniority/length of service with the firm and management and supervisory responsibilities are relevant to compensation decisions.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
William E. Ricks	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

BlackRock Financial Management, Inc. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of December 31, 2008.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Government Securities (“Fund”)
Scott Amero
Matthew Marra
Andrew J. Phillips
EQ/Long Term Bond (“Fund”)
Stuart Spodek
Matthew Marra
Andrew J. Phillips
EQ/Short Duration Bond (“Fund”)
Scott Amero
Curtis Arledge
Thomas Musmanno
Stuart Spodek

Description of any material conflicts

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the Funds. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Funds by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are director or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possess material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Funds. In this connection, it should be noted that Messrs. Amero, Marra, Phillips, Spodek, Arledge and Musmanno currently manage certain accounts that are subject to performance fees. In addition, Messrs. Amero and Spodek assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation for the fiscal year completed December 31, 2008

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, such as its Long-Term Retention, Incentive Plan, and, in the case of certain portfolio managers, its Restricted Stock Program.

Base compensation.    Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation.    Discretionary incentive compensation is a function of several components: the performance of BlackRock, the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Funds, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which to compare the performance of Funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Funds include the following:

Portfolio Manager	Portfolios Managed	Applicable Benchmarks
Scott Amero	EQ/Government Securities Portfolio EQ/Short Duration Bond Portfolio	A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Barclays Capital U.S. Intermediate Government Index, Barclays Capital U.S. Intermediate Gov/Credit Index, Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Intermediate Aggregate Index, Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index and others), certain customized indices and certain fund industry peer groups.

Portfolio Manager	Portfolios Managed	Applicable Benchmarks
Curtis Arledge	EQ/Short Duration Bond Portfolio	A combination of market-based indices (e.g. Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index), certain customized indices and certain fund industry peer groups.
Thomas Musmanno, CFA	EQ/Short Duration Bond Portfolio	A combination of market-based indices (e.g. Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index), certain customized indices and certain fund industry peer groups.
Matthew Marra	EQ/Government Securities Portfolio EQ/Long Term Bond Portfolio	A combination of market-based indices (e.g., Barclays Capital U.S. Intermediate Government Index, Barclays Capital U.S. Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Index), certain customized indices and certain fund industry peer groups.
Andrew J. Phillips	EQ/Government Securities Portfolio EQ/Long Term Bond Portfolio	A combination of market-based indices (e.g., Custom 50% Barclays Capital U.S. Mortgage /50% Merrill Lynch 10-Year Treasury Index, Lehman GNMA MBS Index, Barclays Capital U.S. Intermediate Government Index, Barclays Capital U.S. Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Index), certain customized indices and certain fund industry peer groups.
Stuart Spodek	EQ/Short Duration Bond Portfolio EQ/Long Term Bond Portfolio	A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Barclays Capital U.S. Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock Inc.’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Amero, Marra, Phillips and Spodek have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Amero, Marra, Phillips, Spodek and Musmanno have each participated in the deferred compensation program.

Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Messrs. Amero, Marra, Phillips and Spodek have each been granted stock options and/or restricted stock in prior years.

Other compensation benefits.    In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities of the Portfolio as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
EQ/Government Securities
Scott Amero
Matthew Marra
Andrew J. Phillips
EQ/Long Term Bond
Stuart Spodek	X
Matthew Marra	X
Andrew J. Phillips	X
EQ/Short Duration Bond
Scott Amero	X
Curtis Arlegdge	X
Thomas Musmanno
Stuart Spodek	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/BlackRock Basic Value Equity (“Portfolio”) BlackRock Investment Management LLC (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of December 31, 2008.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kevin Rendino
Kurt Schansinger
Carrie King

Description of any material conflicts

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock and its affiliates has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possess material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In this regard, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation for the fiscal year completed December 31, 2008

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation.    Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the EQ/BlackRock Basic Value Equity Portfolio include the Russell 1000 Value Index.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Rendino, Schansinger and Ms. King have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Rendino, Schansinger and Ms. King have each participated in the deferred compensation program.

Other compensation benefits.    In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities of the Portfolio as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
EQ/BlackRock Basic Value Equity
Kevin Rendino	X
Kurt Schansinger	X
Carrie King	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/BlackRock International Value (“Portfolio”) BlackRock Investment Management International Limited (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of December 31, 2008.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James A. MacMillan
Robert Weatherston

Description of any material conflicts

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are director or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possess material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In this regard, it should be noted that Mr. Macmillan currently manages certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation for the fiscal year completed December 31, 2008

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation.    Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the EQ/BlackRock International Value Portfolio include the MSCI EAFE Index.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Macmillan and Weatherston have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Macmillan and Weatherston have each participated in the deferred compensation program.

Other compensation benefits.    In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a Group Personal Pension Plan (GPPP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the GPPP is between 6% to 15% (dependent on service related entitlement) of eligible pay capped at £150,000 per annum. The GPPP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a passive balanced managed fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities of the Portfolio as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
EQ/BlackRock International Value
James A. Macmillan	X
Robert Weatherston	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

Boston Advisors LLC (“Adviser”) EQ/Boston Advisers Equity Income
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael J. Vogelzang	0	N/A	3	$114 Million	78	$132 Million	0	N/A	1	$7 Million	0	N/A
Douglas Riley	0	N/A	3	$114 Million	7	$34 Million	0	N/A	1	$7 Million	0	N/A
Lisa Sebesta	0	N/A	3	$114 Million	8	$49 Million	0	N/A	1	$7 Million	0	N/A

Description of Any Material Conflicts

While the Adviser does not perceive any actual conflicts of interest that are material to the Fund, potential conflicts of interest may exist as a result of the Adviser’s management of multiple accounts, allocating investments among such accounts, personal trading activities of the members of the portfolio management team and permissible use of soft dollars.

The Adviser manages multiple separately managed accounts for institutional and individual clients and a hedge fund (“Accounts”), each of which may have distinct investment objectives and strategies, some similar to the Fund and others different. At times the Adviser may determine that an investment opportunity may be appropriate for only some Accounts or may decide that certain of the Accounts should take differing positions with respect to a particular security. In these cases, the Adviser may place separate transactions for one or more separate Accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one Account over another, including the Fund. The Adviser may receive a performance based fee or greater advisory fee for managing an Account than received for advising the Fund which may create an incentive to allocate more favorable transactions to such Accounts. The Adviser may, from time to time, recommend an Account purchase shares of the Fund. The Adviser or Adviser’s affiliates may buy or sell for itself, or other Accounts, investments that it recommends on behalf of the Fund. Consistent with its duty to seek best execution, the Adviser selects the broker with whom to execute transactions on behalf of the Fund. The Adviser utilizes soft dollars whereby it may purchase research and services using commission dollars generated by the Fund. Often, the research and services purchased using the Fund’s commissions benefit other Accounts of the Adviser. Soft dollars may create an actual or perceived conflict of interest whereas the Adviser may have an incentive to initiate more transactions to generate soft dollar credits or may select only those brokers willing to offer soft dollar credits when placing transactions for the Fund.

The Adviser has adopted a trade aggregation policy which requires that all clients be treated equitably and compliance policies and procedures. The trade aggregation policy and compliance policies and procedures are designed to detect the types of conflicts of interest described above. However, there is no guarantee that such procedures will always detect or prevent every situation in which an actual or perceived conflict of interest may arise.

Compensation for the fiscal year completed December 31, 2008

All of Boston Advisors, LLC institutional portfolio managers, with the exception of Michael J. Vogelzang, are compensated with a base salary based on market rate, a bonus and equity participation. Bonus is based on a percent of salary subject to achievement of internally established goals and relative performance of composite products managed by the institutional portfolio manager as measured against industry peer group rankings established by Evestment Alliance. Performance is account weighted, time weighted and evaluated on a pre-tax, annual basis. Discretionary bonuses may also be given. The method used to determine the portfolio manager’s compensation does not differ with respect to distinct institutional products managed by institutional portfolio managers. Regarding the compensation of Michael J. Vogelzang, as President of the Adviser and largest shareholder, his compensation is set by the Board of Directors and is influenced by firm profitability, achieving general investment performance objectives and reaching certain business targets.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Michael J. Vogelzang	X
Douglas Riley	X
Lisa Sebesta	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Calvert Socially Responsible (“Fund”) Bridgeway Capital Management, Inc. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John N.R. Montgomery

Description of Any Material Conflicts

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Set forth below is a description of material conflicts of interest that may arise in connection with a portfolio manager who manages multiple funds and/or other accounts:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting varying periods of time and attention to the management of each fund and/or other account. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The Adviser believes this problem may be significantly mitigated by its use of quantitative models, which drive stock picking decisions of its actively managed funds.

•

If a portfolio manager identifies an investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. Accordingly, the Adviser has developed guidelines to address the priority order in allocating investment opportunities.

•

At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds or other accounts for which he exercises investment responsibility, or may decide that certain of the funds or other accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or other accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other funds or accounts.

•

With respect to securities transactions for the EQ/Calvert Socially Responsible Portfolio Fund (the “Fund”), the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. The Adviser may place separate, non-simultaneous, transactions for the Fund and another mutual fund or account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other mutual fund or account. The Adviser seeks to mitigate this problem through a random rotation of order in the allocation of executed trades.

•

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers. In these cases, the

Adviser or its affiliates may place separate, non-simultaneous, transactions for the Fund and another mutual fund or account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other mutual fund or account.

•

The appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance based management fee or other differing fee structure, which relates to the management of one fund or other account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Adviser has adopted certain compliance policies and procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Compensation for the fiscal year completed December 31, 2008

The objective of Bridgeway Capital Management, Inc.’s (the “Adviser”) compensation program is to provide pay and long-term compensation for its employees (who are all referred to as “partners”) that is competitive with the mutual fund/investment advisory market relative to the Adviser’s size and geographical location. The Adviser evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.

The members of the Adviser’s investment management team, including John Montgomery, participate in a compensation program that includes base salary, bonus and long-term incentives. Each member’s base salary is a function of industry salary rates and individual performance as measured against yearly goals. These goals typically include measures for integrity, communications (internal and external), team work, leadership and investment performance of their respective funds. The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of the Adviser relative to peer companies. The Adviser’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed mutual funds have performance based fees relative to stock market benchmarks, c) operating costs of the Adviser and d) because the Adviser is an S-corporation, the amount of distributions to be made by the Adviser to its shareholders at least sufficient to satisfy the payment of taxes due on the Adviser’s income that is taxed to its shareholders under Subchapter S of the Internal Revenue Code.

Performance of the EQ/Calvert Socially Responsible Portfolio (the “Fund”) impacts overall compensation. Generally assets under management increase with positive long-term performance. An increase in assets increases total management fees and likely increases the Adviser’s profitability (although certain mutual funds do not demonstrate economies of scale and other funds have management fees which reflect economies of scale to shareholders).

Finally, all investment management team members participate in long-term incentive programs including a 401(k) Plan and ownership programs in the Adviser. With the exception of John Montgomery, investment team members (as well as all of the Adviser’s partners) participate in an Employee Stock Ownership Program or Phantom Stock Program of the Adviser or both. The value of this ownership is a function of the profitability and growth of the Adviser. The Adviser is an “S” Corporation with John Montgomery as the majority owner. Therefore, Mr. Montgomery does not participate in the ESOP, but the value of his ownership stake is impacted by the profitability and growth of the Adviser. However, by policy of the Adviser, John Montgomery may only receive distributions from the Sub-Adviser in an amount equal to the taxes incurred from his corporate ownership due to the “S” corporation structure.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
John N.R. Montgomery	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Caywood-Scholl High Yield Bond (“Fund”) Caywood-Scholl Capital Management (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Team Managed Eric Scholl	1	$196 Million	1	$93 Million	20	$718 Million	0	N/A	0	N/A	0	N/A
Thomas Saake	1	$196 Million	1	$93 Million	20	$718 Million	0	N/A	0	N/A	0	N/A

Description of Any Material Conflicts

The Adviser’s portfolio managers face inherent conflicts of interest in their day-to-day management because they manage multiple accounts. For instance, to the extent that the Adviser’s Portfolio Managers manage accounts with different investment strategies, guidelines, and restrictions, they may from time to time be inclined to purchase securities for one account but not for another account. Additionally, some of the Adviser’s accounts managed by the Adviser’s Portfolio Managers have different fee structures which have the potential to be higher or lower, and in some cases significantly higher or lower, than the fees paid by the Portfolio. The differences in fee structures may provide an incentive to the the Adviser’s Portfolio Managers to allocate more favorable trades to the higher paying accounts. The effects of these inherent conflicts of interest are minimized by the fact that the Adviser has adopted and implemented policies and procedures for trade allocation that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably.

Compensation for the fiscal year completed December 31, 2008

The salary is fixed annually for each portfolio manager, the bonus is tied to overall profitability of the firm at a fixed percent, and the profit sharing contribution is up to 15% of salary and bonus limited to IRS guidelines. All accounts are managed on a team basis by the Portfolio management team and overall compensation applies with respect to all accounts. The benchmarks used for evaluating manager performance in reference to the Portfolio are the Merrill Lynch High Yield Master (Cash Pay) Index, Barclays Capital U.S. High Yield Index, and the Citigroup High Yield Index. The peer group used for evaluating manager performance in reference to the Portfolio is: Atlantic Asset Management, Columbia Management Group, Inc., Fort Washington Investment Advisors, Inc., Oaktree Capital Management, LLC, Pacific Investment Management Company LLC (PIMCO), Post Advisory Group LLC, Seix Advisors, Shenkman Capital Management, Inc., T. Rowe Price, and TCW Group. Account performance is evaluated over 1, 3, 5, 7, and 10 year periods. Performance is evaluated on a pre-tax basis and is account weighted.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Eric Scholl	X
Thomas Saake	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Capital Guardian Growth (“Fund”) Capital Guardian Trust Company (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]		Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David I. Fisher	9	$9.7 Billion	22	$16.6 Billion	165	$35.2 Billion	1	$57 Million	0	N/A	6	$1.1 Billion
Alan J. Wilson	11	$2.1 Billion	9	$2.4 Billion	62	$11.5 Billion	0	N/A	0	N/A	1	$82 Million
James S. Kang	10	$1.9 Billion	5	$73 Million	44	$6.21 Billion	0	N/A	0	N/A	1	$82 Million
Eric H. Stern	11	$1.8 Billion	11	$4.3 Billion	120	$24.1 Billion	0	N/A	0	N/A	14	$6.5 Billion
Todd James	5	$1.19 Billion	5	$28 Million	227	$5.4 Billion	0	N/A	0	N/A	1	$15 Million
[1]	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[2]	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[3]	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[4]	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

Description of Any Material Conflicts

The Adviser has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, the Adviser believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

Compensation for the fiscal year completed December 31, 2008

The Adviser’s portfolio managers and investment analysts are paid competitive salaries. In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Analysts are also subjectively compensated for their contributions to the research process.

The benchmarks used to measure performance of the portfolio managers for the EQ/Capital Guardian Growth Portfolio include the Russell 1000 Growth Index and a customized Growth index based on the Lipper Growth Funds Index.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
David I. Fisher	X
Alan J. Wilson	X
James S. Kang	X
Eric H. Stern	X
Todd James	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Capital Guardian Research (“Fund”) Capital Guardian Trust Company (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]		Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3,4]
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Cheryl Frank	1	$69 Million	2	$12 Million	6	$2.23 Billion	0	N/A	0	N/A	0	N/A
Irfan Fumiturewala	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A
[1]	Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[2]	Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[3]	Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
[4]	Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.

Description of Any Material Conflicts

The Adviser has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, the Adviser believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

Compensation for the fiscal year completed December 31, 2008

Investment analysts are paid competitive salaries, a bonus that is directly tied to individual investment results and may participate in our profit sharing plan. Analysts also receive a subjective bonus that is based on their contribution to the research process. The relative mix of compensation represented by salary, bonuses and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. To encourage a long-term focus, the investment bonus is calculated by comparing pre-tax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average. Much greater weight is placed on the four-year and eight-year rolling averages. For investment analysts, benchmarks include both appropriate industry indices reflecting their areas of expertise and relevant market measures.

Research Portfolio Coordinators are compensated in the manner described above in their role as analyst. For the EQ/Capital Guardian Research Portfolio, the relevant benchmarks for the Research Portfolio Coordinators include the S&P 500 Index and a customized Growth and Income index based on Lipper Growth and Income Funds Index.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Cheryl Frank	X
Irfan Fumiturewala	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Davis New York Venture (“Fund”) Davis Selected Advisers, L.P. (“Adviser”)
Portfolio manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher C. Davis
Kenneth Charles Feinberg
*	Managed money/wrap accounts have been counted at the sponsor level.

Description of Any Material Conflicts

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment weightings that are used in connection with the management of the portfolios.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

With respect to securities transactions for the portfolios, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

Finally, substantial investment of the Adviser or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, the Adviser has adopted policies and procedures intended to ensure that all clients are treated fairly over time. The Adviser does not receive an incentive based fee on any account.

Compensation for the fiscal year completed December 31, 2008

Kenneth Feinberg’s compensation for services provided to the Adviser consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in the Adviser’s profits, (iii) awards of equity (“Units”) in the Adviser including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby the Adviser purchases shares in selected funds managed by the Adviser. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. The Adviser’s portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis’ compensation for services provided to the Adviser consists of a base salary. The Adviser’s portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Christopher C. Davis	X**
Kenneth Charles Feinberg	X**
**	Both Christopher C. Davis and Kenneth C. Feinberg have over $1 million invested in the Davis Funds which are managed in a similar fashion as the EQ/Davis New York Venture Portfolio.

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Evergreen Omega (“Fund”) Evergreen Investment Management Company, LLC (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Aziz Hamzaogullari, CFA

Description of Any Material Conflicts

The portfolio manager for EQ/Evergreen Omega generally faces two types of conflicts of interest: (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests. The policies of Evergreen require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one fund or other account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that a fund’s adviser or sub-adviser will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

Evergreen does not receive a performance fee for its management of the Portfolios. Evergreen does receive a performance fee for its management of Evergreen Large Cap Equity Fund. Evergreen and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolios — for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of Evergreen, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging Evergreen, or a sub-adviser). The structure of a portfolio manager’s or an investment adviser’s compensation may create an incentive for the manager or adviser to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.

The Evergreen funds may engage in cross trades, in which one Evergreen fund sells a particular security to another Evergreen fund or account (potentially saving transaction costs for both accounts). Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

In general, Evergreen has policies and procedures to address the various potential conflicts of interest described above. The adviser has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, the firm has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation for the fiscal year completed December 31, 2008

For Evergreen, portfolio managers’ compensation consists primarily of a base salary and an annual bonus. Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year. Certain portfolio managers may have bonuses predetermined at certain amounts for certain periods of time.

The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component. The bonus is typically paid in a combination of cash and equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, Evergreen’s publicly traded parent company. The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance. In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets. For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. A portfolio manager has the opportunity to maximize the investment performance component of the incentive payout by generating performance at or above the 25th percentile level.

In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

For calendar year 2008, the investment performance component of each portfolio manager’s bonus will be determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks) indicated below. The benchmarks may change for purposes of calculating bonus compensation for calendar year 2008.

Portfolio Manager	Benchmarks
Aziz Hamzaogullari	Lipper MultiCap Growth Index

Evergreen portfolio managers that manage certain privately offered pooled investment vehicles may also receive a portion of the advisory fees and/or performance fees charged by Evergreen (or an affiliate of Evergreen) to such clients. None of the portfolio managers of the Portfolios receives such compensation.

In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

•	medical, dental, vision and prescription benefits,

•	life, disability and long-term care insurance,

•	before-tax spending accounts relating to dependent care, health care, transportation and parking, and

•	various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

These benefits are broadly available to Evergreen employees. Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Aziz Hamzaogullari	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Franklin Income Core (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
Franklin Advisers, Inc.

BlackRock Investment Management, LLC

FRANKLIN ADVISERS, INC.

Description of Any Material Conflicts

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The Adviser seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the Adviser has adopted a code of ethics which it believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The Adviser and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation for the fiscal year completed December 31, 2008

The Adviser seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base Salary — Each portfolio manager is paid a base salary.

Annual Bonus — Annual bonuses are structured to align the interests of the portfolio manager with those of a Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the Adviser. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the Adviser and/or other officers of the Adviser, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

Investment Performance — Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Non-Investment Performance — The more qualitative contributions of a portfolio manager to the Adviser’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

Responsibilities — The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional Long-Term Equity-Based Compensation — Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Edward D. Perks, CFA	X
Charles B. Johnson	X

BLACKROCK INVESTMENT MANAGEMENT LLC

Description of any material conflicts

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock and its affiliates has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possess material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In this regard, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation for the fiscal year completed December 31, 2008

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources.

Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation.    Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the EQ/BlackRock Basic Value Equity Portfolio include the Russell 1000 Value Index.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Rendino, Schansinger and Ms. King have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Rendino, Schansinger and Ms. King have each participated in the deferred compensation program.

Other compensation benefits.    In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities of the Portfolio as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
X
X
X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/AXA Franklin Small Cap Value Core (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
Franklin Advisory Services

BlackRock Investment Management LLC

FRANKLIN ADVISORY SERVICES, LLC

Description of Any Material Conflicts

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The Adviser seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the Adviser has adopted a code of ethics which it believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The Adviser and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation for the fiscal year completed December 31, 2008

The Adviser seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base Salary — Each portfolio manager is paid a base salary.

Annual Bonus — Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the Adviser. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the Adviser and/or other officers of the Adviser, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

Investment Performance — Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Non-Investment Performance — The more qualitative contributions of a portfolio manager to the Adviser’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

Responsibilities — The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional Long-Term Equity-Based Compensation — Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Ownership of Securities of the Funds as of December 31, 2008

Portfolio Manager	None	$1 - $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
William J. Lippman	X
Bruce C. Baughman, CPA	X
Margaret McGee	X
Donald G. Taylor, CPA	X
Y. Dogan Sahin, CFA	X

BLACKROCK INVESTMENT MANAGEMENT LLC

Description of any material conflicts

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock and its affiliates has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possess material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In this regard, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation for the fiscal year completed December 31, 2008

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation.    Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the EQ/BlackRock Basic Value Equity Portfolio include the Russell 1000 Value Index.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Rendino, Schansinger and Ms. King have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Rendino, Schansinger and Ms. King have each participated in the deferred compensation program.

Other compensation benefits.    In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities of the Portfolio as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/AXA Mutual Shares Core (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
Franklin Mutual Advisers, LLC

BlackRock Investment Management LLC

FRANKLIN MUTUAL ADVISERS, LLC

Description of Any Material Conflicts

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The Adviser seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the Adviser has adopted a code of ethics which it believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The Adviser and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation for the fiscal year completed December 31, 2008

The Adviser seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base Salary — Each portfolio manager is paid a base salary.

Annual Bonus — Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the Adviser. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the Adviser and/or other officers of the Adviser, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

Investment Performance — Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Non-Investment Performance — The more qualitative contributions of a portfolio manager to the Adviser’s business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Funds, are evaluated in determining the amount of any bonus award.

Research — Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.

Responsibilities — The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional Long-Term Equity-Based Compensation — Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Peter Langerman, as the Chief Executive Officer of the Adviser, may participate in a separate bonus opportunity that is linked to the achievement of certain objectives, such as team development, defining the research and investment management process and maintaining cost efficiencies.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1 - $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Peter A. Langerman	X
Deborah A. Turner, CFA	X
F. David Segal, CFA	X

BLACKROCK INVESTMENT MANAGEMENT LLC

Description of any material conflicts

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock and its affiliates has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possess material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In this regard, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation for the fiscal year completed December 31, 2008

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation.    Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the EQ/BlackRock Basic Value Equity Portfolio include the Russell 1000 Value Index.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Rendino, Schansinger and Ms. King have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Rendino, Schansinger and Ms. King have each participated in the deferred compensation program.

Other compensation benefits.    In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities of the Portfolio as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
EQ/BlackRock Basic Value Equity
Kevin Rendino	X
Kurt Schansinger	X
Carrie King	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

GAMCO Asset Management Inc. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/GAMCO Mergers and Acquisitions
Mario J. Gabelli
EQ/GAMCO Small Company Value
Mario J. Gabelli

Description of Any Material Conflicts

Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

Allocation of Limited Time and Attention.    Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

Allocation of Limited Investment Opportunities.    If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

Pursuit of Differing Strategies.    At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

Selection of Broker/Dealers.    Because of the portfolio manager’s position with an affiliated broker/dealer and his indirect majority ownership interest in such affiliate, he may have an incentive to use the affiliate to execute portfolio transactions for the Fund even if using the affiliate is not in the best interest of the Fund.

Variation in Compensation.    A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of the Adviser’s management fee or the portfolio manager’s compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which the Adviser or its affiliates have investment interests. In Mr. Gabelli’s case, the Adviser’s compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and is less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with non-performance based accounts. In addition he has investment interests in several of the funds managed by the Adviser and its affiliates. The Adviser has adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to identify and address every situation in which an actual or potential conflict may arise.

Compensation for the fiscal year completed December 31, 2008

Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Fund. Net revenues are determined by deducting from gross investment management fees the firm’s expenses (other than Mr. Gabelli’s compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within GAMCO Investors, Inc. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby the Adviser will only receive its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component is based on a percentage of net revenues received by the Adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser’s parent company, GAMCO Investors, Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. He receives no base salary, no annual bonus and no stock options.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/GAMCO Mergers and Acquisitions
Mario J. Gabelli	X
EQ/GAMCO Small Company Value
Mario J. Gabelli	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

JPMorgan Investment Management, Inc. (“Adviser”) EQ/JPMorgan Value Opportunities (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Alan Gutmann
Kelly B. Miller

Description of Any Material Conflicts

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Other Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing J.P. Morgan Investment Management Inc. (JPMorgan)’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JPMorgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JPMorgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JPMorgan or its affiliates could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JPMorgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities because of market factors or investment restrictions imposed upon JPMorgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan and its affiliates may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan’s or its affiliates’ overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JPMorgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JPMorgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMorgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account’s objectives.

The goal of JPMorgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JPMorgan and its affiliates have have policies and procedures designed to manage conflicts. JPMorgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMorgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JPMorgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single desk or system are aggregated on a continual basis throughout each trading day consistent with JPMorgan’s and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMorgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan or its affiliates so that fair and equitable allocation will occur over time.

Compensation for the fiscal year completed December 31, 2008

J.P. Morgan Investment Management Inc. (JPMorgan)’s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMorgan or its affiliates. These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the funds’ pre-tax performance is compared to the appropriate market peer group and to each fund’s benchmark index listed in the fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Alan Gutmann	X
Kelly B. Miller	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

Lord, Abbett & Co. LLC (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Lord Abbet Growth and Income (“Fund”)
Eli M. Salzmann
EQ/Lord Abbet Large Cap Core (“Fund”)
Daniel H. Frascarelli
Randy Reynolds
EQ/Lord Abbet Mid Cap Value (“Fund”)
Jeff Diamond
Howard E. Hansen

Description of Any Material Conflicts

Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the Fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Fund and other accounts with similar investment objectives and policies. An portfolio manager potentially could use information concerning the Fund’s transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Fund. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio manager’s management of the investments of the Fund and the investments of the other accounts referenced in the table above.

Compensation for the fiscal year completed December 31, 2008

When used in this section, the term “fund” refers to the Fund, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager. Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the Fund’s performance against one or more benchmarks from among the Fund’s primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the Fund’s peer group maintained by rating agencies, as well as the Fund’s peer group. In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team. Lord Abbett does not manage hedge funds. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Lord Abbett Growth and Income
Eli M. Salzmann	X
EQ/Lord Abbett Large Cap Core
Daniel H. Frascarelli
Randy Reynolds, CFA
EQ/Lord Abbett Mid Cap Value
Jeff Diamond
Howard E. Hansen

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Focus PLUS (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
AXA Funds Management Group Unit
Kenneth T. Kozlowski
Marsico Capital Management LLC

SSgA Funds Management, Inc.

AXA FUNDS MANAGEMENT GROUP UNIT

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including All Asset Allocation Portfolio, EQ/International ETF Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

All Asset Allocation Portfolio and most other registered investment companies for which Mr. Kozlowski serves as the portfolio manager are each structured as a “fund of funds,” which invest in other registered investment companies for which AXA Equitable serves as the investment manager. None of these portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these Funds, subject to the potential conflicts of interest that may arise in connection with his management of the Fund, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of December 31, 2008

Because Mr. Kozlowski serves as officer and employee of AXA Equitable and his respective roles are not limited to serving as the portfolio managers of the Fund and other accounts managed by him, his compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X

MARSICO CAPITAL MANAGEMENT LLC

Description of Any Material Conflicts

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio, including the EQ/Marisco Focus Portfolio, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Compensation for the fiscal year completed December 31, 2008

The compensation package for portfolio managers of Marsico is structured as a combination of base salary (may be reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on a number of factors including Marsico’s overall profitability for the period. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other Marsico benefits to the same extent and on the same basis as other Marsico Capital employees. Portfolio manager compensation comes solely from Marsico. In addition, Marsico’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns MCM, and may receive distributions on those equity interests.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities. To encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Thomas F. Marsico	X

SSgA FUNDS MANAGEMENT, INC.

Description of Any Material Conflicts

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with the similar investment guidelines. Under these circumstances, a potential investment maybe suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have the adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation as of December 31, 2008.

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of State Street Global Advisers and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity incentive allocations.

Ownership of Securities of the Portfolio as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
X
X
X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/International Growth (“Fund”) MFS Investment Management (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Barry Dargan	7	$1.6 Billion	2	$76 Million	11	$734 Million	0	N/A	0	N/A	0	N/A

Description of Any Material Conflicts

Potential Conflicts of Interest.    The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. A Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment.

Compensation for the fiscal year completed December 31, 2008

Compensation.    Portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 10%) than performance bonus.

Performance Bonus — Generally, the performance bonus represents a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2008, the following benchmarks were used:

Benchmark(s)
(NOT YET AVAILABLE)

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the the Adviser’s Equity Plan. Equity interests and/or options to acquire equity interests in the Adviser or its parent company are awarded by management, on a discretionary basis, taking into account tenure at the Adviser, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of the Adviser on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at the Adviser and salary level, as well as other factors.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Barry Dargan	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

Morgan Stanley Investment Management, Inc. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in billions)
EQ/Van Kampen Mid Cap Growth (“Fund”)
Dennis Lynch
David Cohen
Sam Chainani
Alexander Norton
Jason Yeung
Armistead Nash
EQ/Van Kampen Comstock (“Fund”)
B. Robert Baker
Jason S. Leder
Kevin C. Holt
Devon E. Armstrong
James N. Warwick
EQ/Van Kampen Real Estate Portfolio (“Fund”)
Theodore R. Bigman
†	James Cheng is an employee of Morgan Stanley Investment Management Company, an affiliate of the Adviser.

Description of Any Material Conflicts

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over a Fund. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which a Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation for the fiscal year completed December 31, 2008

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

Base salary compensation.    Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation.    In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Bonus.

•

Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•

Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•

Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Van Kampen Mid Cap Growth
Dennis Lynch	X
David Cohen	X
Sam Chainani	X
Alexander Norton	X
Jason Yeung
Armistead Nash
EQ/Van Kampen Comstock
B. Robert Baker	X
Jason S. Leder	X
Kevin C. Holt	X
Devon E. Armstrong	X
James N. Warwick	X
EQ/Van Kampen Real Estate Portfolio
Theodore R. Bigman	X*

*	Not included in the portfolio above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Montag & Caldwell Growth (“Fund”) Montag & Caldwell, Inc. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ronald E. Canakaris

Description of Any Material Conflicts

Since all of the Adviser’s large cap growth portfolios, including the Portfolio, have the same goals and objectives and the same holdings, barring any client restrictions, the Adviser believes there is no conflict arising from its handling of multiple large cap growth accounts. However, potential conflicts may arise when allocating investment opportunities among multiple accounts. The Adviser has procedures in place that are reasonably designed to address these types of conflicts. Compensation is not based on the performance of individual client accounts but rather for the Adviser as a whole. The Code of Ethics governs personal trading by all employees and contains policies and procedures to ensure that Client interests are paramount.

Compensation for the fiscal year completed December 31, 2008

The Executive Committee of the Adviser, consisting of Ronald E. Canakaris — Chairman and President and William A. Vogel — Chief Executive Officer, determines the compensation levels of the Firm’s officer team. Overall compensation which includes salary and bonus is based on the success of the Adviser in achieving Clients’ investment objectives and providing excellent client service. The compensation levels for individual officers are subjectively determined by the Executive Committee which strives to be very fair to all officers and which is reflected in the long-term continuity of the team. In addition to his portfolio manager and executive responsibilities, Mr. Canakaris also serves as the Adviser’s Chief Investment Officer. Base salaries for Mr. Canakaris and all portfolio managers are a smaller percentage of overall compensation than are bonuses which are based on the profitability and overall success of Montag & Caldwell as a firm. None of his compensation is directly related to the size, progress or fees received from the management of the Portfolio or any other portfolios, so there is no conflict between portfolios, and he has no more incentive for one portfolio (or client) versus any other. The performance of Montag & Caldwell portfolios is normally evaluated versus either the S&P 500 or Russell 1000 Growth Indices. Account performance is evaluated on a pre-tax basis over one-year, three-year, five-year and ten-year periods.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Ronald E. Canakaris	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

OppenheimerFunds, Inc. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Oppenheimer Global (“Fund”)
Rajeev Bhaman, CFA
EQ/Oppenheimer Main Street Opportunity (“Fund”)
Marc Reinganum
Mark Zavanelli, CFA
EQ/Oppenheimer Main Street Small Cap (“Fund”)
Marc Reinganum
Mark Zavanelli, CFA
*	Does not include personal accounts of the portfolio manager and his family, which are subject to the Adviser’s Code of Ethics.

Description of Any Material Conflicts

As indicated above, the Portfolio Manager also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund are the same as, or different from, the Fund’s investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund. However, the Manager’s compliance procedures and Code of Ethics recognize the Manager’s fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Fund’s Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

Compensation for the fiscal year completed December 31, 2008

The Fund’s Portfolio Managers are employed and compensated by the Manager, not the Fund. Under the Manager’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers’ and analysts’ interests with the success of the funds and accounts and their investors. The Manager’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of September 30, 2005, the Portfolio Manager’s compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager’s holding company parent. Senior portfolio managers may also be eligible to participate in the Manager’s deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager’s compensation is not based on the total value of the Fund’s portfolio assets, although the Fund’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above. The compensation structure of one other fund managed by the Portfolio Managers is different from the compensation structure of the Fund, described above. With respect to EQ/Oppenheimer Global Portfolio, a portion of the Portfolio Managers’ compensation with regard to that fund may, under certain circumstances, include an amount based in part on the amount of the fund’s management fee.

Ownership of Securities of the Funds as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Oppenheimer Global
Rajeev Bhaman, CFA	X
EQ/Oppenheimer Main Street Opportunity
Marc Reinganum	X
Mark Zavanelli, CFA	X
EQ/Oppenheimer Main Street Small Cap
Marc Reinganum	X
Mark Zavanelli, CFA	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/PIMCO Ultra Short Bond (“Fund”) Pacific Investment Management Company LLC (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mihir Worah	21	$328 Billion	27	$3.9 Billion	65	$17.4 Billion	0	N/A	0	N/A	15	$4.6 Billion

Description of Any Material Conflicts

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades.    A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities.    A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees.    A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

Compensation for the fiscal year completed December 31, 2008

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus.    Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the fund) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses.    Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period.

The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan.    Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation.    In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Mihir Worah	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

SSgA Funds Management, Inc. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts
of the Adviser managed by the portfolio manager and the total assets in
	the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Bond Index
John Kirby*	7	$3.1 Billion	88	$49.5 Billion	111	$89.2 Billion	0	N/A	0	N/A	0	N/A
Elya Schwartzman	7	$3.1 Billion	88	$49.5 Billion	111	$89.2 Billion	0	N/A	0	N/A	0	N/A
EQ/Large Cap Value Index
John Tucker*	92	$38.0 Billion	209	$271.8 Billion	215	$156 Billion	0	N/A	0	N/A	0	N/A
Lynn Blake, CFA*	92	$38.0 Billion	209	$271.8 Billion	215	$156 Billion	0	N/A	0	N/A	0	N/A
EQ/Mid Cap Value Index
John Tucker**	92	$37.3 Billion	209	$271.6 Billion	215	$156 Billion	0	N/A	0	N/A	0	N/A
Lynn Blake**	92	$37.3 Billion	209	$271.6 Billion	215	$156 Billion	0	N/A	0	N/A	0	N/A
EQ/Intermediate Government Bond Index
John Kirby	8	$3.19 Billion	88	$49.54 Billion	111	$89.18 Billion	0	N/A	0	N/A	0	N/A
Elya Schwartzman	8	$3.19 Billion	88	$49.54 Billion	111	$89.19 Billion	0	N/A	0	N/A	0	N/A
EQ/Core Bond Index
John Kirby	8	$3.19 Billion	88	$49.54 Billion	111	$89.18 Billion	0	N/A	0	N/A	0	N/A
Michael Brunell, CFA	8	$3.19 Billion	88	$49.54 Billion	111	$89.19 Billion	0	N/A	0	N/A	0	N/A

*	Passive equity assets are managed on a team basis. The table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation including SSgA FM.
**	Passive fixed income assets are managed on a team basis. The table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation including SSgA FM.

Description of Any Material Conflicts

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with the similar investment guidelines. Under these circumstances, a potential investment maybe suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have the adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation as of December 31, 2008.

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of State Street Global Advisers and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity incentive allocations.

Ownership of Securities of the Funds as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Bond Index
John Kirby	X
Elya Schwartzman
EQ/Large Cap Value Index
John Tucker	X
Lynn Blake, CFA	X
EQ/Mid Cap Value Index
John Tucker	X
Lynn Blake	X
EQ/Intermediate Government Bond Index
John Kirby
Elya Schwartzman
EQ/Core Bond Index
John Kirby
Michael Brunell

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/T. Rowe Price Growth Stock (“Fund”) T. Rowe Price Associates, Inc. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
P. Robert Bartolo

T. ROWE PRICE ASSOCIATES, INC.

Description of any material conflicts

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations) Luxembourg SICAVs, and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Compensation” section below, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Compensation for the fiscal year completed December 31, 2008

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Portfolio manager compensation is based partly on performance. Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
P. Robert Bartolo	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/AXA Templeton Growth Core (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
Templeton Global Advisors Limited

BlackRock Investment Management LLC

TEMPLETON GLOBAL ADVISORS LIMITED

Description of Any Material Conflicts

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The Adviser seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the Adviser has adopted a code of ethics which it believes contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The Adviser and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation for the fiscal year completed December 31, 2008

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base Salary — Each portfolio manager is paid a base salary.

Annual Bonus — Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the Adviser. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the Adviser and/or other officers of the Adviser, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

Investment Performance — Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Research — Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

Non-Investment Performance — For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

Responsibilities — The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional Long-Term Equity-Based Compensation — Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Cindy Sweeting	X
Tucker Scott	X
Lisa F. Myers, CFA	X

BLACKROCK INVESTMENT MANAGEMENT LLC

Description of any material conflicts

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock and its affiliates has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possess material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In this regard, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation for the fiscal year completed December 31, 2008

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation.    Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the EQ/BlackRock Basic Value Equity Portfolio include the Russell 1000 Value Index.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Rendino, Schansinger and Ms. King have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Rendino, Schansinger and Ms. King have each participated in the deferred compensation program.

Other compensation benefits.    In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities of the Portfolio as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
X
X
X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/UBS Growth and Income (“Fund”) UBS Global Asset Management (Americas) Inc. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Leonard
Thomas M. Cole
Thomas J. Digenan
Scott C. Hazen

Description of Any Material Conflicts

The Portfolio Management Team manages accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The number of model portfolios under management may change from time to time. The team manages accounts to their respective models, including where possible, those accounts that have specific investment restrictions. There are no perceived conflicts between accounts. Dispersion between accounts within a model portfolio is small due to the use of models and the intention to aggregate transactions where possible. The models developed by the portfolio managers may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.

The management of the Portfolio and other accounts could result in potential conflicts of interest if the Portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the Portfolio. The portfolio manager and his team, which includes John Leonard, Thomas Cole, Thomas Digenan and Scott Hazen, manage the Portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Adviser manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Adviser has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts. The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Adviser and the Portfolio have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

Compensation for the fiscal year completed December 31, 2008

The portfolio managers receive a base salary and incentive compensation based on their personal performance.

The Adviser’s compensation and benefits programs are designed to provide investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of its investment professionals with the interests of its clients. Overall compensation can be grouped into four categories:

•	Competitive salary, benchmarked to maintain competitive compensation opportunities.

•	Annual bonus, tied to individual contributions and investment performance.

•	UBS equity awards, promoting company-wide success and employee retention.

Base salary    is used to recognize the experience, skills and knowledge that investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses    are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the Adviser’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. The Adviser strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals’ interests with those of the Adviser’s clients. A portion of each portfolio manager’s bonus is based on the performance of each fund the portfolio manager manages compared to the fund’s broad-based index over a three-year rolling period.

UBS AG equity.    Many of the Adviser’s senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through “Equity Plus”. This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. The Adviser feels this engages employees as partners in the firm’s success, and helps to maximize the integrated business strategy.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
John Leonard	X
Thomas M. Cole	X
Thomas J. Digenan	X
Scott C. Hazen	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Global Bond PLUS (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
AXA Funds Management Group Unit
Kenneth T. Kozlowski
First International Advisors, LLC d/b/a Evergreen International Advisors

BlackRock Investment Management LLC
							0	N/A	0	N/A	0	N/A

AXA FUNDS MANAGEMENT GROUP UNIT

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including All Asset Allocation Portfolio, EQ/International ETF Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

All Asset Allocation Portfolio and most other registered investment companies for which Mr. Kozlowski serves as the portfolio manager are each structured as a “fund of funds,” which invest in other registered investment companies for which AXA Equitable serves as the investment manager. None of these portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these Funds, subject to the potential conflicts of interest that may arise in connection with his management of the Fund, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of December 31, 2008

Because Mr. Kozlowski serves as officer and employee of AXA Equitable and his respective roles are not limited to serving as the portfolio managers of the Fund and other accounts managed by him, his compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X

FIRST INTERNATIONAL ADVISORS, LLC D/B/A EVERGREEN INTERNATIONAL ADVISORS

Description of Any Material Conflicts

The portfolio managers for EQ/Evergreen International Bond generally face two types of conflicts of interest: (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests. The policies of Evergreen International require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one fund or other account, a Portfolio may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that a fund’s adviser or sub-adviser will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

Evergreen International does not receive a performance fee for its management of the Portfolios. Evergreen International and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolios — for instance, those that pay a higher advisory fee and/or have a performance fee. The policies of Evergreen International, however, require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging Evergreen International or a sub-adviser). The structure of a portfolio manager’s or an investment adviser’s compensation may create an incentive for the manager or adviser to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake.

The Evergreen funds may engage in cross trades, in which one Evergreen fund sells a particular security to another Evergreen fund or account (potentially saving transaction costs for both accounts). Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay.

In general, Evergreen International has policies and procedures to address the various potential conflicts of interest described above. Each adviser has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, each firm has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

Compensation for the fiscal year completed December 31, 2008

For Evergreen International, portfolio managers’ compensation consists primarily of a base salary and an annual bonus. Each portfolio manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual portfolio manager, including, among others, experience, quality of performance record and breadth of management responsibility, and a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for portfolio managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year. Certain portfolio managers may have bonuses predetermined at certain amounts for certain periods of time.

The annual bonus has an investment performance component, which accounts for a majority of the annual bonus, and a subjective evaluation component. The bonus is typically paid in a combination of cash and equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, Evergreen International’s publicly traded parent company. The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance. In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. For example, if a portfolio manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets. For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.

To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. A portfolio manager has the opportunity to maximize the investment performance component of the incentive payout by generating performance at or above the 25th percentile level.

In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

For calendar year 2008, the investment performance component of each portfolio manager’s bonus will be determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks) indicated below. The benchmarks may change for purposes of calculating bonus compensation for calendar year 2008.

Portfolio Manager	Benchmarks
Peter Wilson	Lipper Global Income Index Lipper Institutional Money Market Index Lipper International Income Index Lipper Multi Sector Income Index Lipper Global Income CE Index
Anthony J. Norris	Lipper Global Income Index Lipper Institutional Money Market Index Lipper International Income Index Lipper Multi Sector Income Index Lipper Global Income CE Index

Evergreen portfolio managers that manage certain privately offered pooled investment vehicles may also receive a portion of the advisory fees and/or performance fees charged by Evergreen (or an affiliate of Evergreen) to such clients. None of the portfolio managers of the Portfolios receives such compensation.

In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

•	medical, dental, vision and prescription benefits,

•	life, disability and long-term care insurance,

•	before-tax spending accounts relating to dependent care, health care, transportation and parking, and

•	various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

These benefits are broadly available to Evergreen employees. Senior level employees, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
X
X

BLACKROCK INVESTMENT MANAGEMENT LLC

Description of any material conflicts

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock and its affiliates has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possess material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In this regard, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation for the fiscal year completed December 31, 2008

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation.    Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the EQ/BlackRock Basic Value Equity Portfolio include the Russell 1000 Value Index.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Rendino, Schansinger and Ms. King have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Rendino, Schansinger and Ms. King have each participated in the deferred compensation program.

Other compensation benefits.    In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement

Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities of the Portfolio as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Kevin Rendino	X
Kurt Schansinger	X
Carrie King	X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Global Multi-Sector Equity Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
Morgan Stanley Investment Management, Inc

BlackRock Investment Management LLC

MORGAN STANLEY INVESTMENT MANAGEMENT, INC.

Description of Any Material Conflicts

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over a Fund. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which a Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation for the fiscal year completed December 31, 2008

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

Base salary compensation.    Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation.    In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Bonus.

•

Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•

Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•

Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
X
X
X
X
X
X

BLACKROCK INVESTMENT MANAGEMENT LLC

Description of any material conflicts

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.

BlackRock and its affiliates has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possess material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In this regard, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Compensation for the fiscal year completed December 31, 2008

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation.    Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the EQ/BlackRock Basic Value Equity Portfolio include the Russell 1000 Value Index.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Rendino, Schansinger and Ms. King have each received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Rendino, Schansinger and Ms. King have each participated in the deferred compensation program.

Other compensation benefits.    In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Ownership of Securities of the Portfolio as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
X
X
X

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/International Core PLUS (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
AXA Funds Management Group Unit
Kenneth T. Kozlowski
Wentworth, Hauser and Violich, Inc. (“Adviser”) Hirayama Investments, LLC
Richard K. Hirayama*
Laura Stankard
SSgA Funds Management, Inc. (“Adviser”)
Lynn Blake	92	$36.9 Billion	209	$271.6 Billion	215	$156.3 Billion	0	N/A	0	N/A	0	N/A
John Tucker	92	$36.9 Billion	209	$271.6 Billion	215	$156.3 Billion	0	N/A	0	N/A	0	N/A

*	The totals above include $6.5 billion representing 19,335 accounts managed in broker sponsored wrap programs. The portfolio manager is responsible for the day-to-day management of certain other accounts, as listed above. This listing includes international and global equity accounts, as well as small cap domestic equity accounts where Mr. Hirayama is one of four portfolio managers.

AXA FUNDS MANAGEMENT GROUP UNIT

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including All Asset Allocation Portfolio, EQ/International ETF Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

All Asset Allocation Portfolio and most other registered investment companies for which Mr. Kozlowski serves as the portfolio manager are each structured as a “fund of funds,” which invest in other registered investment companies for which AXA Equitable serves as the investment manager. None of these portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these Funds, subject to the potential conflicts of interest that may arise in connection with his management of the Fund, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of December 31, 2008

Because Mr. Kozlowski serves as officer and employee of AXA Equitable and his respective roles are not limited to serving as the portfolio manager of the Fund and other accounts managed by him, his compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X

WENTWORTH, HAUSER AND VIOLICH, INC.

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the portfolio manager or Sub-adviser has a greater financial incentive, such as a performance fee account. The Sub-adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Fund. The firm does not foresee any material conflicts of interest.

Compensation for the fiscal year completed December 31, 2008

Wentworth, Hauser and Violich has created a unique work environment that challenges its investment professionals, provides an entrepreneurial work atmosphere, and rewards them with highly competitive compensation and benefits. This has been successful in retaining its individuals, as evidenced by the tenure of the firm’s senior professionals.

Wentworth, Hauser and Violich pays its professionals a competitive base salary, full benefits, and a short-term bonus pool derived from the sharing of the firm’s revenues. Total compensation is based upon individual input and success of the firm.

The firm has a system in place to track portfolio manager/analyst and analyst recommendations. Their ratings/recommendations are evaluated over a rolling twelve-month timeframe on an absolute and relative basis. Portions of bonuses are determined based on this evaluation.

In 2004, the Laird Norton Investment Management, Inc. board of directors committed itself to granting an equity participation stake of its ownership in Wentworth, Hauser and Violich to select employees of the firm. The grant is being phased in over a five-year period and is subject to achieving specific growth objectives. It is expected that this grant will eventually amount to 25% of the firm’s equity. In the case of Mr. Hirayama, a separate agreement was reached whereby he is rewarded based on the success of the WHV International Equity strategy.

HIRAYAMA INVESTMENTS, LLC

Description of Any Material Conflicts

With respect to Hirayama Investments there are no material conflicts of interest.

Compensation as of December 31, 2008.

Richard K. Hirayama is the Managing Member of Hirayama Investments, LLC, which is jointly owned by Richard K. Hirayama and Wentworth, Hauser and Violich, Inc., (through WHV Holdings, LLC). Hirayama Investments and WHV have entered into a sub-advisory agreement whereby Hirayama Investments will provide its International Equity Strategy exclusively to Wentowrth, Hauser and Violich’s clients. Richard K. Hirayama is compensated a portion of Wentworth, Hauser and Violich’s investment management fees collected on such accounts ranging from 55% to 70% based on assets under management in Hirayama Investment’s International Equity Strategy.

(c) Ownership of Securities as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Richard K. Hirayama	X
Laura Stankard

SSgA FUNDS MANAGEMENT, INC.

Description of Any Material Conflicts

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with the similar investment guidelines. Under these circumstances, a potential investment maybe suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have the adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation as of December 31, 2008.

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of State Street Global Advisers and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity incentive allocations.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Lynn Blake	X
John Tucker

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Large Cap Core PLUS (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets
AXA Funds Management Group Unit
Kenneth T. Kozlowski
Institutional Capital LLC (“Adviser”)
Thomas Wenzel	13	$5.5 Billion	11	$1.3 Billion	121	$5.1 Billion	0	N/A	0	N/A	12	$946 Million
Jerrold K. Senser	13	$5.5 Billion	11	$1.3 Billion	121	$5.1 Billion	0	N/A	0	N/A	12	$946 Million
SSgA Funds Management, Inc. (“Adviser”)
Lynn Blake	92	$37.3 Billion	209	$271.6 Billion	215	$156.3 Billion	0	N/A	0	N/A	0	N/A
John Tucker	92	$37.3 Billion	209	$271.6 Billion	215	$156.3 Billion	0	N/A	0	N/A	0	N/A

AXA FUNDS MANAGEMENT GROUP UNIT

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including All Asset Allocation Portfolio, EQ/International ETF Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

All Asset Allocation Portfolio and most other registered investment companies for which Mr. Kozlowski serves as the portfolio manager are each structured as a “fund of funds,” which invest in other registered investment companies for which AXA Equitable serves as the investment manager. None of these portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these Funds, subject to the potential conflicts of interest that may arise in connection with his management of the Fund, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of December 31, 2008

Because Mr. Kozlowski serves as officer and employee of AXA Equitable and his respective roles are not limited to serving as the portfolio manager of the Fund and other accounts managed by him, his compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X

INSTITUTIONAL CAPITAL LLC

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

Compensation as of December 31, 2008

Compensation for key investment professionals consists of competitive base salary, annual cash bonus, and equity ownership in the firm. A compensation committee determines the amount of bonus for each individual by examining the person’s impact on the firm’s results for the year, the contribution to performance, and service of client relationships. The performance contribution is measured both in terms of performance relative to each sector’s performance and the benchmark as a whole.

Ownership of Securities

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Thomas Wenzel	X
Jerrold K. Senser	X

SSgA FUNDS MANAGEMENT, INC.

Description of Any Material Conflicts

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with the similar investment guidelines. Under these circumstances, a potential investment maybe suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have the adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation as of December 31, 2008.

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of State Street Global Advisers and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity incentive allocations.

Ownership of Securities

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Lynn Blake	X
John Tucker

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Large Cap Growth PLUS (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
AXA Funds Management Group Unit
Kenneth T. Kozlowski
Marsico Capital Management LLC (“Adviser”)
Thomas F. Marsico
SSgA Funds Management, Inc.
Lynn Blake	92	$36.4 Billion	209	$271.6 Billion	215	$156.3 Billion	0	N/A	0	N/A	0	N/A
John Tucker	92	$36.4 Billion	209	$271.6 Billion	215	$156.3 Billion	0	N/A	0	N/A	0	N/A

AXA FUNDS MANAGEMENT GROUP UNIT

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including All Asset Allocation Portfolio, EQ/International ETF Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

All Asset Allocation Portfolio and most other registered investment companies for which Mr. Kozlowski serves as the portfolio manager are each structured as a “fund of funds,” which invest in other registered investment companies for which AXA Equitable serves as the investment manager. None of these portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these Funds, subject to the potential conflicts of interest that may arise in connection with his management of the Fund, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of December 31, 2008

Because Mr. Kozlowski serves as officer and employee of AXA Equitable and his respective roles are not limited to serving as the portfolio managers of the Fund and other accounts managed by him, his compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X

MARSICO CAPITAL MANAGEMENT LLC

Description of Any Material Conflicts

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio, including the EQ/Marisco Focus Portfolio, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Compensation for the fiscal year completed December 31, 2008

The compensation package for portfolio managers of Marsico is structured as a combination of base salary (may be reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on a number of factors including Marsico’s overall profitability for the period. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other Marsico benefits to the same extent and on the same basis as other Marsico Capital employees. Portfolio manager compensation comes solely from Marsico. In addition, Marsico’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns MCM, and may receive distributions on those equity interests.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities. To encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

(c) Ownership of Securities as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Thomas F. Marsico	X

SSgA FUNDS MANAGEMENT, INC.

Description of Any Material Conflicts

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with the similar investment guidelines. Under these circumstances, a potential investment maybe suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have the adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation as of December 31, 2008

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of State Street Global Advisers and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity incentive allocations.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Lynn Blake	X
John Tucker

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Large Cap Value PLUS (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
AXA Funds Management Group Unit
Kenneth T. Kozlowski
AllianceBernstein L.P.
Marilyn Fedak
John Mahedy
Judith Devivo

AXA FUNDS MANAGEMENT GROUP UNIT

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including All Asset Allocation Portfolio, EQ/International ETF Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

All Asset Allocation Portfolio and most other registered investment companies for which Mr. Kozlowski serves as the portfolio manager are each structured as a “fund of funds,” which invest in other registered investment companies for which AXA Equitable serves as the investment manager. None of these portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these Funds, subject to the potential conflicts of interest that may arise in connection with his management of the Fund, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of December 31, 2008

Because Mr. Kozlowski serves as officer and employee of AXA Equitable and his respective roles are not limited to serving as the portfolio managers of the Fund and other accounts managed by him, his compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X

ALLIANCEBERNSTEIN L.P.

Description of Any Material Conflicts

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading.    AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients.    AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in the level of assets under management.

Allocating Investment Opportunities.    AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Compensation for the fiscal year completed December 31, 2008

AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)	Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year to year, and hence, is not particularly sensitive to performance.

(ii)

Discretionary incentive compensation in the form of an annual cash bonus:    AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii)	Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance’s publicly traded equity securities.

(iv)	Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(c) Ownership of Securities as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Marilyn Fedak	X
John Mahedy
Judith Devivo

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Mid Cap Value PLUS (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets	# of Accts.	Total Assets
AXA Funds Management Group Unit
Kenneth T. Kozlowski
Wellington Management Company, LLP (“Adviser”)
James N. Mordy
SSgA Funds Management, Inc. (“Adviser”)
Lynn Blake	92	$37.6 Billion	209	$271.6 Billion	215	$156.3 Billion	0	N/A	0	N/A	0	N/A
John Tucker	92	$37.6 Billion	209	$271.6 Billion	215	$156.3 Billion	0	N/A	0	N/A	0	N/A

AXA FUNDS MANAGEMENT GROUP UNIT

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including All Asset Allocation Portfolio, EQ/International ETF Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

All Asset Allocation Portfolio and most other registered investment companies for which Mr. Kozlowski serves as the portfolio manager are each structured as a “fund of funds,” which invest in other registered investment companies for which AXA Equitable serves as the investment manager. None of these portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these Funds, subject to the potential conflicts of interest that may arise in connection with his management of the Fund, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of December 31, 2008

Because Mr. Kozlowski serves as officer and employee of AXA Equitable and his respective roles are not limited to serving as the portfolio manager of the Fund and other accounts managed by him, his compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X

WELLINGTON MANAGEMENT COMPANY, LLP

Description of Any Material Conflicts

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (“Portfolio Manager”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Manager makes investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly the Portfolio Manager may purchase the same security for the Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the fund. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation for the fiscal year completed December 31, 2008

Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and AXA Equitable Life Insurance Company with on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended December 31, 2008.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Portfolio Manager includes a base salary and incentive components. The base salary for the Portfolio Manager, who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund and generally each other account managed by such Portfolio Manager. The Portfolio Manager’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the Russell 2500 Value Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Mordy is a partner of the firm.

Ownership of Securities

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
James N. Mordy	X

SSgA FUNDS MANAGEMENT, INC.

Description of Any Material Conflicts

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with the similar investment guidelines. Under these circumstances, a potential investment maybe suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have the adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation as of December 31, 2008.

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of State Street Global Advisers and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity incentive allocations.

Ownership of Securities

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Lynn Blake	X
John Tucker

EQ ADVISORS TRUST

PORTFOLIO MANAGER INFORMATION

EQ/Quality Bond PLUS (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2008						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets	Number of Accts.	Total Assets
AXA Funds Management Group Unit
Kenneth T. Kozlowski
Alliance Bernstein L.P.
Greg Wilensky
SSgA Funds Management, Inc.
Elya Schwartzman							0	N/A	0	N/A	0	N/A
John Kirby

AXA FUNDS MANAGEMENT GROUP UNIT

Description of Any Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including All Asset Allocation Portfolio, EQ/International ETF Portfolio and EQ/Franklin Templeton Founding Strategy Portfolio), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or Adviser has a greater financial incentive, such as a performance fee account. The Adviser has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Funds.

All Asset Allocation Portfolio and most other registered investment companies for which Mr. Kozlowski serves as the portfolio manager are each structured as a “fund of funds,” which invest in other registered investment companies for which AXA Equitable serves as the investment manager. None of these portfolios is subject to an advisory fee that is based on the performance of the portfolio. Given such “fund of funds” structure and the absence of performance-based advisory fee, as well as the lack of any impact of portfolio performance on individual portfolio manager’s compensation as further described below, Mr. Kozlowski is not, as a general matter and in relation to these Funds, subject to the potential conflicts of interest that may arise in connection with his management of the Fund, on the one hand, and the other portfolios, on the other, such as material differences in the investment strategies or allocation of investment opportunities.

Compensation as of December 31, 2008

Because Mr. Kozlowski serves as officer and employee of AXA Equitable and his respective roles are not limited to serving as the portfolio managers of the Fund and other accounts managed by him, his compensation is based on AXA Equitable’s compensation program as it applies to the firm’s officers in general. AXA Equitable’s compensation program consists of a base salary, short-term incentive compensation and long-term incentive compensation. Individual jobs are defined based on scope, responsibility and market value and assigned to a specific level within the firm’s base salary structure. An individual’s base salary is then established within the range of such structure based on a combination of experience, skills, job content and performance and periodically evaluated based on survey data and market research. Annual short-term incentive compensation opportunities, granted in cash, are made available depending on whether firm-wide objectives were met during the year, as measured by various performance objectives such as underlying and adjusted earnings, expense management and sales. Once the target level of the short-term incentive compensation is determined by the firm, awards are made to individuals based on their salary structure and grade of position and individual performance. Annual long-term incentive compensation, granted in the form of stock options, restricted stocks and/or performance units, is offered in a manner similar to the short-term incentive compensation and is based on the combination of firm-wide performance and individual performance.

Ownership of Shares of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Kenneth T. Kozlowski	X

ALLIANCE BERNSTEIN L.P.

Description of Any Material Conflicts

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading.    AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients.    AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in the level of assets under management.

Allocating Investment Opportunities.    AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Compensation for the fiscal year completed December 31, 2008

AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)	Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year to year, and hence, is not particularly sensitive to performance.

(ii)	Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii)

Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”):    AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance’s publicly traded equity securities.[1]

(iv)	Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(c) Ownership of Securities as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Greg Wilensky	X

SSgA FUNDS MANAGEMENT, INC.

Description of Any Material Conflicts

A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with the similar investment guidelines. Under these circumstances, a potential investment maybe suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

The Portfolio Manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the Portfolio Manager may have the adverse consequences for another account managed by the Portfolio Manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation as of December 31, 2008.

The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of State Street Global Advisers and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity incentive allocations.

Ownership of Securities of the Fund as of December 31, 2008

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Elya Schwartzman	X
John Kirby

APPENDIX D

EQ ADVISORS TRUST

AMENDED AND RESTATED

PROXY VOTING POLICIES AND PROCEDURES

I.	Trust’s Policy Statement

EQ Advisors Trust (“Trust”) is firmly committed to ensuring that proxies relating to the Trust’s portfolio securities are voted in the best interests of the Trust. The following procedures have been established to implement the Trust’s proxy voting program.

II.	Trust’s Proxy Voting Program

AXA Equitable Life Insurance Company (“AXA Equitable”) serves as the investment manager of the Trust’s portfolios. AXA Equitable is responsible for the selection and ongoing monitoring of investment sub-advisers (the “Advisers”) who provide the day-to-day portfolio management for each portfolio. The Trust has delegated proxy voting responsibility with respect to each portfolio to AXA Equitable. Because AXA Equitable views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each sub-advised portfolio or sub-advised portion of a portfolio (“Sub-Advised Portion”) to the applicable Adviser, except as described in Section III below. The primary focus of the Trust’s proxy voting program as it relates to the sub-advised portfolios or Sub-Advised Portions, therefore, is to seek to ensure that the Advisers have adequate proxy voting policies and procedures in place and to monitor each Adviser’s proxy voting. These policies and procedures may be amended from time to time based on experience as well as changing environments, especially as new and/or differing laws and regulations are promulgated, and need not be identical.

III.	AXA Equitable’s Proxy Voting Policies and Procedures

AXA Equitable provides the day-to-day portfolio management services to certain portfolios, or an allocated portion of a portfolio (“Allocated Portion”) of the Trust, each of which seek to achieve its investment objective by investing in other mutual funds managed by AXA Equitable (“Underlying Portfolios”) or by investing in exchange-traded funds (“Underlying ETFs”). As a result of this direct portfolio management by AXA Equitable, AXA Equitable is responsible for proxy voting for these portfolios or Allocated Portions. In light of the fact that the holdings of the portfolios or Allocated Portions managed by AXA Equitable are Underlying Portfolios or Underlying ETFs, AXA Equitable has determined it to be appropriate to vote the portfolios’ or Allocated Portions’ shares in these securities either for or against approval of a proposal, or as an abstention, in the same proportion as the vote of all other securities holders of the applicable Underlying Portfolio or Underlying ETF (whether or not the proposal presents an issue as to which AXA Equitable or its affiliates could be deemed to have a conflict of interest). These policies and procedures may be amended from time to time.

IV.	AXA Equitable’s Due Diligence and Compliance Program

As part of its ongoing due diligence and compliance responsibilities, with respect to the sub-advised portfolios or Sub-Advised Portions, AXA Equitable will seek to ensure that each Adviser maintains proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. AXA Equitable will review each Adviser’s proxy voting policies and procedures (including any proxy voting guidelines) in connection with the initial selection of the Adviser to manage a portfolio or Sub-Advised Portion and on at least an annual basis thereafter.

V.	Advisers’ Proxy Voting Policies and Procedures

Each Adviser will be required to maintain proxy voting policies and procedures that satisfy the following elements:

A. Written Policies and Procedures: The Adviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide to the Trust and AXA Equitable, upon request, copies of such policies and procedures.

B. Fiduciary Duty: The Adviser’s policies and procedures must be reasonably designed to ensure that the Adviser votes client securities in the best interest of its clients.

C. Conflicts of Interest: The Adviser’s policies and procedures must include appropriate procedures to identify and resolve as necessary, before voting client proxies, all material proxy-related conflicts of interest between the Adviser (including its affiliates) and its clients.

D. Voting Guidelines: The Adviser’s policies and procedures must address with reasonable specificity how the Adviser will vote proxies, or what factors it will take into account, when voting on particular types of matters, e.g., corporate governance proposals, compensation issues and matters involving social or corporate responsibility.

E. Monitoring Proxy Voting: The Adviser must have a system and/or process that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

F. Record Retention and Inspection: The Adviser must have an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. The Adviser must provide to the Trust and AXA Equitable such information and records with respect to proxies relating to the Trust’s portfolio securities as required by law and as the Trust or AXA Equitable may reasonably request.

VI.	Disclosure of Trust’s Proxy Voting Policies and Procedures and Voting Record

AXA Equitable, on behalf of the Trust, will take reasonable steps as necessary to seek to ensure that the Trust complies with all applicable laws and regulations relating to disclosure of the Trust’s proxy voting policies and procedures and its proxy voting record. AXA Equitable (including, at its option, through third-party service providers) will maintain a system that is reasonably designed to ensure that its actual proxy voting record and the actual proxy voting record of the Advisers with respect to the Trust’s portfolio securities are collected, processed, filed with the Securities and Exchange Commission and made available to the Trust’s shareholders as required by applicable laws and regulations.

VII.	Reports to Trust’s Board of Trustees

AXA Equitable will periodically (but no less frequently than annually) report to the Board of Trustees with respect to the Trust’s implementation of its proxy voting program, including summary information with respect to the proxy voting record of the Advisers with respect to the sub-advised portfolios’ and Sub-Advised Portions’ portfolio securities and any other information requested by the Board of Trustees.

Adopted as of: August 6, 2003

Amended as of July 11, 2007

PROXY VOTING POLICIES AND PROCEDURES

ALLIANCEBERNSTEIN L.P.

Statement of Policies and Procedures for Proxy Voting

1.	Introduction

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s growth, value and blend investment groups investing on behalf of clients in both US and non-US securities.

2.	Proxy Policies

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1.	Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.

2.2.	Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors (or vote against in non-US markets) that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

2.3.	Appointment of Auditors

AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management’s recommendation. However, we recognize that there may be inherent conflicts when a company’s independent auditor performs substantial non-audit related services for the company. The Sarbanes-Oxley Act of 2002 prohibited certain categories of services by auditors to US issuers, making this issue less prevalent in the US. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons to question the independence of the auditors.

2.4.	Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with the company’s management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan.

However, a satisfactory explanation of a company’s intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5.	Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6.	Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7.	Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8.	Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose plans that have below market value grant or exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We generally will support shareholder proposals seeking additional disclosure of executive and director compensation. This policy includes proposals that seek to specify the measurement of performance based compensation. In addition, we will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.

2.9.	Social and Corporate Responsibility

AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.	Proxy Voting Procedures

3.1.	Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

3.2.	Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients’ best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of AllianceBernstein’s and our employees’

material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

3.3.	Proxies of Certain Non-US Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions. Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4.	Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5.	Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

ARIEL CAPITAL MANAGEMENT, LLC

Summary of Proxy Policies and Procedures

In accordance with applicable regulations and law, Ariel Capital Management, LLC (“Ariel”), a federally registered investment adviser, is providing this summary of its Proxy Voting Policies and Procedures (the “Proxy Policies”) concerning proxies voted by Ariel on behalf of each investment advisory client who delegates proxy voting authority and delivers the proxies to us. A client may retain proxy voting powers, give particular proxy voting instructions to us, or have a third party fiduciary vote proxies. Our Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and our internal policies and procedures.

As part of our investment process, Ariel places extraordinary emphasis on a company’s management, its Board and its activities. Ariel looks for companies with high quality managements, as represented by their industry experience, and their reputations within the community. Furthermore, Ariel strives to invest with management teams who show integrity, candor, and foster open and honest communication with their shareholders. As a result, it is generally Ariel’s policy to vote in favor of proposals recommended by the Board.

Ariel has established general guidelines for voting proxies on behalf of clients. While these generally guide Ariel’s decision-making, all issues are analyzed by the Ariel Investment Committee member who follows the company as well as Ariel’s Director of Research. As a result, there may be cases in which particular circumstances lead Ariel to vote an individual proxy differently than otherwise stated within Ariel’s general proxy voting guidelines. In such cases, Ariel will document its reasoning. Ariel may be required to vote shares in securities of regulated companies (such as banks) in conformance with conditions specified by the industry’s regulator. Additionally, the issuer of a security may impose limitations upon Ariel’s ability to vote proxies for its clients. In certain circumstances, this may mean that Ariel will refrain from voting shares.

If it is determined that a material conflict of interest may exist, such as a business relationship with a portfolio company, it is Ariel’s policy to generally vote in accordance with the recommendations of ISS. If, in a conflict situation, Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s Proxy Resolution Committee. The Proxy Resolution Committee is charged with determining whether the Ariel Investment Committee members’ and Director of Research’s decisions regarding proxy voting are based on the best interests of Ariel’s clients and are not the product of a conflict.

For each proxy, Ariel maintains records as required by applicable law. Proxy voting information will be provided to clients in accordance with their agreement with us or upon request. A client may request a copy of Ariel’s Proxy Voting Policies and Procedures, or a copy of the specific voting record for their account, by calling Ariel at 1-800-725-0140, or writing to Ariel Capital Management, LLC at 200 East Randolph Drive, Suite 2900, Chicago, IL 60601.

AXA ROSENBERG INVESTMENT MANAGEMENT LLC

PROXY VOTING POLICY

Policy

AXA Rosenberg, as a matter of policy and as a fiduciary to our clients, has responsibility to vote proxy proposals on behalf of its clients in a manner which is reasonably anticipated to further the best economic interests of those clients and consistent with enhancing shareholder value.

AXA Rosenberg’s policy and practice includes the responsibility to arrange for proxies of those clients that have delegated proxy voting responsibility to be received and voted by proxy voting service providers, to disclose any potential conflicts of interest, as well as to make information available to clients about the voting of proxies for their portfolio and to maintain relevant and required records.

For those advisory clients that did not delegate or that have expressly retained proxy voting responsibility, AXA Rosenberg has no authority and will not vote any proxies for those clients’ portfolios.

AXA Rosenberg will accommodate clients who delegate proxy voting responsibility to it, but wish to retain their right to exercise proxy voting rights according to their own proxy policy or on specific proxy issues.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Office of the Global CIO has the responsibility for the implementation and monitoring of our proxy voting policy and practices. Legal and Compliance are responsible for AXA Rosenberg’s disclosures and recordkeeping of AXA Rosenberg’s proxy voting.

Procedures

Voting Procedures

AXA Rosenberg has retained third party service providers (the “Service Providers”) to assist AXA Rosenberg in coordinating and voting proxies with respect to client securities. Once it is deemed that AXA Rosenberg will vote proxies on behalf of a client, AXA Rosenberg notifies Service Providers of this delegation, thereby enabling Service Providers to automatically receive proxy information.

Service Providers will:

•	Keep a record of each proxy received;

•	Determine which accounts managed by AXA Rosenberg hold the security to which the proxy relates;

•

Compile a list of accounts that hold the security, together with the number of votes each account controls and the date by which AXA Rosenberg must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

•	Designated officers of AXA Rosenberg will periodically monitor Service Providers to assure that the proxies are being properly voted and appropriate records are being retained.

•

Other than the recommendations from the Service Providers, AXA Rosenberg will not accept direction as to how to vote individual proxies for whom it has voting responsibility from any other person or organization, except from a client to vote proxies for that client’s account.

Disclosure

AXA Rosenberg will disclose in its Disclosure Document its proxy voting policy and procedures. Additionally, clients may request information regarding how AXA Rosenberg voted their proxies, and clients may request a copy of AXA Rosenberg’s policy.

Client Requests for Information

All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to Client Services. In response to a request, Client Reporting will provide the client with the information requested, and as applicable, will include the name of the issuer, the proposal voted upon, and how AXA Rosenberg voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

In the absence of specific voting guidelines from the client, AXA Rosenberg will vote proxies in the best interests of each particular client.

Conflicts of Interest

AXA Rosenberg realizes that situations may occur whereby an actual or apparent conflict of interest could arise. For example, AXA Rosenberg may manage a portion of assets of a pension plan of a company whose management is soliciting proxies. We believe our duty is to vote proxies in the best interests of our clients. Therefore, by voting in accordance with the Service Providers’ Guidelines, AXA Rosenberg should avoid conflicts of interest because AXA Rosenberg votes pursuant to a pre-determined policy based on the recommendation of an independent third party.

Proxies of Certain Non-US Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. AXA Rosenberg believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required, AXA Rosenberg will generally abstain from voting these shares unless there is a compelling reason to the contrary.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AXA Rosenberg from voting such proxies. For example, AXA Rosenberg (or its Service Providers) may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AXA Rosenberg (or its Service Providers) to provide local agents with power of attorney prior to implementing the Service Provider’s voting instructions. Although it is AXA Rosenberg’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

Proxy Voting Policies and Procedures

For BlackRock Advisors, LLC

And Its Affiliated SEC Registered Investment Advisers

Proxy Voting Policies and Procedures

The Manager has adopted policies and procedures (the “Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Adviser considers the interests of its clients, including each Fund, and not the interests of the Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Adviser’s interest and those of the Adviser’s clients are properly addressed and resolved.

In order to implement the Proxy Voting Procedures, the Adviser has formed a Proxy Voting Committee (the “Committee”). The Committee, which is a subcommittee of the Adviser’s Equity Investment Policy Oversight Committee (“EIPOC”), is comprised of a senior member of the Adviser’s equity management group who is also a member of EIPOC, one or more other senior investment professionals appointed by EIPOC, portfolio managers and investment analysts appointed by EIPOC and any other personnel EIPOC deems appropriate. The Committee will also include two non-voting representatives from the Adviser’s Legal Department appointed by the Adviser’s General Counsel. The Committee’s membership shall be limited to full-time employees of the Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Adviser’s affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee on the same basis as other interested knowledgeable parties not affiliated with the Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Adviser believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Adviser will generally seek to vote proxies over which the Adviser exercises voting authority in a uniform manner for all the Adviser’s clients, the Committee, in conjunction with a Fund’s portfolio manager, may determine that the Fund’s specific circumstances require that its proxies be voted differently.

To assist the Adviser in voting proxies, the Committee has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Adviser by ISS include in-depth research, voting recommendations (although the Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

The Adviser’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

From time to time, the Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Adviser (each, an “Affiliate”), or a money management or other client of the Adviser, including investment companies for which the Adviser provides investment advisory, administrative and/or other services (each, a “Client”), is involved. The Proxy Voting Procedures and the Adviser’s adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Adviser’s clients.

In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the Committee may pass the voting power to a subcommittee, appointed by EIPOC (with advice from the Secretary of the Committee), consisting solely of Committee members selected by EIPOC. EIPOC shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Adviser’s relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Adviser’s clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Adviser’s normal voting guidelines or, on matters where the Adviser’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with the Adviser’s fiduciary duties.

In addition to the general principles outlined above, the Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund’s best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

The Adviser has adopted specific voting guidelines with respect to the following proxy issues:

•

Proposals related to the composition of the board of directors of issuers other than investment companies. As a general matter, the Committee believes that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is, therefore, best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee’s number of other directorships, history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

•

Proposals related to the selection of an issuer’s independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

•

Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer’s board of directors, rather than shareholders. Proposals to “micro-manage” an issuer’s compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

•

Proposals related to requests, principally from management, for approval of amendments that would alter an issuer’s capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

•	Proposals related to requests for approval of amendments to an issuer’s charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

•	Routine proposals related to requests regarding the formalities of corporate meetings.

•

Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund’s board of directors (rather than its shareholders) is best positioned to set fund policy and oversee management. However, the Committee opposes granting boards of directors authority over certain matters, such as changes to a fund’s investment objective, which the Investment Company Act envisions will be approved directly by shareholders.

•

Proposals related to limiting corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Information about how a Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended November 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

BOSTON ADVISORS, LLC.

PROXY VOTING POLICIES AND PROCEDURES

I.	INTRODUCTION

Under the investment management contracts between Boston Advisors, LLC. (“BA”) and most of our clients, the client retains exclusive voting authority over the securities in the client’s portfolio and we do not have any role in proxy voting. BA assumes responsibility for voting proxies when requested by a client and with respect to clients subject to the Employee Retirement Income Security Act of 1974 (“ERISA”).

II.	STATEMENTS OF POLICIES AND PROCEDURES

A.	Policy Statement. The Investment Advisers Act of 1940, as amended (the “Advisers Act”), requires us to, at all times, act solely in the best interest of our clients. We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe, are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.

While retaining final authority to determine how each proxy is voted, BA has reviewed and determined to follow in most instances the proxy voting policies and recommendations (the “Guidelines”) of Egan-Jones Proxy Services, a proxy research and consulting firm (“Egan-Jones”). Egan-Jones will track each proxy that BA is authorized to vote on behalf of our clients and will make a recommendation to management of BA as how it would vote such proxy in accordance with the Guidelines. Unless otherwise directed by BA, Egan-Jones will instruct Proxy-Edge, a proxy voting firm (“Proxy-Edge”) to vote on such matters on our behalf in accordance with its recommendations. BA will monitor the recommendations from Egan-Jones and may override specific recommendations or may modify the Guidelines in the future.

We have established these Proxy Voting Policies and Procedures in a manner that is generally intended to result in us voting proxies with a view to enhance the value of the securities held in a client’s account. The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility that we believe do not primarily involve financial considerations, we shall abstain from voting or vote against such proposals since it is not possible to represent the diverse views of our clients in a fair and impartial manner. However, all proxy votes are ultimately cast on a case-by-case basis, taking into account the foregoing principal and all other relevant facts and circumstances at the time of the vote.

B.	Conflicts of Interest. If there is determined to be a material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a “potential conflict”) the matter shall be considered by management.

Proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of an annual report/financial statements are presumed not to involve a material conflict of interest. Non-routine proxy proposals are presumed to involve a material conflict of interest, unless BA determines that neither BA nor its personnel have such a conflict of interest. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).

If BA management determines that BA has a material conflict of interest then we shall vote the proxy according to the recommendation of Egan-Jones or, if applicable, the client’s proxy voting policies. BA management also reserves the right to vote a proxy using the following methods:

•	We may obtain instructions from the client on how to vote the proxy.

•

If we are able to disclose the conflict to the client, we may do so and obtain the client’s consent as to how we will vote on the proposal (or otherwise obtain instructions from the client on how the proxy should be voted).

We use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of our senior investment staff actually knew or reasonably should have known of the potential conflict.

C.	Limitations on Our Responsibilities

1.	Limited Value. We may abstain from voting a client proxy if we conclude that the effect on client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

2.	Unjustifiable Costs. We may abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.

3.	Special Client Considerations.

a.	Mutual Funds. We vote proxies of our mutual fund clients subject to the funds’ applicable investment restrictions.

b.	ERISA Accounts. With respect our ERISA clients, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, as well as our duty to avoid prohibited transactions.

4.	Client Direction. If a client has a proxy-voting policy and instructs us to follow it, we will comply with that policy upon receipt except when doing so would be contrary to the client’s economic interests or otherwise imprudent or unlawful. As a fiduciary to ERISA clients, we are required to discharge our duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA), including statements of proxy voting policy. We will, on a best efforts basis, comply with each client’s proxy voting policy. If client policies conflict, we may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account (unless voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

D.	Disclosure. A client for which we are responsible for voting proxies may obtain information from us, via Egan-Jones and Proxy Edge records, regarding how we voted the client’s proxies. Clients should contact their account manager to make such a request.

E.	Review and Changes. We shall from time to time review these Proxy Voting Policies and Procedures and may adopt changes based upon our experience, evolving industry practices and developments in applicable laws and regulations. Unless otherwise agreed to with a client, we may change these Proxy Voting Policies and Procedures from time to time without notice to, or approval by, any client. Clients may request a current version of our Proxy Voting Policies and Procedures from their account manager.

F.	Delegation. We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

G.	Maintenance of Records. We maintain at our principal place of business the records required to be maintained by us with respect to proxies in accordance with the requirements of the Advisers Act and, with respect to our fund clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s EDGAR system. We may also rely upon a third party, such as Egan-Jones or Proxy Edge to maintain certain records required to be maintained by the Advisers Act.

III.	EGAN-JONES PROXY VOTING PRINCIPLES AND GUIDELINES

Attached as Appendix A is the Proxy Voting Principles and Guidelines of Egan-Jones Proxy Services.

Appendix A

EGAN-JONES PROXY SERVICES

PROXY VOTING

PRINCIPLES AND GUIDELINES

Egan-Jones Proxy Voting Principles

Introduction

Our Proxy Voting Principles serve as the background for our Proxy Voting Guidelines, which, in turn, act as general guidelines for the specific recommendations that we make with respect to proxy voting. It is important to recognize that such principles are not intended to dictate but guide. Certain of the principles may be inappropriate for a given company, or in a given situation. Additionally, the principles are evolving and should be viewed in that light. Our principles are and will be influenced by current and forthcoming legislation, rules and regulations, and stock exchange rules. Examples include:

•	the Sarbanes-Oxley Act of 2002 and implementing rules promulgated by the U.S. Securities & Exchange Commission

•	revised corporate governance listing standards of the New York Stock Exchange and resulting SEC rules

•	corporate governance reforms and subsequent proposed rule filings made with the SEC by The NASDAQ Stock Market, Inc. and resulting SEC rules

In general:

•	Directors should be accountable to shareholders, and management should be accountable to directors.

•	Information on the Company supplied to shareholders should be transparent.

•	Shareholders should be treated fairly and equitably according to the principle of one share, one vote.

Principles

A.    Director independence

It is our view that:

•	A two-thirds majority of the Board should be comprised of independent directors.

•	Independent directors should meet alone at regularly scheduled meetings, no less frequently than semi-annually, without the Chief Executive Officer or other non-independent directors present.

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When the Chairman of the Board also serves as the company’s Chief Executive Officer, the Board should designate one independent director to act as a leader to coordinate the activities of the other independent directors.

•	Committees of the Board dealing with the following responsibilities should consist only of independent directors: audit, compensation, nomination of directors, corporate governance, and compliance.

•	No director should serve as a consultant or service provider to the Company.

•	Director compensation should be a combination of cash and stock in the company, with stock constituting a significant component.

In our opinion, an independent director, by definition, has no material relationship with the Company other than his or her directorship. This avoids the potential for conflict of interest. Specifically such director:

•	should not have been employed by the Company or an affiliate within the previous five years;

•	should not be, and should not be affiliated with, a company that is an adviser or consultant to the Company or affiliate, or to a member of the Company’s senior management;

•	should not be affiliated with a significant customer or supplier of the Company or affiliate;

•	should have no personal services contract with the Company or affiliate, or a member of senior management;

•	should not be affiliated with a not-for-profit organization that receives significant contributions from the Company or affiliate;

•	within the previous five years, should not have had any business relationship with the Company or affiliate which required disclosure in the Company’s Form 10-K;

•	should not be employed by a public company at which an executive officer of the Company serves as a director;

•	should not be a member of the immediate family of any person described above.

B.    Board operating procedures

•	The Board should adopt a written statement of its governance principles, and regularly re-evaluate them.

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Independent directors should establish performance criteria and compensation incentives for the Chief Executive Officer, and regularly review his or her performance against such criteria. Such criteria should align the interests of the CEO with those of shareholders, and evaluate the CEO against peer groups.

•	The independent directors should be provided access to professional advisers of their own choice, independent of management.

•	The Board should have a CEO succession plan, and receive periodic reports from management on the development of other members of senior management.

•	Directors should have access to senior management through a designated liaison person.

•	The Board should periodically review its own size, and determine the appropriate size.

C.    Requirements for individual directors

We recommend that:

•	The Board should provide guidelines for directors serving on several Boards addressing competing commitments.

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The Board should establish performance criteria for itself and for individual directors regarding director attendance, preparedness, and participation at meetings of the Board and of committees of the Board, and directors should perform satisfactorily in accordance with such criteria in order to be re-nominated.

D.    Shareholder rights

•	A simple majority of shareholders should be able to amend the company’s bylaws, call special meetings, or act by written consent.

•	In the election of directors, there should be multiple nominees for each seat on the Board.

•	“Greenmail” should be prohibited.

•	Shareholder approval should be required to enact or amend a “poison pill” (i.e., “shareholder rights”) plan.

•	Directors should be elected annually.

•	The Board should ordinarily implement a shareholder proposal that is approved by a majority of proxy votes.

•	Shareholders should have effective access to the director nomination process.

Egan-Jones Proxy Voting Guidelines

Consistent with the above-listed principles, the proxy voting guidelines outlined below are written to guide the specific recommendations that we make to our clients. Ordinarily, we do not recommend that clients ABSTAIN on votes; rather, we recommend that they vote FOR or AGAINST proposals (or, in the case of election of directors, that they vote FOR ALL nominees, AGAINST the nominees, or that they WITHHOLD votes for certain nominees). In the latter instance, the recommendation on our report takes the form ALL, EXCEPT FOR and lists the nominees from whom votes should be withheld.

Whether or not the guideline below indicates “case-by-case basis,” every case is examined to ensure that the recommendation is appropriate.

Board of Directors

Election of Directors in Uncontested Elections

Case-by-case basis, examining composition of board and key board committees, attendance history, corporate governance provisions and takeover activity, long-term company financial performance relative to a market index, directors’ investment in the company, etc.

WITHHOLD votes for nominees who:

are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees are inside directors and sit on the Audit, Compensation, or Nominating committees are inside directors and the company does not have Audit, Compensation, or Nominating committees attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

ignore a shareholder proposal that is approved by a majority of the shares outstanding ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years fail to act on takeover offers where the majority of the shareholders have tendered their shares implement or renew a “dead-hand” or modified “dead-hand” poison pill sit on more than four boards

Separating Chairman and CEO

Case-by-case basis on shareholder proposals requiring that positions of chairman and CEO be held separately.

Independent Directors

FOR shareholder proposals asking that a two-thirds majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

Case-by-case basis on proposals asking that the Chairman be independent.

Stock Ownership Requirements

AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term Limits

AGAINST shareholder proposals to limit tenure of outside directors.

Age Limits

AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Director and Officer Indemnification and Liability

Case-by-case basis on director and officer indemnification and liability, using Delaware law as the standard.

AGAINST proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

Charitable Contributions

AGAINST proposals regarding charitable contributions.

Proxy Contests (Contested Elections)

Election of Directors in Contested Elections

Case-by-case basis for voting for directors in contested elections, considering long-term financial performance of the target company relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees on both slates, evaluation of what each side is offering shareholders as well as likelihood that proposed objectives and goals will be met, and stock ownership positions.

Reimburse Proxy Solicitation Expenses

Case-by-case basis for reimbursement of proxy solicitation expenses. FOR reimbursing proxy solicitation expenses where EGAN-JONES recommends in favor of the dissidents.

Auditors

Ratifying Auditors

FOR proposals to ratify auditors, unless:

Non-audit fees exceed 50% of total fees.

Auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Proxy Contest Defenses

Classified Board vs. Annual Election

AGAINST proposals to classify the board.

FOR proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.

Removal of Directors

AGAINST proposals that provide that directors may be removed only for cause.

FOR proposals to restore shareholder ab ility to remove directors with or without cause.

AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

FOR proposals to eliminate cumulative voting.

Calling Special Meetings

AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Acting by Written Consent

AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

FOR proposals to allow or make easier shareholder action by written consent.

Altering Size of the Board

FOR proposals to fix the size of the board.

AGAINST proposals that give management the ability to alter size of the board without shareholder approval.

Tender Offer Defenses

“Poison Pills”

FOR shareholder proposals that ask the company to submit its “poison pill” for shareholder ratification.

Case-by-case basis for shareholder proposals to redeem a company’s existing “poison pill.”

Case-by-case basis for management proposals to ratify a “poison pill.”

Fair Price Provisions

Case-by-case basis for adopting fair price provisions, considering vote required to approve the proposed acquisition, vote required to repeal the fair price provision, and mechanism for determining the fair price.

AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

“Greenmail”

FOR proposals to adopt anti-”greenmail” charter or bylaw amendments or otherwise restrict the company’s ability to make “greenmail” payments.

Case-by-case basis for anti-”greenmail” proposals which are bundled with other charter or bylaw amendments.

“Pale Greenmail”

Case-by-case basis for restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Requirement to Amend Charter or Bylaws

AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

Supermajority Requirement to Approve Mergers

AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Placement of Equity with “White Squire”

FOR shareholder proposals to require approval of “blank check preferred stock” issues for other than general corporate purposes.

Other Governance Proposals

Confidential Voting

FOR shareholder proposals that request that the company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

FOR management proposals to adopt confidential voting.

Equal Access

FOR shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Bundled Proposals

Case-by-case basis for bundled or “conditioned” proxy proposals. Where items are conditioned upon each other, examine benefits and costs. AGAINST in instances when the joint effect of the conditioned items is not in shareholders’ best interests. FOR if the combined effect is positive.

Shareholder Advisory Committees

Case-by-case basis for establishing a shareholder advisory committee.

Capital Structure

Common Stock Authorization

Case-by case basis for increasing the number of shares of common stock authorized for issuance.

AGAINST increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

Stock Distributions: Splits and Dividends

FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and company’s returns to shareholders.

Reverse Stock Splits

FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Case-by-case basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issuance.

Preferred Stock

AGAINST proposals authorizing creation of new classes of “blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights.

FOR proposals to create “blank check preferred stock” in cases when the company specifically states that the stock will not be used as a takeover defense.

FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms are reasonable.

Case-by-case basis on proposals to increase the number of “blank check preferred shares” after analyzing the number of preferred shares available for issuance considering the industry and company’s returns to shareholders.

“Blank Check Preferred Stock”

FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.

Adjustments to Par Value of Common Stock

FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Case-by-case basis on shareholder proposals that seek preemptive rights, considering size of the company and shareholder characteristics.

Debt Restructurings

Case-by-case basis on proposals to increase number of common and/or preferred shares and to issue shares as part of a debt restructuring plan, considering dilution, any resulting change in control.

FOR proposals that facilitate debt restructurings except where signs of self-dealing exist.

Share Repurchase Programs

FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Tracking Stock

Case-by-case basis for creation of tracking stock, considering the strategic value of the transaction vs. adverse governance changes, excessive increases in authorized stock, inequitable distribution method, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives, such as spin-offs.

Compensation of Officers and Directors

Case-by-case basis for director and officer compensation plans.

Management Proposals Seeking Approval to Re-price Options

Case-by-case basis on management proposals seeking approval to re-price options.

Director Compensation

Case-by-case basis on stock-based plans for directors.

Employee Stock Purchase Plans

Case-by-case basis on employee stock purchase plans.

Amendments that Place a Maximum limit on Annual Grants or Amend

Administrative Features

FOR plans that amend shareholder-approved plans to include administrative features or place maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).

Amendments to Added Performance-Based Goals

FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions

Under OBRA

Case-by-case basis on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m).

Approval of Cash or Cash & Stock Bonus Plans

FOR cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.

Limits on Director and Officer Compensation

FOR shareholder proposals requiring additional disclosure of officer and director compensation.

Case-by-case basis for all other shareholder proposals seeking limits on officer and director compensation.

“Golden Parachutes” and “Tin Parachutes”

FOR shareholder proposals to have “golden and tin parachutes” submitted for shareholder ratification.

Case-by-case basis on proposals to ratify or cancel “golden or tin parachutes.”

Employee Stock Ownership Plans (ESOPs)

FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

FOR proposals to implement a 401(k) savings plan for employees.

State of Incorporation

State Takeover Statutes

Case-by-case basis on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-“greenmail” provisions, and disgorgement provisions).

Reincorporation Proposals

Case-by-case basis on proposals to change the company’s state of incorporation.

Business Combinations and Corporate Restructurings

Mergers and Acquisitions

Case-by-case basis on mergers and acquisitions, considering projected financial and operating benefits, offer price, prospects of the combined companies, negotiation process, and changes in corporate governance.

Corporate Restructuring

Case-by-case basis on corporate restructurings, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

Spin-offs

Case-by-case basis on spin-offs, considering tax and regulatory advantages, planned use of proceeds, market focus, and managerial incentives.

Asset Sales

Case-by-case basis on asset sales, considering impact on the balance sheet and working capital, and value received.

Liquidations

Case-by-case basis on liquidations considering management’s efforts to pursue alternatives, appraisal value, and compensation for executives managing the liquidation.

Appraisal Rights

FOR providing shareholders with appraisal rights.

Mutual Fund Proxies

Election of Directors

Case-by-case basis for election of directors, considering board structure, director independence, director qualifications, compensation of directors within the fund and the family of funds, and attendance at board and committee meetings.

WITHHOLD votes for directors who:

are interested directors and sit on key board committees (Audit, Nominating or Compensation committees)

are interested directors and the company does not have one or more of the following committees: Audit, Nominating or Compensation.

attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

ignore a shareholder proposal that is approved by a majority of shares outstanding ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years sit on more than 10 fund boards

serve as Chairman but are not independent (e.g. serve as an officer of the fund’s advisor)

Converting Closed-end Fund to Open-end Fund

Case-by-case basis for conversion of closed-end fund to open-end fund, considering past performance as a closed-end fund, market in which the fund invests, measures taken by the board to address the market discount, and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Case-by-case basis on proxy contests, considering past performance, market in which fund invests, and measures taken by the board to address issues raised, past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Case-by-case basis on investment advisory agreements, considering proposed and current fee schedules, fund category and investment objective, performance benchmarks, share price performance relative to that of peers; and magnitude of any fee increase.

New Classes or Series of Shares

FOR creating new classes or series of shares.

Preferred Stock Authorization

Case-by-case basis for authorization for or increase in preferred shares, considering financing purpose and potential dilution for common shares.

1940 Act Policies

Case-by-case basis for 1940 Act policies, considering potential competitiveness, regulatory developments, current and potential returns, and current and potential risk.

Changing a Fundamental Restriction to a Non-fundamental Restriction

Case-by-case basis on changing fundamental restriction to non-fundamental restriction, considering fund’s target investments, reasons for change, and projected impact on portfolio.

Changing Fundamental Investment Objective to Non-fundamental

AGAINST proposals to change the fund’s fundamental investment objective to non-fundamental.

Name Rule Proposals

Case-by-case basis for name rule proposals, considering the following factors: political/economic changes in target market; bundling with quorum requirements or with changes in asset allocation, and consolidation in the fund’s target market.

Disposition of Assets, Termination, Liquidation

Case-by-case basis for disposition of assets, termination or liquidation, considering strategies employed, company’s past performance, and terms of liquidation.

Charter Modification

Case-by-case basis for changes to the charter, considering degree of change, efficiencies that could result, state of incorporation, and regulatory standards and implications.

Change of Domicile

Case-by-case basis for changes in state of domicile, considering state regulations of each state, required fundamental policies of each state; and the increased flexibility available.

Change in Sub-classification

Case-by-case basis for change in sub-classification, considering potential competitiveness, current and potential returns, risk of concentration, and industry consolidation in the target industry.

Authorizing Board to Hire and Terminate Sub-advisors without

Shareholder Approval

AGAINST authorizing the board to hire and terminate sub-advisors without shareholder approval

Distribution Agreements

Case-by-case basis for approving distribution agreements, considering fees charged to comparably sized funds with similar objectives, proposed distributor’s reputation and past performance, and competitiveness of fund in industry.

Master-Feeder Structure

FOR establishment of a master-feeder structure.

Changes to Charter

Case-by-case basis for changes to the charter, considering degree of change implied by the proposal, resulting efficiencies, state of incorporation, and regulatory standards and implications.

Mergers

Case-by-case basis for proposed merger, considering resulting fee structure, performance of each fund, and continuity of management.

Shareholder Proposals

Independent Directors

FOR shareholder proposals asking that a three-quarters majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

For proposals asking that the Chairman be independent.

Establish Director Ownership Requirement

AGAINST establishing a director ownership requirement.

Reimbursement of Shareholder for Expenses Incurred

Case-by-case basis for reimbursing proxy solicitation expenses.

FOR reimbursing proxy solicitation expenses in cases where EGAN-JONES recommends in favor of the dissidents.

Terminate the Investment Advisor

Case-by-case basis for terminating the investment advisor, considering fund’s performance and history of shareholder relations.

Social Issues

Energy and Environment

AGAINST on proposals that request companies to follow the CERES Principles.

FOR reports that seek additional information, particularly when it appears company has not adequately addressed shareholders’ environmental concerns.

South Africa

AGAINST on proposals related to South Africa.

FOR reports that seek additional information such as the amount of business that could be lost by conducting business in South Africa.

Northern Ireland

AGAINST on proposals related to the MacBride Principles.

FOR reports that seek additional information about progress being made toward eliminating employment discrimination, particularly when it appears company has not adequately addressed shareholder concerns.

Military Business

AGAINST on defense issue proposals.

FOR reports that seek additional information on military related operations, particularly when company has been unresponsive to shareholder requests.

Maquiladora Standards and International Operations Policies

AGAINST on proposals relating to the Maquiladora Standards and international operating policies.

FOR reports on international operating policy issues, particularly when it appears company has not adequately addressed shareholder concerns.

World Debt Crisis

AGAINST on proposals dealing with Third World debt.

FOR reports on Third World debt issues, particularly when it appears company has not adequately addressed shareholder concerns.

Equal Employment Opportunity and Discrimination

AGAINST on proposals regarding equal employment opportunities and discrimination.

FOR reports that seek additional information about affirmative action efforts, particularly when it appears company has been unresponsive to shareholder requests.

Animal Rights

AGAINST on proposals that deal with animal rights.

Product Integrity and Marketing

AGAINST on ceasing production of socially questionable products.

FOR reports that seek additional information regarding product integrity and marketing issues, particularly when it appears companies have been unresponsive to shareholder requests.

Human Resources Issues

AGAINST on proposals regarding human resources issues.

FOR reports that seek additional information regarding human resources issues, particularly when it appears companies have been unresponsive to shareholder requests.

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.	INTRODUCTION

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

These Proxy Voting Guidelines (“the Guidelines”) reflect Calvert’s view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility. The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

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Long-Term Value.    Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

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Accountability.    Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

•	Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

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When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

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When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

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When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Global Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.	CORPORATE GOVERNANCE

A.	Board and Governance Issues

Board of Directors

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries — for example, France, Germany, and Austria — that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert’s goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

•	The Fund advisor will oppose slates of directors without at least a majority of independent directors.

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The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.

•	The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

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The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

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The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

•	The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

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The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•	The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

Contested Election of Directors

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•	The Fund advisor will evaluate on case-by-case basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

•	The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•	The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

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The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

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The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•	The Fund advisor will ordinarily oppose supermajority vote requirements.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•	The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•	The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•	The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director’s liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

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The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

•	The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

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The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Cumulative Voting

Cumulative voting allows shareowners to “stack” their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•	The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners — often a majority of shareowners — to exercise influence over the governance of the corporation. This in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

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The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

Limit Directors’ Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•	Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•	The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•	The Fund advisor will oppose excessive awards of stock or stock options to directors.

Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert’s view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings). A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

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The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•	The Fund Advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

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The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•	The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

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The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

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The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the United States accounting scandal. In fact there are approximately forty different codes in the EU member countries alone. However, the common thread throughout all of these codes is that shareowners want their companies to be transparent.

•	The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•	The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

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The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•	The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.

•	The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

•	The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

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The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options — particularly when used as a key component of executive compensation — take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert’s view that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•	The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B. Executive and Employee Compensation

According to the 13th Annual CEO Compensation Survey from the Institute for Policy Studies and United For a Fair Economy published in August 2006, since CEO-worker pay gap was first tracked in 1990, the ratio has increased from 107-to-1 to 411-to-1 in 2005. “Today’s gap is nearly 10 times as large as the 1980 ratio of 42-to-1, calculated by Business Week. If the minimum wage had risen at the same pace as CEO pay since 1990, it would be worth $22.61 today, rather than the actual $5.15.”

The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Management Compensation

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The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation — including salaries, option awards, bonuses, and restricted stock grants — of top management and the Board of Directors.

Compensation for CEO, Executive, Board and Management

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The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

Formation and Independence of Compensation Review Committee

•	The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies’ financial fortunes. In 2006, the Securities and Exchange Commission began examining patterns of granting stock options that rendered the options favorable through backdating. For these reasons investors have long questioned whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

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The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

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The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.

•	The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.

•	The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•	The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing be submitted for shareholder approval.

•	The Fund advisor will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•	The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

Employee Stock Ownership Plan (ESOPs)

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The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Pay Equity

•	The Fund advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

•	The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

•	The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

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The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners — whom directors are supposed to represent — are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•	The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from “jumping ship” during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

•	The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

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The Fund advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•	The Fund adviser will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company’s stakeholders.

•	The Fund advisor will support proposals that consider non-financial impacts of mergers.

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The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social and environmental performance.

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The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•	The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

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The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares. This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•	The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

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The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

III.	CORPORATE SOCIAL RESPONSIBILITY

A.	Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Increasingly investors see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

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The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•	The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.	Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

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The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

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The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.

•	The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

CERES Principles

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management’s response to each of the points raised in the CERES Principles.

•	The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming — including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective — and often cost-saving — steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose, using guidelines such as those prepared by the Carbon Disclosure Project. This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

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The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•	The Fund advisor will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•	The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water Use

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities in areas of water scarcity.

•	The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to water use.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

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The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•	The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.	Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•	The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•	The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•	The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other “sweatshop” practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

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The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace — denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•	The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

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The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

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The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

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The Fund advisor will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•	The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

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The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•	The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.	International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the Voluntary Principles on Security and Human Rights, and the MacBride Principles. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

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The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations and investments in countries with repressive regimes.

•	The fund will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.

•	The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•	The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•	The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions. In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

•	The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.

•

The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•

The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•

The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.	Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

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The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

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The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.	Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•

The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•	The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•	The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•	The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•	The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

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The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•	The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

•	The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.	Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•	The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.	Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

•	The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•	The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•	The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•	The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•	The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.	Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

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The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•	The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

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The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J.	Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific social criteria. In addition to actions taken pursuant to the fund’s Conflict of Interest Policy, Calvert Social Research Department (“CSRD”) will report to the Boards on issues not covered by these guidelines as they arise.

IV.	CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above.

Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.

Revised September 2002.

Revised June 2003.

Revised August 2004.

Approved December 2004.

Revised January 2008.

Approved March 2008.

CAPITAL GUARDIAN TRUST COMPANY

Proxy Voting Policy and Procedures

Policy

Capital Guardian Trust Company (“CGTC”) provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments and registered investment companies. CGTC’s Personal Investment Management Division (“PIM”) provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote the proxies of securities held by clients in accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC’s clients.

Fiduciary Responsibility and Long-term Shareholder Value

CGTC’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors which would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and CGTC’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day to day operations, CGTC believes that management, subject to the oversight of its board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.

Special Review

From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.

Procedures

Proxy Review Process

Associates in CGTC’s proxy voting department, are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.

The proxy voting department reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items.

All other items are voted in accordance with the decision of the analyst, portfolio managers, the appropriate proxy voting committee or the full investment committee(s) depending on parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of CGTC’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.

CGTC seeks to vote all of its clients’ proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.

CGTC will periodically review voting reports to ascertain, where possible, that votes were cast in accordance with voting instructions.

Proxy Voting Guidelines

CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

CGTC’s general positions related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues are reflected below.

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Corporate governance.    CGTC supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

•

Capital structure.    CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as anti-takeover devices, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

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Stock option compensation plans.    CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans CGTC considers, among other things, the following information, to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

•	Corporate Social responsibility. CGTC votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.

Special Review Procedures

If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.

Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC’s parent company), are deemed to be “Interested Clients”. Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee (“SRC”). The SRC, reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of CGTC’s clients. Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from CGTC’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department.

Any other proxy will be referred to the SRC if facts or circumstances warrant further review.

In cases where CGTC has discretion to vote proxies for shares issued by an affiliated mutual fund, CGTC will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom CGTC does not have discretion to vote proxies.

CGTC’s Proxy Voting Record

Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which CGTC has proxy voting authority.

Annual Assessment

CGTC will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy and procedures.

Effective Date

This policy is effective as of November 21, 2007.

CAYWOOD-SCHOLL CAPITAL MANAGEMENT, LLC

PROXY VOTING GUIDELINES AND PROCEDURES

March 31, 2008

POLICY STATEMENT

Caywood-Scholl Capital Management (“CSCM”) exercises our proxy voting responsibilities as a fiduciary. As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients. Our guidelines are designed to meet applicable fiduciary standards. All votes submitted by CSCM on behalf of its clients are not biased by other clients of CSCM. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.

Caywood-Scholl’s Proxy Committee, including investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. These guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to these Guidelines. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss these instances. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services. The Proxy Committee will meet annually to review these guidelines and determine whether any revisions are appropriate.

VOTING PROCEDURE

Caywood-Scholl has delegated the voting of all proxies to RCM Capital Management LLC (“RCM”). The voting of all proxies is conducted by RCM’s Proxy Specialist in consultation with RCM’s Proxy Committee consisting representatives from the Research Department, Portfolio Management Team (PMT), the Legal and Compliance Department, and the Proxy Specialist. The Proxy Specialist performs the initial review of the proxy statement, third-party proxy research provided by ISS, and other relevant material, and makes a vote decision in accordance with Caywood-Scholl’s Proxy Voting Guidelines. In situations where the Proxy Voting Guidelines do not give clear guidance on an issue, the Proxy Specialist will, at his or her discretion, consult Caywood-Scholl’s Proxy Committee for a final decision.

RCM retains a third-party proxy voting service, Institutional Shareholder Services, Inc. (ISS), to assist us in processing proxy votes in accordance with Caywood-Scholl’s vote decisions. ISS is responsible for notifying RCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, and contacting custodian banks to request missing proxies. ISS sends the proxy vote instructions provided by RCM to the appropriate tabulator. ISS provides holdings reconciliation reports on a monthly basis, and vote summary reports for clients on a quarterly or annual basis.

RCM forwards to Caywood-Scholl for review all applicable proxy voting records and maintain on site the proxy materials used in the vote process on site for at least one year.

RESOLVING CONFLICTS OF INTEREST

CSCM may have conflicts that can affect how it votes its clients’ proxies. For example, CSCM may manage a pension plan whose management is sponsoring a proxy proposal. CSCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, CSCM may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, CSCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Committee shall be responsible for addressing how CSCM resolves such material conflicts of interest with its clients.

COST-BENEFIT ANALYSIS INVOLVING VOTING PROXIES

CSCM shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, CSCM may refrain from voting a proxy on behalf of its clients’ accounts.

In addition, CSCM may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, CSCM believes the benefit to its clients of exercising voting rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required CSCM generally abstains from voting.

CSCM will not be able to vote securities on loan under securities lending arrangements into which CSCM’s clients have entered. However, under rare circumstances, for voting issues that may have a significant impact on the investment, and if the client holds a sufficient number of shares to have a material impact on the vote, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities.

PROXY VOTING GUIDELINES

ORDINARY BUSINESS

ORDINARY BUSINESS MATTERS: CASE-BY-CASE

CSCM votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.

Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis. Proposals that are not clearly defined other than to transact “other business,” will be voted AGAINST, to prevent the passage of significant measures without our express oversight.

AUDITORS

RATIFICATION OF AUDITORS: CASE-BY-CASE

CSCM generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

CSCM will review, on a case-by-case basis, instances in which the audit firm has substantial non-audit relationships with the company, to determine whether we believe independence has been compromised.

SHAREHOLDER PROPOSALS REGARDING ROTATION OF AUDITORS: GENERALLY FOR

CSCM generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.

SHAREHOLDER PROPOSALS REGARDING AUDITOR INDEPENDENCE: CASE-BY-CASE

CSCM will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.

BOARD OF DIRECTORS

ELECTION OF DIRECTORS: CASE-BY-CASE

Votes on director nominees are made on a case-by-case basis. CSCM favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value. CSCM also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed. When available information demonstrates a conflict of interest or a poor performance record for specific candidates, CSCM may withhold votes from director nominees.

MAJORITY VOTE REQUIREMENT FOR THE ELECTION OF DIRECTORS: CASE-BY-CASE

CSCM evaluates proposals to require a majority vote for the election of directors, on a case-by-case basis. CSCM generally supports binding and non-binding (advisory) proposals to initiate a change in the vote threshold requirement for board nominees, as we believe this may bring greater director accountability to shareholders. Exceptions may be made for companies with policies that provide for a meaningful alternative to a full majority-voting standard.

CLASSIFIED BOARDS: AGAINST

Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term. Each year one of the groups of directors is nominated for re-election and serves a three-year term. CSCM generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment. CSCM will vote FOR shareholder proposals to de-classify the board of directors.

CHANGING SIZE OF BOARD: CASE-BY-CASE

CSCM votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members. We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.

MAJORITY OF INDEPENDENT DIRECTORS ON BOARD: CASE-BY-CASE

CSCM considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis. CSCM generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors. Exceptions are made for companies with a controlling shareholder and for boards with very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.

MINIMUM SHARE OWNERSHIP BY THE BOARD: AGAINST

Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, CSCM does not support resolutions that would require directors to make a substantial investment which would effectively exclude them from accepting directorships for purely financial reasons.

LIMIT TENURE OF DIRECTORS: AGAINST

CSCM does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service. We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.

DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION: CASE-BY-CASE

CSCM votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. CSCM will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness. If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and if only the director’s legal expenses would be covered, CSCM may vote FOR expanded coverage.

SEPARATE CHAIRMAN/CHIEF EXECUTIVE OFFICER: CASE-BY-CASE

CSCM votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company. CSCM generally votes

FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO’s decisions. We are, however, willing to accept a combined title for companies whose outside directors hold regularly-scheduled non-management meetings with a powerful and independent Lead Director.

DIVERSITY OF THE BOARD OF DIRECTORS: CASE-BY-CASE

CSCM reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis. CSCM generally votes FOR requests for reports on the company’s efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.

EXECUTIVE AND DIRECTOR COMPENSATION

STOCK INCENTIVE PLANS: CASE-BY-CASE

CSCM reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders. We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors. We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.

CSCM utilizes research from a third-party proxy voting service (ISS) to assist us in analyzing all details of a proposed stock incentive plan. Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.

SHAREHOLDER PROPOSALS REGARDING OPTIONS EXPENSING: FOR

CSCM generally votes FOR shareholder proposals requesting companies to disclose the cost of stock options as an expense on their income statement, to clarify the company’s earnings and profitability to shareholders.

CASH BONUS PLANS (OBRA RELATED): CASE-BY-CASE

CSCM considers Omnibus Budget and Reconciliation Act (OBRA) Cash Bonus Plan proposals on a case-by-case basis. OBRA regulations require companies to secure shareholder approval for their performance-based cash or cash and stock bonus plans to preserve the tax deduction for bonus compensation exceeding OBRA’s $1 million cap.

The primary objective of such proposals is to avoid tax deduction limitations imposed by Section 162(m) of the Internal Revenue Code, and CSCM will generally vote FOR plans that have appropriate performance targets and measures in place.

In cases where plans do not meet acceptable standards or we believe executives are over compensated in the context of shareholder value creation, CSCM may vote AGAINST the cash bonus plan, and may withhold votes from compensation committee members.

ELIMINATE NON-EMPLOYEE DIRECTOR RETIREMENT PLANS: FOR

CSCM generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value. Additionally, such benefits are often redundant, since many directors receive pension benefits from their primary employer.

EMPLOYEE STOCK PURCHASE PLANS: CASE-BY-CASE

Employee Stock Purchase Plans give employees the opportunity to purchase stock of their company, primarily through payroll deductions. Such plans provide performance incentives and lead employees to identify with shareholder interests.

Qualified employee stock purchase plans qualify for favorable tax treatment under Section 423 of the Internal Revenue Code. CSCM will vote FOR Qualified Employee Stock Purchase Plans that include: (1) a purchase price of at least 85 percent of fair market value, and (2) an offering period of 27 months or less, and (3) voting power dilution (percentage of outstanding shares) of no more than 10 percent.

For Nonqualified Employee Stock Purchase Plans, companies provide a match to employees’ contributions, instead of a discount in stock price. Provided the cost of the plan is not excessive, CSCM generally votes FOR non-qualified plans that include: (1) broad-based participation (2) limits on employee contribution (3) company matching contribution up to 25 percent of the employee’s contribution (4) no discount on stock price on the date of purchase.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE PAY: CASE-BY-CASE

CSCM generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

CSCM votes FOR proposals requesting that at least a significant portion of the company’s awards are performance-based. Preferably, performance measures should include long term growth metrics.

CSCM votes FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.

CSCM votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.

All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

EXECUTIVE SEVERANCE AGREEMENTS (GOLDEN PARACHUTES): CASE-BY-CASE

CSCM votes FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis. CSCM will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.

CAPITAL STRUCTURE

CAPITAL STOCK AUTHORIZATIONS: CASE-BY-CASE

CSCM votes proposals for an increase in authorized shares of common or preferred stock on a case-by-case basis, after analyzing the company’s industry and performance in terms of shareholder returns. We generally vote AGAINST stock increases that are greater than 100 percent, unless the company has provided a specific reason for the increase. We will also vote AGAINST proposals for increases in which the stated purpose is to reserve additional shares to implement a poison pill. (Note: see page 10, for more on preferred stock).

STOCK SPLITS AND DIVIDENDS: CASE-BY-CASE

CSCM generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is not excessive. We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.

MERGERS AND CORPORATE RESTRUCTURING

MERGERS AND RESTRUCTURINGS: CASE-BY-CASE

A merger, restructuring, or spin-off in some way affects a change in control of the company’s assets. In evaluating the merit such transactions, CSCM will consider the terms of each proposal and will analyze the potential long-term value of the investment. CSCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.

PREVENT A COMPANY FROM PAYING GREENMAIL: FOR

Greenmail is the payment a corporate raider receives for his/her shares. This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders. CSCM will generally vote FOR anti-greenmail provisions.

FAIR PRICE PROVISION: AGAINST

Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision. An acquirer may avoid such a pricing requirement by obtaining the support of holders of at least a majority of disinterested shares. Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.

CSCM will vote AGAINST fair price provisions, if the shareholder vote requirement, imbedded in the provision, is greater than a majority of disinterested shares.

CSCM will vote FOR shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.

STATE ANTITAKEOVER STATUTES: CASE-BY-CASE

CSCM evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.

REINCORPORATION: CASE-BY-CASE

CSCM will evaluate reincorporation proposals case-by-case and will consider a variety of factors including the impact reincorporation might have on the longer-term valuation of the stock, the quality of the company’s financial disclosure, the impact on current and potential business with the U.S. government,

M&A opportunities and the risk of being forced to reincorporate in the future. CSCM generally supports reincorporation proposals for valid business reasons such as reincorporating in the same state as its corporate headquarters.

ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES

POISON PILLS: CASE-BY-CASE

CSCM votes AGAINST poison pills or (or shareholder rights plans) proposed by a company’s management. Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareholder approval.

CSCM will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.

DUAL CLASS CAPITALIZATION WITH UNEQUAL VOTING RIGHTS: CASE-BY-CASE

CSCM will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders. CSCM will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.

BLANK CHECK PREFERRED STOCK: CASE-BY-CASE

Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the Board of Directors when issued. Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings. On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.

CSCM generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense. We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.

CSCM will vote FOR proposals to authorize preferred stock, in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

SUPERMAJORITY VOTING PROVISIONS: AGAINST

Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority. Generally supermajority provisions require at least 2/3 affirmative vote for passage of issues.

CSCM votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.

CUMULATIVE VOTING: CASE-BY-CASE

Cumulative voting allows shareholders to “stack” their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation. CSCM evaluates management proposals regarding cumulative voting, on a case-by-case basis. For companies that do not have a record of strong corporate governance policies, we will generally vote FOR shareholder proposals to restore or provide for cumulative voting.

SHAREHOLDER ACTION BY WRITTEN CONSENT: CASE-BY-CASE

Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.

CSCM will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.

SHAREHOLDER’S RIGHT TO CALL SPECIAL MEETING: FOR

CSCM votes FOR proposals to restore or expand shareholder rights to call special meetings. We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.

CONFIDENTIAL VOTING: FOR

CSCM votes for shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management. Furthermore, CSCM maintains records which allow our clients to have access to our voting decisions.

SOCIAL AND ENVIRONMENTAL ISSUES

SHAREHOLDER PROPOSALS REGARDING SOCIAL AND ENVIRONMENTAL ISSUES: CASE-BY-CASE

In evaluating social and environmental proposals, CSCM first determines whether the issue should be addressed on a company-specific basis. Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, CSCM recommends voting against the proposal. Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions. While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.

CSCM considers the following factors in evaluating proposals that address social and environmental issues:

•	Cost to implement proposed requirement

•	Whether any actual abuses exist

•	Whether the company has taken any action to address the problem

•	The extent, if any, to which the proposal would interfere with the day-to-day management of the company.

CSCM generally supports proposals that encourage corporate social responsibility. However, CSCM does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company. In the absence of compelling evidence that a proposal will have a positive economic impact, CSCM believes that these matters are best left to the judgment of management.

SIGN OR ENDORSE THE CERES PRINCIPLES: CASE-BY-CASE

The CERES Principles represent a voluntary commitment of corporations to continued environmental improvement beyond what is required by government regulation. CERES was formed by the Coalition of Environmentally Responsible Economies in the wake of the March 1989 Exxon Valdez oil spill, to address environmental issues such as protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Endorsers of the CERES Principles are required to pay annual fees based on annual revenue of the company.

CSCM generally supports shareholder requests for reports on activities related to the goals of the CERES Principles or other in-house environmental programs. Proposals to adopt the CERES Principles are voted on a case-by-case basis, taking into account the company’s current environmental disclosure, its environmental track record, and the practices of peer companies.

ENVIRONMENTAL REPORTING: FOR

CSCM generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder’s environmental concerns.

NORTHERN IRELAND (MACBRIDE PRINCIPLES): CASE-BY-CASE

The MacBride Principles are aimed at countering anti-Catholic discrimination in employment in the British state of Northern Ireland. These principles require affirmative steps to hire Catholic workers and promote them to management positions, to provide job security and to eliminate inflammatory religious emblems. Divestment of stock is not called for under these principles. CSCM takes the following factors into consideration regarding Northern Ireland resolutions:

•	Whether any discrimination charges have been filed against the subject company within the past year;

•	Whether the subject company has subscribed to the Fair Employment Agency’s, “Declaration of Principle and Intent.” (Northern Ireland governmental regulations); and

•	Whether potentially offensive material is not allowed in the work area (flags, posters, etc.).

DAVIS SELECTED ADVISERS, LP

(“Davis Advisors”)

PROXY VOTING POLICIES AND PROCEDURES

Amended as of June 2, 2006

I.	Introduction

Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

II.	Guiding Principles

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:

Creating Value for Existing Shareholders.    The most important factors that we consider in evaluating proxy issues are: (i) the Company’s or management’s long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a)	Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. Davis Advisors’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b)	Allow responsible management teams to run the business. Because we try generally to invest with “owner oriented” managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management’s ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

(c)	Preserve and expand the power of shareholders in areas of corporate governance. Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

(d)	Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.

Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, “Detailed Proxy Voting Policies” provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

III.	Fiduciary Duties of Care and Loyalty

Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.

When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of “care” and “loyalty”:

(1)	The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.

(2)	The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client’s interest to Davis Advisors’ own interests.

IV.	Detailed Proxy Voting Policies

Section II, “Guiding Principles” describe Davis Advisors’ pre-determined proxy voting policies. Exhibit A, Detailed Proxy Voting Policies provides greater insight into specific factors which Davis Advisors may sometimes consider.

V.	Ensuring Proxies are Voted

The Chief Compliance Officer is responsible for monitoring corporate actions and voting client proxies if Davis Advisors has been assigned the right to vote the proxies.

Scope.    If a client has not authorized Davis Advisors to vote its proxies, then these Policies and Procedures shall not apply to that client’s account. The scope of Davis Advisors’ responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors’ contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.

Cost/Benefit Analysis.    Davis Advisors is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client’s best interest, such as when Davis Advisors determines that the cost of voting the proxy exceeds the expected benefit to the client. Davis Advisors shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company’s shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients’ holdings.

Practical Limitations Relating To Proxy Voting.    While Davis Advisors uses it best efforts to vote proxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).

Errors by Proxy Administrators.    Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis’ Advisors’ control to prevent or correct.

Record of Voting

The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.

VI.	Identifying and Resolving Potential Conflicts of Interest

Potential Conflicts of Interest

A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors’ interests and those of its clients, Davis Advisors will consider:

(1)	Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or

(2)	Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.

Identifying Potential Conflicts of Interest

The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

Assessing Materiality.    Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. A conflict will be deemed material If (i) Davis Advisors’ clients control more than 2 1/2% of the voting company’s eligible vote; and (ii) more than 2 1/2% of Davis Advisors’ assets under management are controlled by the voting company. If either part of this two part test is not met, then the conflict will be presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.

Resolving Potential Conflicts of Interest

The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1)	Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;

(2)	Davis Advisors may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;

(3)	Davis Advisors may obtain guidance from an independent third party;

(4)	The potential conflict may be immaterial; or

(5)	Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.

VII.	Proxy Oversight Group

Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:

(1)	Establishes, amends, and interprets proxy voting policies and procedures; and

(2)	Resolves conflicts of interest identified by the Compliance Department.

Composition of the Proxy Oversight Group

The following are the members of the Davis Advisors’ Proxy Oversight Group:

(1)	A Proxy Analyst as designated by the Chief Investment Officer from time to time;

(2)	Davis Advisors’ Chief Compliance Officer; and

(3)	Davis Advisors’ Chief Legal Officer.

Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.

VIII.	Shareholder Activism

Davis Advisors’ fiduciary duties to its clients do not necessarily require Davis Advisors to become a “shareholder activist.” As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.

Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors’ clients.

IX.	Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How Proxies Were Voted

Davis Advisors’ clients may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures and/or a record of how their own proxies were voted by writing to:

Davis Selected Advisers, L.P.

Attn: Chief Compliance Officer

2949 East Elvira Road, Suite 101

Tucson, Arizona, 85756

Information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website (http://www.davisfunds.com, http://www.selectedfunds.com, and http://www.clipperfund.com) and also on the SEC’s website at http://www.sec.gov.

No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.

X.	Summary of Proxy Voting Policies and Procedures

Davis Advisors shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures. This summary shall be included in Davis Advisors’ Form ADV Part II, which is delivered to all new clients.

XI.	Records

Davis Advisors’ Chief Compliance Officer shall retain for the legally required periods the following records:

(a)	Copies of Davis Advisors’ Proxy Voting Policies and Procedures and each amendment thereof;

(b)	Proxy statements received regarding client securities;

(c)	Records of votes Davis Advisors cast on behalf of clients;

(d)	Records of written client requests for proxy voting information and Davis Advisors’ response; and

(e)	Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.

XII.	Amendments

Davis Advisors’ Proxy Oversight Group may amend these Proxy Voting Policies and Procedures from time to time. Clients shall be notified of material changes.

Exhibit A

Davis Selected Advisers, L.P.

Detailed Proxy Voting Policies

As Amended: June 2, 2006

The Guiding Principles control Davis Advisors’ Proxy Voting.    Davis Advisors attempts to votes proxies in conformance with the Guiding Principles articulated in Section II of the Proxy Voting Policies and Procedures.

Following is additional explanation of the analysis which Davis Advisors may conduct when applying these Guiding Principles to specific proxy votes. We will NOT vote as indicated below if, in our judgment, the result would be contrary to our Guiding Principles.

I.    The Board of Directors

A.	Voting on Director Nominees in Uncontested Elections

(1)	We generally vote with management in the routine election of Directors. As Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees may be shaped by our assessment of a director’s record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors’ performance in this area. In assessing a director’s performance in selecting and evaluating management, the primary consideration is the company’s long-term track record of creating value for shareholders. In terms of their record on compensation, long-term results will also be a key consideration. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management’s performance. Appropriate hurdles may include the company’s performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.

(2)	In addition, we believe that stock option re-pricings and exchanges sever the alignment of employee and shareholder interests. Therefore, we will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.

(3)	Directors also bear responsibility for the presentation of a company’s financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Such policies may include reasonable pension return assumptions and appropriate accounting for stock based compensation, among others.

(4)	In voting on director nominees, we may also consider the following factors in order of importance:

(i)	long-term corporate performance;

(ii)	nominee’s business background and experience;

(iii)	nominee’s investment in the company;

(iv)	nominee’s ethical track record;

(v)	whether a poor record of long term performance resulted from poor management or from factors outside of managements control;

(vi)	corporate governance provisions and takeover activity (discussed in Sections III and IV);

(vii)	interlocking directorships; and

(viii)	other relevant information.

B.	Majority Voting.

We will generally vote for proposals that require a majority vote standard whereby directors must submit their resignation for consideration by the board of directors when they receive less than a majority of the vote cast.

We will review on a case-by-case basis proposals that require directors to receive greater than a majority of the vote cast in order to remain on the board.

C.	Cumulative Voting.

We may either support or vote against cumulative voting depending on the specific facts and circumstances.

B.	Classification/Declassification of the Board

We generally vote against proposals to classify the board.

We generally vote for proposals to repeal classified boards and to elect all directors annually.

II.    Executive Compensation

A.	Stock Options, Bonus Plans.

In general, we consider executive compensation such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effects. While we generally support management proposals, we oppose compensation plans which we consider to be excessive.

We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.

1.	Over the long-term, what is the minimum level of shareholder returns below which management’s performance would be considered poor?

•	Performance below that of the S&P 500.

•	Performance below a pre-selected group of competitors.

•	Performance below the company’s cost of equity capital.

2.	Does the company’s proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?

In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is “yes,” as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate — or actually do not go up at all but are simply volatile —  over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned. To the extent that long-term incentive compensation proposals are put to a vote, we will examine the long-term track record of the management team, past compensation history, and use of appropriate performance hurdles.

We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices. We will generally vote against multi-year authorizations of shares to be used for compensation unless the company’s past actions have been consistent with these policies. We will generally vote in favor of shareholder proposals advocating the addition of performance criteria to long-term compensation plans.

B.	Positive Compensation Practices.

Examples of the positive compensation practices we look for in both selecting companies and deciding how to cast our proxy votes include:

(1)	A high proportion of compensation derived from variable, performance-based incentives;

(2)	Incentive formulas that cut both ways, allowing for outsized pay for outsized performance but ensuring undersized pay when performance is poor;

(3)	Base salaries that are not excessive;

(4)	Company-wide stock-based compensation grants that are capped at reasonable levels to limit dilution;

(5)	Stock-based compensation that appropriately aligns management incentives with shareholders, with a strong preference for equity plans that have a cost-of-capital charge or escalating strike price feature as opposed to ordinary restricted stock or plain vanilla options;

(6)	Appropriate performance targets and metrics, spelled out in detail in advance of the performance period;

(7)	Full and clear disclosure of all forms of management compensation and stock ownership (including full listing of the dollar value of perquisites, value of CEO change of control and termination provisions, pensions, and detail on management’s direct ownership of stock vs. option holdings, ideally presented in a format that is easy to compare and tally rather than tucked away in footnotes);

(8)	Compensation committee members with the experience and wherewithal to make the tough decisions that frequently need to be made in determining CEO compensation;

(9)	Policies that require executives to continue holding a meaningful portion of their equity compensation after vesting/exercise;

(10)	Appropriate cost allocation of charges for stock-based compensation;

(11)	Thoughtful evaluation of the present value tradeoff between options, restricted stock and other types of compensation; and

(12)	Compensation targets that do not seek to provide compensation above the median of the peer group for mediocre performance. We believe this has contributed to the unacceptably high rates of CEO pay inflation.

III.    Tender Offer Defenses

A.	Poison Pills

We will generally vote against management proposals to ratify a poison pill.

We will generally vote for shareholder proposals to redeem a poison pill.

B.	Fair Price Provisions

We will generally vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We will generally vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.	Greenmail

We will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.	Pale Greenmail

We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

E.	Unequal Voting Rights

We will generally vote against dual class exchange offers.

We will generally vote against dual class recapitalizations.

F.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

We will generally vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G.	Supermajority Shareholder Vote Requirement to Approve Mergers

We will generally vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H.	White Squire Placements

We will generally vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

IV.    Proxy Contests

A.	Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

•	long-term financial performance of the target company relative to its industry

•	management’s track record

•	background to the proxy contest

•	qualifications of director nominees (both slates)

•	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

•	stock ownership positions

B.	Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

V.    Proxy Contest Defenses

A.	Board Structure: Staggered vs. Annual Elections

We will generally vote against proposals to classify the board.

We will generally vote for proposals to repeal classified boards and to elect all directors annually.

B.	Shareholder Ability to Remove Directors

We will generally vote against proposals that provide that directors may be removed only for cause.

We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

C.	Cumulative Voting

See discussion under “The Board of Directors”.

D.	Shareholder Ability to Call Special Meetings

We will generally vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We will generally vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E.	Shareholder Ability to Act by Written Consent

We will generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We will generally vote for proposals to allow or make easier shareholder action by written consent.

F.	Shareholder Ability to Alter the Size of the Board

We will generally vote for proposals that seek to fix the size of the board.

We will generally vote against proposals that give management the ability to alter the size of the board without shareholder approval.

VI.     Auditors

A.	Ratifying Auditors

We will generally vote for proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

We vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

We will generally vote for shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company (Sarbanes-Oxley mandates that the partners on a company’s audit engagement be subject to five-year term limits).

VII.    Miscellaneous Governance Provisions

A.	Confidential Voting

We will generally vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We will generally vote for management proposals to adopt confidential voting.

B.	Equal Access

We will generally vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.	Bundled Proposals

We review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.

D.	Shareholder Advisory Committees

We review on a case-by-case basis proposals to establish a shareholder advisory committee.

E.	Stock Ownership Requirements

We will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.

F.	Term of Office and Independence of Committees

We will generally vote against shareholder proposals to limit the tenure of outside directors.

We will generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G.	Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We will generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We will generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We will generally vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

H.	Charitable Contributions

We will generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

I.	Age Limits

We will generally vote against shareholder proposals to impose a mandatory retirement age for outside directors.

J.	Board Size

We will generally vote for proposals seeking to fix the board size or designate a range for the board size.

We will generally vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

K.	Establish/Amend Nominee Qualifications

We vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We will generally vote against shareholder proposals requiring two candidates per board seat.

L.	Filling Vacancies/Removal of Directors

We will generally vote against proposals that provide that directors may be removed only for cause.

We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

M.	OBRA-Related Compensation Proposals

•	Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We will generally vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

•	Amendments to Added Performance-Based Goals

We will generally vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

•	Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a case-by-case basis.

•	Approval of Cash or Cash-and-Stock Bonus Plans

We will generally vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.

N.	Shareholder Proposals to Limit Executive and Director Pay

We will generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

O.	Golden and Tin Parachutes

We will generally vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We will generally review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

P.	Employee Stock Ownership Plans (ESOPs)

We will generally vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

Q.	401(k) Employee Benefit Plans

We will generally vote for proposals to implement a 401(k) savings plan for employees.

R.	Stock Plans in Lieu of Cash

We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a case-by-case basis.

We will generally vote for plans which provide a dollar-for-dollar cash for stock exchange.

We review plans which do not provide a dollar-for-dollar cash for stock exchange on a case-by-case basis.

S.	Director Retirement Plans

We will generally vote against retirement plans for non-employee directors.

We will generally vote for shareholder proposals to eliminate retirement plans for non-employee directors.

VIII.    State of Incorporation

A.	Voting on State Takeover Statutes

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.	Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation are examined on a case-by-case basis.

IX.    Mergers and Corporate Restructurings

A.	Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

•	anticipated financial and operating benefits

•	offer price (cost vs. premium)

•	prospects of the combined companies

•	how the deal was negotiated

•	changes in corporate governance and their impact on shareholder rights

B.	Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C.	Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.	Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.	Appraisal Rights

We will generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.	Changing Corporate Name

We will generally vote for changing the corporate name.

X.    Social and Environmental Issues

Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

XI.    Capital Structure

A.	Common Stock Authorization

We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

We use quantitative criteria that measure the number of shares available for issuance after analyzing the company’s industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to the allowable cap developed for the company’s peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles and within each quartile an “allowable increase” for the company is set. The top quartile performers will have the largest allowable increase.

If the requested increase is greater than the “allowable increase” we will generally vote against the proposal.

B.	Reverse Stock Splits

We will review management proposals to implement a reverse stock split on a case-by-case basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C.	Blank Check Preferred Authorization

We will generally vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.

D.	Shareholder Proposals Regarding Blank Check Preferred Stock

We will generally vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E.	Adjust Par Value of Common Stock

We will generally vote for management proposals to reduce the par value of common stock.

F.	Preemptive Rights

We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G.	Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

•	Dilution — How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control — Will the transaction result in a change in control of the company?

•	Bankruptcy — Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H.	Share Repurchase Programs

We will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

I.	Dual-class Stock

We will generally vote against proposals to create a new class of common stock with superior voting rights.

We will generally vote for proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders.

•	It is not designed to preserve the voting power of an insider or significant shareholder.

J.	Issue Stock for Use with Rights Plan

We will generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

K.	Preferred Stock

We will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

We will generally vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

We will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We will generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

We vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

L.	Recapitalization

We vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

M.	Reverse Stock Splits

We will generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

We will generally vote for management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

N.	Stock Distributions: Splits and Dividends

We will generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

O.	Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

OF THE DREYFUS FAMILY OF FUNDS

The Dreyfus Corporation (“Dreyfus”), through its participation on BNY Mellon’s Proxy Policy Committee (the “PPC”), applies BNY Mellon’s Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients’ interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

The Manager seeks to avoid material conflicts of interest by participating in the PPC, which applies detailed, pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Dreyfus and its affiliates engage a third party as an independent fiduciary to vote all proxies of funds managed by BNY Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon’s or Dreyfus’s policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the PPC for discussion and vote. Additionally, the PPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, Dreyfus seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the PPC recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The PPC believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the PPC generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, the PPC generally votes in accordance with management on issues that the PPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is instrumental to shareholders.

Information regarding how Dreyfus voted proxies for the Funds is available on the Securities and Exchange Commission’s website at http://www.sec.gov on the Funds’ Form N-PX filed with the Securities and Exchange Commission.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC

PROXY VOTING

Evergreen Investments Management Company LLC (February 1, 2008)

PROXY VOTING POLICIES AND PROCEDURES SUMMARY

Statement of Principles

Evergreen Investment Management Company LLC (Evergreen) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to Evergreen, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients’ best interest.

Proxy Committee

Evergreen has established a proxy committee (Committee) which is a sub-committee of Evergreen’s Investment Policy Committee. The Committee is responsible for approving Evergreen’s proxy voting policies, procedures and guidelines, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Share Blocking

Evergreen does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Conflicts of Interest

Evergreen recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where Evergreen or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within Evergreen and Wachovia Corporation will prevent Evergreen from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, Evergreen will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of Evergreen become aware of a potential conflict of interest, the Committee shall consult with Evergreen’s Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

CONCISE DOMESTIC PROXY VOTING GUIDELINES

The following is a concise summary of the Evergreen Investments Management Company LLC proxy voting policy guidelines for 2008.

1.	Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services are excessive.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of audit committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2.	Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS’ “Performance Test for Directors” policy;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election-any or all appropriate nominees (except new) may be held accountable.

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the audit committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	Poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the compensation committee if:

•	There is a negative correlation between the chief executive’s pay and company performance;

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn-rate commitment made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:

•	The company has proxy access or a similar structure to allow shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

•	Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

•	Serving as liaison between the chairman and the independent directors,

•	Approving information sent to the board,

•	Approving meeting agendas for the board,

•	Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

•	Having the authority to call meetings of the independent directors,

•	If requested by major shareholders, ensuring that he is available for consultation and direct communication;

•	The company publicly discloses a comparison of the duties of its independent lead director and its chairman;

•	The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;

•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•

The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time; and

•	The company does not have any problematic governance issues.

Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:

•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

3.	Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50 percent of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4.	Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5.	Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

•

Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6.	State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws.

7.	Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence.

Factors should include, at a minimum, the following:

•	Rationale;

•	Good performance with respect to peers and index on a five-year total shareholder return basis;

•	Absence of non-shareholder approved poison pill;

•	Reasonable equity compensation burn rate;

•	No non-shareholder approved pay plans; and

•	Absence of egregious equity compensation practices.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

8.	Executive and Director Compensation

Poor Pay Practices

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

•	Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

•	Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

•	Huge bonus payouts without justifiable performance linkage or proper disclosure;

•	Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

•

Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

•	New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

•	Excessive severance provisions (e.g., including excessive change in control payments);

•	Change in control payouts without loss of job or substantial diminution of job duties;

•	Internal pay disparity;

•	Options backdating (covered in a separate policy); and

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	There is a disconnect between CEO pay and the company’s performance;

•	The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

•	The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

•	Stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

•	A minimum vesting of three years for stock options or restricted stock; or

•	Deferred stock payable at the end of a three-year deferral period.

•	A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites for non-employee directors; and

•	A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Employee Stock Purchase Plans — Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

•	Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Options Backdating

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Length of time of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:

•	Historic trading patterns — the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing — was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting — does the new option vest immediately or is there a black-out period?

•	Term of the option — the term should remain the same as that of the replaced option;

•	Exercise price — should be set at fair market or a premium to market;

•	Participants — executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Transfer Programs of Stock Options

Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Transfer value to third-party financial institution, employees and the company.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Compensation Consultants — Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s compensation plan for senior executives. The proposal should have the following principles:

•	Sets compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Delivers a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:

•	If the company has adopted a formal recoupment bonus policy; or

•	If the company has chronic restatement history or material financial problems.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

•	A trigger beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

9.	Corporate Social Responsibility (CSR) Issues

Consumer Lending

Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

•	Peer companies’ policies to prevent abusive lending practices.

Pharmaceutical Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•	The existing level of disclosure on pricing policies;

•	Deviation from established industry pricing norms;

•	The company’s existing initiatives to provide its products to needy consumers;

•	Whether the proposal focuses on specific products or geographic regions.

Product Safety and Toxic Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:

•	The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;

•

The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies or violations.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase out of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:

•	Current regulations in the markets in which the company operates;

•	Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

•	The current level of disclosure on this topic.

Climate Change

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

•

The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

•	The company’s level of disclosure is comparable to or better than information provided by industry peers; and

•	There are no significant fines, penalties, or litigation associated with the company’s environmental performance.

Greenhouse Gas Emissions

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.

Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

CONCISE GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, country- and market-specific policies, which are not captured below.

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	there are concerns about the accounts presented or audit procedures used; or

•	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	there are serious concerns about the accounts presented or the audit procedures used;

•	the auditors are being changed without explanation; or

•	nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	there are serious concerns about the statutory reports presented or the audit procedures used;

•	questions exist concerning any of the statutory auditors being appointed; or

•	the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	the payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been met in a timely fashion;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; and

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

•	there are serious questions about actions of the board or management for the year in question; or

•	legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet established guidelines for the purpose being proposed; or

•	the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

•	clear evidence of past abuse of the authority is available; or

•	the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, we review publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, we place emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause more scrutiny.

•

Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? We will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

FRANKLIN ADVISERS, INC.

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

[1]

For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

3.

The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]

4.	The issuer is a significant executing broker dealer;[3]

5.	An Access Person[4] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.

A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[5] of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

[2]

The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[3]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).
[4]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
[5]

The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152)

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors:    The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors:    Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation:    A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues:    Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.

Changes to Capital Structure:    Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring:    Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues:    As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance:    Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a meeting notice was received too late; (ii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (iv) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (v) proxy voting service is not offered by the custodian in the market; (vi) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (vii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.	The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 15, 2009

FRANKLIN ADVISORY SERVICES, LLC

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisory Services, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

[1]

For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

3.

The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]

4.	The issuer is a significant executing broker dealer; [3]

5.	An Access Person[4] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.

A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[5] of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

[2]

The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[3]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).
[4]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
[5]

The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors:    The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. Investment Manager will review the issue of separating Chairman and CEO positions on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors:    Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation:    A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues:    Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.

Changes to Capital Structure:    Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring:    Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues:    As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance:    Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a meeting notice was received too late; (ii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (iv) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (v) proxy voting service is not offered by the custodian in the market; (vi) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (vii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.	The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 15, 2009

FRANKLIN MUTUAL ADVISERS, LLC

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Mutual Advisers, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

[1]

For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

3.

The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]

4.	The issuer is a significant executing broker dealer;[3]

5.	An Access Person[4] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.

A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[5] of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

[2]

The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[3]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).
[4]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
[5]

The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors:    The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors:    Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation:    A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues:    Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.

Changes to Capital Structure:    Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring:    Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues:    As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance:    Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a meeting notice was received too late; (ii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (iv) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (v) proxy voting service is not offered by the custodian in the market; (vi) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (vii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.	The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 15, 2009

GAMCO INVESTORS, INC. AND AFFILIATES

THE VOTING OF PROXIES ON BEHALF OF CLIENTS

Rules 204(4)-2 and 204-2 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940 require investment advisers to adopt written policies and procedures governing the voting of proxies on behalf of their clients.

These procedures will be used by GAMCO Asset Management Inc., Gabelli Funds, LLC, Gabeli Securities, Inc., Gabelli Advisers, Inc. and Teton Advisors, (collectively, the “Advisers”) to determine how to vote proxies relating to portfolio securities held by their clients, including the procedures that the Advisers use when a vote presents a conflict between the interests of the shareholders of an investment company managed by one of the Advisers, on the one hand, and those of the Advisers; the principal underwriter; or any affiliated person of the investment company, the Advisers, or the principal underwriter. These procedures will not apply where the Advisers do not have voting discretion or where the Advisers have agreed to with a client to vote the client’s proxies in accordance with specific guidelines or procedures supplied by the client (to the extent permitted by ERISA).

I.	PROXY VOTING COMMITTEE

The Proxy Voting Committee was originally formed in April 1989 for the purpose of formulating guidelines and reviewing proxy statements within the parameters set by the substantive proxy voting guidelines originally published in 1988 and updated periodically, a copy of which are appended as Exhibit A. The Committee will include representatives of Research, Administration, Legal, and the Advisers. Additional or replacement members of the Committee will be nominated by the Chairman and voted upon by the entire Committee.

Meetings are held as needed basis to form views on the manner in which the Advisers should vote proxies on behalf of their clients.

In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Corporate Governance Service (“ISS”), other third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer’s Board of Directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer’s Board of Directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) the vote is contrary to the recommendations of the Board of Directors but is consistent with the Proxy Guidelines. In those instances, the Director of Proxy Voting Services or the Chairman of the Committee may sign and date the proxy statement indicating how each issue will be voted.

All matters identified by the Chairman of the Committee, the Director of Proxy Voting Services or the Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of Gabelli & Company, Inc., will be presented to the Proxy Voting Committee. If the Chairman of the Committee, the Director of Proxy Voting Services or the Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Advisers and their clients, the Chairman of the Committee will initially determine what vote to recommend that the Advisers should cast and the matter will go before the Committee.

A.	Conflicts of Interest

The Advisers have implemented these proxy voting procedures in order to prevent conflicts of interest from influencing their proxy voting decisions. By following the Proxy Guidelines, as well as the recommendations of ISS, other third-party services and the analysts of Gabelli & Company, the Advisers are able to avoid, wherever possible, the influence of potential conflicts of interest. Nevertheless, circumstances may arise in which one or more of the Advisers are faced with a conflict of interest or the appearance of a conflict of interest in connection with its vote. In general, a conflict of interest may arise when an Adviser knowingly does business with an issuer, and may appear to have a material conflict between its own interests and the interests of the shareholders of an investment company managed by one of the Advisers regarding how the proxy is to be voted. A conflict also may exist when an Adviser has actual knowledge of a material business arrangement between an issuer and an affiliate of the Adviser.

In practical terms, a conflict of interest may arise, for example, when a proxy is voted for a company that is a client of one of the Advisers, such as GAMCO Asset Management Inc. A conflict also may arise when a client of one of the Advisers has made a shareholder proposal in a proxy to be voted upon by one or more of the Advisers. The Director of Proxy Voting Services, together with the Legal Department, will scrutinize all proxies for these or other situations that may give rise to a conflict of interest with respect to the voting of proxies.

B.	Operation of Proxy Voting Committee

For matters submitted to the Committee, each member of the Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by Gabelli & Company, Inc. analysts. The Chief Investment Officer or the Gabelli & Company, Inc. analysts may be invited to present their viewpoints. If the Director of Proxy Voting Services or the Legal Department believe that the matter before the committee is one with respect to which a conflict of interest may exist between the Advisers and their clients, counsel will provide an opinion to the Committee concerning the conflict. If the matter is one in which the interests of the clients of one or more of Advisers may diverge, counsel will so advise and the Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will provide an opinion concerning the likely risks and merits of such an appraisal action.

Each matter submitted to the Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Committee will cast the deciding vote. The Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.

Although the Proxy Guidelines express the normal preferences for the voting of any shares not covered by a contrary investment guideline provided by the client, the Committee is not bound by the preferences set forth in the Proxy Guidelines and will review each matter on its own merits. Written minutes of all Proxy Voting Committee meetings will be maintained. The Advisers subscribe to ISS, which supplies current information on companies, matters being voted on, regulations, trends in proxy voting and information on corporate governance issues.

If the vote cast either by the analyst or as a result of the deliberations of the Proxy Voting Committee runs contrary to the recommendation of the Board of Directors of the issuer, the matter will be referred to legal counsel to determine whether an amendment to the most recently filed Schedule 13D is appropriate.

II.	SOCIAL ISSUES AND OTHER CLIENT GUIDELINES

If a client has provided special instructions relating to the voting of proxies, they should be noted in the client’s account file and forwarded to the proxy department. This is the responsibility of the investment professional or sales assistant for the client. In accordance with Department of Labor guidelines, the Advisers’ policy is to vote on behalf of ERISA accounts in the best interest of the plan participants with regard to social issues that carry an economic impact. Where an account is not governed by ERISA, the Advisers will vote shares held on behalf of the client in a manner consistent with any individual investment/voting guidelines provided by the client. Otherwise the Advisers will abstain with respect to those shares.

III.	CLIENT RETENTION OF VOTING RIGHTS

If a client chooses to retain the right to vote proxies or if there is any change in voting authority, the following should be notified by the investment professional or sales assistant for the client.

•	Operations

•	Legal Department

•	Proxy Department

•	Investment professional assigned to the account

In the event that the Board of Directors (or a Committee thereof) of one or more of the investment companies managed by one of the Advisers has retained direct voting control over any security, the Proxy Voting Department will provide each Board Member (or Committee member) with a copy of the proxy statement together with any other relevant information including recommendations of ISS or other third-party services.

IV.	VOTING RECORDS

The Proxy Voting Department will retain a record of matters voted upon by the Advisers for their clients. The Advisers will supply information on how an account voted its proxies upon request.

A letter is sent to the custodians for all clients for which the Advisers have voting responsibility instructing them to forward all proxy materials to:

[Adviser name]

Attn: Proxy Voting Department

One Corporate Center

Rye, New York 10580-1433

The sales assistant sends the letters to the custodians along with the trading/DTC instructions. Proxy voting records will be retained in compliance with Rule 204-2 under the Investment Advisers Act.

V.	VOTING PROCEDURES

1.	Custodian banks, outside brokerage firms and clearing firms are responsible for forwarding proxies directly to the Advisers.

Proxies are received in one of two forms:

•

Shareholder Vote Authorization Forms (VAFs) — Issued by Broadridge Financial Solutions, Inc. (“Broadridge”). VAFs must be voted through the issuing institution causing a time lag. Broadridge is an outside service contracted by the various institutions to issue proxy materials.

•	Proxy cards which may be voted directly.

2.	Upon receipt of the proxy, the number of shares each form represents is logged into the proxy system according to security.

3.	In the case of a discrepancy such as an incorrect number of shares, an improperly signed or dated card, wrong class of security, etc., the issuing custodian is notified by phone. A corrected proxy is requested. Any arrangements are made to insure that a proper proxy is received in time to be voted (overnight delivery, fax, etc.). When securities are out on loan on record date, the custodian is requested to supply written verification.

4.	Upon receipt of instructions from the proxy committee (see Administrative), the votes are cast and recorded for each account on an individual basis.

Records have been maintained on the Proxy Edge system. The system is backed up regularly.

PROXY EDGE records include:

Security Name and Cusip Number

Date and Type of Meeting (Annual, Special, Contest)

Client Name

Adviser or Fund Account Number

Directors’ Recommendation

How GAMCO voted for the client on each issue

5.	VAFs are kept alphabetically by security. Records for the current proxy season are located in the Proxy Voting Department office. In preparation for the upcoming season, files are transferred to an offsite storage facility during January/February.

6.	Shareholder Vote Authorization Forms issued by Broadridge are always sent directly to a specific individual at ADP.

7.	If a proxy card or VAF is received too late to be voted in the conventional matter, every attempt is made to vote on one of the following manners:

•	VAFs can be faxed to Broadridge up until the time of the meeting. This is followed up by mailing the original form.

•	When a solicitor has been retained, the solicitor is called. At the solicitor’s direction, the proxy is faxed.

8.	In the case of a proxy contest, records are maintained for each opposing entity.

9.	Voting in Person

a)	At times it may be necessary to vote the shares in person. In this case, a “legal proxy” is obtained in the following manner:

•	Banks and brokerage firms using the services at Broadridge:

The back of the VAF is stamped indicating that we wish to vote in person. The forms are then sent overnight to Broadridge. Broadridge issues individual legal proxies and sends them back via overnight (or the Adviser can pay messenger charges). A lead-time of at least two weeks prior to the meeting is needed to do this. Alternatively, the procedures detailed below for banks not using Broadridge may be implemented.

•	Banks and brokerage firms issuing proxies directly:

The bank is called and/or faxed and a legal proxy is requested.

All legal proxies should appoint:

“Representative of [Adviser name] with full power of substitution.”

b)	The legal proxies are given to the person attending the meeting along with the following supplemental material:

•	A limited Power of Attorney appointing the attendee an Adviser representative.

•

A list of all shares being voted by custodian only. Client names and account numbers are not included. This list must be presented, along with the proxies, to the Inspectors of Elections and/or tabulator at least one-half hour prior to the scheduled start of the meeting. The tabulator must “qualify” the votes (i.e. determine if the vote have previously been cast, if the votes have been rescinded, etc. vote have previously been cast, etc.).

•	A sample ERISA and Individual contract.

•	A sample of the annual authorization to vote proxies form.

•	A copy of our most recent Schedule 13D filing (if applicable).

APPENDIX A PROXY GUIDELINES

PROXY VOTING GUIDELINES

GENERAL POLICY STATEMENT

It is the policy of GAMCO Investors, Inc. to vote in the best economic interests of our clients. As we state in our Magna Carta of Shareholders Rights, established in May 1988, we are neither for nor against management. We are for shareholders.

At our first proxy committee meeting in 1989, it was decided that each proxy statement should be evaluated on its own merits within the framework first established by our Magna Carta of Shareholders Rights. The attached guidelines serve to enhance that broad framework.

We do not consider any issue routine. We take into consideration all of our research on the company, its directors, and their short and long-term goals for the company. In cases where issues that we generally do not approve of are combined with other issues, the negative aspects of the issues will be factored into the evaluation of the overall proposals but will not necessitate a vote in opposition to the overall proposals.

BOARD OF DIRECTORS

The advisers do not consider the election of the Board of Directors a routine issue. Each slate of directors is evaluated on a case-by-case basis.

Factors taken into consideration include:

•	Historical responsiveness to shareholders

This may include such areas as:

-Paying greenmail

-Failure to adopt shareholder resolutions receiving a majority of shareholder votes

•	Qualifications

•	Nominating committee in place

•	Number of outside directors on the board

•	Attendance at meetings

•	Overall performance

SELECTION OF AUDITORS

In general, we support the Board of Directors’ recommendation for auditors.

BLANK CHECK PREFERRED STOCK

We oppose the issuance of blank check preferred stock.

Blank check preferred stock allows the company to issue stock and establish dividends, voting rights, etc. without further shareholder approval.

CLASSIFIED BOARD

A classified board is one where the directors are divided into classes with overlapping terms. A different class is elected at each annual meeting.

While a classified board promotes continuity of directors facilitating long range planning, we feel directors should be accountable to shareholders on an annual basis. We will look at this proposal on a case-by-case basis taking into consideration the board’s historical responsiveness to the rights of shareholders.

Where a classified board is in place we will generally not support attempts to change to an annually elected board.

When an annually elected board is in place, we generally will not support attempts to classify the board.

INCREASE AUTHORIZED COMMON STOCK

The request to increase the amount of outstanding shares is considered on a case-by-case basis.

Factors taken into consideration include:

•	Future use of additional shares

-Stock split

-Stock option or other executive compensation plan

-Finance growth of company/strengthen balance sheet

-Aid in restructuring

-Improve credit rating

-Implement a poison pill or other takeover defense

•	Amount of stock currently authorized but not yet issued or reserved for stock option plans

•	Amount of additional stock to be authorized and its dilutive effect

We will support this proposal if a detailed and verifiable plan for the use of the additional shares is contained in the proxy statement.

CONFIDENTIAL BALLOT

We support the idea that a shareholder’s identity and vote should be treated with confidentiality.

However, we look at this issue on a case-by-case basis.

In order to promote confidentiality in the voting process, we endorse the use of independent Inspectors of Election.

CUMULATIVE VOTING

In general, we support cumulative voting.

Cumulative voting is a process by which a shareholder may multiply the number of directors being elected by the number of shares held on record date and cast the total number for one candidate or allocate the voting among two or more candidates.

Where cumulative voting is in place, we will vote against any proposal to rescind this shareholder right.

Cumulative voting may result in a minority block of stock gaining representation on the board. When a proposal is made to institute cumulative voting, the proposal will be reviewed on a case-by-case basis. While we feel that each board member should represent all shareholders, cumulative voting provides minority shareholders an opportunity to have their views represented.

DIRECTOR LIABILITY AND INDEMNIFICATION

We support efforts to attract the best possible directors by limiting the liability and increasing the indemnification of directors, except in the case of insider dealing.

EQUAL ACCESS TO THE PROXY

The SEC’s rules provide for shareholder resolutions. However, the resolutions are limited in scope and there is a 500 word limit on proponents’ written arguments. Management has no such limitations. While we support equal access to the proxy, we would look at such variables as length of time required to respond, percentage of ownership, etc.

FAIR PRICE PROVISIONS

Charter provisions requiring a bidder to pay all shareholders a fair price are intended to prevent two-tier tender offers that may be abusive. Typically, these provisions do not apply to board-approved transactions.

We support fair price provisions because we feel all shareholders should be entitled to receive the same benefits.

Reviewed on a case-by-case basis.

GOLDEN PARACHUTES

Golden parachutes are severance payments to top executives who are terminated or demoted after a takeover.

We support any proposal that would assure management of its own welfare so that they may continue to make decisions in the best interest of the company and shareholders even if the decision results in them losing their job. We do not, however, support excessive golden parachutes. Therefore, each proposal will be decided on a case-by- case basis.

Note: Congress has imposed a tax on any parachute that is more than three times the executive’s average annual compensation.

ANTI-GREENMAIL PROPOSALS

We do not support greenmail. An offer extended to one shareholder should be extended to all shareholders equally across the board.

LIMIT SHAREHOLDERS’ RIGHTS TO CALL SPECIAL MEETINGS

We support the right of shareholders to call a special meeting.

CONSIDERATION OF NONFINANCIAL EFFECTS OF A MERGER

This proposal releases the directors from only looking at the financial effects of a merger and allows them the opportunity to consider the merger’s effects on employees, the community, and consumers.

As a fiduciary, we are obligated to vote in the best economic interests of our clients. In general, this proposal does not allow us to do that. Therefore, we generally cannot support this proposal.

Reviewed on a case-by-case basis.

MERGERS, BUYOUTS, SPIN-OFFS, RESTRUCTURINGS

Each of the above is considered on a case-by-case basis. According to the Department of Labor, we are not required to vote for a proposal simply because the offering price is at a premium to the current market price. We may take into consideration the long term interests of the shareholders.

MILITARY ISSUES

Shareholder proposals regarding military production must be evaluated on a purely economic set of criteria for our ERISA clients. As such, decisions will be made on a case-by-case basis.

In voting on this proposal for our non-ERISA clients, we will vote according to the client’s direction when applicable. Where no direction has been given, we will vote in the best economic interests of our clients. It is not our duty to impose our social judgment on others.

NORTHERN IRELAND

Shareholder proposals requesting the signing of the MacBride principles for the purpose of countering the discrimination of Catholics in hiring practices must be evaluated on a purely economic set of criteria for our ERISA clients. As such, decisions will be made on a case-by-case basis.

In voting on this proposal for our non-ERISA clients, we will vote according to client direction when applicable. Where no direction has been given, we will vote in the best economic interests of our clients. It is not our duty to impose our social judgment on others.

OPT OUT OF STATE ANTI-TAKEOVER LAW

This shareholder proposal requests that a company opt out of the coverage of the state’s takeover statutes. Example: Delaware law requires that a buyer must acquire at least 85% of the company’s stock before the buyer can exercise control unless the board approves.

We consider this on a case-by-case basis. Our decision will be based on the following:

•	State of Incorporation

•	Management history of responsiveness to shareholders

•	Other mitigating factors

POISON PILL

In general, we do not endorse poison pills.

In certain cases where management has a history of being responsive to the needs of shareholders and the stock is very liquid, we will reconsider this position.

REINCORPORATION

Generally, we support reincorporation for well-defined business reasons. We oppose reincorporation if proposed solely for the purpose of reincorporating in a state with more stringent anti-takeover statutes that may negatively impact the value of the stock.

STOCK OPTION PLANS

Stock option plans are an excellent way to attract, hold and motivate directors and employees. However, each stock option plan must be evaluated on its own merits, taking into consideration the following:

•	Dilution of voting power or earnings per share by more than 10%

•	Kind of stock to be awarded, to whom, when and how much

•	Method of payment

•	Amount of stock already authorized but not yet issued under existing stock option plans

SUPERMAJORITY VOTE REQUIREMENTS

Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority of the outstanding shares. In general, we oppose supermajority-voting requirements. Supermajority requirements often exceed the average level of shareholder participation. We support proposals’ approvals by a simple majority of the shares voting.

LIMIT SHAREHOLDERS RIGHT TO ACT BY WRITTEN CONSENT

Written consent allows shareholders to initiate and carry on a shareholder action without having to wait until the next annual meeting or to call a special meeting. It permits action to be taken by the written consent of the same percentage of the shares that would be required to effect proposed action at a shareholder meeting.

Reviewed on a case-by-case basis.

HIRAYAMA INVESTMENTS, LLC

PROXY VOTING

Implementation Date: August 2008

Most Recent Amendment Date: August 2008

Issue

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its Clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to Clients upon request. Lastly, the Rule requires that the adviser disclose to Clients how they may obtain information on how the adviser voted their proxies.

Hirayama Investments is a sub-adviser to WHV. WHV will be primarily responsible for voting proxies of its clients. Hirayama Investments will provide guidance to WHV with respect to the voting of proxies of securities it has recommended to WHV clients, but the actual voting of the proxies will be completed by WHV. The sub-advisory agreement between WHV and Hirayama Investments provides that Hirayama Investments may not provide investment management services directly to any clients and all Hirayama Investments’ clients are clients of WHV. Therefore, this Proxy Voting Policy and Procedures contemplates the voting of proxies through WHV.

Policy

It is the policy of Hirayama Investments, through WHV, to vote proxies in the interest of maximizing value for Hirayama Investments’ and WHV’s mutual Clients. Proxies are an asset of a Client, which should be treated by WHV with the same care, diligence, and loyalty as any asset belonging to a client. To that end, WHV will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

WHV’s Procedures for Voting Proxies

WHV has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its Clients. These policies and procedures are also intended to reflect Securities and Exchange Commission requirements governing advisers as well as the fiduciary standards and responsibilities for ERISA accounts established by the Department of Labor.

•

The proxy voting process.    WHV’s proxy voting process is managed by its Proxy Committee which is composed of portfolio managers, security analysts, and support staff. (Richard Hirayama will assist WHV’s Proxy Voting Committee as needed with respect to securities recommended by Hirayama Investments for mutual Clients.) Key elements of the proxy voting process include obtaining proxy materials for vote, determining the vote on each issue, voting, and maintaining the records required.

•

Obtaining proxy materials.    WHV instructs Client custodians to deliver proxy materials for accounts of Clients who have given WHV voting authority. Delivery is made to a service provider WHV has engaged as its voting agent and independent research consultant. Periodic reconciliation of holdings and ballots is designed to reveal any failure to deliver ballots for Client holdings.

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Determining the vote.    Members of WHV’s Proxy Committee have collaboratively established a general statement of voting policy and specific voting positions on substantive proxy issues. The general policy and specific positions are generally intended to further the economic value of each investment for the expected holding period. They are reviewed regularly, as new issues arise for determination or as circumstances change, and they serve as guidelines. Ultimately each vote is cast on a case-by-case basis, taking into account the relevant circumstances at the time of each vote.

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Voting.    Using the Internet, WHV’s voting agent posts the pending proxy notices and ballots as well as its analysis and recommendations. Voting members of WHV’s Proxy Committee take responsibility for voting according to a rotating schedule. They review the issues and the voting agent’s own analysis and then vote each issue, generally in accordance with WHV’s established voting guidelines. When circumstances suggest deviation from WHV’s established guidelines, before casting the vote, its committee members may confer with other committee members, its analysts most familiar with the security, or our portfolio manager on the account in the case of special holdings (including Richard Hirayama as needed).

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Maintaining records.    With the assistance of WHV’s voting agent, WHV maintain records of its policies and procedures, proxy statements received, each vote cast, any documents it creates material to its decision making, and any Client’s written request for proxy voting records as well as its written response to any Client request for such records.

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Conflicts of interest.    Any material conflict between WHV’s interests and those of a Client will be resolved in the best interests of the Client. In the event WHV becomes aware of such a conflict, it will (a) disclose the conflict and obtain the Client’s consent before voting its shares, (b) vote in accordance with a pre-determined policy based on the independent analysis and recommendation of its voting agent, or (c) make other voting arrangements consistent with its fiduciary obligations.

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Shares not voted.    WHV’s procedures are reasonably designed to assure that it vote every eligible share with the exception of shares domiciled in share blocking countries and certain ordinary shares in foreign markets. Share blocking countries restrict share transactions for various periods surrounding the meeting date. WHV has taken the position that share liquidity generally has a higher value than the vote and usually do not vote shares subject to restriction on transactions. Some international markets require special powers of attorney to vote certain ordinary shares and some issuers require re-registration of shares. These markets are few and our ordinary share holdings relatively modest when weighed against the onerous documentation requirements. Therefore, WHV has determined that it will generally not attempt to qualify its proxy votes for such shares.

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Obtaining additional information.    WHV does not generally disclose its votes to third parties, but Clients may obtain a report showing how WHV voted their shares upon request. In addition, a copy of this disclosure statement, WHV’s general Proxy Voting Policy statement, and its detailed Custom Policy statement are available to Clients upon request.

Procedures for Receipt of Class Actions

Hirayama Investments, through WHV, recognizes that as a fiduciary it has a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care. When a recovery is achieved in a class action, Clients who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action. Collecting the recovery involves the completion of a Proof of Claim form which is submitted to the Claims Administrator. After the Claims Administrator receives all Proof of Claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.

If “Class Action” documents are received by Hirayama Investments for a private client, i.e. separate managed account, Hirayama Investments will gather any requisite information it has and forward to WHV.

WHV may forward the Class Action documents to the Client, to enable the Client to file the “Class Action” at the Client’s discretion. The decision of whether to participate in the recovery or opt-out may be a legal one that WHV is not qualified to make for the client. Therefore WHV generally will not file “Class Actions” on behalf of any client.

At its sole discretion, WHV may pursue Class Action settlements on Clients’ behalf, for directly managed accounts, and only to the extent capable based on records kept in the ordinary course of business. When WHV receives a notice of Class Action settlement that it believes affects Client accounts, WHV reviews its electronic buy, sell, and long-in histories of its current Clients to identify eligible claimants. WHV coordinates with bank custodians to avoid duplication of effort, then prepares and files claims on behalf of the Client accounts requiring this assistance. Settlement checks received are distributed to WHV’s portfolio accountants for posting to the accounts affected. Administrative assistants complete the delivery to account custodians with an explanatory cover letter, copying the mailing to the client.

WHV generally does not provide this service for former clients but may do so upon request.

Recordkeeping

Hirayama Investments, through WHV, will maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. CCO will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

•

Any request, whether written (including e-mail) or oral, received by any Employee of Hirayama Investments, must be promptly reported to the CCO. All written requests must be retained in the permanent file.

•	The CCO will record the identity of the client, the date of the request, and the action taken as a result of the request, in a suitable place.

•

In order to facilitate the management of the proxy voting record keeping process, and to facilitate the dissemination of such proxy voting records to Clients, the CCO may distribute to any Client requesting proxy voting information the complete proxy voting record of Hirayama Investments (or WHV) for the period requested. Reports containing proxy information of only those issuers held by a certain client will not be created or distributed.[1]

•

Furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

[1]

For clients who have provided Hirayama Investments or WHV with specific direction on proxy voting, the CCO will review the proxy voting record and permanent file in order to identify those proposals voted differently than how WHV voted clients not providing direction.

Proxy voting policy and procedures:

•	Proxy voting policy and procedures

Proxy statements received regarding client securities:

•	Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: Hirayama Investments (or WHV) is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

Proxy voting records:

•	A record of how Hirayama Investments (or WHV) voted Client proxies.

•	Documents prepared or created by Hirayama Investments (or WHV) that were material to making a decision on how to vote, or that memorialized the basis for the decision.

•

Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

Hirayama Investments will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how Clients may obtain information on how WHV voted proxies.

Proxy Solicitation

As a matter of practice, it is Hirayama Investments’ policy to not reveal or disclose to any Client how Hirayama Investments may have voted (or intends to vote) on a particular proxy until after it votes the proxy. WHV will not generally disclose such information to unrelated third parties.

The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of Clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

INSTITUTIONAL CAPITAL LLC

Proxy Voting Policies And Procedures

Institutional Capital LLC (the “Adviser”) exercises voting authority with respect to securities held by our private account clients who delegate authority for proxy voting to us. Our fiduciary duties require us to monitor corporate events and to vote the proxies in a manner consistent with the best interest of our clients and Fund shareholders.

I.	Supervision of policy

The Proxy Committee is responsible for overseeing the day-to-day operation of these proxy voting policies and procedures. The analyst who follows the company is responsible for monitoring corporate actions, analyzing proxy proposals, making voting decisions, and ensuring that proxies are submitted in a timely fashion. We have retained Institutional Shareholder Services to provide objective analysis and recommendations to assist the analyst and Proxy Committee in their evaluation of each proxy proposal.

II.	Disclosure to clients

We will disclose to clients how they can obtain information from us on how client portfolio securities were voted. This disclosure will be made annually. At the same time, we will provide a summary of these proxy voting policies and procedures to clients, and, upon request, will provide them with a copy of the same.

III.	Recordkeeping

We will maintain the following records with respect to proxy voting:

•	a copy of our proxy voting policies and procedures;

•	a copy of all proxy statements received (the Adviser may rely on a third party or the SEC’s EDGAR system to satisfy this requirement);

•	a record of each vote cast on behalf of a client (the Adviser may rely on a third party to satisfy this requirement);

•	a copy of any document prepared by the Adviser that was material to making a voting decision or that memorializes the basis for that decision; and

•

a copy of each written client request for information on how we voted proxies on the client’s behalf, and a copy of any written response to any (written or oral) client request for information on how we voted proxies on behalf of the requesting client.

These books and records shall be made and maintained in accordance with the requirements and time periods provided in Rule 204-2 of the Investment Advisers Act of 1940.

IV.	Proxy voting guidelines

The attached proxy voting guidelines summarize our position on various issues of concern to clients and Fund shareholders and give a general indication as to how we will vote shares on each issue. However, this list is not exhaustive and does not include all potential voting issues and for that reason, there may be instances where we may not vote the client’s shares in strict accordance with these guidelines. Alternatively, clients may give us their own written proxy voting guidelines to which we will endeavor to adhere for their account.

V.	Conflicts of interest

There may be instances where our interests conflict, or appear to conflict, with client interests. For example, we may manage a portion of a pension plan of a company whose management is soliciting proxies. There may be a concern that we would vote in favor of management because of our relationship with the company. Or, for example, we (or our senior executive officers) may have business or personal relationships with corporate directors or candidates for directorship.

Our duty is to vote proxies in the best interests of our clients and Fund shareholders. Therefore, in situations where there is a conflict of interest, we will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on our part;

2.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service; or

3.	Disclose the conflict to the client and obtain the client’s or Board’s direction to vote the proxies.

Proxy Voting Guidelines

I.	Overview

In general, we vote proxies in a manner designed to maximize the value of our clients’ investment. We review all proxy proposals on a case-by-case basis. We generally support those proposals that promote shareholder corporate governance rights and management/board accountability. We also generally support management/board compensation proposals that are intended to enhance the long-term economic value of the corporation for shareholders. In evaluating a particular proxy proposal, we take into consideration many things including the costs involved in the proxy proposal, the existing governance of the affected company, as well as its management and operations.

The following policies are designed to provide guidelines to be followed in most situations but shall not be binding on the Adviser. In certain cases, we may vote differently due to the particular facts and circumstance of a proposal and the company and/or client objectives.

II.	Election of the board of directors

We believe that good governance starts with an independent board all of whose members are elected annually by confidential voting. In addition, key board committees should be entirely independent. “Independence” with respect to directors and committee members shall be defined in accordance with the applicable self-regulatory organization definition.

•	We generally support the election of directors that result in a board made up of a majority of independent directors.

•	We may withhold votes for non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

•

We hold directors accountable for the actions of the committees on which they serve. For example, we may withhold votes for nominees who serve on the compensation committee if they approve excessive compensation arrangements, propose equity-based compensation plans that unduly dilute the ownership interests of shareholders, or approve the repricing of outstanding options without shareholder approval.

•	We generally vote for proposals that seek to fix the size of the board

•

We view the election of a company’s board of directors as one of the most fundamental rights held by shareholders of the company. Because a classified board structure prevents shareholders from electing a full slate of directors at annual meetings, we generally vote against proposals that would result in classified boards. We may vote in favor of shareholder or management proposals to declassify a board of directors.

III.	Compensation

We review all proposals relating to management and director compensation in light of the company’s performance and corporate governance practices. We normally vote against significant compensation increases or compensation not tied to the company performance in instances where we believe the company is underperforming and/or management has not added value to the company.

We encourage the use of reasonably designed equity-based compensation plans that align the interests of corporate management with those of shareholders by providing officers and employees with an incentive to increase shareholder value. Conversely, we are opposed to plans that substantially dilute our ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features. All awards of stock-based compensation should be reasonable in light of company and management performance and the industry peer group.

•

We review proposals to approve equity-based compensation plans on a case-by-case basis. In evaluating the proposal, we assess the dilutive effect of the plan based on a profile of the company and similar companies. We will generally vote against a plan if we determine that it would be too dilutive.

IV.	Approval of independent auditors

We believe that the relationship between the company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that comply with SEC requirements and do not, in the aggregate, raise any appearance of impaired independence.

•	We may vote against the approval or ratification of auditors where non-audit fees make up a substantial portion of the total fees paid by the company to the audit firm.

•

We will evaluate on a case-by-case basis instances in which the audit firm has substantial non-audit relationships with the company (regardless of its size relative to the audit fee) to determine whether we believe independence has been compromised.

V.	Social, political and environmental issues

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices.

•

We recognize that the activity or inactivity of a company with respect to matters of social, political or environmental concern may have an effect upon the economic success of the company and the value of its securities. However, we do not consider it appropriate, or in our client’s interests, to impose our own standards on others. Therefore, we will normally support management’s position on matters of social, political or environmental concern, except where we believe that a different position would be in the clear economic interests of company shareholders.

VI.	Other situations

No set of guidelines can anticipate all situations that may arise. With respect to proposals not addressed by these guidelines, we will vote in a manner that we consider to be in the best interest of our clients.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

PROXY VOTING GUIDELINES

J.P. Morgan Investment Management, Inc. (“JPMorgan”) and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. JPMorgan may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMorgan has adopted detailed proxy voting procedures (“Procedures”) that incorporate detailed proxy guidelines (“Guidelines”) for voting proxies on specific types of issues. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.

Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMorgan and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMorgan and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, JPMorgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional RiskMetrics Group Inc. (“RM”) in the U.S., to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance, Operations or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, JPMorgan may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMorgan personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to RM, which will vote in accordance with its own recommendation.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

•	Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for JPMorgan to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to JPMorgan in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMorgan also considers the cost of voting in light of the expected benefit of the vote.

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Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JPMorgan pays particular attention to management’s arguments for promoting the prospective change. JPMorgan’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

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JPMorgan is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, JPMorgan will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•	JPMorgan will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•	JPMorgan will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

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JPMorgan will vote in favor of increases in capital which enhance a company’s long-term prospects. JPMorgan will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, JPMorgan will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

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JPMorgan will vote in favor of proposals which will enhance a company’s long-term prospects. JPMorgan will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	JPMorgan reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however, JPMorgan will generally vote against such proposals and vote for revoking existing plans.

•	Where social or environmental issues are the subject of a proxy vote, JPMorgan will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

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With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) JPMorgan’s position is to neither vote in favor or against. For Extraordinary General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

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JPMorgan considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

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JPMorgan votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	JPMorgan also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	JPMorgan votes against proposals for a super-majority vote to approve a merger.

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JPMorgan considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

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JPMorgan votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. JPMorgan generally considers other management compensation proposals on a case-by-case basis.

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JPMorgan also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

LORD, ABBETT & CO. LLC

Proxy Voting Policies and Procedures

April 17, 2008

INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment Department, the Firm’s Chief Investment Officer and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies. In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system. Lord Abbett has retained Risk Metrics Group, formerly Institutional Shareholder Services (“RMG”) to analyze proxy issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”. If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.    Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of RMG, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2     Lord Abbett has a Significant Business Relationship with a Company.

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”). A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total shares for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class J shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of ISS.

SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest. We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

There are some actions by directors that may result in votes being withheld.

These actions include but are not limited to:

1)	Attending less than 75% of board and committee meetings without a valid excuse.

2)	Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

3)	Failing to act on takeover offers where a majority of shareholders tendered their shares.

4)	Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

5)	Failing to replace management as appropriate.

We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal. We will consider on a case-by-case basis proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and, as a general matter, we believe that all directors should be accountable on an annual basis. Nonetheless, we recognize that the basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Moreover, in certain cases, shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, and a classified board may give incumbent management the ability to combat a hostile takeover attempt and thereby preserve shareholder value. Accordingly, we will examine proposals to classify or declassify boards of directors on a case-by-case basis and vote in the manner we determine to be in the best interest of shareholders.

Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use RMG for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

1)	The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

2)	Management’s rationale for why the repricing is necessary.

3)	The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

4)	Other factors, such as the number of participants, term of option, and the value for value exchange.

In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1)	Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2)	Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3)	Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4)	“Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•	Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•	No dead-hand or no-hand pills.

•	Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•	Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

MARSICO CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

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MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

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In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation (or abstain or take no action) based on its analysis if such a vote appears consistent with the best interests of clients.

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MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable.

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In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider or by abstaining or taking no action. In other cases, MCM might use other procedures to resolve an apparent conflict.

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MCM may use an independent service provider to assist in voting proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

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MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations.

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

January 1, 2009

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, and MFS’ other investment adviser subsidiaries (except Four Pillars Capital, Inc.) (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.	Voting Guidelines;

B.	Administrative Procedures;

C.	Monitoring System;

D.	Records Retention; and

E.	Reports.

A.	VOTING GUIDELINES

1.	General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, and institutional relationships.

In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that — guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise would be dictated by these guidelines.

As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

2.	MFS’ Policy on Specific Issues

Election of Directors

MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of “independent” directors. While MFS generally supports the board’s nominees in uncontested elections, we will not support a nominee to a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the nominating committee) or audit committees would include members who are not “independent.”

MFS will also not support a nominee to a board if we can determine that he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials. In addition, MFS will not support all nominees standing for re-election to a board if we can determine: (1) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (2) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. Responsive action would include the rescission of the “poison pill” (without a broad reservation to reinstate the “poison pill” in the event of a hostile tender offer), or assurance in the proxy materials that the terms of the “poison pill” would be put to a binding shareholder vote within the next five to seven years.

MFS will also not support a nominee (other than a nominee who serves as the issuer’s Chief Executive Officer) standing for re-election if such nominee participated (as a director or committee member) in the approval of senior executive compensation that MFS deems to be “excessive” due to pay for performance issues and/or poor pay practices. In the event that MFS determines that an issuer has adopted “excessive” executive compensation, MFS may also not support the re-election of the issuer’s Chief Executive Officer as director regardless of whether the Chief Executive Officer participated in the approval of the package. MFS will determine whether senior executive compensation is excessive on a case by case basis. Examples of poor pay practices include, but are not limited to, egregious employment contract terms or pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, or excessive perks.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of the nominees for both slates, if applicable, and an evaluation of what each side is offering shareholders.

Majority Voting and Director Elections

MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”). MFS considers voting against Majority Vote Proposals if the company has adopted, or has proposed to adopt in the proxy statement, formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast. MFS believes that a company’s election policy should address the specific circumstances at that company. In determining whether the issuer has a meaningful alternative to the majority voting standard, MFS considers whether a company’s election policy articulates the following elements to address each director nominee who fails to receive an affirmative majority of votes cast in an election:

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Establish guidelines for the process by which the company determines the status of nominees who fail to receive an affirmative majority of votes cast and disclose the guidelines in the annual proxy statement;

•	Guidelines should include a reasonable timetable for resolution of the nominee’s status and a requirement that the resolution be disclosed together with the reasons for the resolution;

•	Vest management of the process in the company’s independent directors, other than the nominee in question; and

•	Outline the range of remedies that the independent directors may consider concerning the nominee.

Classified Boards

MFS opposes proposals to classify a board (e.g. a board in which only one-third of board members is elected each year). MFS supports proposals to declassify a board.

Non-Salary Compensation Programs

MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.

MFS also opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e. evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).

MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock plans, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year.

Expensing of Stock Options

MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company’s financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company’s income statements.

Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set restrictions on executive compensation. We believe that the election of an issuer’s compensation committee members is the appropriate mechanism to express our view on a company’s compensation practices, as outlined above. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company’s performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group stock index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured.

MFS will generally support management proposals on its executive compensation practices during the issuer’s prior fiscal year. However, if MFS identifies excessive executive compensation practices during the issuer’s prior fiscal year, then MFS will vote against such proposals.

MFS generally votes with management on shareholder proposals to include an annual advisory shareholder vote on the company’s executive compensation practices in the issuer’s proxy statement (“Say on Pay”). However, if MFS identifies excessive executive compensation practices at the issuer during the prior fiscal year, then MFS will support such Say on Pay shareholder proposals at those issuers. MFS also supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a clearly satisfactory policy on the matter, or (ii) expressly prohibit any future backdating of stock options.

Employee Stock Purchase Plans

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

“Golden Parachutes”

From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills,” unless the company already has adopted a clearly satisfactory policy on the matter. MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met: (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company's total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price). MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Issuance of Stock

There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under “Non-Salary Compensation Programs,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive and not warranted.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Confidential Voting

MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company’s nominating committee, which, in our view, should be comprised solely of “independent” directors.

Written Consent and Special Meetings

Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder’s right to call a special meeting of company shareholders pursuant to relevant state law.

Independent Auditors

MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

Other Environmental, Social and Governance Issues

There are many groups advocating social change or changes to corporate governance or corporate responsibility standards, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Generally, MFS votes with management on such proposals unless MFS can clearly determine that the benefit to shareholders will outweigh any costs or disruptions to the business if the proposal were adopted. Common among the shareholder proposals that MFS generally votes with management are proposals requiring the company to use corporate resources to further a particular social objective outside the business of the company, to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards), to permit shareholders access to the company’s proxy statement in connection with the election of directors, to disclose political contributions made by the issuer, to separate the Chairman and Chief Executive Officer positions, or to promulgate special reports on various activities or proposals for which no discernible shareholder economic advantage is evident.

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

Foreign Issuers

Many of the items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs.

MFS generally supports the election of a director nominee standing for re-election in uncontested elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. MFS will also not support a director nominee standing for re-election of an issuer that has adopted an excessive compensation package for its senior executives as described above in the section entitled “Voting Guidelines-MFS’ Policy on Specific Issues-Election of Directors.”

MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent. MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.

In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g. in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

B.	ADMINISTRATIVE PROCEDURES

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.

2.	Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

a.	In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

b.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

c.	If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

d.	If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

e.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

From time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.

3.	Gathering Proxies

Most U.S. proxies received by MFS and its clients originate at Automatic Data Processing Corp. (“ADP”) although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and other service providers, on behalf of issuers, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, RiskMetrics Group, Inc., Inc. (the “Proxy Administrator”), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS’ Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

4.	Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. MFS also receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.1 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.	Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

6.	Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the

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From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there is generally insufficient advance notice of record or vote cut-off dates to allow MFS to timely recall the shares. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

C.	MONITORING SYSTEM

It is the responsibility of the Proxy Administrator and MFS’ Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company’s stock and the number of shares held on the record date with the Proxy Administrator’s listing of any upcoming shareholder’s meeting of that company.

When the Proxy Administrator’s system “tickler” shows that the voting cut-off date of a shareholders’ meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy ballot has not been received from the client’s custodian, the Proxy Administrator contacts the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy ballot from the custodian in time to be voted at the meeting, then MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D.	RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

E.	REPORTS

MFS Funds

MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines, (vi) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful, and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the

Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

All MFS Advisory Clients

At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

MONTAG & CALDWELL, INC.

PROXY VOTING POLICIES

If directed by Client, decisions on voting of proxies will be made by Montag & Caldwell, Inc. (“M&C”) in accordance with these guidelines (as amended from time to time). M&C will consider proxies as a client asset and will vote consistently across all client portfolios for which it has discretionary voting authority in the manner believed most likely to enhance shareholder value. Where practical, M&C may consider requests to vote proxies in accordance with client specific guidelines. If client’s shares are on loan at the time of voting, it is not M&C’s policy to request that the custodian recall the shares on loan.

If M&C is authorized to make decisions on voting of proxies, we will have no obligation to furnish Client any proxies, notices of shareholder’s meetings, annual reports or other literature customarily mailed to shareholders.

Once discretionary voting authority has been delegated to M&C, Client may not at a later date direct how to vote the proxies. Clients who wish to adhere to a proprietary set of voting guidelines should exercise their right to reserve voting authority rather than delegating this responsibility to M&C.

Should the situation arise where M&C is an investment adviser to a company whose proxy we are authorized to vote or any other potential conflict of interest is perceived and the item falls outside the issues explicitly addressed by these guidelines, the matter will be reviewed by the entire proxy committee. If an item is explicitly addressed by these guidelines it will be voted accordingly. If an item falls outside the issues explicitly addressed by these guidelines and we would vote against management, no further review is needed. If further review is needed the Proxy Committee will first determine if the conflict is material. If it is material, the Proxy Committee will determine the steps needed to resolve the conflict before the proxy is voted.

It is against M&C’s policy for employees to serve on the board of directors of a company whose stock could be purchased for M&C’s advisory clients.

The following guidelines establish our position on many common issues addressed in proxy solicitations and represent how we will generally vote such issues; however, all proxy proposals will be reviewed by an investment professional to determine if shareholder interests warrant any deviation from these guidelines or if a proposal addresses an issue not covered in the guidelines.

1.	Auditors

M&C will generally vote to ratify auditors, unless

•	An auditor has a financial interest in or association with the company and is thus not independent,

•	There is evidence the independent auditor has issued an inaccurate or misleading opinion,

•	Fees for non-audit services are excessive.

2.	Board of Directors

M&C will generally vote for routine election or re-election of directors.

M&C will generally vote for proposals to repeal classified boards, and to elect all directors annually.

M&C will generally vote against proposals to classify the board.

M&C will generally vote against proposals to allow cumulative voting.

3.	Proxy Contests

M&C will review contested director elections on a case-by-case basis.

4.	Takeover Defenses

M&C will generally vote shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has:

•	A shareholder approved poison pill in place,

•	The company has an acceptable policy covering the future adoption of a poison pill.

M&C will generally vote shareholder proposals calling for a poison pill to be put to a vote within a time period of less than one year after adoption.

M&C will review on a case-by-case basis management proposals on poison pill ratification.

M&C will generally vote against proposals to require a supermajority shareholder vote.

M&C will generally vote for proposals to lower supermajority vote requirements.

5.	Mergers and Corporate Restructurings

M&C will review mergers, acquisitions, and restructurings on a case-by-case basis.

6.	State of Incorporation

M&C will review proposals to change a company’s state of incorporation on a case-by-case basis.

7.	Capital Structure

M&C will generally vote to increase the number of shares of common stock authorized, unless

•	The explicit purpose of the increase is to implement a non-shareholder approved rights plan (poison pill).

M&C will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

M&C will review other proposals regarding preferred stock on a case-by-case basis.

8.	Compensation Issues

M&C will review the following issues on a case-by-case basis:

•	Equity compensation plans

•	Director Compensation

•	Employee Stock Purchase Plans — Qualified Plans

•	Employee Stock Purchase Plans — Non-Qualified Plans

•	Severance Agreements

9.	Corporate Responsibility

Shareholders often submit proposals to change lawful corporate activities in order to meet the goals of certain groups or private interests that they represent.

M&C will support management in instances where we feel acceptable efforts are made on behalf of special interests of social conscience. The burden of corporate responsibility rests with management. We will generally vote AGAINST shareholder proposals regarding the following areas:

•	Animal Rights

•	Drug Pricing and Re-importation

•	Genetically Modified Foods

•	Tobacco

•	Artic National Wildlife Refuge

•	Concentrated Area Feeding Operations

•	Global Warming and Kyoto Protocol Compliance

•	Political Contributions

•	Outsourcing/Off-shoring

•	Country-specific Human Rights Reports

•	Placing arbitrary restrictions on environmental practices

ADMINISTRATIVE ISSUES

Proxy voting guidelines will be reviewed annually and approved by the Investment Policy Committee.

M&C will maintain a record of proxy voting guidelines and the annual updates electronically.

M&C has established a Proxy Committee that consists of at least three members of the Investment Policy Committee and includes at least one research analyst and two portfolio managers.

Proxy voting decisions will be made by at least one member of the Proxy Committee within the framework established by these guidelines that are designed to vote in the best interests of all clients.

M&C will maintain a record of any document created by M&C or procured from an outside party that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis of that decision.

M&C will maintain records detailing receipt of proxies, number of shares voted, date voted and how each issue was voted. These records will be available upon request to those clients for whom we have proxy voting responsibility.

M&C will maintain records of all written client requests for information on how M&C voted proxies on behalf of the client and M&C’s response to the client’s written or verbal requests.

The proxy voting process will be monitored for accuracy. A voting history report is generated by the Supervisor of Information Processing on a monthly basis. This report is provided to the Chief Compliance Officer to verify against ballot copies.

The Supervisor of Information Processing will provide the Chief Compliance Officer with a quarterly statement that all ballots were received or reasonable steps, under the circumstances, have been taken to obtain the ballots.

REVISED MAY 23, 2008

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

Proxy Voting Policy and Procedures

I.	POLICY STATEMENT

Introduction — Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services — RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.	GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.

We may abstain on matters for which disclosure is inadequate.

A.	Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports.

•	General updating/corrective amendments to the charter, articles of association or bylaws.

•

Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

Finally, we generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.	Board of Directors

1.	Election of directors: In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.	We consider withholding support from or vote against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for a NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i.	At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committees.

c.	We consider withholding support or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and dealing inadequately with performance problems, and/or with insufficient independence between the board and management.

d.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pills would be seen as a basis for opposing one or more incumbent nominees.

e.	In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such.

f.	We consider withholding support from or vote against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

g.	We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.

2.

Board independence:    We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

3.	Board diversity: We consider on a case-by-case basis proposals urging diversity of board membership with respect to social, religious or ethnic group.

4.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

5.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

6.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

7.	Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context, (cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). Proposals to establish cumulative voting in the election of directors generally will not be supported.

8.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

9.	Director retirement age: Proposals recommending set director retirement ages are voted on a case-by-case basis.

10.	Proposals to limit directors’ liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

C.	Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.

D.	Changes in legal and capital structure. We generally vote in favor of management proposals for technical and administrative changes to a company’s charter, articles of association or bylaws. We review non-routine proposals, including reincorporation to a different jurisdiction, on a case-by-case basis.

1.	We generally support the following:

•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•

Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding.

•

Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•	Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management proposals for higher dividend payouts.

2.	We generally oppose the following (notwithstanding management support):

•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•	Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders.

•

Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

E.	Takeover Defenses and Shareholder Rights

1.	Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles; and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.	Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.	Bundled Proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

F.	Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

G.	Executive and Director Remuneration.

1.	We generally support the following proposals:

•

Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•

Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

3.	Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

4.	We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

6.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H.	Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

I.	Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.	ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the “Corporate Governance Team”). The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

A.	Committee Procedures

The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM’s Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).

The Committee will meet on an ad hoc basis to (among other matters): (1) authorize “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.

Members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

B.	Material Conflicts of Interest

In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special Committee may request the assistance of MSIM’s General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.	Identification of Material Conflicts of Interest

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.

D.	Proxy Voting Reporting

The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

APPENDIX B

The following procedures apply to the portion of the Van Kampen Dynamic Credit Opportunities Fund (“VK Fund”) sub advised by Avenue Europe International Management, L.P. (“Avenue”). (The portion of the VK Fund managed solely by Van Kampen Asset Management will continue to be subject to MSIM’s Policy.)

1.	Generally: With respect to Avenue’s portion of the VK Fund, the Board of Trustees of the VK Fund will retain sole authority and responsibility for proxy voting. The Adviser’s involvement in the voting process of Avenue’s portion of the VK Fund is a purely administrative function, and serves to execute and deliver the proxy voting decisions made by the VK Fund Board in connection with the Avenue portion of the VK Fund, which may, from time to time, include related administrative tasks such as receiving proxies, following up on missing proxies, and collecting data related to proxies. As such, the Adviser shall not be deemed to have voting power or shared voting power with Avenue with respect to Avenue’s portion of the Fund.

2.	Voting Guidelines: All proxies, with respect to Avenue’s portion of the VK Fund, will be considered by the VK Fund Board or such subcommittee as the VK Fund Board may designate from time to time for determination and voting approval. The VK Board or its subcommittee will timely communicate to MSIM’s Corporate Governance Group its proxy voting decisions, so that among other things the votes will be effected consistent with the VK Board’s authority.

3.	Administration: The VK Board or its subcommittee will meet on an adhoc basis as may be required from time to time to review proxies that require its review and determination. The VK Board or its subcommittee will document in writing all of its decisions and actions which will be maintained by the VK Fund, or its designee(s), for a period of at least 6 years. If a subcommittee is designated, a summary of decisions made by such subcommittee will be made available to the full VK Board for its information at its next scheduled respective meetings.

OPPENHEIMERFUNDS, INC.

OPPENHEIMERFUNDS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

(as of August 6, 2008) and

PROXY VOTING GUIDELINES

(as of August 26, 2008)

To the extent that these Policies, Procedures and Guidelines establish a standard, OFI’s compliance with such standard, or failure to comply with such standard, will be subject to OFI’s judgment.

A.	Funds for which OFI has Proxy Voting Responsibility

OFI Funds.     Each Board of Directors/Trustees of the Funds advised by OFI (the “OFI Fund Board(s)”) has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

Sub-Advised Funds.     OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards (“Sub-Advised Funds”). Generally, pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds. When voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI may refer the vote to the portfolio manager of the sub-advised fund.

Tremont Fund (Fund-of-Hedge Funds)    OFI’s Tremont Fund (the “Tremont Fund”) is structured as a fund-of-hedge funds and invests its assets primarily in underlying private investment partnerships and similar investment vehicles (“portfolio funds”). The Tremont Fund has delegated voting of portfolio proxies (if any) for its portfolio holdings to OFI. OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Fund.

The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Fund). Therefore, the Tremont Fund’s interests (or shares) in those underlying portfolio funds are not considered to be “voting securities” and generally would not be subject to these Policies and Procedures. However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Fund and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

B.	Proxy Voting Committee

OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies. The Committee has adopted a written charter that outlines its responsibilities.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

C.	Administration and Voting of Portfolio Proxies

1.	Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

2.	Proxy Voting Agent

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI’s and the Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3.	Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI’s voting of portfolio proxies. To minimize this possibility, OFI and the Committee employ the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:

•

If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

•

If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;

•

If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4.	Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5.	Securities Lending Programs

The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled in advance of the record date. If a Fund participates in a securities lending program, OFI will attempt to recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI has knowledge of a shareholder vote in time to recall such loaned securities and if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

6.	Shares of Registered Investment Companies (Fund of Funds)

Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the “Fund of Funds”). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called “mirror” or “echo” voting).

D.	Fund Board Reports and Recordkeeping

OFI will prepare periodic reports for submission to the Board describing:

•

any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	Records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	Records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	Any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.	Amendments to these Procedures

In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F.	Proxy Voting Guidelines

The Guidelines adopted by the Boards of the Funds are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

APPENDIX A

OppenheimerFunds, Inc. and Oppenheimer Funds

Portfolio Proxy Voting Guidelines

(dated as of August 26, 2008)

1.	OPERATIONAL ITEMS

1.1	Amend Quorum Requirements.

•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

1.2	Amend Minor Bylaws.

•	Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

1.3	Change Company Name.

•	Vote WITH Management

1.4	Change Date, Time, or Location of Annual Meeting.

•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

1.5	Transact Other Business.

•	Vote AGAINST proposals to approve other business when it appears as voting item.

AUDITORS

1.6	Ratifying Auditors

•	Vote FOR Proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	Fees for non-audit services are excessive,

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position, or

•

Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of Generally Accepted Accounting Principles (“GAAP”) or International Financial Reporting Standards (“IFRS”); or material weaknesses identified in Section 404 disclosures.

•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

•	Vote AGAINST shareholder proposals asking for audit firm rotation

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).

•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.

2.0	THE BOARD OF DIRECTORS

2.1	Voting on Director Nominees

•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

•	Composition of the board and key board committees

•	Attendance at board meetings

•	Corporate governance provisions and takeover activity

•	Long-term company performance relative to a market index

•	Directors’ investment in the company

•	Whether the chairman is also serving as CEO

•	Whether a retired CEO sits on the board

•	WITHHOLD VOTES: However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

•	Attend less than 75% of the board and committee meetings without a valid excuse.

•	Implement or renew a dead-hand or modified dead-hand poison pill

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares.

•	Are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.

•	Are audit committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	The non-audit fees paid to the auditor are excessive

•

A material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms, or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

•

Are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	There is a clearly negative correlation between the chief executive’s pay and company performance under standards adopted in this policy,

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan,

•	The company fails to submit one-time transfers of stock options to a shareholder vote,

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders,

•	The company has inappropriately backdated options, or

•	The company has egregious compensation practices.

•	Enacted egregious corporate governance policies or failed to replace management as appropriate.

•	Are inside directors or affiliated outside directors; and the full board is less than majority independent.

•

Are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term “public company” excludes an investment company). Vote should be WITHHELD only at their outside board elections.

•	Serve on more than five public company boards. (The term “public company” excludes an investment company.)

•	Additionally, the following should result in votes being WITHHELD (except from new nominees):

•	If the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.

•

If the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2	Board Size

•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.

•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.

•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3	Classification/Declassification of the Board

•	Vote AGAINST proposals to classify the board.

•

Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next meeting at which directors are elected, provided however, if the company has majority voting for directors that meets the standards under this policy, WITHHOLD votes only from directors having responsibility to promulgate classification/declassification policies, such as directors serving on the governance committee, nominating committee or either of its equivalent.

2.4	Cumulative Voting

•	Vote FOR proposal to eliminate cumulative voting.

•	Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5	Require Majority Vote for Approval of Directors

•

OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.6	Director and Officer Indemnification and Liability Protection

•

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote on a CASE-BY-CASE basis on proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated. Vote on a CASE-BY-CASE basis on indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts. Vote on a CASE-BY-CASE basis on proposals to expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

2.7	Establish/Amend Nominee Qualifications

•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.

•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.8	Filling Vacancies/Removal of Directors.

•	Vote AGAINST proposals that provide that directors may be removed only for cause.

•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.9	Independent Chairman (Separate Chairman/CEO)

•

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties

•	Two-thirds independent board

•	All-independent key committees

•	Established governance guidelines

•

The company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers from the performance summary table.

2.10	Majority of Independent Directors/Establishment of Committees

•

Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

2.11	Open Access

•

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

2.12	Stock Ownership Requirements

•

Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:

•

Whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of: Rigorous stock ownership guidelines or short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement or a meaningful retention ratio.

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

2.13	Age or Term Limits

•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0	PROXY CONTESTS

3.1	Voting for Director Nominees in Contested Elections

•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:

•	Long-term financial performance of the target company relative to its industry

•	Management’s track record

•	Background to the proxy contest

•	Qualifications of director nominees (both slates)

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

•	Stock ownership position

3.2	Reimbursing Proxy Solicitation Expenses

•

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3	Confidential Voting

•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

4.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1	Advance Notice Requirements for Shareholder Proposals/Nominations.

•

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2	Amend Bylaws without Shareholder Consent

•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3	Poison Pills

•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

•	Vote FOR share holder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

4.4	Shareholder Ability to Act by Written Consent

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

4.5	Shareholder Ability to Call Special Meetings

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

4.6	Establish Shareholder Advisory Committee

•	Vote on a CASE-BY-CASE basis.

4.7	Supermajority Vote Requirements

•	Vote AGAINST proposals to require a supermajority shareholder vote.

•	Vote FOR proposals to lower supermajority vote requirements.

5.0	MERGERS AND CORPORATE RESTRUCTURINGS

5.1	Appraisal Rights

•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2	Asset Purchases

•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Non-completion risk

5.3	Asset Sales

•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:

•	Impact on the balance sheet/working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest

5.4	Bundled Proposals

•

Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5	Conversion of Securities

•

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

•	Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest

•	Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7	Formation of Holding Company

•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure Model.

•	Adverse changes in shareholder rights.

5.8	Going Private Transactions (LBOs, Minority Squeezeouts) and Going Dark Transactions

•	Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:

•	Offer price/premium

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interests

•	Other alternatives/offers considered

•	Non-completion risk

•	Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock),

•	Cash-out value,

•	Whether the interests of continuing and cashed-out shareholders are balanced, and

•	The market reaction to public announcement of the transaction.

5.9	Joint Venture

•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed

•	Percentage of ownership

•	Financial and strategic benefits

•	Governance structure

•	Conflicts of interest

•	Other alternatives

•	Non-completion risk

5.10	Liquidations

•

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition

•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price (premium or discount)

•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest

5.12	Private Placements/Warrants/Convertible Debenture

•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest

•	Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13	Spinoffs

•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Valuation of spinoff

•	Fairness opinion

•	Benefits to the parent company

•	Conflicts of interest

•	Managerial incentives

•	Corporate governance changes

•	Changes in the capital structure

5.14	Value Maximization Proposals

•

Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15	Severance Agreements that are Operative in Event of Change in Control

•	Review CASE-BY-CASE, with consideration give to ISS “transfer-of-wealth” analysis. (See section 8.2)

6.0	STATE OF INCORPORATION

6.1	Control Share Acquisition Provisions

•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

•	Vote FOR proposals to restore voting rights to the control shares.

6.2	Control Share Cashout Provisions

•	Vote FOR proposals to opt out of control share cashout statutes.

6.3	Disgorgement Provisions

•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4	Fair Price Provisions

•

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5	Freezeout Provisions

•	Vote FOR proposals to opt out of state freezeout provisions.

6.6	Greenmail

•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7	Reincorporation Proposals

•

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8	Stakeholder Provisions

•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9	State Anti-takeover Statutes

•

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0	CAPITAL STRUCTURE

7.1	Adjustments to Par Value of Common Stock

•	Vote FOR management proposals to reduce the par value of common stock.

7.2	Common Stock Authorization

•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

•

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

7.3	Dual-Class Stock

•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.

•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

7.4	Issue Stock for Use with Rights Plan

•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5	Preemptive Rights

•

Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6	Preferred Stock

•	Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.

•	Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense)

•

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

•

Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

7.7	Pledge of Assets for Debt (Generally Foreign Issuers)

•

OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

7.8	Recapitalization

•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:

•	More simplified capital structure

•	Enhanced liquidity

•	Fairness of conversion terms

•	Impact on voting power and dividends

•	Reasons for the reclassification

•	Conflicts of interest

•	Other alternatives considered

7.9	Reverse Stock Splits

•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.

•

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

7.10	Share Purchase Programs

•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

7.11	Stock Distributions: Splits and Dividends

•

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

7.12	Tracking Stock

•

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0	EXECUTIVE AND DIRECTOR COMPENSATION

8.1	Equity-based Compensation Plans

•	Vote compensation proposals on a CASE-BY-CASE basis.

•

In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

8.2	Director Compensation

•

Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

•	Vote FOR the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer;

•	Vesting schedule or mandatory holding/deferral period:

•	A minimum vesting of three years for stock options or restricted stock, or

•	Deferred stock payable at the end of a three-year deferral period;

•	Mix between cash and equity:

•	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity, or

•	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship;

•	No retirement/benefits and perquisites provided to non-employee directors; and

•

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

8.3	Bonus for Retiring Director

•

Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4	Cash Bonus Plan

•

Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5	Stock Plans in Lieu of Cash

•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

In casting its vote, OFI reviews the ISS recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6	Pre-Arranged Trading Plans (10b5-1 Plans)

•	Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K,

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board,

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan,

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan,

•	An executive may not trade in company stock outside the 10b5-1 Plan, and

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

8.7	Management Proposals Seeking Approval to Reprice Options

•	Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

8.8	Employee Stock Purchase Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Votes FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85% of fair market value

•	Offering period is 27 months or less

•	The number of shares allocated to the plan is 10% or less of the outstanding shares

•	Votes AGAINST employee stock purchase plans where any of the following apply:

•	Purchase price is at least 85% of fair market value

•	Offering period is greater than 27 months

•	The number of shares allocated to the plan is more than 10% of the outstanding shares

8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

•

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

•

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

•

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

8.10	Employee Stock Ownership Plans (ESOPs)

•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)

8.11	Shareholder Proposal to Submit Executive Compensation to Shareholder Vote

•	Vote on a CASE-BY-CASE basis.

8.12	Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal

•	Vote on a CASE-BY-CASE basis considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

•	Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

•	Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

•	Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

8.13	401(k) Employee Benefit Plans

•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14	Shareholder Proposals Regarding Executive and Director Pay

•

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

•

Generally vote FOR shareholder proposals seeking disclosure regarding the company’s, board’s, or committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.

•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.

•

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15	Performance-Based Stock Options

•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

•	The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options), or

•	The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

8.16	Pay-for-Performance

•

Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance. In evaluating the proposals, the following factors will be analyzed:

•	What aspects of the company’s short-term and long-term incentive programs are performance-driven?

•	Can shareholders assess the correlation between pay and performance based on the company’s disclosure?

•	What type of industry does the company belong to?

•	Which stage of the business cycle does the company belong to?

8.17	Golden Parachutes and Executive Severance Agreements

•

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm

•	The triggering mechanism should be beyond the control management

•	The amount should not exceed three times base salary plus guaranteed benefits

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

8.18	Pension Plan Income Accounting

•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.19	Supplemental Executive Retirement Plans (SERPs)

•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

8.20	Claw-back of Payments under Restatements

•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:

•	The coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement

•	The nature of the proposal where financial restatement is due to fraud

•	Whether or not the company has had material financial problems resulting in chronic restatements

•	The adoption of a robust and formal bonus/equity recoupment policy

•	If a company’s bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.

•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

8.21	Tax Gross-Up Proposals

•

Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

9.0	SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

•	OFI will only for vote FOR a proposal that would clearly:

•	have a discernable positive impact on short-term or long-term share value, or

•	have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:

•

prudent business practices which support the long-term sustainability of natural resources within the company’s business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company’s business,

•

reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

In the evaluation of social, political, and environmental proposals, the following factors may be considered:

•	what percentage of sales, assets and earnings will be affected;

•

the degree to which the company’s stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;

•	whether the issues presented should be dealt with through government or company-specific action;

•	whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	what other companies have done in response to the issue;

•	whether the proposal itself is well framed and reasonable;

•	whether implementation of the proposal would achieve the objectives sought in the proposal;

•	whether the subject of the proposal is best left to the discretion of the board;

•	whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

Pacific Investment Management Company LLC (“PIMCO”) has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Clients may obtain a copy of PIMCO’s written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client’s proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client’s proxy. In addition, a client may obtain copies of PIMCO’s Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.

SSgA FUNDS MANAGEMENT, INC.

PROXY VOTING POLICY

SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (“SSgA”) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)	matches proxies received with holdings as of record date;

5)	reconciles holdings as of record date and rectifies any discrepancies;

6)	generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)	documents the reason(s) for voting for all non-routine items; and

8)	keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The FM Manager of Corporate Governance is responsible for monitoring proxy voting on behalf of our clients and executing the day to day implementation of this Proxy Voting Policy. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. (“RMG”), a firm with expertise in the proxy voting and corporate governance fields. RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters. The Manager of Corporate Governance is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy. The Manager of Corporate Governance works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)	proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)	proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

These proxies are identified through a number of methods, including but not limited to notification from RMG, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG, the FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies, which may lead to different votes. For example, in certain foreign markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.

Voting

For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.	Generally, FM votes for the following ballot items:

Board of Directors

•

Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer

•

Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

•

Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

•	Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

•

The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues.

•	Mandates requiring a majority of independent directors on the Board of Directors

•	Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

•	Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

•	Elimination of cumulative voting

•	Establishment of confidential voting

•	Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

Auditors

•

Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

•

Auditors’ compensation, provided the issuer has properly disclosed audit and nonaudit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

•	Discharge of auditors*

*	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

•	Approval of financial statements, auditor reports and allocation of income

•	Requirements that auditors attend the annual meeting of shareholders

•	Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

•	Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

•	Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

•

Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

•	Capitalization changes which eliminate other classes of stock and/or unequal voting rights

•

Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

•

Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific—ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

•	Elimination of shareholder rights plans (“poison pill”)

•

Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

•

Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

•	Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

•	Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

•	Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

•	Stock purchase plans with an exercise price of not less that 85% of fair market value

•

Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

•	Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

•	Expansions to reporting of financial or compensation-related information, within reason

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

Routine Business Items

•

General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

•	Change in Corporation Name

•	Mandates that amendments to bylaws or charters have shareholder approval

Other

•

Adoption of anti-”greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

•	Repeals or prohibitions of “greenmail” provisions

•	“Opting-out” of business combination provision

II.	Generally, FM votes against the following items:

Board of Directors

•	Establishment of classified boards of directors, unless 80% of the board is independent

•	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

•	Limits to tenure of directors

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

•	Restoration of cumulative voting in the election of directors

•

Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

•	The elimination of shareholders’ right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

•	Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

•	Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

•

(i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

•

(i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

•	(i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

•	(i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

•	Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

•	Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

•	Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•	Adjournment of Meeting to Solicit Additional Votes

•

Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

•	Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)

Executive Compensation/Equity Compensation

•	Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

•	Retirement bonuses for non-executive directors and auditors

•	Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

•	Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

•	Reincorporation in a location which has more stringent anti-takeover and related provisions

•	Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

•	Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

•

Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

•	Proposals which require inappropriate endorsements or corporate actions

•	Proposals asking companies to adopt full tenure holding periods for their executives

III.	FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

•	Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

•	Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

•	Against offers where, at the time of voting, the current market price of the security exceeds the bid price

•	For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

•	For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive—whether from clients, consultants, the media, the issuer, RMG or other sources—as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors “target” lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York—Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the FM Manager of Corporate Governance and the Proxy Review Committee, as necessary.

As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:

1)	FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)	a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)	a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)	a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)	a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

T. ROWE PRICE ASSOCIATES, INC

T. ROWE PRICE INTERNATIONAL, INC

T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD

T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations.    It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations.    One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee.    T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Investment Services Group.    The Investment Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator.    The Investment Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained RiskMetrics Group (“RMG”), formerly known as Institutional Shareholder Services (“ISS”), as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are consistent with RMG positions, T. Rowe Price deviates from RMG recommendations on general policy issues and a number of specific proxy proposals.

Meeting Notification

T. Rowe Price utilizes RMG’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. RMG tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, RMG procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, RMG’s web-based application. RMG is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

Vote Determination

RMG provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

Election of Directors — T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence and who serve on key board committees. We withhold votes from directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on key board committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for failing to establish a formal nominating committee. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.

•

Anti-takeover, Capital Structure and Corporate Governance Issues — T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect of shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

•

Executive Compensation Issues — T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock. For companies with particularly egregious pay practices such as excessive severance packages, perks and bonuses (despite under performance), or moving performance targets (to avoid poor payouts), we may withhold votes from compensation committee members.

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Mergers and Acquisitions — T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

•

Social and Corporate Responsibility Issues — Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using RMG’s proxy research. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial economic implications for the company’s business or operations which have not been adequately addressed by management.

T. Rowe Price may support well-targeted shareholder proposals that call for enhanced disclosure by companies on environmental are other public policy issues that are particularly relevant to their business.

Global Portfolio Companies — RMG applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed RMG’ general global policies and has developed international proxy voting guidelines which in most instances are consistent with RMG recommendations.

Votes Against Company Management — Where RMG recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management. Also, our research analysts are asked to present their voting recommendations in such situations to our portfolio managers.

Index and Passively Managed Accounts — Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes — In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking — Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that out weigh the loss of liquidity in the blocked shares.

Securities on Loan — The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG’s Governance Analytics system. RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations — Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by RMG in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

TEMPLETON GLOBAL ADVISORS LIMITED

PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Templeton Global Advisors Limited (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

[1]

For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

3.

The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]

4.	The issuer is a significant executing broker dealer; [3]

5.	An Access Person[4] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.

A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[5] of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

[2]

The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[3]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).
[4]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
[5]

The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors:    The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors:    Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation:    A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues:    Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.

Changes to Capital Structure:    Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring:    Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues:    As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance:    Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a meeting notice was received too late; (ii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (iv) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (v) proxy voting service is not offered by the custodian in the market; (vi) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (vii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8.	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.	The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

13.	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.

15.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.	At least annually, the Proxy Group will verify that:

•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 15, 2009

UBS GLOBAL ASSET MANAGEMENT

GLOBAL CORPORATE GOVERNANCE PHILOSOPHY

AND PROXY VOTING GUIDELINES AND POLICY

Policy Summary

Underlying our voting and corporate governance policies we have three fundamental objectives:

1. We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.

2. In order to do this effectively, we aim to utilize the full weight of our clients’ shareholdings in making our views felt.

3. As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.

To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.

This policy helps to maximize the economic value of our clients’ investments by establishing proxy voting standards that conform with UBS Global Asset Management’s philosophy of good corporate governance.

Risks Addressed by this Policy

The policy is designed to address the following risks:

•	Failure to provide required disclosures for investment advisers and registered investment companies

•	Failure to vote proxies in best interest of clients and funds

•	Failure to identify and address conflicts of interest

•	Failure to provide adequate oversight of third party service providers

TABLE OF CONTENTS

Global Voting and Corporate Governance Policy

GLOBAL PROXY VOTING AND CORPORATE GOVERNANCE POLICY

Philosophy

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the “company” or “companies”) to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.

A.	General Corporate Governance Benchmarks UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM”) will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.

GLOBAL VOTING AND CORPORATE GOVERNANCE POLICY

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the “company” or “companies”) to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company. Underlying our voting and corporate governance policies we have three fundamental objectives:

1.	We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.

2.	In order to do this effectively, we aim to utilize the full weight of our clients’ shareholdings in making our views felt.

3.	As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.

To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.

A.	GENERAL CORPORATE GOVERNANCE BENCHMARKS

UBS Global Asset Management will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.

Principle 1:    Independence of Board from Company Management

Guidelines:

•	Board exercises judgment independently of management.

•	Separate Chairman and Chief Executive.

•	Board has access to senior management members.

•	Board is comprised of a significant number of independent outsiders.

•	Outside directors meet independently.

•	CEO performance standards are in place.

•	CEO performance is reviewed annually by the full board.

•	CEO succession plan is in place.

•	Board involvement in ratifying major strategic initiatives.

•	Compensation, audit and nominating committees are led by a majority of outside directors.

Principle 2:    Quality of Board Membership

Guidelines:

•	Board determines necessary board member skills, knowledge and experience.

•	Board conducts the screening and selection process for new directors.

•	Shareholders should have the ability to nominate directors.

•	Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.

•	Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.

•	Board meets regularly (at least four times annually).

Principle 3:    Appropriate Management of Change in Control

Guidelines:

•	Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.

•	Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.

•	Employment contracts should not entrench management.

•	Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

Principle 4:    Remuneration Policies are Aligned with Shareholder Interests

Guidelines:

•	Executive remuneration should be commensurate with responsibilities and performance.

•	Incentive schemes should align management with shareholder objectives.

•	Employment policies should encourage significant shareholding by management and board members.

•	Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.

•	Long-term incentives should be linked to transparent long-term performance criteria.

•	Dilution of shareholders’ interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

Principle 5:    Auditors are Independent

Guidelines:

•	Auditors are approved by shareholders at the annual meeting.

•	Audit, consulting and other fees to the auditor are explicitly disclosed.

•	The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.

•	Periodic (every 5 years) tender of the audit firm or audit partner.

B.	PROXY VOTING GUIDELINES — MACRO RATIONALES

Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

1.	GENERAL GUIDELINES

a.	When our view of the issuer’s management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.

b.	If management’s performance has been questionable we may abstain or vote against specific proxy proposals.

c.	Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

d.	In general, we oppose proposals, which in our view, act to entrench management.

e.	In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

f.	We will vote in favor of shareholder resolutions for confidential voting.

Policy	D-225	February 2004

2.	BOARD OF DIRECTORS & AUDITORS

a.	Unless our objection to management’s recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.

b.	We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.

c.	We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.

d.	We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

e.	We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.

3.	COMPENSATION

a.	We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.

b.	Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

c.	All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

d.	We may vote against a compensation or incentive program if it is not adequately tied to a company’s fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.

e.	Where company and management’s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.

f.	Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

4.	GOVERNANCE PROVISIONS

a.	We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

b.	We believe that “poison pill” proposals, which dilute an issuer’s stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.

c.	Any substantial new share issuance should require prior shareholder approval.

d.	We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

Policy	D-226	February 2004

e.	We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

f.	We generally do not oppose management’s recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.

g.	We will support proposals that enable shareholders to directly nominate directors.

5.	CAPITAL STRUCTURE AND CORPORATE RESTRUCTURING

a.	It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.

b.	In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.

6.	MERGERS, TENDER OFFERS & PROXY CONTESTS

a.	Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.

7.	SOCIAL, ENVIRONMENTAL, POLITICAL & CULTURAL

a.	Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.

b.	There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management’s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.

c.	Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

8.	ADMINISTRATIVE & OPERATIONS

a.	Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.

b.	We are sympathetic to shareholders who are long-term holders of a company’s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.

9.	MISCELLANEOUS

a.	Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client’s direction.

b.	Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).

c.	For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

d.	In certain instances when we do not have enough information we may choose to abstain or vote against a particular proposal.

C.	PROXY VOTING DISCLOSURE GUIDELINES

•

UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.

•

UBS Global AM will disclose to clients, as required by the Investment Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.

•

Upon request or as required by law or regulation, UBS Global Asset Management will disclose to a client or a client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.

•

Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance principles. (See Proxy Voting Conflict Guidelines below.)

•

Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal & Compliance representative.

•

Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.

•	Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.

•	In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.

•	We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.

•	The Chairman of the Global Corporate Governance Committee and the applicable Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.

Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.

D.	PROXY VOTING CONFLICT GUIDELINES

In addition to the Proxy Voting Disclosure Guidelines above, UBS Global Asset Management has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

•	Under no circumstances will general business, sales or marketing issues influence our proxy votes.

•

UBS Global Asset Management and its affiliates engaged in banking, broker-dealer and investment banking activities (“Affiliates”) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal & Compliance Department immediately. [Note: Legal & Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.

E.	SPECIAL DISCLOSURE GUIDELINES FOR REGISTERED INVESTMENT COMPANY CLIENTS

1.	Registration Statement (Open-End and Closed-End Funds) Management is responsible for ensuring the following:

•

That these procedures, which are the procedures used by the investment adviser on the Funds’ behalf, are described in the Statement of Additional Information (SAI). The procedures may be described in the SAI or attached as an exhibit to the registration statement.

•

That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

•

That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.

2.	Shareholder Annual and Semi-Annual Report (Open-End and Closed-End Funds) Management is responsible for ensuring the following:

•

That each Fund’s shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.

•

That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.

3.	Form N-CSR (Closed-End Fund Annual Reports Only) Management is responsible for ensuring the following:

•

That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing. However, the SEC’s preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.

•

That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

4.	Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:

•	That each Fund files its complete proxy voting record on Form N-PX for the 12 month period ended June 30 by no later than August 31 of each year.

•

Fund management is responsible for reporting to the Funds’ Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds’ Form N-PX.

5.	Oversight of Disclosure The Funds’ Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds’ Chief Compliance Officer shall recommend to each Fund’s Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds’ compliance with relevant federal securities laws.

Responsible Parties

The following parties will be responsible for implementing and enforcing this policy: The Chief Compliance Officer and his/her designees

Documentation

Monitoring and testing of this policy will be documented in the following ways:

•	Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures

•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

•	Periodic review of any proxy service vendor by the Chief Compliance Officer

•	Periodic review of proxy votes by the Proxy Voting Committee

Compliance Dates

The following compliance dates should be added to the Compliance Calendar:

•	File Form N-PX by August 31 for each registered investment company client

•	Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures

•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

•	Form N-CSR, Shareholder Annual and Semi-Annual Reports, and annual updates to Fund registration statements as applicable

•	Periodic review of any proxy service vendor by the Chief Compliance Officer

•	Periodic review of proxy votes by the Proxy Voting Committee

Other Policies

Other policies that this policy may affect include:

•	Recordkeeping Policy

•	Affiliated Transactions Policy

•	Code of Ethics

•	Supervision of Service Providers Policy

Other policies that may affect this policy include:

•	Recordkeeping Policy

•	Affiliated Transactions Policy

•	Code of Ethics

•	Supervision of Service Providers Policy

Disclosures

The following disclosures are aligned with this policy:

•	Form ADV

•	Form N-PX

•	Form N-1A

•	Form N-2

•	Investment Company Shareholder Reports

•	Form N-CSR

•	Request for Proposals (RFPs)

WELLINGTON MANAGEMENT COMPANY, LLP

GLOBAL PROXY VOTING GUIDELINES

Introduction    Upon a client’s written request, Wellington Management Company, llp (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines	Composition and Role of the Board of Directors

•      Election of Directors:

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

Case-by-Case

	• Classify Board of Directors: We will also vote in favor of shareholder proposals seeking to declassify boards.	Against

	• Adopt Director Tenure/Retirement Age (SP):	Against

•      Adopt Director & Officer Indemnification:

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

For

	• Allow Special Interest Representation to Board (SP):	Against

•      Require Board Independence:

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

For

•      Require Key Board Committees to be Independent.

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

For

• Require a Separation of Chair and CEO or Require a Lead Director:	For

• Approve Directors’ Fees:	For

• Approve Bonuses for Retiring Directors:	Case-by-Case

• Elect Supervisory Board/Corporate Assembly:	For

• Elect/Establish Board Committee:	For

•      Adopt Shareholder Access/Majority Vote on Election of Directors (SP):

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Case-by-Case

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

• Adopt/Amend Stock Option Plans:	Case-by-Case

• Adopt/Amend Employee Stock Purchase Plans:	For

•      Approve/Amend Bonus Plans:

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

Case-by-Case

• Approve Remuneration Policy:	Case-by-Case

• Exchange Underwater Options: We may support value-neutral exchanges in which senior management is ineligible to participate.	Case-by-Case

•      Eliminate or Limit Severance Agreements (Golden Parachutes): We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

Case-by-Case

• Shareholder Approval of Future Severance Agreements	Case-by-Case

Covering Senior Executives (SP):

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

• Expense Future Stock Options (SP):	For

• Shareholder Approval of All Stock Option Plans (SP):	For

• Disclose All Executive Compensation (SP):	For

Reporting of Results

• Approve Financial Statements:	For

• Set Dividends and Allocate Profits:	For

•      Limit Non-Audit Services Provided by Auditors (SP): We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

Case-by-Case

•      Ratify Selection of Auditors and Set Their Fees: We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

Case-by-Case

• Elect Statutory Auditors:	Case-by-Case

• Shareholder Approval of Auditors (SP):	For

Shareholder Voting Rights

•      Adopt Cumulative Voting (SP): We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

Against

•      Shareholder Rights Plans Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

Case-by-Case

–We generally support plans that include:

– Shareholder approval requirement

– Sunset provision

– Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

• Authorize Blank Check Preferred Stock: We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.	Case-by-Case

• Eliminate Right to Call a Special Meeting:	Against

• Increase Supermajority Vote Requirement: We likely will support shareholder and management proposals to remove existing supermajority vote requirements.	Against

• Adopt Anti-Greenmail Provision:	For

•      Adopt Confidential Voting (SP): We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

Case-by-Case

• Remove Right to Act by Written Consent:	Against

Capital Structure

•      Increase Authorized Common Stock: We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

Case-by-Case

• Approve Merger or Acquisition:	Case-by-Case

• Approve Technical Amendments to Charter:	Case-by-Case

• Opt Out of State Takeover Statutes:	For

• Authorize Share Repurchase:	For

• Authorize Trade in Company Stock:	For

• Approve Stock Splits: We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.	Case-by-Case

• Approve Recapitalization/Restructuring:	Case-by-Case

• Issue Stock with or without Preemptive Rights:	For

• Issue Debt Instruments:	Case-by-Case

Social Issues

• Endorse the Ceres Principles (SP):	Case-by-Case

• Disclose Political and PAC Gifts (SP): We generally do not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.	Case-by-Case

• Require Adoption of International Labor Organization’s Fair Labor Principles (SP):	Case-by-Case

• Report on Sustainability (SP):	Case-by-Case

Miscellaneous

• Approve Other Business:	Against

• Approve Reincorporation:	Case-by-Case

• Approve Third-Party Transactions:	Case-by-Case

Dated: October 16,2008

WENTWORTH, HAUSER AND VIOLICH

INVESTMENT COUNSEL

Excerpts from Policies and Procedures Manual

and

WHV Custom Voting Policy at Voting Agent

Proxy Voting

Proxy Voting Disclosure Statement

Wentworth, Hauser and Violich has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interests of our clients. These policies and procedures are also intended to reflect Securities and Exchange Commission requirements governing advisors as well as the fiduciary standards and responsibilities for ERISA accounts established by the Department of Labor.

The proxy voting process.    Wentworth, Hauser and Violich’s proxy voting process is managed by our Proxy Committee which is composed of portfolio managers, security analysts, and support staff. Key elements of the proxy voting process include obtaining proxy materials for vote, determining the vote on each issue, voting, and maintaining the records required.

•

Obtaining proxy materials.    We instruct client custodians to deliver proxy materials for accounts of clients who have given us voting authority. Delivery is made to a service provider we have engaged as our voting agent and independent research consultant. Periodic reconciliation of holdings and ballots is designed to reveal any failure to deliver ballots for client holdings.

•

Determining the vote.    Members of our Proxy Committee have collaboratively established a general statement of voting policy and specific voting positions on substantive proxy issues. The general policy and specific positions are generally intended to further the economic value of each investment for the expected holding period. They are reviewed regularly, as new issues arise for determination or as circumstances change, and they serve as guidelines. Ultimately each vote is cast on a case-by-case basis, taking into account the relevant circumstances at the time of each vote.

•

Voting.    Using the Internet, our voting agent posts the pending proxy notices and ballots as well as its analysis and recommendations. Voting members of our Proxy Committee take responsibility for voting according to a rotating schedule. They review the issues and the voting agent’s own analysis and then vote each issue, generally in accordance with our established voting guidelines. When circumstances suggest deviation from our established guidelines, before casting the vote, our committee members may confer with other committee members, our analysts most familiar with the security, or our portfolio manager on the account in the case of special holdings.

•

Maintaining records.    With the assistance of our voting agent, we maintain records of our policies and procedures, proxy statements received, each vote cast, any documents we create material to our decision making, and any client’s written request for proxy voting records as well as our written response to any client request for such records.

Conflicts of interest.    Any material conflict between our interests and those of a client will be resolved in the best interests of our client. In the event we become aware of such a conflict, we will (a) disclose the conflict and obtain the client’s consent before voting its shares, (b) vote in accordance with a pre-determined policy based on the independent analysis and recommendation of our voting agent, or (c) make other voting arrangements consistent with our fiduciary obligations.

Shares not voted.    Our procedures are reasonably designed to assure that we vote every eligible share with the exception of shares domiciled in share blocking countries and certain ordinary shares in foreign markets. Share blocking countries restrict share transactions for various periods surrounding the meeting date. We have taken the position that share liquidity generally has a higher value than the vote and usually do not vote shares subject to restriction on transactions. Some international markets require special powers of attorney to vote certain ordinary shares. These markets are few and our ordinary share holdings relatively modest when weighed against the onerous requirements and we have determined not to attempt generally to qualify our proxy votes for these shares.

Obtaining additional information.    We do not generally disclose our votes to third parties, but clients may obtain a report showing how we voted their shares upon request. In addition, a copy of this disclosure statement, our general Proxy Voting Policy statement, and our detailed Custom Policy statement are available to our clients upon request.

General Voting Policy For ERISA Accounts And Applicability of Guidelines For All Accounts

With respect to ERISA accounts, according to the Department of Labor, the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies (unless the voting right is properly reserved by the named fiduciary). The investment manager’s decision may not be directed, nor may the manager be relieved of liability by delegating the responsibility. Managers should have documented guidelines and are required to maintain accurate voting records.

Voting rights have economic value and the manager has a duty to evaluate issues that can have an impact on the economic value of the stock and to vote on those issues. Voting decision must be based on the ultimate economic interest of the plan, viewing the plan as a separate legal entity designed to provide retirement income and security. This means analyzing the vote for its impact on the ultimate economic value of the investment (the stock) during the period in which the plan intends to hold the investment. With respect to takeovers, plans are not required to take the “quick buck” if they judge that the plan will achieve a higher economic value by holding the shares.

Given the above obligations and objectives, the guidelines we have established with our voting agent are intended as a general indication of proxy voting decisions most likely to maximize the ultimate value of assets under management. Specific situations and resolution language will vary and therefore continuing judgment must be exercised in applying the guidelines.

More generally than with respect to ERISA accounts alone, in the absence of unique client constraints or instructions acceptable in non-fiduciary situations, the guidelines should also serve for voting on all accounts under management.

Wentworth, Hauser and Violich Proxy Voting Policy

Agenda Code and Description		ISS Policy	Wentworth Policy (if different)
I. M0100S MANAGEMENT PROPOSALS — ROUTINE/BUSINESS
M0101	Ratify Auditors	C by C
M0102	Change Date/Location of Annual Meeting	For
M0105	Accept Financial Statements and Statutory Reports	For
M0106	Amend Articles/Charter — General Matters	C by C
M0107	Approve Dividends	C by C	C by C
M0109	Approve Remuneration of Auditors	For
M0111	Change Company Name	For
M0113	Approve Investment Advisory Agreement	C by C

Agenda Code and Description		ISS Policy	Wentworth Policy (if different)
M0114	Amend Investment Advisory Agreement	C by C
M0116	Authorize Filing of Required Documents/Other Formalities	For
M0117	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For
M0119	Reimburse Proxy Contest Expenses	C by C	C by C
M0120	Approve Proposed Changes to Bank Charter	C by C
M0121	Approve Continuation of Company Under Canadian Business Corporation Act	C by C
M0122	Adopt New Articles of Association/Charter	C by C
M0123	Approve Special Auditors’ Report Regarding Related-Party Transactions (DNV sharing block countries)	For	C by C
M0124	Approve Stock Dividend Program	C by C
M0125	Other Business	Against
M0126	Amend Charter or Bylaws — Non-Routine	C by C
M0128	Designate Newspaper to Publish Meeting Announcements	For
M0129	Approve Minutes of Meeting	For
M0131	Approve Change of Fundamental Investment Policy	C by C
M0135	Amend Corporate Purpose	C by C
M0136	Approve Auditors and Authorize Board to Fix Remuneration of Auditors	For
M0137	Miscellaneous Proposal — Company-Specific	C by C	C by C
M0138	Authorize Board to Ratify and Execute Approved Resolutions	C by C
M0140	Approve Multiple Classes of Stock/Same Voting Rights	C by C
M0150	Receive Financial Statements and Statutory Reports	None
M0151	Approve Financial Statements, Allocation of Income, and Discharge Directors	C by C
M0152	Approve Allocation of Income and Dividends	C by C
M0153	Approve Allocation of Dividends on Shares Held by Company	For
M0154	Approve Continuation of Company Under Provincial Business Corporation Act	C by C
M0155	Appoint Auditors and Deputy Auditors	C by C
M0156	Ratify Alternate Auditor	C by C

Agenda Code and Description		ISS Policy	Wentworth Policy (if different)
M0157	Appoint Censor(s)	For
M0158	Approve Remuneration of Directors and Auditors	For
M0159	Change Location of Registered Office/Headquarters	For
M0160	Approve Listing of Shares on a Secondary Exchange	For
M0161	Appoint Agencies to Rate the Company’s Publicly Offered Securities	For
M0162	Designate Risk Assessment Companies	For
M0163	Approve Investment and Financing Policy	C by C
M0164	Open Meeting	None
M0165	Close Meeting	None
M0166	Allow Questions	None
M0167	Announce Vacancies on Supervisory Board	None
M0168	Elect Chairman of Meeting	For
M0169	Prepare and Approve List of Shareholders	For
M0170	Acknowledge Proper Convening of Meeting	For
M0171	Elect Members of Election Committee	For
M0172	Consider Measures to Address the Decline in the Company’s Net Asset Value Relative to Its Capital	C by C
M0173	Approve Standard Accounting Transfers	C by C
M0174	Receive Shareholders’ Committee Report	None
M0175	Transact Other Business	None
M0176	Change Fiscal Year End	For

Agenda Code and Description		ISS Policy	Client Policy
II. M0200S MANAGEMENT PROPOSALS — DIRECTOR RELATED
M0201	Elect Directors	C by C	C by C
M0202	Fix Number of Directors	For
M0203	Approve Increase in Size of Board	C by C
M0204	Approve Decrease in Size of Board	C by C
M0205	Allow Board to Set its Own Size	Against
M0206	Classify the Board of Directors	Against	C by C

Agenda Code and Description		ISS Policy	Client Policy
M0207	Eliminate Cumulative Voting	C by C	C by C
M0208	Fix Number of and Elect Directors	C by C
M0209	Approve Director/Officer Liability Provisions	C by C
M0209	Approve Director and Auditor Indemnification (Italy)	For	C by C
M0210	Approve Director/Officer Indemnification Provisions	C by C
M0211	Approve Director/Officer Indemnification Agreements	C by C
M0212	Approve Director/Officer Liability and Indemnification	C by C
M0215	Declassify the Board of Directors	For	C by C
M0216	Remove Age Restriction for Directors	For
M0217	Establish/Alter Mandatory Retirement Policy for Directors	C by C
M0218	Elect Director to Represent Class X Shareholders	C by C
M0219	Approve Remuneration of Directors	C by C
M0222	Allow Board to Delegate Powers to Committees	C by C
M0223	Adopt/Amend Nomination Procedures for the Board	C by C
M0225	Elect Directors (Opposition Slate)	C by C
M0226	Classify Board and Elect Directors	Against	C by C
M0227	Amend Articles — Board-Related	C by C
M0228	Elect Alternate/Deputy Directors	C by C
M0229	Authorize Board to Fill Vacancies	C by C
M0231	Adopt or Amend Director Qualifications	C by C
M0232	Change Range for the Size of the Board	C by C
M0233	Elect Company Clerk/Secretary	C by C
M0250	Elect Supervisory Board Member	C by C
M0251	Elect Employee Representative to the Board	C by C
M0252	Create Position of Honorary Director	For
M0253	Amend Articles to Change Size of Supervisory Board	C by C
M0254	Allow Board to Appoint Additional Directors Between Annual Meetings	C by C
M0255	Amend Quorum Requirements	Against
M0256	Appoint Members of Shareholders’ Committee	C by C

Agenda Code and Description		ISS Policy	Client Policy
M0257	Elect Board Representative for Holders of Savings Shares and Fix His/Her Remuneration	C by C
M0258	Determine Number of Members and Deputy Members of Board	C by C
M0259	Elect Members and Deputy Members of Corporate Assembly	C by C
M0260	Approve Discharge of Management Board	Against	C by C
M0261	Approve Discharge of Supervisory Board	C by C
M0262	Approve Discharge of Management and Supervisory Board	C by C
M0263	Approve Discharge of Auditors	C by C
M0264	Approve Discharge of Board and President	C by C
M0267	Company Specific — Board-Related	C by C
	Discharge of Management and Board (Denmark)	Against	AGT
III. M0300S MANAGEMENT PROPOSALS — CAPITALIZATION
M0301	Authorize a New Class of Common Stock	C by C
M0302	Authorize New Class of Preferred Stock	C by C
M0304	Increase Authorized Common Stock	C by C
M0305	Increase Authorized Preferred Stock	C by C
M0306	Increase Authorized Preferred and Common Stock	C by C
M0307	Approve Stock Split	For
M0308	Approve Reverse Stock Split	C by C
M0309	Approve Increase in Common Stock and a Stock Split	C by C
M0312	Issue Common Stock Upon Conversion of Preferred Stock	C by C
M0313	Approve Issuance of Warrants/Convertible Debentures	C by C
M0314	Eliminate Preemptive Rights	C by C
M0315	Eliminate/Adjust Par Value of Common Stock	For
M0316	Amend Votes Per Share of Existing Stock	C by C
M0318	Authorize Share Repurchase Program	C by C
M0319	Authorize Board to Set Terms of Preferred	Against
M0320	Eliminate Class of Preferred Stock	For
M0321	Eliminate Class of Common Stock	For
M0322	Cancel Company Treasury Shares	For

Agenda Code and Description		ISS Policy	Client Policy
M0323	Approve Issuance of Shares for a Private Placement	C by C
M0325	Reduce Authorized Common Stock	C by C
M0326	Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value	C by C
M0327	Approve Reduction in Stated Capital	C by C
M0328	Approve Increase in Authorized Capital	C by C
M0329	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights	C by C
M0330	Reverse Stock Split/Forward Stock Split (Going Dark)	C by C	C by C
M0330	Use of Put and Call Options for Share Repurchases	For	C by C
M0330	Company Specific — Equity-Related	C by C
M0331	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	C by C
M0332	Increase Authorized Common Stock and Authorize New Class of Preferred Stock	C by C
M0334	Increase Authorized Common Stock and Authorize New Class of Common Stock	C by C
M0335	Adopt/Amend Dividend Reinvestment Plan	C by C
M0336	Increase Capital Stock for Use in Shareholder Rights Plan	Against
M0338	Reduce Authorized Preferred Stock	C by C
M0339	Reduce Authorized Common and Preferred Stock	C by C
M0340	Extend Redemption Date of Common/Preferred Stock	C by C
M0341	Approve Dual Class Stock Recapitalization	Against
M0342	Approve/Amend Stock Ownership Limitations	C by C
M0343	Approve/Amend Securities Transfer Restrictions	C by C
M0344	Consent to Amended Bond Indenture	C by C
M0350	Authorize Stock With Other Than One Vote Per Share	Against
M0346	Share Repurchases to Fund Stock Option Plans	Against	C by C
M0351	Approve Unlimited Capital Authorization	Against
M0352	Convert Multiple Voting Shares to Common Shares	For
M0353	Ratify Past Issuance of Shares	C by C

Agenda Code and Description		ISS Policy	Client Policy
M0354	Approve Creation of Conditional Capital	C by C
M0355	Approve Conversion of Participation Certificates	C by C
M0356	Authorize Issuance of Investment Certificates	C by C
M0357	Authorize Issuance of Warrants with Preemptive Rights	C by C
M0358	Authorize Issuance of Warrants without Preemptive Rights	C by C
M0359	Authorize Issuance of Shares with Warrants Attached with Preemptive Rights	C by C
M0360	Authorize Issuance of Shares with Warrants Attached without Preemptive Rights	C by C
M0361	Authorize Issuance of Bonds with Warrants Attached with Preemptive Rights	C by C
M0362	Authorize Issuance of Bonds with Warrants Attached without Preemptive Rights	C by C
M0363	Authorize Issuance of Convertible Bonds with Preemptive Rights	C by C
M0364	Authorize Issuance of Convertible Bonds without Preemptive Rights	C by C
M0365	Authorize Issuance of Equity Upon Conversion of a Subsidiary’s Equity-Linked Securities	C by C
M0366	Authorize Capital Increase for Future Share Exchange Offers	C by C
M0367	Set Global Limit for Capital Increase to Result From All Issuance Requests	C by C
M0368	Approve Issuance of Shares Pursuant to the Share Option Scheme	C by C
M0369	Approve Issuance of Eurobonds	C by C
M0370	Authorize Issuance of Bonds/Debentures	C by C
M0371	Approve Renewal of Unmarketable Parcels Provision	For
M0372	Approve Bond Repurchase	C by C
M0373	Authorize Reissuance of Repurchased Shares	C by C
M0374	Approve Reduction in Share Capital	C by C
M0375	Approve Reduction/Cancellation of Share Premium Account	C by C
M0376	Convert Form of Securities	C by C
M0377	Amend Articles/Charter to Reflect Changes in Capital	C by C
M0378	Amend Articles/Charter — Equity-Related	C by C
	Protective Preference Shares (Netherlands)	C by C	C by C

Agenda Code and Description		ISS Policy	Client Policy
IV. M0400S MANAGEMENT PROPOSALS — REORG. AND MERGERS
M0401	Change State of Incorporation [ ]	C by C
M0404	Approve Reorganization Plan	C by C
M0405	Approve Merger Agreement	C by C
M0407	Approve Restructuring Plan	C by C
M0410	Issue Shares in Connection with an Acquisition	C by C
M0411	Approve Disposition of Assets and Liquidate Company	C by C
M0412	Approve Recapitalization Plan	C by C
M0413	Amend Articles — Organization-Related	C by C
M0414	Company Specific — Organization-Related	C by C
M0418	Approve Formation of Holding Company	C by C
M0419	Acquire Certain Assets of Another Company	C by C
M0420	Approve Conversion to Self-Managed REIT	C by C
M0430	Approve/Amend Subadvisory Agreement	C by C
M0431	Adopt Dollar-based Voting Rights	C by C
M0432	Approve Conversion to Series of Delaware Business Trust.	C by C
M0433	Approve Conversion from Closed-End to Open-End Fund	C by C
M0434	Approve Merger of Funds	C by C
M0435	Approve Distribution Agreement	C by C
M0450	Approve Acquisition	C by C
M0451	Approve Merger by Absorption	C by C
M0452	Approve Joint Venture Agreement	C by C
M0453	Approve Plan of Liquidation	C by C
M0454	Approve Spin-Off Agreement	C by C
M0455	Approve Public Offering of Shares in Subsidiary	C by C
M0456	Approve Exchange of Debt for Equity	C by C
M0457	Waive Requirement for Mandatory Offer to All Shareholders.	C by C
M0458	Approve Accounting Treatment of Merger, Absorption, or Similar Transaction	C by C
M0459	Approve Affiliation Agreements with Subsidiaries	C by C

Agenda Code and Description		ISS Policy	Client Policy
M0460	Approve Transaction with a Related Party	C by C	C by C
M0461	Amend Articles to: (Japan)	C by C
M0462	Approve Pledging of Assets for Debt	C by C
M0463	Approve Investment in Another Company	C by C
M0464	Approve Loan Agreement	C by C
M0470	Company Specific — Mutual Fund	C by C
V. M0500S MANAGEMENT PROPOSALS — NON-SALARY COMP.
M0501	Approve Stock Option Plan	C by C	C by C
M0503	Amend Stock Option Plan	C by C	C by C
M0504	Approve Incentive Stock Option Plan	C by C	C by C
M0506	Amend Incentive Stock Option Plan	C by C	C by C
M0507	Approve Restricted Stock Plan	C by C	C by C
M0509	Amend Restricted Stock Plan	C by C	C by C
M0510	Approve Employee Stock Purchase Plan	C by C	C by C
M0512	Amend Employee Stock Purchase Plan	C by C	C by C
M0522	Approve Omnibus Stock Plan	C by C	C by C
M0524	Amend Omnibus Stock Plan	C by C	C by C
M0525	Approve Non-Employee Director Stock Option Plan	C by C	C by C
M0526	Amend Non-Employee Director Stock Option Plan	C by C	C by C
M0527	Approve Non-Employee Director Restricted Stock Plan	C by C	C by C
M0528	Approve Stock Appreciation Rights Plan	C by C
M0530	Amend Stock Appreciation Rights Plan	C by C
M0534	Approve/Amend 401(k)/Savings Plan	C by C
M0535	Approve/Amend Executive Incentive Bonus Plan	C by C
M0537	Approve/Amend Supplemental Retirement Plan	C by C	For
M0538	Approve/Amend Deferred Compensation Plan	C by C
M0540	Approve Employment Agreement	C by C
M0541	Approve Stock/Cash Award to Executive	C by C
M0543	Approve Executive Loans to Exercise Options	C by C
M0546	Approve Executive Loans (Not for Options)	C by C

Agenda Code and Description		ISS Policy	Client Policy
M0547	Company-Specific — Compensation-Related	C by C
M0548	Approve Repricing of Options	C by C	C by C
M0550	Remuneration Report	C by C	DNV
M0550	Remuneration Report (Germany)	C by C	DNV
M0550	Remuneration Report (Sweden)	C by C	C by C
M0554	Approve Outside Director Stock Awards/Options in Lieu of Cash	C by C
M0555	Approve Stock Option Plan Grants	C by C
M0556	Approve Stock-for-Salary/Bonus Plan	C by C
M0557	Approve Retirement Benefits for Nonexecutive Directors	C by C
M0558	Approve/Amend Bundled Compensation Plans	C by C
M0561	Approve/Amend Executive Stock Option Plan	C by C
M0562	Approve/Amend Employee Savings-Related Share Purchase	C by C
M0564	Approve/Amend Employment Agreements	C by C
M0567	Approve Employee Stock Ownership Plan	C by C
M0568	Approve/Amend Profit Sharing Plan	C by C
M0580	Appoint Internal Statutory Auditor	C by C
M0582	Approve Retirement Bonuses for Directors	C by C
M0583	Approve Retirement Bonuses for Statutory Auditors	C by C
M0584	Approve Retirement Bonuses for Directors and Statutory Auditors	C by C
M0585	Approve Special Bonus for Family of Deceased Director	C by C
M0586	Approve Special Bonus for Family of Deceased Statutory Auditor	C by C
M0587	Approve Special Bonuses for Families of Deceased Directors and Statutory Auditors	C by C
M0588	Approve Increase in Aggregate Compensation Ceiling for Directors	C by C
M0589	Approve Increase in Aggregate Compensation Ceiling for Statutory Auditors	C by C
M0590	Approve Increase in Aggregate Compensation Ceiling for Directors and Statutory Auditors	C by C
M0591	Approve or Amend Option Plan for Overseas Employees	C by C
M0592	Amend Terms of Outstanding Options	C by C
M0593	Approve Share Plan Grant	C by C

Agenda Code and Description		ISS Policy	Client Policy
M0594	Approve Financial Assistance in Connection with Stock Purchase/Stock Option Plan	C by C
M0595	Amend Articles/Charter — Compensation-Related	C by C
M0596	Approve Non-Employee Director Restricted Stock Plan	C by C
M0597	Amend Non-Employee Director Restricted Stock Plan	C by C
M0598	Approve Non-Employee Director Omnibus Plan	C by C
M0599	Amend Non-Employee Director Omnibus Stock Plan	C by C
	Transferable Stock Options Included in any New Option Plan	For	C by C
	One-time Transferable Stock Option Transfers	C by C	C by C
	Share-based Option Plans for TSXV Issuers (Canada)	C by C	C by C
	To Reduce Strike Price by Amount of Future Dividends (Finland)	C by C	C by C
	Matching Share plans (Sweden, Norway)	C by C	C by C
VI. M0600S MANAGEMENT PROPOSALS — ANTITAKEOVER RELATED
M0601	Amend Articles/Bylaws/Charter to Include Antitakeover Provision(s)	Against
M0602	Amend Articles/Bylaws/Charter to Remove Antitakeover Provision(s)	For
M0603	Eliminate Right to Act by Written Consent	Against
M0604	Provide Directors May Only Be Removed for Cause	Against
M0605	Adopt or Increase Supermajority Vote Requirement for Amendments (up to 66 2/3%)	Against
M0606	Adopt or Increase Supermajority Vote Requirement for Mergers	Against
M0607	Adopt or Increase Supermajority Vote Requirement for Removal of Directors	Against
M0608	Reduce Supermajority Vote Requirement	For
M0609	Adopt or Amend Shareholder Rights Plan (Poison Pill)	C by C
M0611	Approve Control Share Acquisition	C by C
M0612	Opt Out of State’s Control Share Acquisition Law	C by C
M0613	Adopt Fair Price Provision	C by C
M0614	Rescind Fair Price Provision	C by C
M0617	Adjourn Meeting	C by C	C by C
M0618	Eliminate Right to Call Special Meeting	Against
M0619	Restrict Right to Call Special Meeting	Against

Agenda Code and Description		ISS Policy	Client Policy
M0621	Require Advance Notice for Shareholder Proposals/Nominations	C by C
M0622	Consider Non-Financial Effects of Mergers	Against
M0627	Permit Board to Amend Bylaws Without Shareholder Consent	Against
M0629	Waive Control Share Acquisition Provision	C by C
M0630	Renew Shareholder Rights Plan (Poison Pill)	C by C
M0650	Adopt Double Voting Rights for Long-Term Registered Shareholders	Against
M0651	Adopt Increased Dividends for Long-Term Registered Shareholders	Against
M0652	Renew Partial Takeover Provision	C by C
M0653	Authorize Board to Issue Shares in the Event of a Public Tender Offer or Share Exchange Offer	Against
M0654	Authorize Board to Repurchase Shares in the Event of a Public Tender Offer or Share Exchange Offer	Against
	Share Repurchase Program During Hostile takeover (France)	Against	Against
M0655	Allow Board to Use All Outstanding Capital Authorizations in the Event of a Public Tender Offer or Share Exchange	Against
M0656	Create/Eliminate Special Share Held By Government	C by C
M0657	Adopt New Articles/Charter — Privatization-Related	C by C
M0658	Approve/Amend Stock Ownership Limitations	C by C
M0659	Approve Reduction in Share Ownership Disclosure Threshold	C by C
M0660	Amend Articles/Charter — Governance-Related	C by C
M0661	Company-Specific — Governance-Related	C by C
VII. S0100S SHAREHOLDER PROPOSALS — ROUTINE BUSINESS
S0101	Rotate Annual Meeting Location	Against
S0102	Change Date/Time of Annual Meeting	Against
S0106	Initiate Payment of Cash Dividend	C by C
S0107	Separate Chairman and CEO Positions	C by C	C by C
S0108	Liquidate Company Assets and Distribute Proceeds	C by C
S0110	Establish Shareholder Advisory Committee	C by C
S0115	Company-Specific — Miscellaneous	C by C
S0118	Convert Closed-End Fund to Open-End Fund	C by C

Agenda Code and Description		ISS Policy	Client Policy
VIII. S0200S SHAREHOLDER PROPOSALS — DIRECTOR RELATED
S0201	Declassify the Board of Directors	For	C by C
S0202	Establish Term Limits for Directors	Against
S0203	Establish a Nominating Committee	For
S0204	Establish a Compensation Committee	For
S0205	Establish Other Board Committee	C by C	C by C
S0207	Restore or Provide for Cumulative Voting	C by C
S0209	Establish Director Stock Ownership Requirement	C by C
S0211	Establish Mandatory Retirement Age for Directors	Against
S0212	Require a Majority Vote for the Election of Directors	For	For
S0214	Remove Existing Directors	C by C
S0215	Require Majority of Independent Directors on Board	For
S0217	Provide for Special Interest Representation on Board	C by C
S0219	Limit Composition of Committee(s) to Independent Directors	C by C
S0220	Require Director Nominee Qualifications	C by C
S0222	Company-Specific — Board-Related	C by C
S0223	Require Directors Fees to be Paid in Stock	Against
S0225	Change Size of Board of Directors	C by C
S0227	Add Women and Minorities to the Board	C by C	C by C
S0230	Require Two Candidates for Each Board Seat	Against
S0233	Amend Articles/Bylaws/Charter-Filling Vacancies	C by C
S0234	Amend Articles/Bylaws/Charter-Removal of Directors	C by C
S0235	Amend Articles/Bylaws/Charter-Call Special Meetings	C by C
S0236	Amend Vote Requirements to Amend Articles/ Bylaws/Charter	C by C
S0237	Amend Director/Officer Indemnification/Liability Provisions	C by C
S0250	Elect a Shareholder-Nominee to the Board	C by C
IX. S0300S SHAREHOLDER PROPOSALS — CORPORATE GOVERNANCE
S0302	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	For	For
S0302	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote (Japan)	C by C	C by C
S0304	Provide for Confidential Voting	For	C by C

Agenda Code and Description		ISS Policy	Client Policy
S0306	Submit Acquisition Offer(s) for Shareholder Vote	For	C by C
S0307	Restore Preemptive Rights of Shareholders	C by C
S0311	Reduce Supermajority Vote Requirement	For
S0318	Eliminate or Restrict Severance Agreements (Change-in-Control)	C by C
S0319	Reincorporate in Another State [ ]	C by C
S0320	Submit Preferred Stock Issuance to Vote	C by C
S0321	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	For	C by C
S0326	Amend Articles/Bylaws/Charter to Remove Antitakeover Provisions	For
S0329	Eliminate Discretionary Voting of Unmarked Proxies	Against
S0330	Eliminate Cumulative Voting	C by C
S0332	Amend Terms of Existing Poison Pill	C by C
S0350	Amend Articles to Limit the Bank’s Authority to Exercise Votes at AGMs as Proxy for Shareholders	C by C
S0351	Initiate Special Investigation to Determine if the Bank Property Voted Proxies in the Previous Five Years	C by C
S0352	Company-Specific — Governance-Related	C by C
X. S0400S SHAREHOLDER PROPOSALS — SOCIAL / HUMAN RIGHTS
S0411	MacBride Principles	C by C	AGT
S0414	ILO Standards	C by C
S0415	Vendor Standards	C by C
S0417	Workplace Code of Conduct	C by C
S0420	Burma-Related	C by C
S0424	Report on Maquiladora Operations	C by C	AGT
S0425	China Principles	C by C
S0426	Human Rights-Related	C by C
XI. S0500S SHAREHOLDER PROPOSALS - COMPENSATION
S0501	Limit/Prohibit Awards to Executives	C by C
S0506	Supplemental Executive Retirement Plan	C by C	C by C
S0507	Report on Executive Compensation	C by C
S0508	Submit Executive Compensation to Vote	C by C
S0509	Eliminate Outside Directors’ Retirement Benefits	For

Agenda Code and Description		ISS Policy	Client Policy
S0510	Link Executive Compensation to Social Issues	C by C
S0511	Company-Specific — Compensation-Related	C by C
S0512	Performance-Based/Indexed Options	C by C	C by C
S0513	Put Repricing of Stock Options to Shareholder Vote	For
S0514	Approve Option Expensing	C by C	For
S0517	Executive Compensation Advisory Proposed	C by C	C by C
S0520	Superior Pay-for-Performance	C by C	C by C
XII. S0600S SHAREHOLDER PROPOSALS — GENERAL ECONOMIC ISSUES
S0602	Report on Bank Lending Policies	C by C	AGT
S0614	International Finance	C by C
S0616	Adopt High-Performance Workplace Policy	C by C
S0617	Hire Advisor to Maximize Shareholder Value	C by C
S0618	Seek Sale of Company/Assets	C by C
XIII. S0700S SHAREHOLDER PROPOSALS — HEALTH / ENVIRONMENT
S0702	Advertising Standards	C by C	AGT
S0703	Tobacco-Related — Miscellaneous	C by C	C by C
S0704	Tobacco-Related — Prepare Report	C by C	C by C
S0706	Abortion-Related Activities	C by C
S0708	Reduce or Eliminate Toxic Wastes or Emissions	C by C	AGT
S0709	Nuclear Power-Related	C by C	AGT
S0720	Alcohol-Related	C by C	AGT
S0725	Weapon-Related	C by C	AGT
S0726	Adopt Conservation Policy	C by C	AGT
S0727	Report on Foreign Military Sales/Defense Business	C by C	AGT
S0728	CERES Principles	C by C	AGT
S0729	Drug Pricing	C by C	AGT
S0730	Report on Environmental Policies	C by C	AGT
S0735	Health Care-Related	C by C	AGT
S0736	Genetically Modified Organisms (GMO)	C by C
S0740	Environmental-Related — Miscellaneous	C by C

Agenda Code and Description		ISS Policy	Client Policy
S0741	ANWR	C by C
S0742	Global Warming	C by C
S0742	Greenhouse Gas Emissions	C by C	C by C
XIV. S0800S SHAREHOLDER PROPOSALS — OTHER / MISC.
S0805	Report on Government Service of Employees	C by C
S0806	Charitable Contributions	C by C	AGT
S0807	Political Contributions/Activities	C by C	AGT
S0810	Company-Specific — Shareholder Miscellaneous	C by C
S0812	EEOC-Related Activities	C by C	AGT
S0814	Glass Ceiling	C by C	AGT
S0999	Msc. Environment Issues	C by C	C by C
S0999	Lobbying Expenditures/Initiatives	C by C	C by C

PART C: OTHER INFORMATION

Item 23.	Exhibits

(a)(1)	Agreement and Declaration of Trust.[1]

(a)(2)	Amended and Restated Agreement and Declaration of Trust.[2]

(a)(2)(i)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust.[17]

(a)(2)(ii)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust.[23]

(a)(3)	Certificate of Trust.[1]

(a)(4)	Certificate of Amendment to the Certificate of Trust.[2]

(b)(1)(i)	By-Laws.[1]

(c)(1)(ii)	None, other than Exhibits (a)(2) and (b)(1)(i).

(d)	Investment Advisory Contracts

(d)(1)(i)	Investment Management Agreement between EQ Advisors Trust (“Trust”) and EQ Financial Consultants, Inc. (“EQFC”) dated April 14, 1997.[4]

(d)(1)(ii)	Amendment No. 1, dated December 9, 1997, to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.[7]

(d)(1)(iii)	Amendment No. 2, dated as of December 31, 1998, to Investment Management Agreement between the Trust and EQFC dated April 14, 1997.[11]

(d)(1)(iv)	Form of Amendment No. 3, dated as of April 30, 1999, to Investment Management Agreement between the Trust and EQFC.[11]

(d)(1)(v)	Form of Amendment No. 4, dated as of August 30, 1999, to Investment Management Agreement between the Trust and EQFC.[12]

(d)(1)(vi)	Amended and Restated Investment Management Agreement, dated as of May 1, 2000, between the Trust and AXA Equitable Life Insurance Co. (formerly known as The Equitable Life Assurance Society of the United States) (“AXA Equitable”). [15]

(d)(1)(vii)	Revised Amendment No. 1, dated as of September 1, 2000, to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[17]

(d)(1)(viii)	Amendment No. 2, dated as of September 1, 2001, to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[20]

(d)(1)(ix)	Amendment No. 3, dated as of November 22, 2002 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[23]

C-1

(d)(1)(x)	Amendment No. 4, dated as of May 2, 2003 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[26]

(d)(1)(xi)	Investment Management Agreement dated April 1, 2004 between the Trust and AXA Equitable with respect to the EQ/Enterprise Capital Appreciation Portfolio, EQ/Enterprise Deep Value Portfolio, EQ/MONY Equity Growth Portfolio, EQ/Enterprise Equity Income Portfolio, EQ/MONY Equity Income Portfolio, EQ/Enterprise Equity Portfolio, EQ/Enterprise Global Socially Responsive Portfolio, EQ/Enterprise Growth and Income Portfolio, EQ/Enterprise Growth Portfolio, EQ/Enterprise Mergers and Acquisitions Portfolio, EQ/Enterprise Multi-Cap Growth Portfolio, EQ/Enterprise Small Company Growth Portfolio, EQ/Enterprise Small Company Value Portfolio, EQ/Enterprise International Growth Portfolio, EQ/MONY Government Securities Portfolio, EQ/Enterprise High-Yield Bond Portfolio, EQ/MONY Intermediate Term Bond Portfolio, EQ/MONY Long Term Bond Portfolio, EQ/MONY Money Market Portfolio, EQ/Enterprise Short Duration Bond Portfolio, EQ/Enterprise Total Return Portfolio, EQ/MONY Diversified Portfolio and EQ/Enterprise Managed Portfolio (collectively, the “MONY Portfolios”).[34]

(d)(1)(xii)	Amendment No. 5 dated July 8, 2004 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[31]

(d)(1)(xiii)	Amendment No. 6 dated October 25, 2004 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[31]

(d)(1)(xiv)	Amendment No. 7 dated May 1, 2005 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.[33]

(d)(1)(xv)	Amendment No. 1 dated as of September 9, 2005 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004 with respect to the MONY Portfolios.[36]

(d)(1)(xvi)	Amendment No. 8 dated September 30, 2005 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. [37]

(d)(1)(xvii)	Amendment No. 2 dated January 1, 2006, to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004 with respect to the MONY Portfolios. [38]

(d)(1)(xviii)	Amendment No. 9 dated August 1, 2006 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. [41]

(d)(1)(xix)	Amendment No. 3 dated August 1, 2006 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004 with respect to the MONY Portfolios. [41]

(d)(1)(xx)	Amendment No. 10 dated May 1, 2007 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. [45]

(d)(1)(xxi)	Investment Management Agreement dated May 1, 2007 between the Trust and AXA Equitable with respect to the EQ/Franklin Templeton Founding Strategy Portfolio. [45]

(d)(1)(xxii)	Amendment No. 11 dated July 11, 2007 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. [46]

C-2

(d)(1)(xxiii)	Amendment No. 4 dated July 11, 2007 to the Investment Management Agreement between the Trust and AXA Equitable dated April 1, 2004 with respect to the MONY Portfolios. [46]

(d)(1)(xxiv)	Amendment No. 1 dated January 1, 2008 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2007. [47]

(d)(1)(xxv)	Amendment No. 12 dated May 1, 2008 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. (filed herewith)

(d)(1)(xxvi)	Amendment No. 1 dated , 2009 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2007. (to be filed by amendment)

(d)(1)(xxvii)	Amendment No. 13 dated December 1, 2008 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. (filed herewith)

(d)(1)(xxviii)	Amendment No. 14 dated January 1, 2009 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000. (filed herewith)

(d)(2)	Investment Advisory Agreement between EQFC and T. Rowe Price Associates, Inc. dated April 1997.[4]

(d)(3)	Investment Advisory Agreement between EQFC and Rowe Price-Fleming International, Inc. dated April 1997.[4]

(d)(3)(i)	Investment Advisory Agreement between AXA Equitable and T. Rowe Price International, Inc. dated August 8, 2000.[17]

(d)(3)(ii)	Investment Advisory Agreement between AXA Equitable and T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the EQ/T. Rowe Price Growth Stock Portfolio dated July 2, 2007. [48]

(d)(3)(iii)	Amendment No. 1 dated November 27, 2007 to the Investment Advisory Agreement between AXA Equitable and T. Rowe Price dated July 2, 2007. [48]

(d)(4)	Investment Advisory Agreement between EQFC and Putnam Investment Management, Inc. dated April 28, 1997.[4]

(d)(4)(i)	Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between AXA Equitable and Putnam Investment Management, Inc. dated April 28, 1997.[20]

(d)(4)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Putnam Investment Management, Inc. dated August 1, 2002.[23]

(d)(4)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Putnam Investment Management, LLC (“Putnam”) dated July 31, 2003.[26]

(d)(4)(iv)	Amendment No. 1, dated as of December 12, 2003, to Investment Advisory Agreement between AXA Equitable and Putnam dated July 31, 2003.[26]

(d)(5)(i)	Investment Advisory Agreement between EQFC and Massachusetts Financial Services Company (“MFS”) dated April 1997.[4]

C-3

(d)(5)(ii)	Amendment No. 1, dated as of December 31, 1998, to Investment Advisory Agreement by and between EQFC and MFS dated April 1997.[11]

(d)(5)(iii)	Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement between AXA Equitable and MFS dated April 1997.[14]

(d)(5)(iv)	Amended and Restated Investment Advisory Agreement between AXA Equitable and MFS (dba MFS Investment Management) (“MFSIM”) dated July 10, 2002.[23]

(d)(5)(v)	Amendment No. 1 dated November 22, 2002, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and MFSIM dated July 10, 2002.[23]

(d)(5)(vi)	Amendment No. 2, dated August 18, 2003, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and MFSIM dated July 10, 2002.[26]

(d)(5)(vii)	Amendment No. 3, dated July 25, 2005 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and MFSIM dated July 10, 2002. [38]

(d)(5)(viii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and MFSIM dated as of August 1, 2006. [44]

(d)(5)(ix)	Amendment No. 1, dated May 25, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and MFSIM dated as of August 1, 2006. [48]

(d)(6)	Investment Advisory Agreement between EQFC and Morgan Stanley Asset Management Inc. (“Morgan Stanley”) dated April 1997.[4]

(d)(6)(i)	Amendment No. 1, dated as of April 1, 2001, to Investment Advisory Agreement between AXA Equitable and Morgan Stanley dated April 1997.[20]

(d)(6)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Morgan Stanley Investment Management (“MSIM”) dated July 10, 2002.[23]

(d)(6)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and MSIM dated July 31, 2003.[26]

(d)(6)(iv)	Amendment No. 1 dated May 1, 2005, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and MSIM dated July 31, 2003. [38]

(d)(6)(v)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and MSIM dated August 1, 2006. [44]

(d)(6)(vi)	Amendment No. 1 dated July 2, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and MSIM dated August 1, 2006. [48]

(d)(7)	Investment Advisory Agreement between EQFC and Merrill Lynch Asset Management, L.P. dated April 1997.[4]

(d)(7)(i)	Investment Advisory Agreement between EQFC and Fund Asset Management (“FAM”) dated May 1, 2000.[17]

C-4

(d)(7)(ii)	Form of Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between AXA Equitable and FAM dated May 1, 2000.[20]

(d)(7)(iii)	Amendment No. 2 dated as of December 6, 2001, to Investment Advisory Agreement between AXA Equitable and FAM dated May 1, 2000.[21]

(d)(7)(iv)	Amendment No. 3, dated as of August 18, 2003, to Investment Advisory Agreement between AXA Equitable and FAM dated May 1, 2000.[26]

(d)(7)(v)	Investment Advisory Agreement between AXA Equitable and Merrill Lynch Investment Managers International Limited dated December 12, 2003 with respect to the EQ/Mercury International Value Portfolio.[26]

(d)(7)(vi)	Amendment No. 4 dated as of December 2, 2005 to Investment Advisory Agreement between AXA Equitable and FAM dated May 1, 2000. [44]

(d)(7)(vii)	Amendment No. 5 dated as of August 24, 2006 to Investment Advisory Agreement between AXA Equitable and FAM dated May 1, 2000. [44]

(d)(8)	Investment Advisory Agreement between EQFC and Lazard Frères & Co. LLC (“Lazard”) dated December 9, 1997.[7]

(d)(8)(i)	Amendment No. 1, dated as of March 1, 2001, to Investment Advisory Agreement between AXA Equitable and Lazard dated December 9, 1997.[20]

(d)(8)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Lazard (dba Lazard Asset Management) dated July 10, 2002.[23]

(d)(8)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Lazard Asset Management LLC (“Lazard”) dated July 31, 2003.[26]

(d)(8)(iv)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Lazard dated August 18, 2003.[26]

(d)(8)(v)	Investment Advisory Agreement between AXA Equitable and Lazard dated May 5, 2005. [44]

(d)(9)	Investment Advisory Agreement between EQFC and J.P. Morgan Investment Management, Inc. (“J. P. Morgan”) dated December 9, 1997.[7]

(d)(9)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated July 10, 2002.[23]

(d)(9)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated July 31, 2003.[26]

(d)(9)(iii)	Amendment No. 1, dated December 13, 2004 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated July 31, 2003.[32]

(d)(9)(iv)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated August 1, 2006. [44]

C-5

(d)(9)(v)	Amendment No. 1 dated July 1, 2008 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated August 1, 2006. (filed herewith)

(d)(9)(vi)	Amendment No. 2 dated January 15, 2009 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated August 1, 2006. (filed herewith)

(d)(10)	Investment Advisory Agreement between EQFC and Credit Suisse Asset Management, LLC dated as of July 1, 1999.[12]

(d)(11)	Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp. dated as of December 31, 1998.[11]

(d)(11)(i)	Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between AXA Equitable and Evergreen Asset Management Corp. dated as of December 31, 1998.[21]

(d)(11)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Evergreen Investment Management Company (“Evergreen”) dated as of July 31, 2003.[26]

(d)(11)(iii)	Amendment No. 1 dated September 30, 2005, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Evergreen dated as of July 31, 2003. [38]

(d)(11)(iv)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Evergreen dated August 1, 2006. [44]

(d)(11)(v)	Amendment No. 1 dated May 1, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Evergreen dated August 1, 2006. [45]

(d)(11)(vi)	Investment Advisory Agreement dated May 1, 2007 between AXA Equitable, Evergreen and First International Advisors, LLC d/b/a Evergreen International Advisors (“Evergreen International”) [45]

(d)(11)(vii)	Investment Advisory Agreement dated October 28, 2008 by and between AXA Equitable and Evergreen. (filed herewith)

(d)(11)(viii)	Investment Advisory Agreement dated October 28, 2008 by and between AXA Equitable and Evergreen International. (filed herewith)

(d)(12)(i)	Form of Investment Advisory Agreement between EQFC and Alliance Capital Management L.P. (“Alliance”) dated as of May 1, 1999.[11]

(d)(12)(ii)	Amendment No. 1, dated as of October 18, 1999, to Investment Advisory Agreement by and between EQFC and Alliance dated as of May 1, 1999.[14]

(d)(12)(iii)	Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement by and between AXA Equitable and Alliance dated as of May 1, 1999.[15]

(d)(12)(iv)	Amendment No. 3, dated as of March 1, 2001, to Investment Advisory Agreement by and between AXA Equitable and Alliance dated as of May 1, 1999.[20]

(d)(12)(v)	Amendment No. 4, dated as of May 21, 2001, to Investment Advisory Agreement by and between AXA Equitable and Alliance dated May 1, 1999.[20]

(d)(12)(vi)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated as of December 5, 2001.[21]

C-6

(d)(12)(vii)	Amendment No. 1 dated November 22, 2002 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated December 5, 2001.[23]

(d)(12)(viii)	Interim Investment Advisory Agreement dated January 2, 2003 between AXA Equitable and Alliance with respect to EQ/Small Company Index Portfolio and EQ/International Equity Index Portfolio dated January 2, 2003.[23]

(d)(12)(ix)	Investment Advisory Agreement between AXA Equitable and Alliance dated May 1, 2003 with respect to the EQ/Small Company Index Portfolio.[26]

(d)(12)(ix)(a)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated August 1, 2006, with respect to the EQ/Small Company Index Portfolio. [44]

(d)(12)(x)	Amendment No. 2, dated August 18, 2003, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated December 5, 2001.[26]

(d)(12)(xi)	Amendment No. 3, dated December 12, 2003, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated December 5, 2001.[26]

(d)(12)(xii)	Amendment No. 4 dated June 16, 2005, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Alliance dated December 5, 2001. [44]

(d)(12)(xiii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein L.P. (“AllianceBernstein”) dated as of August 1, 2006. [44]

(d)(12)(xiv)	Amendment No. 1 dated June 22, 2007, to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated as of August 1, 2006. [48]

(d)(12)(xv)	Amendment No. 2 dated August 17, 2007, to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated as of August 1, 2006. [48]

(d)(12)(xvi)	Amendment No. 3 dated December 1, 2008 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated as of August 1, 2006. (filed herewith)

(d)(12)(xvii)	Amendment No. 4 dated January 15, 2009 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated as of August 1, 2006. (filed herewith)

(d)(13)	Investment Advisory Agreement between EQFC and Capital Guardian Trust Company (“Capital Guardian”) dated as of May 1, 1999.[11]

(d)(13)(i)	Amendment No. 1, dated as of May 1, 2000, to Investment Advisory Agreement between AXA Equitable and Capital Guardian dated May 1, 1999.[15]

(d)(13)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated November 22, 2002.[23]

C-7

(d)(13)(iii)	Amendment No. 1, dated as of August 18, 2003, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of November 22, 2002.[26]

(d)(13)(iv)	Form of Amendment No. 2, dated as of July 1, 2004, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of November 22, 2002.[33]

(d)(13)(v)	Amendment No. 3 dated December 13, 2004 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of November 22, 2002.[32]

(d)(13)(vi)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of August 1, 2006. [44]

(d)(13)(vii)	Amendment No. 1, dated May 25, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of August 1, 2006. [48]

(d)(13)(viii)	Amendment No. 2, dated July 6, 2007 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Capital Guardian dated as of August 1, 2006. [48]

(d)(14)	Investment Advisory Agreement between EQFC and Calvert Asset Management Company, Inc. (“Calvert”) dated as of August 30, 1999.[12]

(d)(14)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Calvert dated July 10, 2002.[23]

(d)(14)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Calvert dated as of July 31, 2003.[26]

(d)(14)(iii)	Amendment No. 1, dated June 13, 2005 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Calvert dated July 31, 2003.[36]

(d)(14)(iv)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Calvert, dated as of August 1, 2006. [44]

(d)(15)	Investment Advisory Agreement between EQFC and Brown Capital Management (“Brown”) dated as of August 30, 1999.[12]

(d)(15)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Brown dated as of July 10, 2002.[23]

(d)(15)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Brown dated as of July 31, 2003.[26]

(d)(16)	Investment Advisory Agreement between EQFC and Bankers Trust Company dated as of December 9, 1997.[7]

C-8

(d)(16)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Deutsche Asset Management, Inc. (“Deutsche”) dated as of July 10, 2002.[23]

(d)(17)	Investment Advisory Agreement among AXA Equitable, Prudential Investments Fund Management LLC (“Prudential Investments”) and Jennison Associates LLC (“Jennison”) dated as of May 12, 2000.[16]

(d)(17)(i)	Investment Advisory Agreement between AXA Equitable and Jennison dated as of July 10, 2002.[23]

(d)(18)	Investment Advisory Agreement between AXA Equitable and American Express Financial Corporation (“American Express”) dated as of September 1, 2000.[17]

(d)(19)	Investment Advisory Agreement between AXA Equitable and Fidelity Management & Research Company (“Fidelity”) dated as of July 24, 2000.[17]

(d)(19)(i)	Amendment No. 1 dated as of November 1, 2002, to Investment Advisory Agreement between AXA Equitable and Fidelity dated July 24, 2000.[23]

(d)(19)(ii)	Amendment No. 2 dated as of March 1, 2004 to Investment Advisory Agreement between AXA Equitable and Fidelity dated July 24, 2000.[27]

(d)(19)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Fidelity, dated as of August 1, 2006. [44]

(d)(19)(iv)	Amendment No. 1, dated May 17, 2007 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Fidelity, dated as of August 1, 2006. [48]

(d)(20)	Investment Advisory Agreement between AXA Equitable and Janus Capital Corporation dated as of September 1, 2000.[17]

(d)(20)(i)	Amendment No. 1 dated as of January 2, 2002 to Investment Advisory Agreement between AXA Equitable and Janus Capital Corporation dated as of September 1, 2000.[21]

(d)(20)(ii)	Investment Advisory Agreement between AXA Equitable and Janus Capital Management LLC (“Janus”) dated as of April 3, 2002.[22]

(d)(20)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Janus, dated August 1, 2006. [44]

(d)(20)(iv)	Amendment No. 1, dated June 22, 2007 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Janus, dated August 1, 2006. [48]

(d)(21)	Investment Advisory Agreement between AXA Equitable and Provident Investment Counsel (“Provident”) dated as of February 1, 2001.[18]

(d)(22)	Investment Advisory Agreement between AXA Equitable and Marsico Capital Management, LLC, (“Marsico”) dated as of February 1, 2001.[18]

(d)(22)(i)	Amendment No. 1, dated as of September 1, 2001, to the Investment Advisory Agreement between AXA Equitable and Marsico dated as of February 1, 2001.[20]

C-9

(d)(22)(ii)	Amendment No. 2, dated as of August 18, 2003, to the Investment Advisory Agreement between AXA Equitable and Marsico dated September 1, 2001.[26]

(d)(22)(iii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Marsico dated July 9, 2004.[31]

(d)(22)(iv)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Marsico dated August 1, 2006. [44]

(d)(22)(v)	Investment Advisory Agreement between AXA Equitable and Marsico on behalf of MarketPLUS Large Cap Growth Portfolio dated May 25, 2007. [48]

(d)(22)(vi)	Amendment No. 1, dated November 8, 2007, to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and Marsico dated August 1, 2006. [48]

(d)(22)(vii)	Amendment No. 1, dated November 8, 2007, to the Investment Advisory Agreement between AXA Equitable and Marsico on behalf of MarketPLUS Large Cap Growth Portfolio dated May 25, 2007. [48]

(d)(22)(viii)	Investment Advisory Agreement between AXA Equitable and Marsico on behalf of EQ/Marsico Focus Portfolio dated December 14, 2007. [48]

(d)(22)(ix)	Investment Advisory Agreement between AXA Equitable and Marsico on behalf of MarketPLUS Large Cap Growth Portfolio dated December 14, 2007. [48]

(d)(22)(x)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Marsico on behalf of EQ/Marsico Focus Portfolio dated December 14, 2007. filed herewith)

(d)(22)(xi)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Marsico on behalf of EQ/Large Cap Growth PLUS Portfolio (formerly MarketPLUS Large Cap Growth Portfolio) dated December 14, 2007. (filed herewith)

(d)(23)	Investment Advisory Agreement between AXA Equitable and Pacific Investment Management Company LLC (“PIMCO”) dated July 15, 2002.[23]

(d)(23)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated July 9, 2004.[31]

(d)(23)(ii)	Amendment No. 1 dated December 1, 2005 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated July 9, 2004. [38]

(d)(23)(iii)	Second Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO, dated August 1, 2006. [44]

(d)(23)(iv)	Amendment No. 1 dated July 1, 2008 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated as of August 1, 2006. (filed herewith)

(d)(24)	Investment Advisory Agreement between AXA Equitable and Dresdner RCM Global Investors LLC (“RCM”) dated December 12, 2003.[26]

C-10

(d)(25)	Investment Advisory Agreement between AXA Equitable and Firsthand Capital Management, Inc. (“Firsthand”) dated December 12, 2003.[26]

(d)(26)	Investment Advisory Agreement between AXA Equitable and Wellington Management Company, LLP (“Wellington Management”) dated December 12, 2003.[26]

(d)(26)(ii)	Investment Advisory Agreement between AXA Equitable and Wellington Management dated July 9, 2004.[31]

(d)(26)(iii)	Investment Advisory Agreement between AXA Equitable and Wellington Management dated May 25, 2007. [48]

(d)(26)(iv)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Wellington Management dated May 25, 2007. (filed herewith)

(d)(27)	Investment Advisory Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. dated July 9, 2004.[31]

(d)(27)(i)	Amendment No. 1 dated as of December 1, 2004, to the Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. dated July 9, 2004. [38]

(d)(27)(ii)	Amendment No. 2 dated as of June 16, 2005 to the Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. dated as of July 9, 2004. [38]

(d)(27)(iii)	Amendment No. 3 dated as of September 9, 2005 to the Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. dated July 9, 2004. [38]

(d)(27)(iv)	Investment Advisory Agreement between AXA Equitable and Boston Advisors, Inc. dated December 2, 2005. [38]

(d)(27)(v)	Investment Advisory Agreement between AXA Equitable and Boston Advisors, LLC (“Boston Advisors”) dated April 1, 2006. [44]

(d)(28)	Investment Advisory Agreement between AXA Equitable and Caywood-Scholl Capital Management (“Caywood-Scholl”) dated July 9, 2004.[31]

(d)(28)(i)	Amendment No. 1, dated as of December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and Caywood-Scholl dated July 9, 2004. [38]

(d)(28)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Caywood-Scholl, dated as of August 1, 2006. [44]

(d)(29)	Investment Advisory Agreement between AXA Equitable and Fred Alger Management, Inc. (“Alger Management”) dated July 9, 2004.[31]

(d)(30)	Investment Advisory Agreement between AXA Equitable and GAMCO Investors, Inc. (“GAMCO”) dated July 9, 2004.[31]

(d)(30)(i)	Amendment No. 1 dated as of December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and GAMCO dated July 9, 2004. [38]

C-11

(d)(30)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and GAMCO Asset Management, Inc. (“GAMCO”) dated August 2, 2006. [44]

(d)(31)	Investment Advisory Agreement between AXA Equitable and MONY Capital, Inc. (“MONY Capital”) dated July 9, 2004.[31]

(d)(32)	Investment Advisory Agreement between AXA Equitable and Montag & Caldwell, Inc. (“Montag”) dated July 9, 2004.[31]

(d)(32)(i)	Amendment No. 1 dated as of December 13, 2004 to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Montag dated July 9, 2004.[32]

(d)(32)(ii)	Amendment No. 2 dated as of December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and Montag dated July 9, 2004. [48]

(d)(32)(iii)	Investment Advisory Agreement between AXA Equitable and Montag dated October 24, 2007. [48]

(d)(32)(iv)	Investment Advisory Agreement between AXA Equitable and Montag dated March 31, 2008. [49]

(d)(32)(v)	Investment Advisory Agreement between AXA Equitable and Montag dated September 28, 2008. (filed herewith)

(d)(32)(vi)	Investment Advisory Agreement between AXA Equitable and Montag dated October 5, 2008. (filed herewith)

(d)(32)(vii)	Investment Advisory Agreement between AXA Equitable and Montag dated December 4, 2008. (filed herewith)

(d)(33)	Investment Advisory Agreement between AXA Equitable and Rockefeller & Co., Inc. (“Rockefeller”) dated July 9, 2004.[31]

(d)(34)	Investment Advisory Agreement between AXA Equitable and SSgA Funds Management, Inc. (“SSgA FM”) dated July 9, 2004.[31]

(d)(34)(i)	Investment Advisory Agreement between AXA Equitable and SSgA FM dated December 1, 2008. (filed herewith)

(d)(34)(ii)	Amendment No. 1, effective as of January 1, 2009 to the Investment Advisory Agreement between AXA Equitable and SSgA FM dated December 1, 2008. (filed herewith)

(d)(35)	Investment Advisory Agreement between AXA Equitable and TCW Investment Management Company (“TCW”) dated July 9, 2004.[31]

(d)(35)(i)	Amendment No. 1 dated December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and TCW dated July 9, 2004. [38]

(d)(35)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and TCW, dated August 1, 2006. [44]

(d)(36)	Investment Advisory Agreement between AXA Equitable and UBS Global Asset Management (Americas) Inc. (“UBS”) dated July 9, 2004.[31]

(d)(36)(i)	Amendment No. 1 dated as of December 1, 2005 to the Investment Advisory Agreement between AXA Equitable and UBS dated July 9, 2004. [38]

C-12

(d)(36)(ii)	Amended and Restated Investment Advisory Agreement between AXA Equitable and UBS dated August 1, 2006. [44]

(d)(37)	Investment Advisory Agreement between AXA Equitable and William D. Witter, Inc. (“William Witter”) dated July 9, 2004.[31]

(d)(38)	Investment Advisory Agreement between AXA Equitable Life Insurance Company (“AXA Equitable”) and Wells Capital Management (“Wells Capital”) dated October 1, 2004.[31]

(d)(38)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Wells Capital, dated August 1, 2006. [44]

(d)(38)(ii)	Amendment No. 1 dated as of December 1, 2006, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Wells Capital, dated August 1, 2006. [44]

(d)(38)(iii)	Amendment No. 2 dated as of May 25, 2007, to the Amended and Restated Investment Advisory Agreement between AXA Equitable and Wells Capital, dated August 1, 2006. [48]

(d)(39)	Investment Advisory Agreement between AXA Equitable and Bear Stearns Asset Management, Inc. (“Bear Stearns”) dated December 13, 2004.[32]

(d)(39)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Bear Stearns dated August 1, 2006. [44]

(d)(40)	Investment Advisory Agreement between AXA Equitable and Lord, Abbett & Co. LLC (“Lord Abbett”) dated May 1, 2005.[34]

(d)(41)	Investment Advisory Agreement between AXA Equitable and The Dreyfus Corporation (“Dreyfus”) dated June 16, 2005.[36]

(d)(41)(i)	Amendment No. 1, dated June 22, 2007, to the Investment Advisory Agreement between AXA Equitable and Dreyfus dated June 16, 2005. [48]

(d)(42)	Investment Advisory Agreement between AXA Equitable and Bridgeway Capital Management, Inc. (“Bridgeway”) dated June 13, 2005.[36]

(d)(42)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Bridgeway dated as of August 1, 2006. [44]

(d)(43)	Investment Advisory Agreement between AXA Equitable and Ariel Capital Management, LLC (“Ariel”) dated September 30, 2005. [38]

(d)(44)	Investment Advisory Agreement between AXA Equitable and Legg Mason Funds Management, Inc. (“Legg Mason”) dated September 30, 2005. [38]

(d)(45)	Investment Advisory Agreement between AXA Equitable and AXA Rosenberg Investment Management, LLC (“AXA Rosenberg”) dated August 1, 2006. [44]

(d)(46)	Investment Advisory Agreement between AXA Equitable and Davis Selected Advisers, L.P. (“Davis”) dated August 1, 2006. [41]

C-13

(d)(47)	Investment Advisory Agreement between AXA Equitable and Franklin Advisory Services, LLC (“Franklin”) dated September 15, 2006. [44]

(d)(47)(i)	Amendment No. 1, dated as of June 22, 2007, to the Investment Advisory Agreement between AXA Equitable and Franklin dated September 15, 2006. [48]

(d)(48)	Investment Advisory Agreement between AXA Equitable and Franklin Mutual Advisers, LLC (“Franklin Mutual”) dated September 15, 2006. [44]

(d)(49)	Investment Advisory Agreement between AXA Equitable and OppenheimerFunds, Inc. (“Oppenheimer”) dated August 1, 2006. [44]

(d)(50)	Investment Advisory Agreement between AXA Equitable and Templeton Global Advisors Limited (“Templeton”) dated September 15, 2006. [44]

(d)(50)(i)	Amendment No. 1, dated as of June 22, 2007, to the Investment Advisory Agreement between AXA Equitable and Templeton dated September 15, 2006. [48]

(d)(51)	Investment Advisory Agreement between AXA Equitable and Franklin Advisers, Inc. (“Franklin Advisers”) dated September 15, 2006. [44]

(d)(51)(i)	Amendment No. 1, dated as of June 22, 2007, to the Investment Advisory Agreement between AXA Equitable and Franklin Advisers dated as of September 15, 2006. [48]

(d)(52)	Investment Advisory Agreement between AXA Equitable and Standish Mellon Asset Management Company, LLC (“Standish”) dated August 1, 2006. [41]

(d)(52)(i)	Amended and Restated Investment Advisory Agreement between AXA Equitable and Standish dated as of July 11, 2007. [48]

(d)(53)	Investment Advisory Agreement between AXA Equitable and BlackRock Financial Management, Inc. (“BlackRock Financial”), dated as of October 1, 2006. [44]

(d)(53)(i)	Amendment No. 1 dated as of July 1, 2008, to the Investment Advisory Agreement between AXA Equitable and BlackRock Financial dated as of October 1, 2006. (filed herewith)

(d)(54)	Investment Advisory Agreement between AXA Equitable and BlackRock Investment Management LLC (“BlackRock Investment”), dated as of October 1, 2006. [44]

(d)(54)(i)	Amendment No. 1, dated as of July 11, 2007, to the Investment Advisory Agreement between AXA Equitable and BlackRock Investment dated as of October 1, 2006. [48]

(d)(54)(ii)	Amendment No. 2 dated as of July 1, 2008, to the Investment Advisory Agreement between AXA Equitable and BlackRock Investment dated as of October 1, 2006. (filed herewith)

(d)(55)	Investment Advisory Agreement between AXA Equitable and BlackRock Investment Management International Limited (“BlackRock International”), dated as of October 1, 2006. [44]

(d)(55)(i)	Amendment No. 1, dated as of July 11, 2007, to the Investment Advisory Agreement between AXA Equitable and BlackRock International dated as of October 1, 2006. [48]

C-14

(d)(55)(ii)	Amendment No. 2 dated as of July 1, 2008, to the Investment Advisory Agreement between AXA Equitable and BlackRock International dated as of October 1, 2006. (filed herewith)

(d)(56)	Investment Advisory Agreement between AXA Equitable and Eagle Asset Management, Inc. (“Eagle”), dated as of December 11, 2006. [44]

(d)(57)	Investment Advisory Agreement between AXA Equitable and Institutional Capital LLC (“ICAP”) dated May 25, 2007. [48]

(d)(57)(i)	Amendment No. 1 dated June 22, 2007 to the Investment Advisory Agreement between AXA Equitable and ICAP dated May 25, 2007. (filed herewith)

(d)(57)(ii)	Amendment No. 2 dated as of May 1, 2008, to the Investment Advisory Agreement between AXA Equitable and ICAP dated May 25, 2007. (filed herewith)

(d)(58)	Investment Advisory Agreement between AXA Equitable and Mellon Equity Associates (“Mellon Equity”) dated May 25, 2007. [48]

(d)(58)(i)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Mellon Capital Management Corporation (formerly Mellon Equity) (“Mellon Capital”) dated May 25, 2007. (filed herewith)

(d)(59)	Investment Advisory Agreement between AXA Equitable and Wentworth Hauser and Violich, Inc. (“Wentworth Hauser”) dated May 1, 2007. [48]

(d)(59)(i)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Wentworth Hauser dated May 1, 2007. (filed herewith)

(d)(60)	Amended and Restated Investment Advisory Agreement between AXA Equitable, Wentworth Hauser and Hirayama Investments, LLC (“Hirayama Investments”) dated as of December 1, 2008. (filed herewith)

(e)	Underwriting Contracts

(e)(1)(i)	Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[4]

(e)(1)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[7]

(e)(1)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[11]

(e)(1)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[11]

(e)(1)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares dated April 14, 1997.[14]

(e)(1)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors, LLC (“AXA Advisors”) with respect to the Class IA shares dated April 14, 1997.[14]

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(e)(1)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.[17]

(e)(1)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares, dated as of April 14, 1997.[20]

(e)(2)(i)	Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[4]

(e)(2)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[7]

(e)(2)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[11]

(e)(2)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[11]

(e)(2)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IB shares dated April 14, 1997.[14]

(e)(2)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.[14]

(e)(2)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.[17]

(e)(2)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares dated April 14, 1997.[20]

(e)(3)(i)	Distribution Agreement between the Trust and Equitable Distributors, Inc. (“EDI”) with respect to the Class IA shares dated April 14, 1997.[4]

(e)(3)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[7]

(e)(3)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[11]

(e)(3)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[11]

(e)(3)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[14]

(e)(3)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[14]

(e)(3)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[17]

C-16

(e)(3)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and EDI with respect to the Class IA shares dated April 14, 1997.[20]

(e)(4)(i)	Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[4]

(e)(4)(ii)	Amendment No. 1, dated December 9, 1997, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[7]

(e)(4)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[11]

(e)(4)(iv)	Form of Amendment No. 3, dated as of April 14, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[11]

(e)(4)(v)	Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[14]

(e)(4)(vi)	Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to the Class IB shares dated April 14, 1997.[14]

(e)(4)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and EDI with respect to Class IB shares dated as of April 14, 1997.[17]

(e)(4)(viii)	Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and EDI with respect to Class IB shares dated as of April 14, 1997.[20]

(e)(5)(i)	Distribution Agreement dated as of January 2, 2002, between the Trust and AXA Distributors, LLC (“AXA Distributors”) with respect to the Class IA shares.[21]

(e)(5)(ii)	Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as July 15, 2002 with respect to Class IA shares.[23]

(e)(5)(iii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[26]

(e)(5)(iv)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[31]

(e)(5)(v)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IA shares.[31]

(e)(5)(vi)	Amendment No. 4, dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.[33]

C-17

(e)(5)(vii)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [37]

(e)(5)(viii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [41]

(e)(5)(ix)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [45]

(e)(5)(x)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [46]

(e)(5)(xi)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. [47]

(e)(5)(xii)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. (filed herewith)

(e)(5)(xiii)	Amendment No. 11 dated , 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares. (to filed be filed by amendment)

(e)(6)(i)	Distribution Agreement dated as of January 2, 2002, between the Trust and AXA Distributors with respect to the Class IB shares.[21]

(e)(6)(ii)	Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[23]

(e)(6)(iii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[26]

(e)(6)(iv)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[31]

(e)(6)(v)	Amendment No. 3, dated October 1, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors, dated as of July 15, 2002 with respect to Class IB shares.[31]

(e)(6)(vi)	Amendment No. 4, dated May 1, 2005to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.[33]

C-18

(e)(6)(vii)	Amendment No. 5, dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [37]

(e)(6)(viii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [41]

(e)(6)(ix)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [45]

(e)(6)(x)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [46]

(e)(6)(xi)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. [47]

(e)(6)(xii)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. (filed herewith)

(e)(6)(xiii)	Amendment No. 11 dated , 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares. (to be filed by amendment)

(e)(7)(i)	Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002, with respect to Class IA shares.[23]

(e)(7)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IA shares.[26]

(e)(7)(iii)	Amendment No. 2, dated July 8, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IA shares.[31]

(e)(7)(iv)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IA shares.[31]

(e)(7)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IA shares.[33]

(e)(7)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IA shares. [37]

(e)(7)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IA shares. [41]

C-19

(e)(7)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IA shares. [45]

(e)(7)(ix)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. [46]

(e)(7)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. [47]

(e)(7)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. (filed herewith)

(e)(7)(xii)	Amendment No. 11 dated , 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares. (to be filed by amendment)

(e)(8)(i)	Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002, with respect to Class IB shares.[23]

(e)(8)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated as of July 15, 2002 with respect to Class IB shares.[26]

(e)(8)(iii)	Amendment No. 2, dated July 8, 2004 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IB shares.[31]

(e)(8)(iv)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors, dated July 15, 2002 with respect to Class IB shares.[31]

(e)(8)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IB shares.[33]

(e)(8)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IB shares. [37]

(e)(8)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IB shares. [41]

(e)(8)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated July 15, 2002 with respect to Class IB shares. [45]

(e)(8)(ix)	Amendment No. 8 dated July 11, 2007 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. [46]

C-20

(e)(8)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. [47]

(e)(8)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. (filed herewith)

(e)(8)(xii)	Amendment No. 11 dated , 2009 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares. (to be filed by amendment)

(e)(9)(i)	Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios.[31]

(e)(9)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios. [46]

(e)(10)(i)	Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios.[31]

(e)(10)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Advisors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios. [46]

(e)(11)(i)	Distribution Agreement between the Trust and AXA Distributors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios.[31]

(e)(11)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Distributors, dated as of July 1, 2004 with respect to the Class IA shares of the MONY Portfolios. [46]

(e)(12)(i)	Distribution Agreement between the Trust and AXA Distributors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios.[31]

(e)(12)(ii)	Amendment No. 1 dated July 11, 2007 to the Distribution Agreement between the Trust and AXA Distributors, dated as of July 1, 2004 with respect to the Class IB shares of the MONY Portfolios. [46]

(f)	Form of Deferred Compensation Plan.[3]

(g)	Custodian Agreements

(g)(1)(i)	Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997 and Global Custody Rider.[4]

(g)(1)(ii)	Amendment No. 1, dated December 9, 1997, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[7]

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(g)(1)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[11]

(g)(1)(iv)	Form of Amendment No. 3, dated as of April 30, 1999, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[11]

(g)(1)(v)	Form of Amendment No. 4, dated as of August 30, 1999, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[14]

(g)(1)(vi)	Form of Amendment No. 5, dated as of May 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 17, 1997.[14]

(g)(1)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Custodian Agreement between the Trust and The Chase Manhattan Bank dated April 14, 1997.[17]

(g)(1)(viii)	Global Custody Agreement between the Trust and The Chase Manhattan Bank dated May 1, 2001.[20]

(g)(1)(ix)	Amendment No. 1, dated as of September 1, 2001, to the Global Custody Agreement between the Trust and The Chase Manhattan Bank dated May 1, 2001.[21]

(g)(2)(i)	Amended and Restated Global Custody Rider to the Domestic Custody Agreement for Mutual Funds between The Chase Manhattan Bank and the Trust dated August 31, 1998.[11]

(g)(3)(i)	Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.[22]

(g)(3)(ii)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[26]

(g)(3)(iii)	Amendment No. 2, dated July 8, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[31]

(g)(3)(iv)	Amendment No. 3, dated September 13, 2004, to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[31]

(g)(3)(v)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002.[33]

(g)(3)(vi)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [37]

(g)(3)(vii)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [44]

(g)(3)(viii)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [45]

(g)(3)(ix)	Amendment No. 8 dated April 1, 2007 to the Amended and Restated Global Custody Agreement between the Trust and JP Morgan Chase Bank dated February 1, 2002. [46]

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(g)(3)(x)	Amendment No. 9 dated January 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. [47]

(g)(3)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. (filed herewith)

(g)(3)(xii)	Amendment No. 11 dated July 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. (filed herewith)

(g)(3)(xiii)	Amendment No. 12 dated , 2009 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002. (to be filed by amendment)

(g)(4)(i)	Form of Custody Agreement between the Trust and State Street Bank and Trust Company with respect to the MONY Portfolios.[29]

(g)(4)(ii)	Form of Custody Agreement between AXA Equitable and Custodial Trust Company (“CTC”) with respect to the EQ/AXA Rosenberg Value Long/Short Equity Portfolio [43]

(h)	Other Material Contracts

(h)(1)(i)	Mutual Fund Services Agreement between the Trust and Chase Global Funds Services Company dated April 25, 1997.[4]

(h)(1)(ii)	Form of Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[14]

(h)(1)(iii)	Amendment No. 1 dated May 1, 2005 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[36]

(h)(1)(iv)	Amendment No. 2 dated as of May 1, 2006, to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. [38]

(h)(1)(v)	Amendment No. 3 dated as of August 1, 2006, to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. [44]

(h)(1)(vi)	Amendment No. 4 dated as of May 1, 2007, to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.[45]

(h)(1)(vii)	Amendment No. 5 dated as of July 11, 2007 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. [46]

(h)(1)(viii)	Amendment No. 6 dated as of January 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. [47]

(h)(1)(ix)	Amendment No. 7 dated as of May 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. (filed herewith)

(h)(1)(x)	Amendment No. 8 dated December 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. (filed herewith)

C-23

(h)(1)(xi)	Amendment No. 9 dated , 2009 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000. (to be filed by amendment)

(h)(1)(A)	Sub-Administration Agreement between AXA Equitable and JPMorgan Investor Services Co. (formerly, “Chase Global Funds Services Company”) dated May 1, 2000 as amended November 1, 2004. [39]

(h)(1)(B)	Form of Sub-Administration Agreement between AXA Equitable and State Street Bank and Trust Company (“SSB&T”) with respect to the EQ/AXA Rosenberg Value Long/Short Equity Portfolio. [43]

(h)(1)(C)	Form of Sub-Accounting Services Agreement between AXA Equitable and SSB&T with respect to the EQ/AXA Rosenberg Value Long/Short Equity Portfolio [43]

(h)(2)(i)	Amended and Restated Expense Limitation Agreement between the Trust and EQFC dated March 3, 1998.[8]

(h)(2)(ii)	Amended and Restated Expense Limitation Agreement by and between EQFC and the Trust dated as of December 31, 1998.[11]

(h)(2)(iii)	Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.[11]

(h)(2)(iv)	Amendment No. 1, dated as of August 30, 1999, to the Amended and Restated Expense Limitation Agreement between EQFC and the Trust dated as of May 1, 1999.[14]

(h)(2)(v)	Second Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2000.[14]

(h)(2)(vi)	Revised Amendment No. 1, dated September 1, 2000 to the Second Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2000.[17]

(h)(2)(vii)	Third Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2001.[19]

(h)(2)(viii)	Amendment No. 1, dated as of September 1, 2001, to the Third Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2001.[20]

(h)(2)(ix)	Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust, dated as of May 1, 2002.[23]

(h)(2)(x)	Amendment No. 1, dated as of May 1, 2003 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[26]

(h)(2)(xi)	Expense Limitation Agreement between AXA Equitable and the Trust, dated as of April 1, 2004, with respect to the MONY Portfolios.[31]

(h)(2)(xi)(A)	Expense Limitation Agreement between AXA Equitable and the Trust dated as of July 9, 2004 with respect to the MONY Portfolios. [38]

C-24

(h)(2)(xii)	Amendment No. 2 dated as of May 1, 2004 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[27]

(h)(2)(xiii)	Amendment No. 3 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.[31]

(h)(2)(xiv)	Amendment No. 4 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated May 1, 2002.[33]

(h)(2)(xv)	Amendment No. 5 dated September 30, 2005 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated May 1, 2002. [37]

(h)(2)(xvi)	Amendment No. 1 dated September 9, 2005 to the Expense Limitation Agreement between AXA Equitable and the Trust, dated as of July 9, 2004, with respect to the MONY Portfolios.[36]

(h)(2)(xvii)	Amendment No. 6 dated October 1, 2005 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [38]

(h)(2)(xviii)	Amendment No. 7 dated May 1, 2006 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [39]

(h)(2)(xix)	Amendment No. 2 dated May 1, 2006 to Expense Limitation Agreement between AXA Equitable and the Trust, dated as of July 9, 2004, with respect to the MONY Portfolios.[39]

(h)(2)(xx)	Amendment No. 8 dated August 1, 2006 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [41]

(h)(2)(xxi)	Amendment No. 3 dated August 1, 2006 to the Expense Limitation Agreement between AXA Equitable and the Trust, dated as of July 9, 2004, with respect to the MONY Portfolios. [44]

(h)(2)(xxii)	Amendment No. 9 dated May 1, 2007 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [45]

(h)(2)(xxiii)	Amendment No. 4 dated May 1, 2007 to the Expense Limitation Agreement between AXA Equitable and the Trust, dated as of July 9, 2004, with respect to the MONY Portfolios. [45]

(h)(2)(xxiv)	Amendment No. 10 dated May 25, 2007 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [46]

(h)(2)(xxv)	Amendment No. 11 dated January 1, 2008 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. [47]

(h)(2)(xxvi)	Amendment No. 5 dated as of July 6, 2007 to the Expense Limitation Agreement between the Trust and AXA Equitable dated July 9, 2004, with respect to the MONY Portfolios. (filed herewith)

(h)(2)(xxvii)	Amendment No. 12 dated May 1, 2008 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002. (filed herewith)

C-25

(h)(2)(xxviii)	Amendment No. 6 dated as of September 1, 2008, to the Expense Limitation Agreement between the Trust and AXA Equitable dated July 9, 2004, with respect to the MONY Portfolios. (filed herewith)

(h)(2)(xxix)	Amendment No. 13 dated September 1, 2008, to the Expense Limitation Agreement between the Trust and AXA Equitable dated as of May 1, 2002. (filed herewith)

(h)(3)(i)	Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of each series of the Trust except for the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, the JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio dated April 14, 1997.[4]

(h)(3)(ii)	Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio dated December 9, 1997.[7]

(h)(3)(iii)	Organizational Expense Reimbursement Agreement by and between EQFC and the Trust, on behalf of the MFS Income with Growth Portfolio, EQ/Evergreen Foundation Portfolio and EQ/Evergreen Portfolio dated December 31, 1998.[11]

(h)(4)(i)	Participation Agreement by and among the Trust, AXA Equitable, EDI and EQFC dated April 14, 1997.[4]

(h)(4)(ii)	Amendment No. 1, dated December 9, 1997, to the Participation Agreement by and among the Trust, AXA Equitable, EDI, and EQFC dated April 14, 1997.[7]

(h)(4)(iii)	Amendment No. 2, dated as of December 31, 1998, to the Participation Agreement by and among the Trust, AXA Equitable, EDI, and EQFC dated April 14, 1997.[11]

(h)(4)(iv)	Form of Amendment No. 3, dated as of April 30, 1999, to the Participation Agreement among the Trust, AXA Equitable, EDI, and EQFC dated April 14, 1997.[11]

(h)(4)(v)	Form of Amendment No. 4, dated as of October 18, 1999, to the Participation Agreement among the Trust, AXA Equitable, EDI, and AXA Advisors dated April 14, 1997.[14]

(h)(4)(vi)	Form of Amendment No. 5, dated as of May 1, 2000, to the Participation Agreement among the Trust, AXA Equitable, EDI, and AXA Advisors dated April 14, 1997.[15]

(h)(4)(vii)	Revised Amendment No. 6, dated as of September 1, 2000, to the Participation Agreement among the Trust, AXA Equitable, EDI, and AXA Advisors dated April 14, 1997.[17]

(h)(4)(viii)	Amendment No. 7, dated September 1, 2001, to the Participation Agreement among the Trust, AXA Equitable, EDI, and AXA Advisors dated April 14, 1997.[20]

(h)(4)(ix)	Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated as of July 15, 2002.[23]

(h)(4)(x)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[26]

C-26

(h)(4)(xi)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[33]

(h)(4)(xii)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[33]

(h)(4)(xiii)	Amendment No. 4 dated May 1, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002.[33]

(h)(4)(xiv)	Amendment No. 5 dated September 30, 2005 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [39]

(h)(4)(xv)	Amendment No. 6 dated August 1, 2006 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [44]

(h)(4)(xvi)	Amendment No. 7 dated May 1, 2007 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [45]

(h)(4)(xvii)	Amendment No. 8 dated January 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002. [47]

(h)(4)(xviii)	Amendment No. 9 dated May 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors Advisors and AXA Advisors dated July 15, 2002. (filed herewith)

(h)(4)(xix)	Amendment No. 10 dated , 2009 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors Advisors and AXA Advisors dated July 15, 2002. (to be filed by amendment)

(h)(5)	Retirement Plan Participation Agreement dated December 1, 1998 among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents and AXA Equitable.[11]

(h)(5)(i)	Form of Amendment No. 1, dated April 30, 1999, to the Retirement Plan Participation Agreement among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents and AXA Equitable.[11]

(h)(5)(ii)	Amended and Restated Retirement Plan Participation Agreement among the Trust, AXA Advisors, the Investment Plan for Employees, Managers and Agents, and AXA Equitable dated as of July 10, 2002. [23]

(h)(6)	License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and the Trust dated April 28, 1997.[4]

(h)(7)	Form of Participation Agreement among the Trust, AXA Equitable, AXA Distributors and AXA Advisors with respect to the MONY Portfolios.[25]

(h)(8)	Form of Transfer Agency Agreement by and between the Trust and State Street Bank and Trust Company for the MONY Portfolios.[29]

C-27

(i)	Legal Opinion

(i)(1)	Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.[1]

(i)(2)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio, and JPM Core Bond Portfolio.[5]

(i)(3)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the BT Small Company Index Portfolio, BT International Equity Index Portfolio, and BT Equity 500 Index Portfolio.[6]

(i)(4)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio, and MFS Growth with Income Portfolio.[9]

(i)(5)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/Alliance Premier Growth Portfolio, EQ/Capital Research Portfolio, EQ/Capital U.S. Equities Portfolio and EQ/Capital International Equities Portfolio.[10]

(i)(6)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Balanced Portfolio, Alliance Conservative Investors Portfolio, Alliance Growth Investors Portfolio, Alliance Common Stock Portfolio, Alliance Equity Index Portfolio, Alliance Growth and Income Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Global Portfolio, Alliance International Portfolio and the Calvert Socially Responsible Portfolio.[12]

(i)(7)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the Alliance Technology Portfolio.[15]

(i)(8)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities registered with respect to the EQ/Putnam Investors Growth Portfolio, the EQ/Putnam Balanced Portfolio, the MFS Emerging Growth Companies Portfolio, the Morgan Stanley Emerging Markets Equity Portfolio, the Warburg Pincus Small Company Value Portfolio, the Merrill Lynch Global Allocation Portfolio and the Merrill Lynch Basic Value Portfolio.[17]

(i)(9)	Opinion and Consent of Dechert Price & Rhoads regarding the legality of the securities being registered with respect to the EQ/AXP New Dimensions Portfolio, EQ/AXP Strategy Aggressive Portfolio, EQ/Janus Large Cap Growth Portfolio and FI Mid Cap Portfolio.[17]

(i)(10)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/Marsico Focus Portfolio.[20]

(i)(11)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the MONY Portfolios.[30]

(i)(12)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the portfolios of the Trust other than the MONY Portfolios.[27]

C-28

(i)(13)	Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered with respect to the EQ/Wells Fargo Small Company Growth Portfolio.[31]

(i)(14)	Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered by the Trust, including securities of its new series EQ/Lord Abbett Growth and Income Portfolio, EQ/Lord Abbett Large Cap Core Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio, EQ/Van Kampen Comstock Portfolio, and EQ/Van Kampen Mid Cap Growth Portfolio.[33]

(i)(15)	Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with respect to the EQ/Enterprise Moderate Allocation Portfolio.[36]

(i)(16)	Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with respect to the EQ/Ariel Appreciation II Portfolio, EQ/Evergreen International Bond Fund and EQ/Legg Mason Value Equity Portfolio. [37]

(i)(18)	Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP. [41]

(i)(19)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP. [45]

(i)(20)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with respect to the Crossings Allocation Portfolios. [47]

(i)(21)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP. [49]

(i)(22)	Opinion and Consent of K&L Gates LLP with respect to the AXA Defensive Strategy, AXA Conservative Growth Strategy, AXA Balanced Strategy and AXA Moderate Growth Strategy Portfolios. (to be filed by amendment)

(j)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (to be filed by amendment)

(k)	None

(l)	Stock Subscription Agreement between the Trust, on behalf of the T. Rowe Price Equity Income Portfolio, and Separate Account FP.[3]

(m)	Distribution Plans

(m)(1)	Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) for the Trust’s Class IB shares adopted March 31, 1997.[4]

(m)(2)	Distribution Plan Pursuant to Rule 12b-1 for the Trust’s Class IB shares of the MONY Portfolios.[28]

(n)	Multiple Class Plan

(n)(1)	Plan Pursuant to Rule 18f-3 under the 1940 Act.[4]

(p)	Codes of Ethics

(p)(1)	Code of Ethics of the Trust, AXA Advisors and EDI.[15]

C-29

(p)(1)(i)	Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 and amended and restated on July 11, 2000.[17]

(p)(1)(ii)	Revised Code of Ethics of Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 as revised December 10, 2003.[27]

(p)(1)(iii)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997 as revised December 9, 2004.[32]

(p)(1)(iv)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997.[33]

(p)(1)(v)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997, as amended June 2007. [48]

(p)(1)(vi)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997, as amended July 2008. (filed herewith)

(p)(2)	Code of Ethics of Alliance dated August 1999.[15]

(p)(2)(i)	Code of Ethics of Alliance dated as of February 2000, as amended and restated.[17]

(p)(2)(ii)	Revised Code of Ethics of Alliance dated January 1, 2001.[18]

(p)(2)(iii)	Code of Ethics and Statement of Policy and Procedures Regarding Personal Securities Transactions of Alliance dated April 2002.[23]

(p)(2)(iv)	Revised Code of Ethics of Alliance effective June 30, 2003.[26]

(p)(2)(v)	Revised Code of Ethics of Alliance effective October 2004.[32]

(p)(2)(vi)	Revised Code of Ethics of Alliance effective May 2005. [38]

(p)(2)(vii)	Revised Code of Ethics of AllianceBernstein effective January 2007. [48]

(p)(2)(viii)	Revised Code of Ethics of AllianceBernstein, updated February 2008. (filed herewith)

(p)(3)	Code of Ethics of Bankers Trust/Deutsche Bank.[15]

(p)(3)(i)	Code of Ethics of Deutsche effective as of May 26, 2000.[17]

(p)(3)(ii)	Revised Code of Ethics of Deutsche dated May 2000 revised November 2001.[21]

(p)(4)	Code of Ethics of Brown, Inc. dated February 10, 1994.[15]

(p)(4)(i)	Revised Code of Ethics of Brown.[17]

(p)(5)	Code of Ethics of Calvert.[15]

(p)(5)(i)	Code of Ethics and Insider Trading Policy and Procedures of Calvert.[23]

(p)(5)(ii)	Revised Code of Ethics of Calvert effective June 4, 2003.[26]

C-30

(p)(5)(iii)	Revised Code of Ethics of Calvert effective October 22, 2003.[27]

(p)(5)(iv)	Revised Code of Ethics of Calvert effective October 2004.[32]

(p)(5)(v)	Revised Code of Ethics of Calvert, effective January 1, 2008. [49]

(p)(6)	Code of Ethics of Capital Guardian.[15]

(p)(6)(i)	Code of Ethics of Capital Guardian effective October 1, 2002.[26]

(p)(6)(ii)	Revised Code of Ethics of Capital Guardian effective December 2006. [45]

(p)(6)(iii)	Revised Code of Ethics of Capital Guardian effective September 2007. [48]

(p)(6)(iv)	Revised Code of Ethics of Capital Guardian effective December 2007. [49]

(p)(6)(v)	Revised Code of Ethics of Capital Guardian effective September 2008. (filed herewith)

(p)(7)	Code of Ethics of Evergreen dated December 17, 1999.[15]

(p)(7)(i)	Revised Code of Ethics of Evergreen effective September 1, 2003.[26]

(p)(7)(ii)	Revised Code of Ethics of Evergreen effective January 2, 2004.[27]

(p)(7)(iii)	Revised Code of Ethics of Evergreen, effective February 1, 2005.[33]

(p)(7)(iv)	Revised Code of Ethics of Evergreen, effective July 2007. [48]

(p)(8)	Code of Ethics of J.P. Morgan.[15]

(p)(8)(i)	Revised Code of Ethics of J.P. Morgan, effective October 25, 2001.[21]

(p)(8)(ii)	Revised Code of Ethics of J.P. Morgan, effective February 1, 2005. [38]

(p)(8)(iii)	Revised Code of Ethics of J.P. Morgan, effective September 18, 2007. [48]

(p)(8)(iv)	Revised Code of Ethics of J.P. Morgan, effective June 10, 2008. (filed herewith)

(p)(9)	Code of Ethics of Lazard, as revised September 27, 1999.[15]

(p)(9)(i)	Code of Ethics of Lazard, revised as of April 26, 2000.[17]

(p)(9)(ii)	Code of Ethics of Lazard, as revised.[20]

(p)(9)(iii)	Revised Code of Ethics of Lazard, effective September 18, 2001.[21]

(p)(9)(iv)	Revised Code of Ethics of Lazard, revised February 2003.[26]

(p)(9)(v)	Revised Code of Ethics of Lazard, effective April 1, 2005. [38]

C-31

(p)(9)(vi)	Revised Code of Ethics of Lazard, effective February 2006. [44]

(p)(10)	Code of Ethics of MFS, dated March 1, 2000.[15]

(p)(10)(i)	Revised Code of Ethics of MFS, effective September 1, 2000.[17]

(p)(10)(ii)	Revised Code of Ethics of MFS, effective as of January 1, 2005. [38]

(p)(10)(iii)	Revised Code of Ethics of MFSIM, effective as of January 1, 2007. [48]

(p)(10)(iv)	Revised Code of Ethics of MFSIM, effective as of February 25, 2008. (filed herewith)

(p)(11)	Code of Ethics of Merrill Lynch Asset Management Group.[15]

(p)(11)(i)	Revised Code of Ethics of Merrill Lynch Asset Management Group.[27]

(p)(12)	Code of Ethics of Morgan Stanley.[15]

(p)(12)(i)	Revised Code of Ethics of Morgan Stanley, effective January 29, 2001.[18]

(p)(12)(ii)	Revised Code of Ethics of MSIM, effective August 16, 2002.[23]

(p)(12)(iii)	Revised Code of Ethics of MSIM, effective June 15, 2004.[31]

(p)(12)(iv)	Revised Code of Ethics of MSIM, effective December 31, 2004.[33]

(p)(12)(v)	Revised Code of Ethics of MSIM, effective December 31, 2004 and restated April 2006. [44]

(p)(12)(vi)	Revised Code of Ethics of MSIM, effective May 12, 2008. (filed herewith)

(p)(13)	Code of Ethics of Putnam.[15]

(p)(13)(i)	Revised Code of Ethics of Putnam, revised April 2000.[17]

(p)(13)(ii)	Revised Code of Ethics of Putnam, effective May 2002.[23]

(p)(13)(iii)	Revised Code of Ethics of Putnam, effective September 30, 2003.[26]

(p)(13)(iv)	Revised Code of Ethics of Putnam, effective August, 2004.[31]

(p)(14)(i)	Code of Ethics of Rowe Price Fleming International, dated March 1999.[15]

(p)(14)(ii)	Code of Ethics of T. Rowe Price Associates, Inc. (“T. Rowe Price”), effective March 1, 2000.[15]

(p)(14)(iii)	Revised Code of Ethics of Rowe Price-Fleming International, Inc. effective March 1, 2000.[17]

(p)(14)(iv)	Code of Ethics of T. Rowe Price International, Inc., effective August 8, 2000.[17]

(p)(14)(v)	Code of Ethics of T. Rowe Price. [48]

(p)(14)(vi)	Revised Code of Ethics of T. Rowe Price, effective March 1, 2008. (filed herewith)

C-32

(p)(15)	Code of Ethics of Warburg Pincus Asset Management/Credit Suisse Asset Management, dated March 1, 2000.[15]

(p)(16)(i)	Code of Ethics of Prudential Investments.[15]

(p)(16)(ii)	Code of Ethics of Jennison, as amended December 6, 1999.[15]

(p)(16)(iii)	Revised Code of Ethics of Prudential Investments, dated February 29, 2000.[17]

(p)(16)(iv)	Revised Code of Ethics of Prudential Investments, effective August 9, 2001.[21]

(p)(16)(v)	Revised Code of Ethics of Jennison, effective April 25, 2002.[23]

(p)(17)	Code of Ethics of Fidelity dated January 1, 2000.[17]

(p)(17)(i)	Revised Code of Ethics of Fidelity, dated January 1, 2001.[18]

(p)(17)(ii)	Revised Code of Ethics of Fidelity, dated March 14, 2002.[23]

(p)(17)(iii)	Revised Code of Ethics of Fidelity, dated January 1, 2003.[26]

(p)(17)(iv)	Revised Code of Ethics of Fidelity, dated February 5, 2004.[31]

(p)(17)(v)	Revised Code of Ethics of Fidelity, dated January 1, 2005.[33]

(p)(17)(vi)	Revised Code of Ethics of Fidelity, dated March 31, 2006. [44]

(p)(17)(vii)	Revised Code of Ethics of Fidelity, dated February 15, 2007. [49]

(p)(18)	Code of Ethics of American Express dated March 2000.[17]

(p)(19)	Code of Ethics of Janus Capital Corporation as revised March 1, 2000.[17]

(p)(19)(i)	Code of Ethics of Janus Capital Corporation as revised June 1, 2001.[20]

(p)(19)(ii)	Revised Code of Ethics of Janus, revised April 1, 2002.[23]

(p)(19)(iii)	Revised Code of Ethics of Janus, dated June 9, 2003.[26]

(p)(19)(iv)	Revised Code of Ethics of Janus, dated April 20, 2004.[31]

(p)(19)(v)	Revised Code of Ethics of Janus, dated September 14, 2004.[33]

(p)(19)(vi)	Revised Code of Ethics of Janus effective September 9, 2005. [38]

(p)(19)(vii)	Revised Code of Ethics of Janus effective December 6, 2005. [39]

(p)(19)(viii)	Revised Code of Ethics of Janus, effective August 30, 2006. [44]

(p)(19)(ix)	Revised Code of Ethics of Janus, effective November 21, 2006. [45]

(p)(20)	Code of Ethics of Provident.[17]

C-33

(p)(20)(i)	Revised Code of Ethics of Provident, effective February 15, 2002.[23]

(p)(20)(ii)	Revised Code of Ethics of Provident, effective April 1, 2003.[26]

(p)(21)	Code of Ethics of Marsico.[17]

(p)(21)(i)	Revised Code of Ethics of Marsico, effective November 15, 2001.[21]

(p)(21)(ii)	Revised Code of Ethics of Marsico, effective March 31, 2003.[26]

(p)(21)(iii)	Revised Code of Ethics of Marsico, effective November 20, 2003.[27]

(p)(21)(iv)	Revised Code of Ethics of Marsico, effective October 1, 2004.[33]

(p)(21)(v)	Revised Code of Ethics of Marsico effective February 1, 2005. [38]

(p)(21)(vi)	Revised Code of Ethics of Marsico effective September 1, 2008. (filed herewith)

(p)(22)	Code of Ethics of PIMCO effective December 31, 2001.[23]

(p)(22)(i)	Revised Code of Ethics of PIMCO, effective January 6, 2005. [38]

(p)(22)(ii)	Revised Code of Ethics of PIMCO, effective February 15, 2006. [44]

(p)(23)	Code of Ethics of RCM effective May 2001.[26]

(p)(23)(i)	Revised Code of Ethics of RCM effective January 1, 2004.[27]

(p)(23)(ii)	Revised Code of Ethics of RCM effective January 31, 2005. [38]

(p)(24)	Code of Ethics of Firsthand dated May 12, 2001.[26]

(p)(25)	Code of Ethics of Wellington Management revised March 1, 2000.[25]

(p)(25)(i)	Revised Code of Ethics of Wellington Management, revised July 1, 2004.[33]

(p)(25)(ii)	Revised Code of Ethics of Wellington Management, effective January 1, 2005. [44]

(p)(25)(iii)	Revised Code of Ethics of Wellington, effective January 1, 2007. [48]

(p)(25)(iv)	Revised Code of Ethics of Wellington, effective October 1, 2008. (filed herewith)

(p)(26)	Code of Ethics of Boston Advisors.[25]

(p)(26)(i)	Revised Code of Ethics of Boston Advisors, effective December 21, 2004.[33]

(p)(26)(ii)	Revised Code of Ethics of Boston Advisors, effective August 1, 2005. [38]

(p)(26)(iii)	Revised Code of Ethics of Boston Advisors, effective August 2006. [44]

(p)(26)(iv)	Revised Code of Ethics of Boston Advisors, effective May 15, 2007. [48]

C-34

(p)(27)	Code of Ethics of Caywood-Scholl.[25]

(p)(27)(i)	Revised Code of Ethics of Caywood-Scholl, effective January 2006. [44]

(p)(27)(ii)	Revised Code of Ethics of Caywood-Scholl, effective January 2008. (filed herewith)

(p)(28)	Code of Ethics of Alger Management.[25]

(p)(29)	Code of Ethics of GAMCO.[25]

(p)(29)(i)	Revised Code of Ethics of GAMCO, effective October 1, 2004.[33]

(p)(29)(ii)	Revised Code of Ethics of GAMCO, effective February 16, 2006. [44]

(p)(29)(iii)	Revised Code of Ethics of GAMCO, effective January 29, 2007. [48]

(p)(29)(iv)	Revised Code of Ethics of GAMCO, effective March 5, 2008. (filed herewith)

(p)(30)	Code of Ethics of Montag & Caldwell.[25]

(p)(30)(i)	Revised Code of Ethics of Montag, effective December 29, 2004.[33]

(p)(30)(ii)	Revised Code of Ethics of Montag, effective February 6, 2006. [44]

(p)(30)(iii)	Revised Code of Ethics of Montag, effective January 12, 2007. [48]

(p)(30)(iv)	Revised Code of Ethics of Montag, effective September 29, 2008. (filed herewith)

(p)(31)	Code of Ethics of MONY Capital.[25]

(p)(32)	Code of Ethics of Rockefeller.[25]

(p)(33)	Code of Ethics of SSgA FM.[25]

(p)(33)(i)	Revised Code of Ethics of SSgA FM, effective May 2007. (filed herewith)

(p)(34)	Code of Ethics of TCW.[25]

(p)(34)(i)	Revised Code of Ethics of TCW effective February 1, 2005. [38]

(p)(34)(ii)	Revised Code of Ethics of TCW, effective November 11, 2006. [44]

(p)(35)	Code of Ethics of UBS.[25]

(p)(36)	Code of Ethics of William Witter.[29]

(p)(37)	Code of Ethics of Wells Capital.[31]

(p)(37)(i)	Revised Code of Ethics of Wells Capital.[33]

(p)(37)(ii)	Revised Code of Ethics of Wells Capital effective as of September 2005. [38]

C-35

(p)(37)(iii)	Revised Code of Ethics of Wells Capital effective September 15, 2005. [39]

(p)(37)(iv)	Revised Code of Ethics of Wells Capital effective February 2006. [44]

(p)(37)(v)	Revised Code of Ethics of Wells Capital effective October 2006. [45]

(p)(38)	Code of Ethics of Bear Stearns.[32]

(p)(38)(i)	Revised Code of Ethics of Bear Stearns effective as of February 2005. [38]

(p)(39)	Code of Ethics of Lord Abbett.[33]

(p)(39)(i)	Revised Code of Ethics of Lord Abbett effective as of November 15, 2005. [39]

(p)(39)(ii)	Revised Code of Ethics of Lord Abbett effective as of October 2006. [45]

(p)(39)(iii)	Revised Code of Ethics of Lord Abbett, effective as of October 25, 2007. [49]

(p)(40)	Code of Ethics of Dreyfus.[36]

(p)(40)(i)	Revised Code of Ethics of Dreyfus and Mellon Equity, effective November 2006. [44]

(p)(40)(ii)	Revised Code of Ethics of Dreyfus and Mellon Capital, effective November 2007. [49]

(p)(41)	Code of Ethics of Bridgeway.[36]

(p)(41)(i)	Revised Code of Ethics of Bridgeway, effective February 8, 2006. [44]

(p)(41)(ii)	Revised Code of Ethics of Bridgeway, effective July 5, 2007. [48]

(p)(41)(iii)	Revised Code of Ethics of Bridgeway, effective November 16, 2007. [49]

(p)(41)(iv)	Revised Code of Ethics of Bridgeway, effective May 16, 2008. (filed herewith)

(p)(42)	Code of Ethics of Ariel.[35]

(p)(42)(i)	Revised Code of Ethics of Ariel, effective October 11, 2005. [39]

(p)(43)	Code of Ethics of Legg Mason.[35]

(p)(43)(i)	Revised Code of Ethics of Legg Mason, effective February 28, 2006. [44]

(p)(43)(ii)	Revised Code of Ethics of Legg Mason, effective February 8, 2007. [48]

(p)(44)	Code of Ethics of AXA Rosenberg. [40]

(p)(44)(i)	Revised Code of Ethics of AXA Rosenberg, effective December 15, 2007. [49]

(p)(44)(ii)	Revised Code of Ethics of AXA Rosenberg effective May 15, 2008. (filed herewith)

(p)(45)	Code of Ethics of Davis. [40]

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(p)(46)	Code of Ethics of Franklin, Franklin Mutual, Franklin Advisers and Templeton. [40]

(p)(46)(i)	Revised Code of Ethics of Franklin, Franklin Mutual, Franklin Advisers and Templeton effective May 2007. [48]

(p)(46)(ii)	Revised Code of Ethics of Franklin, Franklin Mutual, Franklin Advisers and Templeton, effective May 1, 2008. (filed herewith)

(p)(47)	Code of Ethics of Oppenheimer. [40]

(p)(47)(i)	Revised Code of Ethics of Oppenheimer, effective August 30, 2007. [48]

(p)(47)(ii)	Revised Code of Ethics of Oppenheimer, effective November 2007. [49]

(p)(48)	Code of Ethics of Standish. [40]

(p)(49)	Code of Ethics of BlackRock Financial, BlackRock Investment and BlackRock International effective September 30, 2006. [44]

(p)(49)(i)	Revised Code of Ethics of BlackRock Financial, BlackRock Investment and BlackRock International effective April 2007. [48]

(p)(50)	Code of Ethics of Eagle. [44]

(p)(51)	Code of Ethics of ICAP, effective November 1, 2006. [44]

(p)(52)	Code of Ethics of Wentworth Hauser, effective January 1, 2005. [44]

(p)(52)(i)	Revised Code of Ethics of Wentworth Hauser, effective March 12, 2007. [48]

(p)(52)(ii)	Revised Code of Ethics of Wentworth Hauser, effective June 16, 2008. (filed herewith)

(p)(53)	Code of Ethics of Hirayama Investments, dated June 16, 2008. (filed herewith)

Other Exhibits:

Powers of Attorney.[3]

Power of Attorney for Steven M. Joenk.[12]

Power of Attorney for Theodossios (Ted) Athanassiades.[15]

Power of Attorney for David W. Fox and Gary S. Schpero.[16]

Revised Powers of Attorney.[20]

Amended Powers of Attorney, dated December 6, 2002.[23]

Amended Power of Attorney for Steven M. Joenk.[33]

Power of Attorney for James (Jamie) Shepherdson [38]

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Revised Powers of Attorney. [46]

1.	Incorporated by reference to and/or previously filed Registrant’s Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3.	Incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on October 15, 1997 (File No. 333-17217).

6.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on October 31, 1997 (File No. 333-17217).

7.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

8.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on March 5, 1998 (File No. 333-17217).

9.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on October 15, 1998 (File No. 333-17217).

10.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed on February 16, 1999 (File No. 333-17217).

11.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A filed on April 30, 1999 (File No. 333-17217).

12.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

13.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on February 1, 2000 (File No. 333-17217).

14.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on February 16, 2000 (File No. 333-17217).

15.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on April 21, 2000 (File No. 333-17217).

16.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed on May 30, 2000 (File No. 333-17217).

17.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A filed on January 23, 2001 (File No. 333-17217).

18.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on March 22, 2001 (File No. 333-17217).

19.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2001 (File No. 333-17217).

20.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on August 13, 2001 (File No. 333-17217).

21.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed on February 4, 2002 (File No. 333-17217).

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22.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 3, 2002 (File No. 333-17217).

23.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2003 (File No. 333-17217).

24.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on March 31, 2003 (File No. 333-17217).

25.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on January 15, 2004 (File No. 333-17217).

26.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 10, 2004 (File No. 333-17217).

27.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2004 (File No. 333-17217).

28.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A filed on April 28, 2004 (File No. 333-17217).

29.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on July 12, 2004 (File No. 333-17217).

30.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on July 13, 2004 (File No. 333-17217).

31.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on October 15, 2004 (File No. 333-17217).

32.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A filed on February 8, 2005 (File No. 333-17217).

33.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on April 7, 2005 (File No. 333-17217).

34.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on June 16, 2005 (File No. 333-17217).

35.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A filed on July 1, 2005 (File No. 333-17217).

36.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2005 (File No. 333-17217).

37.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on August 24, 2005. (File No. 333-17217).

38.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed on February 8, 2006. (File No. 333-17217)

39.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on April 5, 2006. (File No. 333-17217)

40.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A filed on June 16, 2006. (File No. 333-17217)

41.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on August 23, 2006. (File No. 333-17217)

42.	Incorporated by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on November 9, 2006. (File No. 333-17217)

43.	Incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on November 13, 2006. (File No. 333-17217)

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44.	Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2007. (File No. 333-17217)

45.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007. (File No. 333-17217)

46.	Incorporated by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on October 4, 2007. (File No. 333-17217)

47.	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on December 27, 2007. (File No. 333-17217)

48.	Incorporated by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A filed on February 1, 2008. (File No. 333-17217)

49.	Incorporated by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on April 1, 2008. (File No. 333-17217)

50.	Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on December 30, 2008. (File No. 333-17217)

Item 24.	Persons Controlled by or Under Common Control with the Trust

AXA Equitable Life Insurance Company (“AXA Equitable”) controls the Trust by virtue of its ownership of more than 99% of the Trust’s shares as of December 31, 2008. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters, if applicable. The Trust may in the future offer its shares to insurance companies unaffiliated with AXA Equitable.

On July 22, 1992, AXA Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time AXA Equitable became a wholly owned subsidiary of AXA Financial, Inc. (“AXA Financial”). AXA Financial continues to own 100% of AXA Equitable’s common stock. On September 7, 2004 the name “The Equitable Life Assurance Society of the United States” was changed to “AXA Equitable Life Insurance Company” (“AXA Equitable”).

AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA’s insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Item 25.	Indemnification

Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws.

Article VII, Section 2 of the Trust’s Declaration of Trust (“Trust”) states, in relevant part, that a “Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws.” Article VII, Section 4 of the Trust’s Declaration of Trust further states, in relevant part, that the “Trustees shall be entitled and

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empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.”

Article VI, Section 2 of the Trust’s By-Laws states, in relevant part, that “[s]ubject to the exceptions and limitations contained in Section 3 of this Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Article VI, Section 3 of the Trust’s By-Laws further states, in relevant part, that “[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged.” Article VI, Section 4 of the Trust’s By-Laws also states that the “rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party’s] heirs, executors and administrators.”

Registrant’s Investment Management Agreements state:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

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Sections 4(a) and 4(b) of certain of the Registrant’s Investment Advisory Agreements state:

4.	LIABILITY AND INDEMNIFICATION

(a) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser with respect to the services provided to the Jennison Allocated Portion of the Portfolio hereunder, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for its own actions, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act, or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Adviser, which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee (as defined below) for use therein; provided, that the applicable Adviser Indemnitee has had an opportunity to review such information as included in such Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio.

(b) Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Portfolio, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnities may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, the Exchange Act or under any other statute, at common law or otherwise arising out of or based on (a) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (b) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Portfolio or the omission to state therein a material fact known to the Manager which was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust by an Adviser Indemnitee for use therein.

Section 4 of certain of the Registrant’s Investment Advisory Agreements states:
Neither the Adviser nor any of its directors, officers, or employees shall be liable to the Manager for any loss suffered by the Manager resulting from its acts or omissions as Adviser to the Portfolio, except for losses to the Manager or the Trust resulting from willful misconduct, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser or any of its directors, officers or employees. The Adviser, its directors, officers or employees shall not be liable to the Manager or the

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Trust for any loss suffered as a consequence of any action or inaction of other service providers to the Trust in failing to observe the instructions of the Adviser, provided such action or inaction of such other service providers to the Trust is not a result of the willful misconduct, bad faith or gross negligence in the performance of, or from reckless disregard of, the duties of the Adviser under this Agreement. Notwithstanding the foregoing, nothing herein shall be deemed to waive any rights against the Adviser under federal or state securities laws.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of AXA Advisors in its capacity as a principal underwriter of the Trust's Class IA shares and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

(a) AXA Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on AXA Equitable's part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by AXA Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to Section 10 below, AXA Equitable's (or such third party’s) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

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(b) Except to the extent that AXA Equitable may be held liable pursuant to Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

(i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III, the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

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Section 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Manager and Advisers

AXA Equitable is a registered investment adviser and serves as manager for all funds of the Registrant. The descriptions of AXA Equitable and each of the advisers, as applicable, under the caption “Management of the Trust,” “Management Team – The Manager” or “About the Investment Portfolios” in the Prospectuses and under the caption “Investment Management and Other Services” in the Statements of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

The information as to the directors and officers of AXA Equitable is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-07000) and is incorporated herein by reference.

AXA Equitable, with the approval of the Registrant’s board of trustees, selects advisers for certain portfolios of the Registrant. The following companies, all of which are registered investment advisers, serve as advisers for such portfolios.

The information as to the directors and officers of MFSIM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) and is incorporated herein by reference.

The information as to the directors and officers of MSIM is set forth in Morgan Stanley Dean Witter Investment Management Inc.’s Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) and is incorporated herein by reference.

C-45

The information as to the directors and officers of J. P. Morgan is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) and is incorporated herein by reference.

The information as to the directors and officers of Evergreen is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8327) and is incorporated herein by reference.

The information as to the directors and officers of Evergreen International is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-42427) and is incorporated herein by reference.

The information as to the directors and officers of AllianceBernstein is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) and is incorporated herein by reference.

The information as to the directors and officers of Capital Guardian is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60145) and is incorporated herein by reference.

The information as to the directors and officers of Calvert is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17044) and is incorporated herein by reference.

The information as to the directors and officers of Fidelity is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7884) and is incorporated herein by reference.

The information as to the directors and officers of Marsico is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) and is incorporated herein by reference.

The information as to the directors and officers of Boston Advisors is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18130) and is incorporated herein by reference.

The information as to the directors and officers of Caywood-Scholl is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57906) and is incorporated herein by reference.

The information as to the directors and officers of GAMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-14132) and is incorporated herein by reference.

The information as to the directors and officers of Montag is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15398) and is incorporated herein by reference.

The information as to the directors and officers of UBS is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-34910) and is incorporated herein by reference.

The information as to the directors and officers of Wellington Management is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) and is incorporated herein by reference.

The information as to the directors and officers of PIMCO is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) and is incorporated herein by reference.

The information as to directors and officers of Lord Abbett is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6997) and is incorporated herein by reference.

The information as to directors and officers of Bridgeway is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-44394) and is incorporated herein by reference.

C-46

The information as to directors and officers of Dreyfus is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8147) and is incorporated herein by reference.

The information as to directors and officers of Ariel is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18767) and is incorporated herein by reference.

The information as to directors and officers of AXA Rosenberg is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56080) and is incorporated herein by reference.

The information as to directors and officers of Davis is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-31648) and is incorporated herein by reference.

The information as to directors and officers of Franklin is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-51967) and is incorporated herein by reference.

The information as to directors and officers of Franklin Mutual is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-53068) and is incorporated herein by reference.

The information as to directors and officers of Oppenheimer is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-8253) and is incorporated herein by reference.

The information as to directors and officers of Templeton is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-42343) and is incorporated herein by reference.

The information as to directors and officers of Franklin Advisers is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-26292) and is incorporated herein by reference.

The information as to directors and officers of ICAP is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-40779) and is incorporated herein by reference.

The information as to directors and officers of Wentworth Hauser is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-46131) and is incorporated herein by reference.

The information as to directors and officers of BlackRock Investment is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56972) and is incorporated herein by reference.

The information as to directors and officers of BlackRock International is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-16080) and is incorporated herein by reference.

The information as to directors and officers of BlackRock Financial is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48433) and is incorporated herein by reference.

The information as to directors and officers of T. Rowe Price is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) and is incorporated herein by reference.

The information as to directors and officers of SSgA FM is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60103) and is incorporated herein by reference.

The information as to directors and officers of Hirayama Investments is set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-69407) and is incorporated herein by reference.

C-47

Item 27.	Principal Underwriters.

(a) AXA Advisors and AXA Distributors are the principal underwriters of the Trust’s Class IA shares and Class IB shares. AXA Advisors also serves as a principal underwriter for the following entities: AXA Premier VIP Trust; Separate Account Nos. 45, 66 and 301 of AXA Equitable; and Separate Accounts A, I and FP of AXA Equitable. AXA Distributors also serves as a principal underwriter for AXA Premier VIP Trust and Separate Account No. 49 of AXA Equitable.

(b) Set forth below is certain information regarding the directors and officers of AXA Advisors and AXA Distributors, the principal underwriters of the Trust’s Class IA and Class IB shares. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.

AXA Advisors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA ADVISORS LLC	POSITIONS AND OFFICES WITH THE TRUST
DIRECTORS
Harvey E. Blitz	Director
Richard Dziadzio	Director
Mary Beth Farrell	Director
Barbara Goodstein	Director
Andrew McMahon	Director
Christine Nigro	Director
James A. Shepherdson	Director

OFFICERS
Andrew McMahon	Chairman of the Board
Mary Beth Farrell	Vice Chairman
Christine Nigro	President
Patricia Roy	Chief Compliance Officer
Anthony Sages	Chief Sales Officer
Philip Pescatore	Chief Risk Officer
William McDermott	Executive Vice President
Kevin R. Bryne	Executive Vice President and Treasurer
Mark D. Godofsky	Senior Vice President and Controller
Harvey Blitz	Senior Vice President
William Degnan	Senior Vice President
James Goodwin	Senior Vice President
Jeffrey Green	Senior Vice President
Frank Acierno	Vice President
Michael Brzozowski	Vice President
Gerry Carroll	Vice President
Claire A. Comerford	Vice President
Gary Gordon	Vice President
Maurya Keating	Vice President and Associate General Counsel
Christopher LaRussa	Vice President
Frank Massa	Vice President
Carolann Matthews	Vice President
Deborah O’Neil	Vice President
Edna Russo	Vice President

C-48

AXA Advisors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA ADVISORS LLC	POSITIONS AND OFFICES WITH THE TRUST
Danielle D. Wise	Vice President
Brett Wright	Vice President
Camille Joseph Varlack	Assistant Vice President, Secretary and Counsel
Irina Gyrla	Assistant Vice President
Steven Malvey	Assistant Vice President
Jamie Milici	Assistant Vice President
Ruth Shorter	Assistant Vice President
Kenneth Webb	Assistant Vice President
Francesca Divone	Assistant Secretary

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST
DIRECTORS
Philip Meserve	Director
William Miller, Jr.	Director
James Shepherdson	Director

OFFICERS
James Shepherdson	Chairman of the Board, President & Chief Executive Officer
Philip Meserve	Executive Vice President of Business Development
William Miller, Jr.	Executive Vice President & Chief Sales Officer
Michael Gregg	Executive Vice President
Gary Hirschkron	Executive Vice President
Joanne Petrini-Smith	Executive Vice President
Michael McCarthy	Senior Vice President and National Sales Manager
Kirby Noel	Senior Vice President and National Sales Manager
Lee Small	Senior Vice President and National Sales Manager
Mitchell Waters	Senior Vice President and National Sales Manager
Eric Alstrin	Senior Vice President
Kevin Dolan	Senior Vice President
Daniel Falher	Senior Vice President
Harvey Fladeland	Senior Vice President
Nelida Garcia	Senior Vice President
Peter Golden	Senior Vice President
David Kahal	Senior Vice President
Kevin Kennedy	Senior Vice President
Diane Keary	Senior Vice President
John Leffew	Senior Vice President

C-49

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST
Andrew Marrone	Senior Vice President
Mitchell Melum	Senior Vice President
Jeff Pawliger	Senior Vice President
Anthea Parkinson	Senior Vice President and National Accounts Director, Financial Institutions
Ted Repass	Senior Vice President
Eric Retzlaff	Senior Vice President
Marian Sole	Senior Vice President
Mark Teitelbaum	Senior Vice President
Mark Totten	Senior Vice President
Mary Toumpas	Senior Vice President
Nicholas Volpe	Senior Vice President
Norman J. Abrams	Vice President and General Counsel
Doreen Bellomo	Vice President
Jeffrey Coomes	Vice President
Karen Farley	Vice President
Michael Gass	Vice President
Nicholas Gismondi	Vice President and Chief Financial Officer
Timothy Hatfield	Vice President
Holly Hughes	Vice President
Kelly LaVigne	Vice President
Deborah Lewis	Vice President
Page Long	Vice President
Karen Nadeau	Vice President
Michelle Privitera	Vice President
Ronald R. Quist	Vice President and Treasurer
Stephen Ratcliffe	Vice President
Michael Scarlata	Vice President
Alice Stout	Vice President
William Terry	Vice President
John Zales	Vice President
Camille Joseph Varlack	Assistant Vice President, Secretary and Counsel
Sandra Ferantello	Assistant Vice President
Elizabeth Hafez	Assistant Vice President
Gregory Lashinsky	Assistant Vice President – Financial Operations
Michelle Luzzi	Assistant Vice President
Patricia Lane O’Shea	Assistant Vice President
Richard Olewnik	Assistant Vice President
James Pazareskis	Assistant Vice President
Kelly Riddell	Assistant Vice President
Matthew Schirripa	Assistant Vice President
Francesca Divone	Assistant Secretary

(c) Inapplicable.

C-50

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank

4 Chase MetroTech Center

Brooklyn, New York 11245

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Manager or Sub-Administrator:

JPMorgan Investors Services Co.	AXA Equitable Life Insurance Company
73 Tremont Street	1290 Avenue of the Americas
Boston, MA 02108	New York, New York 10104

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Manager or Advisers:

AXA Equitable Life Insurance Company 1290 Avenue of the Americas New York, NY 10104	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105

MFS Investment Management 500 Boylston Street Boston, MA 02116	Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020

Capital Guardian Trust Company 11100 Santa Monica Boulevard 17th Floor Los Angeles, CA 90025	Evergreen Investment Management Company, LLC 200 Berkely Street - Suite 9000 Boston, MA 02116

JPMorgan Investment Management Inc. 522 Fifth Avenue New York, NY 10036	Bridgeway Capital Management, Inc. 5615 Kirby Drive, Suite 518 Houston, TX 77005-2448

Calvert Asset Management Company, Inc. 4550 Montgomery Avenue Suite 1000N Bethesda, MD 20814	Marsico Capital Management, LLC 1200 17th Street Denver, CO 80202

C-51

Fidelity Management & Research Company 82 Devonshire Street Boston, MA 02109	Caywood-Scholl Capital Management 4350 Executive Drive Suite 125 San Diego, CA 92121

Boston Advisors, LLC One Federal Street 26th Floor Boston, MA 02110	GAMCO Asset Management Inc. One Corporate Center Rye, NY 10580

The Dreyfus Corporation 200 Park Avenue New York, NY 10166	Wellington Management Company LLP 75 State Street Boston, MA 02109

Montag & Caldwell, Inc. 3455 Peachtree Road, N.W. Suite 1200 Atlanta, GA 30326-3249	UBS Global Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606

Ariel Capital Management, LLC 200 East Randolph Drive, Suite 2900 Chicago, IL 60601	Lord Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302

AXA Rosenberg Investment Management, LLC 4 Orinda Way, Building E Orinda, CA 94563	First International Advisors 3 Bishopsgate London EC2N 3AB England

Franklin Advisory Services, LLC One Parker Plaza, Ninth Floor Fort Lee, NJ 07024	Davis Selected Advisers, L.P. 2949 East Elvira Road, Suite 101 Tucson, AZ 85706

Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281-1008

Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906	Templeton Global Advisors Limited Lyford Cay Nassau, Bahamas

BlackRock Investment Management LLC P.O. Box 9011 Princeton, NJ 08543-9011	BlackRock Financial Management, Inc. 40 East 52nd Street New York, NY 10022

Institutional Capital, LLC 225 W. Wacker Drive Suite 2400 Chicago, IL 60606	BlackRock Investment Management International Limited 33 King William Street London EC4R 9AS England

C-52

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202	Wentworth, Hauser and Violich, Inc. 353 Sacramento Street Suite 600 San Francisco, CA 94111

Pacific Investment Management Company, LLC 840 Newport Center Drive Newport Beach, CA 92660	Hirayama Investments 301 Battery Street Suite 400 San Francisco, CA 94111

SSgA Funds Management State Street Financial Center One Lincoln Street Boston, MA 02111

Item 29.	Management Services

None.

Item 30.	Undertakings

Inapplicable.

C-53

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 13th day of February 2009.

EQ ADVISORS TRUST

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Trustee, Chairman, President and Chief
Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, Chairman, President and Chief Executive Officer	February 13, 2009

/s/ Jettie M. Edwards* Jettie M. Edwards	Trustee	February 13, 2009

/s/ William M. Kearns, Jr.* William M. Kearns, Jr.	Trustee	February 13, 2009

/s/ Christopher P.A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	February 13, 2009

/s/ Theodossios Athanassiades* Theodossios Athanassiades	Trustee	February 13, 2009

/s/ David W. Fox* David W. Fox	Trustee	February 13, 2009

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	February 13, 2009

/s/ Harvey Rosenthal* Harvey Rosenthal	Trustee	February 13, 2009

/s/ Brian Walsh* Brian Walsh	Treasurer and Chief Financial Officer	February 13, 2009

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)

Exhibit Index

(d)(1)(xxv)	Amendment No. 12 dated May 1, 2008 to the Amended and Restated Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.

(d)(1)(xxvii)	Amendment No. 13 dated December 1, 2008 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.

(d)(1)(xxviii)	Amendment No. 14 dated January 1, 2009 to the Investment Management Agreement between the Trust and AXA Equitable dated May 1, 2000.

(d)(9)(v)	Amendment No. 1 dated July 1, 2008 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated August 1, 2006.

(d)(9)(vi)	Amendment No. 2 dated January 15, 2009 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and J.P. Morgan dated August 1, 2006.

(d)(11)(vii)	Investment Advisory Agreement dated October 28, 2008 by and between AXA Equitable and Evergreen.

(d)(11)(viii)	Investment Advisory Agreement dated October 28, 2008 by and between AXA Equitable and Evergreen International.

(d)(12)(xvi)	Amendment No. 3 dated December 1, 2008 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated as of August 1, 2006.

(d)(12)(xvii)	Amendment No. 4 dated January 15, 2009 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated as of August 1, 2006.

(d)(22)(x)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Marsico on behalf of EQ/Marsico Focus Portfolio dated December 14, 2007.

(d)(22)(xi)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Marsico on behalf of EQ/Large Cap Growth PLUS Portfolio (formerly MarketPLUS Large Cap Growth Portfolio) dated December 14, 2007.

(d)(23)(iv)	Amendment No. 1 dated July 1, 2008 to the Second Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated as of August 1, 2006.

(d)(26)(iv)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Wellington Management dated May 25, 2007.

(d)(32)(v)	Investment Advisory Agreement between AXA Equitable and Montag dated September 28, 2008.

(d)(32)(vi)	Investment Advisory Agreement between AXA Equitable and Montag dated October 5, 2008.

(d)(32)(vii)	Investment Advisory Agreement between AXA Equitable and Montag dated December 4, 2008.

(d)(34)(i)	Investment Advisory Agreement between AXA Equitable and SSgA FM dated December 1, 2008.

(d)(34)(ii)	Amendment No. 1, effective as of January 1, 2009 to the Investment Advisory Agreement between AXA Equitable and SSgA FM dated December 1, 2008.

(d)(53)(i)	Amendment No. 1 dated as of July 1, 2008, to the Investment Advisory Agreement between AXA Equitable and BlackRock Financial dated as of October 1, 2006.

(d)(54)(ii)	Amendment No. 2 dated as of July 1, 2008, to the Investment Advisory Agreement between AXA Equitable and BlackRock Investment dated as of October 1, 2006.

(d)(55)(ii)	Amendment No. 2 dated as of July 1, 2008, to the Investment Advisory Agreement between AXA Equitable and BlackRock International dated as of October 1, 2006.

(d)(57)(i)	Amendment No. 1 dated June 22, 2007 to the Investment Advisory Agreement between AXA Equitable and ICAP dated May 25, 2007.

(d)(57)(ii)	Amendment No. 2 dated as of May 1, 2008, to the Investment Advisory Agreement between AXA Equitable and ICAP dated May 25, 2007.

(d)(58)(i)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Mellon Capital Management corporation (formerly, Mellon Equity) (“Mellon Capital”) dated May 25, 2007.

(d)(59)(i)	Amendment No. 1 dated May 1, 2008 to the Investment Advisory Agreement between AXA Equitable and Wentworth Hauser dated May 1, 2007.

(d)(60)	Amended and Restated Investment Advisory Agreement between AXA Equitable, Wentworth Hauser and Hirayama Investments, LLC (“Hirayama Investments”) dated as of December 1, 2008.

(e)(5)(xii)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IA shares.

(e)(6)(xii)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Distributors dated as of July 15, 2002 with respect to Class IB shares.

(e)(7)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IA shares.

(e)(8)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Distribution Agreement between the Trust and AXA Advisors dated as of July 15, 2002 with respect to Class IB shares.

(g)(3)(xi)	Amendment No. 10 dated May 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.

(g)(3)(xii)	Amendment No. 11 dated July 1, 2008 to the Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase Bank dated February 1, 2002.

(h)(1)(ix)	Amendment No. 7 dated as of May 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.

(h)(1)(x)	Amendment No. 8 dated December 1, 2008 to the Mutual Fund Services Agreement between the Trust and AXA Equitable dated May 1, 2000.

(h)(2)(xxvi)	Amendment No. 5 dated as of July 6, 2007 to the Expense Limitation Agreement between the Trust and AXA Equitable dated July 9, 2004, with respect to the MONY Portfolios.

(h)(2)(xxvii)	Amendment No. 12 dated May 1, 2008 to the Fourth Amended and Restated Expense Limitation Agreement between AXA Equitable and the Trust dated as of May 1, 2002.

(h)(2)(xxviii)	Amendment No. 6 dated as of September 1, 2008, to the Expense Limitation Agreement between the Trust and AXA Equitable dated July 9, 2004, with respect to the MONY Portfolios.

(h)(2)(xxix)	Amendment No. 13 dated September 1, 2008, to the Expense Limitation Agreement between the Trust and AXA Equitable dated as of May 1, 2002.

(h)(4)(xviii)	Amendment No. 9 dated May 1, 2008 to the Amended and Restated Participation Agreement among the Trust, AXA Equitable, AXA Distributors Advisors and AXA Advisors dated July 15, 2002.

(p)(1)(vi)	Revised Code of Ethics of the Trust, AXA Equitable, AXA Advisors and AXA Distributors dated March 31, 1997, as amended July 2008.

(p)(2)(viii)	Revised Code of Ethics of AllianceBernstein, updated February 2008.

(p)(6)(v)	Revised Code of Ethics of Capital Guardian effective September 2008.

(p)(8)(iv)	Reivsed Code of Ethics of J.P. Morgan, effective June 10, 2008.

(p)(10)(iv)	Revised Code of Ethics of MFSIM, effective as of February 25, 2008.

(p)(12)(vi)	Revised Code of Ethics of MSIM, effective May 12, 2008.

(p)(14)(vi)	Revised Code of Ethics of T. Rowe Price, effective March 1, 2008.

(p)(21)(vi)	Revised Code of Ethics of Marsico effective September 1, 2008.

(p)(25)(iv)	Revised Code of Ethics of Wellington, effective October 1, 2008.

(p)(27)(ii)	Revised Code of Ethics of Caywood-Scholl, effective January 2008.

(p)(29)(iv)	Revised Code of Ethics of GAMCO, effective March 5, 2008.

(p)(30)(iv)	Revised Code of Ethics of Montag, effective September 29, 2008.

(p)(33)(i)	Revised Code of Ethics of SSgA FM, effective May 2007.

(p)(41)(iv)	Revised Code of Ethics of Bridgeway, effective May 16, 2008.

(p)(44)(ii)	Revised Code of Ethics of AXA Rosenberg effective May 15, 2008.

(p)(46)(ii)	Revised Code of Ethics of Franklin, Franklin Mutual, Franklin Advisers and Templeton, effective May 1, 2008.

(p)(52)(ii)	Revised Code of Ethics of Wentworth Hauser, effective June 16, 2008.

(p)(53)	Code of Ethics of Hirayama Investments, dated June 16, 2008.